UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

See the inside front cover for important information about access to your fund's annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

European Stock Index Fund	3

Pacific Stock Index Fund	26

Trustees Approve Advisory Arrangements	47

Liquidity Risk Management	49

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$842.53	$1.05
FTSE Europe ETF Shares	1,000.00	843.58	0.37
Admiral™ Shares	1,000.00	843.30	0.46
Institutional Shares	1,000.00	843.14	0.37
Institutional Plus Shares	1,000.00	843.38	0.32
Pacific Stock Index Fund
Investor Shares	$1,000.00	$876.12	$1.07
FTSE Pacific ETF Shares	1,000.00	876.63	0.37
Admiral Shares	1,000.00	876.52	0.47
Institutional Shares	1,000.00	877.12	0.37
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.72	$1.16
FTSE Europe ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.52	0.35
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.72	$1.16
FTSE Pacific ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

European Stock Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	6.0%
Consumer Goods	18.5
Consumer Services	6.4
Financials	18.2
Health Care	16.8
Industrials	15.0
Oil & Gas	5.3
Technology	6.5
Telecommunications	2.9
Utilities	4.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

European Stock Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
[1]Austria †			64,731	0.4%

Belgium
	Anheuser-Busch InBev SA/NV	1,361,493	63,405	0.4%
	Belgium—Other †		188,716	1.3%
			252,121	1.7%
Denmark
	Novo Nordisk A/S Class B	2,923,048	186,461	1.3%
	Novozymes A/S	360,061	17,663	0.1%
1	Denmark—Other †		326,326	2.2%
			530,450	3.6%

Finland †			308,288	2.0%

France
^	Sanofi	1,915,709	187,115	1.2%
	LVMH Moet Hennessy Louis Vuitton SE	440,096	170,139	1.1%
	TOTAL SA	4,217,364	149,685	1.0%
*	Schneider Electric SE	926,736	85,642	0.6%
*	L’Oreal SA Loyalty Shares	278,786	81,055	0.6%
	Danone SA	1,057,298	73,691	0.5%
	Air Liquide SA Loyalty Shares	562,260	71,438	0.5%
	Vinci SA	821,428	67,293	0.5%
	Kering SA	131,111	66,697	0.5%
	EssilorLuxottica SA	519,054	64,479	0.4%
*	Airbus SE	972,929	61,605	0.4%
	Axa SA	3,391,937	60,297	0.4%
	BNP Paribas SA	1,911,829	60,063	0.4%
§,1	France—Other †		1,073,926	7.2%
			2,273,125	15.3%

4

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Germany
	SAP SE	1,712,100	203,924	1.4%
	Allianz SE	733,645	135,014	0.9%
	Siemens AG	1,338,576	123,529	0.8%
	Bayer AG	1,732,884	113,971	0.7%
*	Deutsche Telekom AG	5,709,821	83,476	0.6%
	BASF SE	1,617,346	82,770	0.6%
	adidas AG	341,294	78,134	0.5%
1	Germany—Other †		1,215,346	8.2%
			2,036,164	13.7%

§Ireland †			107,334	0.7%

Italy
	Enel SPA	13,750,659	93,924	0.6%
1	Italy—Other †		479,743	3.1%
			573,667	3.7%
Netherlands
	ASML Holding NV	707,596	206,679	1.4%
	Unilever NV	2,417,234	120,377	0.8%
	Koninklijke Philips NV	1,577,625	68,773	0.4%
*	Prosus NV	765,452	57,873	0.4%
1	Netherlands—Other †		514,700	3.4%
			968,402	6.4%

[1]Norway †			181,792	1.2%

[1]Poland †			74,473	0.5%

Portugal †			49,050	0.3%

Spain
*	Iberdrola SA	10,476,819	104,222	0.7%
	Banco Santander SA	29,037,646	64,882	0.4%
1	Spain—Other †		411,957	2.7%
			581,061	3.8%

[1]Sweden †			771,882	5.0%

Switzerland
*	Nestle SA	5,108,530	541,045	3.6%
	Roche Holding AG	1,252,124	433,607	2.9%
	Novartis AG	3,761,064	320,963	2.2%
	Zurich Insurance Group AG	261,560	82,929	0.6%
	UBS Group AG	5,980,708	64,038	0.4%
	ABB Ltd.	3,156,660	59,921	0.4%
	Roche Holding AG (Bearer)	23,159	8,043	0.1%
§,1	Switzerland—Other †		880,116	5.9%
			2,390,662	16.1%

United Kingdom
	AstraZeneca plc	2,320,434	242,701	1.6%
	HSBC Holdings plc	35,791,273	183,967	1.2%
	GlaxoSmithKline plc	8,665,185	180,780	1.2%

5

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	British American Tobacco plc	3,873,640	149,308	1.0%
	Diageo plc	4,075,873	140,333	0.9%
	BP plc	35,214,101	138,759	0.9%
	Royal Dutch Shell plc Class B	6,621,609	106,004	0.7%
	Royal Dutch Shell plc Class A (XLON)	6,104,945	100,514	0.7%
	Unilever plc	1,925,351	99,141	0.7%
	Reckitt Benckiser Group plc	1,111,927	92,624	0.6%
	Rio Tinto plc	1,943,300	90,206	0.6%
	National Grid plc	6,149,352	72,063	0.5%
	Vodafone Group plc	47,457,622	66,948	0.4%
	Prudential plc	4,594,225	64,813	0.4%
	BHP Group plc	3,674,380	61,675	0.4%
	Royal Dutch Shell plc Class A (XAMS)	1,191,185	19,910	0.1%
	British American Tobacco plc ADR	161,443	6,159	0.0%
§,1	United Kingdom—Other †		1,838,788	12.4%
			3,654,693	24.3%
Total Common Stocks (Cost $21,730,634)			14,817,895	98.7%

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.522%	5,197,559	519,756	3.4%

[4] U.S. Government and Agency Obligations †			31,961	0.2%
Total Temporary Cash Investments (Cost $551,769)			551,717	3.6%
Total Investments (Cost $22,282,403)			15,369,612	102.3%
Other Assets and Liabilities—Net (-2.3%)[3,4,5,6]			(355,212)	(2.3%)
Net Assets			15,014,400	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $466,458,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $437,047,000, representing 2.9% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $496,866,000 was received for securities on loan, of which $496,822,000 is held in Vanguard Market Liquidity Fund and $44,000 is held in cash.

4	Securities with a value of $31,961,000 and cash of $649,000 have been segregated as initial margin for open futures contracts.

5	Cash of $1,750,000 has been segregated as collateral for open forward currency contracts.

6	Includes cash collateral received for ETF capital activity. ADR—American Depositary Receipt.

6

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2020	4,212		133,256	18,772
FTSE 100 Index	June 2020	891		66,043	7,819
					26,591

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Toronto-Dominion Bank	7/2/20	EUR	61,959	USD	66,422	1,567	—
Royal Bank of Canada	7/2/20	GBP	36,369	USD	43,307	2,512	—
Morgan Stanley Capital Services LLC	7/2/20	EUR	38,782	USD	42,009	548	—
Goldman Sachs International	7/2/20	GBP	15,776	USD	19,202	674	—
JPMorgan Chase Bank, N.A.	7/2/20	CHF	10,136	USD	10,581	—	(61)
Bank of America, N.A.	7/2/20	USD	83,534	CHF	81,546	—	(1,105)
Morgan Stanley Capital Services LLC	7/2/20	USD	24,095	GBP	20,560	—	(1,807)
Deutsche Bank AG	7/2/20	USD	15,377	EUR	13,879	147	—
JPMorgan Chase Bank, N.A.	7/2/20	USD	2,318	DKK	15,965	—	(29)
						5,448	(3,002)

CHF—Swiss franc.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

USD—U.S. dollar.

At April 30, 2020, the counterparties had deposited in segregated accounts cash of $2,860,000 and a security with a value of $395,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

7

European Stock Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $21,762,594)	14,849,856
Affiliated Issuers (Cost $519,809)	519,756
Total Investments in Securities	15,369,612
Investment in Vanguard	733
Foreign Currency, at value (Cost $16,567)	17,176
Cash Collateral Pledged—Futures Contracts	649
Cash Collateral Pledged—ETF Capital Activity	91,940
Cash Collateral Pledged—Forward Currency Contracts	1,750
Receivables for Investment Securities Sold	1,141
Receivables for Accrued Income	126,904
Receivables for Capital Shares Issued	1,846
Variation Margin Receivable—Futures Contracts	5,300
Unrealized Appreciation—Forward Currency Contracts	5,448
Total Assets	15,622,499
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	1,105
Collateral for Securities on Loan	496,866
Collateral for ETF Capital Activity	91,940
Payables for Capital Shares Redeemed	4,757
Payables to Vanguard	4,276
Variation Margin Payable—Futures Contracts	6,143
Unrealized Depreciation—Forward Currency Contracts	3,002
Total Liabilities	608,099
Net Assets	15,014,400

8

European Stock Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	22,536,342
Total Distributable Earnings (Loss)	(7,521,942)
Net Assets	15,014,400

Investor Shares—Net Assets
Applicable to 761,326 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,929
Net Asset Value Per Share—Investor Shares	$24.86

ETF Shares—Net Assets
Applicable to 227,241,032 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,516,233
Net Asset Value Per Share—ETF Shares	$46.28

Admiral Shares—Net Assets
Applicable to 64,336,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,724,260
Net Asset Value Per Share—Admiral Shares	$57.89

Institutional Shares—Net Assets
Applicable to 27,965,211 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	690,306
Net Asset Value Per Share—Institutional Shares	$24.68

Institutional Plus Shares—Net Assets
Applicable to 586,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,672
Net Asset Value Per Share—Institutional Plus Shares	$110.29

See accompanying Notes, which are an integral part of the Financial Statements.

9

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	211,537
Interest[2]	195
Securities Lending—Net	2,931
Total Income	214,663
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,219
Management and Administrative—Investor Shares	14
Management and Administrative—ETF Shares	3,703
Management and Administrative—Admiral Shares	1,671
Management and Administrative—Institutional Shares	237
Management and Administrative—Institutional Plus Shares	19
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	316
Marketing and Distribution—Admiral Shares	114
Marketing and Distribution—Institutional Shares	14
Marketing and Distribution—Institutional Plus Shares	—
Custodian Fees	616
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	89
Shareholders’ Reports—Admiral Shares	28
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	8,050
Expenses Paid Indirectly	(204)
Net Expenses	7,846
Net Investment Income	206,817
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(608,951)
Futures Contracts	(50,124)
Forward Currency Contracts	4,880
Foreign Currencies	(951)
Realized Net Gain (Loss)	(655,146)

10

European Stock Index Fund

Statement of Operations (continued)

Six Months Ended
April 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,945,699)
Futures Contracts	24,825
Forward Currency Contracts	(242)
Foreign Currencies	1,301
Change in Unrealized Appreciation (Depreciation)	(2,919,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,368,144)

1	Dividends are net of foreign withholding taxes of $22,788,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $120,000, ($46,000), and ($22,000), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes ($184,304,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

11

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	206,817	663,789
Realized Net Gain (Loss)	(655,146)	35,555
Change in Unrealized Appreciation (Depreciation)	(2,919,815)	1,206,225
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,368,144)	1,905,569
Distributions[1]
Investor Shares	(231)	(11,251)
ETF Shares	(143,303)	(475,195)
Admiral Shares	(47,576)	(151,252)
Institutional Shares	(8,809)	(29,476)
Institutional Plus Shares	(801)	(4,128)
Total Distributions	(200,720)	(671,302)
Capital Share Transactions
Investor Shares	(2,306)	(537,858)
ETF Shares	70,381	(2,413,675)
Admiral Shares	(155,735)	198,090
Institutional Shares	(40,089)	53,745
Institutional Plus Shares	(29,198)	(66,754)
Net Increase (Decrease) from Capital Share Transactions	(156,947)	(2,766,452)
Total Increase (Decrease)	(3,725,811)	(1,532,185)
Net Assets
Beginning of Period	18,740,211	20,272,396
End of Period	15,014,400	18,740,211

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

12

European Stock Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.84	$27.85	$31.44	$25.27	$27.98	$29.05
Investment Operations
Net Investment Income	.295[1]	1.053[1]	.968[1]	.827[1]	.881	.866
Net Realized and Unrealized Gain (Loss) on Investments	(4.988)	1.913	(3.572)	6.109	(2.738)	(1.058)
Total from Investment Operations	(4.693)	2.966	(2.604)	6.936	(1.857)	(.192)
Distributions
Dividends from Net Investment Income	(.287)	(.976)	(.986)	(.766)	(.853)	(.878)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.287)	(.976)	(.986)	(.766)	(.853)	(.878)
Net Asset Value, End of Period	$24.86	$29.84	$27.85	$31.44	$25.27	$27.98
Total Return[2]	-15.75%	10.90%	-8.53%	27.77%	-6.63%	-0.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19	$25	$543	$701	$608	$730
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.07%	3.72%	3.14%	2.81%	3.35%	3.05%
Portfolio Turnover Rate[3]	1%	3%	6%	4%	6%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$55.54	$51.84	$58.54	$47.05	$52.09	$54.08
Investment Operations
Net Investment Income	.594[1]	1.854[1]	1.912[1]	1.567[1]	1.717	1.691
Net Realized and Unrealized Gain (Loss) on Investments	(9.277)	3.744	(6.689)	11.434	(5.094)	(1.970)
Total from Investment Operations	(8.683)	5.598	(4.777)	13.001	(3.377)	(.279)
Distributions
Dividends from Net Investment Income	(.577)	(1.898)	(1.923)	(1.511)	(1.663)	(1.711)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.577)	(1.898)	(1.923)	(1.511)	(1.663)	(1.711)
Net Asset Value, End of Period	$46.28	$55.54	$51.84	$58.54	$47.05	$52.09
Total Return	-15.64%	11.08%	-8.44%	27.98%	-6.43%	-0.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,516	$13,067	$14,624	$17,880	$10,533	$15,578
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.24%	3.50%	3.28%	2.97%	3.51%	3.19%
Portfolio Turnover Rate[2]	1%	3%	6%	4%	6%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$69.48	$64.84	$73.23	$58.85	$65.16	$67.64
Investment Operations
Net Investment Income	.736[1]	2.298[1]	2.353[1]	2.016[1]	2.151	2.113
Net Realized and Unrealized Gain (Loss) on Investments	(11.611)	4.693	(8.338)	14.251	(6.379)	(2.454)
Total from Investment Operations	(10.875)	6.991	(5.985)	16.267	(4.228)	(.341)
Distributions
Dividends from Net Investment Income	(.715)	(2.351)	(2.405)	(1.887)	(2.082)	(2.139)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.715)	(2.351)	(2.405)	(1.887)	(2.082)	(2.139)
Net Asset Value, End of Period	$57.89	$69.48	$64.84	$73.23	$58.85	$65.16
Total Return[2]	-15.67%	11.05%	-8.43%	27.99%	-6.48%	-0.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,724	$4,671	$4,174	$4,754	$3,609	$4,137
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.22%	3.47%	3.27%	2.97%	3.51%	3.19%
Portfolio Turnover Rate[3]	1%	3%	6%	4%	6%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.63	$27.65	$31.23	$25.10	$27.79	$28.85
Investment Operations
Net Investment Income	.316[1]	.993[1]	1.014[1]	.873[1]	.921	.910
Net Realized and Unrealized Gain (Loss) on Investments	(4.958)	1.998	(3.564)	6.068	(2.719)	(1.048)
Total from Investment Operations	(4.642)	2.991	(2.550)	6.941	(1.798)	(.138)
Distributions
Dividends from Net Investment Income	(.308)	(1.011)	(1.030)	(.811)	(.892)	(.922)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.308)	(1.011)	(1.030)	(.811)	(.892)	(.922)
Net Asset Value, End of Period	$24.68	$29.63	$27.65	$31.23	$25.10	$27.79
Total Return	-15.69%	11.09%	-8.42%	28.00%	-6.46%	-0.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$690	$870	$760	$756	$574	$867
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.24%	3.51%	3.29%	2.99%	3.53%	3.22%
Portfolio Turnover Rate[2]	1%	3%	6%	4%	6%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Plus Shares

Six Months						Dec. 5,
	Ended		Year Ended October 31,			2014[1] to
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$132.38	$123.55	$139.48	$112.09	$124.09	$131.51
Investment Operations
Net Investment Income	1.416[2]	4.197[2]	4.711[2]	3.910[2]	4.121	3.878
Net Realized and Unrealized Gain (Loss) on Investments	(22.126)	9.160	(16.018)	27.110	(12.133)	(7.151)
Total from Investment Operations	(20.710)	13.357	(11.307)	31.020	(8.012)	(3.273)
Distributions
Dividends from Net Investment Income	(1.380)	(4.527)	(4.623)	(3.630)	(3.988)	(4.147)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.380)	(4.527)	(4.623)	(3.630)	(3.988)	(4.147)
Net Asset Value, End of Period	$110.29	$132.38	$123.55	$139.48	$112.09	$124.09
Total Return	-15.66%	11.08%	-8.36%	28.03%	-6.45%	-2.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65	$106	$170	$122	$99	$242
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.24%	3.34%	3.30%	3.00%	3.54%	3.11%[3]
Portfolio Turnover Rate[4]	1%	3%	6%	4%	6%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Recommencement of operations.
2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2020, the fund had a concentration of its investments in securities issued in the United Kingdom, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

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European Stock Index Fund

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

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European Stock Index Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8.  Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral

20

European Stock Index Fund

in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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European Stock Index Fund

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $733,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $204,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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European Stock Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,936	14,810,365	594	14,817,895
Temporary Cash Investments	519,756	31,961	—	551,717
Total	526,692	14,842,326	594	15,369,612
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,300	—	—	5,300
Forward Currency Contracts	—	5,448	—	5,448
Total	5,300	5,448	—	10,748
Liabilities
Futures Contracts[1]	6,143	—	—	6,143
Forward Currency Contracts	—	3,002	—	3,002
Total	6,143	3,002	—	9,145

1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	5,300	—	5,300
Unrealized Appreciation—Forward Currency Contracts	—	5,448	5,448
Total Assets	5,300	5,448	10,748

Variation Margin Payable—Futures Contracts	6,143	—	6,143
Unrealized Depreciation—Forward Currency Contracts	—	3,002	3,002
Total Liabilities	6,143	3,002	9,145

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European Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(50,124)	—	(50,124)
Forward Currency Contracts	—	4,880	4,880
Realized Net Gain (Loss) on Derivatives	(50,124)	4,880	(45,244)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	24,825	—	24,825
Forward Currency Contracts	—	(242)	(242)
Change in Unrealized Appreciation (Depreciation) on Derivatives	24,825	(242)	24,583

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	22,282,403
Gross Unrealized Appreciation	1,740,845
Gross Unrealized Depreciation	(8,624,599)
Net Unrealized Appreciation (Depreciation)	(6,883,754)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $16,412,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

24

European Stock Index Fund

G. During the six months ended April 30, 2020, the fund purchased $1,672,393,000 of investment securities and sold $1,900,138,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,525,532,000 and $1,552,725,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	803	27	102,973	3,495
Issued in Lieu of Cash Distributions	230	9	9,826	353
Redeemed[1]	(3,339)	(117)	(650,657)	(22,514)
Net Increase (Decrease)—Investor Shares	(2,306)	(81)	(537,858)	(18,666)
ETF Shares
Issued	1,627,005	28,479	151,336	2,768
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,556,624)	(36,500)	(2,565,011)	(49,600)
Net Increase (Decrease)—ETF Shares	70,381	(8,021)	(2,413,675)	(46,832)
Admiral Shares
Issued[1]	333,922	5,103	843,545	12,674
Issued in Lieu of Cash Distributions	38,796	655	123,722	1,888
Redeemed	(528,453)	(8,652)	(769,177)	(11,714)
Net Increase (Decrease)—Admiral Shares	(155,735)	(2,894)	198,090	2,848
Institutional Shares
Issued	65,303	2,414	151,458	5,370
Issued in Lieu of Cash Distributions	5,729	229	19,280	690
Redeemed	(111,121)	(4,055)	(116,993)	(4,171)
Net Increase (Decrease)—Institutional Shares	(40,089)	(1,412)	53,745	1,889
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	802	7	4,127	34
Redeemed	(30,000)	(224)	(70,881)	(609)
Net Increase (Decrease)—Institutional Plus Shares	(29,198)	(217)	(66,754)	(575)

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 67 and 29 shares, respectively, in the amount of $2,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 16,923,000 and 7,267,000 shares, respectively, in the amount of $489,072,000 from the conversion during the year ended October 31, 2019.

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

25

Pacific Stock Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	6.8%
Consumer Goods	16.8
Consumer Services	10.4
Financials	20.4
Health Care	9.5
Industrials	18.2
Oil & Gas	1.4
Technology	9.9
Telecommunications	4.1
Utilities	2.5

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

26

Pacific Stock Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	CSL Ltd.	409,477	81,620	1.5%
	Commonwealth Bank of Australia	1,603,040	64,757	1.2%
	BHP Group Ltd.	2,666,789	54,441	1.0%
	Westpac Banking Corp.	3,269,657	34,018	0.6%
	National Australia Bank Ltd. (XASX)	2,667,967	29,234	0.5%
	Australia & New Zealand Banking Group Ltd.	2,565,711	27,870	0.5%
	Woolworths Group Ltd.	1,139,553	26,372	0.5%
	Wesfarmers Ltd.	1,024,810	24,892	0.4%
	Transurban Group	2,453,278	21,871	0.4%
§,1	Australia—Other †		480,518	8.6%
			845,593	15.2%

§China †			41	0.0%

Hong Kong
	AIA Group Ltd.	10,943,912	100,441	1.8%
	Hong Kong Exchanges & Clearing Ltd.	1,139,464	36,534	0.6%
§,1	Hong Kong—Other †		336,709	6.1%
			473,684	8.5%
Japan
	Toyota Motor Corp.	2,224,925	137,560	2.5%
	Sony Corp.	1,111,039	71,500	1.3%
	SoftBank Group Corp.	1,464,970	62,792	1.1%
	Keyence Corp.	162,966	58,181	1.1%
	Takeda Pharmaceutical Co. Ltd.	1,377,224	49,665	0.9%
	Mitsubishi UFJ Financial Group Inc.	11,293,772	45,627	0.8%
	KDDI Corp.	1,547,066	44,810	0.8%

27

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Nintendo Co. Ltd.	96,495	39,845	0.7%
	Shin-Etsu Chemical Co. Ltd.	360,250	39,736	0.7%
	Daiichi Sankyo Co. Ltd.	574,949	39,523	0.7%
	Honda Motor Co. Ltd.	1,558,886	37,856	0.7%
	Recruit Holdings Co. Ltd.	1,141,912	33,311	0.6%
	Kao Corp.	425,025	32,776	0.6%
	Sumitomo Mitsui Financial Group Inc.	1,175,388	30,909	0.6%
	Daikin Industries Ltd.	239,673	30,757	0.6%
	NTT DOCOMO Inc.	1,039,329	30,630	0.6%
	Hoya Corp.	332,546	30,326	0.5%
	Murata Manufacturing Co. Ltd.	515,379	29,040	0.5%
	Tokyo Electron Ltd.	134,684	28,685	0.5%
	FANUC Corp.	173,768	28,361	0.5%
	Tokio Marine Holdings Inc.	595,524	27,939	0.5%
	Astellas Pharma Inc.	1,683,701	27,847	0.5%
	Mizuho Financial Group Inc.	23,002,670	26,785	0.5%
	Central Japan Railway Co.	163,352	25,704	0.5%
	Nippon Telegraph & Telephone Corp.	1,097,886	25,003	0.5%
	Hitachi Ltd.	835,928	24,810	0.4%
	Nidec Corp.	421,066	24,512	0.4%
	ITOCHU Corp.	1,228,492	24,085	0.4%
	East Japan Railway Co.	326,745	23,859	0.4%
	SMC Corp.	51,929	23,473	0.4%
	Chugai Pharmaceutical Co. Ltd.	195,846	23,345	0.4%
	Mitsubishi Corp.	1,098,321	23,293	0.4%
	Seven & i Holdings Co. Ltd.	697,449	23,097	0.4%
	Fast Retailing Co. Ltd.	46,380	21,996	0.4%
	Mitsubishi Electric Corp.	1,786,614	21,984	0.4%
	Softbank Corp.	1,453,281	19,791	0.4%
	NTT Data Corp.	568,357	5,800	0.1%
	Sony Financial Holdings Inc.	138,410	2,624	0.1%
	Hino Motors Ltd.	242,756	1,444	0.0%
	SB Technology Corp.	7,300	181	0.0%
	Japan—Other †		2,046,877	36.9%
			3,346,339	60.3%

New Zealand †			51,528	0.9%

Singapore
	DBS Group Holdings Ltd.	1,628,813	22,932	0.4%
§	Singapore—Other †		140,135	2.5%
			163,067	2.9%
South Korea
	Samsung Electronics Co. Ltd.	4,247,840	174,661	3.1%
	SK Hynix Inc.	466,594	32,110	0.6%
	Samsung Electronics Co. Ltd. Preference Shares	748,667	25,953	0.5%
§,1	South Korea—Other †		395,567	7.1%
			628,291	11.3%
Total Common Stocks (Cost $6,846,823)			5,508,543	99.1%

28

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.522%	382,976	38,298	0.7%

4U.S. Government and Agency Obligations †			5,969	0.1%
Total Temporary Cash Investments (Cost $44,268)			44,267	0.8%
[5]Total Investments (Cost $6,891,091)			5,552,810	99.9%
Other Assets and Liabilities—Net[3]			3,333	0.1%
Net Assets			5,556,143	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $22,394,000, representing 0.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $38,286,000 was received for securities on loan, of which $38,281,000 is held in Vanguard Market Liquidity Fund and $5,000 is held in cash.
4	Securities with a value of $4,374,000 have been segregated as initial margin for open futures contracts.
5	The total value of securities on loan is $35,890,000.

29

Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
				Number of			Unrealized
				Long (Short)		Notional	Appreciation
			Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Topix Index			June 2020		258	34,956	1,671
S&P ASX 200 Index			June 2020		113	10,199	1,451
KOSPI 200 Index			June 2020		150	7,943	127
E-mini S&P 500 Index			June 2020		9	1,306	283
							3,532
Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	7/2/20	JPY	1,357,464	USD	12,241	421	—
UBS AG	7/2/20	AUD	13,529	USD	8,736	82	—
Toronto-Dominion Bank	7/2/20	AUD	295	USD	175	17	—
Goldman Sachs International	7/2/20	USD	12,467	JPY	1,357,464	—	(195)
Citibank, N.A.	7/2/20	USD	7,627	JPY	816,585	10	—
						530	(195)

AUD—Australian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

At April 30, 2020, a counterparty had deposited in a segregated account cash of $510,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Pacific Stock Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,852,791)	5,514,512
Affiliated Issuers (Cost $38,300)	38,298
Total Investments in Securities	5,552,810
Investment in Vanguard	267
Foreign Currency, at Value (Cost $16,830)	16,854
Receivables for Investment Securities Sold	92
Receivables for Accrued Income	39,797
Receivables for Capital Shares Issued	540
Variation Margin Receivable—Futures Contracts	497
Unrealized Appreciation—Forward Currency Contracts	530
Other Assets	514
Total Assets	5,611,901
Liabilities
Due to Custodian	11,500
Payables for Investment Securities Purchased	560
Collateral for Securities on Loan	38,286
Payables for Capital Shares Redeemed	3,346
Payables to Vanguard	1,854
Variation Margin Payable—Futures Contracts	17
Unrealized Depreciation—Forward Currency Contracts	195
Total Liabilities	55,758
Net Assets	5,556,143

31

Pacific Stock Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	7,016,303
Total Distributable Earnings (Loss)	(1,460,160)
Net Assets	5,556,143

Investor Shares—Net Assets
Applicable to 823,696 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,248
Net Asset Value Per Share—Investor Shares	$11.23

ETF Shares—Net Assets
Applicable to 52,737,048 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,106,769
Net Asset Value Per Share—ETF Shares	$58.91

Admiral Shares—Net Assets
Applicable to 28,402,477 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,069,303
Net Asset Value Per Share—Admiral Shares	$72.86

Institutional Shares—Net Assets
Applicable to 33,267,747 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	370,823
Net Asset Value Per Share—Institutional Shares	$11.15

See accompanying Notes, which are an integral part of the Financial Statements.

32

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	83,057
Interest[2]	93
Securities Lending—Net	2,175
Total Income	85,325
Expenses
The Vanguard Group—Note B
Investment Advisory Services	474
Management and Administrative—Investor Shares	—
Management and Administrative—ETF Shares	667
Management and Administrative—Admiral Shares	848
Management and Administrative—Institutional Shares	114
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	72
Marketing and Distribution—Admiral Shares	64
Marketing and Distribution—Institutional Shares	7
Custodian Fees	251
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	295
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	2
Total Expenses	2,817
Expenses Paid Indirectly	(45)
Net Expenses	2,772
Net Investment Income	82,553
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(102,451)
Futures Contracts	(3,598)
Forward Currency Contracts	(886)
Foreign Currencies	(1,968)
Realized Net Gain (Loss)	(108,903)

33

Pacific Stock Index Fund

Statement of Operations (continued)
Six Months Ended
April 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(813,163)
Futures Contracts	1,757
Forward Currency Contracts	223
Foreign Currencies	57
Change in Unrealized Appreciation (Depreciation)	(811,126)
Net Increase (Decrease) in Net Assets Resulting from Operations	(837,476)

1	Dividends are net of foreign withholding taxes of $7,369,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,000, $1,000, and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,018,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,553	188,529
Realized Net Gain (Loss)	(108,903)	66,648
Change in Unrealized Appreciation (Depreciation)	(811,126)	342,615
Net Increase (Decrease) in Net Assets Resulting from Operations	(837,476)	597,792
Distributions[1]
Investor Shares	(171)	(4,688)
ETF Shares	(59,569)	(112,354)
Admiral Shares	(39,064)	(64,861)
Institutional Shares	(7,533)	(13,355)
Total Distributions	(106,337)	(195,258)
Capital Share Transactions
Investor Shares	(445)	(219,358)
ETF Shares	(72,579)	(440,973)
Admiral Shares	(72,266)	146,193
Institutional Shares	(75,223)	34,023
Net Increase (Decrease) from Capital Share Transactions	(220,513)	(480,115)
Total Increase (Decrease)	(1,164,326)	(77,581)
Net Assets
Beginning of Period	6,720,469	6,798,050
End of Period	5,556,143	6,720,469

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Pacific Stock Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.01	$12.24	$13.56	$11.42	$10.99	$11.59
Investment Operations
Net Investment Income	.153[1]	.309[1]	.347[1]	.295[1]	.257	.258
Net Realized and Unrealized Gain (Loss)
on Investments	(1.734)	.801	(1.336)	2.141	.426	(.612)
Total from Investment Operations	(1.581)	1.110	(.989)	2.436	.683	(.354)
Distributions
Dividends from Net Investment Income	(.199)	(.340)	(.331)	(.296)	(.253)	(.246)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.199)	(.340)	(.331)	(.296)	(.253)	(.246)
Net Asset Value, End of Period	$11.23	$13.01	$12.24	$13.56	$11.42	$10.99
Total Return[2]	-12.39%	9.39%	-7.53%	21.71%	6.40%	-3.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$11	$225	$296	$281	$309
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.50%	2.51%	2.44%	2.39%	2.26%
Portfolio Turnover Rate[3]	1%	4%	4%	3%	4%	14%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$68.25	$64.24	$71.13	$59.92	$57.65	$60.80
Investment Operations
Net Investment Income	.845[1]	1.823[1]	1.895[1]	1.677[1]	1.440	1.443
Net Realized and Unrealized Gain (Loss)
on Investments	(9.104)	4.071	(6.940)	11.195	2.240	(3.210)
Total from Investment Operations	(8.259)	5.894	(5.045)	12.872	3.680	(1.767)
Distributions
Dividends from Net Investment Income	(1.081)	(1.884)	(1.845)	(1.662)	(1.410)	(1.383)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.081)	(1.884)	(1.845)	(1.662)	(1.410)	(1.383)
Net Asset Value, End of Period	$58.91	$68.25	$64.24	$71.13	$59.92	$57.65
Total Return	-12.34%	9.53%	-7.34%	21.89%	6.59%	-2.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,107	$3,708	$3,927	$5,015	$3,217	$2,931
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.80%	2.65%	2.60%	2.55%	2.40%
Portfolio Turnover Rate[2]	1%	4%	4%	3%	4%	14%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$84.41	$79.43	$87.97	$74.10	$71.30	$75.19
Investment Operations
Net Investment Income	1.043[1]	2.251[1]	2.360[1]	2.049[1]	1.781	1.783
Net Realized and Unrealized Gain (Loss)
on Investments	(11.265)	5.031	(8.618)	13.876	2.763	(3.963)
Total from Investment Operations	(10.222)	7.282	(6.258)	15.925	4.544	(2.180)
Distributions
Dividends from Net Investment Income	(1.328)	(2.302)	(2.282)	(2.055)	(1.744)	(1.710)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.328)	(2.302)	(2.282)	(2.055)	(1.744)	(1.710)
Net Asset Value, End of Period	$72.86	$84.41	$79.43	$87.97	$74.10	$71.30
Total Return[2]	-12.35%	9.50%	-7.36%	21.90%	6.57%	-2.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,069	$2,493	$2,202	$2,388	$1,983	$1,981
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.80%	2.64%	2.60%	2.55%	2.40%
Portfolio Turnover Rate[3]	1%	4%	4%	3%	4%	14%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.91	$12.15	$13.46	$11.34	$10.91	$11.50
Investment Operations
Net Investment Income	.158[1]	.346[1]	.364[1]	.320[1]	.275	.276
Net Realized and Unrealized Gain (Loss)
on Investments	(1.714)	.770	(1.323)	2.118	.424	(.601)
Total from Investment Operations	(1.556)	1.116	(.959)	2.438	.699	(.325)
Distributions
Dividends from Net Investment Income	(.204)	(.356)	(.351)	(.318)	(.269)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.204)	(.356)	(.351)	(.318)	(.269)	(.265)
Net Asset Value, End of Period	$11.15	$12.91	$12.15	$13.46	$11.34	$10.91
Total Return	-12.29%	9.51%	-7.37%	21.91%	6.61%	-2.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$371	$508	$443	$408	$291	$329
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.81%	2.66%	2.62%	2.57%	2.43%
Portfolio Turnover Rate[2]	1%	4%	4%	3%	4%	14%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2020, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market,

40

Pacific Stock Index Fund

or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value

41

Pacific Stock Index Fund

of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these

42

Pacific Stock Index Fund

fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

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Pacific Stock Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $267,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $45,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	—	5,504,695	3,848	5,508,543
Temporary Cash Investments	38,298	5,969	—	44,267
Total	38,298	5,510,664	3,848	5,552,810
Derivative Financial Instruments
Assets
Futures Contracts[1]	497	—	—	497
Forward Currency Contracts	—	530	—	530
Total	497	530	—	1,027
Liabilities
Futures Contracts[1]	17	—	—	17
Forward Currency Contracts	—	195	—	195
Total	17	195	—	212

1 Represents variation margin on the last day of the reporting period.

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Pacific Stock Index Fund

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	497	—	497
Unrealized Appreciation—Forward Currency Contracts	—	530	530
Total Assets	497	530	1,027

Variation Margin Payable—Futures Contracts	17	—	17
Unrealized Depreciation—Forward Currency Contracts	—	195	195
Total Liabilities	17	195	212

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(3,598)	—	(3,598)
Forward Currency Contracts	—	(886)	(886)
Realized Net Gain (Loss) on Derivatives	(3,598)	(886)	(4,484)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,757	—	1,757
Forward Currency Contracts	—	223	223
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,757	223	1,980

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,891,091
Gross Unrealized Appreciation	976,239
Gross Unrealized Depreciation	(2,310,653)
Net Unrealized Appreciation (Depreciation)	(1,334,414)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling 32,352,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

45

Pacific Stock Index Fund

losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G.  During the six months ended April 30, 2020, the fund purchased $67,419,000 of investment securities and sold $316,963,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $125,517,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H.	Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,316	104	43,420	3,438
Issued in Lieu of Cash Distributions	171	13	4,307	372
Redeemed[1]	(1,932)	(152)	(267,085)	(21,347)
Net Increase (Decrease)—Investor Shares	(445)	(35)	(219,358)	(17,537)
ETF Shares
Issued	69,093	1,007	98,576	1,493
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(141,672)	(2,600)	(539,549)	(8,300)
Net Increase (Decrease)—ETF Shares	(72,579)	(1,593)	(440,973)	(6,807)
Admiral Shares
Issued[1]	171,301	2,186	429,129	5,326
Issued in Lieu of Cash Distributions	31,282	364	52,040	680
Redeemed	(274,849)	(3,681)	(334,976)	(4,198)
Net Increase (Decrease)—Admiral Shares	(72,266)	(1,131)	146,193	1,808
Institutional Shares
Issued	26,326	2,369	90,651	7,402
Issued in Lieu of Cash Distributions	5,056	385	9,282	792
Redeemed	(106,605)	(8,826)	(65,910)	(5,326)
Net Increase (Decrease)—Institutional Shares	(75,223)	(6,072)	34,023	2,868

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 151 and 23 shares, respectively, in the amount of $2,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 15,992,000 and 2,464,000 shares, respectively, in the amount of $199,625,000 from the conversion during the year ended October 31, 2019.

I. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

46

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

47

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

48

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

49

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q722 062020

Semiannual Report | April 30, 2020

Vanguard Total World Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	26

Liquidity Risk Management	28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•       Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$915.40	$0.38
Admiral™ Shares	1,000.00	915.19	0.48
Institutional Shares	1,000.00	915.40	0.38
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.47	$0.40
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Total World Stock Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	4.0%
Consumer Goods	10.7
Consumer Services	12.2
Financials	18.9
Health Care	12.8
Industrials	12.7
Oil & Gas	3.8
Other	0.0
Technology	19.0
Telecommunications	2.6
Utilities	3.3

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Total World Stock Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	§,1Australia †		334,339	1.9%

	[1]Austria †		13,132	0.1%

	Belgium †		50,919	0.3%

	[1]Brazil †		102,613	0.6%

	[1]Canada †		456,963	2.6%

	Chile †		14,054	0.1%

	China
*	Alibaba Group Holding Ltd. ADR	628,172	127,312	0.7%
	Tencent Holdings Ltd.	2,047,467	107,634	0.6%
§,1	China—Other †		521,424	3.0%
			756,370	4.3%

	Colombia †		5,526	0.0%

	[1]Czech Republic †		2,240	0.0%

	§,1Denmark †		107,681	0.6%

	Egypt †		3,287	0.0%

	Finland †		62,348	0.3%

	§,1France †		462,242	2.6%

4

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
[1]Germany †		413,244	2.3%

§Greece †		5,322	0.0%

§,1Hong Kong †		187,543	1.1%

Hungary †		4,666	0.0%

§,1India †		178,764	1.0%

§Indonesia †		29,887	0.2%

§Ireland †		18,588	0.1%

Israel †		29,388	0.2%

[1]Italy †		115,938	0.7%

Japan
Toyota Motor Corp.	884,804	54,705	0.3%
Japan—Other †		1,272,934	7.2%
		1,327,639	7.5%

Kuwait †		14,096	0.1%

Luxembourg †		514	0.0%

§,1Malaysia †		47,022	0.3%

§Malta †		—	0.0%

[1]Mexico †		38,638	0.2%

[1]Netherlands †		187,646	1.1%

New Zealand †		20,447	0.1%

[1]Norway †		36,990	0.2%

Pakistan †		2,362	0.0%

Peru †		1,589	0.0%

§,1Philippines †		19,621	0.1%

[1]Poland †		15,136	0.1%

Portugal †		10,392	0.1%

Qatar †		19,071	0.1%

§,1Russia †		62,231	0.3%

[1]Saudi Arabia †		47,563	0.3%

5

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	§Singapore †		64,275	0.4%

	[1]South Africa †		75,217	0.4%

	§,1South Korea †		251,095	1.4%

	§,1Spain †		118,002	0.7%

	[1]Sweden †		157,064	0.9%

	Switzerland
*	Nestle SA	1,037,777	109,911	0.6%
	Roche Holding AG	249,940	86,554	0.5%
	Novartis AG	763,440	65,151	0.4%
§,1	Switzerland—Other †		223,697	1.3%
			485,313	2.8%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,371,165	54,183	0.3%
§	Taiwan—Other †		244,637	1.4%
			298,820	1.7%

	§Thailand †		58,506	0.3%

	§,1Turkey †		12,182	0.1%

	§United Arab Emirates †		14,105	0.1%

	United Kingdom
	AstraZeneca plc	470,486	49,210	0.3%
§,1	United Kingdom—Other †		708,263	4.0%
			757,473	4.3%
	United States
	§Basic Materials †		197,599	1.1%

	Consumer Goods
	Procter & Gamble Co.	870,210	102,572	0.6%
	PepsiCo Inc.	501,391	66,329	0.4%
	Coca-Cola Co.	1,372,269	62,973	0.3%
	Consumer Goods—Other †		561,378	3.2%
			793,252	4.5%
	Consumer Services
*	Amazon.com Inc.	149,688	370,328	2.1%
	Home Depot Inc.	390,656	85,878	0.5%
	Walt Disney Co.	625,959	67,697	0.4%
	Netflix Inc.	150,921	63,364	0.3%
	Comcast Corp. Class A	1,614,266	60,745	0.3%
	Walmart Inc.	496,205	60,314	0.3%
	McDonald’s Corp.	269,190	50,489	0.3%
	Costco Wholesale Corp.	156,884	47,536	0.3%
	Consumer Services—Other †		593,407	3.4%
			1,399,758	7.9%

6

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Financials
	Visa Inc. Class A	612,912	109,540	0.6%
	JPMorgan Chase & Co.	1,117,577	107,019	0.6%
*	Berkshire Hathaway Inc. Class B	534,393	100,124	0.6%
	Mastercard Inc. Class A	317,383	87,271	0.5%
	Bank of America Corp.	2,867,165	68,955	0.4%
	Financials—Other †		1,196,445	6.8%
			1,669,354	9.5%
Health Care
	Johnson & Johnson	950,554	142,621	0.8%
	UnitedHealth Group Inc.	338,229	98,922	0.5%
	Pfizer Inc.	1,991,703	76,402	0.4%
	Merck & Co. Inc.	911,499	72,318	0.4%
	Abbott Laboratories	615,935	56,721	0.3%
	Bristol-Myers Squibb Co.	836,042	50,840	0.3%
	Amgen Inc.	211,234	50,531	0.3%
	Thermo Fisher Scientific Inc.	142,577	47,718	0.3%
	Eli Lilly and Co.	304,241	47,048	0.3%
	Medtronic plc	479,848	46,848	0.3%
	AbbVie Inc.	530,046	43,570	0.2%
	Health Care—Other †		717,405	4.1%
			1,450,944	8.2%
Industrials
*	PayPal Holdings Inc.	420,777	51,756	0.3%
	Industrials—Other †		1,115,251	6.3%
			1,167,007	6.6%
Oil & Gas
	Exxon Mobil Corp.	1,519,117	70,593	0.4%
	Chevron Corp.	683,202	62,855	0.4%
	Oil & Gas—Other †		176,979	1.0%
			310,427	1.8%

§,2Other †			8	0.0%

Technology
	Microsoft Corp.	2,706,606	485,051	2.8%
	Apple Inc.	1,475,470	433,493	2.5%
*	Facebook Inc. Class A	855,884	175,208	1.0%
*	Alphabet Inc. Class C	111,607	150,520	0.9%
*	Alphabet Inc. Class A	102,925	138,609	0.8%
	Intel Corp.	1,531,837	91,880	0.5%
	Cisco Systems Inc.	1,533,416	64,986	0.4%
	NVIDIA Corp.	209,072	61,108	0.3%
*	Adobe Inc.	172,301	60,933	0.3%
*	salesforce.com Inc.	304,711	49,348	0.3%
	Technology—Other †		818,021	4.6%
			2,529,157	14.4%

7

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Telecommunications
Verizon Communications Inc.	1,479,382	84,991	0.5%
AT&T Inc.	2,612,438	79,601	0.5%
Telecommunications—Other †		22,324	0.1%
		186,916	1.1%

Utilities †		321,116	1.8%
		10,025,538	56.9%
Total Common Stocks (Cost $16,469,319)		17,523,601	99.5%

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.522%	1,791,311	179,131	1.0%

5U.S. Government and Agency Obligations †			29,897	0.2%
Total Temporary Cash Investments (Cost $209,012)			209,028	1.2%
[6]Total Investments (Cost $16,678,331)			17,732,629	100.7%
Other Assets and Liabilities—Net[4,7]			(123,137)	(0.7%	)
Net Assets			17,609,492	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

§	Certain of the fund’s securities are valued using significant unobservable inputs.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $169,921,000 representing 1.0% of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $158,377,000 was received for securities on loan, of which $157,961,000 is held in Vanguard Market Liquidity Fund and $416,000 is held in cash.

5	Securities with a value of $12,218,000 have been segregated as initial margin for open futures contracts.

6	The total value of securities on loan is $146,114,000.

7	Cash of $180,000 has been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.

8

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	231		33,523	4,501
MSCI Emerging Market Index	June 2020	364		16,487	2,258
Dow Jones EURO STOXX 50 Index	June 2020	349		11,041	2,151
Topix Index	June 2020	70		9,484	1,785
E-mini Russell 2000 Index	June 2020	140		9,147	1,670
S&P TSX 60 Index	June 2020	37		4,722	873
FTSE 100 Index	June 2020	61		4,521	631
S&P ASX 200 Index	June 2020	36		3,249	428
					14,297

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	7/2/20	EUR	16,958	USD	18,369	239	—
JPMorgan Chase Bank, N.A.	7/2/20	JPY	925,627	USD	8,486	148	—
Royal Bank of Canada	7/2/20	JPY	876,307	USD	7,899	275	—
JPMorgan Chase Bank, N.A.	7/2/20	AUD	7,844	USD	4,765	348	—
JPMorgan Chase Bank, N.A.	7/2/20	EUR	4,113	USD	4,468	46	—
JPMorgan Chase Bank, N.A.	7/2/20	GBP	3,310	USD	4,096	74	—
Royal Bank of Canada	7/2/20	CAD	5,849	USD	4,048	154	—
JPMorgan Chase Bank, N.A.	7/2/20	EUR	3,419	USD	3,797	—	(45)
Goldman Sachs International	7/2/20	GBP	3,060	USD	3,580	275	—
Royal Bank of Canada	7/2/20	JPY	347,863	USD	3,283	—	(38)
Goldman Sachs International	7/2/20	CAD	1,748	USD	1,209	46	—
Morgan Stanley Capital Services LLC	7/2/20	GBP	928	USD	1,088	82	—
UBS AG	7/2/20	HKD	7,350	USD	947	—	—
Royal Bank of Canada	7/2/20	CAD	709	USD	516	—	(7)
Royal Bank of Canada	7/2/20	AUD	570	USD	370	2	—
JPMorgan Chase Bank, N.A.	7/2/20	USD	12,002	JPY	1,293,653	—	(65)
Royal Bank of Canada	7/2/20	USD	11,998	JPY	1,306,775	—	(191)
Bank of America, N.A.	7/2/20	USD	7,699	CHF	7,516	—	(102)
Deutsche Bank AG	7/2/20	USD	7,287	EUR	6,735	—	(104)
UBS AG	7/2/20	USD	5,698	EUR	5,272	—	(88)

9

Total World Stock Index Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	7/2/20	USD	3,574	EUR	3,283	—	(29)
Morgan Stanley Capital Services LLC	7/2/20	USD	3,285	CAD	4,617	—	(33)
Royal Bank of Canada	7/2/20	USD	3,078	GBP	2,463	—	(24)
BNP Paribas	7/2/20	USD	2,162	KRW	2,645,559	—	(11)
UBS AG	7/2/20	USD	2,013	CHF	1,943	—	(4)
JPMorgan Chase Bank, N.A.	7/2/20	USD	1,655	GBP	1,347	—	(42)
HSBC Bank USA, N.A.	7/2/20	USD	1,326	HKD	10,286	—	—
UBS AG	7/2/20	USD	1,187	AUD	1,862	—	(27)
Toronto-Dominion Bank	7/2/20	USD	661	AUD	1,113	—	(65)
Royal Bank of Canada	5/6/20	USD	623	SEK	6,144	—	(6)
JPMorgan Chase Bank, N.A.	7/2/20	USD	615	DKK	4,237	—	(8)
State Street Bank & Trust Co.	7/2/20	USD	179	GBP	144	—	(2)
						1,689	(891)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

JPY—Japanese yen.

KRW—Korean won.

SEK—Swedish krona.

USD—U.S. dollar.

At April 30, 2020, a counterparty had deposited in segregated accounts securities with a value of $112,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Total World Stock Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,499,216)	17,553,498
Affiliated Issuers (Cost $179,115)	179,131
Total Investments in Securities	17,732,629
Investment in Vanguard	823
Cash	2,493
Cash Collateral Pledged—Forward Currency Contracts	180
Foreign Currency, at Value (Cost $13,482)	13,507
Receivables for Investment Securities Sold	32,607
Receivables for Accrued Income	43,821
Receivables for Capital Shares Issued	3,937
Variation Margin Receivable—Futures Contracts	1,065
Unrealized Appreciation—Forward Currency Contracts	1,689
Total Assets	17,832,751
Liabilities
Payables for Investment Securities Purchased	747
Collateral for Securities on Loan	158,377
Payables for Capital Shares Redeemed	59,343
Payables to Vanguard	1,468
Variation Margin Payable—Futures Contracts	2,433
Unrealized Depreciation—Forward Currency Contracts	891
Total Liabilities	223,259
Net Assets	17,609,492

11

Total World Stock Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	16,830,077
Total Distributable Earnings (Loss)	779,415
Net Assets	17,609,492

ETF Shares—Net Assets
Applicable to 178,897,362 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,437,715
Net Asset Value Per Share—ETF Shares	$69.52

Admiral Shares—Net Assets
Applicable to 98,660,921 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,430,158
Net Asset Value Per Share—Admiral Shares	$24.63

Institutional Shares—Net Assets
Applicable to 19,309,564 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,741,619
Net Asset Value Per Share—Institutional Shares	$141.98

See accompanying Notes, which are an integral part of the Financial Statements.

12

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	186,769
Interest[2]	658
Securities Lending—Net	2,252
Total Income	189,679
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,212
Management and Administrative—ETF Shares	3,460
Management and Administrative—Admiral Shares	851
Management and Administrative—Institutional Shares	856
Marketing and Distribution—ETF Shares	406
Marketing and Distribution—Admiral Shares	72
Marketing and Distribution—Institutional Shares	64
Custodian Fees	457
Shareholders’ Reports—ETF Shares	50
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	5
Total Expenses	7,447
Net Investment Income	182,232
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	34,976
Futures Contracts	(15,799)
Forward Currency Contracts	(1,147)
Foreign Currencies	(1,146)
Realized Net Gain (Loss)	16,884
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,666,687)
Futures Contracts	13,059
Forward Currency Contracts	712
Foreign Currencies	103
Change in Unrealized Appreciation (Depreciation)	(1,652,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,453,697)

1	Dividends are net of foreign withholding taxes of $9,805,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $618,000, ($156,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $143,535,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	182,232	422,452
Realized Net Gain (Loss)	16,884	825,867
Change in Unrealized Appreciation (Depreciation)	(1,652,813)	837,005
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,453,697)	2,085,324
Distributions[1]
Investor Shares	—	(23,866)
ETF Shares	(141,833)	(296,938)
Admiral Shares	(24,827)	(21,786)
Institutional Shares	(33,467)	(67,253)
Total Distributions	(200,127)	(409,843)
Capital Share Transactions
Investor Shares	(3,594)	(1,806,070)
ETF Shares	1,488,734	(464,794)
Admiral Shares	442,475	2,117,243
Institutional Shares	106,175	83,950
Net Increase (Decrease) from Capital Share Transactions	2,033,790	(69,671)
Total Increase (Decrease)	379,966	1,605,810
Net Assets
Beginning of Period	17,229,526	15,623,716
End of Period	17,609,492	17,229,526

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total World Stock Index Fund

Financial Highlights

Investor Shares

	Nov. 1,
	2019, to
For a Share Outstanding	Nov. 7,	Year Ended October 31,
Throughout Each Period	2019[1]	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$31.31	$28.51	$29.40	$24.30	$24.18	$24.82
Investment Operations
Net Investment Income	.0122	.6862	.6792	.5932	.565	.557
Net Realized and Unrealized Gain (Loss)
on Investments	.558	2.804	(.916)	5.105	.089	(.643)
Total from Investment Operations	.570	3.490	(.237)	5.698	.654	(.086)
Distributions
Dividends from Net Investment Income	—	(.690)	(.653)	(.598)	(.534)	(.554)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.690)	(.653)	(.598)	(.534)	(.554)
Net Asset Value, End of Period	$31.881	$31.31	$28.51	$29.40	$24.30	$24.18

Total Return[3]	1.82%	12.48%	-0.91%	23.71%	2.80%	-0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$4	$1,682	$1,522	$1,078	$961
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.21%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.36%	2.24%	2.19%	2.40%	2.31%
Portfolio Turnover Rate[4]	3%[5]	7%	9%	10%	15%	7%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the six months ended April 30, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total World Stock Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$76.83	$69.96	$72.13	$59.62	$59.34	$60.89
Investment Operations
Net Investment Income	.7561	1.8011	1.7321	1.5121	1.443	1.436
Net Realized and Unrealized Gain (Loss)
on Investments	(7.235)	6.825	(2.241)	12.528	.204	(1.562)
Total from Investment Operations	(6.479)	8.626	(.509)	14.040	1.647	(.126)
Distributions
Dividends from Net Investment Income	(.831)	(1.756)	(1.661)	(1.530)	(1.367)	(1.424)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.831)	(1.756)	(1.661)	(1.530)	(1.367)	(1.424)
Net Asset Value, End of Period	$69.52	$76.83	$69.96	$72.13	$59.62	$59.34

Total Return	-8.46%	12.60%	-0.82%	23.82%	2.89%	-0.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,438	$12,122	$11,372	$9,755	$6,112	$5,008
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.11%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.48%	2.32%	2.28%	2.50%	2.42%
Portfolio Turnover Rate[2]	3%	7%	9%	10%	15%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total World Stock Index Fund

Financial Highlights

Admiral Shares

	Six Months	Feb. 7,
	Ended	2019[1] to
	Apr. 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.266	.488
Net Realized and Unrealized Gain (Loss) on Investments	(2.564)	2.173
Total from Investment Operations	(2.298)	2.661
Distributions
Dividends from Net Investment Income	(.292)	(.441)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.292)	(.441)
Net Asset Value, End of Period	$24.63	$27.22

Total Return[3]	-8.48%	10.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,430	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.99%	2.53%[4]
Portfolio Turnover Rate[5]	3%	7%[6]

 The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$156.89	$142.87	$147.32	$121.75	$121.18	$124.35
Investment Operations
Net Investment Income	1.541 [1]	3.702 [1]	3.531 [1]	3.112 [1]	2.956	2.945
Net Realized and Unrealized Gain (Loss)
on Investments	(14.757)	13.907	(4.578)	25.594	.414	(3.189)
Total from Investment Operations	(13.216)	17.609	(1.047)	28.706	3.370	(.244)
Distributions
Dividends from Net Investment Income	(1.694)	(3.589)	(3.403)	(3.136)	(2.800)	(2.926)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.694)	(3.589)	(3.403)	(3.136)	(2.800)	(2.926)
Net Asset Value, End of Period	$141.98	$156.89	$142.87	$147.32	$121.75	$121.18

Total Return	-8.46%	12.57%	-0.82%	23.86%	2.88%	-0.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,742	$2,924	$2,570	$2,529	$1,617	$1,828
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.49%	2.33%	2.29%	2.51%	2.43%
Portfolio Turnover Rate[2]	3%	7%	9%	10%	15%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks

19

Total World Stock Index Fund

held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

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Total World Stock Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

21

Total World Stock Index Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

22

Total World Stock Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $823,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—International	882,251	6,613,001	2,811	7,498,063
Common Stocks—United States	10,025,351	179	8	10,025,538
Temporary Cash Investments	179,131	29,897	—	209,028
Total	11,086,733	6,643,077	2,819	17,732,629
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,065	—	—	1,065
Forward Currency Contracts	—	1,689	—	1,689
Total	1,065	1,689	—	2,754
Liabilities
Futures Contracts[1]	2,433	—	—	2,433
Forward Currency Contracts	—	891	—	891
Total	2,433	891	—	3,324

1 Represents variation margin on the last day of the reporting period.

23

Total World Stock Index Fund

D.  At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,065	—	1,065
Unrealized Appreciation—Forward Currency Contracts	—	1,689	1,689
Total Assets	1,065	1,689	2,754

Variation Margin Payable—Futures Contracts	2,433	—	2,433
Unrealized Depreciation—Forward Currency Contracts	—	891	891
Total Liabilities	2,433	891	3,324

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(15,799)	—	(15,799)
Forward Currency Contracts	—	(1,147)	(1,147)
Realized Net Gain (Loss) on Derivatives	(15,799)	(1,147)	(16,946)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	13,059	—	13,059
Forward Currency Contracts	—	712	712
Change in Unrealized Appreciation (Depreciation) on Derivatives	13,059	712	13,771

E.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,707,739
Gross Unrealized Appreciation	3,883,891
Gross Unrealized Depreciation	(2,843,906)
Net Unrealized Appreciation (Depreciation)	1,039,985

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $339,988,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

24

Total World Stock Index Fund

losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended April 30, 2020, the fund purchased $2,934,766,000 of investment securities and sold $947,219,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,649,558,000 and $347,893,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.  Capital share transactions for each class of shares were:

		Six Months Ended		Year Ended
		April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	70	2	630,879	21,710
Issued in Lieu of Cash Distributions	—	—	21,983	796
Redeemed[1]	(3,664)	(115)	(2,458,932)	(81,377)
Net Increase (Decrease)—Investor Shares	(3,594)	(113)	(1,806,070)	(58,871)
ETF Shares
Issued	1,861,762	26,117	2,079,424	30,218
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(373,028)	(5,000)	(2,544,218)	(35,000)
Net Increase (Decrease)—ETF Shares	1,488,734	21,117	(464,794)	(4,782)
Admiral Shares[2]
Issued[1]	879,336	36,398	2,297,847	86,966
Issued in Lieu of Cash Distributions	22,336	884	19,351	734
Redeemed	(459,197)	(18,744)	(199,955)	(7,577)
Net Increase (Decrease)—Admiral Shares	442,475	18,538	2,117,243	80,123
Institutional Shares
Issued	620,284	4,047	735,413	4,994
Issued in Lieu of Cash Distributions	32,165	218	64,388	446
Redeemed	(546,274)	(3,591)	(715,851)	(4,793)
Net Increase (Decrease)—Institutional Shares	106,175	674	83,950	647

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 73,932 and 85,057 shares, respectively, in the amount of $2,357,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 58,384,000 and 67,167,000 shares, respectively, in the amount of $1,755,147,000 from the conversion during the year ended October 31, 2019.
2	Inception was February 7, 2019, for Admiral Shares.

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

26

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total World Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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All rights reserved.
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7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q6282 062020

Semiannual Report | April 30, 2020

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

FTSE All-World ex-US Index Fund	3

FTSE All-World ex-US Small-Cap Index Fund	31

Trustees Approve Advisory Arrangements	53

Liquidity Risk Management	55

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$864.16	$0.37
Admiral™ Shares	1,000.00	863.71	0.51
Institutional Shares	1,000.00	863.95	0.37
Institutional Plus Shares	1,000.00	864.02	0.28
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$848.06	$0.51
Admiral Shares	1,000.00	848.06	0.74
Institutional Shares	1,000.00	848.17	0.51
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.47	$0.40
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.56	0.30
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.32	$0.55
Admiral Shares	1,000.00	1,024.07	0.81
Institutional Shares	1,000.00	1,024.32	0.55

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.08% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.11% for ETF Shares, 0.16% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

FTSE All-World ex-US Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	6.5%
Consumer Goods	14.8
Consumer Services	9.5
Financials	21.8
Health Care	10.8
Industrials	13.2
Oil & Gas	5.3
Technology	11.0
Telecommunications	3.7
Utilities	3.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	CSL Ltd.	826,583	164,761	0.5%
	Commonwealth Bank of Australia	3,242,891	131,002	0.4%
	BHP Group Ltd.	5,396,487	110,166	0.3%
§	Australia—Other †		1,144,355	3.2%
			1,550,284	4.4%

Austria †			41,003	0.1%

Belgium †			207,406	0.6%

Brazil
	CPFL Energia SA	342,800	1,831	0.0%
1	Brazil—Other †		492,330	1.4%
			494,161	1.4%
Canada
	Royal Bank of Canada	2,643,488	162,622	0.5%
	Toronto-Dominion Bank	3,329,395	139,113	0.4%
*	Shopify Inc.	182,804	115,935	0.3%
	Enbridge Inc. (XTSE)	3,593,750	110,114	0.3%
	Canadian National Railway Co.	1,305,534	107,964	0.3%
1	Canada—Other †		1,394,138	3.9%
			2,029,886	5.7%

Chile †			66,269	0.2%

4

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
China
*	Alibaba Group Holding Ltd. ADR	3,214,503	651,483	1.9%
	Tencent Holdings Ltd.	10,406,601	547,069	1.6%
	China Construction Bank Corp. Class H	166,116,544	133,336	0.4%
	Industrial & Commercial Bank of China Ltd. Class H	145,515,640	97,570	0.3%
	Ping An Insurance Group Co. of China Ltd.	9,371,189	95,364	0.3%
	China Mobile Ltd.	9,652,067	77,594	0.2%
	Bank of China Ltd. Class H	142,618,788	54,295	0.2%
	CNOOC Ltd.	28,950,400	32,008	0.1%
	China Life Insurance Co. Ltd. Class H	13,964,341	29,782	0.1%
	China Overseas Land & Investment Ltd.	7,035,820	25,990	0.1%
	Agricultural Bank of China Ltd. Class H	58,403,233	24,295	0.1%
	China Petroleum & Chemical Corp. Class H	48,321,284	24,084	0.1%
	China Resources Land Ltd.	5,000,214	20,662	0.1%
*	Alibaba Health Information Technology Ltd.	6,943,236	16,608	0.1%
	PetroChina Co. Ltd. Class H	38,189,234	13,717	0.1%
	China Resources Beer Holdings Co. Ltd.	2,895,860	13,639	0.1%
	PICC Property & Casualty Co. Ltd. Class H	12,432,594	11,897	0.0%
	China Shenhua Energy Co. Ltd. Class H	6,702,388	11,874	0.0%
1	Postal Savings Bank of China Co. Ltd. Class H	17,061,000	10,195	0.0%
	CITIC Ltd.	9,134,275	9,487	0.0%
	China Telecom Corp. Ltd. Class H	25,501,541	8,808	0.0%
	China Resources Gas Group Ltd.	1,460,547	8,209	0.0%
	China CITIC Bank Corp. Ltd. Class H	16,561,362	8,091	0.0%
	Sinopharm Group Co. Ltd. Class H	2,449,003	6,603	0.0%
	China Communications Construction Co. Ltd. Class H	8,759,026	5,887	0.0%
	China Resources Cement Holdings Ltd.	4,001,334	5,445	0.0%
*,1	CGN Power Co. Ltd. Class H	21,258,267	5,347	0.0%
	Agricultural Bank of China Ltd. Class A	10,437,800	5,102	0.0%
1	People’s Insurance Co. Group of China Ltd. Class H	14,751,161	4,828	0.0%
	China Taiping Insurance Holdings Co. Ltd.	2,724,564	4,594	0.0%
	China Railway Group Ltd. Class H	7,342,352	4,390	0.0%
	China Construction Bank Corp. Class A	4,774,600	4,333	0.0%
	China Resources Power Holdings Co. Ltd.	3,538,409	4,191	0.0%
	CRRC Corp. Ltd. Class H	7,893,053	4,178	0.0%
	China Railway Construction Corp. Ltd. Class H	3,802,745	4,175	0.0%
	Kunlun Energy Co. Ltd.	5,395,523	3,515	0.0%
1	China Galaxy Securities Co. Ltd. Class H	6,841,777	3,474	0.0%
	Dongfeng Motor Group Co. Ltd. Class H	5,090,627	3,376	0.0%
	China Cinda Asset Management Co. Ltd. Class H	16,585,693	3,215	0.0%
*	Alibaba Pictures Group Ltd.	23,938,648	3,206	0.0%
	China Merchants Port Holdings Co. Ltd.	2,422,031	3,117	0.0%
	China Yangtze Power Co. Ltd. Class A	1,243,079	3,062	0.0%
	China Longyuan Power Group Corp. Ltd. Class H	6,120,785	3,059	0.0%
	Industrial & Commercial Bank of China Ltd. Class A	4,134,600	3,018	0.0%
1	China International Capital Corp. Ltd. Class H	1,947,926	2,991	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	927,909	2,839	0.0%
	China State Construction Engineering Corp. Ltd. Class A	3,589,000	2,638	0.0%
	China Oilfield Services Ltd. Class H	3,308,300	2,577	0.0%
	China State Construction International Holdings Ltd.	3,236,567	2,509	0.0%
	Air China Ltd. Class H	3,448,115	2,459	0.0%
*	Tencent Music Entertainment Group ADR	202,630	2,312	0.0%
	China International Travel Service Corp. Ltd. Class A	178,090	2,283	0.0%
	Beijing Capital International Airport Co. Ltd. Class H	3,250,557	2,178	0.0%

5

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
1	China Huarong Asset Management Co. Ltd. Class H	19,394,874	2,162	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,310,331	1,985	0.0%
	Bank of China Ltd. Class A	4,009,523	1,971	0.0%
1	China Resources Pharmaceutical Group Ltd.	3,075,000	1,931	0.0%
	AviChina Industry & Technology Co. Ltd. Class H	4,548,954	1,795	0.0%
	China Southern Airlines Co. Ltd. Class H	3,523,017	1,762	0.0%
	China Power International Development Ltd.	8,398,691	1,711	0.0%
*,1	China Literature Ltd.	379,000	1,692	0.0%
	CRRC Corp. Ltd. Class A	1,806,600	1,572	0.0%
	China Reinsurance Group Corp. Class H	12,502,576	1,465	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	610,096	1,462	0.0%
*,1	China Railway Signal & Communication Corp. Ltd. Class H	2,800,068	1,384	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	2,169,300	1,331	0.0%
*,^	China Eastern Airlines Corp. Ltd. Class H	3,141,145	1,277	0.0%
*	Alibaba Group Holding Ltd.	49,400	1,254	0.0%
	Daqin Railway Co. Ltd. Class A	1,226,100	1,244	0.0%
1	Sinopec Engineering Group Co. Ltd. Class H	2,562,381	1,229	0.0%
	China Petroleum & Chemical Corp. Class A	1,845,200	1,162	0.0%
	China Coal Energy Co. Ltd. Class H	4,190,638	1,121	0.0%
	China Life Insurance Co. Ltd. Class A	276,300	1,105	0.0%
*	Citic Pacific Special Steel Group Co. Ltd. Class A	477,870	1,081	0.0%
	Metallurgical Corp. of China Ltd. Class H	6,162,562	1,070	0.0%
	China Railway Construction Corp. Ltd. Class A	657,000	900	0.0%
	Sinotrans Ltd. Class H	3,559,860	864	0.0%
	China CITIC Bank Corp. Ltd. Class A	1,107,835	812	0.0%
	Huadian Fuxin Energy Corp. Ltd. Class H	4,384,005	779	0.0%
	Angang Steel Co. Ltd. Class H	2,668,198	719	0.0%
	China National Nuclear Power Co. Ltd. Class A	921,800	563	0.0%
*	China Merchants Energy Shipping Co. Ltd. Class A	585,764	559	0.0%
	Unisplendour Corp. Ltd. Class A	93,798	549	0.0%
	China Shenhua Energy Co. Ltd. Class A	224,156	504	0.0%
	Maanshan Iron & Steel Co. Ltd. Class A	1,328,700	491	0.0%
	China BlueChemical Ltd. Class H	3,179,895	475	0.0%
	China Spacesat Co. Ltd. Class A	102,000	471	0.0%
*	China Eastern Airlines Corp. Ltd. Class A	728,500	447	0.0%
	Zhongjin Gold Corp. Ltd. Class A	374,000	443	0.0%
	China Machinery Engineering Corp. Class H	1,583,516	434	0.0%
*,^,1 Shenwan Hongyuan Group Co. Ltd. Class H		1,763,200	426	0.0%
*	Shennan Circuits Co. Ltd. Class A	12,599	406	0.0%
	China Foods Ltd.	1,206,843	398	0.0%
	China National Accord Medicines Corp. Ltd. Class B	143,085	389	0.0%
*	China Satellite Communications Co. Ltd. Class A	155,000	372	0.0%
*	Sinopec Oilfield Service Corp. Class H	5,124,643	371	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	88,200	360	0.0%
	China National Medicines Corp. Ltd. Class A	81,200	356	0.0%
	Power Construction Corp. of China Ltd. Class A	702,000	353	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A	456,788	347	0.0%
	Shanghai Electric Power Co. Ltd. Class A	323,400	337	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	139,800	336	0.0%
	Dongxing Securities Co. Ltd. Class A	220,092	330	0.0%
*	China Great Wall Securities Co. Ltd. Class A	189,500	315	0.0%

6

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	303	0.0%
	China National Chemical Engineering Co. Ltd. Class A	340,100	294	0.0%
	AVICOPTER plc Class A	45,500	284	0.0%
	China CSSC Holdings Ltd. Class A	103,000	271	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	387,100	270	0.0%
	China Southern Airlines Co. Ltd. Class A	356,200	270	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	410,873	259	0.0%
	Metallurgical Corp. of China Ltd. Class A	701,600	253	0.0%
	Air China Ltd. Class A	236,600	240	0.0%
	FAW CAR Co. Ltd. Class A	167,900	235	0.0%
	Sinotrans Ltd. Class A	502,200	230	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	229	0.0%
	Tian Di Science & Technology Co. Ltd. Class A	529,200	226	0.0%
	Sinochem International Corp. Class A	227,100	158	0.0%
	Angang Steel Co. Ltd. Class A	407,900	151	0.0%
*	Sinopec Oilfield Service Corp. Class A	543,200	144	0.0%
	China Oilfield Services Ltd. Class A	81,000	142	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	54,300	114	0.0%
	China Coal Energy Co. Ltd. Class A	201,838	109	0.0%
	China Galaxy Securities Co. Ltd. Class A	78,200	108	0.0%
	Cinda Real Estate Co. Ltd. Class A	193,300	107	0.0%
	Bluestar Adisseo Co. Class A	63,000	106	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	95,100	105	0.0%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	102,195	104	0.0%
*	CNOOC Energy Technology & Services Ltd. Class A	313,600	103	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	156,200	88	0.0%
	ADAMA Ltd. Class A	64,600	88	0.0%
	China West Construction Group Co. Ltd. Class A	50,600	68	0.0%
§,1	China—Other †		1,569,865	4.5%
			3,658,754	10.3%

Colombia †			27,019	0.1%

[1]Czech Republic †			11,170	0.0%

Denmark
	Novo Nordisk A/S Class B	3,024,719	192,947	0.5%
1	Denmark—Other †		307,684	0.9%
			500,631	1.4%

Egypt †			14,459	0.0%

Finland †			284,177	0.8%

France
^	Sanofi	1,982,926	193,681	0.6%
	LVMH Moet Hennessy Louis Vuitton SE	455,683	176,165	0.5%
	Total SA	4,365,957	154,959	0.4%
1	France—Other †		1,764,623	5.0%
			2,289,428	6.5%

7

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Germany
	SAP SE	1,771,850	211,041	0.6%
	Allianz SE	759,714	139,812	0.4%
	Siemens AG	1,386,037	127,908	0.4%
	Bayer AG	1,799,431	118,348	0.3%
1	Germany—Other †		1,376,689	3.9%
			1,973,798	5.6%

§Greece †			20,986	0.1%

Hong Kong
	AIA Group Ltd.	22,066,452	202,521	0.6%
	BOC Hong Kong Holdings Ltd.	6,553,196	20,113	0.1%
1	BOC Aviation Ltd.	372,300	2,546	0.0%
	Nexteer Automotive Group Ltd.	1,506,000	774	0.0%
*,^	MMG Ltd.	4,468,000	773	0.0%
^	China Travel International Investment Hong Kong Ltd.	4,667,542	654	0.0%
§,1	Hong Kong—Other †		685,532	1.9%
			912,913	2.6%

Hungary †			23,790	0.1%

India
	Nestle India Ltd.	42,474	10,075	0.0%
§,1	India—Other †		825,017	2.4%
			835,092	2.4%

Indonesia †			137,839	0.4%

§Ireland †			73,593	0.2%

Israel †			124,263	0.3%

Italy
	Enel SPA	14,223,632	97,154	0.3%
1	Pirelli & C SPA	800,800	3,101	0.0%
1	Italy—Other †		425,856	1.2%
			526,111	1.5%
Japan
	Toyota Motor Corp.	4,501,291	278,301	0.8%
	Sony Corp.	2,246,690	144,584	0.4%
	SoftBank Group Corp.	2,962,536	126,982	0.4%
	Keyence Corp.	329,316	117,570	0.3%
	Mitsubishi UFJ Financial Group Inc.	22,831,259	92,238	0.3%
	Chugai Pharmaceutical Co. Ltd.	395,464	47,140	0.1%
	Japan—Other †		5,393,534	15.2%
			6,200,349	17.5%

Kuwait †			67,837	0.2%

Luxembourg †			782	0.0%

8

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Malaysia
	Nestle Malaysia Bhd.	115,400	3,756	0.0%
§,1	Malaysia—Other †		202,597	0.6%
			206,353	0.6%

§Malta †			—	0.0%

[1]Mexico †			182,699	0.5%

Netherlands
	ASML Holding NV	731,894	213,776	0.6%
	Unilever NV	2,503,087	124,653	0.4%
1	Netherlands—Other †		605,924	1.7%
			944,353	2.7%

New Zealand †			77,462	0.2%

Norway †			137,536	0.4%

Pakistan †			3,090	0.0%

Peru †			2,920	0.0%

Philippines †			90,169	0.3%

[1]Poland †			61,996	0.2%

Portugal †			41,374	0.1%

Qatar †			95,565	0.3%

Russia †			311,245	0.9%

[1]Saudi Arabia †			227,481	0.6%

Singapore †			291,999	0.8%

South Africa
	Naspers Ltd.	790,287	123,007	0.3%
1	South Africa—Other †		245,533	0.7%
			368,540	1.0%
South Korea
	Samsung Electronics Co. Ltd. GDR	193,142	200,700	0.6%
	Samsung Electronics Co. Ltd.	3,771,708	155,083	0.4%
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	49,336	0.1%
1	South Korea—Other †		704,567	2.0%
			1,109,686	3.1%
Spain
*	Iberdrola SA	10,839,257	107,827	0.3%
1	Spain—Other †		445,546	1.3%
			553,373	1.6%

9

	FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sweden †		648,457	1.8%

	Switzerland
*	Nestle SA	5,289,211	560,181	1.6%
	Roche Holding AG	1,272,664	440,720	1.2%
	Novartis AG	3,892,702	332,197	0.9%
	Roche Holding AG (Bearer)	47,637	16,545	0.1%
	Switzerland—Other †		981,727	2.8%
			2,331,370	6.6%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,412,392	287,560	0.8%
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,446,373	175,996	0.5%
§	Taiwan—Other †		766,794	2.2%
			1,230,350	3.5%

	Thailand †		241,903	0.7%

	Turkey †		48,205	0.1%

	United Arab Emirates †		68,956	0.2%

	United Kingdom
	AstraZeneca plc	2,401,828	251,214	0.7%
	HSBC Holdings plc	37,060,720	190,492	0.5%
	GlaxoSmithKline plc	8,970,144	187,142	0.5%
	British American Tobacco plc	4,171,416	160,785	0.4%
	Diageo plc	4,221,060	145,332	0.4%
	BP plc	36,455,994	143,653	0.4%
	Royal Dutch Shell plc Class A	7,650,000	125,953	0.4%
	Royal Dutch Shell plc Class B	6,756,497	108,163	0.3%
	Unilever plc	1,993,748	102,663	0.3%
	Reckitt Benckiser Group plc	1,151,194	95,895	0.3%
	Rio Tinto plc	2,012,646	93,425	0.3%
§,1	United Kingdom—Other †		1,864,202	5.3%
			3,468,919	9.8%
	Total Common Stocks (Cost $35,558,221)		34,816,001	98.4%

10

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.522%	9,042,267	904,227	2.6%

4U.S. Government and Agency Obligations †			75,632	0.2%
Total Temporary Cash Investments (Cost $979,803)			979,859	2.8%
Total Investments (Cost $36,538,024)			35,795,860	101.2%
[3,4,5]Other Assets and Liabilities—Net			(428,871)	(1.2%	)
Net Assets			35,366,989	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $591,284,000.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $688,406,000, representing 1.9% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $635,330,000 was received for securities on loan, of which $634,075,000 is held in Vanguard Market Liquidity Fund and $1,255,000 is held in cash.

4	Securities with a value of $75,632,000 and cash of $391,000 have been segregated as initial margin for open futures contracts.

5	Cash of $1,530,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
MSCI Emerging Markets Index	June 2020	4,230		191,598	16,532
Dow Jones EURO STOXX 50 Index	June 2020	4,005		126,707	22,676
Topix Index	June 2020	780		105,681	11,897
FTSE 100 Index	June 2020	1,040		77,087	10,449
E-mini S&P 500 Index	June 2020	328		47,599	(98)
S&P ASX 200 Index	June 2020	292		26,354	1,856
					63,312

11

FTSE All-World ex-US Index Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital
Services LLC	7/2/20	EUR	64,125	USD	69,460	905	—
Royal Bank of Canada	7/2/20	JPY	6,869,884	USD	62,022	2,058	—
Morgan Stanley Capital
Services LLC	7/2/20	GBP	51,478	USD	60,535	4,320	—
Toronto-Dominion Bank	7/2/20	AUD	39,706	USD	23,573	2,306	—
JPMorgan Chase Bank, N.A.	7/2/20	GBP	17,104	USD	21,018	531	—
Toronto-Dominion Bank	7/2/20	EUR	16,930	USD	18,960	—	(383)
JPMorgan Chase Bank, N.A.	7/2/20	JPY	1,219,680	USD	11,603	—	(226)
JPMorgan Chase Bank, N.A.	7/2/20	JPY	1,118,390	USD	10,430	3	—
Goldman Sachs International	7/2/20	EUR	9,039	USD	10,159	—	(240)
JPMorgan Chase Bank, N.A.	7/2/20	EUR	7,729	USD	8,534	—	(53)
Bank of America, N.A.	7/2/20	JPY	801,900	USD	7,626	—	(146)
Goldman Sachs International	7/2/20	JPY	439,620	USD	4,191	—	(90)
JPMorgan Chase Bank, N.A.	7/2/20	USD	78,682	JPY	8,462,983	—	(258)
Bank of America, N.A.	7/2/20	USD	49,048	CHF	47,881	—	(650)
JPMorgan Chase Bank, N.A.	7/2/20	USD	23,612	JPY	2,515,420	149	—
Royal Bank of Canada	7/2/20	USD	16,765	GBP	13,660	—	(445)
Credit Suisse International	7/2/20	USD	15,984	GBP	12,821	—	(168)
Royal Bank of Canada	7/2/20	USD	14,562	EUR	13,437	—	(183)
Royal Bank of Canada	7/2/20	USD	3,158	ZAR	60,955	—	(109)
Royal Bank of Canada	7/2/20	USD	2,788	AUD	4,648	—	(241)
						10,272	(3,192)

AUD—Australian dollar.

CHF—Swiss franc.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

ZAR—South African rand.

At April 30, 2020, the counterparties had deposited in segregated accounts cash of $6,960,000 in connection with open forward currency contracts.

After April 30, 2020, the counterparty posted additional collateral of $1,670,000 in connection with open forward currency contracts as of April 30, 2020.

  See accompanying Notes, which are an integral part of the Financial Statements.

12

FTSE All-World ex-US Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,633,848)	34,891,633
Affiliated Issuers (Cost $904,176)	904,227
Total Investments in Securities	35,795,860
Investment in Vanguard	1,661
Cash	3,261
Cash Collateral Pledged—Futures Contracts	391
Cash Collateral Pledged—Forward Currency Contracts	1,530
Foreign Currency, at Value (Cost $137,573)	138,034
Receivables for Investment Securities Sold	343
Receivables for Accrued Income	174,192
Receivables for Capital Shares Issued	22,750
Variation Margin Receivable—Futures Contracts	8,963
Unrealized Appreciation—Forward Currency Contracts	10,272
Total Assets	36,157,257
Liabilities
Payables for Investment Securities Purchased	100,502
Collateral for Securities on Loan	635,330
Payables for Capital Shares Redeemed	33,614
Payables to Vanguard	4,637
Variation Margin Payable—Futures Contracts	12,993
Unrealized Depreciation—Forward Currency Contracts	3,192
Total Liabilities	790,268
Net Assets	35,366,989

13

FTSE All-World ex-US Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	38,340,850
Total Distributable Earnings (Loss)	(2,973,861)
Net Assets	35,366,989

ETF Shares—Net Assets
Applicable to 495,801,934 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,788,184
Net Asset Value Per Share—ETF Shares	$43.95

Admiral Shares—Net Assets
Applicable to 243,722,025 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,656,965
Net Asset Value Per Share—Admiral Shares	$27.31

Institutional Shares—Net Assets
Applicable to 50,663,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,386,843
Net Asset Value Per Share—Institutional Shares	$86.59

Institutional Plus Shares—Net Assets
Applicable to 27,646,115 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,534,997
Net Asset Value Per Share—Institutional Plus Shares	$91.69

  See accompanying Notes, which are an integral part of the Financial Statements.

14

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	439,657
Interest[2]	1,178
Securities Lending—Net	5,989
Total Income	446,824
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,562
Management and Administrative—ETF Shares	6,549
Management and Administrative—Admiral Shares	2,716
Management and Administrative—Institutional Shares	1,360
Management and Administrative—Institutional Plus Shares	530
Marketing and Distribution—ETF Shares	541
Marketing and Distribution—Admiral Shares	255
Marketing and Distribution—Institutional Shares	92
Marketing and Distribution—Institutional Plus Shares	17
Custodian Fees	2,104
Shareholders’ Reports—ETF Shares	177
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	2
Trustees’ Fees and Expenses	11
Total Expenses	15,944
Net Investment Income	430,880
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(137,102)
Futures Contracts	(93,020)
Forward Currency Contracts	(10,218)
Foreign Currencies	(7,937)
Realized Net Gain (Loss)	(248,277)

15

FTSE All-World ex-US Index Fund

Statement of Operations (continued)
Six Months Ended
April 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(5,607,815)
Futures Contracts	56,912
Forward Currency Contracts	4,438
Foreign Currencies	1,520
Change in Unrealized Appreciation (Depreciation)	(5,544,945)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,362,342)

1	Dividends are net of foreign withholding taxes of $45,018,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,041,000, ($394,000), and $14,000, respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $23,954,000 of net gain (loss) resulting from in-kind redemptions.

4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,540,000.

  See accompanying Notes, which are an integral part of the Financial Statements.

16

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	430,880	1,226,277
Realized Net Gain (Loss)	(248,277)	(103,722)
Change in Unrealized Appreciation (Depreciation)	(5,544,945)	2,998,505
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,362,342)	4,121,060
Distributions[1]
Investor Shares	—	(9,798)
ETF Shares	(339,721)	(710,146)
Admiral Shares	(90,525)	(191,012)
Institutional Shares	(67,915)	(154,643)
Institutional Plus Shares	(38,329)	(81,690)
Total Distributions	(536,490)	(1,147,289)
Capital Share Transactions
Investor Shares	(1,784)	(574,323)
ETF Shares	963,990	1,455,312
Admiral Shares	880,044	750,883
Institutional Shares	114,709	(117,972)
Institutional Plus Shares	155,418	(4,513)
Net Increase (Decrease) from Capital Share Transactions	2,112,377	1,509,387
Total Increase (Decrease)	(3,786,455)	4,483,158
Net Assets
Beginning of Period	39,153,444	34,670,286
End of Period	35,366,989	39,153,444
1 Certain prior period numbers have been reclassified to conform with current period presentation.

  See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

	Nov. 1,
	2019 to
For a Share Outstanding	Nov. 7,		Year Ended October 31,
Throughout Each Period	2019[1]		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.35		$18.85	$21.17	$17.59	$17.92	$19.40
Investment Operations
Net Investment Income	.003	[2]	.577 [2]	.593 [2]	.520 [2]	.494	.502
Net Realized and Unrealized Gain (Loss) on Investments	.427		1.502	(2.342)	3.573	(.341)	(1.484)
Total from Investment Operations	.430		2.079	(1.749)	4.093	.153	(.982)
Distributions
Dividends from Net Investment Income	—		(.579)	(.571)	(.513)	(.483)	(.498)
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	—		(.579)	(.571)	(.513)	(.483)	(.498)
Net Asset Value, End of Period	$20.78[1]		$20.35	$18.85	$21.17	$17.59	$17.92

Total Return[3]	2.11%		11.29%	-8.49%	23.62%	0.98%	-5.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—		$2	$557	$634	$530	$565
Ratio of Total Expenses to Average Net Assets	0.20%		0.20%	0.20%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	0.78%		2.98%	2.80%	2.70%	2.89%	2.70%
Portfolio Turnover Rate[4]	1%[5]		4%	6%	4%	5%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the six months ended April 30, 2020.

  See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$51.58	$47.79	$53.65	$44.60	$45.41	$49.17
Investment Operations
Net Investment Income	.556 [1]	1.629 [1]	1.557 [1]	1.379 [1]	1.304	1.335
Net Realized and Unrealized Gain (Loss) on Investments	(7.487)	3.692	(5.911)	9.038	(.846)	(3.769)
Total from Investment Operations	(6.931)	5.321	(4.354)	10.417	.458	(2.434)
Distributions
Dividends from Net Investment Income	(.699)	(1.531)	(1.506)	(1.367)	(1.268)	(1.326)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.699)	(1.531)	(1.506)	(1.367)	(1.268)	(1.326)
Net Asset Value, End of Period	$43.95	$51.58	$47.79	$53.65	$44.60	$45.41

Total Return	-13.58%	11.42%	-8.37%	23.73%	1.17%	-5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,788	$24,652	$21,348	$21,640	$13,983	$13,525
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.11%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.25%	3.30%	2.91%	2.82%	3.01%	2.83%
Portfolio Turnover Rate[2]	1%	4%	6%	4%	5%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

  See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.06	$29.70	$33.35	$27.72	$28.23	$30.57
Investment Operations
Net Investment Income	.345 [1]	1.010 [1]	.969 [1]	.855 [1]	.811	.832
Net Realized and Unrealized Gain (Loss) on Investments	(4.665)	2.289	(3.682)	5.625	(.532)	(2.346)
Total from Investment Operations	(4.320)	3.299	(2.713)	6.480	.279	(1.514)
Distributions
Dividends from Net Investment Income	(.430)	(.939)	(.937)	(.850)	(.789)	(.826)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.430)	(.939)	(.937)	(.850)	(.789)	(.826)
Net Asset Value, End of Period	$27.31	$32.06	$29.70	$33.35	$27.72	$28.23

Total Return[2]	-13.63%	11.38%	-8.37%	23.75%	1.13%	-5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,657	$6,717	$5,458	$5,304	$3,635	$3,163
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.25%	3.29%	2.89%	2.82%	3.01%	2.83%
Portfolio Turnover Rate[3]	1%	4%	6%	4%	5%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

  See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$101.64	$94.16	$105.72	$87.88	$89.48	$96.89
Investment Operations
Net Investment Income	1.091 [1]	3.224 [1]	3.046 [1]	2.703 [1]	2.577	2.651
Net Realized and Unrealized Gain (Loss) on Investments	(14.765)	7.271	(11.621)	17.838	(1.669)	(7.429)
Total from Investment Operations	(13.674)	10.495	(8.575)	20.541	.908	(4.778)
Distributions
Dividends from Net Investment Income	(1.376)	(3.015)	(2.985)	(2.701)	(2.508)	(2.632)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.376)	(3.015)	(2.985)	(2.701)	(2.508)	(2.632)
Net Asset Value, End of Period	$86.59	$101.64	$94.16	$105.72	$87.88	$89.48

Total Return	-13.61%	11.42%	-8.35%	23.74%	1.15%	-5.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,387	$4,991	$4,719	$5,532	$4,424	$4,501
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.24%	3.31%	2.92%	2.83%	3.02%	2.85%
Portfolio Turnover Rate[2]	1%	4%	6%	4%	5%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

  See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$107.63	$99.71	$111.96	$93.06	$94.75	$102.60
Investment Operations
Net Investment Income	1.169 [1]	3.403 [1]	3.336 [1]	2.863 [1]	2.754	2.829
Net Realized and Unrealized Gain (Loss)
on Investments	(15.641)	7.725	(12.397)	18.928	(1.767)	(7.869)
Total from Investment Operations	(14.472)	11.128	(9.061)	21.791	.987	(5.040)
Distributions
Dividends from Net Investment Income	(1.468)	(3.208)	(3.189)	(2.891)	(2.677)	(2.810)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.468)	(3.208)	(3.189)	(2.891)	(2.677)	(2.810)
Net Asset Value, End of Period	$91.69	$107.63	$99.71	$111.96	$93.06	$94.75

Total Return	-13.60%	11.43%	-8.33%	23.79%	1.18%	-5.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,535	$2,793	$2,588	$2,731	$2,222	$2,628
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.27%	3.30%	2.94%	2.86%	3.05%	2.87%
Portfolio Turnover Rate[2]	1%	4%	6%	4%	5%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

  See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks

23

FTSE All-World ex-US Index Fund

held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

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FTSE All-World ex-US Index Fund

5.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

25

FTSE All-World ex-US Index Fund

extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,661,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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FTSE All-World ex-US Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	2,776,200	26,754	—	2,802,954
Common Stocks—Other	1,472,221	30,534,822	6,004	32,013,047
Temporary Cash Investments	904,227	75,632	—	979,859
Total	5,152,648	30,637,208	6,004	35,795,860
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,963	—	—	8,963
Forward Currency Contracts	—	10,272	—	10,272
Total	8,963	10,272	—	19,235
Liabilities
Futures Contracts[1]	12,993	—	—	12,993
Forward Currency Contracts	—	3,192	—	3,192
Total	12,993	3,192	—	16,185

1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Index Fund

D. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	8,963	—	8,963
Unrealized Appreciation—Forward Currency Contracts	—	10,272	10,272
Total Assets	8,963	10,272	19,235

Variation Margin Payable—Futures Contracts	12,993	—	12,993
Unrealized Depreciation—Forward Currency Contracts	—	3,192	3,192
Total Liabilities	12,993	3,192	16,185

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(93,020)	—	(93,020)
Forward Currency Contracts	—	(10,218)	(10,218)
Realized Net Gain (Loss) on Derivatives	(93,020)	(10,218)	(103,238)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	56,912	—	56,912
Forward Currency Contracts	—	4,438	4,438
Change in Unrealized Appreciation (Depreciation) on Derivatives	56,912	4,438	61,350

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	36,672,646
Gross Unrealized Appreciation	7,627,433
Gross Unrealized Depreciation	(8,433,827)
Net Unrealized Appreciation (Depreciation)	(806,394)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $2,125,627,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these

28

FTSE All-World ex-US Index Fund

capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended April 30, 2020, the fund purchased $2,126,197,000 of investment securities and sold $512,536,000 of investment securities, other than temporary cash investments. Purchases and sales include $589,179,000 and $80,859,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.	Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	5	—	129,887	6,537
Issued in Lieu of Cash Distributions	—	—	9,382	507
Redeemed[1]	(1,789)	(86)	(713,592)	(36,523)
Net Increase (Decrease)—Investor Shares	(1,784)	(86)	(574,323)	(29,479)
ETF Shares
Issued	1,056,894	20,301	2,537,364	53,371
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(92,904)	(2,400)	(1,082,052)	(22,200)
Net Increase (Decrease)—ETF Shares	963,990	17,901	1,455,312	31,171
Admiral Shares
Issued[1]	2,470,002	93,392	2,877,937	96,476
Issued in Lieu of Cash Distributions	72,790	2,364	154,603	5,172
Redeemed	(1,662,748)	(61,543)	(2,281,657)	(75,922)
Net Increase (Decrease)—Admiral Shares	880,044	34,213	750,883	25,726
Institutional Shares
Issued	731,806	8,373	1,269,059	13,204
Issued in Lieu of Cash Distributions	61,050	624	140,949	1,488
Redeemed	(678,147)	(7,437)	(1,527,980)	(15,711)
Net Increase (Decrease)—Institutional Shares	114,709	1,560	(117,972)	(1,019)
Institutional Plus Shares
Issued	196,310	2,093	379,098	3,610
Issued in Lieu of Cash Distributions	37,030	358	76,864	766
Redeemed	(77,922)	(751)	(460,475)	(4,381)
Net Increase (Decrease)—Institutional Plus Shares	155,418	1,700	(4,513)	(5)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 1,046 and 664 shares, respectively, in the amount of $22,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 17,502,000 and 11,111,000 shares, respectively, in the amount of $348,707,000 from the conversion during the year ended October 31, 2019.

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FTSE All-World ex-US Index Fund

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

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FTSE All-World ex-US Small-Cap Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	10.1%
Consumer Goods	10.5
Consumer Services	11.0
Financials	20.7
Health Care	7.0
Industrials	23.0
Oil & Gas	2.6
Technology	10.6
Telecommunications	0.9
Utilities	3.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
§,1Australia †		257,405	4.5%

[1]Austria †		41,603	0.7%

Belgium
Warehouses De Pauw CVA	386,576	10,605	0.2%
Cofinimmo SA	75,639	10,516	0.2%
Belgium—Other †		64,414	1.1%
		85,535	1.5%

[1]Brazil †		45,913	0.8%

Canada
Kirkland Lake Gold Ltd.	769,978	31,829	0.5%
Open Text Corp.	758,159	28,650	0.5%
Emera Inc.	707,993	28,183	0.5%
* Kinross Gold Corp.	3,635,538	24,003	0.4%
^ Algonquin Power & Utilities Corp.	1,513,915	20,991	0.4%
WSP Global Inc.	305,886	20,527	0.3%
Canadian Apartment Properties REIT	493,886	16,996	0.3%
B2Gold Corp.	2,929,900	14,818	0.2%
TMX Group Ltd.	162,711	14,096	0.2%
Ritchie Bros Auctioneers Inc.	315,376	13,574	0.2%
CCL Industries Inc. Class B	433,002	13,535	0.2%
Yamana Gold Inc.	2,769,431	13,052	0.2%
CAE Inc.	780,020	12,889	0.2%
Pan American Silver Corp.	601,406	12,789	0.2%
* Stars Group Inc. (XTSE)	457,833	12,772	0.2%
Allied Properties REIT	361,095	11,560	0.2%
Cameco Corp.	1,157,158	11,505	0.2%
Onex Corp.	240,420	11,082	0.2%
Empire Co. Ltd.	494,775	10,923	0.2%

32

	FTSE All-World ex-US Small-Cap Index Fund
			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Toromont Industries Ltd.	231,350	10,870	0.2%
*	Descartes Systems Group Inc.	245,727	10,329	0.2%
	Parkland Fuel Corp.	430,688	10,189	0.2%
	iA Financial Corp. Inc.	313,786	10,187	0.2%
	First Quantum Minerals Ltd.	1,633,715	9,976	0.2%
	Northland Power Inc.	461,727	9,908	0.2%
	AltaGas Ltd.	805,514	9,629	0.2%
	Stantec Inc.	323,710	9,542	0.2%
^	SNC-Lavalin Group Inc.	514,804	9,494	0.2%
	Canada—Other †		404,808	7.0%
			818,706	14.1%

	Chile †		8,938	0.2%

	§,1China †		293,523	5.1%

	Colombia †		2,351	0.0%

	Czech Republic †		714	0.0%

	Denmark
*	Royal Unibrew A/S	144,242	11,160	0.2%
	SimCorp A/S	115,264	10,647	0.2%
§,1	Denmark—Other †		55,670	0.9%
			77,477	1.3%

	§Egypt †		4,897	0.1%

	Finland
*	Kojamo Oyj	526,503	9,467	0.2%
	Finland—Other †		46,765	0.8%
			56,232	1.0%

	§,1France †		100,878	1.7%

	Germany
*	HelloFresh SE	408,122	14,547	0.2%
*	MorphoSys AG	92,069	9,659	0.2%
*,^	Evotec SE	389,009	9,599	0.2%
1	Germany—Other †		179,645	3.1%
			213,450	3.7%

	Greece †		10,205	0.2%

	§,1Hong Kong †		67,553	1.2%

	Hungary †		591	0.0%

	§,1India †		128,298	2.2%

	§Indonesia †		22,902	0.4%

	Ireland †		10,238	0.2%

33

FTSE All-World ex-US Small-Cap Index Fund
			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Israel †			41,855	0.7%

[1]Italy †			107,122	1.9%

Japan †			910,454	15.8%

Kuwait †			6,527	0.1%

§,1Malaysia †			48,728	0.8%

[1]Mexico †			23,958	0.4%

Netherlands
	Imcd NV	154,112	13,609	0.3%
§,1	Netherlands—Other †		59,233	1.0%
			72,842	1.3%

New Zealand †			42,841	0.7%

Norway
	TOMRA Systems ASA	319,975	10,632	0.2%
1	Norway—Other †		70,174	1.2%
			80,806	1.4%

Pakistan †			12,981	0.2%

§,1Philippines †			16,849	0.3%

§,1Poland †			23,585	0.4%

Portugal †			16,349	0.3%

Qatar †			2,980	0.1%

§,1Russia †			6,798	0.1%

Saudi Arabia †			21,734	0.4%

§Singapore †			59,543	1.0%

§South Africa †			23,772	0.4%

§South Korea †			258,295	4.5%

§,1Spain †			76,967	1.3%

Sweden
1	Evolution Gaming Group AB	360,087	16,491	0.3%
*	Getinge AB	653,313	12,522	0.2%
§,1	Sweden—Other †		211,785	3.7%
			240,798	4.2%

Switzerland
1	VAT Group AG	75,105	12,395	0.2%
*	SIG Combibloc Group AG	743,442	12,041	0.2%
	Tecan Group AG	34,309	11,045	0.2%

34

FTSE All-World ex-US Small-Cap Index Fund
				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
1	Galenica AG		140,066	10,030	0.2%
*	ams AG		752,927	9,884	0.2%
§,1	Switzerland—Other †			173,114	3.0%
				228,509	4.0%

§Taiwan †				468,463	8.1%

§Thailand †				82,937	1.4%

§,1Turkey †				22,693	0.4%

§United Arab Emirates †				3,506	0.1%

United Kingdom
	Spectris plc		338,916	11,429	0.2%
	Dechra Pharmaceuticals plc		291,260	10,138	0.2%
	IG Group Holdings plc		1,061,206	10,058	0.2%
	Electrocomponents plc		1,300,982	9,450	0.2%
	UNITE Group plc		851,160	9,399	0.1%
§,1	United Kingdom—Other †			519,117	9.0%
				569,591	9.9%
Total Common Stocks (Cost $6,850,634)				5,718,892	99.1%

		Coupon
Temporary Cash Investments
Money Market Fund
2,3	Vanguard Market Liquidity Fund	0.522%	2,256,336	225,634	3.9%

4U.S. Government and Agency Obligations †				8,106	0.2%
Total Temporary Cash Investments (Cost $233,720)				233,740	4.1%
Total Investments (Cost $7,084,354)				5,952,632	103.2%
[2,4]Other Assets and Liabilities—Net				(183,434)	-3.2%
Net Assets				5,769,198	100.0%

Cost rounded to $000.
•	See Note A in Notes to Financial Statements.
§	Certain of the fund’s securities are valued determined using significant unobservable inputs.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $205,825,000.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $266,867,000, representing 4.6% of net assets.

2	Collateral of $222,908,000 was received for securities on loan.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Securities with a value of $8,106,000 and cash of $199,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

35

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
					Number of		Unrealized
				Long (Short)		Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index			June 2020		409	18,526	1,561
E-mini Russell 2000 Index			June 2020		242	15,811	1,330
Dow Jones EURO STOXX 50 Index			June 2020		338	10,693	964
Topix Index			June 2020		37	5,013	197
E-mini S&P 500 Index			June 2020		5	726	106
							4,158

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	7/2/20	EUR	21,654	USD	23,456	306	—
Royal Bank of Canada	7/2/20	JPY	390,538	USD	3,520	122	—
HSBC Bank USA, N.A.	7/2/20	USD	11,975	EUR	10,827	95	—
Deutsche Bank AG	7/2/20	USD	10,290	EUR	9,500	—	(135)
Royal Bank of Canada	7/2/20	USD	10,139	JPY	1,100,000	—	(121)
HSBC Bank USA, N.A.	7/2/20	USD	3,645	JPY	390,538	2	—
						525	(256)

EUR—Euro.

JPY—Japanese yen.

USD—U.S. dollar.

   See accompanying Notes, which are an integral part of the Financial Statements.

36

FTSE All-World ex-US Small-Cap Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,858,739)	5,726,998
Affiliated Issuers (Cost $225,615)	225,634
Total Investments in Securities	5,952,632
Investment in Vanguard	264
Cash Collateral Pledged—Futures Contracts	199
Foreign Currency, at Value (Cost $23,674)	23,799
Receivables for Investment Securities Sold	3,839
Receivables for Accrued Income	22,271
Receivables for Capital Shares Issued	1,002
Variation Margin Receivable—Futures Contracts	320
Unrealized Appreciation—Forward Currency Contracts	525
Total Assets	6,004,851
Liabilities
Due to Custodian	4,238
Payables for Investment Securities Purchased	4,745
Collateral for Securities on Loan	222,908
Payables for Capital Shares Redeemed	1,261
Payables to Vanguard	732
Variation Margin Payable—Futures Contracts	1,513
Unrealized Depreciation—Forward Currency Contracts	256
Total Liabilities	235,653
Net Assets	5,769,198

37

FTSE All-World ex-US Small-Cap Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	7,229,765
Total Distributable Earnings (Loss)	(1,460,567)
Net Assets	5,769,198

ETF Shares—Net Assets
Applicable to 53,025,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,673,318
Net Asset Value Per Share—ETF Shares	$88.13

Admiral Shares—Net Assets
Applicable to 41,225,156 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	896,995
Net Asset Value Per Share—Admiral Shares	$21.76

Institutional Shares—Net Assets
Applicable to 1,180,936 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	198,885
Net Asset Value Per Share—Institutional Shares	$168.41

  See accompanying Notes, which are an integral part of the Financial Statements.

38

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	62,666
Interest[2]	209
Securities Lending—Net	7,518
Total Income	70,393
Expenses
The Vanguard Group—Note B
Investment Advisory Services	475
Management and Administrative—ETF Shares	1,719
Management and Administrative—Admiral Shares	590
Management and Administrative—Institutional Shares	86
Marketing and Distribution—ETF Shares	147
Marketing and Distribution—Admiral Shares	28
Marketing and Distribution—Institutional Shares	4
Custodian Fees	507
Shareholders’ Reports—ETF Shares	196
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,761
Expenses Paid Indirectly	(33)
Net Expenses	3,728
Net Investment Income	66,665
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(82,311)
Futures Contracts	(31,641)
Forward Currency Contracts	(1,832)
Foreign Currencies	(2,214)
Realized Net Gain (Loss)	(117,998)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(929,012)
Futures Contracts	2,392

39

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations (continued)

Six Months Ended
April 30, 2020
($000)
Forward Currency Contracts	188
Foreign Currencies	220
Change in Unrealized Appreciation (Depreciation)	(926,212)
Net Increase (Decrease) in Net Assets Resulting from Operations	(977,545)

1	Dividends are net of foreign withholding taxes of $7,475,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $169,000, $8,000, and ($21,000), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $14,871,000 of net gain (loss) resulting from in-kind redemptions.

  See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,665	179,887
Realized Net Gain (Loss)	(117,998)	91,010
Change in Unrealized Appreciation (Depreciation)	(926,212)	265,765
Net Increase (Decrease) in Net Assets Resulting from Operations	(977,545)	536,662
Distributions[1]
Investor Shares	—	(14,952)
ETF Shares	(109,594)	(156,732)
Admiral Shares	(20,061)	(10,430)
Institutional Shares	(4,887)	(6,284)
Total Distributions	(134,542)	(188,398)
Capital Share Transactions
Investor Shares	(1,182)	(835,258)
ETF Shares	172,320	105,084
Admiral Shares	92,162	963,051
Institutional Shares	(6,737)	27,779
Net Increase (Decrease) from Capital Share Transactions	256,563	260,656
Total Increase (Decrease)	(855,524)	608,920
Net Assets
Beginning of Period	6,624,722	6,015,802
End of Period	5,769,198	6,624,722

1 Certain prior period numbers have been reclassified to conform with current period presentation.

  See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

	Nov.1,
	2019 to
For a Share Outstanding	Nov. 7		Year Ended October 31,
Throughout Each Period	2019[1]		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$40.42		$38.50	$44.36	$36.74	$36.27	$38.10
Investment Operations
Net Investment Income	.010	[2]	.958 [2]	1.115 [2]	.965 [2]	.933	.887
Net Realized and Unrealized Gain (Loss)
on Investments	.690		2.064	(5.832)	7.684	.461	(1.769)
Total from Investment Operations	.700		3.022	(4.717)	8.649	1.394	(.882)
Distributions
Dividends from Net Investment Income	—		(1.102)	(1.143)	(1.029)	(.924)	(.948)
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	—		(1.102)	(1.143)	(1.029)	(.924)	(.948)
Net Asset Value, End of Period	$41.12[1]		$40.42	$38.50	$44.36	$36.74	$36.27

Total Return[3]	1.73%		8.16%	-10.95%	24.02%	3.95%	-2.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—		$1	$804	$812	$520	$446
Ratio of Total Expenses to
Average Net Assets	0.22%		0.22%	0.22%	0.25%	0.27%	0.31%
Ratio of Net Investment Income to
Average Net Assets	1.29%		2.47%	2.50%	2.40%	2.63%	2.41%
Portfolio Turnover Rate[4]	8%[5]		17%	15%	14%	14%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5	Reflects the fund’s portfolio turnover for the six months ended April 30, 2020.

  See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	April 30,				Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$105.96	$100.93	$116.30	$96.34	$95.09	$99.89
Investment Operations
Net Investment Income	1.052 [1]	2.871 [1]	3.019 [1]	2.650 [1]	2.574	2.461
Net Realized and Unrealized Gain (Loss)
on Investments	(16.732)	5.156	(15.269)	20.140	1.216	(4.634)
Total from Investment Operations	(15.680)	8.027	(12.250)	22.790	3.790	(2.173)
Distributions
Dividends from Net Investment Income	(2.150)	(2.997)	(3.120)	(2.830)	(2.540)	(2.627)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.150)	(2.997)	(3.120)	(2.830)	(2.540)	(2.627)
Net Asset Value, End of Period	$88.13	$105.96	$100.93	$116.30	$96.34	$95.09
Total Return	-15.19%	8.28%	-10.87%	24.16%	4.11%	-2.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,673	$5,400	$5,009	$4,568	$2,652	$2,407
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.80%	2.60%	2.52%	2.77%	2.55%
Portfolio Turnover Rate[2]	8%	17%	15%	14%	14%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

  See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Admiral Shares

	Six Months	Feb. 7,
	Ended	2019[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.253	.572
Net Realized and Unrealized Gain (Loss) on Investments	(4.126)	.935
Total from Investment Operations	(3.873)	1.507
Distributions
Dividends from Net Investment Income	(.527)	(.347)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.527)	(.347)
Net Asset Value, End of Period	$21.76	$26.16
Total Return[3]	-15.19%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$897	$981
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%[4]
Ratio of Net Investment Income to Average Net Assets	2.01%	3.07%[4]
Portfolio Turnover Rate[5]	8%	17%[6]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Total return does not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

  See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$202.46	$192.87	$222.24	$184.07	$181.69	$190.87
Investment Operations
Net Investment Income	1.9631	5.5001	5.7481	5.0441	4.937	4.756
Net Realized and Unrealized Gain (Loss)
on Investments	(31.909)	9.824	(29.138)	38.536	2.326	(8.864)
Total from Investment Operations	(29.946)	15.324	(23.390)	43.580	7.263	(4.108)
Distributions
Dividends from Net Investment Income	(4.104)	(5.734)	(5.980)	(5.410)	(4.883)	(5.072)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.104)	(5.734)	(5.980)	(5.410)	(4.883)	(5.072)
Net Asset Value, End of Period	$168.41	$202.46	$192.87	$222.24	$184.07	$181.69
Total Return	-15.18%	8.26%	-10.85%	24.18%	4.11%	-2.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$199	$242	$203	$226	$175	$164
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.81%	2.61%	2.53%	2.78%	2.57%
Portfolio Turnover Rate[2]	8%	17%	15%	14%	14%	9%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

  See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks

46

FTSE All-World ex-US Small-Cap Index Fund

held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

47

FTSE All-World ex-US Small-Cap Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

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FTSE All-World ex-US Small-Cap Index Fund

extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $264,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

49

FTSE All-World ex-US Small-Cap Index Fund

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	899,866	—	—	899,866
Common Stocks—Other	33,387	4,773,581	12,058	4,819,026
Temporary Cash Investments	225,634	8,106	—	233,740
Total	1,158,887	4,781,687	12,058	5,952,632
Derivative Financial Instruments
Assets
Futures Contracts[1]	320	—	—	320
Forward Currency Contracts	—	525	—	525
Total	320	525	—	845
Liabilities
Futures Contracts[1]	1,513	—	—	1,513
Forward Currency Contracts	—	256	—	256
Total	1,513	256	—	1,769

1 Represents variation margin on the last day of the reporting period.

50

FTSE All-World ex-US Small-Cap Index Fund

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	320	—	320
Unrealized Appreciation—Forward Currency Contracts	—	525	525
Total Assets	320	525	845

Variation Margin Payable—Futures Contracts	1,513	—	1,513
Unrealized Depreciation—Forward Currency Contracts	—	256	256
Total Liabilities	1,513	256	1,769

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(31,641)	—	(31,641)
Forward Currency Contracts	—	(1,832)	(1,832)
Realized Net Gain (Loss) on Derivatives	(31,641)	(1,832)	(33,473)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,392	—	2,392
Forward Currency Contracts	—	188	188
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,392	188	2,580

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,156,510
Gross Unrealized Appreciation	737,536
Gross Unrealized Depreciation	(1,936,987)
Net Unrealized Appreciation (Depreciation)	(1,199,451)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $182,025,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

51

FTSE All-World ex-US Small-Cap Index Fund

losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2020, the fund purchased $729,160,000 of investment securities and sold $564,620,000 of investment securities, other than temporary cash investments. Purchases and sales include $147,197,000 and $47,261,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H.	Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
		April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	32	1	222,587	5,826
Issued in Lieu of Cash Distributions	—	—	12,683	357
Redeemed[1]	(1,214)	(30)	(1,070,528)	(27,045)
Net Increase (Decrease)—Investor Shares	(1,182)	(29)	(835,258)	(20,862)
ETF Shares
Issued	231,047	2,758	676,487	6,943
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(58,727)	(700)	(571,403)	(5,600)
Net Increase (Decrease)—ETF Shares	172,320	2,058	105,084	1,343
Admiral Shares[2]
Issued[1]	282,234	12,460	1,038,579	40,489
Issued in Lieu of Cash Distributions	17,215	638	8,784	346
Redeemed	(207,287)	(9,387)	(84,312)	(3,320)
Net Increase (Decrease)—Admiral Shares	92,162	3,711	963,051	37,515
Institutional Shares
Issued	59,102	350	60,505	312
Issued in Lieu of Cash Distributions	4,763	23	6,249	34
Redeemed	(70,602)	(387)	(38,975)	(203)
Net Increase (Decrease)—Institutional Shares	(6,737)	(14)	27,779	143

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 283 shares and 437 shares, respectively, in the amount of $12,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares— Issued include 22,154,000 shares and 34,228,000 shares, respectively, in the amount of $879,751,000 from the conversion during the year ended October 31, 2019.
2	Inception was February 7, 2019, for Admiral Shares.

I. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

52

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

53

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

54

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

55

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

56

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Connect with Vanguard® > vanguard.com

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q7702 062020

Semiannual Report | April 30, 2020

Vanguard Global ex-U.S. Real Estate Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses.	1

Financial Statements	4

Trustees Approve Advisory Arrangement	34

Liquidity Risk Management	36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$790.33	$0.53
Admiral™ Shares	1,000.00	790.31	0.53
Institutional Shares	1,000.00	790.37	0.49
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.27	$0.60
Admiral Shares	1,000.00	1,024.27	0.60
Institutional Shares	1,000.00	1,024.32	0.55

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Global ex-U.S. Real Estate Index Fund

Sector Diversification

As of April 30, 2020

Diversified Real Estate Activites	19.2%
Diversified REITs	10.7
Health Care REITs	1.2
Hotel & Resort REITs	0.8
Industrial REITs	8.5
Office REITs	8.0
Real Estate Development	18.9
Real Estate Operating Companies	18.6
Residential REITs	2.9
Retail REITs	10.1
Specialized REITs	1.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.2%)
Australia (7.3%)
Goodman Group	9,105,097	77,551
Scentre Group	30,262,979	45,463
Dexus	6,153,081	36,527
Mirvac Group	22,456,670	32,632
GPT Group	10,931,951	30,044
Lendlease Group (XSAX)	3,331,641	26,539
Stockland	13,833,136	25,687
Vicinity Centres	18,253,434	17,475
Charter Hall Group	2,618,479	12,939
Shopping Centres Australasia Property Group	5,894,599	8,544
Charter Hall Long Wale REIT	2,403,719	6,968
BWP Trust	2,762,597	6,313
Viva Energy REIT	3,874,389	6,054
Cromwell Property Group	10,696,911	5,452
National Storage REIT	4,484,182	5,037
Charter Hall Retail REIT (XASX)	1,985,621	4,086
Ingenia Communities Group	1,395,431	3,371
Abacus Property Group	1,990,537	3,247
Growthpoint Properties Australia Ltd.	1,559,234	3,128
Lendlease Group	372,993	3,004
Centuria Office REIT	2,296,864	2,894
Arena REIT	1,665,506	2,441
Rural Funds Group	1,879,978	2,374
Charter Hall Social Infrastructure REIT	1,474,834	2,334
GDI Property Group	2,860,546	1,934
Hotel Property Investments	885,175	1,408
Charter Hall Retail REIT	449,366	928
APN Industria REIT	678,204	916
Cedar Woods Properties Ltd.	331,295	908
		376,198
Austria (0.5%)
CA Immobilien Anlagen AG	415,076	13,178
Immofinanz AG	520,057	9,603
S Immo AG	296,892	5,513
		28,294
Belgium (1.4%)
Warehouses De Pauw CVA	735,194	20,169
Cofinimmo SA	139,337	19,371
Aedifica SA	149,614	14,501
Befimmo SA	129,513	5,781
* Montea C.V.A	61,959	5,446
Retail Estates NV	62,908	3,400
Intervest Offices & Warehouses NV	125,590	3,109
		71,777
Brazil (0.5%)
BR Malls Participacoes SA	4,982,416	9,199
Multiplan Empreendimentos Imobiliarios SA	1,560,548	5,995
Aliansce Sonae Shopping Centers sa	782,116	4,014
Iguatemi Empresa de Shopping Centers SA	497,286	3,011
BR Properties SA	1,125,675	1,809
JHSF Participacoes SA	1,471,700	1,126
LOG Commercial Properties e Participacoes SA	239,678	1,008
		26,162

4

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Canada (2.3%)
^	Canadian Apartment Properties REIT	471,140	16,213
^	Allied Properties REIT	342,787	10,973
^	RioCan REIT	878,937	10,040
^	Choice Properties REIT	864,349	7,837
^	Granite REIT	149,884	6,848
	First Capital REIT	611,095	6,300
^	SmartCentres REIT	398,249	6,100
^	H&R REIT	796,953	5,645
^	Tricon Capital Group Inc.	818,096	4,755
	Northview Apartment REIT	187,697	4,747
^	InterRent REIT	338,406	3,532
	Killam Apartment REIT	274,038	3,294
^	Cominar REIT	513,213	3,130
^	NorthWest Healthcare Properties REIT	441,421	3,095
^	Dream Industrial REIT	416,207	3,044
^	Summit Industrial Income REIT	387,095	2,887
^	CT REIT	283,196	2,635
^	Boardwalk REIT	126,178	2,410
^	Dream Office REIT	154,387	2,409
^	Artis REIT	377,121	2,368
^	Crombie REIT	243,876	2,278
	DREAM Unlimited Corp. Class A	326,285	2,056
	Minto Apartment REIT	99,491	1,475
^	Morguard North American Residential REIT	106,787	1,135
	True North Commercial REIT	221,076	942
^	Slate Retail REIT	114,462	719
^	Slate Office REIT	184,638	516
			117,383
Chile (0.3%)
	Parque Arauco SA	3,965,709	6,655
*	Cencosud Shopping SA	2,697,872	4,783
	Plaza SA	1,622,680	2,336
			13,774
China (14.3%)
	China Overseas Land& Investment Ltd.	21,195,710	78,296
	China Resources Land Ltd.	15,822,446	65,382
	Sunac China Holdings Ltd.	13,138,278	58,771
	Country Garden Holdings Co. Ltd.	42,251,163	54,731
1	Longfor Group Holdings Ltd.	8,155,708	41,464
^	China Evergrande Group	17,219,921	30,612
	China Vanke Co. Ltd. Class H	8,911,683	29,950
	Shimao Property Holdings Ltd.	5,634,664	22,904
	China Jinmao Holdings Group Ltd.	27,435,054	19,316
	China Vanke Co. Ltd. Class A	4,523,042	16,973
	CIFI Holdings Group Co. Ltd.	21,050,000	16,081
	Poly Developments and Holdings Group Co. Ltd. Class A	5,479,193	12,438
^	Wharf Holdings Ltd.	6,224,000	11,790
	Logan Property Holdings Co. Ltd.	7,199,984	11,350
	Seazen Group Ltd.	10,198,000	9,910
	KWG Group Holdings Ltd.	6,675,158	9,875
	Guangzhou R&F Properties Co. Ltd. Class H	7,350,613	9,334
	Agile Group Holdings Ltd.	8,239,409	9,267
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,630,807	8,704
	China Aoyuan Group Ltd.	7,317,000	8,597
	Greentown China Holdings Ltd.	7,452,814	8,054
	Zhenro Properties Group Ltd.	11,911,000	7,640
	Times China Holdings Ltd.	4,185,000	7,020
	Yuexiu Property Co. Ltd.	35,225,094	6,697
	Gemdale Properties& Investment Corp. Ltd.	39,610,000	6,312
	China Overseas Grand Oceans Group Ltd.	9,306,079	5,828
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,680,814	5,514
	China SCE Group Holdings Ltd.	11,844,766	5,194
	SOHO China Ltd.	10,811,545	5,181
	Powerlong Real Estate Holdings Ltd.	8,174,139	4,992
	Shenzhen Investment Ltd.	15,062,201	4,945
	Seazen Holdings Co. Ltd.	1,048,682	4,653

5

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Kaisa Group Holdings Ltd.	12,095,000	4,628
	China Fortune Land Development Co. Ltd. Class A	1,375,125	4,618
	Sino-Ocean Group Holding Ltd.	17,708,829	4,612
	Hopson Development Holdings Ltd.	3,840,710	4,302
	Yuzhou Properties Co. Ltd.	10,057,470	4,285
	Yuexiu REIT	8,468,516	4,154
	Gemdale Corp. Class A	2,055,340	3,864
	Poly Property Group Co. Ltd.	11,013,048	3,855
1	Midea Real Estate Holding Ltd.	1,426,416	3,665
	Ronshine China Holdings Ltd.	3,431,000	3,592
*,^	China Dili Group	16,071,948	3,587
	Shui On Land Ltd.	19,886,538	3,523
*,1	China Logistics Property Holdings Co. Ltd.	8,965,000	3,369
	Jiayuan International Group Ltd.	6,990,000	2,914
	Jinke Properties Group Co. Ltd. Class A	2,457,605	2,740
*	Zhongliang Holdings Group Co. Ltd.	3,457,500	2,522
	China South City Holdings Ltd.	25,856,111	2,482
1	Red Star Macalline Group Corp. Ltd. Class H	3,816,324	2,424
^,1	Redco Properties Group Ltd.	5,040,000	2,364
	RiseSun Real Estate Development Co. Ltd. Class A	2,014,975	2,287
	Skyfame Realty Holdings Ltd.	17,049,012	2,248
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,746,764	1,981
	Central China Real Estate Ltd.	3,853,000	1,964
	Road King Infrastructure Ltd.	1,262,000	1,951
	C&D International Investment Group Ltd.	1,358,000	1,949
	LVGEM China Real Estate Investment Co. Ltd.	6,472,000	1,870
	Yango Group Co. Ltd. Class A	1,895,711	1,854
	Xinhu Zhongbao Co. Ltd. Class A	4,049,281	1,779
	Redsun Properties Group Ltd.	5,157,000	1,701
	Beijing Capital Land Ltd. Class H	7,564,551	1,696
^	Dexin China Holdings Co. Ltd.	4,197,000	1,692
	Greenland Hong Kong Holdings Ltd.	4,459,000	1,661
	Joy City Property Ltd.	20,625,500	1,654
*	Zhuguang Holdings Group Co. Ltd.	11,082,000	1,598
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,673,721	1,531
*	Shanghai Lingang Holdings Corp. Ltd. Class A	523,766	1,450
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	849,790	1,403
	Financial Street Holdings Co. Ltd. Class A	1,417,060	1,385
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	740,390	1,382
	Fantasia Holdings Group Co. Ltd.	7,048,443	1,360
*	China Enterprise Co. Ltd. Class A	2,153,468	1,287
	Greattown Holdings Ltd. Class A	1,095,000	1,251
	China Merchants Land Ltd.	7,270,000	1,207
	Sichuan Languang Development Co. Ltd. Class A	1,442,816	1,176
*,§	Yida China Holdings Ltd.	4,476,000	1,132
	Grandjoy Holdings Group Co. Ltd. Class A	1,438,220	1,092
	Beijing North Star Co. Ltd. Class H	4,426,000	1,075
	Beijing Capital Development Co. Ltd. Class A	1,141,712	1,066
*,§	Mingfa Group International Co. Ltd.	4,231,908	1,032

6

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Shanghai Industrial Urban Development Group Ltd.	10,126,799	998
	Shanghai Shimao Co. Ltd. Class A	1,671,368	978
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,748,750	956
	Shanghai Wanye Enterprises Co. Ltd. Class A	359,500	912
	Huafa Industrial Co. Ltd. Zhuhai Class A	936,800	881
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,375,011	846
	Shanghai Lingang Holdings Corp. Ltd. Class B	741,522	831
	Jingrui Holdings Ltd.	2,705,000	795
	Red Star Macalline Group Corp. Ltd. Class A	582,118	780
	DaFa Properties Group Ltd.	1,237,970	732
	China Electronics Optics Valley Union Holding Co. Ltd.	16,688,000	729
	Guorui Properties Ltd.	4,259,000	702
*,1	Sunshine 100 China Holdings Ltd.	3,864,000	689
§	Tahoe Group Co. Ltd. Class A	1,093,279	684
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	316,152	637
	Suning Universal Co. Ltd. Class A	1,347,789	631
*	Gree Real Estate Co. Ltd. Class A	895,411	629
	Cinda Real Estate Co. Ltd. Class A	1,084,783	601
	Shanghai Industrial Development Co. Ltd. Class A	816,000	597
1	China Vast Industrial Urban Development Co. Ltd.	1,491,000	585
	China World Trade Center Co. Ltd. Class A	277,972	569
*	Tianjin Guangyu Development Co. Ltd. Class A	606,804	567
	Xinyuan Real Estate Co. Ltd. ADR	183,265	476
	Chongqing Dima Industry Co. Ltd. Class A	1,085,353	441
*	Myhome Real Estate Development Group Co. Ltd. Class A	1,073,273	427
	Shenzhen Zhenye Group Co. Ltd. Class A	593,000	416
	Beijing North Star Co. Ltd. Class A	1,082,919	415
*	Everbright Jiabao Co. Ltd. Class A	647,400	409
	Bright Real Estate Group Co. Ltd. Class A	981,800	407
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,494,000	403
	Guangdong Highsun Group Co. Ltd. Class A	972,655	383
	China Union Holdings Ltd. Class A	657,444	367
*,^	Sansheng Holdings Group Co. Ltd.	390,000	365
	Macrolink Culturaltainment Development Co. Ltd. Class A	836,192	325
	Beijing Hualian Department Store Co. Ltd. Class A	1,210,112	319
	Hubei Fuxing Science And Technology Co. Ltd. Class A	419,532	316
	YunNan Metropolitan Real Estate Development Co. Ltd. Class A	704,700	283
	Guangdong Shirongzhaoye Co. Ltd. Class A	302,434	280
*	Nam Tai Property Inc.	52,504	261
*	Rongan Property Co. Ltd. Class A	686,900	249
*	Glorious Property Holdings Ltd.	9,937,036	193
*	EverChina International Holdings Co. Ltd.	6,249,331	160
*	DIT Group Ltd.	1,400,000	19
*	Times Neighborhood Holdings Ltd.	153	—
			735,232

7

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Egypt (0.1%)
	Talaat Moustafa Group	5,698,979	2,050
	Six of October Development & Investment	1,452,595	968
	Medinet Nasr Housing	4,518,790	880
*	Palm Hills Developments SAE	7,762,587	634
	Heliopolis Housing	2,050,782	618
*	Emaar Misr for Development SAE	3,234,421	542
			5,692
Finland (0.0%)
^	Citycon Oyj	364,083	2,405

France (2.9%)
	Unibail-Rodamco- Westfield	783,070	46,367
	Gecina SA	311,921	40,928
	Klepierre SA	1,191,364	24,186
^	Covivio	252,115	15,833
	Icade	159,298	12,237
	Nexity SA	260,433	7,988
	Altarea SCA	19,818	2,426
	Mercialys SA	138,142	1,075
			151,040
Germany (7.3%)
	Vonovia SE	3,084,952	152,548
	Deutsche Wohnen SE	2,046,541	82,943
	LEG Immobilien AG	390,142	44,791
	Aroundtown SA	6,293,004	33,849
	TAG Immobilien AG	830,603	18,193
	alstria office REIT-AG	897,772	13,457
	Grand City Properties SA	578,130	12,090
1,^	ADO Properties SA	253,972	7,115
	Deutsche EuroShop AG	285,522	4,112
^	Hamborner REIT AG	393,271	3,544
*	DIC Asset AG	250,529	3,320
			375,962
Greece (0.0%)
*	LAMDA Development SA	353,788	2,325

Hong Kong (10.8%)
	Sun Hung Kai Properties Ltd.	8,405,441	114,935
	Link REIT	11,924,689	106,300
	CK Asset Holdings Ltd.	14,495,875	91,596
	Henderson Land Development Co. Ltd.	9,360,936	38,151
	Wheelock & Co. Ltd.	4,426,652	32,443
	Hongkong Land Holdings Ltd.	6,640,212	27,777
^	Wharf Real Estate Investment Co. Ltd.	6,553,000	27,742
	Sino Land Co. Ltd.	17,062,604	23,845
	Hang Lung Properties Ltd.	10,739,932	22,975
	Swire Properties Ltd.	6,002,600	16,836
	Hysan Development Co. Ltd.	3,491,655	11,649
	Hang Lung Group Ltd.	4,890,103	11,169
	Kerry Properties Ltd.	3,392,332	9,370
	Champion REIT	11,320,512	6,711
	K Wah International Holdings Ltd.	8,646,338	3,962
	Sunlight REIT	5,840,400	3,009
	Prosperity REIT	7,207,649	2,312
	Far East Consortium International Ltd.	5,832,000	2,069
^	Wang On Properties Ltd.	11,748,000	1,506
	Chinese Estates Holdings Ltd.	2,822,452	1,349
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,343,000	750
			556,456
India (0.4%)
	DLF Ltd.	3,398,704	6,515
*	Godrej Properties Ltd.	346,498	3,100
	Oberoi Realty Ltd.	627,908	2,841
	Phoenix Mills Ltd.	325,422	2,341
	Prestige Estates Projects Ltd.	692,511	1,581
*	Indiabulls Real Estate Ltd.	1,397,965	1,074
	Sobha Ltd.	251,252	668
	NESCO Ltd.	92,087	549
	Sunteck Realty Ltd.	193,647	506
	Omaxe Ltd.	236,799	479
	Brigade Enterprises Ltd.	267,291	420
	Mahindra Lifespace Developers Ltd.	135,357	332
			20,406
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	52,231,527	2,457
	Pakuwon Jati Tbk PT	86,633,828	2,176
	Ciputra Development Tbk PT	55,198,291	1,990
*	Lippo Karawaci Tbk PT	158,613,649	1,709
*,§	Hanson International Tbk PT	444,252,900	1,493
	Summarecon Agung Tbk PT	43,337,900	1,282

8

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Puradelta Lestari Tbk PT	47,999,300	496
*	Alam Sutera Realty Tbk PT	61,697,097	485
*	Sentul City Tbk PT	113,147,100	379
*	Lippo Cikarang Tbk PT	6,896,800	321
*	Modernland Realty Tbk PT	47,905,900	253
*	PP Properti Tbk PT	71,229,607	239
*,§	Armidian Karyatama Tbk PT	34,315,100	115
*,§	Maha Properti Indonesia Tbk PT	120,339	8
			13,403
Ireland (0.2%)
	Hibernia REIT plc	3,936,149	5,120
	Irish Residential Properties REIT plc	2,462,180	3,449
			8,569
Israel (1.0%)
*	Azrieli Group Ltd.	206,932	12,253
	Alony Hetz Properties & Investments Ltd.	740,523	8,913
*	Airport City Ltd.	411,592	6,245
	Amot Investments Ltd.	916,075	5,145
	REIT 1 Ltd.	1,016,459	5,060
	Melisron Ltd.	119,493	4,810
	Gazit-Globe Ltd.	487,760	3,611
	Big Shopping Centers Ltd.	34,901	2,792
	Sella Capital Real Estate Ltd.	1,067,706	2,221
	Property & Building Corp. Ltd.	11,736	866
			51,916
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SPA	291,192	1,153

Japan (22.7%)
	Mitsubishi Estate Co. Ltd.	7,913,645	128,028
	Mitsui Fudosan Co. Ltd.	5,570,757	102,429
	Daiwa House Industry Co. Ltd.	3,789,274	96,021
	Sumitomo Realty & Development Co. Ltd.	2,707,867	72,524
	Nippon Building Fund Inc.	8,032	47,897
	Japan Real Estate Investment Corp.	7,877	42,546
	Daito Trust Construction Co. Ltd.	429,925	40,880
	Nippon Prologis REIT Inc.	13,358	36,979
	Nomura Real Estate Master Fund Inc.	25,879	29,430
	GLP J-REIT	21,825	28,138
	Hulic Co. Ltd.	2,835,248	28,040
	Daiwa House REIT Investment Corp.	11,254	27,230
	Advance Residence Investment Corp.	7,863	24,126
	Orix J-REIT Inc.	15,668	18,731
	United Urban Investment Corp.	17,782	17,840
	Tokyu Fudosan Holdings Corp.	3,447,244	16,865
	Nippon Accommodations Fund Inc.	2,769	16,446
	Japan Retail Fund Investment Corp.	14,935	16,282
	Japan Prime Realty Investment Corp.	5,244	14,526
	Industrial & Infrastructure Fund Investment Corp.	10,202	14,212
	Sekisui House REIT Inc.	23,173	14,155
	Tokyo Tatemono Co. Ltd.	1,232,983	13,867
	Japan Logistics Fund Inc.	5,156	12,120
	Kenedix Office Investment Corp.	2,442	12,064
	Mori Hills REIT Investment Corp.	9,072	11,608
	Activia Properties Inc.	3,974	11,593
	Nomura Real Estate Holdings Inc.	690,829	11,233
	LaSalle Logiport REIT	7,723	10,812
	Comforia Residential REIT Inc.	3,314	9,840
	Daiwa Office Investment Corp.	1,726	9,549
	Invincible Investment Corp.	34,641	8,863
	Mitsui Fudosan Logistics Park Inc.	2,218	8,724
	AEON REIT Investment Corp.	8,524	8,478
	Japan Hotel REIT Investment Corp.	25,262	8,385
	Kenedix Residential Next Investment Corp.	5,170	8,159
	Daiwa Securities Living Investments Corp.	9,352	7,815
	Frontier Real Estate Investment Corp.	2,784	7,810
	NIPPON REIT Investment Corp.	2,556	7,613
	Japan Excellent Inc.	7,048	7,559
	Premier Investment Corp.	7,490	7,521

9

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Hulic REIT Inc.	6,628	7,398
	Aeon Mall Co. Ltd.	585,283	7,357
	Tokyu REIT Inc.	5,312	7,037
	MCUBS MidCity Investment Corp	10,120	7,024
	Invesco Office J-REIT Inc.	50,701	6,723
	Mori Trust Sogo REIT Inc.	5,495	6,072
	Mitsubishi Estate Logistics REIT Investment Corp.	1,735	5,650
	Ichigo Office REIT Investment Corp.	8,762	5,524
	Heiwa Real Estate Co. Ltd.	190,132	5,105
	Katitas Co. Ltd.	281,892	4,920
	Kenedix Retail REIT Corp.	3,058	4,794
	Global One Real Estate Investment Corp.	5,460	4,617
	Kenedix Inc.	1,001,500	4,526
	Heiwa Real Estate REIT Inc.	5,024	4,431
^	Hoshino Resorts REIT Inc.	1,271	4,323
	Hankyu Hanshin REIT Inc.	3,975	4,284
	Fukuoka REIT Corp.	4,135	4,159
^	Mirai Corp.	9,533	3,210
	Ichigo Inc.	1,248,000	3,196
	Keihanshin Building Co. Ltd.	242,000	3,124
*,^	Leopalace21 Corp.	1,403,750	3,119
	Itochu Advance Logistics Investment Corp.	2,592	3,057
	One REIT Inc.	1,383	3,021
	Daibiru Corp.	323,957	2,964
	Samty Residential Investment Corp.	3,070	2,641
	Star Asia Investment Corp.	3,088	2,444
	CRE Logistics REIT	1,665	2,217
	Starts Proceed Investment Corp.	1,282	2,181
	SAMTY Co. Ltd.	158,400	2,049
	Takara Leben Real Estate Investment Corp.	2,455	1,901
^	Health Care & Medical Investment Corp.	1,741	1,869
	TOC Co. Ltd.	286,829	1,780
	Sankei Real Estate Inc.	1,998	1,706
	Tosei REIT Investment Corp.	1,890	1,683
	Tosei Corp.	164,800	1,599
	Takara Leben Co. Ltd.	457,452	1,498
	Mori Trust Hotel REIT Inc.	1,874	1,443
	Goldcrest Co. Ltd.	93,540	1,411
^	ESCON Japan REIT Investment Corp.	1,566	1,392
^	Sakura Sogo REIT Investment Corp.	1,869	1,283
	Sun Frontier Fudousan Co. Ltd.	156,300	1,242
	Shinoken Group Co. Ltd.	143,900	1,065
	XYMAX REIT Investment Corp.	1,181	1,002
^	Star Mica Holdings Co. Ltd.	64,600	881
	Nippon Commercial Development Co. Ltd.	62,700	801
	Ichigo Hotel REIT Investment Corp.	1,429	783
	Ooedo Onsen REIT Investment Corp.	1,331	730
	Japan Property Management Center Co. Ltd.	76,000	716
	Marimo Regional Revitalization REIT Inc.	753	662
	Dear Life Co. Ltd.	137,600	517
			1,170,069
Kuwait (0.0%)
*	National Real Estate Co. KPSC	4,437,051	1,012
	Kuwait Real Estate Co. KSC	4,049,454	979
			1,991
Malaysia (0.6%)
	KLCCP Stapled Group	2,595,070	4,720
	IGB REIT	10,059,100	4,043
	Sunway REIT	8,786,434	3,201
	IOI Properties Group Bhd.	11,001,500	2,595
	Sime Darby Property Bhd.	16,270,800	2,451
	Axis REIT	4,707,700	2,134
	Pavilion REIT	4,807,900	1,810
	SP Setia Bhd Group	7,141,100	1,338
*	YNH Property Bhd.	2,152,400	1,252
	Matrix Concepts Holdings Bhd.	3,150,128	1,228
	UOA Development Bhd.	3,056,300	1,184
	Capitaland Malaysia Mall Trust	5,174,000	989
	Mah Sing Group Bhd.	7,899,025	795
*	UEM Sunrise Bhd.	6,492,365	642

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Eco World Development Group Bhd.	6,015,000	568
	Eastern & Oriental Bhd.	3,902,997	386
	LBS Bina Group Bhd.	4,030,440	336
	Iskandar Waterfront City Bhd.	2,687,200	316
*	Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	79
*	Eco World Development Group Bhd Warrants Exp. 03/26/2022	450,320	10
*	Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	167,103	—
			30,077
Mexico (0.7%)
	Fibra Uno Administracion SA de CV	16,953,685	13,907
	PLA Administradora Industrial S de RL de CV	4,679,400	4,852
	Corp Inmobiliaria Vesta SAB de CV	3,310,517	4,537
	Prologis Property Mexico SA de CV	2,535,123	4,133
	Concentradora Fibra Danhos SA de CV	5,111,692	3,949
1	Macquarie Mexico Real Estate Management SA de CV	4,548,280	3,757
1	Concentradora Fibra Hotelera Mexicana SA de CV	3,949,652	787
			35,922
Netherlands (0.2%)
^	Nsi NV	93,846	3,780
^	Eurocommercial Properties NV	235,271	2,621
	Vastned Retail NV	110,148	2,032
^	Wereldhave NV	224,401	1,976
			10,409
New Zealand (0.5%)
	Goodman Property Trust	6,286,501	8,623
	Precinct Properties New Zealand Ltd.	6,153,026	5,977
	Kiwi Property Group Ltd.	8,890,162	5,205
	Argosy Property Ltd.	4,757,673	3,071
	Vital Healthcare Property Trust	1,892,763	2,780
			25,656
Norway (0.2%)
1	Entra ASA	812,180	10,226
	Selvaag Bolig ASA	251,385	1,042
			11,268
Other (0.2%)[2]
3	Vanguard Real Estate ETF	135,214	10,291

Philippines (1.4%)
	SM Prime Holdings Inc.	64,058,507	39,009
	Ayala Land Inc.	33,514,660	20,924
	Megaworld Corp.	71,944,100	3,631
	Robinsons Land Corp.	11,539,472	3,409
	Vista Land & Lifescapes Inc.	17,345,178	1,478
*	DoubleDragon Properties Corp.	3,896,560	1,248
	Filinvest Land Inc.	53,691,000	1,005
*	DM Wenceslao and Associates Inc.	3,902,100	533
*,§	Altus San Nicolas Corp.	227,449	23
			71,260
Poland (0.0%)
	Develia SA	2,608,379	1,249
	Epp NV	2,411,310	677
			1,926
Qatar (0.2%)
	Barwa Real Estate Co.	10,935,821	8,590
	United Development Co. QSC	9,949,650	2,883
*	Mazaya Qatar Real Estate Development QSC	3,106,095	562
			12,035
Russia (0.1%)
	LSR Group PJSC GDR	1,029,892	1,682
	Etalon Group plc GDR	1,082,446	1,234
			2,916
Saudi Arabia (0.5%)
*	Dar Al Arkan Real Estate Development Co.	3,035,051	6,510
*	Emaar Economic City	2,422,420	4,709
*	Arabian Centres Co. Ltd.	682,645	4,371
*	Saudi Real Estate Co.	470,152	1,521
	Al Rajhi REIT	616,648	1,385
	Jadwa REIT Saudi Fund	496,064	1,340
	Derayah REIT	467,749	1,232
	Riyad REIT Fund	568,611	1,193
*	Alandalus Property Co.	191,305	815
	Musharaka Real Estate Income Fund	247,354	523
			23,599

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Singapore (6.3%)
	Ascendas REIT	17,043,481	35,643
*	CapitaLand Ltd.	14,336,538	30,419
	Mapletree Logistics Trust	17,029,196	21,571
	CapitaLand Mall Trust	16,135,934	21,469
	City Developments Ltd.	3,513,990	19,642
	CapitaLand Commercial Trust	16,190,787	18,398
	Mapletree Commercial Trust	12,197,941	16,796
	Mapletree Industrial Trust	8,625,834	15,486
	UOL Group Ltd.	3,073,578	14,783
	Suntec REIT	13,218,227	13,056
	Keppel DC REIT	6,970,564	11,559
	Frasers Logistics& Industrial Trust	13,620,552	10,194
	Keppel REIT	10,934,715	8,167
	Mapletree North Asia Commercial Trust	12,171,766	8,084
	Fortune REIT	8,007,861	7,541
	Ascott Residence Trust	10,574,822	6,652
	Frasers Centrepoint Trust	4,153,533	6,240
	Manulife US REIT	8,403,610	6,043
	Parkway Life REIT	2,249,055	5,255
	Ascendas India Trust	5,043,500	4,508
	CapitaLand Retail China Trust	4,359,258	4,146
	OUE Commercial REIT	14,481,667	4,128
	CDL Hospitality Trusts	4,704,406	3,234
	Esr REIT	11,948,790	2,863
	Yanlord Land Group Ltd.	3,781,304	2,827
	Starhill Global REIT	7,785,368	2,744
	Sph REIT	4,750,500	2,735
	Wing Tai Holdings Ltd.	2,137,000	2,613
	Aims Apac REIT	2,587,876	2,100
	ARA LOGOS Logistics Trust	5,456,442	2,075
	Prime US REIT	2,529,300	1,868
	First REIT	3,116,354	1,758
	Far East Hospitality Trust	4,668,192	1,716
	Sasseur REIT	2,781,100	1,442
	Frasers Hospitality Trust	4,081,200	1,428
	OUE Ltd.	1,589,400	1,262
	ARA US Hospitality Trust	2,976,600	1,257
	Soilbuild Business Space REIT	4,539,848	1,214
	Sabana Shari’ah Compliant Industrial REIT	4,693,072	1,077
	Lippo Malls Indonesia Retail Trust	10,384,606	1,060
	Chip Eng Seng Corp. Ltd.	2,623,375	962
	Oxley Holdings Ltd.	4,059,500	658
§	Eagle Hospitality Trust	2,602,300	357
*	Ying Li International Real Estate Ltd.	6,064,000	338
			327,368
South Africa (0.9%)
	Growthpoint Properties Ltd.	16,928,597	12,711
	NEPI Rockcastle plc	2,699,645	11,553
	Redefine Properties Ltd.	31,119,341	3,831
	Fortress REIT Ltd. Class A	6,767,418	3,708
	Resilient REIT Ltd.	1,608,136	3,114
	Equites Property Fund Ltd.	3,068,532	2,724
	Stor-Age Property REIT Ltd.	2,259,391	1,543
	Hyprop Investments Ltd.	1,420,606	1,460
	Vukile Property Fund Ltd.	4,940,667	1,447
	Attacq Ltd.	4,191,989	1,217
	SA Corporate Real Estate Ltd.	14,653,505	947
	Emira Property Fund Ltd.	2,373,725	830
	Fortress REIT Ltd. Class B	4,590,333	578
	Arrowhead Properties Ltd. Class B	5,336,273	432
			46,095
South Korea (0.1%)
^	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	538,347	1,810
^	Shinhan Alpha REIT Co. Ltd.	188,351	1,018
	SK D&D Co. Ltd.	45,330	908
	Dongwon Development Co. Ltd.	214,562	628
^	Shinhan Alpha REIT Co. Ltd. Rights	17,145	6
			4,370
Spain (0.7%)
	Merlin Properties Socimi SA	2,085,636	19,355
	Inmobiliaria Colonial Socimi SA	1,382,082	13,350
*,1	Aedas Homes SA	134,077	2,051

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Lar Espana Real Estate Socimi SA	368,654	1,511
1	Metrovacesa SA	254,797	1,404
*,^	Quabit Inmobiliaria SA	692,211	332
			38,003
Sweden (2.7%)
	Castellum AB	1,457,438	25,563
*	Fastighets AB Balder Class B	547,274	21,627
	Fabege AB	1,561,280	18,495
	Wallenstam AB	1,188,237	12,323
*,^	Wihlborgs Fastigheter AB	760,246	10,848
*,^	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	4,699,072	9,100
	Hufvudstaden AB Class A	660,252	8,460
	Kungsleden AB	1,011,162	7,700
*	Nyfosa AB	959,765	5,877
	Klovern AB	3,024,816	4,086
*	Catena AB	128,291	4,082
	Atrium Ljungberg AB	280,043	3,881
	Dios Fastigheter AB	486,932	2,998
	Samhallsbyggnadsbolaget i Norden AB	638,990	1,729
	Sagax AB	512,563	1,510
			138,279
Switzerland (1.9%)
	Swiss Prime Site AG	431,873	41,117
	PSP Swiss Property AG	234,692	27,264
*	Allreal Holding AG	80,656	14,981
*	Mobimo Holding AG	37,555	10,352
	Intershop Holding AG	7,235	3,714
			97,428
Taiwan (0.8%)
	Highwealth Construction Corp.	5,072,544	7,402
	Ruentex Development Co. Ltd.	3,819,324	5,684
	Huaku Development Co. Ltd.	1,332,854	4,055
	Chong Hong Construction Co. Ltd.	1,248,297	3,437
	Prince Housing & Development Corp.	6,909,478	2,341
	Farglory Land Development Co. Ltd.	1,378,631	1,978
	Kuoyang Construction Co. Ltd.	2,284,887	1,969
	Cathay Real Estate Development Co. Ltd.	2,764,100	1,829
	Kindom Development Co. Ltd.	1,964,000	1,717
	Hung Sheng Construction Ltd.	2,524,400	1,496
	Radium Life Tech Co. Ltd.	3,442,125	1,213
	ZongTai Real Estate Development Co. Ltd.	921,516	999
	Hong Pu Real Estate Development Co. Ltd.	1,265,194	929
*	Taiwan Land Development Corp.	3,870,450	897
*	King’s Town Construction Co. Ltd.	745,000	846
	Huang Hsiang Construction Corp.	731,000	820
	KEE TAI Properties Co. Ltd.	2,305,869	754
*	Shining Building Business Co. Ltd.	2,370,869	718
	Sweeten Real Estate Development Co. Ltd.	907,000	616
	Hung Ching Development & Construction Co. Ltd.	764,000	520
*	San Far Property Ltd.	926,000	513
			40,733
Thailand (1.3%)
	Central Pattana PCL	8,107,000	12,003
	CPN Retail Growth Leasehold REIT	9,450,035	8,664
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	9,780,130	5,621
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	10,352,500	4,978
	Land & Houses PCL	20,308,600	4,589
^	WHA Corp. PCL	40,824,986	3,400
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	5,817,996	2,860
	IMPACT Growth REIT	4,069,100	2,070
	Supalai PCL	4,454,881	2,040
^	Mbk Pcl	3,785,500	1,846
	Siam Future Development PCL (Foreign)	12,341,060	1,787
	Bangkok Land PCL	45,689,995	1,498
^	Quality Houses PCL	20,796,500	1,328
§	Pruksa Real Estate PCL	3,024,500	1,255
	Amata Corp. PCL (Foreign)	2,880,400	1,122

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Pruksa Holding PCL	3,202,600	1,070
	Origin Property PCL	6,459,398	897
	Hemaraj Leasehold REIT (Foreign)	3,593,800	897
	Asian Property Development PCL (Foreign)	5,519,820	851
*,^	Singha Estate PCL	15,629,100	803
	S Prime Growth Leasehold REIT (Foreign)	2,064,700	770
*	U City PCL	14,346,324	584
^	Golden Land Property Development PCL (Foreign)	2,296,500	563
	Noble Development PCL (Foreign)	1,306,900	551
	Platinum Group PCL	5,232,300	500
^	Ananda Development PCL	9,180,520	462
	Sansiri PCL (Foreign)	20,510,400	445
^	Frasers Property Thailand PCL	1,179,523	439
	Univentures PCL	3,806,500	382
	SC Asset Corp. PCL (Foreign)	6,179,537	380
	LPN Development PCL	3,389,400	372
	Sansiri PCL	13,342,700	290
^	Property Perfect PCL	24,779,400	267
	SC Asset Corp. PCL NVDR	4,237,400	261
	Grand Canal Land PCL (Foreign)	155,100	10
*,§	PACE Development Corp. PCL Warrants Exp. 08/29/2022	11,308,800	5
*	Property Perfect PCL Rights	3,106,237	—
			65,860
Turkey (0.0%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,810,230	1,930
*	Is Gayrimenkul Yatirim Ortakligi AS	2,836,717	629
			2,559
United Arab Emirates (0.7%)
	Emaar Properties PJSC	20,102,443	14,743
	Aldar Properties PJSC	22,062,734	10,770
	Emaar Malls PJSC	11,278,485	3,930
	Emaar Development PJSC	4,892,375	3,047
*	DAMAC Properties Dubai Co. PJSC	9,970,986	1,669
*	Deyaar Development PJSC	7,942,573	621
	RAK Properties PJSC	5,356,151	538
*	Eshraq Investments PJSC	6,041,280	473
			35,791
United Kingdom (6.8%)
	Segro plc	6,236,188	65,365
	Land Securities Group plc	4,272,888	35,632
	British Land Co. plc	5,348,636	27,285
	Derwent London plc	597,381	23,342
	UNITE Group plc	2,067,982	22,835
	Tritax Big Box REIT plc	9,692,848	14,712
	Primary Health Properties plc	6,908,270	13,381
	Assura plc	13,670,150	13,112
	Grainger plc	3,844,473	12,917
	Great Portland Estates plc	1,442,629	12,287
	Big Yellow Group plc	884,424	11,905
	LondonMetric Property plc	4,770,773	11,656
	Safestore Holdings plc	1,186,384	10,732
	Capital & Counties Properties plc	4,878,966	10,189
	Shaftesbury plc	1,251,406	9,451
	Workspace Group plc	724,920	7,140
	St. Modwen Properties plc	1,115,257	5,168
	Civitas Social Housing plc	3,565,285	4,381
	BMO Commercial Property Trust Ltd.	4,562,467	4,374
	UK Commercial Property REIT Ltd.	4,828,143	4,112
	LXI REIT plc	2,994,126	3,987
^	Hammerson plc	4,406,326	3,904
	Picton Property Income Ltd.	3,108,708	2,690
	Empiric Student Property plc	3,405,565	2,669
	Helical plc	581,577	2,642
1	Triple Point Social Housing Reit plc	2,013,271	2,491
	Urban & Civic plc	831,486	2,382
1	Regional REIT Ltd.	2,300,749	2,246
	MAS Real Estate Inc.	2,708,694	1,569
	Schroder REIT Ltd.	3,248,910	1,507
	NewRiver REIT plc	1,713,968	1,441
	Redefine International plc	1,499,106	1,157
	U & I Group plc	702,253	888
	AEW UK REIT plc	875,718	692

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Capital & Regional plc	277,484	357
*,^	Intu Properties plc	5,158,517	352
			350,950
United States (0.1%)
^	Brookfield Property REIT Inc. Class A	338,395	3,315
Total Common Stocks
(Cost $6,165,747)			5,116,317
Temporary Cash Investments (3.3%)
Money Market Fund (3.2%)
4,5	Vanguard Market Liquidity Fund, 0.522%	1,658,667	165,866

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Cash Management Bill, 0.116%, 9/29/20	350	350
6	United States Cash Management Bill, 0.210%, 9/15/20	720	720
6	United States Cash Management Bill, 0.100%–0.103%, 7/14/20	2,760	2,759
6	United States Treasury Bill, 0.120%, 7/30/20	700	700
			4,529
Total Temporary Cash Investments
(Cost $170,417)			170,395
Total Investments (102.5%)
(Cost $6,336,164)			5,286,712
Other Assets and Liabilities—
Net (-2.5%)[4,7]			(129,239)
Net Assets (100%)			5,157,473

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,079,000.
§	Security value determined using significant unobservable inputs.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $84,637,000, representing 1.6% of net assets.

[2]	“Other” represents securities that are not classified by the fund’s benchmark index.

[3]	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

[4]	Collateral of $162,579,000 was received for securities on loan, of which $161,231,000 is held in Vanguard Market Liquidity Fund and $1,348,000 is held in cash.

[5]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

[6]	Securities with a value of $3,882,000 have been segregated as initial margin for open futures contracts.

[7]	Includes cash collateral received for ETF capital activity.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

15

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Markets Index	June 2020	401		18,163	1,320
Topix Index	June 2020	104		14,091	1,070
E-mini S&P 500 Index	June 2020	72		10,449	268
					2,658

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	7/2/20	JPY	1,487,247	USD	13,406	467	—
JPMorgan Chase Bank, N.A.	7/2/20	GBP	2,500	USD	2,934	215	—
JPMorgan Chase Bank, N.A.	7/2/20	USD	18,546	JPY	1,996,262	—	(74)
						682	(74)

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At April 30, 2020, a counterparty had deposited in a segregated account cash of $520,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Global ex-U.S. Real Estate Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,159,597)	5,110,555
Affiliated Issuers (Cost $176,567)	176,157
Total Investments in Securities	5,286,712
Investment in Vanguard	247
Cash	1,348
Cash Collateral Pledged—ETF Collateral	9,353
Foreign Currency, at Value (Cost $14,135)	14,027
Receivables for Investment Securities Sold	22
Receivables for Accrued Income	24,284
Receivables for Capital Shares Issued	157
Unrealized Appreciation—Forward Currency Contracts	682
Total Assets	5,336,832
Liabilities
Payables for Investment Securities Purchased	2,698
Collateral for Securities on Loan	162,579
Collateral for ETF Capital Activity	9,353
Payables for Capital Shares Redeemed	3,535
Payables to Vanguard	592
Variation Margin Payable—Futures Contracts	528
Unrealized Depreciation—Forward Currency Contracts	74
Total Liabilities	179,359
Net Assets	5,157,473

At April 30, 2020, net assets consisted of:

Paid-in Capital	6,740,194
Total Distributable Earnings (Loss)	(1,582,721)
Net Assets	5,157,473

ETF Shares—Net Assets
Applicable to 98,438,015 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,447,488
Net Asset Value Per Share—ETF Shares	$45.18

17

Global ex-U.S. Real Estate Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Admiral Shares—Net Assets
Applicable to 18,547,922 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	507,862
Net Asset Value Per Share—Admiral Shares	$27.38

Institutional Shares—Net Assets
Applicable to 2,215,744 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	202,123
Net Asset Value Per Share—Institutional Shares	$91.22

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	89,825
Dividends—Affiliated Issuers	111
Interest—Unaffiliated Issuers	13
Interest—Affiliated Issuers	33
Securities Lending—Net	1,466
Total Income	91,448
Expenses
The Vanguard Group—Note B
Investment Advisory Services	460
Management and Administrative—ETF Shares	2,140
Management and Administrative—Admiral Shares	239
Management and Administrative—Institutional Shares	83
Marketing and Distribution—ETF Shares	133
Marketing and Distribution—Admiral Shares	18
Marketing and Distribution—Institutional Shares	5
Custodian Fees	502
Shareholders’ Reports—ETF Shares	128
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,712
Expenses Paid Indirectly	(41)
Net Expenses	3,671
Net Investment Income	87,777
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	1,139
Investment Securities Sold—Affiliated Issuers	(31)
Futures Contracts	(8,548)
Forward Currency Contracts	(429)
Foreign Currencies	(1,689)
Realized Net Gain (Loss)	(9,558)

19

Global ex-U.S. Real Estate Index Fund

Statement of Operations (continued)
Six Months Ended
April 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,433,114)
Investment Securities—Affiliated Issuers	(2,363)
Futures Contracts	2,236
Forward Currency Contracts	489
Foreign Currencies	415
Change in Unrealized Appreciation (Depreciation)	(1,432,337)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,354,118)

1	Dividends are net of foreign withholding taxes of $10,112,000.

2	Includes $46,835,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,777	228,005
Realized Net Gain (Loss)	(9,558)	4,956
Change in Unrealized Appreciation (Depreciation)	(1,432,337)	890,079
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,354,118)	1,123,040
Distributions[1]
Investor Shares	—	(1,426)
ETF Shares	(358,889)	(218,936)
Admiral Shares	(37,035)	(19,819)
Institutional Shares	(14,097)	(7,705)
Total Distributions	(410,021)	(247,886)
Capital Share Transactions
Investor Shares	—	(56,179)
ETF Shares	40,100	(96,341)
Admiral Shares	53,940	70,373
Institutional Shares	33,202	90,770
Net Increase (Decrease) from Capital Share Transactions	127,242	8,623
Total Increase (Decrease)	(1,636,897)	883,777
Net Assets
Beginning of Period	6,794,370	5,910,593
End of Period	5,157,473	6,794,370

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended				Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$60.79	$52.99	$59.49	$53.35	$53.58	$56.54
Investment Operations
Net Investment Income	.775 [1]	2.033 [1]	2.672 [1]	1.900 [1]	1.752 [1]	1.802
Net Realized and Unrealized Gain (Loss) on Investments	(12.738)	7.969	(6.240)	6.325	(.241)	(2.747)
Total from Investment Operations	(11.963)	10.002	(3.568)	8.225	1.511	(.945)
Distributions
Dividends from Net Investment Income	(3.647)	(2.202)	(2.932)	(2.085)	(1.741)	(2.015)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.647)	(2.202)	(2.932)	(2.085)	(1.741)	(2.015)
Net Asset Value, End of Period	$45.18	$60.79	$52.99	$59.49	$53.35	$53.58
Total Return	-20.97%	19.47%	-6.42%	16.13%	2.92%	-1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,447	$5,945	$5,270	$5,122	$3,616	$3,111
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.84%	3.54%	4.51%	3.44%	3.30%	3.15%
Portfolio Turnover Rate[2]	4%	7%	7%	6%	7%	12%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended				Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$36.84	$32.11	$36.05	$32.33	$32.47	$34.27
Investment Operations
Net Investment Income	.472 [1]	1.236 [1]	1.620 [1]	1.141 [1]	1.058 [1]	1.090
Net Realized and Unrealized Gain (Loss) on Investments	(7.722)	4.828	(3.784)	3.844	(.139)	(1.673)
Total from Investment Operations	(7.250)	6.064	(2.164)	4.985	.919	(.583)
Distributions
Dividends from Net Investment Income	(2.210)	(1.334)	(1.776)	(1.265)	(1.059)	(1.217)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.210)	(1.334)	(1.776)	(1.265)	(1.059)	(1.217)
Net Asset Value, End of Period	$27.38	$36.84	$32.11	$36.05	$32.33	$32.47
Total Return[2]	-20.97%	19.46%	-6.43%	16.15%	2.91%	-1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$508	$617	$475	$453	$373	$349
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.86%	3.55%	4.51%	3.44%	3.30%	3.15%
Portfolio Turnover Rate[3]	4%	7%	7%	6%	7%	12%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended				Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$122.73	$106.98	$120.11	$107.71	$108.17	$114.14
Investment Operations
Net Investment Income	1.574 [1]	4.143 [1]	5.543 [1]	3.889 [1]	3.559 [1]	3.657
Net Realized and Unrealized Gain (Loss) on Investments	(25.718)	16.064	(12.740)	12.741	(.483)	(5.541)
Total from Investment Operations	(24.144)	20.207	(7.197)	16.630	3.076	(1.884)
Distributions
Dividends from Net Investment Income	(7.366)	(4.457)	(5.933)	(4.230)	(3.536)	(4.086)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(7.366)	(4.457)	(5.933)	(4.230)	(3.536)	(4.086)
Net Asset Value, End of Period	$91.22	$122.73	$106.98	$120.11	$107.71	$108.17
Total Return[2]	-20.96%	19.46%	-6.42%	16.17%	2.93%	-1.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$202	$232	$115	$156	$165	$167
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.13%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.87%	3.57%	4.52%	3.46%	3.32%	3.17%
Portfolio Turnover Rate[3]	4%	7%	7%	6%	7%	12%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

25

Global ex-U.S. Real Estate Index Fund

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

26

Global ex-U.S. Real Estate Index Fund

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.

27

Global ex-U.S. Real Estate Index Fund

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

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Global ex-U.S. Real Estate Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $247,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $41,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

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Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	207,584	4,902,629	6,104	5,116,317
Temporary Cash Investments	165,866	4,529	—	170,395
Total	373,450	4,907,158	6,104	5,286,712
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	682	—	682
Liabilities
Futures Contracts[1]	528	—	—	528
Forward Currency Contracts	—	74	—	74
Total	528	74	—	602

1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	682	682
Total Assets	—	682	682

Variation Margin Payable—Futures Contracts	528	—	528
Unrealized Depreciation—Forward Currency Contracts	—	74	74
Total Liabilities	528	74	602

30

Global ex-U.S. Real Estate Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(8,548)	—	(8,548)
Forward Currency Contracts	—	(429)	(429)
Realized Net Gain (Loss) on Derivatives	(8,548)	(429)	(8,977)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,236	—	2,236
Forward Currency Contracts	—	489	489
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,236	489	2,725

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,669,315
Gross Unrealized Appreciation	203,039
Gross Unrealized Depreciation	(1,582,376)
Net Unrealized Appreciation (Depreciation)	(1,379,337)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $244,734,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2020, the fund purchased $479,098,000 of investment securities and sold $706,662,000 of investment securities, other than temporary cash investments. Purchases and sales include $263,408,000 and $229,771,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

Global ex-U.S. Real Estate Index Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	—	—	6,420	274
Issued in Lieu of Cash Distributions	—	—	1,213	58
Redeemed[2,3]	—	—	(63,812)	(2,743)
Net Increase (Decrease)—Investor Shares	—	—	(56,179)	(2,411)
ETF Shares
Issued[1]	286,669	5,443	482,975	8,342
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(246,569)	(4,800)	(579,316)	(10,000)
Net Increase (Decrease)—ETF Shares	40,100	643	(96,341)	(1,658)
Admiral Shares
Issued[1,3]	86,876	3,042	145,581	4,167
Issued in Lieu of Cash Distributions	28,790	825	16,080	490
Redeemed[2]	(61,726)	(2,080)	(91,288)	(2,674)
Net Increase (Decrease)—Admiral Shares	53,940	1,787	70,373	1,983
Institutional Shares
Issued[1]	27,572	274	95,873	861
Issued in Lieu of Cash Distributions	5,630	48	3,296	30
Redeemed[2]	—	—	(8,399)	(73)
Net Increase (Decrease)—Institutional Shares	33,202	322	90,770	818

1	Includes purchase fees for fiscal 2020 and 2019 of $284,000 and $462,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2020 and 2019 of $139,000 and $230,000, respectively (fund totals).
3	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 2,294,000 and 1,514,000 shares, respectively, in the amount of $53,445,000 from the conversion during the year ended October 31, 2019.

At April 30, 2020, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

32

Global ex-U.S. Real Estate Index Fund

I. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold[1]	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	98,940	NA2	NA2	(42)	(35)	33	—	165,866
Vanguard Real
Estate ETF	11,053	1,662	—	11	(2,328)	111	—	10,291
Total	109,993			(31)	(2,363)	144	—	176,157

1	Does not include adjustments to related return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

33

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

34

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

35

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ex-U.S. Real Estate Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q7382 062020

Semiannual Report | April 30, 2020

Vanguard Emerging Markets Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	30

Liquidity Risk Management	32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$882.91	$1.36
FTSE Emerging Markets ETF Shares	1,000.00	883.62	0.47
Admiral™ Shares	1,000.00	883.55	0.66
Institutional Shares	1,000.00	883.47	0.47
Institutional Plus Shares	1,000.00	883.70	0.37
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.49	$1.46
FTSE Emerging Markets ETF Shares	1,000.00	1,024.43	0.50
Admiral Shares	1,000.00	1,024.24	0.70
Institutional Shares	1,000.00	1,024.43	0.50
Institutional Plus Shares	1,000.00	1,024.53	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.10% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Emerging Markets Stock Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	6.2%
Consumer Goods	8.3
Consumer Services	14.4
Financials	25.3
Health Care	3.7
Industrials	9.1
Oil & Gas	6.5
Technology	19.7
Telecommunications	3.9
Utilities	2.9

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Brazil
	Vale SA	36,115,966	297,939	0.4%
	Petroleo Brasileiro SA	62,032,675	212,749	0.3%
	B3 SA - Brasil Bolsa Balcao	28,050,256	198,181	0.3%
	Itau Unibanco Holding SA Preference Shares	42,431,519	177,673	0.2%
	CPFL Energia SA	2,585,757	13,809	0.0%
[1]	Brazil—Other †		3,146,133	4.3%
			4,046,484	5.5%

Chile †			564,703	0.8%

China
*	Alibaba Group Holding Ltd. ADR	24,920,955	5,050,730	6.9%
	Tencent Holdings Ltd.	80,960,882	4,256,068	5.8%
	China Construction Bank Corp. Class H	1,294,516,103	1,039,061	1.4%
	Ping An Insurance Group Co. of China Ltd.	76,171,813	775,144	1.1%
	Industrial & Commercial Bank of China Ltd. Class H	1,122,774,614	752,831	1.0%
*	Meituan Dianping Class B	48,597,169	650,672	0.9%
	China Mobile Ltd.	74,446,049	598,476	0.8%
*	JD.com Inc. ADR	11,267,544	485,631	0.7%
	Bank of China Ltd. Class H	1,106,611,735	421,291	0.6%
*	Baidu Inc. ADR	3,898,770	393,503	0.5%
	NetEase Inc. ADR	1,006,675	347,263	0.5%
	China Merchants Bank Co. Ltd. Class H	62,960,295	297,948	0.4%
*	TAL Education Group ADR	4,828,679	261,666	0.4%
*	New Oriental Education & Technology Group Inc. ADR	1,946,103	248,440	0.4%
	CNOOC Ltd.	223,961,883	247,617	0.4%
	China Life Insurance Co. Ltd. Class H	106,687,734	227,533	0.3%
	Agricultural Bank of China Ltd. Class H	484,047,343	201,355	0.3%
	China Overseas Land & Investment Ltd.	53,951,341	199,293	0.3%
*,1	Xiaomi Corp. Class B	149,203,120	195,694	0.3%

4

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Petroleum & Chemical Corp. Class H	372,648,822	185,733	0.3%
*,1	Wuxi Biologics Cayman Inc.	11,266,522	175,379	0.3%
	China Resources Land Ltd.	38,851,325	160,542	0.2%
*	Alibaba Health Information Technology Ltd.	54,509,112	130,386	0.2%
	Ping An Insurance Group Co. of China Ltd. Class A	10,672,707	111,202	0.2%
	China Resources Beer Holdings Co. Ltd.	22,385,124	105,430	0.2%
	PetroChina Co. Ltd. Class H	275,977,227	99,129	0.2%
	China Shenhua Energy Co. Ltd. Class H	53,218,360	94,281	0.1%
	PICC Property & Casualty Co. Ltd. Class H	94,912,207	90,826	0.1%
[1]	Postal Savings Bank of China Co. Ltd. Class H	131,935,010	78,838	0.1%
	CITIC Ltd.	69,222,026	71,894	0.1%
	China Telecom Corp. Ltd. Class H	195,201,743	67,423	0.1%
	Autohome Inc. ADR	784,781	64,470	0.1%
	China Resources Gas Group Ltd.	11,180,405	62,838	0.1%
	China CITIC Bank Corp. Ltd. Class H	121,073,476	59,149	0.1%
	Sinopharm Group Co. Ltd. Class H	18,033,625	48,625	0.1%
	China Communications Construction Co. Ltd. Class H	68,342,670	45,936	0.1%
	China Resources Cement Holdings Ltd.	30,965,076	42,134	0.1%
*,1	CGN Power Co. Ltd. Class H	158,266,514	39,812	0.1%
[1]	People’s Insurance Co. Group of China Ltd. Class H	115,416,422	37,774	0.1%
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	51,061,779	37,268	0.1%
	CRRC Corp. Ltd. Class H	70,124,812	37,121	0.1%
	China Railway Construction Corp. Ltd. Class H	33,043,689	36,282	0.1%
	China Taiping Insurance Holdings Co. Ltd.	20,205,200	34,066	0.1%
	China Resources Power Holdings Co. Ltd.	27,103,149	32,102	0.1%
	Kunlun Energy Co. Ltd.	42,201,541	27,494	0.1%
[1]	China Galaxy Securities Co. Ltd. Class H	54,130,375	27,488	0.1%
	Dongfeng Motor Group Co. Ltd. Class H	40,646,430	26,959	0.1%
	China Railway Group Ltd. Class H	41,144,604	24,601	0.0%
*	Alibaba Pictures Group Ltd.	182,199,250	24,403	0.0%
	China Cinda Asset Management Co. Ltd. Class H	125,661,276	24,355	0.0%
	China Longyuan Power Group Corp. Ltd. Class H	47,947,493	23,966	0.0%
^,1	China International Capital Corp. Ltd. Class H	15,220,740	23,375	0.0%
	China Construction Bank Corp. Class A (XSSC)	25,753,909	23,374	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	23,246	0.0%
	China Merchants Port Holdings Co. Ltd.	17,472,671	22,488	0.0%
	China Yangtze Power Co. Ltd. Class A (XSHG)	8,999,991	22,169	0.0%
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	22,160	0.0%
	China Overseas Property Holdings Ltd.	19,086,311	21,101	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,864,079	20,998	0.0%
	China Oilfield Services Ltd. Class H	26,326,348	20,506	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	27,324,970	20,084	0.0%
	China State Construction International Holdings Ltd.	25,883,728	20,068	0.0%
	Bank of China Ltd. Class A (XSSC)	40,661,200	19,986	0.0%
	Air China Ltd. Class H	27,548,808	19,643	0.0%
	Agricultural Bank of China Ltd. Class A (XSSC)	38,892,295	19,012	0.0%
*	Tencent Music Entertainment Group ADR	1,592,504	18,170	0.0%
[1]	China Huarong Asset Management Co. Ltd. Class H	155,902,113	17,376	0.0%
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	16,873	0.0%
	Beijing Capital International Airport Co. Ltd. Class H	24,780,447	16,603	0.0%
[1]	China Resources Pharmaceutical Group Ltd.	23,401,626	14,697	0.0%
^	China Southern Airlines Co. Ltd. Class H	29,363,638	14,683	0.0%
	China Life Insurance Co. Ltd. Class A	3,668,840	14,672	0.0%

5

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	AviChina Industry & Technology Co. Ltd. Class H	34,955,476	13,796	0.0%
*,1	China Literature Ltd.	3,059,364	13,657	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,166,131	13,077	0.0%
	China Power International Development Ltd.	61,168,063	12,458	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	12,207	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	12,106	0.0%
*,^	HUYA Inc. ADR	734,779	11,925	0.0%
	China Petroleum & Chemical Corp. Class A	18,412,819	11,594	0.0%
*,^	China Eastern Airlines Corp. Ltd. Class H	27,358,558	11,119	0.0%
*,1	China Railway Signal & Communication Corp. Ltd. Class H	22,092,798	10,919	0.0%
	Ping An Bank Co. Ltd. Class A (XSEC)	5,444,900	10,624	0.0%
	China Reinsurance Group Corp. Class H	90,606,940	10,617	0.0%
[1]	Sinopec Engineering Group Co. Ltd. Class H	20,559,564	9,857	0.0%
	CRRC Corp. Ltd. Class A (XSSC)	10,483,035	9,121	0.0%
	China Coal Energy Co. Ltd. Class H	33,456,653	8,951	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,548,981	8,929	0.0%
	China Yangtze Power Co. Ltd. Class A (XSSC)	3,568,328	8,790	0.0%
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	3,871,454	8,752	0.0%
	Daqin Railway Co. Ltd. Class A (XSSC)	8,141,660	8,260	0.0%
^	Metallurgical Corp. of China Ltd. Class H	46,857,885	8,133	0.0%
^	Sinotrans Ltd. Class H	32,933,836	7,989	0.0%
	China Railway Construction Corp. Ltd. Class A (XSSC)	5,260,177	7,206	0.0%
	PetroChina Co. Ltd. Class A	10,277,690	6,444	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,361	0.0%
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	16,815,592	6,215	0.0%
	Huadian Fuxin Energy Corp. Ltd. Class H	34,232,912	6,085	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	9,800,674	6,015	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,648,248	5,950	0.0%
^	Angang Steel Co. Ltd. Class H	21,294,652	5,741	0.0%
	China International Travel Service Corp. Ltd. Class A (XSSC)	411,498	5,275	0.0%
*	Alibaba Group Holding Ltd.	206,200	5,233	0.0%
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,479,747	5,183	0.0%
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,071,669	4,839	0.0%
	Sinopec Kantons Holdings Ltd.	10,312,976	4,558	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,480,387	4,024	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,974	0.0%
	China BlueChemical Ltd. Class H	25,488,568	3,804	0.0%
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,696	0.0%
	China Foods Ltd.	10,837,153	3,571	0.0%
	China Railway Group Ltd. Class A (XSSC)	4,332,414	3,567	0.0%
	China Great Wall Securities Co. Ltd. Class A	2,125,000	3,529	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	3,375	0.0%
*	Shennan Circuits Co. Ltd. Class A	101,298	3,262	0.0%
	China Spacesat Co. Ltd. Class A (XSSC)	692,397	3,194	0.0%
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,352,008	3,192	0.0%
	China CSSC Holdings Ltd. Class A	1,204,700	3,170	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	1,312,371	3,153	0.0%
	Air China Ltd. Class A (XSHG)	3,077,214	3,123	0.0%
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	3,032	0.0%
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	2,981	0.0%
	Unisplendour Corp. Ltd. Class A (XSHE)	495,212	2,900	0.0%

6

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Harbin Electric Co. Ltd. Class H	10,267,875	2,842	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	2,675	0.0%
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,260,033	2,674	0.0%
	China Machinery Engineering Corp. Class H	9,655,261	2,649	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	4,146,581	2,616	0.0%
*	China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	2,552	0.0%
*	Sinopec Oilfield Service Corp. Class A	9,301,900	2,462	0.0%
	Unisplendour Corp. Ltd. Class A (XSEC)	414,876	2,429	0.0%
*	China First Heavy Industries Class A	6,098,075	2,412	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A	3,113,300	2,365	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,178	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,155	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	894,260	2,144	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,094	0.0%
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,370,426	2,070	0.0%
	Bluestar Adisseo Co. Class A	1,218,341	2,046	0.0%
	AVICOPTER plc Class A (XSSC)	314,102	1,961	0.0%
	China National Medicines Corp. Ltd. Class A (XSSC)	404,852	1,777	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,544,070	1,774	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,899,233	1,769	0.0%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,734,930	1,764	0.0%
	Sinofert Holdings Ltd.	18,932,032	1,748	0.0%
	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	1,732	0.0%
*	COFCO Capital Holdings Co. Ltd. Class A	1,446,657	1,725	0.0%
	China Nuclear Engineering & Construction Corp. Ltd. Class A	1,920,882	1,686	0.0%
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,670	1,683	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,646	0.0%
*	COSCO Shipping International Singapore Co. Ltd.	9,738,015	1,578	0.0%
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,538	0.0%
*	Sinopec Oilfield Service Corp. Class H	20,216,608	1,465	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,282,709	1,419	0.0%
	China National Nuclear Power Co. Ltd. Class A (XSSC)	2,291,100	1,400	0.0%
	China Galaxy Securities Co. Ltd. Class A	995,320	1,381	0.0%
	China Merchants Port Group Co. Ltd. Class A	687,400	1,373	0.0%
	CITIC Resources Holdings Ltd.	40,295,718	1,356	0.0%
	China Oilfield Services Ltd. Class A	761,234	1,330	0.0%
	China Merchants Land Ltd.	7,883,888	1,309	0.0%
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,301	0.0%
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,275	0.0%
	ADAMA Ltd. Class A	915,100	1,246	0.0%
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	1,229	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,221	0.0%
*	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	529,765	1,198	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,198	0.0%
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	1,197	0.0%
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,197	0.0%
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,185	0.0%
	Sinochem International Corp. Class A (XSSC)	1,629,606	1,131	0.0%
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	1,112	0.0%

7

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Besttone Holdings Co. Ltd. Class A (XSHG)	457,300	1,108	0.0%
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	613,000	1,075	0.0%
*	CNOOC Energy Technology & Services Ltd. Class A	3,271,400	1,069	0.0%
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,044	0.0%
	China Merchants Port Group Co. Ltd. Class B	1,120,700	1,039	0.0%
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	1,028	0.0%
*	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	1,015	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	960	0.0%
*	CITIC Press Corp. Class A	147,500	952	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	1,770,752	930	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,527,966	927	0.0%
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	924	0.0%
	FAW CAR Co. Ltd. Class A (XSEC)	650,200	910	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	910	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,118,939	906	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	879	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	870	0.0%
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	865	0.0%
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	850	0.0%
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	845	0.0%
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	833	0.0%
	FAW CAR Co. Ltd. Class A (XSHE)	589,943	826	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	815	0.0%
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	815	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	810	0.0%
*	COFCO Tunhe Sugar Co. Ltd. Class A	703,662	806	0.0%
	Norinco International Cooperation Ltd. Class A	725,850	783	0.0%
	Bank of China Ltd. Class A (XSHG)	1,564,597	769	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	765	0.0%
	China West Construction Group Co. Ltd. Class A	559,000	755	0.0%
	China Communications Construction Co. Ltd. Class A	669,000	754	0.0%
	China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	746	0.0%
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	744	0.0%
	AVICOPTER plc Class A (XSHG)	115,800	723	0.0%
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	702	0.0%
	East China Engineering Science and Technology Co. Ltd. Class A	707,477	691	0.0%
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	689	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	685	0.0%
*	Sinopec Oilfield Equipment Corp. Class A	973,042	657	0.0%
	North Electro-Optic Co. Ltd. Class A	494,561	644	0.0%
*	Minmetals Development Co. Ltd. Class A (XSHG)	697,486	634	0.0%
	Angang Steel Co. Ltd. Class A	1,691,112	627	0.0%
*	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	419,800	623	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	619	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	604	0.0%
*	KraussMaffei Co. Ltd. Class A	684,134	555	0.0%
	China Construction Bank Corp. Class A (XSHG)	604,100	548	0.0%
	Poly Culture Group Corp. Ltd. Class H	1,101,847	537	0.0%
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	530	0.0%
	China Television Media Ltd. Class A (XSHG)	289,800	493	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	464	0.0%

8

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinotrans Ltd. Class A	986,395	452	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	437	0.0%
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	424	0.0%
*	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	418	0.0%
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	414	0.0%
	Sinochem International Corp. Class A (XSHG)	539,110	374	0.0%
*	SGIS Songshan Co. Ltd. Class A (XSEC)	711,200	374	0.0%
*	China Satellite Communications Co. Ltd. Class A (XSSC)	153,800	369	0.0%
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	846,000	358	0.0%
*	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	367,000	350	0.0%
*	China Chengtong Development Group Ltd.	13,753,007	303	0.0%
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	290	0.0%
	China Television Media Ltd. Class A (XSSC)	155,437	264	0.0%
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	385,200	260	0.0%
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	244	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	227	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	221	0.0%
	China National Accord Medicines Corp. Ltd. Class A	38,167	221	0.0%
	Air China Ltd. Class A (XSSC)	209,538	213	0.0%
	Lucky Film Co. Class A (XSSC)	219,191	204	0.0%
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	195	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	195	0.0%
	Lucky Film Co. Class A (XSHG)	120,000	112	0.0%
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	95	0.0%
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	84	0.0%
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	29	0.0%
§,1	China—Other †		11,596,468	15.8%
			31,275,153	42.5%

Colombia †			217,759	0.3%

[1]Czech Republic †			87,835	0.1%

Egypt †			135,946	0.2%

Greece
	Piraeus Port Authority SA	13,180	247	0.0%
§	Greece—Other †		211,409	0.3%
			211,656	0.3%

§Hong Kong †			3,171	0.0%

Hungary †			186,982	0.3%

India
	Reliance Industries Ltd.	44,060,938	856,678	1.2%
	Housing Development Finance Corp. Ltd.	24,489,513	619,457	0.8%
	Infosys Ltd.	52,503,369	490,756	0.7%
	Tata Consultancy Services Ltd.	12,781,431	338,354	0.4%
	Hindustan Unilever Ltd.	10,680,631	309,263	0.4%
*	TV18 Broadcast Ltd.	4,769,144	1,225	0.0%
§,1	India—Other †		4,487,352	6.1%
			7,103,085	9.6%

9

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Indonesia
	Bank Central Asia Tbk PT	136,646,450	236,698	0.3%
§	Indonesia—Other †		946,246	1.3%
			1,182,944	1.6%
	Kuwait
	National Bank of Kuwait SAKP	91,225,349	218,745	0.3%
	Kuwait—Other †		339,219	0.5%
			557,964	0.8%

	§,1 Malaysia †		1,835,159	2.5%

	Mexico
	America Movil SAB de CV	387,904,911	234,987	0.3%
	Fomento Economico Mexicano SAB de CV	29,503,268	190,686	0.3%
§,1	Mexico—Other †		1,104,350	1.5%
			1,530,023	2.1%

	Pakistan †		86,748	0.1%

	§ Peru †		22,364	0.0%

	§,1 Philippines †		774,884	1.0%

	§ Poland †		221	0.0%

Qatar
	Qatar National Bank QPSC	63,001,317	297,154	0.4%
	Qatar—Other †		457,212	0.6%
			754,366	1.0%
	Russia
	Sberbank of Russia PJSC	145,735,882	384,048	0.5%
	Gazprom PJSC	149,312,459	379,624	0.5%
	Lukoil PJSC	5,863,840	378,380	0.5%
	Rosneft Oil Co. PJSC GDR	9,971,589	44,708	0.1%
	AK Transneft OAO Preference Shares	22,354	41,014	0.1%
	VTB Bank PJSC	74,792,923,072	35,006	0.1%
	Inter RAO UES PJSC	511,504,670	34,266	0.0%
	Rosneft Oil Co. PJSC	6,623,775	29,731	0.0%
	RusHydro PJSC	1,547,132,418	13,053	0.0%
	Federal Grid Co. Unified Energy System PJSC	3,851,164,717	9,491	0.0%
	Rosseti PJSC	432,851,584	7,427	0.0%
	Aeroflot PJSC	6,905,589	7,019	0.0%
	Bashneft PJSC	232,571	5,435	0.0%
	Mosenergo PJSC	98,999,234	2,604	0.0%
	OGK-2 PJSC	217,636,880	1,850	0.0%
§	Lenenergo PJSC Preference Shares	1,029,790	1,664	0.0%
	Tgc-1 PJSC	8,801,055,345	1,397	0.0%
	Bashneft PAO Preference Shares	1,006	19	0.0%
[1]	Russia—Other †		1,072,129	1.5%
			2,448,865	3.3%

10

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Saudi Arabia
	Al Rajhi Bank	14,720,576	223,765	0.3%
	Saudi Basic Industries Corp.	10,840,180	215,122	0.3%
	Saudi Telecom Co.	7,214,819	173,750	0.2%
	National Commercial Bank	16,255,202	160,428	0.2%
[1]	Saudi Arabian Oil Co.	14,960,986	125,715	0.2%
	Saudi Electricity Co.	9,573,416	43,348	0.1%
	Yanbu National Petrochemical Co.	2,766,427	32,963	0.0%
*	Saudi Real Estate Co.	973,758	3,149	0.0%
	Saudi Arabia—Other †		920,855	1.3%
			1,899,095	2.6%
South Africa
	Naspers Ltd.	6,089,178	947,772	1.3%
[1]	South Africa—Other †		1,977,420	2.7%
			2,925,192	4.0%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	219,280,785	2,212,061	3.0%
^	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,087,313	1,279,759	1.7%
	Hon Hai Precision Industry Co. Ltd.	168,733,761	433,640	0.6%
	MediaTek Inc.	20,904,630	288,660	0.4%
	Formosa Plastics Corp.	69,592,057	204,270	0.3%
	Largan Precision Co. Ltd.	1,450,076	197,665	0.3%
	Nan Ya Plastics Corp.	80,654,819	178,429	0.2%
§	Taiwan—Other †		6,967,373	9.5%
			11,761,857	16.0%
Thailand
	PTT PCL (Foreign)	200,188,215	218,578	0.3%
§	Thailand—Other †		2,023,572	2.7%
			2,242,150	3.0%

§,1 Turkey †			478,523	0.6%

United Arab Emirates
	First Abu Dhabi Bank PJSC	62,121,257	193,714	0.3%
§	United Arab Emirates—Other †		360,298	0.5%
			554,012	0.8%
Total Common Stocks (Cost $72,455,678)			72,887,141	99.0%

11

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.522%	10,992,386	1,099,239	1.5%

4 U.S. Government and Agency Obligations †			111,466	0.1%
Total Temporary Cash Investments (Cost $1,210,289)			1,210,705	1.6%
Total Investments (Cost $73,665,967)			74,097,846	100.6%
Other Assets and Liabilities—Net[3,4]			(459,865)	(0.6%	)
Net Assets			73,637,981	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $676,775,000.

§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $2,193,145,000, representing 3.0% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $733,151,000 was received for securities on loan, of which $732,286,000 is held in Vanguard Market Liquidity Fund and $865,000 is held in cash.
4	Securities with a value of $72,496,000 and cash of $13,348,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Market Index	June 2020	14,209		643,597	70,506
E-mini S&P 500 Index	June 2020	580		84,170	3,097
					73,603

See accompanying Notes, which are an integral part of the Financial Statements.

12

Emerging Markets Stock Index Fund

Statement of Assets and Liabilities
As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Total Investments in Securities, at Value
Unaffiliated Issuers (Cost $72,567,115)	72,998,607
Affiliated Issuers (Cost $1,098,852)	1,099,239
Total Investments in Securities	74,097,846
Investment in Vanguard	3,541
Cash	865
Cash Collateral Pledged—Futures Contracts	13,348
Foreign Currency, at Value (Cost $199,625)	200,462
Receivables for Investment Securities Sold	27,384
Receivables for Accrued Income	86,385
Receivables for Capital Shares Issued	24,564
Total Assets	74,454,395
Liabilities
Due to Custodian	7,564
Payables for Investment Securities Purchased	4,866
Collateral for Securities on Loan	733,151
Payables for Capital Shares Redeemed	39,736
Payables to Vanguard	16,195
Variation Margin Payable—Futures Contracts	14,902
Total Liabilities	816,414
Net Assets	73,637,981

13

Emerging Markets Stock Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	85,012,626
Total Distributable Earnings (Loss)	(11,374,645)
Net Assets	73,637,981

Investor Shares—Net Assets
Applicable to 6,750,478 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	156,391
Net Asset Value Per Share—Investor Shares	$23.17

ETF Shares—Net Assets
Applicable to 1,421,689,957 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,992,378
Net Asset Value Per Share—ETF Shares	$36.57

Admiral Shares—Net Assets
Applicable to 405,777,818 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,340,477
Net Asset Value Per Share—Admiral Shares	$30.41

Institutional Shares—Net Assets
Applicable to 238,825,584 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,522,822
Net Asset Value Per Share—Institutional Shares	$23.12

Institutional Plus Shares—Net Assets
Applicable to 47,136,317 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,625,913
Net Asset Value Per Share—Institutional Plus Shares	$76.92

See accompanying Notes, which are an integral part of the Financial Statements.

14

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	669,109
Interest[2]	10,727
Securities Lending—Net	12,859
Total Income	692,695
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,099
Management and Administrative—Investor Shares	264
Management and Administrative—ETF Shares	20,404
Management and Administrative—Admiral Shares	7,312
Management and Administrative—Institutional Shares	2,117
Management and Administrative—Institutional Plus Shares	896
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—ETF Shares	1,130
Marketing and Distribution—Admiral Shares	527
Marketing and Distribution—Institutional Shares	127
Marketing and Distribution—Institutional Plus Shares	30
Custodian Fees	8,887
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	938
Shareholders’ Reports—Admiral Shares	99
Shareholders’ Reports—Institutional Shares	25
Shareholders’ Reports—Institutional Plus Shares	10
Trustees’ Fees and Expenses	26
Total Expenses	44,909
Net Investment Income	647,786
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(590,861)
Futures Contracts	(422,080)
Swap Contracts	14,085
Foreign Currencies	(31,127)
Realized Net Gain (Loss)	(1,029,983)

15

Emerging Markets Stock Index Fund

Statement of Operations (continued)
Six Months Ended
April 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(10,114,934)
Futures Contracts	55,979
Swap Contracts	(945)
Foreign Currencies	(3,904)
Change in Unrealized Appreciation (Depreciation)	(10,063,804)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,446,001)

1	Dividends are net of foreign withholding taxes of $61,118,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,095,000, $626,000, and $285,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $405,776,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $45,558,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	647,786	2,832,290
Realized Net Gain (Loss)	(1,029,983)	(1,612,907)
Change in Unrealized Appreciation (Depreciation)	(10,063,804)	9,153,034
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,446,001)	10,372,417
Distributions[1]
Investor Shares	(3,183)	(18,298)
ETF Shares	(931,303)	(1,696,271)
Admiral Shares	(207,611)	(366,780)
Institutional Shares	(93,105)	(163,743)
Institutional Plus Shares	(47,482)	(70,891)
Total Distributions	(1,282,684)	(2,315,983)
Capital Share Transactions
Investor Shares	(58,390)	(1,176,550)
ETF Shares	(2,694,382)	3,458,622
Admiral Shares	(158,316)	1,478,247
Institutional Shares	48,142	596,087
Institutional Plus Shares	1,425,547	597,858
Net Increase (Decrease) from Capital Share Transactions	(1,437,399)	4,954,264
Total Increase (Decrease)	(13,166,084)	13,010,698
Net Assets
Beginning of Period	86,804,065	73,793,367
End of Period	73,637,981	86,804,065

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.59	$24.02	$28.16	$23.85	$22.16	$27.02
Investment Operations
Net Investment Income	.170[1]	.643[1,2]	.663[1]	.601[1]	.530	.642
Net Realized and Unrealized Gain (Loss) on Investments	(3.229)	2.601	(4.187)	4.302	1.691	(4.865)
Total from Investment Operations	(3.059)	3.244	(3.524)	4.903	2.221	(4.223)
Distributions
Dividends from Net Investment Income	(.361)	(.674)	(.616)	(.593)	(.531)	(.637)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.361)	(.674)	(.616)	(.593)	(.531)	(.637)
Net Asset Value, End of Period	$23.17	$26.59	$24.02	$28.16	$23.85	$22.16

Total Return[3]	-11.71%	13.66%	-12.73%	20.76%	10.21%	-15.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156	$239	$1,283	$1,738	$1,570	$1,573
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%	0.32%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.25%	2.48%[2]	2.36%	2.38%	2.50%	2.53%
Portfolio Turnover Rate[4]	4%	9%	11%	6%	13%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$41.99	$37.91	$44.47	$37.67	$34.98	$42.66
Investment Operations
Net Investment Income	.312[1]	1.393[1,2]	1.126[1]	1.035[1]	.900	1.086
Net Realized and Unrealized Gain (Loss) on Investments	(5.115)	3.826	(6.636)	6.781	2.679	(7.685)
Total from Investment Operations	(4.803)	5.219	(5.510)	7.816	3.579	(6.599)
Distributions
Dividends from Net Investment Income	(.617)	(1.139)	(1.050)	(1.016)	(.889)	(1.081)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.617)	(1.139)	(1.050)	(1.016)	(.889)	(1.081)
Net Asset Value, End of Period	$36.57	$41.99	$37.91	$44.47	$37.67	$34.98

Total Return	-11.64%	13.95%	-12.64%	20.98%	10.47%	-15.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,992	$63,089	$53,765	$64,967	$44,636	$37,071
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.48%	3.40%[2]	2.53%	2.56%	2.68%	2.71%
Portfolio Turnover Rate[3]	4%	9%	11%	6%	13%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$34.91	$31.53	$36.99	$31.33	$29.10	$35.49
Investment Operations
Net Investment Income	.253[1]	1.154[1,2]	.944[1]	.860[1]	.747	.903
Net Realized and Unrealized Gain (Loss) on Investments	(4.248)	3.155	(5.531)	5.645	2.222	(6.394)
Total from Investment Operations	(3.995)	4.309	(4.587)	6.505	2.969	(5.491)
Distributions
Dividends from Net Investment Income	(.505)	(.929)	(.873)	(.845)	(.739)	(.899)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.505)	(.929)	(.873)	(.845)	(.739)	(.899)
Net Asset Value, End of Period	$30.41	$34.91	$31.53	$36.99	$31.33	$29.10

Total Return[3]	-11.65%	13.83%	-12.64%	21.00%	10.41%	-15.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,340	$14,383	$11,632	$12,585	$9,166	$8,060
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.44%	3.38%[2]	2.51%	2.56%	2.68%	2.71%
Portfolio Turnover Rate[4]	4%	9%	11%	6%	13%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.55	$23.98	$28.13	$23.82	$22.13	$26.99
Investment Operations
Net Investment Income	.198[1]	.888[1,2]	.721[1]	.659[1]	.577	.696
Net Realized and Unrealized Gain (Loss) on Investments	(3.238)	2.401	(4.198)	4.301	1.683	(4.865)
Total from Investment Operations	(3.040)	3.289	(3.477)	4.960	2.260	(4.169)
Distributions
Dividends from Net Investment Income	(.390)	(.719)	(.673)	(.650)	(.570)	(.691)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.390)	(.719)	(.673)	(.650)	(.570)	(.691)
Net Asset Value, End of Period	$23.12	$26.55	$23.98	$28.13	$23.82	$22.13

Total Return	-11.65%	13.88%	-12.60%	21.06%	10.42%	-15.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,523	$6,309	$5,142	$5,647	$4,191	$3,645
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.49%	3.43%[2]	2.55%	2.59%	2.71%	2.74%
Portfolio Turnover Rate[3]	4%	9%	11%	6%	13%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$88.32	$79.77	$93.57	$79.26	$73.61	$89.77
Investment Operations
Net Investment Income	.683[1]	3.102[1,2]	2.182[1]	2.221[1]	1.928	2.326
Net Realized and Unrealized Gain (Loss) on Investments	(10.777)	7.869	(13.725)	14.266	5.630	(16.171)
Total from Investment Operations	(10.094)	10.971	(11.543)	16.487	7.558	(13.845)
Distributions
Dividends from Net Investment Income	(1.306)	(2.421)	(2.257)	(2.177)	(1.908)	(2.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.306)	(2.421)	(2.257)	(2.177)	(1.908)	(2.315)
Net Asset Value, End of Period	$76.92	$88.32	$79.77	$93.57	$79.26	$73.61

Total Return	-11.63%	13.93%	-12.58%	21.04%	10.48%	-15.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,626	$2,784	$1,973	$3,991	$3,026	$2,566
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.56%	3.59%[2]	2.57%	2.61%	2.73%	2.76%
Portfolio Turnover Rate[3]	4%	9%	11%	6%	13%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2020, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

23

Emerging Markets Stock Index Fund

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate that is based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk

24

Emerging Markets Stock Index Fund

by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended April 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at April 30, 2020.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return

25

Emerging Markets Stock Index Fund

of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes

26

Emerging Markets Stock Index Fund

on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $3,541,000, representing less than 0.01% of the fund’s net assets and 1.42% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

27

Emerging Markets Stock Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	6,379,587	—	1,746	6,381,333
Common Stocks—Other	9,544,570	56,905,631	55,607	66,505,808
Temporary Cash Investments	1,099,239	111,466	—	1,210,705
Total	17,023,396	57,017,097	57,353	74,097,846
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14,902	—	—	14,902

1 Represents variation margin on the last day of the reporting period.

D.    As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	73,877,355
Gross Unrealized Appreciation	20,209,267
Gross Unrealized Depreciation	(19,915,173)
Net Unrealized Appreciation (Depreciation)	294,094

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $10,909,464,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.    During the six months ended April 30, 2020, the fund purchased $3,116,451,000 of investment securities and sold $4,606,732,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $1,630,543,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Emerging Markets Stock Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,936	361	270,545	10,109
Issued in Lieu of Cash Distributions	3,183	116	17,437	699
Redeemed[1]	(70,509)	(2,725)	(1,464,532)	(55,218)
Net Increase (Decrease)—Investor Shares	(58,390)	(2,248)	(1,176,550)	(44,410)
ETF Shares
Issued	389,757	9,094	3,980,030	97,280
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,084,139)	(90,000)	(521,408)	(12,800)
Net Increase (Decrease)—ETF Shares	(2,694,382)	(80,906)	3,458,622	84,480
Admiral Shares
Issued[1]	1,889,656	58,327	4,392,087	128,907
Issued in Lieu of Cash Distributions	179,665	5,077	316,976	9,487
Redeemed	(2,227,637)	(69,592)	(3,230,816)	(95,366)
Net Increase (Decrease)—Admiral Shares	(158,316)	(6,188)	1,478,247	43,028
Institutional Shares
Issued	996,467	38,818	1,888,730	73,223
Issued in Lieu of Cash Distributions	87,817	3,272	153,181	6,031
Redeemed	(1,036,142)	(40,921)	(1,445,824)	(56,033)
Net Increase (Decrease)—Institutional Shares	48,142	1,169	596,087	23,221
Institutional Plus Shares
Issued	1,492,210	16,475	774,033	8,853
Issued in Lieu of Cash Distributions	44,264	502	65,606	774
Redeemed	(110,927)	(1,359)	(241,781)	(2,838)
Net Increase (Decrease)—Institutional Plus Shares	1,425,547	15,618	597,858	6,789

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 135 and 103 shares, respectively, in the amount of $4,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 40,647,000 and 30,955,000 shares, respectively, in the amount of $1,079,150,000 from the conversion during the year ended October 31, 2019.

G.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

30

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Q5332 062020

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(a)       Audit Fees.

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Item 6: Investments.

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
Common Stocks (98.7%)
Austria (0.4%)
	Erste Group Bank AG	508,813	11,027
	OMV AG	252,848	8,256
	Verbund AG	117,754	5,332
	voestalpine AG	200,995	4,166
*	ANDRITZ AG	126,339	4,151
	Raiffeisen Bank International AG	228,372	3,942
	CA Immobilien Anlagen AG	122,151	3,878
	Wienerberger AG	199,563	3,738
1	BAWAG Group AG	103,082	3,503
	Immofinanz AG	148,038	2,734
*	Oesterreichische Post AG	54,043	2,037
	Telekom Austria AG	230,074	1,619
	S IMMO AG	78,634	1,460
*	Lenzing AG	23,421	1,339
	Vienna Insurance Group AG Wiener Versicherung Gruppe	64,878	1,297
	UNIQA Insurance Group AG	184,952	1,247
	Strabag SE	30,822	863
	EVN AG	52,018	813
	DO & CO AG	12,857	641
	Schoeller-Bleckmann Oilfield Equipment AG	20,614	609
	Flughafen Wien AG	18,156	530
*	Palfinger AG	18,191	393
	Agrana Beteiligungs AG	20,181	371
*	Zumtobel Group AG	50,803	328
^	Porr AG	17,371	299
	Kapsch TrafficCom AG	8,124	158
			64,731
Belgium (1.7%)
	Anheuser-Busch InBev SA/NV	1,361,493	63,405
	KBC Group NV	485,374	26,327
*	Ucb SA	213,690	19,582
	Umicore SA	362,555	15,713
	Ageas	327,248	11,795
*	Argenx SE	74,810	11,188
*	Groupe Bruxelles Lambert SA	130,443	10,435
	Solvay SA Class A	122,308	9,553
^	Elia Group SA/NV	62,525	7,189
	Sofina SA	27,285	6,426
	Cofinimmo SA	46,184	6,421
	Warehouses De Pauw CVA	222,878	6,114
	Colruyt SA	91,020	5,455
	Proximus SADP	247,747	5,288
	Ackermans & van Haaren NV	39,763	5,270
	Aedifica SA	43,864	4,251
	Telenet Group Holding NV	82,370	3,440
	Euronav NV	282,257	3,153
	Barco NV	17,198	2,744
	Ontex Group NV	141,750	2,585
	Fagron	98,884	2,230
	KBC Ancora	62,997	2,212
	D'ieteren SA/NV	41,057	2,058
	Melexis NV	32,598	1,983
*	Montea C.V.A	21,112	1,856
	Gimv NV	32,284	1,774
	Befimmo SA	37,724	1,684
^	Bekaert SA	64,078	1,355
*	Tessenderlo Chemie NV (Voting Shares)	46,039	1,286
	bpost SA	173,480	1,210
*	AGFA-Gevaert NV	304,004	1,204
*	VGP NV	9,224	1,068
	Cie d'Entreprises CFE	12,949	1,005

1

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Retail Estates NV	17,731	958
	Kinepolis Group NV	23,059	868
	Orange Belgium SA	46,493	773
*,^	Mithra Pharmaceuticals SA	26,219	654
^	Econocom Group SA/NV	235,351	453
	EVS Broadcast Equipment SA	23,336	357
*	Ion Beam Applications	37,984	315
	Van de Velde NV	9,899	250
*	Wereldhave Belgium Comm VA	4,102	234
			252,121
Denmark (3.6%)
	Novo Nordisk A/S Class B	2,923,048	186,461
	DSV Panalpina A/S	358,746	37,274
	Coloplast A/S Class B	234,673	37,014
1	Orsted A/S	333,425	33,679
	Vestas Wind Systems A/S	345,393	29,660
*	Genmab A/S	104,046	25,011
	Carlsberg A/S Class B	179,414	22,634
	Novozymes A/S	360,061	17,663
	Chr Hansen Holding A/S	181,870	15,682
*	Danske Bank A/S	1,179,901	14,009
	AP Moller - Maersk A/S Class B	10,796	10,745
	GN Store Nord A/S	230,255	10,508
	Ambu A/S Class B	291,295	9,124
	AP Moller - Maersk A/S Class A	8,437	7,818
*	Royal Unibrew A/S	87,716	6,786
	SimCorp A/S	69,797	6,447
	Tryg A/S	213,180	5,686
	Pandora A/S	156,983	5,582
*	Iss A/S	325,029	4,832
*	Demant A/S	185,529	4,436
	H Lundbeck A/S	104,209	3,802
	Ringkjoebing Landbobank A/S	52,370	3,287
	Topdanmark A/S	75,071	3,030
*,1	Netcompany Group A/S	58,635	3,029
*	ALK-Abello A/S	11,654	2,965
*	Jyske Bank A/S	104,474	2,820
*	Bavarian Nordic A/S	107,694	2,538
	ROCKWOOL International A/S Class B	11,415	2,399
*	FLSmidth & Co. A/S	86,058	2,265
*	Zealand Pharma A/S	62,048	2,157
*	Schouw & Co. A/S	22,849	1,639
*	Sydbank A/S	98,300	1,624
*	Dfds A/S	53,365	1,355
1	Scandinavian Tobacco Group A/S	110,979	1,275
*	Nkt A/S	47,373	1,065
*	Spar Nord Bank A/S	140,993	983
*	Alm Brand A/S	116,313	911
*	Drilling Co. of 1972 A/S	37,880	891
*	D/S Norden A/S	50,428	709
*	Nilfisk Holding A/S	46,265	655
			530,450
Finland (2.0%)
		690,941	41,840
	Kone Oyj Class B
*	Nordea Bank Abp (XSTO)	5,607,243	35,965
	Nokia Oyj	9,904,748	35,706
*	Sampo Oyj Class A	867,036	28,740
	Neste Oyj	736,565	26,012
	UPM-Kymmene Oyj	944,183	25,895
	Elisa Oyj	253,883	15,428
	Fortum Oyj	765,251	12,680
*	Stora Enso Oyj	1,018,413	11,981
*	Orion Oyj Class B	181,566	9,227
	Kesko Oyj Class B	469,245	7,646

2

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Wartsila OYJ Abp	861,478	6,323
*	Huhtamaki Oyj	164,571	6,143
*	Valmet Oyj	234,207	5,356
	Metso Oyj	188,960	5,243
*	Kojamo Oyj	287,826	5,175
	Nokian Renkaat Oyj	239,359	5,085
*	TietoEVRY Oyj (XHEL)	130,562	3,181
*	Konecranes Oyj Class A	125,292	2,719
*	Metsa Board Oyj	303,957	2,117
*	Kemira Oyj	160,281	1,928
	Cargotec Oyj Class B	87,169	1,902
	YIT Oyj	284,354	1,559
*	Outokumpu Oyj	541,227	1,440
	Sanoma Oyj	132,535	1,197
^	Outotec Oyj	261,004	1,088
	Uponor Oyj	96,170	1,078
*	TietoEVRY Oyj (XOSL)	38,768	948
	Ahlstrom-Munksjo Oyj	67,132	933
^	Citycon Oyj	140,050	925
	Raisio Oyj	224,553	833
*	F-Secure Oyj	186,077	560
	Oriola Oyj	227,020	522
*	Nordea Bank Abp (XHEL)	79,960	512
*	Finnair Oyj	100,522	401
			308,288
France (15.3%)
^	Sanofi	1,915,709	187,115
	LVMH Moet Hennessy Louis Vuitton SE	440,096	170,139
	TOTAL SA	4,217,364	149,685
*	Schneider Electric SE	926,736	85,642
*	L'Oreal SA Loyalty Shares	278,786	81,055
	Danone SA	1,057,298	73,691
	Air Liquide SA Loyalty Shares	562,260	71,438
	Vinci SA	821,428	67,293
	Kering SA	131,111	66,697
	EssilorLuxottica SA	519,054	64,479
*	Airbus SE	972,929	61,605
	AXA SA	3,391,937	60,297
	BNP Paribas SA	1,911,829	60,063
	Pernod Ricard SA	373,945	57,100
	Safran SA	565,114	52,539
	Orange SA	3,382,414	41,093
	Hermes International	54,535	39,869
	Dassault Systemes SE	233,063	34,137
	Engie SA	2,924,038	31,725
	Legrand SA	471,905	31,638
*,^	Vivendi SA	1,428,163	30,867
	Cie Generale des Etablissements Michelin SCA	311,896	30,136
	STMicroelectronics NV	1,116,264	28,746
	Capgemini SE	277,843	26,120
	Cie de Saint-Gobain	860,459	22,895
	Teleperformance	102,133	22,879
*	L'Oreal Loyalty Line 2021	77,009	22,390
	Societe Generale SA	1,358,501	21,314
*	L'Oreal SA	69,500	20,207
	Veolia Environnement SA	886,775	18,905
	Edenred	431,463	17,381
*,1	Worldline SA	249,243	16,881
	Air Liquide SA	131,284	16,680
	Credit Agricole SA	2,025,956	16,296
*	Air Liquide SA Loyalty Line 2021	125,111	15,896
	Carrefour SA	1,013,175	15,047
	Ingenico Group SA	109,168	13,735
	Peugeot SA	961,511	13,630

3

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Thales SA	176,984	13,403
	Alstom SA	325,553	13,354
	Gecina SA	92,608	12,151
	Atos SE	167,567	11,983
*	Ubisoft Entertainment SA	160,264	11,921
*	Bouygues SA	374,036	11,508
	Publicis Groupe SA	380,359	11,228
	Eurofins Scientific SE	20,095	11,116
	Eiffage SA	131,957	10,784
	Arkema SA	126,626	10,539
*	Sartorius Stedim Biotech	42,919	10,291
	Getlink SE	801,604	10,225
	Bureau Veritas SA	487,179	10,114
	Orpea	86,683	9,642
	Valeo SA	418,983	9,604
	Accor SA	333,943	9,290
1	Euronext NV	108,695	9,125
	BioMerieux	73,247	9,050
	Sodexo SA ACT Loyalty Shares	109,891	8,785
*	SCOR Se	276,348	7,786
	Suez	657,857	7,441
	Rubis SCA	161,707	7,245
	TechnipFMC plc	803,566	7,036
	Klepierre SA	337,630	6,854
1	Amundi SA	100,556	6,674
	Electricite de France SA Loyalty Shares	819,072	6,521
	Renault SA	321,780	6,341
	Covivio	82,042	5,152
	Rexel SA	533,907	4,987
	Aeroports de Paris	49,811	4,862
^	Remy Cointreau SA	43,443	4,846
	Faurecia SE	129,997	4,658
	Bollore SA	1,700,471	4,507
	Ipsen SA	59,958	4,465
	Icade	57,207	4,394
	Wendel SE	48,516	4,162
	SES SA Class A	621,540	4,141
	Iliad SA	27,065	4,031
	SEB SA Loyalty Shares	32,490	3,896
	Eutelsat Communications SA	328,694	3,680
^	Casino Guichard Perrachon SA	97,193	3,648
	Alten SA	50,358	3,626
	Eurazeo SE	75,263	3,605
	Natixis SA	1,483,307	3,502
	Sodexo SA	43,531	3,480
	Dassault Aviation SA	4,137	3,369
	Lagardere SCA	205,669	3,340
	Spie SA	215,020	3,241
*	Soitec	34,536	3,176
	Sopra Steria Group	25,600	3,031
	Korian SA	87,026	2,923
*	CNP Assurances	279,431	2,883
	Gaztransport Et Technigaz SA	39,200	2,842
	JCDecaux SA	131,335	2,719
	Elis SA (XPAR)	192,740	2,376
	Nexity SA	76,571	2,349
	Societe BIC SA	44,736	2,238
	Imerys SA	64,747	2,031
	Cie Plastic Omnium SA	99,894	1,892
	Nexans SA	52,851	1,882
	Elis SA (XLON)	155,925	1,880
*	Air France-KLM	341,099	1,739
*	Cgg SA	1,277,892	1,615
*,1	Neoen SA	39,052	1,477

4

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Virbac SA	7,473	1,474
1	Ald SA	142,976	1,393
*,^	Genfit	61,553	1,335
	Ipsos	67,967	1,309
	Metropole Television SA	114,682	1,277
1	Elior Group SA	172,159	1,137
	Trigano SA	14,134	1,040
*	ALBIOMA SA Loyalty Line 1	30,306	1,004
	Rothschild & Co.	49,704	983
	Electricite de France SA	122,442	975
*	Fnac Darty SA	30,052	971
	Seb SA	7,795	935
*	Television Francaise 1	187,892	920
*	DBV Technologies SA	71,866	919
	Coface SA	154,779	910
*	SEB SA loyalty line 2021	7,587	910
*	Robertet SA	966	842
	Mercialys SA	106,711	830
	Quadient	58,813	812
	Interparfums SA	22,102	766
*,^	Vicat SA	25,429	714
	Carmila SA	54,181	696
1	Maisons du Monde SA	76,697	690
	Akka Technologies	20,747	660
*,^	Vallourec SA	542,129	646
	Ffp	9,487	643
	Mersen SA	27,216	601
	Tarkett SA	54,459	539
	Bonduelle SCA	24,460	535
	Pharmagest Inter@ctive	7,453	514
*	Lisi	31,089	503
^	Eramet	15,713	495
	Derichebourg SA	172,827	485
	Vilmorin & Cie SA	11,886	475
	Beneteau SA	68,522	434
*	ALBIOMA SA Loyalty line 2021	12,628	418
	Rallye SA	41,648	356
	Manitou BF SA	22,994	352
*,1	X-Fab Silicon Foundries SE	99,079	345
^,1	Europcar Mobility Group	183,181	341
	Guerbet	9,852	311
	GL Events	22,959	275
*,^,1	Smcp SA	44,696	211
	Boiron SA	5,440	200
	Akwel	15,808	198
	Jacquet Metal Service SA	19,038	194
	Etablissements Maurel et Prom SA	100,373	187
*,§	Bourbon Corp.	37,237	150
	Union Financiere de France BQE SA	5,993	102
	Albioma SA	2,593	86
*	Esso SA Francaise	3,513	66
			2,273,125
Germany (13.7%)
	SAP SE	1,712,100	203,924
	Allianz SE	733,645	135,014
	Siemens AG	1,338,576	123,529
	Bayer AG	1,732,884	113,971
*	Deutsche Telekom AG	5,709,821	83,476
	BASF SE	1,617,346	82,770
	adidas AG	341,294	78,134
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	254,628	55,770
	Deutsche Post AG	1,725,632	51,264
	Deutsche Boerse AG	324,679	50,338
	Daimler AG	1,424,588	48,725

5

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Vonovia SE	962,298	47,585
	Volkswagen AG Preference Shares	321,332	44,707
	Infineon Technologies AG	2,200,597	40,911
	E.ON SE	3,837,435	38,441
	Bayerische Motoren Werke AG	571,545	33,621
	Fresenius SE & Co. KGaA	719,789	31,176
*	Henkel AG & Co. KGaA Preference Shares	335,228	29,764
	RWE AG	1,013,123	29,145
	Fresenius Medical Care AG & Co. KGaA	370,435	29,031
	Deutsche Bank AG	3,612,096	26,752
*	Merck KGaA	229,379	26,621
	Deutsche Wohnen SE	635,001	25,736
	Symrise AG Class A	223,392	22,632
*,1	Delivery Hero SE	248,712	21,095
^	Wirecard AG	202,132	20,003
*	Beiersdorf AG	176,578	18,475
*	Sartorius AG Preference Shares	60,560	17,014
	Hannover Rueck SE	106,303	16,938
*	QIAGEN NV	386,176	16,067
*	Continental AG	191,259	15,982
	Porsche Automobil Holding SE Preference Shares	270,801	13,674
	LEG Immobilien AG	115,854	13,301
*,1	Zalando SE	264,738	12,976
*	MTU Aero Engines AG	93,198	12,691
1	Scout24 AG	191,595	12,528
	HeidelbergCement AG	263,626	12,499
	Brenntag AG	274,214	12,416
*	Henkel AG & Co. KGaA	149,805	11,678
	Aroundtown SA	2,104,119	11,318
1	Siemens Healthineers AG	230,287	10,138
*,1	Covestro AG	300,560	10,096
	Uniper SE	345,544	9,296
*	Puma SE	145,253	9,124
*	HelloFresh SE	247,100	8,807
	Volkswagen AG	58,614	8,666
	Evonik Industries AG	338,903	8,337
	Knorr-Bremse AG	85,345	7,937
*	TeamViewer AG	170,752	7,397
	LAXNESS AG	147,604	7,263
	Bechtle AG	48,924	7,075
^,1	Hapag-Lloyd AG	48,238	6,911
	Commerzbank AG	1,840,313	6,785
*	GEA Group AG	293,640	6,738
	United Internet AG	192,219	6,614
*	Carl Zeiss Meditec AG	65,024	6,412
	KION Group AG	123,986	6,150
	Nemetschek SE	96,239	6,055
*	MorphoSys AG	55,769	5,851
*,^	Evotec SE	236,254	5,830
*	OSRAM Licht AG	131,475	5,478
*,^	thyssenkrupp AG	822,395	5,471
	Rheinmetall AG	76,058	5,148
	TAG Immobilien AG	227,627	4,986
	Fuchs Petrolub SE Preference Shares	122,469	4,749
	Bayerische Motoren Werke AG Preference Shares	96,385	4,521
	Gerresheimer AG	55,284	4,397
	Freenet AG	231,490	4,392
	alstria office REIT-AG	291,282	4,366
	Grand City Properties SA	199,472	4,171
	CTS Eventim AG & Co. KGaA	98,775	4,106
*	Dialog Semiconductor plc	125,060	3,927
^	Deutsche Lufthansa AG	422,095	3,779
^	ProSiebenSat.1 Media SE	339,031	3,388
	Telefonica Deutschland Holding AG	1,172,084	3,334

6

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Aurubis AG	64,067	3,321
^	Grenke AG	46,252	3,228
	Siltronic AG	36,319	3,109
	Software AG	86,903	3,086
	CANCOM SE	60,340	3,072
	Hugo Boss AG	109,397	3,037
	CompuGroup Medical SE	39,586	3,008
	Hella GmbH & Co. KGaA	80,085	2,946
	Fielmann AG	44,554	2,930
	Rational AG	5,882	2,839
	Stroeer SE & Co. KGaA	44,350	2,807
^	Fraport AG Frankfurt Airport Services Worldwide	62,908	2,756
	Hochtief AG	34,493	2,699
*	Hypoport SE	7,279	2,566
	Metro AG	293,142	2,561
	Talanx AG	67,769	2,407
^	K&S AG	340,989	2,294
	RIB Software SE	71,875	2,279
*,1	Rocket Internet SE	105,190	2,213
1	ADO Properties SA	78,063	2,187
*,^	Encavis AG	178,213	2,186
*,^	Varta AG	25,136	2,083
	Duerr AG	87,835	2,050
	RTL Group SA	61,113	2,035
	FUCHS PETROLUB SE	60,660	2,028
^	1&1 Drillisch AG	83,371	1,940
^	S&T AG	88,022	1,939
1	DWS Group GmbH & Co. KGaA	60,354	1,906
^	Sixt SE	27,911	1,900
	Pfeiffer Vacuum Technology AG	11,405	1,879
1	Befesa SA	59,080	1,866
	Jenoptik AG	90,373	1,861
	Suedzucker AG	139,252	1,842
	Stabilus SA	42,535	1,817
	Patrizia AG	79,475	1,775
*	Aixtron Se	189,141	1,758
	Aareal Bank AG	105,791	1,723
1	Deutsche Pfandbriefbank AG	217,915	1,602
	TUI AG (XETR)	383,129	1,556
	Jungheinrich AG Preference Shares	85,674	1,547
	Wacker Chemie AG	26,508	1,546
	Isra Vision AG	27,885	1,528
	Krones AG	24,969	1,504
	Norma Group SE	56,361	1,412
*	Zooplus AG	11,026	1,364
	Deutsche EuroShop AG	93,382	1,345
	New Work SE	5,096	1,211
*	DIC Asset AG	88,549	1,174
	KWS Saat SE & Co. KGaA	19,521	1,122
	Sixt SE Preference Shares	22,980	1,067
	Indus Holding AG	33,455	1,030
	Dermapharm Holding SE	21,248	1,008
*	Traton SE	62,706	945
	Bilfinger SE	49,852	937
	Hornbach Holding AG & Co. KGaA	16,310	931
*	Schaeffler AG Preference Shares	132,221	893
*	Nordex SE	109,869	883
	Salzgitter AG	65,537	876
	Deutz AG	218,229	839
*	Ceconomy AG	323,375	828
	Deutsche Beteiligungs AG	22,513	763
	Hamburger Hafen und Logistik AG	46,505	757
*	Washtec AG	18,267	721
^	Draegerwerk AG & Co. KGaA Preference Shares	8,456	708

7

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Wuestenrot & Wuerttembergische AG	40,072	706
	BayWa AG	22,941	673
^	Rhoen-Klinikum AG	33,344	664
	Vossloh AG	16,951	640
	Wacker Neuson SE	46,668	579
	Kloeckner & Co. SE	137,003	561
*	SMA Solar Technology AG	16,042	511
	Takkt AG	62,521	508
^	Koenig & Bauer AG	24,370	501
^	Draegerwerk AG & Co. KGaA	7,102	496
	TLG Immobilien AG	26,821	473
*,^	Leoni AG	60,831	418
*	Heidelberger Druckmaschinen AG	533,129	379
*,^	Corestate Capital Holding SA	18,094	373
	Bertrandt AG	9,339	359
	CropEnergies AG	42,001	332
*,^	SGL Carbon SE	94,091	291
*,^	ElringKlinger AG	52,110	283
			2,036,164
Ireland (0.7%)
	CRH plc (XDUB)	1,045,524	31,720
	Kerry Group plc Class A	258,098	29,709
	Flutter Entertainment plc	138,083	16,980
	Kingspan Group plc	266,051	13,557
	Glanbia plc	347,728	3,701
	Bank of Ireland Group plc	1,608,743	3,301
*	AIB Group plc	1,387,144	1,920
	Hibernia REIT plc	1,283,835	1,670
	C&C Group plc (XDUB)	548,514	1,347
	Cairn Homes plc	1,239,421	1,155
	Irish Continental Group plc	288,481	1,091
	Dalata Hotel Group plc	321,293	1,041
*	Permanent TSB Group Holdings plc	257,834	142
*,^,§	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			107,334
Italy (3.7%)
	Enel SPA	13,750,659	93,924
	Eni SPA	4,427,929	42,182
	Intesa Sanpaolo SPA (Registered)	26,471,121	41,335
*	Ferrari NV	217,827	34,045
	Assicurazioni Generali SPA	2,269,981	32,385
*	UniCredit SPA	3,953,082	30,529
	Snam SPA	4,047,872	18,158
	Fiat Chrysler Automobiles NV	1,945,196	16,873
	Terna Rete Elettrica Nazionale SPA	2,506,396	15,695
	Atlantia SPA	871,098	14,280
	Moncler SPA	335,913	12,633
*	FinecoBank Banca Fineco SPA	1,077,916	12,010
*	CNH Industrial NV	1,721,962	10,771
	EXOR NV	184,426	10,058
*	Telecom Italia SPA (Registered)	21,933,630	8,710
	Prysmian SPA	442,614	8,351
	Mediobanca Banca di Credito Finanziario SPA	1,424,665	8,282
*,1	Nexi SPA	530,507	8,047
*	Davide Campari-Milano SPA	982,651	7,638
	Recordati SPA	169,925	7,400
1	Poste Italiane SPA	804,386	6,843
	DiaSorin SPA	39,836	6,793
	Tenaris SA	826,948	5,722
1	Infrastrutture Wireless Italiane SPA	518,674	5,490
	Hera SPA	1,449,601	5,366
	Amplifon SPA	213,669	4,891
	Unione di Banche Italiane SPA	1,690,096	4,845
	Leonardo SPA	686,761	4,743

8

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Italgas SPA	742,583	4,161
	Interpump Group SPA	141,497	4,129
	A2A SpA	2,776,068	3,784
	Azimut Holding SPA	214,701	3,659
*	Banco BPM SPA	2,663,014	3,255
	Banca Mediolanum SPA	510,451	3,119
	Telecom Italia SPA (Bearer)	7,526,280	3,002
	Unipol Gruppo SPA	848,570	2,928
1	Pirelli & C SPA	751,752	2,911
	Iren SPA	1,165,413	2,874
	Reply SPA	36,844	2,579
*	Saipem SPA	992,296	2,547
	UnipolSai Assicurazioni SPA	1,032,980	2,532
	Banca Generali SPA	100,860	2,507
	IMA Industria Macchine Automatiche SPA	36,780	2,507
	Buzzi Unicem SPA	122,691	2,407
	Cerved Group SPA	330,002	2,248
	Freni Brembo SPA	255,664	2,169
	Astm SpA	109,153	2,135
	De' Longhi SPA	114,147	2,063
1	Enav SPA	452,761	2,029
	Brunello Cucinelli SPA	60,390	1,947
	ERG SPA	96,454	1,733
	BPER Banca	694,553	1,717
1	Anima Holding SPA	484,753	1,716
	Societa Cattolica di Assicurazioni SC	273,213	1,514
1	Technogym SPA	201,152	1,488
	Salvatore Ferragamo SPA	119,343	1,482
	Banca Popolare di Sondrio SCPA	841,764	1,336
	ACEA SPA	76,660	1,281
	Tamburi Investment Partners SPA	189,055	1,223
	Autogrill SPA	225,024	1,165
*,^	Mediaset SPA	547,926	1,114
1	Carel Industries SPA	72,503	1,080
	Falck Renewables SPA	211,029	1,037
*,1	Banca Farmafactoring SPA	197,667	1,021
	Saras SPA	1,008,208	952
1	RAI Way SPA	175,822	948
*,^	Juventus Football Club SPA	873,464	866
	MARR SPA	57,211	754
	Zignago Vetro SPA	59,532	740
	Italmobiliare SPA	24,410	731
	CIR SpA-Compagnie Industriali	1,637,652	726
	Piaggio & C SPA	306,789	703
1	doValue SPA	94,680	698
	Buzzi Unicem SPA Saving Shares	66,154	691
*,^	Fincantieri SPA	824,148	639
	Credito Emiliano SPA	135,614	601
*,^	Banca Monte dei Paschi di Siena SPA	483,221	590
^	Tod's SPA	17,910	548
^	Maire Tecnimont SPA	273,076	530
	Datalogic SPA	37,192	510
	Cementir Holding NV	78,725	482
	Danieli & C Officine Meccaniche SPA Saving Shares	63,172	469
*,^	Salini Impregilo SPA	297,880	441
*	Banca IFIS SPA	41,667	407
	Immobiliare Grande Distribuzione SIIQ SPA	89,071	353
	Danieli & C Officine Meccaniche SPA	27,279	347
*	Arnoldo Mondadori Editore SPA	241,655	329
*,1	OVS SPA	306,301	264
	Biesse SPA	27,297	247
	Cairo Communication SPA	124,677	225
	DeA Capital SPA	154,133	219
	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	156

9

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
^	Geox SPA	129,250	103
			573,667
Netherlands (6.4%)
	ASML Holding NV	707,596	206,679
	Unilever NV	2,417,234	120,377
	Koninklijke Philips NV	1,577,625	68,773
*	Prosus NV	765,452	57,873
*,1	Adyen NV	46,779	46,246
	Koninklijke Ahold Delhaize NV	1,901,951	46,180
	Relx NV	1,930,115	43,922
	ING Groep NV	6,896,079	38,637
	Koninklijke DSM NV	311,582	38,188
	Heineken NV	418,145	35,590
	Wolters Kluwer NV	468,103	34,477
	Akzo Nobel NV	346,961	26,331
*	Galapagos NV	88,287	19,505
	NN Group NV	580,921	16,805
	Heineken Holding NV	187,148	14,581
	Unibail-Rodamco-Westfield	238,435	14,118
	Koninklijke KPN NV	5,876,864	13,537
	ArcelorMittal SA	1,059,490	11,573
	ASM International NV	86,041	9,513
	IMCD NV	93,769	8,280
	Aegon NV	3,106,515	8,036
	Randstad NV	195,555	7,870
*	Koninklijke Vopak NV	118,128	6,796
*,1	Just Eat Takeaway.com NV	64,918	6,673
	ASR Nederland NV	246,455	6,605
1	ABN AMRO Bank NV	734,217	5,647
*	BE Semiconductor Industries NV	126,985	5,255
*	Aalberts NV	171,165	4,820
1	Signify NV	213,890	4,354
*	Altice Europe NV	996,360	3,975
	Corbion NV	104,176	3,745
	SBM Offshore NV	288,931	3,662
	TKH Group NV	75,173	2,637
	Boskalis Westminster	145,949	2,530
1	Intertrust NV	153,999	2,424
*,1	GrandVision NV	86,891	2,312
	APERAM SA	83,822	2,172
*	OCI NV	170,164	2,055
*	Arcadis NV	126,191	1,962
1	Flow Traders	49,333	1,646
	PostNL NV	790,694	1,362
*,1	Basic-Fit NV	59,605	1,211
^	NSI NV	28,747	1,158
	Eurocommercial Properties NV	83,334	929
	TomTom NV	117,770	927
	Sligro Food Group NV	58,154	908
^	AMG Advanced Metallurgical Group NV	53,778	905
*	Koninklijke BAM Groep NV	441,893	738
*	Accell Group NV	36,791	688
^	Wereldhave NV	71,554	630
*,^	Fugro NV	149,493	560
	Vastned Retail NV	29,666	547
1	NIBC Holding NV	61,606	465
*	ForFarmers NV	64,477	429
1	B&S Group Sarl	43,509	243
^	Brunel International NV	33,445	211
*	Altice Europe NV Class B	32,580	130
			968,402
Norway (1.2%)
	Equinor ASA	1,745,283	24,167
	DNB SA	1,847,682	22,372

10

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Telenor ASA	1,146,656	17,589
	Mowi ASA	752,930	12,895
	Orkla ASA	1,358,557	12,272
^	Yara International ASA	308,787	10,488
	TOMRA Systems ASA	192,633	6,401
	Norsk Hydro ASA	2,360,449	5,988
*	Gjensidige Forsikring ASA	295,704	5,218
*	Bakkafrost P/F	86,488	4,267
*	Storebrand ASA	834,978	4,191
^,1	Entra ASA	289,741	3,648
	Salmar ASA	92,531	3,606
	Schibsted ASA Class B	183,609	3,566
*	Adevinta ASA	393,814	3,271
	Aker BP ASA	193,850	3,183
	TGS NOPEC Geophysical Co. ASA	199,521	3,056
	Schibsted ASA Class A	129,781	2,753
*,^	Nel ASA	2,132,081	2,609
	Leroy Seafood Group ASA	459,731	2,442
*	Subsea 7 SA	413,238	2,268
^,1	Scatec Solar ASA	148,597	2,163
*	SpareBank 1 SR-Bank ASA	313,193	1,989
	Kongsberg Gruppen ASA	133,617	1,717
	Veidekke ASA	190,914	1,695
*	Borregaard ASA	178,095	1,654
	SpareBank 1 SMN	219,323	1,594
*	Nordic Semiconductor ASA	260,626	1,529
*	Norwegian Finans Holding ASA	279,263	1,490
	Frontline Ltd.	156,653	1,469
	Atea ASA	142,694	1,249
	Austevoll Seafood ASA	159,708	1,244
*,^	Aker ASA	43,311	1,143
	Grieg Seafood ASA	98,178	963
*,1	Sbanken ASA	154,038	820
1	Elkem ASA	461,741	768
	Norway Royal Salmon ASA	29,230	593
^	DNO ASA	1,260,309	569
1	BW LPG Ltd.	155,038	529
*	BW Offshore Ltd.	182,254	512
	Sparebank 1 Oestlandet	46,704	380
	Stolt-Nielsen Ltd.	43,810	373
^	Ocean Yield ASA	92,989	241
*	PGS ASA	661,683	236
	Wallenius Wilhelmsen ASA	202,458	223
*,1	Aker Solutions ASA	270,420	177
*,^	Borr Drilling Ltd.	149,625	105
*,^	Norwegian Air Shuttle ASA	82,009	71
*	BW Energy Ltd.	37,190	46
			181,792
Poland (0.5%)
		110,803	9,701
	CD Projekt SA
	Polski Koncern Naftowy ORLEN SA	545,094	8,274
	Powszechna Kasa Oszczednosci Bank Polski SA	1,506,871	8,064
	Powszechny Zaklad Ubezpieczen SA	987,237	7,287
*	KGHM Polska Miedz SA	243,533	4,581
*,1	Dino Polska SA	86,510	3,658
	Bank Polska Kasa Opieki SA	274,270	3,479
	Cyfrowy Polsat SA	466,248	2,883
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,008,765	2,708
	Grupa Lotos SA	177,340	2,691
	LPP SA	1,351	2,129
	Santander Bank Polska SA	52,623	2,092
*	Orange Polska SA	1,182,887	2,009
*,1	PLAY Communications SA	203,825	1,650
	Asseco Poland SA	100,290	1,621

11

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	PGE Polska Grupa Energetyczna SA	1,308,712	1,309
*	mBank SA	23,103	1,230
*	AmRest Holdings SE	132,480	889
	Eurocash SA	145,911	757
*	Energa SA	399,172	748
*	Bank Millennium SA	1,074,442	732
*	Kernel Holding SA	71,518	692
*	Alior Bank SA	175,583	644
^	CCC SA	50,288	635
	KRUK SA	31,347	596
*	Grupa Azoty SA	88,736	569
*	Enea SA	401,899	543
	Warsaw Stock Exchange	51,430	504
	Bank Handlowy w Warszawie SA	56,105	499
*	Tauron Polska Energia SA	1,788,120	491
*	Ciech SA	49,878	480
^	Jastrzebska Spolka Weglowa SA	98,696	328
			74,473
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,260,648	17,954
	Galp Energia SGPS SA	919,502	10,612
	Jeronimo Martins SGPS SA	434,681	7,369
	EDP Renovaveis SA	280,865	3,444
	REN - Redes Energeticas Nacionais SGPS SA	661,667	1,792
	Banco Comercial Portugues SA	13,749,827	1,538
	Nos Sgps SA	391,327	1,466
	Sonae SGPS SA	1,580,892	1,249
	Navigator Co. SA	407,924	1,060
	Corticeira Amorim SGPS SA	65,069	686
	Altri SGPS SA	126,598	668
	CTT-Correios de Portugal SA	269,349	636
*	Semapa-Sociedade de Investimento e Gestao	36,401	359
	Mota-Engil SGPS SA	157,282	198
*	Banco Espirito Santo SA	8,371,877	19
			49,050
Spain (3.8%)
*	Iberdrola SA	10,476,819	104,222
	Banco Santander SA	29,037,646	64,882
	Industria de Diseno Textil SA	1,859,712	47,632
	Banco Bilbao Vizcaya Argentaria SA	11,704,610	38,260
	Telefonica SA	8,022,010	36,681
	Amadeus IT Group SA	718,855	34,313
[1]	Cellnex Telecom SA	478,067	25,005
*	Repsol SA	2,411,303	21,887
*	Ferrovial SA	836,537	20,947
	Grifols SA	585,422	19,979
*,1	Aena SME SA	124,473	15,757
	Red Electrica Corp. SA	764,902	13,464
	Endesa SA	560,810	12,439
	CaixaBank SA	6,359,190	11,441
*	ACS Actividades de Construccion y Servicios SA	427,841	10,699
	Enagas SA	440,939	10,292
	Naturgy Energy Group SA	528,351	9,335
*	Siemens Gamesa Renewable Energy SA	396,223	5,894
	Inmobiliaria Colonial Socimi SA	580,470	5,607
	Merlin Properties Socimi SA	587,362	5,451
	Bolsas y Mercados Espanoles SHMSF SA	137,518	5,018
	Bankinter SA	1,208,131	4,987
	Viscofan SA	69,412	4,448
^	Banco de Sabadell SA	9,915,857	4,111
	Acciona SA	36,488	3,616
	Mapfre SA	1,735,379	3,184
	Ebro Foods SA	136,379	2,902
*	Masmovil Ibercom SA	151,265	2,856

12

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Acerinox SA	295,247	2,224
	Faes Farma SA	508,654	2,224
	Zardoya Otis SA	312,089	2,172
	Bankia SA	2,130,951	2,169
	Cia de Distribucion Integral Logista Holdings SA	105,779	1,888
*	Indra Sistemas SA	218,100	1,881
*	Pharma Mar SA	291,072	1,740
	Applus Services SA	253,426	1,663
	CIE Automotive SA	93,474	1,629
*,^	Almirall SA	106,311	1,371
[1]	Euskaltel SA	170,376	1,358
*	Fluidra SA	111,187	1,239
*	Sacyr SA	631,576	1,184
*,1	Neinor Homes SA	133,895	1,173
	Construcciones y Auxiliar de Ferrocarriles SA	33,570	1,149
	Prosegur Cia de Seguridad SA	461,914	1,019
*	Mediaset Espana Comunicacion SA	269,185	965
	Melia Hotels International SA	200,011	918
^	Ence Energia y Celulosa SA	234,418	753
[1]	Unicaja Banco SA	1,374,069	743
*	Tecnicas Reunidas SA	48,435	742
[1]	Gestamp Automocion SA	273,103	684
*,1	Global Dominion Access SA	219,978	677
*,1	Aedas Homes SA	39,577	605
[1]	Prosegur Cash SA	691,271	603
*,^	Promotora de Informaciones SA	783,679	518
	Liberbank SA	2,513,569	503
	Lar Espana Real Estate Socimi SA	118,587	486
^,1	Metrovacesa SA	85,437	471
*,^	Distribuidora Internacional de Alimentacion SA	3,071,785	445
	Atresmedia Corp. de Medios de Comunicacion SA	148,376	384
	NH Hotel Group SA	46,535	164
	Grifols SA Preference Shares	378	8
			581,061
Sweden (5.0%)
	Investor AB Class B	919,351	45,690
	Telefonaktiebolaget LM Ericsson Class B	5,252,349	44,872
^	Atlas Copco AB Class A	1,115,855	38,457
*	Essity AB Class B	1,074,719	34,814
*	Volvo AB Class B	2,643,097	33,870
*	Sandvik AB	1,900,859	29,242
*,^	Assa Abloy AB Class B	1,620,728	29,014
*	Svenska Handelsbanken AB Class A	2,644,693	24,139
*	Hexagon AB Class B	449,031	22,035
*	Skandinaviska Enskilda Banken AB Class A	2,577,825	21,222
	Hennes & Mauritz AB Class B	1,550,560	21,196
*	Swedbank AB Class A	1,770,541	20,953
^	Atlas Copco AB Class B	661,194	20,452
	Swedish Match AB	289,784	17,908
	Telia Co. AB	4,610,754	16,031
	Tele2 AB	943,241	12,163
*	Skanska AB Class B	629,705	11,981
*	Svenska Cellulosa AB SCA Class B	1,086,551	11,525
	Epiroc AB Class A	1,151,552	11,524
	SKF AB	673,735	10,634
*	Alfa Laval AB	552,764	10,329
[1]	Evolution Gaming Group AB	218,193	9,992
	Nibe Industrier AB Class B	530,750	9,902
^	Boliden AB	482,863	9,733
	Kinnevik AB	424,026	8,715
	Castellum AB	479,139	8,404
*	Industrivarden AB Class A	399,385	8,196
	Lundin Energy AB	307,478	7,911
*	Getinge AB	393,443	7,541

13

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

*	Fastighets AB Balder Class B	173,318	6,849
^	Securitas AB Class B	543,505	6,431
	Epiroc AB Class B	628,396	6,200
*,^	ICA Gruppen AB	137,441	6,014
*	Swedish Orphan Biovitrum AB	311,838	5,975
	Electrolux AB Class B	422,328	5,775
	Investor AB Class A	116,442	5,745
	Elekta AB Class B	629,696	5,721
	Fabege AB	473,972	5,615
*	L E Lundbergforetagen AB Class B	131,299	5,513
*	Trelleborg AB Class B	428,417	5,455
*	Industrivarden AB Class C	264,016	5,403
	Indutrade AB	164,997	5,304
	AAK AB	303,064	4,950
*	Holmen AB	171,298	4,915
*	EQT AB	346,804	4,792
	Husqvarna AB	708,441	4,263
*	Sweco AB Class B	118,238	4,040
	Axfood AB	185,325	3,942
	BillerudKorsnas AB	309,852	3,906
*	Lifco AB Class B	80,619	3,811
*	Saab AB Class B	164,777	3,759
[1]	Thule Group AB	186,366	3,475
*,1	Dometic Group AB	516,969	3,455
*	Wihlborgs Fastigheter AB	238,184	3,399
	Loomis AB Class B	133,428	3,254
^	Investment AB Latour Class B	211,906	3,168
	AF POYRY AB	173,721	3,156
*,^	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	1,626,002	3,149
*	Hexpol AB	436,775	3,138
	Wallenstam AB	293,493	3,044
*,1	Bravida Holding AB	353,541	2,854
	Nordic Entertainment Group AB Class B	115,996	2,749
	Peab AB Class B	353,954	2,696
	Avanza Bank Holding AB	218,417	2,639
*,^	SSAB AB Class B	1,130,994	2,614
	Kungsleden AB	337,874	2,573
	NCC AB Class B	167,307	2,551
	Hufvudstaden AB Class A	194,092	2,487
^	Jm Ab	125,850	2,332
	Beijer Ref AB	111,616	2,293
*	AddTech AB	82,415	2,234
	Mycronic AB	122,527	2,047
	Vitrolife AB	112,662	2,044
*,^	Intrum AB	132,330	2,017
	Arjo AB	401,698	1,984
*	Sectra AB Class B	45,546	1,936
*	Nyfosa AB	284,489	1,742
*	Pandox AB Class B	157,645	1,670
	Bure Equity AB	89,701	1,638
	Nolato AB Class B	30,309	1,593
	Klovern AB	1,101,935	1,488
*	Betsson AB	215,497	1,214
*	Modern Times Group MTG AB Class B	119,095	1,198
*	Catena AB	37,018	1,178
*	NetEnt AB	330,856	1,143
	Atrium Ljungberg AB	81,333	1,127
	Lindab International AB	117,926	1,081
*	Electrolux Professional AB Class B	426,724	982
[1]	Resurs Holding AB	255,683	941
*	Bilia AB	136,325	925
*	Cloetta AB	380,229	876
	Ratos AB	363,737	861
*	SSAB AB Class A	317,987	764

14

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Telefonaktiebolaget LM Ericsson Class A	80,063	756
	Nobia AB	202,001	755
	Bonava AB	152,080	737
*,^	Concentric AB	65,040	733
	SkiStar AB	78,753	732
*,^	Hansa Biopharma AB	60,924	731
*,1	Munters Group AB	162,668	684
*,1	Attendo AB	165,222	628
	Clas Ohlson AB	70,639	620
^,1	Scandic Hotels Group AB	129,934	595
	Dios Fastigheter AB	95,584	589
	Sagax AB	198,963	586
	Investment AB Oresund	52,839	549
*	Adapteo Oyj	74,914	537
	Klovern AB Preference Shares	16,053	496
*	Mekonomen AB	77,078	399
*	Svenska Handelsbanken AB Class B	34,318	343
*,^	SAS AB	338,280	316
	Samhallsbyggnadsbolaget i Norden AB	76,576	207
*	Collector AB	121,229	186
	Ncc Ab Class A	10,104	154
	Sagax AB Preference Shares	4,825	17
			771,882
Switzerland (16.1%)
	Nestle SA	5,108,530	541,045
	Roche Holding AG	1,252,124	433,607
	Novartis AG	3,761,064	320,963
	Zurich Insurance Group AG	261,560	82,929
	UBS Group AG	5,980,708	64,038
	ABB Ltd.	3,156,660	59,921
*	Lonza Group AG	130,987	57,198
	Givaudan SA	16,342	54,799
	Cie Financiere Richemont SA	901,851	51,165
*	Alcon Inc.	811,501	42,829
*	Sika AG	245,598	40,624
	Credit Suisse Group AG	4,359,008	39,801
^	SWISS RE AG	490,485	35,642
	Geberit AG	63,140	28,236
	SGS SA-REG	10,525	23,741
^	Swisscom AG	45,082	23,424
	Partners Group Holding AG	29,256	23,055
	Swiss Life Holding AG	58,706	20,819
	LafargeHolcim Ltd. (XSWX)	478,778	19,885
	Chocoladefabriken Lindt & Spruengli AG (Registered)	213	17,883
	LafargeHolcim Ltd. (XPAR)	415,132	17,360
	Sonova Holding AG	94,624	17,090
	Schindler Holding AG	68,000	15,134
*	Julius Baer Group Ltd.	383,084	15,046
	Temenos AG	105,376	13,655
	Straumann Holding AG	17,746	13,502
	Swiss Prime Site AG	134,257	12,782
	Kuehne & Nagel International AG	89,133	12,750
	Logitech International SA	259,116	12,480
	Baloise Holding AG	82,698	12,373
	Vifor Pharma AG	78,811	11,824
	Adecco Group AG	270,048	11,817
	Chocoladefabriken Lindt & Spruengli AG	1,445	11,257
	Barry Callebaut AG	4,827	9,451
	Swatch Group AG (Bearer)	45,710	9,172
	EMS-Chemie Holding AG	12,621	8,162
	PSP Swiss Property AG	69,975	8,129
	Schindler Holding AG (Registered)	37,762	8,121
	Roche Holding AG (Bearer)	23,159	8,043
[1]	VAT Group AG	45,675	7,538

15

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

*	SIG Combibloc Group AG	451,773	7,317
	Tecan Group AG	20,792	6,694
*	Clariant AG	356,842	6,596
[1]	Galenica AG	84,359	6,041
*	ams AG	445,305	5,845
	Belimo Holding AG	838	5,579
*	Georg Fischer AG	7,355	5,489
	Helvetia Holding AG	57,775	5,267
*,1	Sunrise Communications Group AG	60,017	4,807
*	Cembra Money Bank AG	50,502	4,801
	Pargesa Holding SA	65,252	4,642
*	Allreal Holding AG	24,745	4,596
*	Idorsia Ltd.	158,273	4,586
	Banque Cantonale Vaudoise	4,841	4,274
*	Flughafen Zurich AG	33,643	4,161
*	DKSH Holding AG	63,402	3,570
*	Siegfried Holding AG	7,181	3,273
	Swatch Group AG (Registered)	83,310	3,239
	Emmi AG	3,456	3,175
*	Bucher Industries AG	11,247	3,172
*	Mobimo Holding AG	11,285	3,111
	Landis&Gyr Group AG	44,246	2,988
	dormakaba Holding AG	5,391	2,690
	Valiant Holding AG	27,169	2,624
^	OC Oerlikon Corp. AG	346,981	2,606
*,^	Stadler Rail AG	59,328	2,592
	BKW AG	31,818	2,581
^	Vontobel Holding AG	49,605	2,576
	Bachem Holding AG	10,175	2,404
	SFS Group AG	29,872	2,364
	Inficon Holding AG	3,370	2,278
	Daetwyler Holding AG	12,980	2,225
	Sulzer AG	31,321	2,215
	Forbo Holding AG	1,636	2,197
	Huber & Suhner AG	30,740	1,963
	Interroll Holding AG	1,016	1,932
	Conzzeta AG	2,249	1,927
*	St. Galler Kantonalbank AG	4,147	1,791
	Berner Kantonalbank AG	7,470	1,742
*	Comet Holding AG	12,949	1,735
*	VZ Holding AG	23,662	1,652
	Dufry AG	50,182	1,643
*	Schweiter Technologies AG	1,513	1,501
*	Kardex AG	10,241	1,479
	Burckhardt Compression Holding AG	5,551	1,126
	LEM Holding SA	865	1,119
	Implenia AG	26,960	1,103
*	Vetropack Holding AG	370	1,089
	Liechtensteinische Landesbank AG	18,815	1,072
*	Valora Holding AG	5,642	1,013
	Swissquote Group Holding SA	15,183	986
*,^	Basilea Pharmaceutica AG	19,123	964
	Intershop Holding AG	1,848	949
*,^	Komax Holding AG	6,406	929
*	Bell Food Group AG	3,390	866
	ALSO Holding AG	4,204	865
*,^	COSMO Pharmaceuticals NV	11,334	863
*	EFG International AG	133,014	826
*	u-blox Holding AG	10,899	763
^	Ypsomed Holding AG	5,374	705
^	Bobst Group SA	13,548	676
*	Aryzta AG (XVTX)	1,639,422	666
	Zehnder Group AG	16,646	652
*	Arbonia AG	75,825	643

16

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,1	Medacta Group SA	8,813	613
	Leonteq AG	16,914	608
*	GAM Holding AG	268,957	565
*	VP Bank AG	4,123	545
*	Rieter Holding AG	5,340	521
*	Ascom Holding AG	68,161	517
*	Bossard Holding AG	4,088	510
*	Hiag Immobilien Holding AG	5,170	473
*,^	Autoneum Holding AG	5,325	468
*,§	Alpiq Holding AG	5,434	394
	APG SGA SA	1,825	335
*,§	Aryzta AG (XLON)	24,200	8
			2,390,662
United Kingdom (24.3%)
	AstraZeneca plc	2,320,434	242,701
	HSBC Holdings plc	35,791,273	183,967
	GlaxoSmithKline plc	8,665,185	180,780
	British American Tobacco plc	3,873,640	149,308
	Diageo plc	4,075,873	140,333
	BP plc	35,214,101	138,759
	Royal Dutch Shell plc Class B	6,621,609	106,004
	Royal Dutch Shell plc Class A (XLON)	6,104,945	100,514
	Unilever plc	1,925,351	99,141
	Reckitt Benckiser Group plc	1,111,927	92,624
	Rio Tinto plc	1,943,300	90,206
	National Grid plc	6,149,352	72,063
	Vodafone Group plc	47,457,622	66,948
	Prudential plc	4,594,225	64,813
	BHP Group plc	3,674,380	61,675
	London Stock Exchange Group plc	554,058	51,859
	Tesco plc	17,111,734	50,614
	Lloyds Banking Group plc	123,603,327	50,011
	Experian plc	1,604,788	48,193
	Compass Group plc	2,802,174	47,154
	Barclays plc	30,392,157	40,583
	Anglo American plc	2,179,709	38,767
	BAE Systems plc	5,661,243	36,110
	Glencore plc	19,136,443	35,851
	Imperial Brands plc	1,685,103	35,452
	RELX plc	1,393,019	31,429
	Smith & Nephew plc	1,547,628	30,286
	Ferguson plc	401,311	28,936
	SSE plc	1,832,100	28,737
	Legal & General Group plc	10,465,146	26,906
	Standard Chartered plc	4,657,003	23,796
	BT Group plc	15,441,313	22,506
	Ashtead Group plc	794,694	21,707
	Aviva plc	6,899,096	20,864
	Segro plc	1,935,590	20,288
	Royal Dutch Shell plc Class A (XAMS)	1,191,185	19,910
	Rentokil Initial plc	3,283,686	19,537
	Halma plc	671,380	17,651
	Intertek Group plc	285,283	17,026
	3i Group plc	1,687,946	16,582
	WPP plc	2,123,674	16,478
*	Ocado Group plc	801,834	16,195
	Persimmon plc	561,922	15,569
	Sage Group plc	1,921,507	15,454
	Mondi plc	858,966	15,169
	InterContinental Hotels Group plc	321,910	14,664
	Associated British Foods plc	614,732	14,593
	Spirax-Sarco Engineering plc	129,867	14,213
	United Utilities Group plc	1,207,652	13,671
	Croda International plc	219,912	13,485

17

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Next plc	226,433	13,482
	Informa plc	2,423,223	13,386
	Smurfit Kappa Group plc	421,260	13,253
	Bunzl plc	595,824	12,932
	Severn Trent plc	421,103	12,636
	Rolls-Royce Holdings plc	3,050,923	12,628
	DCC plc	174,197	12,387
	Burberry Group plc	710,671	12,340
	Polymetal International plc	591,770	12,119
*,1	Just Eat Takeaway	116,581	11,937
	Barratt Developments plc	1,787,026	11,650
	Standard Life Aberdeen plc	4,100,560	11,357
	Royal Bank of Scotland Group plc	8,023,889	11,194
	Smiths Group plc	701,803	10,927
	Berkeley Group Holdings plc	207,532	10,894
	CRH plc (XLON)	356,521	10,749
	Taylor Wimpey plc	5,770,870	10,658
	Admiral Group plc	364,858	10,647
	Melrose Industries plc	8,491,523	10,614
	Land Securities Group plc	1,263,489	10,536
	Pennon Group plc	745,299	10,263
	St. James's Place plc	928,736	9,889
	Hargreaves Lansdown plc	539,217	9,757
	Rightmove plc	1,552,077	9,704
	GVC Holdings plc	1,019,892	9,681
[1]	Auto Trader Group plc	1,611,263	9,275
	Wm Morrison Supermarkets plc	3,917,729	9,004
	DS Smith plc	2,258,692	8,856
	Whitbread plc	236,067	8,856
	Coca-Cola HBC AG	343,006	8,691
	Johnson Matthey plc	336,080	8,421
	British Land Co. plc	1,646,052	8,397
	Direct Line Insurance Group plc	2,437,969	8,306
	RSA Insurance Group plc	1,827,738	8,284
	Pearson plc	1,360,152	7,844
	M&G plc	4,600,319	7,627
	Tate & Lyle plc	838,467	7,513
	Hikma Pharmaceuticals plc	250,369	7,457
	Kingfisher plc	3,723,332	7,386
	Bellway plc	217,594	7,281
	J Sainsbury plc	2,883,606	7,177
	Phoenix Group Holdings plc	932,379	7,075
	Derwent London plc	179,320	7,007
[1]	ConvaTec Group plc	2,606,989	6,963
	Spectris plc	205,277	6,922
	Intermediate Capital Group plc	488,951	6,917
	HomeServe plc	489,553	6,858
	Howden Joinery Group plc	1,023,321	6,748
	Schroders plc	197,624	6,601
	ITV plc	6,598,907	6,336
	B&M European Value Retail SA	1,504,493	6,292
	Antofagasta plc	610,176	6,248
	Dechra Pharmaceuticals plc	177,202	6,168
	British American Tobacco plc ADR	161,443	6,159
	IG Group Holdings plc	638,755	6,054
	Travis Perkins plc	448,535	5,857
	Electrocomponents plc	788,274	5,726
	UNITE Group plc	511,483	5,648
[1]	Avast plc	950,397	5,474
	Weir Group plc	456,425	5,455
	Centrica plc	10,262,735	5,133
[1]	Quilter plc	3,300,078	5,104
	AVEVA Group plc	111,543	5,006
	Genus plc	115,363	4,956

18

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

	IMI plc	475,111	4,940
	JD Sports Fashion plc	727,704	4,824
	Meggitt plc	1,372,870	4,807
	Rotork plc	1,540,899	4,804
	Tritax Big Box REIT plc	3,054,946	4,637
	Beazley plc	917,135	4,535
	Inchcape plc	711,903	4,484
	Man Group PLC	2,633,448	4,412
	Games Workshop Group plc	57,892	4,382
	Hiscox Ltd.	493,342	4,340
	Britvic plc	467,413	4,302
	TP ICAP plc	997,991	4,261
	Cranswick plc	90,991	4,256
	Diploma plc	194,278	4,211
*,1	Network International Holdings plc	786,743	4,103
	Assura plc	4,243,693	4,070
[1]	Countryside Properties plc	794,330	4,047
	Marks & Spencer Group plc	3,448,016	4,017
	Greggs plc	174,111	4,005
[1]	John Laing Group plc	867,268	3,979
	Balfour Beatty plc	1,207,924	3,931
	Great Portland Estates plc	454,662	3,873
	Primary Health Properties plc	1,996,585	3,867
*,1	Trainline plc	802,066	3,833
	G4S plc	2,745,968	3,770
	Carnival plc	270,330	3,725
	Centamin plc	1,918,275	3,714
	Close Brothers Group plc	270,827	3,714
	QinetiQ Group plc	969,176	3,706
	Big Yellow Group plc	274,090	3,689
	Moneysupermarket.com Group plc	925,888	3,689
	Vistry Group plc	360,114	3,657
	Grainger plc	1,084,551	3,644
	Signature Aviation plc	1,475,631	3,624
	Victrex plc	143,531	3,596
	LondonMetric Property plc	1,455,946	3,557
	IWG plc	1,181,498	3,533
	Domino's Pizza Group plc	813,565	3,526
*	Serco Group plc	2,167,635	3,509
	UDG Healthcare plc	440,641	3,478
	Ashmore Group plc	725,672	3,460
	Royal Mail plc	1,619,699	3,380
	Safestore Holdings plc	367,688	3,326
	SSP Group plc	927,850	3,279
	Hays plc	2,391,848	3,259
	Evraz plc	968,274	3,209
	Spirent Communications plc	1,060,358	3,208
	Softcat plc	219,543	3,117
	Grafton Group plc	387,012	3,088
	Ultra Electronics Holdings plc	124,378	3,079
	Shaftesbury plc	398,296	3,008
	Plus500 Ltd.	187,331	2,936
	John Wood Group plc	1,155,876	2,927
	Fresnillo plc	326,708	2,902
	WH Smith plc	183,163	2,891
	Savills plc	237,408	2,890
	Marshalls plc	350,174	2,805
	Lancashire Holdings Ltd.	358,328	2,757
	Capital & Counties Properties plc	1,318,844	2,754
	Pets at Home Group plc	847,560	2,714
	Renishaw plc	61,048	2,702
	Micro Focus International plc	444,738	2,637
	Pagegroup plc	556,231	2,633
	easyJet plc	347,013	2,629

19

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

	National Express Group plc	740,779	2,549
	Aggreko plc	428,035	2,468
	Bodycote plc	335,622	2,455
	Babcock International Group plc	455,201	2,411
	Investec plc	1,171,367	2,404
	IntegraFin Holdings plc	382,696	2,387
	Redrow plc	408,410	2,373
	Workspace Group plc	237,113	2,335
	Computacenter plc	126,009	2,303
	AJ Bell plc	460,054	2,280
[1]	Ascential plc	706,819	2,245
	Mediclinic International plc	688,929	2,240
	Daily Mail & General Trust plc	251,667	2,235
	William Hill plc	1,539,423	2,207
	International Consolidated Airlines Group SA (London Shares)	789,854	2,203
	Synthomer plc	601,337	2,143
*	Virgin Money UK plc	2,187,639	2,086
	Future plc	159,528	2,067
	Jupiter Fund Management plc	748,589	2,058
	OneSavings Bank plc	666,276	2,045
	KAZ Minerals plc	392,761	2,043
	Polypipe Group plc	324,012	2,033
	Dunelm Group plc	174,640	2,018
	Hill & Smith Holdings plc	138,723	2,011
	Sanne Group plc	243,002	1,980
	Vesuvius plc	382,142	1,926
*,1	Wizz Air Holdings plc	52,971	1,914
	Paragon Banking Group plc	453,544	1,899
	Rathbone Brothers plc	99,086	1,884
	Drax Group plc	699,480	1,834
	Greencore Group plc	791,171	1,812
*	Firstgroup plc	2,140,251	1,802
	Brewin Dolphin Holdings plc	515,718	1,777
	Dixons Carphone plc	1,789,668	1,740
[1]	Ibstock plc	675,366	1,708
	Telecom Plus plc	101,882	1,698
	Essentra plc	471,274	1,654
	Playtech plc	550,398	1,615
^	TUI AG (XLON)	389,034	1,550
	Cineworld Group plc	1,813,844	1,495
	Rhi Magnesita NV	48,662	1,495
	J D Wetherspoon plc	125,535	1,494
*	Cairn Energy plc	1,037,828	1,462
	Coats Group plc	2,508,398	1,451
*	Capita plc	2,956,422	1,448
	St. Modwen Properties plc	309,205	1,433
	Crest Nicholson Holdings plc	441,993	1,424
	Morgan Advanced Materials plc	507,479	1,400
*	Just Group plc	1,845,860	1,291
*	Ninety One plc	598,678	1,280
	Go-Ahead Group plc	74,560	1,258
	Chemring Group plc	498,755	1,241
[1]	Hastings Group Holdings plc	538,943	1,235
^,1	Equiniti Group plc	567,175	1,223
	TalkTalk Telecom Group plc	1,173,581	1,219
	Sirius Real Estate Ltd.	1,372,792	1,218
	Hammerson plc	1,366,507	1,211
^	Petrofac Ltd.	471,029	1,166
	Vectura Group plc	1,073,960	1,147
	Clarkson plc	36,409	1,143
	Provident Financial plc	453,572	1,106
*	Frasers Group plc	330,697	1,082
	Keller Group plc	129,209	998
	Redde Northgate plc	439,361	991

20

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

	UK Commercial Property REIT Ltd.	1,151,784	981
	NCC Group plc	456,412	943
	AG Barr plc	147,802	918
	Ferrexpo plc	534,535	905
	Elementis plc	1,019,792	898
*	Mitchells & Butlers plc	392,901	878
	BMO Commercial Property Trust Ltd.	907,840	870
	888 Holdings plc	475,852	864
	Bank of Georgia Group plc	67,315	845
[1]	McCarthy & Stone plc	945,578	842
	Picton Property Income Ltd.	956,144	827
*	Indivior plc	1,311,534	815
	Tullow Oil plc	2,498,529	811
	Helical plc	175,778	798
	Hochschild Mining plc	454,089	792
	Micro Focus International plc ADR	131,091	777
	PZ Cussons plc	321,063	756
*,^	Energean Oil & Gas plc	87,479	717
	Kainos Group plc	78,412	690
	Stagecoach Group plc	714,447	670
[1]	Airtel Africa plc	1,314,973	663
	Rank Group plc	308,958	634
	Senior plc	745,255	609
	Mitie Group plc	645,431	601
*,^	Premier Oil plc	1,470,563	601
	Devro plc	300,040	600
	Hunting plc	257,772	591
	Restaurant Group plc	859,862	585
*,1	Watches of Switzerland Group plc	180,981	570
	TBC Bank Group plc	55,519	570
	GoCo Group plc	543,222	569
[1]	Spire Healthcare Group plc	467,215	567
	Marston's plc	1,142,863	544
[1]	TI Fluid Systems plc	266,368	536
[1]	CMC Markets plc	190,144	480
	Halfords Group plc	344,955	470
	NewRiver REIT plc	540,161	454
	Stobart Group Ltd.	576,699	450
	Schroder REIT Ltd.	914,843	424
	Saga plc	1,995,381	409
*,^,1	Aston Martin Lagonda Global Holdings plc	518,217	378
	AA plc	1,107,875	377
	Galliford Try plc	192,571	365
*,^	AO World plc	487,425	353
*	Georgia Capital plc	66,473	351
	Renewi plc	1,060,287	339
	Redefine International plc	438,334	338
*,^	Metro Bank plc	289,746	337
	SIG plc	1,024,654	309
*,^,1	Funding Circle Holdings plc	273,386	297
	Card Factory plc	560,325	295
	International Personal Finance plc	397,403	280
	RPS Group plc	394,880	259
^	Dignity plc	83,431	255
[1]	Bakkavor Group plc	266,237	234
	Superdry plc	115,836	185
*,1	Alfa Financial Software Holdings plc	159,793	157
*	Intu Properties plc	1,586,579	108
[1]	Amigo Holdings plc	238,266	92
	N Brown Group plc	279,213	87
*,§,1	Finablr plc	304,209	42
	C&C Group plc (XLON)	1,395	3
*,§	Carillion plc	1,000,411	—

21

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
§ NMC Health plc		157,105	—
			3,654,693
Total Common Stocks (Cost $21,730,634)			14,817,895

	Coupon
Temporary Cash Investments (3.6%)
Money Market Fund (3.4%)
[2,3] Vanguard Market Liquidity Fund	0.522%	5,197,559	519,756

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4]	United States Cash Management Bill	0.100%-0103%	7/14/20	21,000	20,996
[4]	United States Cash Management Bill	0.210%	9/15/20	600	600
[4]	United States Cash Management Bill	0.116%	9/29/20	4,435	4,432
[4]	United States Treasury Bill	1.128%	6/4/20	1,160	1,160
[4]	United States Treasury Bill	0.120%	7/30/20	3,000	2,999
[4]	United States Treasury Bill	0.087%	9/24/20	1,775	1,774
					31,961
Total Temporary Cash Investments (Cost $551,769)					551,717
Total Investments (102.3%) (Cost $22,282,403)					15,369,612
Other Assets and Liabilities—Net (-2.3%)[3,4,5,6]					(355,212)
Net Assets (100%)					15,014,400

Cost rounded to $000.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $466,458,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $437,047,000, representing 2.9% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $496,866,000 was received for securities on loan, of which $496,822,000 is held in Vanguard Market Liquidity Fund and $44,000 is held in cash.
4	Securities with a value of $31,961,000 and cash of $649,000 have been segregated as initial margin for open futures contracts.

5	Cash of $1,750,000 have been segregated as collateral for open forward currency contracts.

6	Includes cash collateral received for ETF capital activity. ADR—American Depositary Receipt. REIT—Real Estate Investment Trust.

22

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)
Australia (15.2%)
	CSL Ltd.	409,477	81,620
	Commonwealth Bank of Australia	1,603,040	64,757
	BHP Group Ltd.	2,666,789	54,441
	Westpac Banking Corp.	3,269,657	34,018
	National Australia Bank Ltd. (XASX)	2,667,967	29,234
	Australia & New Zealand Banking Group Ltd.	2,565,711	27,870
	Woolworths Group Ltd.	1,139,553	26,372
	Wesfarmers Ltd.	1,024,810	24,892
	Transurban Group	2,453,278	21,871
	Macquarie Group Ltd.	290,665	19,255
	Rio Tinto Ltd.	336,133	18,945
	Goodman Group	1,613,127	13,739
	Amcor plc	1,448,284	13,198
	Newcrest Mining Ltd.	696,039	12,615
	Woodside Petroleum Ltd.	848,517	12,150
	Coles Group Ltd.	1,148,621	11,518
	Fortescue Metals Group Ltd.	1,439,679	11,002
	Brambles Ltd.	1,398,552	9,996
	Aristocrat Leisure Ltd.	578,548	9,488
	ASX Ltd.	175,310	9,243
	Insurance Australia Group Ltd.	2,091,932	7,816
	Sonic Healthcare Ltd.	428,776	7,572
	APA Group	1,068,098	7,547
	Telstra Corp. Ltd.	3,770,460	7,417
	Scentre Group	4,764,203	7,157
	QBE Insurance Group Ltd.	1,317,025	7,132
	Suncorp Group Ltd.	1,144,106	6,802
	Cochlear Ltd.	55,934	6,650
	AGL Energy Ltd.	577,625	6,339
	Ramsay Health Care Ltd.	155,059	6,297
	Dexus	991,298	5,885
	James Hardie Industries plc	400,080	5,743
	Origin Energy Ltd.	1,596,817	5,743
	South32 Ltd.	4,476,996	5,631
	Northern Star Resources Ltd.	643,098	5,193
	Aurizon Holdings Ltd.	1,708,288	5,190
	Mirvac Group	3,545,392	5,152
	Santos Ltd.	1,607,008	5,110
	GPT Group	1,758,109	4,832
	Medibank Pvt Ltd.	2,498,265	4,377
*	Xero Ltd.	83,861	4,287
	Treasury Wine Estates Ltd.	651,347	4,284
	Orica Ltd.	365,924	4,241
	Sydney Airport	1,003,657	4,088
	Lendlease Group (XASX)	511,144	4,072
	Magellan Financial Group Ltd.	123,902	4,059
	Stockland	2,170,184	4,030
*	Afterpay Ltd.	197,173	3,921
	Caltex Australia Ltd.	227,016	3,655
	Tabcorp Holdings Ltd.	1,722,213	3,591
	SEEK Ltd.	314,645	3,513
	Computershare Ltd.	439,507	3,458
	Atlas Arteria Ltd.	800,607	3,231
	Oil Search Ltd.	1,643,517	3,225
	Evolution Mining Ltd.	956,695	3,116
	BlueScope Steel Ltd.	460,883	3,008
*	AMP Ltd.	3,113,437	2,873
*	Saracen Mineral Holdings Ltd.	996,861	2,734
	Vicinity Centres	2,841,523	2,720
	REA Group Ltd.	45,628	2,611
	Coca-Cola Amatil Ltd.	463,415	2,580

23

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)
	Alumina Ltd.	2,262,114	2,509
	JB Hi-Fi Ltd.	101,541	2,296
	Incitec Pivot Ltd.	1,459,346	2,257
*	NEXTDC Ltd.	386,712	2,207
	Ansell Ltd.	119,045	2,195
	Altium Ltd.	98,451	2,161
	National Australia Bank Ltd.	189,835	2,098
	Charter Hall Group	423,466	2,093
	Boral Ltd.	1,061,462	2,063
	Crown Resorts Ltd.	318,972	2,042
	Domino's Pizza Enterprises Ltd.	54,323	2,033
	AusNet Services	1,661,398	2,026
	ALS Ltd.	437,462	1,910
	Iluka Resources Ltd.	382,532	1,897
	Bendigo & Adelaide Bank Ltd.	445,148	1,884
	Orora Ltd.	1,090,948	1,813
	carsales.com Ltd.	191,202	1,749
§	Qube Holdings Ltd.	1,131,806	1,730
	Worley Ltd.	289,809	1,680
	OZ Minerals Ltd.	289,682	1,670
	Challenger Ltd.	517,300	1,648
	Appen Ltd.	97,950	1,618
	TPG Telecom Ltd.	329,209	1,571
	Beach Energy Ltd.	1,606,952	1,566
	Steadfast Group Ltd.	759,724	1,500
	Star Entertainment Grp Ltd.	754,325	1,479
	Cleanaway Waste Management Ltd.	1,223,429	1,476
	Downer EDI Ltd.	538,016	1,447
	CIMIC Group Ltd.	88,200	1,404
	Bank of Queensland Ltd.	415,750	1,402
	Mineral Resources Ltd.	127,050	1,369
	Metcash Ltd.	821,370	1,325
	Breville Group Ltd.	117,039	1,324
	IGO Ltd.	436,398	1,324
	Qantas Airways Ltd.	528,398	1,312
	nib holdings Ltd.	407,735	1,303
	Reliance Worldwide Corp. Ltd.	718,415	1,264
	Regis Resources Ltd.	425,794	1,218
	Nine Entertainment Co. Holdings Ltd.	1,318,460	1,213
	Shopping Centres Australasia Property Group	829,445	1,202
	Seven Group Holdings Ltd.	117,735	1,158
	Link Administration Holdings Ltd.	468,770	1,144
	Cromwell Property Group	2,185,624	1,114
	IRESS Ltd.	152,708	1,114
	Charter Hall Long Wale REIT	376,747	1,092
	IDP Education Ltd.	114,314	1,084
*	Vocus Group Ltd.	539,600	1,071
	CSR Ltd.	443,724	1,066
	St. Barbara Ltd.	633,858	1,043
	BWP Trust	433,811	991
	Washington H Soul Pattinson & Co. Ltd.	81,940	985
	Harvey Norman Holdings Ltd.	545,850	979
	Nufarm Ltd.	287,219	975
	Viva Energy REIT	608,296	950
*	Nanosonics Ltd.	213,208	950
	Whitehaven Coal Ltd.	782,017	923
[1]	Viva Energy Group Ltd.	958,923	896
	Pendal Group Ltd.	252,293	896
	WiseTech Global Ltd.	73,903	880
	IOOF Holdings Ltd.	314,420	878
*	Megaport Ltd.	111,662	859
*	Silver Lake Resources Ltd.	684,873	846
	Healius Ltd.	503,995	843
*,^	Mesoblast Ltd.	392,689	838

24

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

	Technology One Ltd.	135,684	832
	Bapcor Ltd.	257,081	819
*	Gold Road Resources Ltd.	770,740	787
	Perpetual Ltd.	40,064	779
	National Storage REIT	682,045	766
	Elders Ltd.	136,580	766
*	PolyNovo Ltd.	529,581	736
	Adelaide Brighton Ltd.	411,328	725
	Premier Investments Ltd.	71,044	712
	Lendlease Group	87,731	707
*	Lynas Corp. Ltd.	614,877	688
	IPH Ltd.	143,325	686
	Sims Ltd.	151,358	680
*	InvoCare Ltd.	100,099	669
	Charter Hall Retail REIT (XASX)	320,898	660
	Bravura Solutions Ltd.	211,334	660
	Costa Group Holdings Ltd.	348,513	651
	Bingo Industries Ltd.	429,818	651
	Platinum Asset Management Ltd.	279,171	630
	Austal Ltd.	285,916	620
	Corporate Travel Management Ltd.	75,563	619
	Pro Medicus Ltd.	36,669	617
	Bega Cheese Ltd.	192,621	603
	AP Eagers Ltd.	178,649	591
^	Blackmores Ltd.	11,773	578
	Flight Centre Travel Group Ltd.	81,463	577
*	United Malt Grp Ltd.	207,044	575
*	Perseus Mining Ltd.	949,115	574
	ARB Corp. Ltd.	57,193	562
	Omni Bridgeway Ltd.	212,432	554
	Ingenia Communities Group	228,884	553
	Monadelphous Group Ltd.	75,906	552
	Abacus Property Group	326,948	533
	Growthpoint Properties Australia Ltd.	256,600	515
	Super Retail Group Ltd.	120,823	493
^	Clinuvel Pharmaceuticals Ltd.	34,010	482
	Ramelius Resources Ltd.	559,075	475
*	GrainCorp Ltd. Class A	206,273	474
*	Champion Iron Ltd.	360,729	464
*	Resolute Mining Ltd.	777,200	463
	Collins Foods Ltd.	96,821	460
	Codan Ltd.	109,207	459
	Webjet Ltd.	233,230	457
*	Avita Medical Ltd.	1,541,650	457
	Brickworks Ltd.	51,303	453
	AUB Group Ltd.	59,055	448
	Tassal Group Ltd.	180,916	441
	GUD Holdings Ltd.	73,370	436
	Credit Corp. Group Ltd.	40,553	432
	GWA Group Ltd.	236,653	425
	Sandfire Resources Ltd.	143,980	418
	Aventus Group	375,708	415
	Select Harvests Ltd.	87,322	410
*	EML Payments Ltd.	225,303	407
*	Zip Co. Ltd.	263,498	399
	Centuria Office REIT	316,030	398
	Service Stream Ltd.	308,788	393
	Inghams Group Ltd.	171,409	388
^	Arena REIT	263,045	385
	Rural Funds Group	298,120	376
	Sigma Healthcare Ltd.	948,790	372
	Domain Holdings Australia Ltd.	219,484	372
*	Mayne Pharma Group Ltd.	1,384,577	370
	Netwealth Group Ltd.	75,014	368

25

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

	Centuria Industrial REIT	213,571	366
*	Westgold Resources Ltd.	278,438	366
	Jumbo Interactive Ltd.	46,083	362
	Perenti Global Ltd.	609,057	358
	NRW Holdings Ltd.	324,958	355
	Western Areas Ltd.	250,292	353
*	Cooper Energy Ltd.	1,261,931	351
	G8 Education Ltd.	598,263	336
*	Centuria Capital Group	315,183	328
	Data#3 Ltd.	131,366	328
	Freedom Foods Group Ltd.	114,671	321
	Charter Hall Social Infrastructure REIT	200,735	318
*	nearmap Ltd.	320,070	313
*	Australian Agricultural Co. Ltd.	410,045	309
*,^	Orocobre Ltd.	202,514	294
	GDI Property Group	422,160	285
	Australian Pharmaceutical Industries Ltd.	370,212	281
	SeaLink Travel Group Ltd.	119,855	281
	SmartGroup Corp. Ltd.	79,933	279
	Integral Diagnostics Ltd.	129,818	273
*	Electro Optic Systems Holdings Ltd.	89,921	271
*	PointsBet Holdings Pty Ltd.	99,340	271
	Genworth Mortgage Insurance Australia Ltd.	187,762	260
	oOh!media Ltd.	389,607	258
	HUB24 Ltd.	39,922	251
	Mount Gibson Iron Ltd.	603,625	247
	Infigen Energy	633,664	242
*,^	Pilbara Minerals Ltd.	1,698,796	239
*,^	Bubs Australia Ltd.	403,077	235
*	Emeco Holdings Ltd.	310,922	234
*	Pact Group Holdings Ltd.	189,015	234
*	Starpharma Holdings Ltd.	344,250	234
	Accent Group Ltd.	306,775	231
	BWX Ltd.	97,326	227
	Macmahon Holdings Ltd.	1,569,313	225
	Lovisa Holdings Ltd.	46,881	224
	Asaleo Care Ltd.	331,981	222
	Jupiter Mines Ltd.	1,264,559	222
	Estia Health Ltd.	227,751	221
	New Hope Corp. Ltd.	215,516	215
	MyState Ltd.	82,804	211
	McMillan Shakespeare Ltd.	46,728	202
[1]	Coronado Global Resources Inc.	260,850	200
	Hotel Property Investments	124,298	198
*,^	Galaxy Resources Ltd.	366,598	180
	Southern Cross Media Group Ltd.	1,986,036	179
*	Carnarvon Petroleum Ltd.	1,410,835	172
	OFX Group Ltd.	208,339	166
	Cedar Woods Properties Ltd.	57,580	158
	HT&E Ltd.	216,727	158
	Aurelia Metals Ltd.	729,138	151
	FlexiGroup Ltd.	254,956	149
	Village Roadshow Ltd.	98,515	143
*	Senex Energy Ltd.	986,547	136
*	Eclipx Group Ltd.	287,536	134
*	AMA Group Ltd.	462,525	126
*	Karoon Energy Ltd.	355,361	125
*	Superloop Ltd.	242,910	124
	MACA Ltd.	246,293	117
*,§,^	SpeedCast International Ltd.	219,138	113
	Regis Healthcare Ltd.	116,544	113
	Virtus Health Ltd.	56,162	112
*,^	Myer Holdings Ltd.	779,855	100
	Vita Group Ltd.	139,601	99

26

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Navigator Global Investments Ltd.	110,169	93
	SG Fleet Group Ltd.	105,619	92
*	Dacian Gold Ltd.	353,981	82
*	Paradigm Biopharmaceuticals Ltd.	65,788	82
	Japara Healthcare Ltd.	239,690	77
*	Clean TeQ Holdings Ltd.	522,681	71
*,^	Syrah Resources Ltd.	380,507	57
*	Seven West Media Ltd.	891,866	49
	WPP AUNZ Ltd.	296,820	48
*,^	New Century Resources Ltd.	465,760	45
*	Intega Group Ltd.	214,904	38
*	Cardno Ltd.	177,150	29
	Decmil Group Ltd.	159,817	23
	Charter Hall Retail REIT	10,608	22
*	Liquefied Natural Gas Ltd.	538,805	15
*	Castile Resources Ltd.	72,345	8
	Newcrest Mining Ltd. ADR	25	—
*,§	Bgp Holdings plc Rights	15,642,708	—
*,§	DSHE Holdings Ltd.	147,770	—
			845,593
China (0.0%)
*,§,^	China Fishery Group Ltd.	754,600	41

Hong Kong (8.5%)
	AIA Group Ltd.	10,943,912	100,441
	Hong Kong Exchanges & Clearing Ltd.	1,139,464	36,534
	CK Hutchison Holdings Ltd.	2,426,059	17,982
	Sun Hung Kai Properties Ltd.	1,285,974	17,584
	Link REIT	1,873,898	16,704
	Hong Kong & China Gas Co. Ltd.	8,919,189	15,985
	CLP Holdings Ltd.	1,487,360	15,921
	CK Asset Holdings Ltd.	2,436,498	15,396
	Galaxy Entertainment Group Ltd.	1,938,062	12,465
	Hang Seng Bank Ltd.	656,452	11,481
	BOC Hong Kong Holdings Ltd.	3,259,759	10,005
	Sands China Ltd.	2,173,136	8,798
	China Mengniu Dairy Co. Ltd.	2,424,500	8,585
	Techtronic Industries Co. Ltd.	1,127,156	8,547
	Power Assets Holdings Ltd.	1,240,707	8,313
	Jardine Matheson Holdings Ltd.	189,652	8,307
[1]	WH Group Ltd.	7,613,433	7,261
	MTR Corp. Ltd.	1,290,686	7,151
	New World Development Co. Ltd.	5,193,156	6,135
*,^	Semiconductor Manufacturing International Corp.	2,749,021	5,160
	Henderson Land Development Co. Ltd.	1,179,190	4,806
	Hongkong Land Holdings Ltd.	1,052,947	4,405
	Wheelock & Co. Ltd.	560,668	4,109
	Sino Land Co. Ltd.	2,914,443	4,073
	Hang Lung Properties Ltd.	1,845,841	3,949
^	Wharf Real Estate Investment Co. Ltd.	920,615	3,897
	Lenovo Group Ltd.	6,768,000	3,656
	Want Want China Holdings Ltd.	4,967,220	3,540
	Jardine Strategic Holdings Ltd.	164,551	3,537
	CK Infrastructure Holdings Ltd.	561,313	3,334
	Sun Art Retail Group Ltd.	1,990,231	3,313
	Swire Pacific Ltd. Class A	461,252	3,000
	Tingyi Cayman Islands Holding Corp.	1,687,900	2,996
	AAC Technologies Holdings Inc.	618,757	2,926
*,1	Budweiser Brewing Co. APAC Ltd.	1,066,100	2,897
	ASM Pacific Technology Ltd.	276,136	2,790
	Swire Properties Ltd.	954,835	2,678
^	Vitasoy International Holdings Ltd.	722,304	2,576
	Bank of East Asia Ltd.	1,142,932	2,421
	PCCW Ltd.	3,726,715	2,283

27

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

	Wynn Macau Ltd.	1,313,229	2,268
	Xinyi Solar Holdings Ltd.	3,483,001	2,210
	Xinyi Glass Holdings Ltd.	1,810,640	2,097
	Hysan Development Co. Ltd.	548,726	1,831
	Hang Lung Group Ltd.	789,920	1,804
	SJM Holdings Ltd.	1,687,639	1,666
	NagaCorp Ltd.	1,356,972	1,602
	Wharf Holdings Ltd.	804,615	1,524
	Prada SpA	465,804	1,512
	Minth Group Ltd.	626,783	1,507
	Kerry Properties Ltd.	544,590	1,504
	NWS Holdings Ltd.	1,283,887	1,338
	Melco International Development Ltd.	703,274	1,315
	Dairy Farm International Holdings Ltd.	272,701	1,307
[1]	BOC Aviation Ltd.	188,525	1,289
	United Energy Group Ltd.	6,774,000	1,234
	HKBN Ltd.	708,657	1,220
	Fortune REIT	1,194,833	1,125
	VTech Holdings Ltd.	144,450	1,089
	Champion REIT	1,793,900	1,063
	SITC International Holdings Co. Ltd.	1,073,586	1,061
	Uni-President China Holdings Ltd.	1,012,038	1,016
[1]	Samsonite International SA	1,177,397	1,002
	Yue Yuen Industrial Holdings Ltd.	627,658	1,001
	Swire Pacific Ltd. Class B	833,186	911
	Microport Scientific Corp.	386,219	830
	MGM China Holdings Ltd.	670,136	828
	Shangri-La Asia Ltd.	980,928	810
	Li & Fung Ltd.	5,296,213	795
	Chow Tai Fook Jewellery Group Ltd.	935,418	791
	Gemdale Properties & Investment Corp. Ltd.	4,901,080	781
	Man Wah Holdings Ltd.	1,343,852	772
	Kerry Logistics Network Ltd.	497,111	680
	Shougang Fushan Resources Group Ltd.	3,203,281	639
	Cafe de Coral Holdings Ltd.	304,447	628
^	Cathay Pacific Airways Ltd.	527,864	628
	L'Occitane International SA	405,623	625
	Luk Fook Holdings International Ltd.	283,406	607
	Shun Tak Holdings Ltd.	1,631,370	571
	Shui On Land Ltd.	3,219,066	570
*	COFCO Meat Holdings Ltd.	1,556,007	554
	K Wah International Holdings Ltd.	1,180,843	541
	Johnson Electric Holdings Ltd.	318,519	535
	Haitong International Securities Group Ltd.	2,265,891	531
	CITIC Telecom International Holdings Ltd.	1,340,470	496
	IGG Inc.	766,628	487
*	Pacific Basin Shipping Ltd.	3,880,236	475
	Towngas China Co. Ltd.	928,140	467
	Asia Cement China Holdings Corp.	386,000	447
	Sunlight REIT	865,089	446
*,^,1	Razer Inc.	3,114,000	419
	First Pacific Co. Ltd.	1,965,939	406
	SUNeVision Holdings Ltd.	563,000	400
	Pou Sheng International Holdings Ltd.	1,922,253	393
	Stella International Holdings Ltd.	389,000	391
	Dah Sing Financial Holdings Ltd.	116,660	385
	Nexteer Automotive Group Ltd.	741,211	381
	Road King Infrastructure Ltd.	242,814	375
	Television Broadcasts Ltd.	270,447	373
	Guotai Junan International Holdings Ltd.	2,795,336	366
^	United Laboratories International Holdings Ltd.	423,873	366
	Prosperity REIT	1,133,661	364
	Lifestyle International Holdings Ltd.	381,907	364
	China Harmony New Energy Auto Holding Ltd.	678,115	350

28

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)

§	Town Health International Medical Group Ltd.	3,921,659	348
*,^	MMG Ltd.	1,972,286	341
	Far East Consortium International Ltd.	930,493	330
	Huabao International Holdings Ltd.	793,071	315
*,^	Suncity Group Holdings Ltd.	1,980,000	306
*	FIH Mobile Ltd.	2,687,581	300
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	297
*	Value Partners Group Ltd.	748,665	297
	China Travel International Investment Hong Kong Ltd.	2,100,268	294
*	Xinyi Energy Holdings Ltd.	1,012,000	288
	Dah Sing Banking Group Ltd.	292,356	287
	Canvest Environmental Protection Group Co. Ltd.	633,675	278
	VSTECS Holdings Ltd.	590,000	271
	Dynam Japan Holdings Co. Ltd.	251,344	251
	SmarTone Telecommunications Holdings Ltd.	374,735	237
*,§	Convoy Global Holdings Ltd.	10,860,141	234
^,1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	248,000	227
	Pacific Textiles Holdings Ltd.	447,697	227
	Chow Sang Sang Holdings International Ltd.	220,922	222
*,^	Hong Kong Television Network Ltd.	357,142	221
	Giordano International Ltd.	1,092,590	220
	Sun Hung Kai & Co. Ltd.	528,182	217
	Chinese Estates Holdings Ltd.	447,000	214
*,^,1	Frontage Holdings Corp.	470,000	213
*,1	Impro Precision Industries Ltd.	636,000	208
^	NOVA Group Holdings Ltd.	1,100,000	207
^,1	FIT Hon Teng Ltd.	944,000	204
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	201
[1]	CGN New Energy Holdings Co. Ltd.	962,897	199
	Ju Teng International Holdings Ltd.	752,334	192
^	SA Sa International Holdings Ltd.	1,012,953	190
*	Glory Sun Land Group Ltd.	2,085,000	187
*,^	We Solutions Ltd.	3,364,000	173
*,^	Macau Legend Development Ltd.	1,388,954	168
*	Esprit Holdings Ltd.	1,705,597	164
[1]	IMAX China Holding Inc.	102,275	155
*	Truly International Holdings Ltd.	1,389,603	154
	Inspur International Ltd.	484,000	147
[1]	Regina Miracle International Holdings Ltd.	302,395	143
[1]	Crystal International Group Ltd.	506,500	140
*	G-Resources Group Ltd.	20,855,198	119
^	Anton Oilfield Services Group	1,896,022	118
	Lee's Pharmaceutical Holdings Ltd.	236,812	116
*	NewOcean Energy Holdings Ltd.	817,858	114
*,^	Digital Domain Holdings Ltd.	17,008,031	100
	Texwinca Holdings Ltd.	585,037	99
*,^	HC Group Inc.	542,107	91
*	Lifestyle China Group Ltd.	394,899	91
*	Emperor Capital Group Ltd.	4,205,145	84
*	China Silver Group Ltd.	1,092,976	83
*	Goodbaby International Holdings Ltd.	798,975	82
*	New World Department Store China Ltd.	421,000	81
*	GCL New Energy Holdings Ltd.	5,581,422	79
	Singamas Container Holdings Ltd.	1,277,323	70
	Emperor Watch & Jewellery Ltd.	3,684,532	66
	EVA Precision Industrial Holdings Ltd.	1,043,049	66
*	Honghua Group Ltd.	2,079,517	64
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	64
	Henderson Investment Ltd.	1,111,863	63
	BOE Varitronix Ltd.	221,699	60
*	KuangChi Science Ltd.	1,821,600	56
*,§	Camsing International Holding Ltd.	366,000	55
*,^	China LNG Group Ltd.	1,674,344	53
	Agritrade Resources Ltd.	2,330,000	50

29

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Parkson Retail Group Ltd.	979,650	49
	Shenwan Hongyuan HK Ltd.	378,136	44
*	Beijing Enterprises Medical	2,172,818	41
*,§	China Baoli Technologies Holdings Ltd.	3,077,500	39
*	Beijing Sports and Entertainment Industry Group Ltd.	317,500	9
*	Zhaobangji Properties Holdings Ltd.	40,000	7
			473,684
Japan (60.3%)
	Toyota Motor Corp.	2,224,925	137,560
	Sony Corp.	1,111,039	71,500
	SoftBank Group Corp.	1,464,970	62,792
	Keyence Corp.	162,966	58,181
	Takeda Pharmaceutical Co. Ltd.	1,377,224	49,665
	Mitsubishi UFJ Financial Group Inc.	11,293,772	45,627
	KDDI Corp.	1,547,066	44,810
	Nintendo Co. Ltd.	96,495	39,845
	Shin-Etsu Chemical Co. Ltd.	360,250	39,736
	Daiichi Sankyo Co. Ltd.	574,949	39,523
	Honda Motor Co. Ltd.	1,558,886	37,856
	Recruit Holdings Co. Ltd.	1,141,912	33,311
	Kao Corp.	425,025	32,776
	Sumitomo Mitsui Financial Group Inc.	1,175,388	30,909
	Daikin Industries Ltd.	239,673	30,757
	NTT DOCOMO Inc.	1,039,329	30,630
	Hoya Corp.	332,546	30,326
	Murata Manufacturing Co. Ltd.	515,379	29,040
	Tokyo Electron Ltd.	134,684	28,685
	FANUC Corp.	173,768	28,361
	Tokio Marine Holdings Inc.	595,524	27,939
	Astellas Pharma Inc.	1,683,701	27,847
	Mizuho Financial Group Inc.	23,002,670	26,785
	Central Japan Railway Co.	163,352	25,704
	Nippon Telegraph & Telephone Corp.	1,097,886	25,003
	Hitachi Ltd.	835,928	24,810
	Nidec Corp.	421,066	24,512
	ITOCHU Corp.	1,228,492	24,085
	East Japan Railway Co.	326,745	23,859
	SMC Corp.	51,929	23,473
	Chugai Pharmaceutical Co. Ltd.	195,846	23,345
	Mitsubishi Corp.	1,098,321	23,293
	Seven & i Holdings Co. Ltd.	697,449	23,097
	Fast Retailing Co. Ltd.	46,380	21,996
	Mitsubishi Electric Corp.	1,786,614	21,984
	Oriental Land Co. Ltd.	170,190	21,520
	Mitsui & Co. Ltd.	1,529,857	21,354
	Shiseido Co. Ltd.	351,038	20,639
	Japan Tobacco Inc.	1,071,569	19,956
	Softbank Corp.	1,453,281	19,791
	Terumo Corp.	592,432	19,658
	Canon Inc.	915,811	19,264
	Fujitsu Ltd.	173,182	16,824
	Mitsubishi Estate Co. Ltd.	1,038,859	16,807
	Eisai Co. Ltd.	238,934	16,680
	Bridgestone Corp.	521,828	16,243
	Komatsu Ltd.	827,037	15,648
	Mitsui Fudosan Co. Ltd.	850,260	15,634
	FUJIFILM Holdings Corp.	327,187	15,585
	Olympus Corp.	954,620	15,147
	Otsuka Holdings Co. Ltd.	379,321	14,909
	Daiwa House Industry Co. Ltd.	587,470	14,887
	Kyocera Corp.	277,392	14,821
	Panasonic Corp.	1,927,535	14,694
	Secom Co. Ltd.	175,397	14,596
	Denso Corp.	411,403	14,462

30

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

		Market
		Value
	Shares	($000)
Kirin Holdings Co. Ltd.	715,301	13,804
M3 Inc.	381,188	13,759
Shionogi & Co. Ltd.	249,107	13,758
ORIX Corp.	1,160,811	13,660
Suzuki Motor Corp.	408,747	13,045
Unicharm Corp.	349,434	12,878
Aeon Co. Ltd.	633,138	12,746
MS&AD Insurance Group Holdings Inc.	438,468	12,632
Kubota Corp.	994,005	12,344
Dai-ichi Life Holdings Inc.	976,795	12,241
Asahi Group Holdings Ltd.	344,541	11,847
Sysmex Corp.	171,211	11,828
Sumitomo Corp.	1,013,801	11,468
Nomura Holdings Inc.	2,738,614	11,364
Subaru Corp.	554,348	11,095
Shimano Inc.	70,733	10,423
Nitori Holdings Co. Ltd.	67,237	10,306
West Japan Railway Co.	164,780	10,183
Omron Corp.	171,189	10,055
Sompo Holdings Inc.	308,420	10,004
Toshiba Corp.	399,758	9,913
Sumitomo Mitsui Trust Holdings Inc.	331,536	9,653
JXTG Holdings Inc.	2,718,159	9,637
Japan Post Holdings Co. Ltd.	1,200,820	9,605
Sumitomo Realty & Development Co. Ltd.	357,120	9,565
Ono Pharmaceutical Co. Ltd.	389,101	9,374
TDK Corp.	108,327	9,339
Z Holdings Corp.	2,354,688	9,088
Obic Co. Ltd.	60,288	9,047
Japan Exchange Group Inc.	485,584	9,032
Sekisui House Ltd.	523,425	8,979
Pan Pacific International Holdings Corp.	460,608	8,924
Bandai Namco Holdings Inc.	176,243	8,806
Advantest Corp.	179,249	8,697
NEC Corp.	226,159	8,679
Chubu Electric Power Co. Inc.	633,302	8,565
MEIJI Holdings Co. Ltd.	121,399	8,432
Tokyo Gas Co. Ltd.	383,234	8,410
Nippon Paint Holdings Co. Ltd.	139,679	8,073
Asahi Kasei Corp.	1,124,516	7,978
Ajinomoto Co. Inc.	442,434	7,880
Kintetsu Group Holdings Co. Ltd.	162,454	7,761
Yaskawa Electric Corp.	234,720	7,653
Kikkoman Corp.	165,399	7,600
Toyota Industries Corp.	144,972	7,297
Makita Corp.	220,315	7,174
Nitto Denko Corp.	140,647	7,026
Sumitomo Electric Industries Ltd.	680,403	7,000
Marubeni Corp.	1,413,243	6,806
Hankyu Hanshin Holdings Inc.	198,135	6,779
Kansai Electric Power Co. Inc.	658,116	6,744
Tokyu Corp.	446,901	6,727
Osaka Gas Co. Ltd.	357,565	6,659
Mitsubishi Heavy Industries Ltd.	258,139	6,620
Mitsubishi Chemical Holdings Corp.	1,151,746	6,546
Yakult Honsha Co. Ltd.	110,837	6,439
Toray Industries Inc.	1,371,878	6,290
Tobu Railway Co. Ltd.	183,899	6,238
Nippon Steel Corp.	737,016	6,201
Resona Holdings Inc.	1,983,824	6,196
MINEBEA MITSUMI Inc.	376,299	6,118
Daifuku Co. Ltd.	87,264	6,107
Odakyu Electric Railway Co. Ltd.	276,256	6,092
Rakuten Inc.	715,065	6,063

31

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Shimadzu Corp.	242,940	6,050
	MISUMI Group Inc.	251,311	5,969
	Nexon Co. Ltd.	368,114	5,944
	Nissan Motor Co. Ltd.	1,743,630	5,935
	Keio Corp.	104,125	5,890
	NTT Data Corp.	568,357	5,800
	Yamaha Corp.	142,961	5,771
	Nomura Research Institute Ltd.	233,539	5,717
	Santen Pharmaceutical Co. Ltd.	322,407	5,707
	Daiwa Securities Group Inc.	1,363,676	5,671
	Taisei Corp.	181,590	5,661
	Yamato Holdings Co. Ltd.	321,500	5,611
	Disco Corp.	25,071	5,599
	Daito Trust Construction Co. Ltd.	58,322	5,546
	Sumitomo Metal Mining Co. Ltd.	214,363	5,343
	SG Holdings Co. Ltd.	191,600	5,331
	Obayashi Corp.	609,829	5,330
	Inpex Corp.	825,632	5,330
	Trend Micro Inc.	104,822	5,318
	Dai Nippon Printing Co. Ltd.	251,280	5,298
	Kyowa Kirin Co. Ltd.	225,402	5,231
	Kobayashi Pharmaceutical Co. Ltd.	55,414	5,137
	Nissin Foods Holdings Co. Ltd.	61,925	5,090
	Nagoya Railroad Co. Ltd.	176,450	5,049
	Hamamatsu Photonics KK	115,439	5,046
	Idemitsu Kosan Co. Ltd.	211,822	4,813
	Lion Corp.	228,621	4,806
	Toyota Tsusho Corp.	201,207	4,790
*	Tokyo Electric Power Co. Holdings Inc.	1,409,107	4,743
	Rohm Co. Ltd.	74,919	4,737
	Nissan Chemical Corp.	122,042	4,683
	TOTO Ltd.	130,766	4,552
	Lasertec Corp.	68,746	4,547
	Aisin Seiki Co. Ltd.	156,152	4,497
	Asahi Intecc Co. Ltd.	169,352	4,486
	Tsuruha Holdings Inc.	32,931	4,415
	Suntory Beverage & Food Ltd.	113,814	4,286
	T&D Holdings Inc.	494,455	4,274
	Kajima Corp.	409,342	4,253
	Otsuka Corp.	92,574	4,192
	Ricoh Co. Ltd.	614,504	4,189
	Sumitomo Chemical Co. Ltd.	1,364,730	4,186
	TIS Inc.	215,775	4,115
	AGC Inc.	166,524	4,107
	Oji Holdings Corp.	796,709	4,045
	Dentsu Group Inc.	193,673	4,045
	Tohoku Electric Power Co. Inc.	428,840	4,036
	Sekisui Chemical Co. Ltd.	315,960	4,005
	Toho Gas Co. Ltd.	81,182	3,989
	Keihan Holdings Co. Ltd.	88,443	3,975
	Toyo Suisan Kaisha Ltd.	81,975	3,942
	Koito Manufacturing Co. Ltd.	103,721	3,907
	Hikari Tsushin Inc.	20,095	3,889
	Hitachi Chemical Co. Ltd.	89,803	3,852
	Shimizu Corp.	499,948	3,840
	SBI Holdings Inc.	205,572	3,840
	Kyushu Railway Co.	142,370	3,830
	Nihon M&A Center Inc.	116,612	3,804
	Keisei Electric Railway Co. Ltd.	126,052	3,802
	Toppan Printing Co. Ltd.	250,972	3,728
	Keikyu Corp.	224,304	3,687
	Miura Co. Ltd.	88,843	3,666
	CyberAgent Inc.	86,753	3,642
	Brother Industries Ltd.	213,957	3,626

32

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Nisshin Seifun Group Inc.	232,505	3,613
	Hoshizaki Corp.	47,156	3,594
	FamilyMart Co. Ltd.	208,732	3,540
	Chugoku Electric Power Co. Inc.	261,767	3,522
	Isuzu Motors Ltd.	462,354	3,514
	Pigeon Corp.	97,595	3,475
	Japan Post Bank Co. Ltd.	371,303	3,448
*	Renesas Electronics Corp.	644,069	3,401
	MonotaRO Co. Ltd.	105,758	3,398
	Toho Co. Ltd.	102,899	3,370
	Yamada Denki Co. Ltd.	707,873	3,357
	Hirose Electric Co. Ltd.	30,511	3,350
	Kyushu Electric Power Co. Inc.	420,978	3,336
	Kansai Paint Co. Ltd.	175,186	3,328
	Kose Corp.	26,066	3,259
	Yamaha Motor Co. Ltd.	252,544	3,249
	GMO Payment Gateway Inc.	36,192	3,226
	Hulic Co. Ltd.	325,938	3,224
	Welcia Holdings Co. Ltd.	44,182	3,208
	Nippon Shinyaku Co. Ltd.	45,460	3,192
	NH Foods Ltd.	89,560	3,179
	Tosoh Corp.	257,173	3,143
	Alfresa Holdings Corp.	157,400	3,139
	Nippon Express Co. Ltd.	64,251	3,138
	Taiyo Yuden Co. Ltd.	111,881	3,120
	Kuraray Co. Ltd.	311,467	3,116
	Concordia Financial Group Ltd.	1,013,833	3,106
	Azbil Corp.	117,596	3,093
	JSR Corp.	163,668	3,079
	Mitsui Chemicals Inc.	156,788	3,078
	JFE Holdings Inc.	463,704	3,077
	NGK Insulators Ltd.	235,005	3,075
	USS Co. Ltd.	192,357	3,046
	Marui Group Co. Ltd.	185,858	3,042
	Nabtesco Corp.	106,121	3,037
	Casio Computer Co. Ltd.	191,960	3,029
	Oracle Corp. Japan	29,417	3,028
	Stanley Electric Co. Ltd.	132,049	3,009
	SUMCO Corp.	211,152	3,006
	Electric Power Development Co. Ltd.	149,408	2,990
	Hisamitsu Pharmaceutical Co. Inc.	63,403	2,987
	Yokogawa Electric Corp.	218,964	2,985
	Mazda Motor Corp.	517,032	2,923
*	PeptiDream Inc.	77,630	2,895
	Square Enix Holdings Co. Ltd.	69,954	2,867
	Sohgo Security Services Co. Ltd.	59,989	2,862
	Nikon Corp.	307,404	2,859
	LIXIL Group Corp.	238,302	2,859
	Showa Denko KK	129,359	2,831
	COMSYS Holdings Corp.	102,191	2,810
	Ito En Ltd.	50,434	2,802
	Shizuoka Bank Ltd.	457,299	2,776
	Kurita Water Industries Ltd.	99,464	2,775
	Seiko Epson Corp.	244,213	2,773
	NSK Ltd.	398,910	2,761
	Haseko Corp.	251,591	2,731
	Fuji Electric Co. Ltd.	114,000	2,719
	Konami Holdings Corp.	86,006	2,701
	Itochu Techno-Solutions Corp.	87,814	2,683
	Tokyu Fudosan Holdings Corp.	547,819	2,680
	NGK Spark Plug Co. Ltd.	176,887	2,648
	Sony Financial Holdings Inc.	138,410	2,624
	Teijin Ltd.	164,506	2,623
	Suzuken Co. Ltd.	67,493	2,601

33

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sojitz Corp.	1,121,465	2,595
	Amada Co. Ltd.	285,769	2,583
	Chiba Bank Ltd.	556,066	2,580
^	Skylark Holdings Co. Ltd.	172,308	2,547
	MediPal Holdings Corp.	131,951	2,545
	Rohto Pharmaceutical Co. Ltd.	87,447	2,544
	Ryohin Keikaku Co. Ltd.	213,000	2,535
^	Anritsu Corp.	124,153	2,527
	Rinnai Corp.	33,236	2,517
	Ibiden Co. Ltd.	98,379	2,515
	Capcom Co. Ltd.	81,868	2,509
	THK Co. Ltd.	103,599	2,477
	Taisho Pharmaceutical Holdings Co. Ltd.	39,210	2,450
	Nichirei Corp.	97,001	2,427
	Kakaku.com Inc.	117,569	2,399
	Matsumotokiyoshi Holdings Co. Ltd.	68,734	2,366
	Nihon Kohden Corp.	66,051	2,363
	Hakuhodo DY Holdings Inc.	211,843	2,347
	Mitsubishi Materials Corp.	113,968	2,334
	Seibu Holdings Inc.	193,604	2,323
	Lawson Inc.	43,771	2,275
*	LINE Corp.	46,510	2,275
	Kyowa Exeo Corp.	92,584	2,256
	Hitachi Construction Machinery Co. Ltd.	96,037	2,253
	Coca-Cola Bottlers Japan Holdings Inc.	125,199	2,242
	Nankai Electric Railway Co. Ltd.	99,690	2,225
	Air Water Inc.	161,969	2,184
	Sega Sammy Holdings Inc.	180,167	2,182
	Bank of Kyoto Ltd.	63,635	2,178
	Sumitomo Heavy Industries Ltd.	102,203	2,154
	NET One Systems Co. Ltd.	74,712	2,154
	ANA Holdings Inc.	100,868	2,143
	Japan Post Insurance Co. Ltd.	167,176	2,136
	Taiheiyo Cement Corp.	108,736	2,135
	Cosmos Pharmaceutical Corp.	7,959	2,131
	Fukuoka Financial Group Inc.	146,826	2,098
	Sumitomo Dainippon Pharma Co. Ltd.	150,662	2,084
	Shinsei Bank Ltd.	172,264	2,078
	House Foods Group Inc.	65,454	2,061
	Relo Group Inc.	94,316	2,043
	Calbee Inc.	67,250	2,035
	NOF Corp.	61,372	2,034
	Yamazaki Baking Co. Ltd.	114,241	2,020
	Taiyo Nippon Sanso Corp.	129,932	2,015
	Daicel Corp.	248,079	2,014
	Tokyo Tatemono Co. Ltd.	178,639	2,009
	Mitsubishi Gas Chemical Co. Inc.	162,990	1,997
	Ezaki Glico Co. Ltd.	45,158	1,983
	Sundrug Co. Ltd.	57,893	1,982
	Kawasaki Heavy Industries Ltd.	130,055	1,965
	Kewpie Corp.	98,474	1,956
	Isetan Mitsukoshi Holdings Ltd.	315,913	1,922
	Sawai Pharmaceutical Co. Ltd.	35,148	1,919
	Kinden Corp.	118,921	1,914
	Mebuki Financial Group Inc.	909,570	1,911
	Denka Co. Ltd.	78,871	1,905
	Mitsubishi UFJ Lease & Finance Co. Ltd.	397,219	1,897
	Aozora Bank Ltd.	106,421	1,894
	JGC Holdings Corp.	195,714	1,890
	Nippon Yusen KK	142,959	1,882
	Ebara Corp.	85,030	1,875
	Justsystems Corp.	30,642	1,874
	Alps Alpine Co. Ltd.	180,520	1,862
	TechnoPro Holdings Inc.	32,641	1,859

34

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)
	Sugi Holdings Co. Ltd.	30,231	1,823
	Japan Airlines Co. Ltd.	101,940	1,818
	J Front Retailing Co. Ltd.	222,238	1,813
	Kagome Co. Ltd.	69,934	1,786
	Benesse Holdings Inc.	62,618	1,783
	Sotetsu Holdings Inc.	69,538	1,783
	Horiba Ltd.	33,220	1,758
	Persol Holdings Co. Ltd.	151,311	1,740
	Mitsui OSK Lines Ltd.	99,865	1,732
	Hitachi Metals Ltd.	179,186	1,727
	Goldwin Inc.	32,032	1,725
	K's Holdings Corp.	158,260	1,724
	Iida Group Holdings Co. Ltd.	128,938	1,713
	SHO-BOND Holdings Co. Ltd.	42,186	1,693
	Nihon Unisys Ltd.	58,199	1,683
	Zensho Holdings Co. Ltd.	85,170	1,677
	DIC Corp.	72,119	1,675
	Nomura Real Estate Holdings Inc.	102,820	1,672
	Sankyu Inc.	43,468	1,670
	Nishi-Nippon Railroad Co. Ltd.	67,347	1,648
	SCSK Corp.	36,305	1,643
	Japan Airport Terminal Co. Ltd.	40,283	1,634
	Seino Holdings Co. Ltd.	137,210	1,633
	SCREEN Holdings Co. Ltd.	33,717	1,628
	Seven Bank Ltd.	600,172	1,627
	Ship Healthcare Holdings Inc.	35,905	1,624
	Kamigumi Co. Ltd.	91,685	1,614
	Mitsubishi Motors Corp.	566,091	1,604
	Sumitomo Rubber Industries Ltd.	164,145	1,593
	Credit Saison Co. Ltd.	139,825	1,588
	Konica Minolta Inc.	407,441	1,577
	Tsumura & Co.	56,965	1,576
	Kaken Pharmaceutical Co. Ltd.	28,439	1,565
	FP Corp.	20,693	1,561
	Park24 Co. Ltd.	99,312	1,559
	Sharp Corp.	140,015	1,541
	JTEKT Corp.	205,710	1,507
	PALTAC Corp.	28,652	1,496
	Ube Industries Ltd.	89,100	1,494
	Rengo Co. Ltd.	189,926	1,480
	Nifco Inc.	76,610	1,479
	Tokai Carbon Co. Ltd.	177,986	1,472
	Nippon Kayaku Co. Ltd.	151,618	1,467
	Asics Corp.	154,105	1,461
	Sumitomo Forestry Co. Ltd.	118,086	1,459
	Hachijuni Bank Ltd.	405,306	1,447
	Hino Motors Ltd.	242,756	1,444
	Fancl Corp.	60,168	1,442
	ZOZO Inc.	89,268	1,440
	Kyushu Financial Group Inc.	341,291	1,440
*	Ain Holdings Inc.	25,307	1,420
	Sushiro Global Holdings Ltd.	91,568	1,412
	IHI Corp.	113,465	1,406
	Acom Co. Ltd.	346,926	1,402
	Tokyo Century Corp.	40,883	1,398
	Tokyo Ohka Kogyo Co. Ltd.	32,316	1,390
	Mabuchi Motor Co. Ltd.	44,761	1,386
	Nippon Shokubai Co. Ltd.	29,052	1,372
	Morinaga & Co. Ltd.	33,310	1,369
	Toyo Seikan Group Holdings Ltd.	133,331	1,353
	Koei Tecmo Holdings Co. Ltd.	51,187	1,347
	Aeon Mall Co. Ltd.	107,001	1,345
	Sanwa Holdings Corp.	172,974	1,342
	Morinaga Milk Industry Co. Ltd.	34,313	1,330

35

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

		Market
		Value
	Shares	($000)
Chugoku Bank Ltd.	143,201	1,319
Aica Kogyo Co. Ltd.	45,755	1,318
Mitsubishi Logistics Corp.	59,000	1,303
Zenkoku Hosho Co. Ltd.	44,265	1,290
Kaneka Corp.	49,730	1,286
Infomart Corp.	185,632	1,282
Tokuyama Corp.	60,482	1,276
Iyo Bank Ltd.	234,825	1,258
Shimamura Co. Ltd.	19,851	1,252
Penta-Ocean Construction Co. Ltd.	247,475	1,250
Mani Inc.	55,415	1,234
Nippon Paper Industries Co. Ltd.	86,109	1,230
Amano Corp.	59,780	1,227
Maruichi Steel Tube Ltd.	54,327	1,222
JCR Pharmaceuticals Co. Ltd.	12,733	1,220
TS Tech Co. Ltd.	44,861	1,216
Toda Corp.	208,220	1,210
Yaoko Co. Ltd.	19,501	1,209
Bic Camera Inc.	130,293	1,206
Toyoda Gosei Co. Ltd.	64,759	1,206
NOK Corp.	103,329	1,203
ABC-Mart Inc.	23,666	1,203
Nitto Boseki Co. Ltd.	25,369	1,200
Yokohama Rubber Co. Ltd.	94,112	1,197
Yoshinoya Holdings Co. Ltd.	57,602	1,190
Gunma Bank Ltd.	369,372	1,183
Pola Orbis Holdings Inc.	66,252	1,182
Ulvac Inc.	42,775	1,179
Takashimaya Co. Ltd.	129,757	1,173
Open House Co. Ltd.	53,524	1,167
Takara Holdings Inc.	157,979	1,163
Fuji Corp.	69,436	1,163
GMO internet Inc.	52,612	1,145
DeNA Co. Ltd.	92,735	1,142
Kusuri no Aoki Holdings Co. Ltd.	14,426	1,135
Zeon Corp.	128,214	1,123
Nipro Corp.	99,448	1,112
Nippon Gas Co. Ltd.	33,517	1,105
Miraca Holdings Inc.	44,142	1,105
Iwatani Corp.	32,311	1,104
Yamaguchi Financial Group Inc.	204,404	1,102
Hazama Ando Corp.	176,359	1,098
Dowa Holdings Co. Ltd.	39,629	1,096
Nagase & Co. Ltd.	91,085	1,096
ADEKA Corp.	87,138	1,094
Sankyo Co. Ltd.	39,778	1,092
Pilot Corp.	32,484	1,088
Toyo Tire Corp.	91,530	1,072
Tokyo Seimitsu Co. Ltd.	33,121	1,071
Daiichikosho Co. Ltd.	35,507	1,066
Hiroshima Bank Ltd.	256,426	1,065
Sumitomo Osaka Cement Co. Ltd.	32,726	1,065
Mirait Holdings Corp.	82,438	1,065
Izumi Co. Ltd.	36,115	1,057
Nippon Electric Glass Co. Ltd.	72,464	1,056
Shikoku Electric Power Co. Inc.	135,825	1,050
Sapporo Holdings Ltd.	55,108	1,049
Nippon Suisan Kaisha Ltd.	235,375	1,047
AEON Financial Service Co. Ltd.	100,531	1,045
Furukawa Electric Co. Ltd.	54,973	1,035
Ushio Inc.	97,937	1,033
Fukuyama Transporting Co. Ltd.	29,745	1,031
Jeol Ltd.	34,524	1,021
Hokuriku Electric Power Co.	151,042	1,018

36

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Daiwabo Holdings Co. Ltd.	16,516	1,017
	OKUMA Corp.	26,740	1,008
	Kyudenko Corp.	35,718	1,001
	Glory Ltd.	44,443	999
	Shochiku Co. Ltd.	9,156	998
	As One Corp.	11,142	995
	Daido Steel Co. Ltd.	29,945	989
	Toagosei Co. Ltd.	107,614	985
	Wacoal Holdings Corp.	48,667	982
	Digital Garage Inc.	27,248	976
	SMS Co. Ltd.	44,468	969
	Kobe Bussan Co. Ltd.	20,000	966
	Shiga Bank Ltd.	40,964	965
	GS Yuasa Corp.	67,838	964
	Nichias Corp.	48,039	955
	Nippo Corp.	42,363	953
	Inaba Denki Sangyo Co. Ltd.	44,960	951
	Menicon Co. Ltd.	21,892	950
	Benefit One Inc.	54,080	949
	Hitachi Transport System Ltd.	38,999	947
	Toho Holdings Co. Ltd.	45,660	946
	NHK Spring Co. Ltd.	142,641	944
	Showa Corp.	44,672	939
	Fujitec Co. Ltd.	65,740	938
	Ariake Japan Co. Ltd.	16,217	935
	Keihin Corp.	39,099	933
	Maeda Corp.	115,877	929
	Kokuyo Co. Ltd.	76,007	929
	Duskin Co. Ltd.	35,795	925
	Toyobo Co. Ltd.	78,292	912
	OSG Corp.	69,897	908
	Jafco Co. Ltd.	28,155	902
	Mochida Pharmaceutical Co. Ltd.	22,980	899
	Takara Bio Inc.	40,286	899
	TOKAI Holdings Corp.	99,275	897
	Lintec Corp.	41,767	896
	Fuji Oil Holdings Inc.	38,290	893
	Mitsui Mining & Smelting Co. Ltd.	47,845	893
	DMG Mori Co. Ltd.	87,124	891
*	Kobe Steel Ltd.	266,006	890
	Hokuhoku Financial Group Inc.	108,605	882
	Meitec Corp.	19,981	882
	NSD Co. Ltd.	62,052	879
	NEC Networks & System Integration Corp.	20,395	878
	Nisshinbo Holdings Inc.	125,711	876
	Fuyo General Lease Co. Ltd.	17,511	876
	Shimachu Co. Ltd.	34,988	874
	Sakata Seed Corp.	26,750	864
	Cosmo Energy Holdings Co. Ltd.	57,401	862
	Systena Corp.	61,280	862
	Takasago Thermal Engineering Co. Ltd.	54,598	861
	Internet Initiative Japan Inc.	25,173	860
^	Daio Paper Corp.	62,966	859
	Nippon Light Metal Holdings Co. Ltd.	544,146	857
	Nikkon Holdings Co. Ltd.	43,053	836
	Heiwa Real Estate Co. Ltd.	30,935	831
	77 Bank Ltd.	61,970	826
	Nishimatsu Construction Co. Ltd.	43,441	823
	CKD Corp.	48,745	813
	Megmilk Snow Brand Co. Ltd.	35,606	812
	Fujitsu General Ltd.	48,940	810
	Kandenko Co. Ltd.	95,614	800
	Nihon Parkerizing Co. Ltd.	77,551	794
	Kenedix Inc.	175,608	794

37

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	cocokara fine Inc.	16,815	793
	Citizen Watch Co. Ltd.	224,381	792
	Nishi-Nippon Financial Holdings Inc.	135,542	791
	Kiyo Bank Ltd.	53,500	791
	Topcon Corp.	95,514	784
	Paramount Bed Holdings Co. Ltd.	18,811	776
	Daishi Hokuetsu Financial Group Inc.	35,648	775
	Katitas Co. Ltd.	44,000	768
	Asahi Holdings Inc.	33,958	767
	Toei Co. Ltd.	6,168	766
	Elecom Co. Ltd.	19,411	765
	Taikisha Ltd.	25,967	756
	Sanrio Co. Ltd.	50,576	751
	Shinko Electric Industries Co. Ltd.	60,093	750
	Japan Material Co. Ltd.	51,736	749
	Sangetsu Corp.	50,305	749
	Sumitomo Bakelite Co. Ltd.	28,950	748
	NTN Corp.	389,417	747
	Heiwa Corp.	44,256	745
	Tadano Ltd.	97,566	744
	Milbon Co. Ltd.	16,914	742
	Japan Elevator Service Holdings Co. Ltd.	29,100	740
*	Kawasaki Kisen Kaisha Ltd.	75,214	740
	NS Solutions Corp.	28,948	731
	Daiseki Co. Ltd.	33,020	729
	Nissin Kogyo Co. Ltd.	34,923	725
	Mizuho Leasing Co. Ltd.	37,666	724
	DCM Holdings Co. Ltd.	73,862	722
	Trusco Nakayama Corp.	33,318	721
	Senko Group Holdings Co. Ltd.	88,210	719
	Toshiba TEC Corp.	21,987	716
	Kumiai Chemical Industry Co. Ltd.	88,437	714
	Canon Marketing Japan Inc.	36,889	710
	Earth Corp.	12,239	710
	DTS Corp.	36,612	702
	Tsubakimoto Chain Co.	29,944	701
	Kumagai Gumi Co. Ltd.	31,937	700
	Takuma Co. Ltd.	64,652	699
	Oki Electric Industry Co. Ltd.	72,510	697
	Fujikura Ltd.	236,522	695
	JINS Holdings Inc.	13,030	687
	Hitachi Capital Corp.	35,502	687
	Matsui Securities Co. Ltd.	93,823	685
	BayCurrent Consulting Inc.	12,047	683
	San-A Co. Ltd.	16,916	681
	Japan Lifeline Co. Ltd.	57,808	680
	Kureha Corp.	16,826	679
	Tomy Co. Ltd.	83,686	676
	Showa Sangyo Co. Ltd.	22,386	670
	Toyota Boshoku Corp.	53,626	670
	Anicom Holdings Inc.	18,134	669
	Fuji Soft Inc.	19,003	669
	Kanematsu Corp.	67,814	668
	Japan Steel Works Ltd.	53,981	663
	Kato Sangyo Co. Ltd.	19,499	661
	Kotobuki Spirits Co. Ltd.	16,913	661
	San-In Godo Bank Ltd.	125,898	660
	Okinawa Electric Power Co. Inc.	36,095	658
	Noevir Holdings Co. Ltd.	14,027	657
	Itoham Yonekyu Holdings Inc.	112,736	654
^	Colowide Co. Ltd.	47,237	650
	Totetsu Kogyo Co. Ltd.	24,970	645
	TKC Corp.	13,032	644
	Nippon Soda Co. Ltd.	25,072	643

38

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Okumura Corp.	30,085	642
	Nippon Flour Mills Co. Ltd.	40,663	640
	Maruha Nichiro Corp.	30,532	639
	Hokkoku Bank Ltd.	21,384	636
	Ogaki Kyoritsu Bank Ltd.	31,119	635
	Taiyo Holdings Co. Ltd.	15,520	635
	Hogy Medical Co. Ltd.	20,096	628
	Awa Bank Ltd.	28,823	627
	Fuji Seal International Inc.	36,103	627
	Nisshin Oillio Group Ltd.	18,990	624
	Ichibanya Co. Ltd.	15,024	624
	Joyful Honda Co. Ltd.	51,214	624
	en-japan Inc.	28,100	619
	Autobacs Seven Co. Ltd.	52,914	618
	Hokkaido Electric Power Co. Inc.	159,770	611
	Prima Meat Packers Ltd.	26,965	611
	Kissei Pharmaceutical Co. Ltd.	25,752	611
	Prestige International Inc.	77,806	608
	Valor Holdings Co. Ltd.	32,625	606
	Fuji Kyuko Co. Ltd.	20,993	606
	Orient Corp.	526,345	602
	H2O Retailing Corp.	76,500	600
	Kameda Seika Co. Ltd.	12,438	596
	OBIC Business Consultants Co. Ltd.	13,332	596
	ZERIA Pharmaceutical Co. Ltd.	30,605	595
	Macnica Fuji Electronics Holdings Inc.	43,659	594
*	Aiful Corp.	269,142	593
	Funai Soken Holdings Inc.	27,756	591
	KYORIN Holdings Inc.	28,287	588
	Create SD Holdings Co. Ltd.	20,399	581
	Kohnan Shoji Co. Ltd.	24,977	580
	Toyo Ink SC Holdings Co. Ltd.	30,422	579
	Suruga Bank Ltd.	166,283	578
	EDION Corp.	66,457	578
	Nippon Densetsu Kogyo Co. Ltd.	29,538	576
	Resorttrust Inc.	55,994	574
	Zojirushi Corp.	39,198	572
	MOS Food Services Inc.	22,686	571
	Meidensha Corp.	36,615	568
	Tokyo Dome Corp.	77,567	567
	Nagaileben Co. Ltd.	22,983	560
	Maeda Road Construction Co. Ltd.	30,229	560
	Nanto Bank Ltd.	26,421	554
	Life Corp.	17,810	553
	Mitsubishi Logisnext Co. Ltd.	59,061	549
	Mandom Corp.	28,527	548
	Central Glass Co. Ltd.	31,816	545
	Tokai Rika Co. Ltd.	42,770	545
	Takara Standard Co. Ltd.	36,881	544
	Kadokawa Corp.	37,644	541
	Makino Milling Machine Co. Ltd.	18,913	539
	ASKUL Corp.	18,805	537
	Maruwa Unyu Kikan Co. Ltd.	18,394	536
	Arcs Co. Ltd.	28,541	536
	Okamura Corp.	74,023	535
	Atom Corp.	68,151	533
	Strike Co. Ltd.	13,130	531
	Raito Kogyo Co. Ltd.	42,688	531
	Okamoto Industries Inc.	13,231	531
	Kyoritsu Maintenance Co. Ltd.	21,988	530
	Nomura Co. Ltd.	69,940	530
	Ohsho Food Service Corp.	9,950	529
	Kanamoto Co. Ltd.	27,275	529
	Eizo Corp.	17,610	528

39

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Nojima Corp.	30,450	528
	Yamato Kogyo Co. Ltd.	26,854	527
	Maruwa Co. Ltd.	7,462	526
	Keiyo Bank Ltd.	107,853	526
	Japan Aviation Electronics Industry Ltd.	40,491	525
	Fuso Chemical Co. Ltd.	17,712	525
	Japan Wool Textile Co. Ltd.	59,700	523
	Saibu Gas Co. Ltd.	21,092	523
	Max Co. Ltd.	35,118	521
	Digital Arts Inc.	8,656	521
	Kansai Mirai Financial Group Inc.	154,832	521
	Tri Chemical Laboratories Inc.	5,800	515
	Morita Holdings Corp.	33,416	513
	United Super Markets Holdings Inc.	52,135	512
	GungHo Online Entertainment Inc.	32,965	511
	Hyakugo Bank Ltd.	175,738	510
	Gunze Ltd.	15,022	509
	Sumitomo Mitsui Construction Co. Ltd.	122,932	507
	Yamazen Corp.	60,292	507
	Daihen Corp.	17,807	507
	Sekisui Jushi Corp.	24,871	506
	San-Ai Oil Co. Ltd.	49,742	505
	Iriso Electronics Co. Ltd.	18,107	505
	Komeri Co. Ltd.	25,970	504
	Tokyo Steel Manufacturing Co. Ltd.	79,149	504
	Hitachi Zosen Corp.	151,834	502
	Tokyo Broadcasting System Holdings Inc.	32,437	501
	Nippon Signal Company Ltd.	53,921	501
	Towa Pharmaceutical Co. Ltd.	24,280	501
	Bank of Okinawa Ltd.	16,880	500
	Fujimi Inc.	18,010	500
	BML Inc.	19,403	498
	Chudenko Corp.	24,382	493
	KH Neochem Co. Ltd.	28,437	491
	Axial Retailing Inc.	12,934	491
	Yokogawa Bridge Holdings Corp.	27,959	491
	Juroku Bank Ltd.	27,837	489
	Japan Petroleum Exploration Co. Ltd.	28,437	489
	Shinmaywa Industries Ltd.	48,029	488
	Transcosmos Inc.	24,377	486
	Nichi-iko Pharmaceutical Co. Ltd.	37,205	484
	Sumitomo Warehouse Co. Ltd.	42,336	483
	Ryosan Co. Ltd.	21,978	481
	Hanwa Co. Ltd.	30,229	480
	Nichiha Corp.	26,168	478
	Belc Co. Ltd.	8,158	476
	Shizuoka Gas Co. Ltd.	52,838	475
	Round One Corp.	57,901	474
	Tocalo Co. Ltd.	48,056	473
	Aeon Delight Co. Ltd.	16,514	473
	Arata Corp.	11,449	473
	Kintetsu World Express Inc.	32,435	472
	Nachi-Fujikoshi Corp.	16,313	472
*,^	Token Corp.	6,866	471
	Giken Ltd.	12,837	469
	eGuarantee Inc.	26,600	467
	IR Japan Holdings Ltd.	7,800	467
	Eiken Chemical Co. Ltd.	26,756	466
	Wacom Co. Ltd.	133,931	466
	Kitz Corp.	75,788	465
	Ichigo Inc.	181,243	464
*	Leopalace21 Corp.	207,876	462
	Nissan Shatai Co. Ltd.	57,610	461
	Hokuetsu Corp.	116,656	461

40

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	North Pacific Bank Ltd.	256,693	460
	Mitsubishi Pencil Co. Ltd.	36,592	458
	Shibuya Corp.	18,504	455
	Saizeriya Co. Ltd.	22,881	454
	Hosiden Corp.	52,934	452
	Information Services International-Dentsu Ltd.	10,646	452
	JCU Corp.	19,298	451
	KOMEDA Holdings Co. Ltd.	29,658	451
	Raiznext Corp.	40,723	451
	Takeuchi Manufacturing Co. Ltd.	31,241	449
	Sato Holdings Corp.	21,793	448
	Inabata & Co. Ltd.	40,298	447
	Seiren Co. Ltd.	37,682	446
	Tokyotokeiba Co. Ltd.	13,530	446
	TOMONY Holdings Inc.	132,808	445
	Starts Corp. Inc.	22,860	442
	Infocom Corp.	18,415	441
	Outsourcing Inc.	93,130	440
	Create Restaurants Holdings Inc.	79,776	440
	Toridoll Holdings Corp.	38,400	438
^	Miroku Jyoho Service Co. Ltd.	17,312	437
	Sanki Engineering Co. Ltd.	38,598	435
	Fuji Media Holdings Inc.	43,784	435
	Kisoji Co. Ltd.	19,700	432
	SKY Perfect JSAT Holdings Inc.	114,830	432
	Shoei Foods Corp.	11,841	432
	Sanken Electric Co. Ltd.	20,696	431
	Nippon Steel Trading Corp.	13,635	430
	Nikkiso Co. Ltd.	55,120	429
	Exedy Corp.	26,563	428
	Tokai Corp.	16,518	427
	Solasto Corp.	41,900	427
	Ryoyo Electro Corp.	19,006	427
	Keihanshin Building Co. Ltd.	33,031	426
	Shoei Co. Ltd.	22,400	426
	Cybozu Inc.	21,888	424
	Sakai Moving Service Co. Ltd.	8,059	424
	UACJ Corp.	25,969	423
	ARTERIA Networks Corp.	21,200	420
	Seiko Holdings Corp.	25,293	420
	Nitto Kogyo Corp.	24,877	419
	Fujimori Kogyo Co. Ltd.	14,230	419
	Tokai Tokyo Financial Holdings Inc.	196,734	418
	FCC Co. Ltd.	29,338	417
	Argo Graphics Inc.	13,300	417
	Yuasa Trading Co. Ltd.	15,426	415
	Mitsuuroko Group Holdings Co. Ltd.	40,200	414
	Osaka Soda Co. Ltd.	18,119	413
	Relia Inc.	39,206	413
*	Descente Ltd.	30,988	413
	Comture Corp.	20,400	411
	Shibaura Machine Co. Ltd.	20,793	409
*	RENOVA Inc.	40,100	403
	Ringer Hut Co. Ltd.	20,098	403
	Yodogawa Steel Works Ltd.	25,570	402
	Topre Corp.	34,512	399
	T Hasegawa Co. Ltd.	19,899	399
	Shima Seiki Manufacturing Ltd.	26,468	398
	Ai Holdings Corp.	32,236	398
	Nippon Seiki Co. Ltd.	36,991	398
	Nohmi Bosai Ltd.	19,700	397
	Toho Bank Ltd.	169,750	395
	Kurabo Industries Ltd.	17,204	394
	Yokowo Co. Ltd.	17,440	394

41

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Jaccs Co. Ltd.	23,684	393
	Nissin Electric Co. Ltd.	42,190	392
^	Royal Holdings Co. Ltd.	23,679	390
	Teikoku Sen-I Co. Ltd.	19,103	389
	Noritake Co. Ltd.	11,840	388
	METAWATER Co. Ltd.	9,748	388
	Hamakyorex Co. Ltd.	14,129	386
	Japan Securities Finance Co. Ltd.	81,981	386
	HIS Co. Ltd.	29,248	385
	Daibiru Corp.	41,887	383
	United Arrows Ltd.	24,578	383
	MCJ Co. Ltd.	57,608	382
	Senshu Ikeda Holdings Inc.	244,764	382
	Hiday Hidaka Corp.	24,749	382
	eRex Co. Ltd.	27,361	381
	Aomori Bank Ltd.	18,010	381
	Yellow Hat Ltd.	27,366	380
	Dip Corp.	17,806	380
	Chofu Seisakusho Co. Ltd.	17,311	379
	Kanematsu Electronics Ltd.	11,145	378
	T-Gaia Corp.	19,004	378
	Bunka Shutter Co. Ltd.	51,648	377
	Hyakujushi Bank Ltd.	21,178	377
	Sanyo Chemical Industries Ltd.	9,552	376
	Hirata Corp.	7,815	375
	Maeda Kosen Co. Ltd.	19,400	374
	Okasan Securities Group Inc.	123,656	374
	Tsugami Corp.	43,162	373
	Nichicon Corp.	56,114	370
	Trancom Co. Ltd.	5,572	369
*	KYB Corp.	18,327	369
	Wakita & Co. Ltd.	39,899	368
	Bank of the Ryukyus Ltd.	39,342	367
	Plenus Co. Ltd.	22,390	367
	Taiko Pharmaceutical Co. Ltd.	23,931	367
	Heiwado Co. Ltd.	21,462	366
	Fujicco Co. Ltd.	20,301	365
	NichiiGakkan Co. Ltd.	36,220	363
*	euglena Co. Ltd.	63,608	362
	Nippon Koei Co. Ltd.	12,635	362
	Doutor Nichires Holdings Co. Ltd.	23,871	361
	Idec Corp.	24,679	361
	SAMTY Co. Ltd.	27,900	361
	Seikagaku Corp.	36,422	361
	Rorze Corp.	8,756	360
	S Foods Inc.	17,036	360
	Bell System24 Holdings Inc.	30,348	359
	Aida Engineering Ltd.	52,234	359
	Sanyo Denki Co. Ltd.	8,159	358
	Chubu Shiryo Co. Ltd.	23,379	358
	Chugoku Marine Paints Ltd.	46,736	357
	Pacific Industrial Co. Ltd.	41,992	356
	Inageya Co. Ltd.	22,165	356
^	Kura Sushi Inc.	9,155	355
	S-Pool Inc.	51,860	354
	Nishimatsuya Chain Co. Ltd.	44,780	354
	Aruhi Corp.	30,621	354
	Bank of Iwate Ltd.	15,124	354
	Adastria Co. Ltd.	25,572	353
*	Optim Corp.	17,782	352
	Marudai Food Co. Ltd.	19,196	350
^	COLOPL Inc.	42,682	349
	Tsukishima Kikai Co. Ltd.	30,937	349
	Sakata INX Corp.	38,706	346

42

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Restar Holdings Corp.	21,427	346
	Noritz Corp.	31,041	345
	Uchida Yoko Co. Ltd.	7,859	345
^	Broadleaf Co. Ltd.	73,826	342
	Kanto Denka Kogyo Co. Ltd.	42,587	339
	Daito Pharmaceutical Co. Ltd.	10,050	338
	Gree Inc.	85,839	337
	Oiles Corp.	26,071	337
	Optex Group Co. Ltd.	29,568	337
	Mitsubishi Shokuhin Co. Ltd.	13,335	337
	Ricoh Leasing Co. Ltd.	12,637	336
	Bank of Nagoya Ltd.	16,018	336
	Joshin Denki Co. Ltd.	17,314	336
*	Mitsui E&S Holdings Co. Ltd.	59,357	335
	Yokohama Reito Co. Ltd.	39,527	334
	Tokyu Construction Co. Ltd.	64,480	333
	Computer Engineering & Consulting Ltd.	21,728	332
	Tsurumi Manufacturing Co. Ltd.	19,004	332
	Maxell Holdings Ltd.	35,902	330
	Yamagata Bank Ltd.	27,958	330
	LIXIL VIVA Corp.	19,300	328
	Ehime Bank Ltd.	32,341	328
	Nippon Ceramic Co. Ltd.	17,710	328
	Vital KSK Holdings Inc.	32,242	327
	DyDo Group Holdings Inc.	8,259	327
	Okuwa Co. Ltd.	23,977	326
	Piolax Inc.	21,888	326
*,^	Chiyoda Corp.	144,108	325
	Musashi Seimitsu Industry Co. Ltd.	40,004	324
	Itochu Enex Co. Ltd.	43,588	324
	Star Micronics Co. Ltd.	29,243	323
*	M&A Capital Partners Co. Ltd.	11,544	321
	KFC Holdings Japan Ltd.	13,334	321
	Pack Corp.	10,146	321
	Toppan Forms Co. Ltd.	36,516	321
	Torii Pharmaceutical Co. Ltd.	11,642	321
	Monex Group Inc.	163,418	320
	Maruzen Showa Unyu Co. Ltd.	13,638	320
	Nitta Corp.	17,811	319
	Nishio Rent All Co. Ltd.	15,433	318
	Furukawa Co. Ltd.	31,047	317
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,062	316
	EPS Holdings Inc.	30,149	314
	San ju San Financial Group Inc.	21,973	313
	Organo Corp.	5,893	313
	Daiho Corp.	14,924	312
	Nippon Road Co. Ltd.	5,174	312
	Fukui Bank Ltd.	21,296	312
	Pressance Corp.	30,463	312
	J-Oil Mills Inc.	8,158	311
	Futaba Corp.	33,235	310
	Sanyo Electric Railway Co. Ltd.	15,723	310
	Konishi Co. Ltd.	23,680	310
	Dai-Dan Co. Ltd.	12,369	309
	Meisei Industrial Co. Ltd.	42,384	308
	JM Holdings Co. Ltd.	12,600	308
	Gakken Holdings Co. Ltd.	18,712	308
	Japan Pulp & Paper Co. Ltd.	9,249	307
	Onward Holdings Co. Ltd.	97,959	306
	Hokuto Corp.	17,105	306
	Geo Holdings Corp.	23,364	306
	Musashino Bank Ltd.	24,251	305
	Aoyama Trading Co. Ltd.	36,082	305
	Starzen Co. Ltd.	7,466	305

43

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	TPR Co. Ltd.	26,072	304
	Mizuno Corp.	17,515	304
	Miyazaki Bank Ltd.	14,071	303
	Shikoku Chemicals Corp.	29,844	303
	Yondoshi Holdings Inc.	18,618	302
	Key Coffee Inc.	14,522	301
	Riken Keiki Co. Ltd.	15,620	301
	Mitsui Sugar Co. Ltd.	15,029	300
	Sintokogio Ltd.	43,278	299
	Tamura Corp.	72,847	299
	Fukushima Galilei Co. Ltd.	10,148	299
	Kaga Electronics Co. Ltd.	16,418	297
	Tokushu Tokai Paper Co. Ltd.	7,860	296
	Daiichi Jitsugyo Co. Ltd.	8,757	296
	Zuken Inc.	13,135	296
	Dexerials Corp.	44,780	294
	Tonami Holdings Co. Ltd.	5,969	294
	Taihei Dengyo Kaisha Ltd.	14,230	291
	Nippon Carbon Co. Ltd.	9,451	290
	TV Asahi Holdings Corp.	19,500	289
	Ryobi Ltd.	24,477	288
	Riso Kagaku Corp.	21,483	288
	Fuji Co. Ltd.	18,016	288
	Oita Bank Ltd.	14,429	287
	ValueCommerce Co. Ltd.	13,900	285
	TSI Holdings Co. Ltd.	73,484	284
	Doshisha Co. Ltd.	22,997	283
	Takasago International Corp.	13,333	283
	Konoike Transport Co. Ltd.	26,159	282
	Komori Corp.	39,987	281
	Ines Corp.	21,388	280
	Riken Vitamin Co. Ltd.	14,428	277
	Mitsui-Soko Holdings Co. Ltd.	20,400	276
	Obara Group Inc.	10,645	276
	Takamatsu Construction Group Co. Ltd.	13,429	276
	TOC Co. Ltd.	44,392	275
	Hibiya Engineering Ltd.	15,995	275
	V Technology Co. Ltd.	7,958	275
	Aichi Steel Corp.	10,247	274
	Okabe Co. Ltd.	38,911	273
	Matsuyafoods Holdings Co. Ltd.	7,563	272
*,^	I'll Inc.	16,700	270
	Sumitomo Densetsu Co. Ltd.	12,835	267
	Toyo Construction Co. Ltd.	66,670	266
	Fujibo Holdings Inc.	9,949	266
	Cawachi Ltd.	11,246	266
	ESPEC Corp.	16,612	266
	Kappa Create Co. Ltd.	21,493	264
	Nissha Co. Ltd.	36,128	264
	Shin Nippon Air Technologies Co. Ltd.	12,700	264
	Hosokawa Micron Corp.	5,771	263
	Unipres Corp.	29,920	262
	Shin-Etsu Polymer Co. Ltd.	33,632	262
	Takara Leben Co. Ltd.	80,012	262
	SBS Holdings Inc.	15,400	260
	Mitsuboshi Belting Ltd.	19,001	260
	Shikoku Bank Ltd.	33,436	260
	Denyo Co. Ltd.	13,729	258
	Sodick Co. Ltd.	37,414	258
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,219	258
	Financial Products Group Co. Ltd.	54,318	258
^	Kitanotatsujin Corp.	54,100	257
^	Yamashin-Filter Corp.	32,899	257
	Nippon Kanzai Co. Ltd.	15,025	257

44

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Tsubaki Nakashima Co. Ltd.	36,602	257
	Fujio Food System Co. Ltd.	20,800	255
	Monogatari Corp.	4,271	254
	Modec Inc.	17,909	254
	Futaba Industrial Co. Ltd.	53,129	253
	Mimasu Semiconductor Industry Co. Ltd.	13,034	252
	Daikyonishikawa Corp.	50,945	252
	Megachips Corp.	16,717	251
	Siix Corp.	30,836	251
	Central Security Patrols Co. Ltd.	6,202	251
	Tosei Corp.	25,773	250
	Sinko Industries Ltd.	19,209	249
	Zenrin Co. Ltd.	23,595	249
	Nippon Television Holdings Inc.	22,262	249
	LEC Inc.	22,484	248
	Canon Electronics Inc.	16,916	248
	Aichi Bank Ltd.	8,459	247
	Kyoei Steel Ltd.	19,402	247
	Micronics Japan Co. Ltd.	30,647	245
	Hoosiers Holdings	43,400	245
	Tachibana Eletech Co. Ltd.	17,800	245
	Tamron Co. Ltd.	14,627	243
	Denki Kogyo Co. Ltd.	10,546	243
	Mitsui High-Tec Inc.	21,688	243
	Tokyo Kiraboshi Financial Group Inc.	24,765	241
*	Change Inc.	6,200	240
	Bando Chemical Industries Ltd.	40,003	238
	Sanshin Electronics Co. Ltd.	17,083	238
	Elan Corp.	15,000	238
	PAL GROUP Holdings Co. Ltd.	20,302	237
	Arcland Sakamoto Co. Ltd.	24,880	237
	Qol Holdings Co. Ltd.	21,327	236
	YAKUODO Holdings Co. Ltd.	9,952	236
	Hioki EE Corp.	8,259	235
	Valqua Ltd.	14,131	235
	Tekken Corp.	11,842	234
	Sinfonia Technology Co. Ltd.	24,678	234
	Nichiden Corp.	12,240	233
	YAMABIKO Corp.	30,247	233
	FULLCAST Holdings Co. Ltd.	18,396	233
	Shinko Shoji Co. Ltd.	28,830	232
	EM Systems Co. Ltd.	31,500	232
	JVCKenwood Corp.	145,475	231
*	Nippon Sheet Glass Co. Ltd.	73,082	231
	Nittetsu Mining Co. Ltd.	5,672	229
	Anest Iwata Corp.	29,550	229
	Kenko Mayonnaise Co. Ltd.	12,438	229
	Goldcrest Co. Ltd.	15,126	228
	Optorun Co. Ltd.	8,400	228
	Mie Kotsu Group Holdings Inc.	51,136	228
	Tachi-S Co. Ltd.	25,971	227
*	Intage Holdings Inc.	31,650	226
	Tayca Corp.	16,188	226
^	Sourcenext Corp.	77,200	225
	Sakai Chemical Industry Co. Ltd.	13,428	225
	Poletowin Pitcrew Holdings Inc.	27,200	225
	Ichikoh Industries Ltd.	50,744	224
	Taki Chemical Co. Ltd.	4,600	224
	Future Corp.	16,916	224
	Sumitomo Seika Chemicals Co. Ltd.	8,159	224
	Avex Inc.	29,555	224
	Oyo Corp.	19,102	224
	Itochu-Shokuhin Co. Ltd.	5,076	223
	Icom Inc.	9,055	223

45

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Komatsu Matere Co. Ltd.	31,943	223
	Union Tool Co.	8,756	222
	TechMatrix Corp.	8,900	222
	Nagatanien Holdings Co. Ltd.	10,748	221
^	Nextage Co. Ltd.	32,700	221
	VT Holdings Co. Ltd.	80,194	220
	Alpen Co. Ltd.	14,328	220
^	Noritsu Koki Co. Ltd.	19,005	219
*	Raksul Inc.	9,600	219
	Keiyo Co. Ltd.	40,914	218
	Chukyo Bank Ltd.	11,145	218
	Riken Corp.	8,160	218
^	Rock Field Co. Ltd.	17,912	217
	Iino Kaiun Kaisha Ltd.	72,895	217
	Marusan Securities Co. Ltd.	56,829	216
	Koa Corp.	26,069	216
	Macromill Inc.	33,987	216
	Nippon Thompson Co. Ltd.	62,394	215
	Akita Bank Ltd.	16,024	215
	Asahi Diamond Industrial Co. Ltd.	48,160	214
*,^	BrainPad Inc.	4,380	214
	Pacific Metals Co. Ltd.	13,833	213
	Belluna Co. Ltd.	45,177	211
^	Kyosan Electric Manufacturing Co. Ltd.	44,483	211
^	Matsuya Co. Ltd.	36,619	211
	Advan Co. Ltd.	20,987	210
	Yamanashi Chuo Bank Ltd.	28,156	210
	Daido Metal Co. Ltd.	41,934	209
	Sinanen Holdings Co. Ltd.	8,160	209
	Sagami Holdings Corp.	18,211	209
	Daiken Corp.	14,035	209
	OSJB Holdings Corp.	96,929	208
	Towa Bank Ltd.	33,647	208
	Rheon Automatic Machinery Co. Ltd.	18,386	208
*,^	Japan Display Inc.	513,839	208
	Kyokuyo Co. Ltd.	8,657	207
	Japan Transcity Corp.	45,176	206
	Feed One Co. Ltd.	132,342	206
	CONEXIO Corp.	15,324	206
	Sankyo Tateyama Inc.	24,977	206
	Daiwa Industries Ltd.	23,977	206
	Toa Corp.	15,618	205
	Media Do Holdings Co. Ltd.	5,330	204
	St. Marc Holdings Co. Ltd.	12,234	204
	Nihon Chouzai Co. Ltd.	12,338	204
	Kintetsu Department Store Co. Ltd.	8,458	204
	ASKA Pharmaceutical Co. Ltd.	19,704	204
	AOKI Holdings Inc.	33,423	203
	Chiyoda Co. Ltd.	21,187	203
	Foster Electric Co. Ltd.	18,598	202
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	202
	Alconix Corp.	19,620	202
	Sun Frontier Fudousan Co. Ltd.	25,204	200
	Daikokutenbussan Co. Ltd.	4,877	200
	Fixstars Corp.	19,900	200
	Nissin Sugar Co. Ltd.	11,300	200
	Toenec Corp.	6,568	199
	Dai Nippon Toryo Co. Ltd.	23,286	199
	SWCC Showa Holdings Co. Ltd.	19,399	199
	G-Tekt Corp.	19,404	198
	OPT Holding Inc.	14,700	198
	Kamei Corp.	20,196	198
	Toyo Corp.	20,795	198
	IDOM Inc.	49,353	198

46

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Press Kogyo Co. Ltd.	79,693	196
	Enplas Corp.	9,351	196
	Yorozu Corp.	18,513	196
	Mitsubishi Research Institute Inc.	5,771	196
	Tanseisha Co. Ltd.	30,449	195
	Insource Co. Ltd.	8,900	195
	Riso Kyoiku Co. Ltd.	82,000	195
	Arcland Service Holdings Co. Ltd.	12,536	195
	Amuse Inc.	9,354	194
	Nippon Yakin Kogyo Co. Ltd.	12,631	194
	Towa Corp.	22,438	194
	Tenma Corp.	13,434	194
	Topy Industries Ltd.	16,518	193
	ES-Con Japan Ltd.	28,600	192
	Achilles Corp.	13,030	192
	Genky DrugStores Co. Ltd.	8,400	191
	Kanaden Corp.	16,616	191
	Kansai Super Market Ltd.	18,112	191
	Shibusawa Warehouse Co. Ltd.	9,156	190
	Ishihara Sangyo Kaisha Ltd.	32,039	190
	Osaki Electric Co. Ltd.	39,610	190
	KAWADA TECHNOLOGIES Inc.	4,080	190
	Nissei ASB Machine Co. Ltd.	7,063	190
	Teikoku Electric Manufacturing Co. Ltd.	15,418	189
	Yurtec Corp.	33,551	188
	Katakura Industries Co. Ltd.	19,501	188
	LIFULL Co. Ltd.	61,339	187
	Fujiya Co. Ltd.	9,951	187
*	Curves Holdings Co. Ltd.	38,968	187
	Halows Co. Ltd.	6,661	185
	Sanyo Special Steel Co. Ltd.	21,177	185
	Stella Chemifa Corp.	8,459	184
	Kyodo Printing Co. Ltd.	7,165	184
	CI Takiron Corp.	33,820	184
	Fukuda Corp.	4,776	184
	Sumitomo Riko Co. Ltd.	34,333	184
	Koshidaka Holdings Co. Ltd.	42,168	183
	Arakawa Chemical Industries Ltd.	15,422	183
	K&O Energy Group Inc.	12,436	183
	GLOBERIDE Inc.	10,200	182
	World Co. Ltd.	15,500	182
	Toyo Tanso Co. Ltd.	13,235	182
	SB Technology Corp.	7,300	181
*	KLab Inc.	26,764	181
	Weathernews Inc.	5,274	180
	Akatsuki Inc.	4,800	180
	Tsukui Corp.	43,784	179
	FIDEA Holdings Co. Ltd.	178,902	179
	Hochiki Corp.	13,600	178
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	178
	Riken Technos Corp.	43,193	177
	Xebio Holdings Co. Ltd.	21,398	177
	Koatsu Gas Kogyo Co. Ltd.	25,873	177
	France Bed Holdings Co. Ltd.	21,498	176
	Kamakura Shinsho Ltd.	17,600	175
	Alpha Systems Inc.	5,967	175
	Kurimoto Ltd.	10,545	175
*	Atrae Inc.	7,338	175
	Hodogaya Chemical Co. Ltd.	5,373	174
	Fukui Computer Holdings Inc.	6,469	173
	Shinwa Co. Ltd.	10,449	173
^	JDC Corp.	35,500	173
	Chiyoda Integre Co. Ltd.	10,546	172
	Toho Titanium Co. Ltd.	30,250	171

47

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Pasona Group Inc.	17,220	171
	FAN Communications Inc.	40,603	171
	Nippon Chemi-Con Corp.	15,096	170
	Yahagi Construction Co. Ltd.	22,986	170
	Shindengen Electric Manufacturing Co. Ltd.	7,364	170
	Shinnihon Corp.	23,682	169
	Nippon Parking Development Co. Ltd.	139,410	168
	Neturen Co. Ltd.	30,740	167
	Cosel Co. Ltd.	19,897	167
*	Toho Zinc Co. Ltd.	13,638	166
	CMK Corp.	42,981	166
	Furuno Electric Co. Ltd.	22,289	166
	Nichiban Co. Ltd.	11,800	165
	WDB Holdings Co. Ltd.	7,076	165
	Nitto Kohki Co. Ltd.	9,450	165
	WATAMI Co. Ltd.	17,118	164
	Eagle Industry Co. Ltd.	25,976	163
	Japan Medical Dynamic Marketing Inc.	11,155	162
	Aichi Corp.	24,182	162
	RS Technologies Co. Ltd.	6,700	161
	Hokkaido Gas Co. Ltd.	10,949	160
	Aisan Industry Co. Ltd.	30,051	159
	Godo Steel Ltd.	8,458	159
	ST Corp.	11,249	159
	Juki Corp.	28,863	158
	Aiphone Co. Ltd.	11,145	158
	Nissin Corp.	10,749	158
	Ministop Co. Ltd.	11,444	158
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	157
*	Unitika Ltd.	52,343	157
	G-7 Holdings Inc.	7,200	156
	Industrial & Infrastructure Fund Investment Corp.	112	156
	Chori Co. Ltd.	9,952	155
	Michinoku Bank Ltd.	15,126	154
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	154
	BRONCO BILLY Co. Ltd.	8,059	154
*	Vision Inc.	22,313	154
*	RPA Holdings Inc.	23,122	153
^	J Trust Co. Ltd.	77,543	150
	ZIGExN Co. Ltd.	51,600	150
	Onoken Co. Ltd.	14,130	150
*	OSAKA Titanium Technologies Co. Ltd.	17,314	150
*	Nippon Sharyo Ltd.	5,868	150
	Shimizu Bank Ltd.	8,863	149
	Asahi Co. Ltd.	12,343	148
	Fuji Pharma Co. Ltd.	13,730	148
*	Nippon Denko Co. Ltd.	107,376	148
	Dai-ichi Seiko Co. Ltd.	6,966	148
	Yonex Co. Ltd.	33,828	148
^	YA-MAN Ltd.	23,370	147
	CTS Co. Ltd.	26,491	147
	Jimoto Holdings Inc.	164,489	147
	Fudo Tetra Corp.	11,771	147
	Ryoden Corp.	11,940	147
	PC Depot Corp.	29,370	147
	Tochigi Bank Ltd.	101,542	146
	Nihon Nohyaku Co. Ltd.	36,481	146
	JSP Corp.	11,248	145
	Rokko Butter Co. Ltd.	10,944	145
	Matsuda Sangyo Co. Ltd.	11,843	145
	Honeys Holdings Co. Ltd.	14,230	144
	Sankyo Seiko Co. Ltd.	33,535	144
	JAC Recruitment Co. Ltd.	13,734	144
	Tokyo Electron Device Ltd.	5,672	143

48

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Kita-Nippon Bank Ltd.	7,964	143
	Zuiko Corp.	3,482	143
	Maezawa Kasei Industries Co. Ltd.	14,243	143
	Sparx Group Co. Ltd.	88,900	142
	Roland DG Corp.	11,546	142
^	PIA Corp.	5,171	141
	Pronexus Inc.	13,931	140
	Happinet Corp.	14,134	139
	Moriroku Holdings Co. Ltd.	10,200	139
	Toho Co. Ltd.	8,659	139
	Wowow Inc.	5,849	139
	Fuso Pharmaceutical Industries Ltd.	6,867	138
	Torishima Pump Manufacturing Co. Ltd.	20,201	138
	Toa Corp.	20,697	137
	Iseki & Co. Ltd.	12,431	137
^	Link And Motivation Inc.	41,500	137
	GCA Corp.	22,696	137
	Sekisui Plastics Co. Ltd.	24,382	136
	Marvelous Inc.	27,269	136
	MTI Ltd.	26,378	135
*	Vector Inc.	20,594	135
	Sanoh Industrial Co. Ltd.	20,698	134
	Mars Group Holdings Corp.	8,558	134
	Krosaki Harima Corp.	3,781	133
	Hokkan Holdings Ltd.	9,355	132
	ASAHI YUKIZAI Corp.	11,044	132
	Hisaka Works Ltd.	19,202	132
	Tv Tokyo Holdings Corp.	5,874	131
*	Mitsuba Corp.	30,939	130
	Studio Alice Co. Ltd.	9,656	130
	Tomoku Co. Ltd.	9,056	130
	Meiko Network Japan Co. Ltd.	17,815	129
	Melco Holdings Inc.	5,559	129
	Toyo Kanetsu KK	7,260	129
	JP-Holdings Inc.	51,145	128
	Taisei Lamick Co. Ltd.	5,274	128
	Tokyo Energy & Systems Inc.	18,910	128
	Ichiyoshi Securities Co. Ltd.	30,438	127
	Bank of Saga Ltd.	12,244	127
	Tosho Co. Ltd.	14,031	127
	Sumida Corp.	19,355	126
	Gurunavi Inc.	23,384	125
	SRA Holdings	6,168	123
	NS United Kaiun Kaisha Ltd.	9,155	122
	SMK Corp.	5,074	121
	Gun-Ei Chemical Industry Co. Ltd.	5,077	121
	Osaka Steel Co. Ltd.	11,048	121
	Yushin Precision Equipment Co. Ltd.	19,504	120
	Artnature Inc.	19,006	120
*	COOKPAD Inc.	39,391	120
	NEC Capital Solutions Ltd.	6,866	119
*	Akebono Brake Industry Co. Ltd.	64,876	119
	Central Sports Co. Ltd.	5,746	118
	Kitano Construction Corp.	4,880	118
	CMIC Holdings Co. Ltd.	8,158	117
	Kourakuen Holdings Corp.	8,557	116
	Okura Industrial Co. Ltd.	7,964	116
	Kato Works Co. Ltd.	10,150	116
	Maezawa Kyuso Industries Co. Ltd.	6,258	115
^	Yomiuri Land Co. Ltd.	3,582	115
	Fujikura Kasei Co. Ltd.	24,890	115
	BeNEXT Group Inc.	18,174	114
	Chuetsu Pulp & Paper Co. Ltd.	9,059	114
^	Fujita Kanko Inc.	6,965	112

49

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Elematec Corp.	14,728	112
	World Holdings Co. Ltd.	8,400	111
	Itoki Corp.	36,814	111
*	Medical Data Vision Co. Ltd.	15,826	111
	Nihon Tokushu Toryo Co. Ltd.	13,800	110
	Nihon Trim Co. Ltd.	3,879	109
	Kasai Kogyo Co. Ltd.	23,383	109
	Nippon Prologis REIT Inc.	39	108
	Hakuto Co. Ltd.	11,645	106
	Yushiro Chemical Industry Co. Ltd.	9,952	106
	Sanei Architecture Planning Co. Ltd.	9,400	104
	Tsukuba Bank Ltd.	65,244	104
	Seika Corp.	9,954	104
	Toli Corp.	43,495	103
	CAC Holdings Corp.	10,247	103
	Kitagawa Corp.	7,164	101
	Chuo Spring Co. Ltd.	3,982	101
^	Tokyo Individualized Educational Institute Inc.	20,004	100
^	Shin Nippon Biomedical Laboratories Ltd.	17,210	100
^	Aeon Fantasy Co. Ltd.	6,370	100
	Shimojima Co. Ltd.	8,651	100
	Daiwa House REIT Investment Corp.	41	99
	Daisyo Corp.	8,858	99
	Chiba Kogyo Bank Ltd.	45,077	98
	Mitsui Matsushima Holdings Co. Ltd.	12,541	97
*	Open Door Inc.	10,900	97
	Fujitsu Frontech Ltd.	9,551	95
	Mitsubishi Paper Mills Ltd.	26,469	93
*	Gunosy Inc.	11,600	93
	Kyokuto Securities Co. Ltd.	20,100	92
	Inaba Seisakusho Co. Ltd.	7,463	91
	Proto Corp.	10,100	90
	CHIMNEY Co. Ltd.	5,968	90
	Sac's Bar Holdings Inc.	17,116	88
	Japan Best Rescue System Co. Ltd.	12,400	88
	Corona Corp. Class A	9,840	87
	Toa Oil Co. Ltd.	5,273	86
	Tsutsumi Jewelry Co. Ltd.	5,567	86
*	W-Scope Corp.	25,883	85
*	KNT-CT Holdings Co. Ltd.	10,149	85
	Takaoka Toko Co. Ltd.	9,752	84
*	Istyle Inc.	37,976	84
	Hito Communications Holdings Inc.	9,253	83
	Space Value Holdings Co. Ltd.	26,366	83
*	Toyo Engineering Corp.	23,694	83
	Namura Shipbuilding Co. Ltd.	46,954	80
	Gecoss Corp.	9,850	79
	Takihyo Co. Ltd.	5,276	79
	Airport Facilities Co. Ltd.	19,815	79
^	Linical Co. Ltd.	9,651	79
*	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	78
	Cleanup Corp.	16,030	77
*	Sanden Holdings Corp.	23,691	76
	Kojima Co. Ltd.	20,493	75
	Sanyo Shokai Ltd.	8,848	74
	Japan Cash Machine Co. Ltd.	14,225	73
	Nisso Corp.	16,400	72
	Fuji Oil Co. Ltd.	41,394	71
	Nippon Coke & Engineering Co. Ltd.	136,722	71
^	Ohara Inc.	8,300	70
	Takamiya Co. Ltd.	17,916	70
	Daikoku Denki Co. Ltd.	6,368	69
	Airtrip Corp.	7,500	67
	Mitsui Fudosan Logistics Park Inc.	17	67

50

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Taiho Kogyo Co. Ltd.	13,235	64
	Paris Miki Holdings Inc.	24,996	62
*	Funai Electric Co. Ltd.	13,832	57
	Ateam Inc.	8,657	57
*	Tokyo Rope Manufacturing Co. Ltd.	11,544	57
	Jamco Corp.	9,155	56
	Sumitomo Precision Products Co. Ltd.	2,686	55
^	Pepper Food Service Co. Ltd.	12,600	55
*	Aplus Financial Co. Ltd.	90,572	53
*	FDK Corp.	10,764	51
*	Tokyo Base Co. Ltd.	18,700	50
*,^	Right On Co. Ltd.	10,250	45
	Maxvalu Tokai Co. Ltd.	1,900	39
	Fields Corp.	11,741	36
	Nakayama Steel Works Ltd.	9,829	34
*	Tateru Inc.	32,365	34
	Tokyo Rakutenchi Co. Ltd.	789	30
*	Laox Co. Ltd.	20,983	28
			3,346,339
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	512,318	8,559
*	a2 Milk Co. Ltd.	658,914	7,842
	Spark New Zealand Ltd.	1,673,447	4,529
	Auckland International Airport Ltd.	1,005,975	3,715
	Meridian Energy Ltd.	1,116,113	3,041
	Ryman Healthcare Ltd.	371,937	2,713
	Contact Energy Ltd.	655,602	2,500
	Mercury NZ Ltd.	616,474	1,714
	Chorus Ltd.	391,509	1,709
	Fletcher Building Ltd.	748,689	1,677
	Goodman Property Trust	998,224	1,369
	Infratil Ltd.	431,306	1,208
	EBOS Group Ltd.	83,940	1,134
	SKYCITY Entertainment Group Ltd.	614,379	992
	Kiwi Property Group Ltd.	1,435,927	841
	Precinct Properties New Zealand Ltd.	854,327	830
	Genesis Energy Ltd.	445,164	761
	Summerset Group Holdings Ltd.	196,787	726
	Z Energy Ltd.	331,591	625
	Freightways Ltd.	127,963	520
	Vital Healthcare Property Trust	346,570	509
	Argosy Property Ltd.	779,257	503
	Vector Ltd.	231,840	499
*	Pushpay Holdings Ltd.	158,364	414
	Metlifecare Ltd.	158,885	407
*	Synlait Milk Ltd.	89,863	375
	Air New Zealand Ltd.	459,458	375
	Scales Corp. Ltd.	104,209	308
	Kathmandu Holdings Ltd.	483,336	232
	Heartland Group Holdings Ltd.	286,704	197
*	Restaurant Brands New Zealand Ltd.	23,921	175
*	Oceania Healthcare Ltd.	326,802	152
	Vista Group International Ltd.	150,953	114
	New Zealand Refining Co. Ltd.	177,813	100
^	Tourism Holdings Ltd.	124,256	97
*	SKY Network Television Ltd.	386,934	66
			51,528
Singapore (2.9%)
	DBS Group Holdings Ltd.	1,628,813	22,932
	Oversea-Chinese Banking Corp. Ltd.	3,119,497	19,903
	United Overseas Bank Ltd.	1,163,990	16,632
	Singapore Telecommunications Ltd.	6,733,815	13,456
	Ascendas REIT	2,663,956	5,571
	Keppel Corp. Ltd.	1,297,760	5,479

51

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Singapore Exchange Ltd.	744,218	5,075
*	CapitaLand Ltd.	2,254,705	4,784
	Wilmar International Ltd.	1,764,022	4,442
	Singapore Technologies Engineering Ltd.	1,384,130	3,352
	Mapletree Logistics Trust	2,303,070	2,917
	Genting Singapore Ltd.	5,218,294	2,895
	CapitaLand Mall Trust	2,174,133	2,893
	CapitaLand Commercial Trust	2,473,447	2,811
	Mapletree Commercial Trust	1,979,937	2,726
	Venture Corp. Ltd.	234,416	2,620
	Mapletree Industrial Trust	1,395,327	2,505
	City Developments Ltd.	425,317	2,377
	ComfortDelGro Corp. Ltd.	1,860,104	2,169
	UOL Group Ltd.	445,397	2,142
	Singapore Airlines Ltd.	459,173	1,986
	NetLink NBN Trust	2,647,000	1,873
	Suntec REIT	1,879,066	1,856
	Keppel DC REIT	1,095,986	1,817
	Frasers Logistics & Industrial Trust	2,268,956	1,698
	Singapore Press Holdings Ltd.	1,418,657	1,523
	Keppel REIT	1,783,082	1,332
	SATS Ltd.	572,141	1,326
	Mapletree North Asia Commercial Trust	1,935,600	1,286
	Jardine Cycle & Carriage Ltd.	89,127	1,267
	Keppel Infrastructure Trust	3,230,480	1,131
	Ascott Residence Trust	1,611,198	1,014
	Frasers Centrepoint Trust	644,077	968
	Sembcorp Industries Ltd.	826,068	946
	Manulife US REIT	1,198,775	862
	Parkway Life REIT	321,454	751
	Singapore Post Ltd.	1,334,429	688
	Ascendas India Trust	739,500	661
*	Golden Agri-Resources Ltd.	5,805,850	638
	Olam International Ltd.	575,300	609
	Hutchison Port Holdings Trust	4,587,499	595
	CapitaLand Retail China Trust	620,389	590
	OUE Commercial REIT	1,984,116	566
	StarHub Ltd.	486,070	512
	Raffles Medical Group Ltd.	769,537	473
	Esr-Reit	1,947,479	467
	CDL Hospitality Trusts	669,153	460
	Keppel Pacific Oak US REIT	709,900	451
	Starhill Global REIT	1,229,801	433
	Wing Tai Holdings Ltd.	343,252	420
	Sheng Siong Group Ltd.	398,299	417
	First Resources Ltd.	464,389	413
	AIMS APAC REIT	507,000	411
	ARA LOGOS Logistics Trust	1,006,826	383
*	Sembcorp Marine Ltd.	716,866	379
	SPH REIT	575,920	332
	Far East Hospitality Trust	879,789	323
	SIA Engineering Co. Ltd.	225,809	298
	Frasers Property Ltd.	327,100	284
	Cromwell European REIT	653,900	281
	First REIT	478,489	270
	Frasers Hospitality Trust	755,000	264
	Accordia Golf Trust	651,538	262
	Thomson Medical Group Ltd.	5,952,100	257
§	Best World International Ltd.	259,100	248
	Soilbuild Business Space REIT	872,868	233
	Sabana Shari'ah Compliant Industrial REIT	957,259	220
	Lippo Malls Indonesia Retail Trust	1,905,914	195
*	Yoma Strategic Holdings Ltd.	973,047	136
	Asian Pay Television Trust	1,408,974	130

52

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Silverlake Axis Ltd.	702,936	119
§	Eagle Hospitality Trust	700,500	96
	Bumitama Agri Ltd.	289,847	87
*,§	Hyflux Ltd.	516,932	77
*,§	Noble Group Ltd.	1,004,977	58
*,§,^	Ezra Holdings Ltd.	1,786,900	14
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	1,048,679	—
			163,067
South Korea (11.3%)
	Samsung Electronics Co. Ltd.	4,247,840	174,661
	SK Hynix Inc.	466,594	32,110
	Samsung Electronics Co. Ltd. Preference Shares	748,667	25,953
	NAVER Corp.	120,450	19,529
*,^	Celltrion Inc.	93,236	16,115
	LG Chem Ltd.	41,319	12,838
	Samsung SDI Co. Ltd.	47,377	11,192
	Shinhan Financial Group Co. Ltd.	427,986	10,851
	Hyundai Motor Co.	130,812	10,111
	KB Financial Group Inc.	349,599	10,002
	Posco	61,486	9,291
	LG Household & Health Care Ltd.	7,899	8,957
	Hyundai Mobis Co. Ltd.	58,868	8,323
	NCSoft Corp.	15,092	7,996
	Kakao Corp.	44,903	6,786
	KT&G Corp.	99,652	6,654
	Samsung C&T Corp.	75,351	6,598
	Hana Financial Group Inc.	260,018	5,936
*,1	Samsung Biologics Co. Ltd.	12,015	5,739
	Kia Motors Corp.	232,136	5,670
	Samsung Electro-Mechanics Co. Ltd.	50,124	4,686
	Samsung Fire & Marine Insurance Co. Ltd.	29,860	4,683
*	Korea Electric Power Corp.	230,182	4,499
	SK Holdings Co. Ltd.	29,938	4,469
	LG Electronics Inc.	97,363	4,382
*	Celltrion Healthcare Co. Ltd.	60,142	4,168
	SK Innovation Co. Ltd.	51,591	4,162
	Amorepacific Corp.	28,580	4,140
	LG Corp.	81,193	4,131
	Samsung SDS Co. Ltd.	28,641	3,821
	SK Telecom Co. Ltd.	20,987	3,648
	Woori Financial Group Inc.	488,416	3,382
	Korea Zinc Co. Ltd.	8,920	2,835
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,772	2,630
	Coway Co. Ltd.	50,643	2,567
*,^	HLB Inc.	30,540	2,395
	Lotte Chemical Corp.	13,261	2,357
	Samsung Life Insurance Co. Ltd.	57,222	2,321
	S-Oil Corp.	36,973	2,123
	Orion Corp.	19,617	2,010
	Kangwon Land Inc.	95,730	1,978
	Hyundai Motor Co. 2nd Preference Shares	40,496	1,956
	Hotel Shilla Co. Ltd.	27,886	1,950
	Hanjin Kal Corp.	26,816	1,918
	LG Uplus Corp.	174,616	1,917
	Hyundai Engineering & Construction Co. Ltd.	65,354	1,895
	Hyundai Heavy Industries Holdings Co. Ltd.	9,365	1,870
*	LG Display Co. Ltd.	200,770	1,822
	Daelim Industrial Co. Ltd.	24,525	1,770
	E-MART Inc.	17,802	1,754
	CJ CheilJedang Corp.	7,194	1,618
	Yuhan Corp.	41,516	1,613
	Industrial Bank of Korea	245,359	1,598
	Mirae Asset Daewoo Co. Ltd.	336,706	1,552

53

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	DB Insurance Co. Ltd.	42,341	1,547
	GS Holdings Corp.	46,047	1,449
	Korea Investment Holdings Co. Ltd.	34,251	1,418
	Samsung Securities Co. Ltd.	56,945	1,411
	Hanmi Pharm Co. Ltd.	6,526	1,392
	Hyundai Glovis Co. Ltd.	16,569	1,385
*	Samsung Heavy Industries Co. Ltd.	391,872	1,377
	LG Innotek Co. Ltd.	12,675	1,373
	Shinsegae Inc.	6,193	1,344
	Fila Holdings Corp.	46,986	1,343
*	Samsung Engineering Co. Ltd.	141,833	1,339
*,^	KMW Co. Ltd.	25,993	1,295
	Amorepacific Group	26,202	1,254
	Korea Aerospace Industries Ltd.	58,023	1,224
	S-1 Corp.	17,094	1,216
*,1	Netmarble Corp.	15,297	1,202
	Hyundai Steel Co.	67,327	1,197
	Douzone Bizon Co. Ltd.	16,346	1,185
	Hankook Tire & Technology Co. Ltd.	67,192	1,179
	Hyundai Marine & Fire Insurance Co. Ltd.	54,396	1,176
	LG Household & Health Care Ltd. Preference Shares	1,910	1,136
*,^	Helixmith Co. Ltd.	20,581	1,124
	BNK Financial Group Inc.	264,666	1,101
	GS Engineering & Construction Corp.	52,259	1,091
	Hanon Systems	144,103	1,085
	Kumho Petrochemical Co. Ltd.	15,855	1,000
^	Seegene Inc.	12,939	975
*,^	Celltrion Pharm Inc.	16,541	962
	LG Chem Ltd. Preference Shares	6,465	918
	NH Investment & Securities Co. Ltd.	115,113	916
	CJ ENM Co. Ltd.	8,639	909
	Cheil Worldwide Inc.	62,173	907
*	Pearl Abyss Corp.	5,524	874
	Hanwha Solutions Corp.	72,808	871
*	Genexine Co. Ltd.	15,878	861
	POSCO Chemical Co. Ltd.	19,545	835
	Lotte Shopping Co. Ltd.	10,159	832
*	CJ Logistics Corp.	6,715	816
	Hyundai Department Store Co. Ltd.	13,399	799
	Lotte Corp.	23,527	777
	Com2uSCorp	8,785	774
*	Pharmicell Co. Ltd.	48,275	753
	Hite Jinro Co. Ltd.	28,132	751
	Hyundai Elevator Co. Ltd.	14,649	749
	GS Retail Co. Ltd.	24,002	748
	CJ Corp.	11,163	746
*,^	HMM Co. Ltd.	243,837	724
	BGF retail Co. Ltd.	5,561	719
*	WONIK IPS Co. Ltd.	31,393	717
	Koh Young Technology Inc.	10,702	714
	DB HiTek Co. Ltd.	32,355	711
*	Korean Air Lines Co. Ltd.	43,360	710
	Meritz Securities Co. Ltd.	261,790	705
^	SKC Co. Ltd.	17,266	705
	NongShim Co. Ltd.	2,902	703
*	Hanwha Aerospace Co. Ltd.	31,830	701
	Hanwha Corp.	40,366	689
	Bukwang Pharmaceutical Co. Ltd.	32,091	684
	Samsung Card Co. Ltd.	27,446	679
*	Hanall Biopharma Co. Ltd.	33,845	675
	HDC Hyundai Development Co-Engineering & Construction	41,728	645
*	Hyundai Rotem Co. Ltd.	43,298	643
*	Alteogen Inc.	8,192	634
	KIWOOM Securities Co. Ltd.	10,171	624

54

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	DGB Financial Group Inc.	140,500	610
	Green Cross Corp.	4,960	606
	Youngone Corp.	26,975	605
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	42,516	599
	LEENO Industrial Inc.	8,044	591
	SK Networks Co. Ltd.	131,988	585
*	Hugel Inc.	1,864	585
	Mando Corp.	29,885	583
*,^	Mezzion Pharma Co. Ltd.	4,536	581
	Meritz Fire & Marine Insurance Co. Ltd.	50,761	577
	KCC Corp.	4,205	572
	Korean Reinsurance Co.	82,125	568
*	NHN Corp.	8,817	552
*	HLB Life Science CO Ltd.	35,298	549
^	SK Materials Co. Ltd.	4,231	549
	Paradise Co. Ltd.	41,949	544
*	OCI Co. Ltd.	16,473	541
*	Komipharm International Co. Ltd.	33,247	537
	Hanssem Co. Ltd.	8,916	535
*	Chabiotech Co. Ltd.	37,704	528
*	GemVax & Kael Co. Ltd.	28,662	523
	KEPCO Plant Service & Engineering Co. Ltd.	19,501	521
	SK Chemicals Co. Ltd.	8,156	519
	JB Financial Group Co. Ltd.	130,216	519
	Korea Gas Corp.	23,476	519
	Hansol Chemical Co. Ltd.	7,325	518
	Chong Kun Dang Pharmaceutical Corp.	6,490	517
	LOTTE Fine Chemical Co. Ltd.	15,856	509
	Posco International Corp.	43,802	509
	Ottogi Corp.	1,137	508
	F&F Co. Ltd.	5,784	508
*,^	SillaJen Inc.	48,243	498
	Iljin Materials Co. Ltd.	15,179	498
	Innocean Worldwide Inc.	10,372	497
*	Pan Ocean Co. Ltd.	167,753	475
	LS Corp.	15,348	474
	Amorepacific Corp. Preference Shares	9,185	473
	Kolmar Korea Co. Ltd.	13,416	468
*	Daewoo Engineering & Construction Co. Ltd.	159,164	467
	Soulbrain Co. Ltd.	7,710	464
	Hyosung Corp.	8,103	464
	Hyundai Mipo Dockyard Co. Ltd.	18,269	462
	Eo Technics Co. Ltd.	7,664	457
	SFA Engineering Corp.	15,693	452
	LS Electric Co. Ltd.	13,759	443
	Ecopro BM Co. Ltd.	7,357	442
	NICE Information Service Co. Ltd.	30,511	440
	Cosmax Inc.	5,998	438
	Green Cross Holdings Corp.	25,010	436
	Taeyoung Engineering & Construction Co. Ltd.	35,375	419
	JYP Entertainment Corp.	24,565	418
	Doosan Bobcat Inc.	21,394	414
	Hanjin Transportation Co. Ltd.	10,901	414
*	Doosan Infracore Co. Ltd.	117,229	412
	Kolon Industries Inc.	16,259	412
^	Ssangyong Cement Industrial Co. Ltd.	95,147	401
	DoubleUGames Co. Ltd.	8,350	397
*,^	G-treeBNT Co. Ltd.	18,864	389
	Dongsuh Cos. Inc.	27,193	386
*	Naturecell Co. Ltd.	42,227	384
	Hyundai Wia Corp.	14,115	382
*,^	Oscotec Inc.	20,775	381
*	Amicogen Inc.	16,523	380
	Medy-Tox Inc.	3,853	367

55

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Shinsegae International Inc.	2,039	365
	Hyundai Motor Co. Preference Shares	7,755	364
*	Kuk-il Paper Manufacturing Co. Ltd.	72,617	362
	Hanwha Life Insurance Co. Ltd.	242,863	362
	Seoul Semiconductor Co. Ltd.	33,160	360
	NEPES Corp.	15,044	359
	Daewoong Pharmaceutical Co. Ltd.	3,964	348
*	CrystalGenomics Inc.	32,429	347
*	Doosan Heavy Industries & Construction Co. Ltd.	106,833	347
*	SM Entertainment Co. Ltd.	15,173	347
	Dongjin Semichem Co. Ltd.	26,716	346
	DongKook Pharmaceutical Co. Ltd.	4,442	345
*	Enzychem Lifesciences Corp.	5,593	345
*	ABLBio Inc.	22,373	332
*	Yungjin Pharmaceutical Co. Ltd.	80,680	330
	SKCKOLONPI Inc.	12,162	329
*	Studio Dragon Corp.	5,221	328
	Ilyang Pharmaceutical Co. Ltd.	12,154	328
	Daesang Corp.	17,968	324
	Dong-A ST Co. Ltd.	4,294	322
*	Ananti Inc.	39,104	322
	Taekwang Industrial Co. Ltd.	478	314
	AfreecaTV Co. Ltd.	6,265	311
	Hyundai Greenfood Co. Ltd.	45,794	307
	Korea Petrochemical Ind Co. Ltd.	2,644	307
	Hyundai Home Shopping Network Corp.	5,188	307
	Sam Chun Dang Pharm Co. Ltd.	12,010	303
	Hanmi Science Co. ltd	12,816	302
*	Kumho Tire Co. Inc.	119,667	302
*	CMG Pharmaceutical Co. Ltd.	95,798	300
*	Asiana Airlines Inc.	86,268	298
§	Daeduck Electronics Co.	43,466	297
	Daea TI Co. Ltd.	56,526	296
	Hyosung TNC Co. Ltd.	2,752	294
	NICE Holdings Co. Ltd.	17,911	293
	Poongsan Corp.	16,907	293
*	SFA Semicon Co. Ltd.	67,599	292
	Toptec Co. Ltd.	17,249	291
	JW Pharmaceutical Corp.	12,059	291
	Daou Technology Inc.	21,555	291
*,^	BH Co. Ltd.	20,896	289
*	Medipost Co. Ltd.	13,210	286
	Lotte Chilsung Beverage Co. Ltd.	3,180	285
	Daewoong Co. Ltd.	19,750	282
	Ecopro Co. Ltd.	16,841	281
^	Hana Tour Service Inc.	7,997	279
	HS Industries Co. Ltd.	40,567	274
*	Doosan Solus Co. Ltd.	10,049	274
*	Duk San Neolux Co. Ltd.	10,637	274
	GS Home Shopping Inc.	2,606	273
	Huchems Fine Chemical Corp.	18,895	273
	LG Electronics Inc. Preference Shares	15,403	268
	Mcnex Co. Ltd.	10,729	262
*	LegoChem Biosciences Inc.	6,513	261
*,^	Lotte Tour Development Co. Ltd.	27,562	260
	Samwha Capacitor Co. Ltd.	6,454	258
	Ahnlab Inc.	5,395	258
	Chongkundang Holdings Corp.	2,748	258
*	CJ CGV Co. Ltd.	11,578	255
	Dawonsys Co. Ltd.	18,778	254
	HDC Holdings Co. Ltd.	33,091	254
	Foosung Co. Ltd.	45,603	252
*,^	Telcon RF Pharmaceutical Inc.	61,402	252
*	Hyundai Bioscience Co. Ltd.	28,428	251

56

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	IS Dongseo Co. Ltd.	11,840	248
*	Osstem Implant Co. Ltd.	9,162	247
	Dongwon Industries Co. Ltd.	1,318	246
*	DIO Corp.	10,362	245
	Daishin Securities Co. Ltd.	29,763	243
	LG International Corp.	22,442	243
	Handsome Co. Ltd.	12,008	242
	Partron Co. Ltd.	36,471	242
	LOTTE Himart Co. Ltd.	10,831	239
	Binggrae Co. Ltd.	4,525	238
*	YG Entertainment Inc.	9,618	235
	Sangsangin Co. Ltd.	35,699	230
*	iNtRON Biotechnology Inc.	21,561	227
^	Advanced Process Systems Corp.	10,636	226
	LG Hausys Ltd.	5,314	226
	Huons Co. Ltd.	5,648	225
	Samyang Holdings Corp.	5,466	225
	Grand Korea Leisure Co. Ltd.	16,802	219
	Korea Real Estate Investment & Trust Co. Ltd.	139,212	215
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,987	214
	LIG Nex1 Co. Ltd.	9,956	214
*	ST Pharm Co. Ltd.	7,892	213
	Orion Holdings Corp.	18,292	212
	Dong-A Socio Holdings Co. Ltd.	2,924	211
	TES Co. Ltd.	12,825	210
	Meritz Financial Group Inc.	25,945	210
*	Webzen Inc.	15,384	210
*	Eutilex Co. Ltd.	4,188	209
	L&F Co. Ltd.	13,211	209
*	Binex Co. Ltd.	21,825	207
*,^	Aprogen pharmaceuticals Inc.	120,111	207
	OptoElectronics Solutions Co. Ltd.	6,283	202
	Young Poong Corp.	468	201
	Hyosung Chemical Corp.	2,095	198
	Hansol Paper Co. Ltd.	15,350	198
*	Hyosung Advanced Materials Corp.	2,948	198
	S&T Motiv Co. Ltd.	6,688	198
*	Cafe24 Corp.	5,431	197
*,^	KH Vatec Co. Ltd.	12,932	197
	Mirae Asset Life Insurance Co. Ltd.	65,525	195
*	NKMax Co. Ltd.	19,699	195
^	Tongyang Inc.	188,060	194
	SK Discovery Co. Ltd.	9,328	193
	Maeil Dairies Co. Ltd.	2,908	192
*	Feelux Co. Ltd.	45,049	191
*	Dongsung Pharmaceutical Co. Ltd.	17,023	189
	Silicon Works Co. Ltd.	7,514	186
	SK Securities Co. Ltd.	349,472	186
*	Dongkuk Steel Mill Co. Ltd.	51,809	181
*,^	Stcube	20,820	180
	Songwon Industrial Co. Ltd.	15,189	180
	Hankook Technology Group Co. Ltd.	21,564	180
*,^	Dentium Co. Ltd.	5,783	179
	Doosan Co. Ltd.	5,309	177
	Vieworks Co. Ltd.	6,028	174
	Dongwon F&B Co. Ltd.	1,066	173
*	Inscobee Inc.	74,054	173
	Green Cross Cell Corp.	5,374	172
	LF Corp.	15,869	171
	Posco ICT Co. Ltd.	46,851	170
	Youngone Holdings Co. Ltd.	4,975	168
*	Innox Advanced Materials Co. Ltd.	5,544	166
*	Yuanta Securities Korea Co. Ltd.	78,425	166
	Halla Holdings Corp.	6,688	166

57

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sebang Global Battery Co. Ltd.	6,961	165
	Mirae Asset Daewoo Co. Ltd. Preference Shares	64,597	163
*	Insun ENT Co. Ltd.	26,639	161
	Kumho Industrial Co. Ltd.	24,086	160
	iMarketKorea Inc.	19,079	158
*,^	Hyundai Construction Equipment Co. Ltd.	10,383	157
	Jeil Pharmaceutical Co. Ltd.	7,228	157
	Hansae Co. Ltd.	15,881	156
*	Korea Line Corp.	10,517	155
	Hanwha Corp. Preference Shares	16,238	152
	KEPCO Engineering & Construction Co. Inc.	10,937	152
*	Samsung Pharmaceutical Co. Ltd.	45,764	150
	Youlchon Chemical Co. Ltd.	12,047	149
*	Peptron Inc.	12,024	149
	Korea Electric Terminal Co. Ltd.	6,228	147
	InBody Co. Ltd.	9,496	147
	SL Corp.	13,386	146
	i-SENS Inc.	7,553	146
*	Able C&C Co. Ltd.	17,353	145
	Modetour Network Inc.	13,449	145
	Hanil Cement Co. Ltd.	2,037	143
*	Neowiz	9,864	141
	Nexen Tire Corp.	29,801	140
*	Lock&Lock Co. Ltd.	15,389	140
*	Hyundai Electric & Energy System Co. Ltd.	20,603	139
	Wemade Co. Ltd.	7,044	138
	Cuckoo Homesys Co. Ltd.	4,776	137
	Jusung Engineering Co. Ltd.	30,541	136
*,^	CUROCOM Co. Ltd.	70,746	134
	Kwang Dong Pharmaceutical Co. Ltd.	26,666	133
	Eugene Investment & Securities Co. Ltd.	56,837	132
	Aekyung Industrial Co. Ltd.	5,626	131
	Samchully Co. Ltd.	2,154	131
^	ICD Co. Ltd.	10,224	130
*	Anterogen Co. Ltd.	4,515	130
	Harim Holdings Co. Ltd.	24,651	130
	Lotte Confectionery Co. Ltd.	1,211	128
	Huons Global Co. Ltd.	4,917	128
*	Hancom Inc.	12,334	127
*	Hanwha General Insurance Co. Ltd.	69,810	125
*	Vidente Co. Ltd.	22,931	124
	JW Holdings Corp.	30,397	124
	Daishin Securities Co. Ltd. Preference Shares	17,328	121
	Namhae Chemical Corp.	18,610	120
^	KC Tech Co. Ltd.	8,045	119
*	Hanwha Investment & Securities Co. Ltd.	81,162	119
*	Taihan Electric Wire Co. Ltd.	222,236	117
	SPC Samlip Co. Ltd.	1,951	115
	GOLFZON Co. Ltd.	2,573	113
*,§	KONA I Co. Ltd.	10,460	112
§,^	Woongjin Thinkbig Co. Ltd.	49,302	111
	Korea Asset In Trust Co. Ltd.	55,393	110
*	Seobu T&D	23,925	110
	Namyang Dairy Products Co. Ltd.	415	110
	Hankook Shell Oil Co. Ltd.	505	109
*	Hansol Technics Co. Ltd.	21,614	107
	Kolmar Korea Holdings Co. Ltd.	5,952	107
	SK Gas Ltd.	1,639	103
	Lotte Food Co. Ltd.	327	103
	Sungwoo Hitech Co. Ltd.	41,909	101
	INTOPS Co. Ltd.	11,234	101
	Dae Han Flour Mills Co. Ltd.	942	101
	Samyang Corp.	3,076	100
	AK Holdings Inc.	4,810	100

58

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Wonik Holdings Co. Ltd.	31,912	99
*	KCC Glass Corp.	4,189	99
	Kyobo Securities Co. Ltd.	16,417	98
*	Coreana Cosmetics Co. Ltd.	22,740	97
	BGF Co. Ltd.	24,184	96
	Daekyo Co. Ltd.	24,343	95
	Cuckoo Holdings Co. Ltd.	1,273	95
*	Doosan Fuel Cell Co. Ltd.	15,402	95
	KISWIRE Ltd.	8,000	95
	LG HelloVision Co. Ltd.	25,075	93
	KT Skylife Co. Ltd.	13,988	91
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	90
*,§,^	Cellumed Co. Ltd.	17,851	88
*	Interflex Co. Ltd.	10,506	87
	Hyundai Corp.	7,187	87
	CJ CheilJedang Corp. Preference Shares	947	86
*	Hyosung Heavy Industries Corp.	5,826	86
	Hyundai Livart Furniture Co. Ltd.	8,950	86
	NS Shopping Co. Ltd.	13,483	86
	Seah Besteel Corp.	11,195	86
*	Gamevil Inc.	4,143	84
	Sung Kwang Bend Co. Ltd.	15,908	82
	KC Co. Ltd.	7,211	82
*	Homecast Co. Ltd.	27,476	80
	KTB Investment & Securities Co. Ltd.	37,203	79
	Kolon Corp.	5,422	78
*	Lutronic Corp.	17,457	77
*	SBS Media Holdings Co. Ltd.	48,955	77
	Humedix Co. Ltd.	4,683	77
*,^	GNCO Co. Ltd.	65,482	76
	Tongyang Life Insurance Co. Ltd.	31,110	76
*,§	Hansol Holdings Co. Ltd.	30,188	75
^	TK Corp.	12,269	73
	DB Financial Investment Co. Ltd.	24,758	72
*	Eusu Holdings Co. Ltd.	14,549	71
	KISCO Corp.	21,795	70
	Sindoh Co. Ltd.	3,064	69
*	Muhak Co. Ltd.	13,199	69
*,^	COSON Co. Ltd.	13,992	66
	S&T Dynamics Co. Ltd.	14,315	64
	CJ Freshway Corp.	3,686	63
	Hanil Holdings Co. Ltd.	1,818	63
	E1 Corp.	2,215	63
*	Agabang&Company	22,329	62
*,^	Lumens Co. Ltd.	37,737	55
	Cell Biotech Co. Ltd.	4,631	55
	Interpark Holdings Corp.	36,083	54
*	Byucksan Corp.	41,431	54
	Sam Young Electronics Co. Ltd.	8,674	52
*,^	Ssangyong Motor Co.	40,269	51
*,§,^	Yuyang DNU Co. Ltd.	48,272	48
^	HLB Inc. Rights Exp. 05/29/2020	3,050	43
	It's Hanbul Co. Ltd.	3,481	43
*	Humax Co. Ltd.	14,878	42
	SeAH Steel Corp.	1,204	39
*	Taewoong Co. Ltd.	8,132	39
*,^	Esmo Corp.	81,779	30
	SeAH Steel Holdings Corp.	1,040	25
			628,291
Total Common Stocks (Cost $6,846,823)			5,508,543

59

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2020

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund	0.522%		382,976	38,298

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	0.100%-0.103%	7/14/20	3,170	3,169
4	United States Treasury Bill	1.551%	5/14/20	2,800	2,800
					5,969
Total Temporary Cash Investments (Cost $44,268)					44,267
Total Investments (99.9%) (Cost $6,891,091)					5,552,810
Other Assets and Liabilities—Net (0.1%)[3,4]					3,333
Net Assets (100%)					5,556,143

Cost rounded to $000.

*	Non-income-producing security.

§	Security value determined using significant unobservable inputs.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,890,000.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $22,394,000, representing 0.4% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $38,286,000 was received for securities on loan, of which $38,281,000 is held in Vanguard Market Liquidity Fund and $5,000 is held in cash.

4	Securities with a value of $4,374,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

60

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© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA722 062020

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Australia (1.9%)
	CSL Ltd.	162,660	32,423
	Commonwealth Bank of Australia	633,472	25,590
	BHP Group Ltd.	1,053,243	21,501
	Westpac Banking Corp.	1,293,329	13,456
	National Australia Bank Ltd. (XSAX)	1,072,696	11,754
	Australia & New Zealand Banking Group Ltd.	1,023,460	11,117
	Woolworths Group Ltd.	453,781	10,501
	Wesfarmers Ltd.	398,953	9,690
	Transurban Group	969,486	8,643
	Macquarie Group Ltd.	113,325	7,507
	Rio Tinto Ltd.	132,417	7,463
	Goodman Group	627,330	5,343
	Woodside Petroleum Ltd.	368,188	5,272
	Newcrest Mining Ltd.	277,867	5,036
	Coles Group Ltd.	468,626	4,699
	Fortescue Metals Group Ltd.	569,909	4,355
	Amcor plc (XASX)	448,475	4,087
	Brambles Ltd.	550,934	3,938
	Aristocrat Leisure Ltd.	228,372	3,745
	ASX Ltd.	69,191	3,648
	Insurance Australia Group Ltd.	811,659	3,033
	APA Group	424,012	2,996
	Sonic Healthcare Ltd.	168,492	2,976
	Telstra Corp. Ltd.	1,499,764	2,950
	QBE Insurance Group Ltd.	532,364	2,883
	Scentre Group	1,864,147	2,800
	Cochlear Ltd.	22,923	2,726
	Suncorp Group Ltd.	453,235	2,694
	Ramsay Health Care Ltd.	61,846	2,512
	AGL Energy Ltd.	226,952	2,491
	South32 Ltd.	1,901,610	2,392
	James Hardie Industries plc	163,872	2,353
	Dexus	387,750	2,302
	Origin Energy Ltd.	633,376	2,278
	Aurizon Holdings Ltd.	726,023	2,206
	Mirvac Group	1,415,007	2,056
	Santos Ltd.	640,524	2,037
	Northern Star Resources Ltd.	251,927	2,034
	GPT Group	693,323	1,905
	Treasury Wine Estates Ltd.	262,299	1,725
^	SEEK Ltd.	153,401	1,713
	Medibank Pvt Ltd.	973,937	1,706
*	Afterpay Ltd.	85,725	1,705
*	Xero Ltd.	33,279	1,701
	Lendlease Group (XSAX)	211,351	1,684
	Stockland	882,691	1,639
	Orica Ltd.	141,256	1,637
	Magellan Financial Group Ltd.	49,731	1,629
	Sydney Airport	397,761	1,620
	Computershare Ltd.	202,453	1,593
	Tabcorp Holdings Ltd.	745,882	1,555
	Caltex Australia Ltd.	89,232	1,437
	Oil Search Ltd.	678,824	1,332
	Atlas Arteria Ltd.	318,093	1,284
	Alumina Ltd.	1,130,642	1,254
	Evolution Mining Ltd.	378,678	1,233
	BlueScope Steel Ltd.	188,236	1,229
	Vicinity Centres	1,206,351	1,155
*	AMP Ltd.	1,181,514	1,090
*	Saracen Mineral Holdings Ltd.	395,332	1,084
	Coca-Cola Amatil Ltd.	175,978	980

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	REA Group Ltd.	16,973	971
	JB Hi-Fi Ltd.	42,539	962
	Ansell Ltd.	47,291	872
	National Australia Bank Ltd.	76,575	846
*	NEXTDC Ltd.	146,779	838
	AusNet Services	686,120	837
	Altium Ltd.	37,416	821
	Incitec Pivot Ltd.	524,440	811
	ALS Ltd.	185,038	808
	Domino’s Pizza Enterprises Ltd.	21,219	794
	Charter Hall Group	158,209	782
	Boral Ltd.	392,125	762
	carsales.com Ltd.	83,092	760
	Orora Ltd.	454,312	755
	Iluka Resources Ltd.	144,177	715
	Crown Resorts Ltd.	111,700	715
	Bank of Queensland Ltd.	210,920	711
	Bendigo & Adelaide Bank Ltd.	158,426	670
§	Qube Holdings Ltd.	418,274	639
	TPG Telecom Ltd.	132,802	634
	Worley Ltd.	108,273	628
	Challenger Ltd.	189,816	605
	Appen Ltd.	36,132	597
	Beach Energy Ltd.	604,163	589
	OZ Minerals Ltd.	100,727	581
	Steadfast Group Ltd.	280,187	553
	CIMIC Group Ltd.	34,447	548
	Cleanaway Waste Management Ltd.	452,216	546
	Cromwell Property Group	1,066,637	544
	Downer EDI Ltd.	196,995	530
	Metcash Ltd.	328,020	529
	Star Entertainment Grp Ltd.	264,330	518
	IGO Ltd.	170,451	517
	Breville Group Ltd.	45,386	514
	Qantas Airways Ltd.	204,473	508
	nib holdings Ltd.	157,218	502
	Shopping Centres Australasia Property Group	338,691	491
	Reliance Worldwide Corp. Ltd.	272,834	480
	Mineral Resources Ltd.	42,971	463
	Regis Resources Ltd.	155,747	445
	Link Administration Holdings Ltd.	181,410	443
	Nine Entertainment Co. Holdings Ltd.	473,228	435
	IRESS Ltd.	57,681	421
*	Vocus Group Ltd.	211,206	419
^	Seven Group Holdings Ltd.	42,300	416
	Charter Hall Long Wale REIT	143,394	416
	IDP Education Ltd.	43,607	413
*	Silver Lake Resources Ltd.	327,655	405
	Codan Ltd.	94,858	399
	BWP Trust	171,794	393
	CSR Ltd.	153,212	368
	Technology One Ltd.	59,623	366
	St. Barbara Ltd.	219,490	361
*	Nufarm Ltd.	104,176	354
	WiseTech Global Ltd.	29,332	349
	Washington H Soul Pattinson & Co. Ltd.	28,998	349
	Whitehaven Coal Ltd.	286,695	338
	IOOF Holdings Ltd.	120,691	337
	Elders Ltd.	60,037	337
^	Harvey Norman Holdings Ltd.	186,748	335
*	Megaport Ltd.	42,881	330
	Viva Energy REIT	210,055	328
	Bapcor Ltd.	102,700	327
	National Storage REIT	289,744	325

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
^	InvoCare Ltd.	48,562	325
	Healius Ltd.	193,089	323
[1]	Viva Energy Group Ltd.	342,480	320
*	Nanosonics Ltd.	71,242	318
*	Gold Road Resources Ltd.	303,872	310
	Pendal Group Ltd.	84,607	301
	Perpetual Ltd.	15,164	295
	Lendlease Group	36,275	292
	Charter Hall Retail REIT	139,463	287
^,*	Mesoblast Ltd.	129,441	276
^,*	Avita Medical Ltd.	917,383	272
*	Perseus Mining Ltd.	432,402	261
	IPH Ltd.	54,206	259
	Costa Group Holdings Ltd.	135,146	252
^,*	PolyNovo Ltd.	179,028	249
	Adelaide Brighton Ltd.	139,832	246
	Omni Bridgeway Ltd.	94,211	246
^	Blackmores Ltd.	4,988	245
	MyState Ltd.	94,633	241
	Premier Investments Ltd.	23,993	241
	Bega Cheese Ltd.	76,625	240
*	Lynas Corp. Ltd.	213,777	239
	Austal Ltd.	109,789	238
	Bravura Solutions Ltd.	75,685	236
	Bingo Industries Ltd.	154,054	233
	Sims Ltd.	51,767	233
^	Corporate Travel Management Ltd.	27,898	228
	Monadelphous Group Ltd.	29,944	218
	AP Eagers Ltd.	64,739	214
	Rural Funds Group	159,898	202
	Platinum Asset Management Ltd.	89,377	202
	Flight Centre Travel Group Ltd.	28,283	200
	Ingenia Communities Group	82,798	200
	Inghams Group Ltd.	88,279	200
	Super Retail Group Ltd.	48,655	199
	Abacus Property Group	119,767	195
	GWA Group Ltd.	108,684	195
	ARB Corp. Ltd.	19,394	191
	Tassal Group Ltd.	76,866	188
	Growthpoint Properties Australia Ltd.	92,600	186
	Sandfire Resources Ltd.	63,961	186
^,*	Resolute Mining Ltd.	310,472	185
	Pro Medicus Ltd.	10,953	184
	Webjet Ltd.	92,610	182
*	United Malt Grp Ltd.	64,463	179
^	Clinuvel Pharmaceuticals Ltd.	12,554	178
	AUB Group Ltd.	23,446	178
	Arena REIT	120,939	177
*	Champion Iron Ltd.	137,565	177
	Aventus Group	159,073	176
	Select Harvests Ltd.	37,320	175
	Centuria Industrial REIT	102,105	175
	Service Stream Ltd.	133,412	170
*	Cooper Energy Ltd.	597,256	166
	Credit Corp. Group Ltd.	15,320	163
	Charter Hall Social Infrastructure REIT	102,041	162
*	GrainCorp Ltd. Class A	69,791	160
	Brickworks Ltd.	18,036	159
	GUD Holdings Ltd.	26,796	159
	Collins Foods Ltd.	33,101	157
*	Mayne Pharma Group Ltd.	564,865	151
*	Australian Agricultural Co. Ltd.	198,343	149
	Ramelius Resources Ltd.	174,216	148
	Centuria Office REIT	116,671	147

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Macmahon Holdings Ltd.	1,019,640	146
	Freedom Foods Group Ltd.	50,903	143
*	EML Payments Ltd.	78,018	141
	NRW Holdings Ltd.	125,749	138
	SeaLink Travel Group Ltd.	57,576	135
	Perenti Global Ltd.	228,452	134
*	Centuria Capital Group	126,597	132
	Sigma Healthcare Ltd.	333,711	131
^	Jumbo Interactive Ltd.	16,258	128
	Netwealth Group Ltd.	25,691	126
	HUB24 Ltd.	19,929	125
*	nearmap Ltd.	127,771	125
^,*	Zip Co. Ltd.	81,718	124
	SmartGroup Corp. Ltd.	34,915	122
	Western Areas Ltd.	85,860	121
*	Electro Optic Systems Holdings Ltd.	39,719	120
	Infigen Energy	307,874	118
*	Westgold Resources Ltd.	89,260	117
	Mount Gibson Iron Ltd.	286,220	117
	Australian Pharmaceutical Industries Ltd.	154,238	117
	G8 Education Ltd.	201,815	113
	Genworth Mortgage Insurance Australia Ltd.	81,279	112
	Data#3 Ltd.	44,987	112
	oOh!media Ltd.	165,108	109
	GDI Property Group	161,522	109
*	PointsBet Holdings Pty Ltd.	39,026	106
	BWX Ltd.	45,372	106
	Integral Diagnostics Ltd.	45,882	96
	Domain Holdings Australia Ltd.	56,609	96
^,*	Orocobre Ltd.	62,464	91
	Hotel Property Investments	56,247	89
*	Starpharma Holdings Ltd.	121,637	83
*	Pact Group Holdings Ltd.	65,730	81
^,*	Pilbara Minerals Ltd.	573,740	81
	OFX Group Ltd.	100,137	80
	Lovisa Holdings Ltd.	16,436	78
	Jupiter Mines Ltd.	422,476	74
^,*	Superloop Ltd.	141,588	72
*	Emeco Holdings Ltd.	93,302	70
	Southern Cross Media Group Ltd.	761,258	69
	New Hope Corp. Ltd.	68,583	69
	McMillan Shakespeare Ltd.	15,440	67
	Aurelia Metals Ltd.	316,430	66
*	AMA Group Ltd.	219,882	60
^,*	Bubs Australia Ltd.	103,194	60
[1]	Coronado Global Resources Inc.	77,525	59
	HT&E Ltd.	81,140	59
	Estia Health Ltd.	60,540	59
^,*	Carnarvon Petroleum Ltd.	469,345	57
^,*	Galaxy Resources Ltd.	111,184	55
	Village Roadshow Ltd.	36,503	53
	Accent Group Ltd.	69,417	52
	Cedar Woods Properties Ltd.	18,566	51
*	Senex Energy Ltd.	319,614	44
	Asaleo Care Ltd.	64,802	43
	FlexiGroup Ltd.	73,158	43
*	Dacian Gold Ltd.	165,962	38
	Virtus Health Ltd.	18,856	38
*	Eclipx Group Ltd.	79,787	37
^,*,§	SpeedCast International Ltd.	68,230	35
	Navigator Global Investments Ltd.	36,584	31
^,*	Paradigm Biopharmaceuticals Ltd.	23,152	29
*	Karoon Energy Ltd.	78,395	28
	Regis Healthcare Ltd.	27,703	27

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	MACA Ltd.	54,308	26
	SG Fleet Group Ltd.	27,592	24
	Decmil Group Ltd.	165,947	24
^,*	Syrah Resources Ltd.	148,491	22
	Japara Healthcare Ltd.	64,092	21
^,*	Myer Holdings Ltd.	155,860	20
*	Intega Group Ltd.	104,821	18
	Vita Group Ltd.	18,711	13
*	Cardno Ltd.	76,169	12
^,*	Clean TeQ Holdings Ltd.	81,599	11
*	Seven West Media Ltd.	191,420	11
	WPP AUNZ Ltd.	58,559	9
*	New Century Resources Ltd.	64,656	6
*	Liquefied Natural Gas Ltd.	123,849	4
*,§	DSHE Holdings Ltd.	14,824	—
			334,339
Austria (0.1%)
	Erste Group Bank AG	100,817	2,185
	OMV AG	58,974	1,926
	Verbund AG	23,000	1,041
	voestalpine AG	40,967	849
*	Andritz AG	23,603	776
	CA Immobilien Anlagen AG	24,172	767
	Raiffeisen Bank International AG	44,011	760
	Wienerberger AG	40,006	749
[1]	BAWAG Group AG	21,474	730
	Immofinanz AG	27,618	510
^,*	Oesterreichische Post AG	12,820	483
	Telekom Austria AG	45,351	319
	S Immo AG	16,526	307
	UNIQA Insurance Group AG	42,174	284
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	260
*	Lenzing AG	4,449	254
	Evn AG	12,654	198
	Strabag SE	5,036	141
	Do & Co AG	2,148	107
	Schoeller-Bleckmann Oilfield Equipment AG	3,550	105
	Flughafen Wien AG	3,428	100
	Agrana Beteiligungs AG	4,952	91
^	Porr AG	3,674	63
*	Palfinger AG	2,713	59
	Kapsch TrafficCom AG	1,793	35
*	Zumtobel Group AG	5,100	33
			13,132
Belgium (0.3%)
	Anheuser-Busch InBev SA/NV	275,260	12,819
	KBC Group NV	96,511	5,235
*	Ucb SA	42,763	3,919
	Umicore SA	73,642	3,192
	Ageas	67,208	2,422
^,*	Argenx SE	15,486	2,316
*	Groupe Bruxelles Lambert SA	26,388	2,111
	Solvay SA Class A	25,464	1,989
	Warehouses De Pauw CVA	54,948	1,507
^	Elia Group SA/NV	12,652	1,455
	Sofina SA	5,477	1,290
	Cofinimmo SA	8,616	1,198
	Colruyt SA	19,690	1,180
	Ackermans & van Haaren NV	8,022	1,063
	Proximus SADP	49,198	1,050
	Aedifica SA	8,276	802
	Euronav NV	58,516	654
	Telenet Group Holding NV	15,010	627
	Barco NV	3,918	625

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Ontex Group NV	29,502	538
	Fagron	20,366	459
	Melexis NV	6,572	400
	KBC Ancora	11,129	391
	D’ieteren SA/NV	7,610	381
*	Montea C.V.A	4,187	368
	Gimv NV	6,225	342
	Befimmo SA	7,515	335
	Bekaert SA	12,070	255
*	VGP NV	2,026	235
*	Tessenderlo Chemie NV (Voting Shares)	8,051	225
	bpost SA	31,474	220
	Cie d’Entreprises CFE	2,720	211
	Retail Estates NV	3,893	210
*	AGFA-Gevaert NV	50,073	198
	Orange Belgium SA	9,315	155
	Kinepolis Group NV	3,966	149
^,*	Mithra Pharmaceuticals SA	4,335	108
^,*	Ion Beam Applications	10,794	90
	Econocom Group SA/NV	30,696	59
	Van de Velde NV	1,942	49
	EVS Broadcast Equipment SA	2,987	46
*	Wereldhave Belgium Comm VA	718	41
			50,919
Brazil (0.6%)
	Vale SA	691,356	5,703
	Itau Unibanco Holding SA Preference Shares	1,274,127	5,335
	B3 SA - Brasil Bolsa Balcao	703,717	4,972
	Vale SA Class B ADR	542,225	4,473
	Petroleo Brasileiro SA Preference Shares	1,312,692	4,357
	Banco Bradesco SA ADR	1,052,719	3,706
	Petroleo Brasileiro SA	922,794	3,165
	Banco Bradesco SA Preference Shares	762,529	2,685
	Itau Unibanco Holding SA ADR	637,643	2,684
	Itausa - Investimentos Itau SA Preference Shares	1,513,693	2,505
*	Suzano SA	287,785	2,086
	Lojas Renner SA	293,164	2,070
	Magazine Luiza SA	225,116	2,057
	Weg SA	265,592	1,951
	Petroleo Brasileiro SA ADR Preference Shares	281,847	1,880
	Ambev SA	892,637	1,861
	Natura & Co. Holding SA	257,935	1,685
	Notre Dame Intermedica Participacoes SA	164,206	1,655
	Banco do Brasil SA	295,820	1,550
	Raia Drogasil SA	80,400	1,549
	Jbs SA	345,798	1,516
*	Rumo SA	398,137	1,449
	Ambev SA ADR	669,125	1,439
	Localiza Rent a Car SA	202,358	1,272
	Lojas Americanas SA Preference Shares	268,944	1,231
	Telefonica Brasil SA Preference Shares	138,964	1,167
	BB Seguridade Participacoes SA	236,739	1,156
	Equatorial Energia SA	338,300	1,140
	Cia de Saneamento Basico do Estado de Sao Paulo	129,300	953
*	B2W Cia Digital	70,387	948
	Petroleo Brasileiro SA ADR	129,754	897
	Ccr SA	379,844	863
	Petrobras Distribuidora SA	226,244	813
	Ultrapar Participacoes SA	288,096	768
*	Centrais Eletricas Brasileiras SA	171,782	766
	Klabin SA	221,100	724
	Hypera SA	134,312	718
	Cia Brasileira de Distribuicao	57,921	705
	Banco Santander Brasil SA	137,300	682

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Brf SA	186,024	663
	Banco BTG Pactual SA	82,327	640
	Cosan SA	57,700	640
	Sul America SA	74,944	617
	Banco Bradesco SA	185,153	598
	Cogna Educacao	560,773	571
	TIM Participacoes SA	241,000	566
	Totvs SA	51,879	564
	Gerdau SA Preference Shares	256,200	553
	Engie Brasil Energia SA	75,675	544
	IRB Brasil Resseguros S/A	281,559	529
*	Centrais Eletricas Brasileiras SA Preference Shares	102,600	525
	Energisa SA	64,315	517
	YDUQS Participacoes SA	84,700	473
	BR Malls Participacoes SA	254,818	470
	Atacadao SA	124,671	459
[1]	Hapvida Participacoes e Investimentos SA	45,995	444
	Bradespar SA Preference Shares	77,700	427
	Cia Energetica de Minas Gerais Preference Shares	224,376	393
*	Marfrig Global Foods SA	166,091	392
	Qualicorp Consultoria e Corretora de Seguros SA	76,600	365
	Transmissora Alianca de Energia Eletrica SA	70,927	359
	Multiplan Empreendimentos Imobiliarios SA	86,921	334
*	Minerva SA	144,260	325
	EDP - Energias do Brasil SA	103,467	323
	CPFL Energia SA	60,500	323
	Cia Energetica de Sao Paulo Preference Shares	60,785	315
*	Azul SA Prior Preference Shares.	96,236	308
	Construtora Tenda SA	71,118	304
	Alpargatas SA Preference Shares	59,861	302
	Fleury SA	71,200	299
	Cielo SA	383,088	286
	Porto Seguro SA	33,872	282
	MRV Engenharia e Participacoes SA	92,700	258
	Lojas Americanas SA	68,695	257
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	87,698	257
	Cia de Saneamento do Parana	54,180	256
	Odontoprev SA	92,000	254
	Braskem SA Preference Shares	64,180	250
	Sao Martinho SA	67,100	236
	Neoenergia SA	69,900	235
*	Embraer SA ADR	36,363	230
	Cia Paranaense de Energia	23,100	226
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	62,308	223
*	Linx SA	52,500	210
	Cia de Locacao das Americas	85,437	209
	Cia Energetica de Minas Gerais	116,524	207
*	Via Varejo SA	121,234	205
	Gerdau SA ADR	94,126	202
	SLC Agricola SA	45,700	202
	Aliansce Sonae Shopping Centers sa	37,999	195
	Banco Inter SA Ordinary Shares	112,400	194
*	Omega Geracao SA	34,817	192
	Iguatemi Empresa de Shopping Centers SA	31,500	191
	Metalurgica Gerdau SA Preference Shares Class A	199,300	189
*	Embraer SA	118,100	188
	Cia de Saneamento de Minas Gerais-COPASA	20,489	181
	Duratex SA	99,885	179
	Cia Siderurgica Nacional SA	108,200	178
	Cia Paranaense de Energia Preference Shares	17,400	174
	JSL SA	48,918	169
*	Jereissati Participacoes SA	40,461	167
*	Even Construtora e Incorporadora SA	129,891	161
*	Eneva SA	24,242	160

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Direcional Engenharia SA	97,742	158
	TIM Participacoes SA ADR	13,500	157
*	Light SA	74,246	155
	LOG Commercial Properties e Participacoes SA	36,215	152
*	Banco Pan SA Preference Shares	162,900	151
	M Dias Branco SA	25,200	148
	Telefonica Brasil SA	17,200	147
*	Alupar Investimento SA	34,858	145
	Banco do Estado do Rio Grande do Sul SA Preference Shares	62,398	144
	Cia Siderurgica Nacional SA ADR	89,670	143
*	Cosan Logistica SA	50,231	142
*	Ez Tec Empreendimentos e Participacoes SA	22,761	126
	AES Tiete Energia SA	45,897	122
	Marcopolo SA Preference Shares	231,609	122
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	136,371	120
	Grendene SA	89,100	114
	Randon Participacoes SA Preference Shares	71,064	111
	Arezzo Industria e Comercio SA	14,200	111
*	Petro Rio SA	27,700	104
*	EcoRodovias Infraestrutura e Logistica SA	53,953	104
	Cia Hering	37,140	102
*	Grupo SBF SA	17,509	102
	CVC Brasil Operadora e Agencia de Viagens SA	39,855	101
	BK Brasil Operacao e Assessoria a Restaurantes SA	57,000	99
[1]	Banco Inter SA Preference Shares	52,602	90
	Iochpe Maxion SA	37,596	88
*	Anima Holding SA	20,091	84
	BR Properties SA	51,135	82
*	Gol Linhas Aereas Inteligentes SA Preference Shares	31,744	72
[1]	Ser Educacional SA	23,047	72
	Camil Alimentos SA	47,300	71
	Guararapes Confeccoes SA	29,000	68
	Movida Participacoes SA	33,500	67
	Tupy SA	23,300	63
	Cia de Saneamento do Parana Preference Shares	61,800	57
	Santos Brasil Participacoes SA	69,947	53
*	Unipar Carbocloro SA Preference Shares	11,970	52
	Smiles Fidelidade SA	19,500	51
	Banco Inter SA	9,870	50
	Instituto Hermes Pardini SA	12,400	44
	Wiz Solucoes e Corretagem de Seguros SA	25,310	42
	Mahle-Metal Leve SA	12,100	39
*	Enauta Participacoes SA	23,045	39
*	Alliar Medicos A Frente SA	14,900	29
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,428	22
	JHSF Participacoes SA	22,347	17
			102,613
Canada (2.6%)
	Royal Bank of Canada	514,765	31,667
	Toronto-Dominion Bank	648,798	27,109
	Canadian National Railway Co.	255,292	21,112
	Bank of Nova Scotia	438,119	17,563
	Brookfield Asset Management Inc. Class A	483,933	16,354
	TC Energy Corp.	332,141	15,286
^	Bank of Montreal	227,843	11,584
	Canadian Pacific Railway Ltd.	49,150	11,171
	Barrick Gold Corp. (XTSE)	413,619	10,647
	Suncor Energy Inc.	557,477	9,940
	Canadian Imperial Bank of Commerce (XTSE)	158,908	9,416
	Manulife Financial Corp.	694,302	8,744
	Franco-Nevada Corp.	65,655	8,686
	Alimentation Couche-Tard Inc. Class B	306,077	8,541
	Waste Connections Inc.	92,754	7,980
	Nutrien Ltd.	207,502	7,410

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sun Life Financial Inc.	209,581	7,184
	Canadian Natural Resources Ltd.	418,284	7,005
	Constellation Software Inc.	6,963	6,696
	Fortis Inc.	162,202	6,286
	Wheaton Precious Metals Corp.	162,019	6,156
	Barrick Gold Corp. (XLON)	214,008	5,581
*	CGI Inc.	83,800	5,344
	Rogers Communications Inc. Class B	122,751	5,141
	Agnico Eagle Mines Ltd.	86,893	5,077
	Restaurant Brands International Inc.	103,645	5,056
	Thomson Reuters Corp.	71,064	5,007
	National Bank of Canada	122,619	4,945
	Intact Financial Corp.	50,054	4,764
	Pembina Pipeline Corp.	199,544	4,576
*	Shopify Inc. Class A (XTSE)	6,831	4,332
	BCE Inc.	104,407	4,222
	Magna International Inc.	103,761	4,043
	Kirkland Lake Gold Ltd.	94,230	3,895
	Open Text Corp.	101,273	3,827
	Metro Inc.	83,936	3,453
	Power Corp. of Canada	215,912	3,453
	Dollarama Inc.	109,435	3,433
^	Emera Inc.	85,356	3,398
	Loblaw Cos. Ltd.	64,425	3,170
*	Kinross Gold Corp.	454,342	3,000
	Shaw Communications Inc. Class B	178,533	2,913
^	Algonquin Power & Utilities Corp.	193,458	2,682
	Fairfax Financial Holdings Ltd.	9,531	2,584
	WSP Global Inc.	38,264	2,568
*	Bausch Health Cos. Inc.	132,447	2,393
	TELUS Corp.	144,513	2,362
^	Canadian Apartment Properties REIT	61,489	2,116
[1]	Hydro One Ltd.	113,855	2,065
	Saputo Inc.	79,792	2,006
	Ritchie Bros Auctioneers Inc.	43,318	1,864
	George Weston Ltd.	25,635	1,818
	B2Gold Corp.	348,846	1,764
	CCL Industries Inc. Class B	54,144	1,692
	TMX Group Ltd.	19,428	1,683
^	Canadian Tire Corp. Ltd. Class A	23,689	1,662
*	Stars Group Inc.	59,286	1,654
	Yamana Gold Inc.	339,882	1,602
	Teck Resources Ltd. Class B	179,925	1,586
	Pan American Silver Corp.	73,097	1,554
	Allied Properties REIT	48,229	1,544
	Great-West Lifeco Inc.	92,377	1,521
	CAE Inc.	91,738	1,516
^	RioCan REIT	124,028	1,417
^	Northland Power Inc.	65,617	1,408
^	Toromont Industries Ltd.	29,702	1,396
^	Imperial Oil Ltd.	85,175	1,376
	Cenovus Energy Inc.	377,482	1,369
	Cameco Corp.	136,600	1,358
	Empire Co. Ltd.	60,869	1,344
	Inter Pipeline Ltd.	156,154	1,306
	First Quantum Minerals Ltd.	211,112	1,289
	iA Financial Corp. Inc.	39,145	1,271
	Onex Corp.	27,431	1,264
	Parkland Fuel Corp.	53,291	1,261
*	Descartes Systems Group Inc.	29,265	1,230
^	AltaGas Ltd.	101,441	1,213
	SNC-Lavalin Group Inc.	64,880	1,196
	Keyera Corp.	79,322	1,177
	Stantec Inc.	39,708	1,170

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Alamos Gold Inc. Class A	140,271	1,130
	Lundin Mining Corp.	216,784	1,062
^	Boyd Group Services Inc.	7,525	1,059
	Element Fleet Management Corp.	143,200	1,057
	Gildan Activewear Inc.	74,034	1,033
^,*	Canopy Growth Corp.	62,844	1,002
	Canadian Utilities Ltd. Class A	39,764	970
	FirstService Corp.	11,096	959
^,*	NovaGold Resources Inc.	83,583	938
*	Kinaxis Inc.	8,881	893
^	H&R REIT	124,731	884
	Tourmaline Oil Corp.	87,042	863
*	BlackBerry Ltd.	195,470	834
	Granite REIT	18,015	823
	Quebecor Inc. Class B	37,042	807
^	Choice Properties REIT	85,314	773
	Capital Power Corp.	39,910	772
	CI Financial Corp.	71,976	765
	Atco Ltd. Class I	27,191	764
	TFI International Inc.	27,130	752
	Finning International Inc.	57,741	733
^,*	Cronos Group Inc.	122,295	724
*	SSR Mining Inc.	41,008	719
	Gibson Energy Inc.	48,358	689
	Primo Water Corp.	64,768	663
^	Premium Brands Holdings Corp.	10,985	662
	Colliers International Group Inc.	11,876	652
^	SmartCentres REIT	41,488	635
*	Air Canada Class B	43,572	634
	Centerra Gold Inc.	77,162	617
	TransAlta Corp.	104,337	614
*	Eldorado Gold Corp.	62,830	599
*	Alacer Gold Corp.	114,881	589
	West Fraser Timber Co. Ltd.	20,806	579
	Innergex Renewable Energy Inc.	43,100	578
	IGM Financial Inc.	26,100	553
	Enghouse Systems Ltd.	14,501	543
	PrairieSky Royalty Ltd.	73,782	540
*	IAMGOLD Corp.	153,394	537
*	Parex Resources Inc.	48,843	535
	Canadian Western Bank	30,681	486
	ARC Resources Ltd.	114,100	481
*	Pretium Resources Inc.	61,929	473
	Maple Leaf Foods Inc.	25,190	466
*	First Majestic Silver Corp.	57,500	464
	Osisko Gold Royalties Ltd.	50,547	462
^,*	Canada Goose Holdings Inc.	19,290	461
^	Chartwell Retirement Residences	71,548	460
*	Ivanhoe Mines Ltd.	217,200	456
	Stella-Jones Inc.	17,932	447
	First Capital REIT	42,376	437
*	Endeavour Mining Corp.	23,000	414
	Methanex Corp.	25,700	409
*	Torex Gold Resources Inc.	27,758	395
	BRP Inc.	13,112	392
	Northview Apartment REIT	14,863	376
*	Great Canadian Gaming Corp.	18,900	368
	Cominar REIT	60,240	367
^	Laurentian Bank of Canada	15,982	357
*	ATS Automation Tooling Systems Inc.	23,300	346
	Linamar Corp.	14,300	344
*	OceanaGold Corp.	224,908	343
^	TransAlta Renewables Inc.	31,300	338
	Husky Energy Inc.	103,399	332

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
^,*	Aurora Cannabis Inc.	442,065	324
^,*	Lightspeed POS Inc.	16,820	319
^	North West Co. Inc.	16,800	317
	Winpak Ltd.	9,500	316
	Superior Plus Corp.	44,353	315
^	Genworth MI Canada Inc.	12,294	303
*	SEMAFO Inc.	112,000	282
	Cogeco Communications Inc.	3,793	280
	Transcontinental Inc. Class A	30,812	279
*	Home Capital Group Inc. Class B	20,552	275
	Boardwalk REIT	14,268	273
	Artis REIT	43,300	272
	Norbord Inc.	16,172	262
	Crescent Point Energy Corp.	185,800	259
*	Celestica Inc.	40,101	250
	Cineplex Inc.	20,104	240
*	Bombardier Inc. Class B	676,281	238
	Dream Office REIT	15,117	236
^,*	Aphria Inc.	66,140	235
^	Vermilion Energy Inc.	45,869	226
	Russel Metals Inc.	20,671	224
	NFI Group Inc.	19,177	219
	ECN Capital Corp.	75,845	215
	Cascades Inc.	21,000	210
	Enerplus Corp.	72,770	196
*	Seven Generations Energy Ltd. Class A	94,531	196
	Hudbay Minerals Inc.	79,265	194
	Aecon Group Inc.	17,600	193
	Martinrea International Inc.	29,300	177
^	Whitecap Resources Inc.	134,159	176
	Mullen Group Ltd.	41,918	174
*	MEG Energy Corp.	74,719	167
	Westshore Terminals Investment Corp.	14,700	158
*	Turquoise Hill Resources Ltd.	319,209	156
	Corus Entertainment Inc. Class B	64,001	146
	Pason Systems Inc.	26,654	145
*	Canfor Corp.	19,600	137
	First National Financial Corp.	4,600	106
	Enerflex Ltd.	27,305	103
	Canadian Imperial Bank of Commerce (XNYS)	1,229	73
^,*	Kelt Exploration Ltd.	47,151	54
*	Baytex Energy Corp.	147,813	47
^	TORC Oil & Gas Ltd.	57,188	46
^	Secure Energy Services Inc.	40,536	36
	ShawCor Ltd.	19,700	29
^,*	Paramount Resources Ltd. Class A	19,353	26
*	Bombardier Inc. Class A	3,400	2
			456,963
Chile (0.1%)
	Enel Americas SA	11,524,182	1,891
	Banco de Chile	16,231,259	1,431
	Empresas COPEC SA	172,121	1,076
	Empresas CMPC SA	399,726	862
	Falabella SA	261,612	714
	Banco de Credito e Inversiones SA	18,725	695
*	Banco Santander Chile	14,388,915	618
	Cencosud SA	483,365	585
	Enel Chile SA	5,748,217	468
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	17,998	428
	Sociedad Quimica y Minera de Chile SA ADR	18,580	424
	Parque Arauco SA	209,058	351
	Colbun SA	2,305,955	338
	Cia Cervecerias Unidas SA	45,662	328
	Banco Santander Chile ADR	18,759	315

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Enel Americas SA ADR	37,041	300
	Latam Airlines Group SA	77,515	293
*	Cencosud Shopping SA	161,428	286
	Aguas Andinas SA Class A	846,239	284
	Enel Chile SA ADR	65,984	265
*	Empresa Nacional de Telecomunicaciones SA	39,628	240
	Engie Energia Chile SA	169,857	210
	Vina Concha y Toro SA	117,757	185
	Itau CorpBanca Chile SA	61,154,961	173
*	Cia Sud Americana de Vapores SA	6,248,773	150
	Embotelladora Andina SA Preference Shares	61,493	147
	Inversiones Aguas Metropolitanas SA	170,403	137
*	Cap SA	25,734	126
	AES Gener SA	823,686	121
	Smu SA	719,143	121
	Plaza SA	82,707	119
	Sonda SA	157,659	95
	Ripley Corp. SA	238,372	74
	Inversiones La Construccion SA	9,475	71
	Besalco SA	138,378	61
	Salfacorp SA	90,403	39
	Forus SA	29,238	33
			14,054
China (4.3%)
*	Alibaba Group Holding Ltd. ADR	628,172	127,312
	Tencent Holdings Ltd.	2,047,467	107,634
	China Construction Bank Corp. Class H	33,084,026	26,555
	Ping An Insurance Group Co. of China Ltd.	1,956,466	19,910
	Industrial & Commercial Bank of China Ltd. Class H	27,393,245	18,367
*	Meituan Dianping Class B	1,227,060	16,429
	China Mobile Ltd.	1,895,157	15,235
*	JD.com Inc. ADR	284,023	12,241
	Bank of China Ltd. Class H	26,447,410	10,069
*	Baidu Inc. ADR	99,348	10,027
	NetEase Inc. ADR	25,600	8,831
	China Merchants Bank Co. Ltd. Class H	1,473,398	6,973
*	TAL Education Group ADR	123,122	6,672
	CNOOC Ltd.	5,619,063	6,213
*	New Oriental Education & Technology Group Inc. ADR	48,327	6,169
	China Life Insurance Co. Ltd. Class H	2,643,271	5,637
*,1	Xiaomi Corp. Class B	3,873,693	5,081
	China Overseas Land & Investment Ltd.	1,350,480	4,989
	China Petroleum & Chemical Corp. Class H	9,737,337	4,853
*,1	Wuxi Biologics Cayman Inc.	288,080	4,484
	Agricultural Bank of China Ltd. Class H	10,629,500	4,422
	ZTO Express Cayman Inc. ADR	141,266	4,204
	Kweichow Moutai Co. Ltd. Class A	22,846	4,070
*	Trip.com Group Ltd. ADR	156,449	4,030
	Sunac China Holdings Ltd.	888,400	3,974
	China Resources Land Ltd.	943,909	3,900
*,1	China Tower Corp. Ltd. Class H	16,946,576	3,771
	ANTA Sports Products Ltd.	438,000	3,730
	Country Garden Holdings Co. Ltd.	2,799,230	3,626
	China Pacific Insurance Group Co. Ltd. Class H	1,059,000	3,504
	China Gas Holdings Ltd.	945,151	3,439
	Sino Biopharmaceutical Ltd.	2,315,500	3,375
*	Alibaba Health Information Technology Ltd.	1,392,000	3,330
	Sunny Optical Technology Group Co. Ltd.	237,300	3,305
[1]	Longfor Group Holdings Ltd.	623,500	3,170
	CSPC Pharmaceutical Group Ltd.	1,570,000	3,108
	Anhui Conch Cement Co. Ltd. Class H	393,000	3,099
	Shenzhou International Group Holdings Ltd.	266,391	3,075
	ENN Energy Holdings Ltd.	269,918	3,043
	PetroChina Co. Ltd. Class H	7,890,000	2,834

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Geely Automobile Holdings Ltd.	1,787,000	2,780
	China Conch Venture Holdings Ltd.	573,998	2,745
	China Resources Beer Holdings Co. Ltd.	568,681	2,678
*	Vipshop Holdings Ltd.	156,295	2,490
	PICC Property & Casualty Co. Ltd. Class H	2,532,330	2,423
	Hengan International Group Co. Ltd.	255,730	2,274
	Guangdong Investment Ltd.	1,060,000	2,203
	China Shenhua Energy Co. Ltd. Class H	1,239,500	2,196
	Li Ning Co. Ltd.	685,749	2,165
	Country Garden Services Holdings Co. Ltd.	461,141	2,131
	Shimao Property Holdings Ltd.	507,500	2,063
*,1	Innovent Biologics Inc.	415,441	2,046
[1]	Postal Savings Bank of China Co. Ltd. Class H	3,354,000	2,004
	China Vanke Co. Ltd. Class H	587,789	1,975
	Ping An Insurance Group Co. of China Ltd. Class A	189,300	1,972
*	Pinduoduo Inc. ADR	39,868	1,891
	CITIC Ltd.	1,813,000	1,883
*	58.com Inc. ADR	36,244	1,883
*,1	Ping An Healthcare and Technology Co. Ltd.	133,700	1,842
	China Telecom Corp. Ltd. Class H	5,126,034	1,771
	China National Building Material Co. Ltd. Class H	1,416,750	1,770
	Autohome Inc. ADR	20,759	1,705
	China Resources Gas Group Ltd.	286,000	1,607
	China Minsheng Banking Corp. Ltd. Class H	2,085,512	1,554
	China Jinmao Holdings Group Ltd.	2,186,000	1,539
^	BYD Co. Ltd. Class H	245,460	1,526
	Bank of Communications Co. Ltd. Class H	2,393,058	1,516
	CITIC Securities Co. Ltd. Class H	778,000	1,490
	Industrial & Commercial Bank of China Ltd. Class A	1,964,685	1,434
	China CITIC Bank Corp. Ltd. Class H	2,896,525	1,415
^,*	iQIYI Inc. ADR	82,985	1,408
	China Unicom Hong Kong Ltd.	2,173,574	1,406
^	China Evergrande Group	790,000	1,404
	Wuliangye Yibin Co. Ltd. Class A	73,300	1,395
	Yihai International Holding Ltd.	171,000	1,363
	Agricultural Bank of China Ltd. Class A	2,772,800	1,355
*,1	Hansoh Pharmaceutical Group Co. Ltd.	348,000	1,344
	Weichai Power Co. Ltd. Class H	763,400	1,341
	Haitong Securities Co. Ltd. Class H	1,449,939	1,313
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	848,000	1,288
	Sinopharm Group Co. Ltd. Class H	476,200	1,284
	Huazhu Group Ltd. ADR	35,100	1,264
	Haier Electronics Group Co. Ltd.	455,000	1,253
*	GDS Holdings Ltd. ADR	21,542	1,235
	China Merchants Bank Co. Ltd. Class A	238,000	1,172
	Kingdee International Software Group Co. Ltd.	816,000	1,167
*	JOYY Inc. ADR	18,302	1,116
	New China Life Insurance Co. Ltd. Class H	321,501	1,114
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	83,998	1,092
	Fosun International Ltd.	855,464	1,074
	China Resources Cement Holdings Ltd.	782,000	1,064
^,*	Kingsoft Corp. Ltd.	308,000	1,058
	Bank of China Ltd. Class A	2,096,400	1,030
	China Communications Construction Co. Ltd. Class H	1,516,875	1,020
*	China Biologic Products Holdings Inc.	9,752	1,017
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	1,213,580	983
[1]	Huatai Securities Co. Ltd. Class H	589,964	978
	CITIC Securities Co. Ltd. Class A	295,400	977
	Guangzhou Automobile Group Co. Ltd. Class H	1,071,399	961
*,1	CGN Power Co. Ltd. Class H	3,806,832	958
^,*	NIO Inc. ADR	275,108	938
	Gree Electric Appliances Inc. of Zhuhai Class A	122,100	934
	Zijin Mining Group Co. Ltd. Class H	2,269,301	926
[1]	People’s Insurance Co. Group of China Ltd. Class H	2,787,000	912

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	237,139	896
	Brilliance China Automotive Holdings Ltd.	960,000	888
	CIFI Holdings Group Co. Ltd.	1,162,000	888
	China Railway Group Ltd. Class H	1,476,000	883
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	192,800	866
	Seazen Group Ltd.	886,038	861
	Momo Inc. ADR	35,661	859
	Anhui Conch Cement Co. Ltd. Class A	101,900	854
	Zhongsheng Group Holdings Ltd.	212,000	851
*	Zai Lab Ltd. ADR	13,563	851
	China Taiping Insurance Holdings Co. Ltd.	493,459	832
	Beijing Enterprises Water Group Ltd.	2,101,015	815
	Industrial Bank Co. Ltd. Class A	342,700	801
[1]	China Galaxy Securities Co. Ltd. Class H	1,573,000	799
	Kunlun Energy Co. Ltd.	1,208,000	787
	Shanghai Pudong Development Bank Co. Ltd. Class A	511,386	766
	Luxshare Precision Industry Co. Ltd. Class A	114,940	758
	China Resources Power Holdings Co. Ltd.	639,400	757
*	ZTE Corp. Class H	266,814	752
	China Railway Construction Corp. Ltd. Class H	672,626	739
	Great Wall Motor Co. Ltd. Class H	1,086,558	726
	CRRC Corp. Ltd. Class H	1,366,800	724
	Beijing Enterprises Holdings Ltd.	204,000	723
	Far East Horizon Ltd.	889,000	720
	Muyuan Foodstuff Co. Ltd. Class A	40,199	720
	KWG Group Holdings Ltd.	481,500	712
*	SINA Corp.	21,074	712
	Tsingtao Brewery Co. Ltd. Class H	116,322	707
	China Everbright International Ltd.	1,212,777	701
	GF Securities Co. Ltd. Class H	643,600	698
	BYD Electronic International Co. Ltd.	302,500	697
	Ping An Bank Co. Ltd. Class A	356,800	696
[1]	A-Living Services Co. Ltd. Class H	123,500	683
*	Weibo Corp. ADR	18,075	678
	Dongfeng Motor Group Co. Ltd. Class H	1,004,000	666
	Poly Developments and Holdings Group Co. Ltd. Class A	284,799	646
	China Yangtze Power Co. Ltd. Class A	258,694	637
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	17,688	634
	China Communications Services Corp. Ltd. Class H	886,000	632
	China Vanke Co. Ltd. Class A	166,400	624
	China International Travel Service Corp. Ltd. Class A	48,497	622
	Huatai Securities Co. Ltd. Class A	241,300	611
*	Genscript Biotech Corp.	336,000	599
	Shenzhen International Holdings Ltd.	310,000	599
	China Minsheng Banking Corp. Ltd. Class A	719,800	598
	China State Construction Engineering Corp. Ltd. Class A	812,200	597
*	Alibaba Pictures Group Ltd.	4,310,000	577
	China Cinda Asset Management Co. Ltd. Class H	2,974,000	576
	Bank of Communications Co. Ltd. Class A	780,900	571
	Nine Dragons Paper Holdings Ltd.	595,000	569
	China Medical System Holdings Ltd.	482,000	567
	Logan Property Holdings Co. Ltd.	358,000	564
*	51job Inc. ADR	9,393	563
	China Construction Bank Corp. Class A	619,700	562
	China Merchants Port Holdings Co. Ltd.	434,000	559
	China Longyuan Power Group Corp. Ltd. Class H	1,114,000	557
[1]	China International Capital Corp. Ltd. Class H	362,000	556
*	GSX Techedu Inc. ADR	13,976	553
	TravelSky Technology Ltd. Class H	312,000	551
	Kingboard Holdings Ltd.	225,840	551
	Guangzhou R&F Properties Co. Ltd. Class H	433,000	550
*,1	Jinxin Fertility Group Ltd.	434,000	547
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	178,309	545
	Agile Group Holdings Ltd.	481,500	542

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sany Heavy Industry Co. Ltd. Class A	197,146	541
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	38,995	540
^,*,1	Tongcheng-Elong Holdings Ltd.	320,000	540
	Yangzijiang Shipbuilding Holdings Ltd.	766,936	532
*,1	CanSino Biologics Inc. Class H	25,000	527
^,1	Haidilao International Holding Ltd.	119,000	516
	China Aoyuan Group Ltd.	437,000	513
*	ZTE Corp. Class A	89,698	513
*	Tencent Music Entertainment Group ADR	44,916	512
	Huaneng Power International Inc. Class H	1,358,000	511
*	Bilibili Inc. ADR	18,543	508
*,1	3SBio Inc.	500,500	507
	Bank of Shanghai Co. Ltd. Class A	438,937	506
	China Everbright Ltd.	330,000	504
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	281,900	496
	SAIC Motor Corp. Ltd. Class A	186,699	494
	Air China Ltd. Class H	690,000	492
^,*	GOME Retail Holdings Ltd.	4,110,720	477
*	Alibaba Group Holding Ltd.	18,700	475
	China Overseas Property Holdings Ltd.	427,493	473
[1]	Dali Foods Group Co. Ltd.	760,000	470
	Yanzhou Coal Mining Co. Ltd. Class H	616,000	468
[1]	WuXi AppTec Co. Ltd. Class H	32,700	461
	GF Securities Co. Ltd. Class A	240,500	461
	China Molybdenum Co. Ltd. Class H	1,527,000	461
	China State Construction International Holdings Ltd.	591,750	459
	Livzon Pharmaceutical Group Inc. Class H	102,906	459
	Haitian International Holdings Ltd.	259,000	458
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	174,000	455
	China Everbright Bank Co. Ltd. Class A	860,000	453
[1]	China Merchants Securities Co. Ltd. Class H	410,200	450
	Jiangxi Copper Co. Ltd. Class H	461,000	448
*,1	Shandong Gold Mining Co. Ltd. Class H	149,500	445
	China Lesso Group Holdings Ltd.	310,000	444
	CRRC Corp. Ltd. Class A	504,400	439
	Shanghai Jinjiang International Travel Co. Ltd. Class B	352,223	439
^	BBMG Corp. Class H	1,735,000	439
	Sinotruk Hong Kong Ltd.	215,500	437
	Bright Dairy & Food Co. Ltd. Class A	250,400	434
*	21Vianet Group Inc. ADR	28,492	427
	China Hongqiao Group Ltd.	864,000	426
	Chinasoft International Ltd.	808,000	424
	Shanxi Securities Co. Ltd. Class A	426,900	423
	China Oilfield Services Ltd. Class H	542,000	422
*,1	Koolearn Technology Holding Ltd.	87,500	420
	Zhejiang Longsheng Group Co. Ltd. Class A	244,900	415
	WuXi AppTec Co. Ltd. Class A	29,289	414
	Times China Holdings Ltd.	246,000	413
	Beijing Yanjing Brewery Co. Ltd. Class A	478,300	402
^,*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	115,556	401
	Bank of Ningbo Co. Ltd. Class A	109,700	401
[1]	China Huarong Asset Management Co. Ltd. Class H	3,592,000	400
	New China Life Insurance Co. Ltd. Class A	63,200	398
	Changchun High & New Technology Industry Group Inc. Class A	4,773	397
[1]	Guotai Junan Securities Co. Ltd. Class H	277,800	395
*	Henan Shuanghui Investment & Development Co. Ltd. Class A	69,378	394
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	600,000	393
	Yuexiu Property Co. Ltd.	2,063,207	392
	Jiangsu Expressway Co. Ltd. Class H	328,000	392
	Anhui Gujing Distillery Co. Ltd. Class B	46,400	391
	Greentown Service Group Co. Ltd.	296,000	390
	BYD Co. Ltd. Class A	45,700	382
	China Everbright Bank Co. Ltd. Class H	899,000	381
	Shenzhen Investment Ltd.	1,161,953	381

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	BEST Inc. ADR	70,614	379
	SSY Group Ltd.	534,336	376
	Beijing Capital International Airport Co. Ltd. Class H	560,000	375
	Hopson Development Holdings Ltd.	334,000	374
	Zhaojin Mining Industry Co. Ltd. Class H	329,500	370
	Shenzhen Airport Co. Ltd. Class A	318,200	369
*	Yunnan Tin Co. Ltd. Class A	310,000	368
	China Merchants Securities Co. Ltd. Class A	141,298	365
	Zhejiang Expressway Co. Ltd. Class H	474,000	358
*	Aluminum Corp. of China Ltd. Class H	1,685,331	355
	Aisino Corp. Class A	145,500	350
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	85,300	350
	COSCO SHIPPING Ports Ltd.	654,000	348
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	354,600	348
	Ausnutria Dairy Corp. Ltd.	187,000	345
	China Traditional Chinese Medicine Holdings Co. Ltd.	772,000	339
	Lee & Man Paper Manufacturing Ltd.	549,000	337
*	Chongqing Rural Commercial Bank Co. Ltd. Class H	766,000	334
*	HUYA Inc. ADR	20,534	333
[1]	AK Medical Holdings Ltd.	124,000	333
	New Hope Liuhe Co. Ltd. Class A	71,600	331
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	19,000	328
	China Southern Airlines Co. Ltd. Class H	652,000	326
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	135,000	324
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	486,080	323
*	China Eastern Airlines Corp. Ltd. Class H	794,000	323
	Wingtech Technology Co. Ltd. Class A	21,700	323
[1]	China Resources Pharmaceutical Group Ltd.	513,000	322
[1]	BAIC Motor Corp. Ltd. Class H	735,900	322
	China Railway Construction Corp. Ltd. Class A	233,200	319
	Camel Group Co. Ltd. Class A	252,700	319
	Kingboard Laminates Holdings Ltd.	329,858	319
^,1	China Yuhua Education Corp. Ltd.	316,000	318
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	380,411	314
	China Life Insurance Co. Ltd. Class A	78,472	314
[1]	CSC Financial Co. Ltd. Class H	340,000	312
*	SF Holding Co. Ltd. Class A	47,198	309
	AviChina Industry & Technology Co. Ltd. Class H	782,000	309
*,1	China Literature Ltd.	69,000	308
	Lao Feng Xiang Co. Ltd. Class B	110,794	308
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	140,000	305
	China United Network Communications Ltd. Class A	414,601	304
	SOHO China Ltd.	630,500	302
*	Will Semiconductor Ltd. Class A	11,100	301
	Shenwan Hongyuan Group Co. Ltd. Class A	488,600	300
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,102,000	299
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,077,100	295
	Yuzhou Properties Co. Ltd.	691,122	294
	Shanghai Electric Group Co. Ltd. Class H	958,000	294
	Fantasia Holdings Group Co. Ltd.	1,521,000	293
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	501,600	293
	China Overseas Grand Oceans Group Ltd.	462,500	290
	Powerlong Real Estate Holdings Ltd.	471,000	288
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	53,000	286
	China Power International Development Ltd.	1,395,851	284
^,1	Luye Pharma Group Ltd.	585,000	284
	Metallurgical Corp. of China Ltd. Class H	1,618,000	281
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	284,765	279
*	Citic Pacific Special Steel Group Co. Ltd. Class A	122,910	278
	China CYTS Tours Holding Co. Ltd. Class A	186,800	275
	Shanghai Baosight Software Co. Ltd. Class B	122,572	273
*	Pacific Securities Co. Ltd. China Class A	596,800	271
*,1	China Railway Signal & Communication Corp. Ltd. Class H	548,500	271
	China Shenhua Energy Co. Ltd. Class A	120,000	270

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	China Yongda Automobiles Services Holdings Ltd.	267,000	269
^,*	Ever Sunshine Lifestyle Services Group Ltd.	190,000	269
	Aier Eye Hospital Group Co. Ltd. Class A	43,394	269
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	642,000	267
	Shanghai International Airport Co. Ltd. Class A	26,900	267
	Contemporary Amperex Technology Co. Ltd. Class A	13,440	267
	Wanhua Chemical Group Co. Ltd. Class A	41,900	264
	Shanghai Industrial Holdings Ltd.	155,000	264
^,*,1	Weimob Inc.	353,000	261
	China Baoan Group Co. Ltd. Class A	285,800	261
	China Reinsurance Group Corp. Class H	2,218,000	260
	Shenzhen Expressway Co. Ltd. Class H	224,000	257
*	China Meidong Auto Holdings Ltd.	142,000	256
	Hollysys Automation Technologies Ltd.	17,800	255
[1]	Sinopec Engineering Group Co. Ltd. Class H	532,135	255
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	50,700	249
*	COSCO SHIPPING Holdings Co. Ltd. Class H	859,000	248
*,1	Hope Education Group Co. Ltd.	878,000	246
[1]	Fu Shou Yuan International Group Ltd.	272,000	246
	China SCE Group Holdings Ltd.	560,000	246
^,1	Hua Hong Semiconductor Ltd.	127,000	245
^	Greentown China Holdings Ltd.	226,879	245
	Fanhua Inc. ADR	12,865	244
	China Education Group Holdings Ltd.	145,000	243
	Kaisa Group Holdings Ltd.	633,000	242
	China CITIC Bank Corp. Ltd. Class A	329,700	242
	Sino-Ocean Group Holding Ltd.	922,500	240
	BOE Technology Group Co. Ltd. Class A	457,900	240
	Yonghui Superstores Co. Ltd. Class A	168,100	240
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	240
	Digital China Holdings Ltd.	449,499	240
	Vinda International Holdings Ltd.	79,599	238
*	Ovctek China Inc. Class A	25,633	236
*	TCL Technology Group Corp. Class A	363,800	236
	China Coal Energy Co. Ltd. Class H	859,000	230
*	Baozun Inc. ADR	7,200	229
[1]	Qingdao Port International Co. Ltd. Class H	425,000	229
	East Money Information Co. Ltd. Class A	89,800	229
	Luzhou Laojiao Co. Ltd. Class A	20,600	228
	Jiayuan International Group Ltd.	548,000	228
	Baoshan Iron & Steel Co. Ltd. Class A	332,600	228
	China Oriental Group Co. Ltd.	754,000	228
	Guangzhou Haige Communications Group Inc. Co. Class A	134,100	228
	Yonyou Network Technology Co. Ltd. Class A	34,898	226
	Zhejiang Hailiang Co. Ltd. Class A	173,000	226
	LONGi Green Energy Technology Co. Ltd. Class A	52,189	226
	Winning Health Technology Group Co. Ltd. Class A	63,100	225
	China Water Affairs Group Ltd.	296,000	225
	Hualan Biological Engineering Inc. Class A	40,875	224
^,*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	46,000	222
*,1	China East Education Holdings Ltd.	137,500	221
*	Mango Excellent Media Co. Ltd. Class A	33,826	220
	Bosideng International Holdings Ltd.	808,000	219
*	Gigadevice Semiconductor Beijing Inc. Class A	5,598	218
	Huaxin Cement Co. Ltd. Class B	128,100	217
	Yuexiu REIT	438,940	215
	Central China Securities Co. Ltd. Class H	1,367,988	215
	Guotai Junan Securities Co. Ltd. Class A	90,600	214
*	LexinFintech Holdings Ltd. ADR	25,398	214
	Lepu Medical Technology Beijing Co. Ltd. Class A	40,000	214
	Comba Telecom Systems Holdings Ltd.	522,039	212
	NetDragon Websoft Holdings Ltd.	76,000	210
	Daqin Railway Co. Ltd. Class A	207,000	210
*	Aluminum Corp. of China Ltd. Class A	520,700	209

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Bank of Beijing Co. Ltd. Class A	297,500	209
	Sinotrans Ltd. Class H	853,000	207
	Yunnan Baiyao Group Co. Ltd. Class A	16,200	206
	Tong Ren Tang Technologies Co. Ltd. Class H	259,000	205
	Glodon Co. Ltd. Class A	27,400	201
	Huaxia Bank Co. Ltd. Class A	216,700	201
[1]	Legend Holdings Corp. Class H	171,200	200
	Inner Mongolia Yitai Coal Co. Ltd. Class B	324,004	199
	Poly Property Group Co. Ltd.	567,000	198
	China Petroleum & Chemical Corp. Class A	311,100	196
	Tianneng Power International Ltd.	200,000	196
	Chongqing Zhifei Biological Products Co. Ltd. Class A	17,600	195
	Shandong Nanshan Aluminum Co. Ltd. Class A	660,000	195
	Sany Heavy Equipment International Holdings Co. Ltd.	356,000	191
	Ronshine China Holdings Ltd.	182,500	191
	Lonking Holdings Ltd.	563,000	191
	Iflytek Co. Ltd. Class A	40,400	188
	Shandong Gold Mining Co. Ltd. Class A	36,841	187
*	DouYu International Holdings Ltd. ADR	24,631	187
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	86,500	186
	Health & Happiness H&H International Holdings Ltd.	48,236	184
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	12,200	184
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	9,298	183
	Sanan Optoelectronics Co. Ltd. Class A	59,900	183
	Shougang Concord International Enterprises Co. Ltd.	947,600	182
	China Shipbuilding Industry Co. Ltd. Class A	306,000	180
	Haitong Securities Co. Ltd. Class A	99,500	179
	Ganfeng Lithium Co. Ltd. Class A	27,900	179
	BOE Technology Group Co. Ltd. Class B	512,200	178
	Skyworth Group Ltd.	776,000	178
	Huadian Power International Corp. Ltd. Class H	510,000	177
	Haier Smart Home Co. Ltd. Class A	81,299	175
[1]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	46,400	175
	NARI Technology Co. Ltd. Class A	61,700	174
^,*	Q Technology Group Co. Ltd.	144,000	172
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	118,415	172
^	Zhenro Properties Group Ltd.	265,000	170
*	Eve Energy Co. Ltd. Class A	18,100	170
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	64,600	169
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	9,007	169
	Jiangsu Yangnong Chemical Co. Ltd. Class A	15,900	168
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	40,900	168
	Zhongyu Gas Holdings Ltd.	196,000	168
	China Merchants Land Ltd.	1,000,000	166
*	Times Neighborhood Holdings Ltd.	194,615	166
	Hithink RoyalFlush Information Network Co. Ltd. Class A	9,953	165
	Fufeng Group Ltd.	481,000	165
*	Tianli Education International Holdings Ltd.	327,000	164
[1]	Midea Real Estate Holding Ltd.	63,400	163
*	JinkoSolar Holding Co. Ltd. ADR	10,276	163
	Hundsun Technologies Inc. Class A	11,300	162
^	Datang International Power Generation Co. Ltd. Class H	1,120,000	162
*	Foxconn Industrial Internet Co. Ltd. Class A	77,900	160
	China Pacific Insurance Group Co. Ltd. Class A	37,100	160
	Xtep International Holdings Ltd.	414,000	159
*,1	China Logistics Property Holdings Co. Ltd.	422,000	159
	Bank of Chongqing Co. Ltd. Class H	295,500	158
	Zijin Mining Group Co. Ltd. Class A	288,700	158
	PAX Global Technology Ltd.	367,000	156
	NAURA Technology Group Co. Ltd. Class A	7,400	156
^	China Maple Leaf Educational Systems Ltd.	528,000	155
	Chongqing Changan Automobile Co. Ltd. Class B	320,062	155
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	18,000	155
	Jiangxi Bank Co. Ltd. Class H	347,500	154

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hengtong Optic-electric Co. Ltd. Class A	65,300	153
	Angang Steel Co. Ltd. Class H	566,800	153
[1]	Orient Securities Co. Ltd. Class H	296,000	152
^,1	Zhou Hei Ya International Holdings Co. Ltd.	270,500	152
	CSC Financial Co. Ltd. Class A	31,100	151
*	SG Micro Corp. Class A	3,400	151
	Beijing New Building Materials plc Class A	42,100	151
	AVIC Aircraft Co. Ltd. Class A	60,300	149
	China Communications Construction Co. Ltd. Class A	132,400	149
	Tsingtao Brewery Co. Ltd. Class A	20,100	149
	China Merchants Property Operation & Service Co. Ltd.	40,430	149
	Hangzhou Tigermed Consulting Co. Ltd. Class A	13,750	147
	Suning.com Co. Ltd. Class A	124,200	147
	China CSSC Holdings Ltd. Class A	55,600	146
	Yanlord Land Group Ltd.	194,600	145
	CSG Holding Co. Ltd. Class B	516,606	145
*	Liaoning Cheng Da Co. Ltd. Class A	58,600	145
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	145
	Dongyue Group Ltd.	326,000	144
	Yuexiu Transport Infrastructure Ltd.	206,000	144
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	39,400	144
*	Shanghai RAAS Blood Products Co. Ltd. Class A	121,000	143
	Founder Securities Co. Ltd. Class A	143,000	142
	Seazen Holdings Co. Ltd.	32,000	142
^,*	Lifetech Scientific Corp.	643,998	142
	Jointown Pharmaceutical Group Co. Ltd. Class A	56,200	142
	Tianma Microelectronics Co. Ltd. Class A	71,200	141
	Unisplendour Corp. Ltd. Class A	24,100	141
*	Bitauto Holdings Ltd. ADR	11,600	141
[1]	Ganfeng Lithium Co. Ltd. Class H	43,400	141
*	CGN Power Co. Ltd. Class A	349,900	141
^	Beijing Capital Land Ltd. Class H	627,000	141
	Baosheng Science and Technology Innovation Co. Ltd. Class A	235,400	140
	Lomon Billions Group Co. Ltd. Class A	60,100	140
	Huadian Fuxin Energy Corp. Ltd. Class H	788,000	140
	CSG Holding Co. Ltd. Class A	222,900	139
	Jiangsu Expressway Co. Ltd. Class A	93,500	139
*	Zhongji Innolight Co. Ltd. Class A	15,300	139
	Shandong Chenming Paper Holdings Ltd. Class H	360,750	138
	Shengyi Technology Co. Ltd. Class A	30,400	138
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	137
	Hisense Home Appliances Group Co. Ltd.	141,000	136
	Wuhan Guide Infrared Co. Ltd. Class A	23,600	136
	Sinopec Kantons Holdings Ltd.	308,000	136
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,900	136
*	Daqo New Energy Corp. ADR	2,596	135
	China Suntien Green Energy Corp. Ltd. Class H	581,000	135
	Guangdong Haid Group Co. Ltd. Class A	22,177	135
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	135
*	Weihai Guangwei Composites Co. Ltd.	17,640	135
	Dongxing Securities Co. Ltd. Class A	89,900	135
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	61,000	135
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	134
*	Dawning Information Industry Co. Ltd. Class A	19,800	134
	China National Software & Service Co. Ltd. Class A	11,600	134
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	134
^	China International Marine Containers Group Co. Ltd. Class H	150,600	133
	Accelink Technologies Co. Ltd. Class A	32,000	133
*	Shang Gong Group Co. Ltd. Class B	360,700	132
*	Shennan Circuits Co. Ltd. Class A	4,100	132
*	Inspur Electronic Information Industry Co. Ltd. Class A	22,512	132
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	131
	Hongfa Technology Co. Ltd. Class A	28,700	131
	Jiangxi Zhengbang Technology Co. Ltd. Class A	50,300	131

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Zhongliang Holdings Group Co. Ltd.	179,500	131
	Beijing Originwater Technology Co. Ltd. Class A	97,800	131
	Beijing Tiantan Biological Products Corp. Ltd. Class A	27,283	131
	China Dongxiang Group Co. Ltd.	1,565,000	130
	Joyoung Co. Ltd. Class A	29,337	130
*	Lingyi iTech Guangdong Co. Class A	100,300	130
	China Lilang Ltd.	210,000	129
*	NanJi E-Commerce Co. Ltd. Class A	66,500	128
	China Fortune Land Development Co. Ltd. Class A	37,867	127
*	OFILM Group Co. Ltd. Class A	59,800	127
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	112,000	127
	China Spacesat Co. Ltd. Class A	27,400	126
	Central China Real Estate Ltd.	248,000	126
*	Infore Environment Technology Group Co. Ltd. Class A	143,200	125
	TCL Electronics Holdings Ltd.	304,333	124
	Skyfame Realty Holdings Ltd.	942,000	124
	Perfect World Co. Ltd. Class A	18,700	124
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	23,400	124
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	15,300	124
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	124
[1]	Genertec Universal Medical Group Co. Ltd.	202,500	123
	Bank of Nanjing Co. Ltd. Class A	113,600	123
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	123
	WUS Printed Circuit Kunshan Co. Ltd. Class A	32,800	123
	Northeast Securities Co. Ltd. Class A	107,500	123
*	Sealand Securities Co. Ltd. Class A	201,370	122
	Tianshui Huatian Technology Co. Ltd. Class A	67,000	122
*,§	SMI Holdings Group Ltd.	402,400	121
^,*,1	China Metal Resources Utilization Ltd.	320,000	121
*	Ningbo Joyson Electronic Corp. Class A	42,800	121
	Dongjiang Environmental Co. Ltd. Class A	86,300	120
	Yunnan Energy New Material Co. Ltd.	15,800	120
	Focus Media Information Technology Co. Ltd. Class A	176,400	120
	Hefei Meiya Optoelectronic Technology Inc. Class A	20,200	119
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	119
	Weichai Power Co. Ltd. Class A	63,300	119
	Gemdale Corp. Class A	63,100	119
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	38,700	119
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,500	119
*	Wanda Film Holding Co. Ltd. Class A	50,500	118
*	Tianfeng Securities Co. Ltd. Class A	154,294	118
	Walvax Biotechnology Co. Ltd. Class A	20,700	117
	Jiangsu Zhongtian Technology Co. Ltd. Class A	74,300	117
	SooChow Securities Co. Ltd. Class A	108,160	117
	Weifu High-Technology Group Co. Ltd. Class A	40,800	116
	Fuyao Glass Industry Group Co. Ltd. Class A	41,500	116
	Huayu Automotive Systems Co. Ltd. Class A	40,400	115
	Greatview Aseptic Packaging Co. Ltd.	311,000	115
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	64,200	114
	China National Nuclear Power Co. Ltd. Class A	186,300	114
[1]	Yadea Group Holdings Ltd.	306,000	114
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	187,900	114
	Everbright Securities Co. Ltd. Class A	72,700	114
	Bengang Steel Plates Co. Ltd. Class B	545,000	114
	Guangzhou Wondfo Biotech Co. Ltd. Class A	10,100	114
	Youngor Group Co. Ltd. Class A	122,100	113
^,*	China Tobacco International HK Co. Ltd.	58,000	113
	Sichuan Expressway Co. Ltd. Class A	215,200	113
	Tiangong International Co. Ltd.	354,000	113
	Beijing E-Hualu Information Technology Co. Ltd. Class A	16,857	113
	Guosen Securities Co. Ltd. Class A	75,255	112
	China Tian Lun Gas Holdings Ltd.	142,500	112
[1]	Redco Properties Group Ltd.	238,000	112
^	Colour Life Services Group Co. Ltd.	235,000	111

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	China Shineway Pharmaceutical Group Ltd.	150,000	111
*	Nanyang Topsec Technologies Group Inc. Class A	31,400	111
	Chongqing Changan Automobile Co. Ltd. Class A	81,200	111
	China National Chemical Engineering Co. Ltd. Class A	128,200	111
	NavInfo Co. Ltd. Class A	54,100	111
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	111
^,*,1	CStone Pharmaceuticals	107,500	110
	Guangzhou Automobile Group Co. Ltd. Class A	79,800	110
^	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	110
*	Zhuguang Holdings Group Co. Ltd.	762,000	110
^,*,1	Yixin Group Ltd.	645,500	110
	AECC Aviation Power Co. Ltd. Class A	31,500	110
	China Foods Ltd.	332,000	109
*	Leyou Technologies Holdings Ltd.	365,000	109
	Fujian Star-net Communication Co. Ltd. Class A	20,600	109
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	68,430	109
	Maanshan Iron & Steel Co. Ltd. Class A	290,000	107
	Orient Securities Co. Ltd. Class A	81,400	107
	Zhongtian Financial Group Co. Ltd. Class A	245,300	107
*	Yunnan Copper Co. Ltd. Class A	79,300	107
*	Bank of Changsha Co. Ltd. Class A	96,300	107
	Jinchuan Group International Resources Co. Ltd.	1,512,000	107
	China Zhongwang Holdings Ltd.	442,800	106
*	Addsino Co. Ltd. Class A	49,300	106
	Yunda Holding Co. Ltd. Class A	25,497	106
	Angel Yeast Co. Ltd. Class A	20,300	106
	GoerTek Inc. Class A	39,300	106
	Oriental Pearl Group Co. Ltd. Class A	83,500	106
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	106
	Beijing Enlight Media Co. Ltd. Class A	70,600	105
*,1	Meitu Inc.	578,500	105
	China Oilfield Services Ltd. Class A	60,025	105
*	GCL-Poly Energy Holdings Ltd.	3,669,800	104
	Zhengzhou Yutong Bus Co. Ltd. Class A	56,700	104
	Shaanxi Coal Industry Co. Ltd. Class A	98,000	104
	Spring Airlines Co. Ltd. Class A	19,800	104
*,§	China Huiyuan Juice Group Ltd.	398,000	104
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	103
	China South Publishing & Media Group Co. Ltd. Class A	66,900	103
*	Misho Ecology & Landscape Co. Ltd. Class A	69,900	103
	China Gezhouba Group Co. Ltd. Class A	112,300	103
	Greenland Hong Kong Holdings Ltd.	275,000	102
	AVICOPTER plc Class A	16,400	102
	China Southern Airlines Co. Ltd. Class A	135,000	102
	Beijing Dabeinong Technology Group Co. Ltd. Class A	80,000	102
^,*,1	Maoyan Entertainment	75,600	102
[1]	Red Star Macalline Group Corp. Ltd. Class H	160,414	102
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	102
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	31,200	102
^	Oshidori International Holdings Ltd.	1,288,800	101
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	109,700	101
	GEM Co. Ltd. Class A	153,900	100
*	China Merchants Energy Shipping Co. Ltd. Class A	104,400	100
	Bank of Guiyang Co. Ltd. Class A	89,500	100
	Hengli Petrochemical Co. Ltd. Class A	50,000	99
	Tasly Pharmaceutical Group Co. Ltd. Class A	50,300	99
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	42,300	99
	Yango Group Co. Ltd. Class A	100,500	98
	Guoxuan High-Tech Co. Ltd.	31,000	98
	Southwest Securities Co. Ltd. Class A	155,100	98
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	21,000	98
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	19,200	97
^	E-House China Enterprise Holdings Ltd.	108,900	97
	O-Net Technologies Group Ltd.	156,000	97

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Yintai Gold Co. Ltd. Class A	41,900	96
	LVGEM China Real Estate Investment Co. Ltd.	332,000	96
*	Tongkun Group Co. Ltd. Class A	58,000	96
	TBEA Co. Ltd. Class A	90,000	95
	Fujian Sunner Development Co. Ltd. Class A	31,200	95
	Zhejiang Huayou Cobalt Co. Ltd. Class A	19,900	95
	Yealink Network Technology Corp. Ltd. Class A	7,487	95
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	95
*	Zhejiang Dahua Technology Co. Ltd. Class A	40,200	95
	West China Cement Ltd.	530,000	94
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	94
*	Luenmei Quantum Co. Ltd. Class A	43,800	94
*	China Enterprise Co. Ltd. Class A	157,200	94
	Xiamen Xiangyu Co. Ltd. Class A	116,103	94
	Wonders Information Co. Ltd. Class A	30,800	94
	Dazhong Transportation Group Co. Ltd. Class B	264,350	94
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	9,600	93
	Shaanxi International Trust Co. Ltd. Class A	185,400	93
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	93
	Grandblue Environment Co. Ltd. Class A	31,200	93
[1]	Everbright Securities Co. Ltd. Class H	150,600	93
*	Jiangsu Shagang Co. Ltd. Class A	48,800	93
	China Resources Medical Holdings Co. Ltd.	182,090	92
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	131,100	92
*	AVIC Shenyang Aircraft Co. Ltd. Class A	19,497	92
	Beijing North Star Co. Ltd. Class A	238,800	91
*	Noah Holdings Ltd. ADR	3,293	91
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	597,600	91
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	132,000	91
	Consun Pharmaceutical Group Ltd.	178,000	91
	Wens Foodstuffs Group Co. Ltd.	21,300	91
*	Guangzhou Restaurant Group Co. Ltd. Class A	22,100	90
	AVIC Electromechanical Systems Co. Ltd. Class A	77,600	90
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	266,000	90
	Tongda Group Holdings Ltd.	1,400,293	90
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	56,600	90
*	Jiajiayue Group Co. Ltd. Class A	18,300	90
	Huaneng Power International Inc. Class A	150,400	90
*	Hi Sun Technology China Ltd.	792,000	90
	Concord New Energy Group Ltd.	2,200,000	89
	ORG Technology Co. Ltd. Class A	156,400	89
*	Hongta Securities Co. Ltd. Class A	33,000	89
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	89
*	Gree Real Estate Co. Ltd. Class A	125,300	88
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	88
	Yanzhou Coal Mining Co. Ltd. Class A	75,000	88
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	87
*	Guangdong South New Media Co. Ltd. Class A	4,000	87
*	Longshine Technology Group Co. Ltd. Class A	21,600	87
	SDIC Power Holdings Co. Ltd. Class A	80,200	87
	Wuhu Token Science Co. Ltd. Class A	64,400	87
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	87
*	Zhejiang Dingli Machinery Co. Ltd. Class A	7,810	86
	Inner Mongolia First Machinery Group Co. Ltd. Class A	64,000	86
	CPMC Holdings Ltd.	242,000	86
*,1	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	86
*	Leo Group Co. Ltd. Class A	162,800	86
	China Film Co. Ltd. Class A	46,100	86
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	86
	CIMC Enric Holdings Ltd.	184,000	86
^,1	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	46,000	86
*	Shenzhen Sunway Communication Co. Ltd. Class A	14,900	85
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	85
	Huadian Power International Corp. Ltd. Class A	164,400	85

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Songcheng Performance Development Co. Ltd. Class A	20,300	85
*	Chongqing Brewery Co. Ltd. Class A	11,100	85
	XCMG Construction Machinery Co. Ltd. Class A	109,200	85
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	84
	Eastern Communications Co. Ltd. Class B	175,800	84
	Westone Information Industry Inc. Class A	26,500	84
	Dongfang Electric Corp. Ltd. Class H	156,600	84
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	91,404	84
	Avic Capital Co. Ltd. Class A	151,600	84
	Jinke Properties Group Co. Ltd. Class A	74,500	83
	China BlueChemical Ltd. Class H	556,000	83
	DHC Software Co. Ltd. Class A	43,569	83
*	Jafron Biomedical Co. Ltd. Class A	5,300	83
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,379	82
	Sunwoda Electronic Co. Ltd. Class A	41,100	82
	TongFu Microelectronics Co. Ltd. Class A	25,700	82
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	67,400	82
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	82
^	CMBC Capital Holdings Ltd.	5,250,000	82
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	425,700	82
*	Hebei Chengde Lolo Co. Class A	95,040	81
	Shanghai International Port Group Co. Ltd. Class A	138,700	81
	Grandjoy Holdings Group Co. Ltd. Class A	107,100	81
	Lens Technology Co. Ltd. Class A	32,300	81
^,*,§	Luckin Coffee Inc. ADR	18,454	81
*	Sohu.com Ltd. ADR	9,628	81
	Shenzhen Goodix Technology Co. Ltd. Class A	2,442	81
	Ninestar Corp. Class A	19,100	80
	Shanghai Electric Group Co. Ltd. Class A	117,100	80
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	80
*	Guosheng Financial Holding Inc. Class A	65,600	80
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	80
	YGSOFT Inc. Class A	41,000	79
	Beijing Shunxin Agriculture Co. Ltd. Class A	10,399	79
	Jiangsu King’s Luck Brewery JSC Ltd. Class A	17,327	79
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	79
	Chengzhi Co. Ltd. Class A	47,400	79
	Offshore Oil Engineering Co. Ltd. Class A	112,800	79
	Sichuan Swellfun Co. Ltd. Class A	12,100	78
	Guoyuan Securities Co. Ltd. Class A	68,400	78
*	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	78
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	78
	Laobaixing Pharmacy Chain JSC Class A	7,300	78
*	China Satellite Communications Co. Ltd. Class A	32,500	78
*	Shandong Sinocera Functional Material Co. Ltd. Class A	24,100	78
*	Topchoice Medical Corp. Class A	4,495	77
*	Avary Holding Shenzhen Co. Ltd. Class A	13,300	77
	China Grand Automotive Services Group Co. Ltd. Class A	158,700	77
	Newland Digital Technology Co. Ltd. Class A	33,399	77
*	Qutoutiao Inc. ADR	30,953	76
	Power Construction Corp. of China Ltd. Class A	151,500	76
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	76
*	Myhome Real Estate Development Group Co. Ltd. Class A	189,900	76
	Shenzhen Gas Corp. Ltd. Class A	71,700	75
	Guangzhou Baiyun International Airport Co. Ltd. Class A	33,900	75
	Sichuan Chuantou Energy Co. Ltd. Class A	59,400	75
*	Guocheng Mining Co. Ltd.	30,854	75
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	14,900	75
	Shanghai Bailian Group Co. Ltd. Class B	106,800	75
	China South City Holdings Ltd.	778,000	75
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	69,400	75
	Central China Securities Co. Ltd. Class A	113,100	74
	Xiamen Tungsten Co. Ltd. Class A	46,600	74
*	China Great Wall Securities Co. Ltd. Class A	44,200	74

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Tongwei Co. Ltd. Class A	34,900	74
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	73
	GD Power Development Co. Ltd. Class A	261,200	73
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	84,800	73
	Venustech Group Inc. Class A	12,600	72
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	29,861	72
	Jinduicheng Molybdenum Co. Ltd. Class A	86,200	72
	Greenland Holdings Corp. Ltd. Class A	90,100	72
	Beijing Jingneng Clean Energy Co. Ltd. Class H	414,000	71
	Guangshen Railway Co. Ltd. Class H	336,000	71
	SPIC Dongfang New Energy Corp. Class A	117,800	71
	China Greatwall Technology Group Co. Ltd. Class A	42,700	71
*	Guangxi Guidong Electric Power Co. Ltd. Class A	135,000	71
	Zhejiang Supor Co. Ltd. Class A	7,595	70
	Chaozhou Three-Circle Group Co. Ltd. Class A	24,200	70
	Beijing Tongrentang Co. Ltd. Class A	19,400	70
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	70
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	70
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,000	70
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	16,100	70
	China Railway Hi-tech Industry Co. Ltd. Class A	50,900	70
	Anhui Expressway Co. Ltd. Class A	92,100	70
	Zhejiang Juhua Co. Ltd. Class A	76,900	69
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	107,000	69
	Chaowei Power Holdings Ltd.	240,000	69
*	Fujian Dongbai Group Co. Ltd. Class A	100,600	68
*	Harbin Electric Co. Ltd. Class H	246,000	68
*	Huaibei Mining Holdings Co. Ltd. Class A	57,100	68
	Beijing Thunisoft Corp. Ltd. Class A	18,200	68
	Ningbo Zhoushan Port Co. Ltd. Class A	144,600	68
	Shanghai Haixin Group Co. Class B	210,800	68
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	92,800	68
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	68
*	First Tractor Co. Ltd. Class H	308,000	67
	Guangdong HEC Technology Holding Co. Ltd. Class A	71,200	67
	Shenzhen Energy Group Co. Ltd. Class A	87,000	67
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	32,100	67
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	83,800	67
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	106,000	67
	Wisdom Education International Holdings Co. Ltd.	160,000	67
	Suning Universal Co. Ltd. Class A	142,700	67
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	67
*	So-Young International Inc. ADR	6,416	67
	Shenergy Co. Ltd. Class A	88,900	67
	China Avionics Systems Co. Ltd. Class A	33,900	66
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	51,800	66
	Shanghai Jin Jiang Capital Co. Ltd. Class H	372,000	66
	Hubei Energy Group Co. Ltd. Class A	126,000	66
	China ZhengTong Auto Services Holdings Ltd.	423,500	66
*	Wise Talent Information Technology Co. Ltd.	30,600	66
	Maccura Biotechnology Co. Ltd. Class A	12,500	65
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	65
	Shenzhen World Union Group Inc. Class A	165,500	65
§	Tahoe Group Co. Ltd. Class A	104,500	65
*	Jiangsu Guoxin Corp. Ltd. Class A	71,600	64
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	228,000	64
	Xingda International Holdings Ltd.	269,000	64
*,§	Anxin Trust Co. Ltd. Class A	180,300	64
	RiseSun Real Estate Development Co. Ltd. Class A	56,200	64
	Jinyu Bio-Technology Co. Ltd. Class A	19,100	64
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	64
*	Bank of Zhengzhou Co. Ltd. Class A	116,500	63
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	62
	Sinofert Holdings Ltd.	668,000	62

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	157,600	62
^,1	China Everbright Greentech Ltd.	149,000	62
*	COSCO Shipping International Singapore Co. Ltd.	379,700	62
	Oceanwide Holdings Co. Ltd. Class A	125,400	61
	GRG Banking Equipment Co. Ltd. Class A	33,397	61
	JNBY Design Ltd.	63,000	61
	Xiamen International Airport Co. Ltd. Class A	24,200	61
	China Jushi Co. Ltd. Class A	48,900	60
	FinVolution Group	31,345	60
*,1	Ascletis Pharma Inc.	167,000	60
	Anhui Expressway Co. Ltd. Class H	116,000	60
*	Bestsun Energy Co. Ltd. Class A	77,700	60
	Guangshen Railway Co. Ltd. Class A	177,800	59
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	59
	Shenzhen Inovance Technology Co. Ltd. Class A	12,900	59
*	5I5J Holding Group Co. Ltd. Class A	123,300	59
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	21,700	59
	Weifu High-Technology Group Co. Ltd. Class B	34,600	59
	Metallurgical Corp. of China Ltd. Class A	162,900	59
	CECEP Solar Energy Co. Ltd. Class A	125,590	59
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	51,800	59
*	Sinopec Oilfield Service Corp. Class H	806,000	58
*	Kama Co. Ltd. Class B	158,400	58
	Han’s Laser Technology Industry Group Co. Ltd. Class A	13,697	58
*,§,1	Tianhe Chemicals Group Ltd.	383,088	58
	Great Wall Motor Co. Ltd. Class A	50,800	58
	Zhejiang NHU Co. Ltd. Class A	15,000	58
*	COSCO SHIPPING Holdings Co. Ltd. Class A	113,800	58
	Texhong Textile Group Ltd.	79,500	57
	Zhongjin Gold Corp. Ltd. Class A	48,000	57
	China National Accord Medicines Corp. Ltd. Class B	20,760	56
	Tianqi Lithium Corp. Class A	24,310	56
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	11,900	56
	Centre Testing International Group Co. Ltd. Class A	23,300	56
	Guanghui Energy Co. Ltd. Class A	156,600	56
	Shanghai M&G Stationery Inc. Class A	7,600	55
	China Machinery Engineering Corp. Class H	200,000	55
	Wuxi Taiji Industry Co. Ltd. Class A	36,200	54
*	Sangfor Technologies Inc. Class A	2,000	54
	China Molybdenum Co. Ltd. Class A	110,400	54
	Tianjin Development Holdings Ltd.	254,000	54
*	Berry Genomics Co. Ltd. Class A	8,600	54
*	Sogou Inc. ADR	15,000	53
*	CAR Inc.	183,117	53
	INESA Intelligent Tech Inc. Class B	98,400	53
	Tangshan Jidong Cement Co. Ltd. Class A	18,500	52
	360 Security Technology Inc. Class A	19,798	52
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	51
	Taiji Computer Corp. Ltd. Class A	9,300	51
	Anhui Gujing Distillery Co. Ltd. Class A	2,600	49
	Xinhu Zhongbao Co. Ltd. Class A	111,700	49
	G-bits Network Technology Xiamen Co. Ltd. Class A	900	48
*	Ruhnn Holding Ltd. ADR	13,721	47
	Beijing Shiji Information Technology Co. Ltd. Class A	10,900	47
^	China High Speed Transmission Equipment Group Co. Ltd.	73,000	46
*	Hanergy Thin Film Power Group Ltd.	1,810,000	46
	Huangshan Tourism Development Co. Ltd. Class B	63,626	46
	China TransInfo Technology Co. Ltd. Class A	13,400	44
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	44
	Sinolink Securities Co. Ltd. Class A	31,900	43
	Sichuan Expressway Co. Ltd. Class H	166,000	43
^,*	HengTen Networks Group Ltd.	4,524,000	42
	CITIC Resources Holdings Ltd.	1,238,000	42
*	Beijing Gas Blue Sky Holdings Ltd.	2,024,000	41

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Dongfang Electric Corp. Ltd. Class A	34,300	41
	Qingling Motors Co. Ltd. Class H	194,000	41
	COSCO SHIPPING Development Co. Ltd. Class A	147,400	40
*	Autobio Diagnostics Co. Ltd. Class A	2,100	40
	Industrial Securities Co. Ltd. Class A	46,800	40
	Shandong Chenming Paper Holdings Ltd. Class B	101,100	39
	SDIC Capital Co. Ltd. Class A	23,300	39
*,1	Tian Ge Interactive Holdings Ltd.	230,000	39
	Shandong Airlines Co. Ltd. Class B	45,200	37
	Wasion Holdings Ltd.	108,000	37
*	Kasen International Holdings Ltd.	230,000	37
*	Fullshare Holdings Ltd.	2,445,000	37
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	37
*,1	Haichang Ocean Park Holdings Ltd.	456,000	36
	Changjiang Securities Co. Ltd. Class A	40,620	36
	Bank of Jiangsu Co. Ltd. Class A	42,000	36
*	Qudian Inc. ADR	20,600	36
	Shanghai Industrial Urban Development Group Ltd.	360,000	35
	Hangzhou Silan Microelectronics Co. Ltd. Class A	17,300	34
	Guomai Technologies Inc. Class A	27,800	34
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	3,197	34
	Guorui Properties Ltd.	205,000	34
	STO Express Co. Ltd. Class A	14,500	34
	Huadong Medicine Co. Ltd. Class A	11,930	33
	Western Securities Co. Ltd. Class A	29,000	32
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	32
§	China Fiber Optic Network System Group Ltd.	348,000	31
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	31
	Ajisen China Holdings Ltd.	140,000	31
*	Visionox Technology Inc. Class A	17,998	31
*	Wangsu Science & Technology Co. Ltd. Class A	26,600	30
*	PCI-Suntek Technology Co. Ltd. Class A	23,100	30
	Tianjin Port Development Holdings Ltd.	450,000	30
*	China Fangda Group Co. Ltd. Class B	74,700	29
	Beijing North Star Co. Ltd. Class H	118,000	29
	Dongjiang Environmental Co. Ltd. Class H	37,500	28
	Sinotrans Ltd. Class A	61,500	28
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	28
	Shanghai Huayi Group Co. Ltd. Class B	63,200	28
*	China Modern Dairy Holdings Ltd.	238,500	25
*	Fangda Carbon New Material Co. Ltd. Class A	21,597	25
	HLA Corp. Ltd. Class A	28,100	25
	Dawnrays Pharmaceutical Holdings Ltd.	164,000	25
	Hangzhou First Applied Material Co. Ltd. Class A	3,600	25
*	GCL System Integration Technology Co. Ltd. Class A	68,600	24
	Tian Di Science & Technology Co. Ltd. Class A	56,611	24
[1]	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	88,000	24
	Xiamen International Port Co. Ltd. Class H	266,000	24
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	24
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	24
	Luthai Textile Co. Ltd. Class B	35,800	23
	361 Degrees International Ltd.	146,000	22
	Chongqing Water Group Co. Ltd. Class A	26,145	20
*,§	CT Environmental Group Ltd.	424,000	19
	Weiqiao Textile Co. Class H	88,000	18
*	Shenzhen Anche Technologies Co. Ltd. Class A	2,700	18
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	18
*	Landing International Development Ltd.	439,700	17
*	Grand Baoxin Auto Group Ltd.	136,383	16
	Shanghai Highly Group Co. Ltd. Class B	25,400	15
	Phoenix Media Investment Holdings Ltd.	200,000	10
*,§	China Lumena New Materials Corp.	11,900	8
*,§	Mingfa Group International Co. Ltd.	30,971	8
*,§	Real Nutriceutical Group Ltd.	143,000	4

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,§	Hua Han Health Industry Holdings Ltd.	214,708	3
*,§	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
^,*,§	Midas Holdings Ltd.	223,900	—
^,*,§	China Huishan Dairy Holdings Co. Ltd.	822,401	—
*,§	Anxin-China Holdings Ltd.	312,000	—
			756,370
Colombia (0.0%)
	Bancolombia SA ADR	40,735	1,063
	Interconexion Electrica SA ESP	147,944	680
	Bancolombia SA	87,428	559
	Ecopetrol SA	971,880	513
	Grupo de Inversiones Suramericana SA	75,133	408
	Grupo Energia Bogota SA ESP	612,518	347
	Grupo de Inversiones Suramericana SA Preference Shares	70,558	337
	Ecopetrol SA ADR	31,110	325
	Grupo Aval Acciones y Valores Preference Shares	1,336,176	285
*	Corp Financiera Colombiana SA	39,458	257
	Grupo Argos SA	103,482	241
	Banco Davivienda SA Preference Shares	30,722	223
	Cementos Argos SA	164,401	162
	Bancolombia SA Preference Shares	14,574	95
*	CEMEX Latam Holdings SA	68,341	31
			5,526
Czech Republic (0.0%)
	Cez AS	56,407	1,049
*	Komercni banka AS	24,994	529
[1]	Moneta Money Bank AS	180,939	376
	O2 Czech Republic AS	17,322	152
*	Philip Morris CR AS	235	134
			2,240
Denmark (0.6%)
	Novo Nordisk A/S Class B	593,136	37,836
	DSV Panalpina A/S	73,146	7,600
	Coloplast A/S Class B	47,178	7,441
[1]	Orsted A/S	68,109	6,880
	Vestas Wind Systems A/S	68,345	5,869
*	Genmab A/S	21,593	5,191
	Carlsberg A/S Class B	35,431	4,470
	Novozymes A/S	71,170	3,491
	Chr Hansen Holding A/S	36,928	3,184
*	Danske Bank A/S	244,267	2,900
	AP Moller - Maersk A/S Class B	2,635	2,623
	GN Store Nord A/S	49,241	2,247
	Ambu A/S Class B	57,598	1,804
	SimCorp A/S	16,043	1,482
*	Royal Unibrew A/S	17,483	1,353
	Tryg A/S	44,748	1,193
	AP Moller - Maersk A/S Class A	1,230	1,140
	Pandora A/S	31,162	1,108
*	Iss A/S	67,283	1,000
*	Demant A/S	38,584	922
	H Lundbeck A/S	21,958	801
*	Bavarian Nordic A/S	33,221	783
	Ringkjoebing Landbobank A/S	9,629	604
	Topdanmark A/S	14,420	582
*	ALK-Abello A/S	2,242	570
*,1	Netcompany Group A/S	10,817	559
*	Jyske Bank A/S	20,298	548
*	FLSmidth & Co. A/S	17,885	471
*	Zealand Pharma A/S	12,464	433
	ROCKWOOL International A/S Class B	2,005	421
*	Schouw & Co. A/S	4,587	329

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Sydbank A/S	19,827	328
[1]	Scandinavian Tobacco Group A/S	21,715	250
*	Nkt A/S	10,429	234
*	Dfds A/S	8,824	224
*	Spar Nord Bank A/S	27,208	190
*	D/S Norden A/S	12,354	174
*	Drilling Co. of 1972 A/S	7,206	170
*	Alm Brand A/S	18,659	146
*	Nilfisk Holding A/S	9,210	130
*,§	OW Bunker A/S	3,210	—
			107,681
Egypt (0.0%)
	Commercial International Bank Egypt SAE	482,225	1,960
	Eastern Co. SAE	372,204	286
	Egypt Kuwait Holding Co. SAE	246,693	246
	ElSewedy Electric Co.	296,180	167
	Egyptian Financial Group-Hermes Holding Co.	207,673	149
	Talaat Moustafa Group	292,136	105
	Telecom Egypt Co.	127,965	88
*	Pioneers Holding for Financial Investments SAE	243,648	58
*	Palm Hills Developments SAE	548,521	45
*	Ezz Steel Co. SAE	95,169	44
	Heliopolis Housing	131,268	40
	Six of October Development & Investment	53,887	36
	Medinet Nasr Housing	160,330	31
	Orascom Construction plc (XCAI)	3,826	17
	Alexandria Mineral Oils Co.	89,194	15
			3,287
Finland (0.3%)
	Kone Oyj Class B	141,425	8,564
	Nokia Oyj	2,015,527	7,266
*	Nordea Bank Abp (XSTO)	969,670	6,219
*	Sampo Oyj Class A	177,228	5,875
	Neste Oyj	149,433	5,277
	UPM-Kymmene Oyj	187,109	5,132
	Elisa Oyj	52,252	3,175
	Fortum Oyj	153,941	2,551
*	Stora Enso Oyj	209,289	2,462
*	Orion Oyj Class B	36,705	1,865
	Kesko Oyj Class B	97,868	1,595
*	Nordea Bank Abp (XHEL)	208,324	1,333
	Wartsila Oyj Abp	181,170	1,330
*	Huhtamaki Oyj	32,812	1,225
*	Kojamo Oyj	64,121	1,153
*	Valmet Oyj	46,872	1,072
	Metso Oyj	37,005	1,027
	Nokian Renkaat Oyj	47,309	1,005
*	TietoEVRY Oyj (XHEL)	25,889	631
*	Konecranes Oyj Class A	24,438	530
*	Metsa Board Oyj	53,803	375
*	Kemira Oyj	30,367	365
	Cargotec Oyj Class B	15,131	330
	YIT Oyj	49,763	273
*	Outokumpu Oyj	95,736	255
	Sanoma Oyj	24,619	222
	Ahlstrom-Munksjo Oyj	14,154	197
	Uponor Oyj	16,929	190
	Outotec Oyj	43,506	181
	Raisio Oyj	43,191	160
^	Citycon Oyj	22,588	149
*	TietoEVRY Oyj (XOSL)	5,682	139
	Oriola Oyj	39,257	90
*	F-Secure Oyj	23,948	72

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Finnair Oyj	15,836	63
			62,348
France (2.6%)
^	Sanofi	388,318	37,929
	LVMH Moet Hennessy Louis Vuitton SE	89,532	34,613
	Total SA	859,214	30,496
*	Schneider Electric SE	186,193	17,207
	Danone SA	214,307	14,937
	Vinci SA	167,625	13,732
	Kering SA	26,430	13,445
	EssilorLuxottica SA	104,635	12,998
*	Airbus SE	197,226	12,488
	BNP Paribas SA	396,158	12,446
	Axa SA	693,772	12,333
	Pernod Ricard SA	74,853	11,430
	Safran SA	115,327	10,722
*	L’Oreal SA Loyalty Shares	32,554	9,465
*	L’Oreal SA	30,913	8,988
	Orange SA	677,554	8,232
	Hermes International	11,085	8,104
	Air Liquide SA	59,921	7,613
	Air Liquide SA Loyalty Shares	59,882	7,608
	Dassault Systemes SE	47,362	6,937
*	L’Oreal Loyalty Shares 2021	22,683	6,595
	Legrand SA	93,838	6,291
^,*	Vivendi SA	283,594	6,129
	Cie Generale des Etablissements Michelin SCA	63,419	6,128
*	Air Liquide SA Loyalty Shares 2021	46,531	5,912
	STMicroelectronics NV	228,074	5,873
	Capgemini SE	57,246	5,382
	Cie de Saint-Gobain	177,541	4,724
	Teleperformance	20,761	4,651
	Societe Generale SA	271,814	4,264
	Veolia Environnement SA	178,170	3,798
	Edenred	86,585	3,488
*,1	Worldline SA	50,816	3,442
	Credit Agricole SA	405,105	3,258
	Carrefour SA	205,699	3,055
	Ingenico Group SA	22,655	2,850
	Peugeot SA	197,400	2,798
	Thales SA	36,293	2,748
	Alstom SA	65,344	2,680
*	Bouygues SA	80,624	2,481
*	Ubisoft Entertainment SA	32,859	2,444
	Gecina SA	18,481	2,425
	Atos SE	33,840	2,420
	Engie	221,923	2,408
	Eurofins Scientific SE	4,082	2,258
	Arkema SA	27,120	2,257
	Publicis Groupe SA	76,227	2,250
	Eiffage SA	27,436	2,242
	Engie SA	194,907	2,115
[1]	Euronext NV	24,600	2,065
	Getlink SE	160,818	2,051
	Bureau Veritas SA	98,011	2,035
	Valeo SA	88,638	2,032
*	Sartorius Stedim Biotech	8,361	2,005
	Orpea	17,592	1,957
	BioMerieux	15,072	1,862
	Accor SA	66,797	1,858
	Engie Loyalty Shares 2021	167,253	1,815
*	Scor Se	56,885	1,603
	Suez	132,609	1,500
	Rubis SCA	33,275	1,491

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Klepierre SA	70,447	1,430
[1]	Amundi SA	20,616	1,368
	Renault SA	62,464	1,231
	Wendel SE	14,086	1,208
	TechnipFMC plc (XPAR)	128,157	1,122
	Rexel SA	115,139	1,075
	Bollore SA	405,123	1,074
	Covivio	16,916	1,062
	Aeroports de Paris	10,216	997
	Remy Cointreau SA	8,747	976
	Ipsen SA	12,568	936
	Faurecia SE	24,639	883
	Sodexo SA	10,282	822
	Icade	10,630	817
	SES SA Class A	120,981	806
	Iliad SA	5,379	801
	Elis SA (XPAR)	64,651	797
^	Casino Guichard Perrachon SA	19,708	740
	Eutelsat Communications SA	63,611	712
	Natixis SA	298,012	704
^,*	Genfit	31,542	684
	Alten SA	9,441	680
	Eurazeo SE	14,152	678
	Dassault Aviation SA	795	647
	Korian SA	18,792	631
*	Soitec	6,849	630
	Spie SA	41,571	627
	Sopra Steria Group	5,202	616
	Lagardere SCA	36,952	600
	Electricite de France SA Loyalty Shares	72,656	578
	Electricite de France SA	72,541	577
	Gaztransport Et Technigaz SA	7,854	569
*	CNP Assurances	52,948	546
	Sodexo SA ACT Loyalty Shares	6,772	541
[1]	Ald SA	52,413	511
	JCDecaux SA	24,215	501
	Societe BIC SA	9,488	475
	Nexity SA	14,862	456
	Sodexo Loyalty Shares 2020	5,636	451
	TechnipFMC plc (XNYS)	49,132	438
	SEB SA (Loyalty Shares 1)	3,616	434
	Sodexo SA - French Loyalty Shares	5,394	431
	SEB SA (XPAR)	3,457	415
*	ALBIOMA SA (Loyalty Shares 2021)	11,548	382
	Imerys SA	11,492	361
	Nexans SA	9,800	349
	Cie Plastic Omnium SA	17,774	337
^,*	Air France-KLM	63,986	326
*	Cgg SA	251,140	317
	Electricite de France SA Loyalty Shares 2021	37,510	299
	Ipsos	14,752	284
*,1	Neoen SA	7,243	274
*	SEB SA (Loyalty Shares 2021)	2,207	265
*	Virbac SA	1,332	263
[1]	Elior Group SA	38,533	254
	Metropole Television SA	22,757	253
	Elis SA (XLON)	17,164	207
*	Fnac Darty SA	6,138	198
*	DBV Technologies SA	15,207	195
	Trigano SA	2,626	193
	Mercialys SA	23,678	184
*	Television Francaise 1	36,880	181
	Rothschild & Co.	9,000	178
*	Robertet SA	204	178

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Interparfums SA	5,101	177
	Pharmagest Inter@ctive	2,518	174
	Sodexo SA Loyalty Shares	2,148	172
	Quadient	12,082	167
	Coface SA	26,926	158
	Carmila SA	11,845	152
[1]	Maisons du Monde SA	14,100	127
^,*	Vallourec SA	105,433	126
*	Vicat SA	4,456	125
	Vilmorin & Cie SA	2,836	113
	Ffp	1,670	113
	Akka Technologies	3,108	99
*	Albioma ACT Loyalty Shares	2,987	99
	Bonduelle SCA	4,520	99
	Derichebourg SA	34,724	97
*	Lisi	5,890	95
	Mersen SA	4,185	92
	Tarkett SA	9,079	90
	Guerbet	2,723	86
	Eramet	2,680	84
	Boiron SA	2,097	77
^,1	Europcar Mobility Group	40,122	75
	Union Financiere de France BQE SA	3,905	66
	Beneteau SA	10,385	66
	SEB SA	528	63
	Manitou BF SA	3,706	57
*,1	X-Fab Silicon Foundries SE	14,653	51
	GL Events	3,863	46
	Jacquet Metal Service SA	4,253	43
*	Esso SA Francaise	2,026	38
*,1	Smcp SA	7,781	37
	Akwel	1,885	24
	Electricite de France	2,681	21
	Etablissements Maurel et Prom SA	6,895	13
*	CGG SA Warrants Exp. 02/21/2023	17,186	1
*,§	Bourbon Corp.	144	1
			462,242
Germany (2.3%)
	SAP Se	347,401	41,378
	Allianz SE	150,093	27,622
	Siemens AG	273,366	25,227
	Bayer AG	353,702	23,263
*	Deutsche Telekom AG	1,162,711	16,998
	Basf Se	326,902	16,730
	adidas AG	68,941	15,783
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	51,958	11,380
	Deutsche Post AG	346,400	10,291
	Deutsche Boerse AG	66,151	10,256
	Daimler AG	286,769	9,808
	Volkswagen AG Preference Shares	68,608	9,546
	Vonovia SE	193,014	9,544
	Infineon Technologies AG	449,222	8,351
	E.On Se	779,679	7,810
	Bayerische Motoren Werke AG	117,142	6,891
	Fresenius SE & Co. KGaA	147,913	6,407
	Rwe AG	208,768	6,006
	Fresenius Medical Care AG & Co. KGaA	76,008	5,957
*	Henkel AG & Co. KGaA Preference Shares	65,560	5,821
	Deutsche Bank AG	733,367	5,431
*	Merck KGaA	45,217	5,248
	Deutsche Wohnen SE	127,494	5,167
	Symrise AG Class A	45,759	4,636
*,1	Delivery Hero SE	50,763	4,305

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
^	Wirecard AG	41,280	4,085
*	Beiersdorf AG	35,136	3,676
*	Sartorius AG Preference Shares	12,617	3,545
	Hannover Rueck SE	21,292	3,393
*	Continental AG	40,099	3,351
*	Qiagen NV	79,041	3,288
	LEG Immobilien AG	24,620	2,826
	Porsche Automobil Holding SE Preference Shares	55,767	2,816
*	MTU Aero Engines AG	19,611	2,671
*	Henkel AG & Co. KGaA	34,095	2,658
*,1	Zalando SE	53,611	2,628
[1]	Scout24 AG	39,375	2,575
	Brenntag AG	55,755	2,524
	HeidelbergCement AG	52,281	2,479
	Aroundtown SA	428,303	2,304
[1]	Siemens Healthineers AG	46,722	2,057
*,1	Covestro AG	60,013	2,016
	Uniper SE	69,888	1,880
*	Puma SE	29,550	1,856
*	HelloFresh SE	49,794	1,775
	Evonik Industries AG	68,209	1,678
	Knorr-Bremse AG	17,660	1,642
	Volkswagen AG	11,053	1,634
*	TeamViewer AG	36,188	1,568
	Lanxess AG	31,361	1,543
^,1	Hapag-Lloyd AG	10,185	1,459
	Bechtle AG	9,722	1,406
	Commerzbank AG	379,170	1,398
*	GEA Group AG	59,539	1,366
	United Internet AG	39,525	1,360
*	Carl Zeiss Meditec AG	13,064	1,288
	KION Group AG	25,872	1,283
*	OSRAM Licht AG	29,733	1,239
	Nemetschek SE	19,497	1,227
^,*	thyssenkrupp AG	174,083	1,158
*	MorphoSys AG	10,823	1,135
^,*	Evotec SE	45,794	1,130
	Rheinmetall AG	15,574	1,054
	TAG Immobilien AG	42,896	940
	CTS Eventim AG & Co. KGaA	21,943	912
	Gerresheimer AG	10,865	864
	Freenet AG	45,216	858
	Bayerische Motoren Werke AG Preference Shares	17,686	830
	alstria office REIT-AG	54,719	820
*	Dialog Semiconductor plc	26,007	817
^	Deutsche Lufthansa AG	90,964	814
	Grand City Properties SA	38,024	795
	Fuchs Petrolub SE Preference Shares	18,654	723
	Telefonica Deutschland Holding AG	240,037	683
	Fuchs Petrolub Se	20,068	671
^	ProSiebenSat.1 Media SE	64,855	648
	Siltronic AG	7,462	639
	CompuGroup Medical SE	8,301	631
	Cancom Se	12,102	616
	Software AG	17,305	614
^	Grenke AG	8,656	604
	Aurubis AG	11,499	596
	Hugo Boss AG	21,065	585
	Hella GmbH & Co. KGaA	15,665	576
*	Hypoport SE	1,605	566
	Rational AG	1,169	564
^	Fraport AG Frankfurt Airport Services Worldwide	12,437	545
	Metro AG	61,764	540
	Fielmann AG	8,138	535

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Stroeer SE & Co. KGaA	8,314	526
	Hochtief AG	6,657	521
^,*	Encavis AG	37,299	458
*,1	Rocket Internet SE	21,430	451
	Talanx AG	12,681	450
[1]	ADO Properties SA	15,970	447
^	K&S AG	65,805	443
	RIB Software SE	13,551	430
^	S&T AG	18,677	411
^,*	Varta AG	4,914	407
	RTL Group SA	12,077	402
	Duerr AG	17,049	398
	Suedzucker AG	29,307	388
^	1&1 Drillisch AG	16,080	374
	Jenoptik AG	18,037	371
[1]	Befesa SA	11,299	357
	Stabilus SA	8,206	351
[1]	DWS Group GmbH & Co. KGaA	10,750	339
	Pfeiffer Vacuum Technology AG	2,059	339
	Patrizia AG	14,852	332
*	Aixtron Se	35,309	328
	Aareal Bank AG	19,832	323
	Sixt SE Preference Shares	6,669	310
[1]	Deutsche Pfandbriefbank AG	39,937	294
	Jungheinrich AG Preference Shares	16,227	293
	Norma Group SE	11,081	278
	Wacker Chemie AG	4,686	273
	Isra Vision AG	4,880	267
	Krones AG	4,377	264
	Sixt SE	3,725	254
	Draegerwerk AG & Co. KGaA Preference Shares	3,023	253
*	Traton SE	16,708	252
	Deutsche EuroShop AG	16,854	243
	KWS Saat SE & Co. KGaA	4,100	236
	New Work SE	985	234
*	Zooplus AG	1,876	232
	Dermapharm Holding SE	4,511	214
*	DIC Asset AG	15,277	202
	Indus Holding AG	6,378	196
	BayWa AG	6,589	193
	Deutsche Beteiligungs AG	5,248	178
*	Nordex SE	21,773	175
*	Schaeffler AG Preference Shares	25,418	172
	Bilfinger SE	8,961	169
	Wuestenrot & Wuerttembergische AG	9,451	167
	Deutz AG	42,585	164
	Salzgitter AG	11,432	153
*	Ceconomy AG	59,019	151
	Rhoen-Klinikum AG	7,525	150
	Hornbach Holding AG & Co. KGaA	2,609	149
*	Washtec AG	3,585	141
	Vossloh AG	3,545	134
	Hamburger Hafen und Logistik AG	8,088	132
	Koenig & Bauer AG	5,007	103
*	SMA Solar Technology AG	3,151	100
	TUI AG (XETR)	23,341	95
	Wacker Neuson SE	7,364	91
^,*	Leoni AG	12,137	83
	Takkt AG	10,249	83
*	Heidelberger Druckmaschinen AG	115,756	82
	TLG Immobilien AG	4,553	80
	Kloeckner & Co. SE	19,462	80
^,*	Corestate Capital Holding SA	3,253	67
^,*	ElringKlinger AG	11,374	62

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	CropEnergies AG	6,524	51
	Bertrandt AG	1,140	44
*	SGL Carbon SE	13,210	41
			413,244
Greece (0.0%)
	Hellenic Telecommunications Organization SA ADR	117,615	791
	Opap SA	64,589	579
	Jumbo SA	35,920	562
*	Eurobank Ergasias Services and Holdings SA	875,225	354
	Hellenic Telecommunications Organization SA	25,310	334
*	Alpha Bank AE	450,992	329
*	GEK Terna Holding Real Estate Construction SA	50,672	324
	Mytilineos SA	35,506	265
	Motor Oil Hellas Corinth Refineries SA	16,996	252
*	National Bank of Greece SA	176,482	239
	Hellenic Petroleum SA	24,209	161
*	LAMDA Development SA	22,404	147
*	Public Power Corp. SA	45,298	132
*	Piraeus Bank SA	93,220	124
	Terna Energy SA	13,243	124
*	Viohalco SA	35,271	91
*	Ellaktor SA	89,428	87
	Sarantis SA	9,960	85
	Aegean Airlines SA	12,797	83
*,§	FF Group	12,862	68
	Hellenic Exchanges SA	17,966	67
	Fourlis Holdings SA	16,670	65
	Holding Co. ADMIE IPTO SA	26,431	59
			5,322
Hong Kong (1.1%)
	AIA Group Ltd.	4,355,382	39,973
	Hong Kong Exchanges & Clearing Ltd.	443,524	14,220
	CK Hutchison Holdings Ltd.	947,927	7,026
	Sun Hung Kai Properties Ltd.	500,503	6,844
	Link REIT	722,590	6,441
	Hong Kong & China Gas Co. Ltd.	3,530,064	6,327
	CLP Holdings Ltd.	576,580	6,172
	CK Asset Holdings Ltd.	945,427	5,974
	Galaxy Entertainment Group Ltd.	768,000	4,939
	Hang Seng Bank Ltd.	263,451	4,608
	BOC Hong Kong Holdings Ltd.	1,292,700	3,967
	Sands China Ltd.	884,000	3,579
	China Mengniu Dairy Co. Ltd.	991,000	3,509
	Techtronic Industries Co. Ltd.	452,000	3,427
	Jardine Matheson Holdings Ltd.	76,262	3,340
	Power Assets Holdings Ltd.	492,000	3,297
[1]	WH Group Ltd.	3,021,184	2,881
	MTR Corp. Ltd.	510,326	2,827
	New World Development Co. Ltd.	2,025,224	2,393
^,*	Semiconductor Manufacturing International Corp.	1,097,600	2,060
	Henderson Land Development Co. Ltd.	452,896	1,846
	Hongkong Land Holdings Ltd.	416,200	1,741
	Wharf Real Estate Investment Co. Ltd.	398,600	1,687
	Sino Land Co. Ltd.	1,152,279	1,610
	Wheelock & Co. Ltd.	219,000	1,605
	Hang Lung Properties Ltd.	721,000	1,542
	Lenovo Group Ltd.	2,802,000	1,514
	Want Want China Holdings Ltd.	1,995,467	1,422
	Jardine Strategic Holdings Ltd.	65,995	1,419
	CK Infrastructure Holdings Ltd.	230,000	1,366
	Sun Art Retail Group Ltd.	810,579	1,350
	AAC Technologies Holdings Inc.	259,500	1,227
	Tingyi Cayman Islands Holding Corp.	684,000	1,214
	ASM Pacific Technology Ltd.	116,122	1,173

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,1	Budweiser Brewing Co. APAC Ltd.	423,600	1,151
	Swire Pacific Ltd. Class A	163,642	1,064
	Bank of East Asia Ltd.	501,272	1,062
	Swire Properties Ltd.	363,846	1,021
^	Vitasoy International Holdings Ltd.	276,332	986
	Xinyi Solar Holdings Ltd.	1,430,200	908
	PCCW Ltd.	1,443,000	884
	Wynn Macau Ltd.	500,400	864
	Xinyi Glass Holdings Ltd.	736,000	852
	Kerry Properties Ltd.	268,000	740
^	Wharf Holdings Ltd.	390,600	740
	Hang Lung Group Ltd.	291,000	665
	Hysan Development Co. Ltd.	197,000	657
	SJM Holdings Ltd.	656,000	648
	Minth Group Ltd.	268,000	644
	Prada SpA	190,400	618
	NagaCorp Ltd.	518,000	611
[1]	BOC Aviation Ltd.	79,100	541
	Cafe de Coral Holdings Ltd.	256,000	528
	Dairy Farm International Holdings Ltd.	107,700	516
	NWS Holdings Ltd.	462,500	482
	Uni-President China Holdings Ltd.	468,800	471
	Melco International Development Ltd.	245,000	458
	United Energy Group Ltd.	2,486,000	453
	Yue Yuen Industrial Holdings Ltd.	271,000	432
	HKBN Ltd.	247,189	426
	SITC International Holdings Co. Ltd.	416,000	411
	Fortune REIT	433,923	409
	Swire Pacific Ltd. Class B	370,000	404
	VTech Holdings Ltd.	51,800	391
	Champion REIT	608,000	360
[1]	Samsonite International SA	421,196	358
	Li & Fung Ltd.	2,330,000	350
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	345
	Microport Scientific Corp.	154,852	333
^	MGM China Holdings Ltd.	239,600	296
	Chow Tai Fook Jewellery Group Ltd.	325,200	275
	Shangri-La Asia Ltd.	331,519	274
^	Cathay Pacific Airways Ltd.	228,000	271
	Luk Fook Holdings International Ltd.	126,000	270
	Man Wah Holdings Ltd.	469,200	269
	Kerry Logistics Network Ltd.	185,500	254
	Shougang Fushan Resources Group Ltd.	1,236,000	247
	CITIC Telecom International Holdings Ltd.	649,500	240
^	Haitong International Securities Group Ltd.	988,038	231
	K Wah International Holdings Ltd.	490,000	225
	L’Occitane International SA	138,250	213
	Shun Tak Holdings Ltd.	604,000	211
	Sunlight REIT	410,000	211
	Guotai Junan International Holdings Ltd.	1,497,000	196
	Shui On Land Ltd.	1,104,500	196
*	COFCO Meat Holdings Ltd.	533,000	190
	First Pacific Co. Ltd.	901,200	186
	Road King Infrastructure Ltd.	120,000	185
	Johnson Electric Holdings Ltd.	110,250	185
	Dah Sing Financial Holdings Ltd.	55,744	184
^	IGG Inc.	288,000	183
*	Pacific Basin Shipping Ltd.	1,483,000	182
	Lifestyle International Holdings Ltd.	179,000	170
	Towngas China Co. Ltd.	332,000	167
	Asia Cement China Holdings Corp.	142,500	165
^,*,1	Razer Inc.	1,149,000	154
	United Laboratories International Holdings Ltd.	178,000	154
	Prosperity REIT	471,000	151

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Far East Consortium International Ltd.	401,000	142
	Nexteer Automotive Group Ltd.	269,000	138
^,*	Xinyi Energy Holdings Ltd.	484,000	138
	Stella International Holdings Ltd.	136,500	137
	Pou Sheng International Holdings Ltd.	672,000	137
	Television Broadcasts Ltd.	98,900	137
*,1	Impro Precision Industries Ltd.	411,000	134
	Pacific Textiles Holdings Ltd.	254,000	129
^	Canvest Environmental Protection Group Co. Ltd.	291,000	128
*	Value Partners Group Ltd.	313,000	124
	China Travel International Investment Hong Kong Ltd.	864,000	121
^	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	120
*	MMG Ltd.	690,117	119
	China Harmony New Energy Auto Holding Ltd.	231,000	119
^,*,§	Superb Summit International Group Ltd.	620,000	117
^,*	FIH Mobile Ltd.	1,002,000	112
	Dah Sing Banking Group Ltd.	113,537	111
	SmarTone Telecommunications Holdings Ltd.	172,000	109
	SUNeVision Holdings Ltd.	147,000	105
^,*	Suncity Group Holdings Ltd.	670,000	103
^,*	Hong Kong Television Network Ltd.	165,000	102
	Huabao International Holdings Ltd.	256,000	102
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	99
*	We Solutions Ltd.	1,824,000	94
^	SA Sa International Holdings Ltd.	455,995	86
^,*,1	Frontage Holdings Corp.	186,000	84
*	New World Department Store China Ltd.	435,000	83
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	78
§	Town Health International Medical Group Ltd.	870,000	77
[1]	Crystal International Group Ltd.	275,500	76
	VSTECS Holdings Ltd.	158,000	73
	Dynam Japan Holdings Co. Ltd.	72,400	72
	Giordano International Ltd.	354,000	71
^	Chinese Estates Holdings Ltd.	147,000	70
	Sun Hung Kai & Co. Ltd.	165,000	68
*	China Silver Group Ltd.	888,000	67
*,§	Convoy Global Holdings Ltd.	3,102,000	67
	Ju Teng International Holdings Ltd.	260,000	66
	NOVA Group Holdings Ltd.	340,000	64
*	G-Resources Group Ltd.	10,998,600	63
[1]	FIT Hon Teng Ltd.	279,000	60
[1]	CGN New Energy Holdings Co. Ltd.	250,000	52
	Texwinca Holdings Ltd.	292,000	49
*	Esprit Holdings Ltd.	510,346	49
	Chow Sang Sang Holdings International Ltd.	46,000	46
	Emperor Watch & Jewellery Ltd.	2,560,000	46
[1]	Regina Miracle International Holdings Ltd.	94,000	45
[1]	IMAX China Holding Inc.	27,100	41
^	Anton Oilfield Services Group	648,000	40
*	Truly International Holdings Ltd.	360,000	40
*,§	National Agricultural Holdings Ltd.	246,000	38
^,*	Digital Domain Holdings Ltd.	6,410,000	38
	Shenwan Hongyuan HK Ltd.	325,000	38
	Inspur International Ltd.	120,000	37
*	Parkson Retail Group Ltd.	706,000	35
	Singamas Container Holdings Ltd.	548,000	30
^,*	HC Group Inc.	170,000	29
*	China LNG Group Ltd.	870,000	28
	BOE Varitronix Ltd.	88,000	24
*	GCL New Energy Holdings Ltd.	1,670,000	24
*	Macau Legend Development Ltd.	186,000	23
*	NewOcean Energy Holdings Ltd.	162,000	23
*	Goodbaby International Holdings Ltd.	219,464	22
*,§	Long Well International Holdings Ltd.	1,348,000	21

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,§	Camsing International Holding Ltd.	130,000	19
*	Lifestyle China Group Ltd.	81,500	19
*	Beijing Enterprises Medical	960,000	18
*	Honghua Group Ltd.	587,000	18
^	Agritrade Resources Ltd.	735,000	16
	Henderson Investment Ltd.	276,000	16
	Lee’s Pharmaceutical Holdings Ltd.	31,500	15
*	Emperor Capital Group Ltd.	654,000	13
^,*	KuangChi Science Ltd.	427,000	13
*,§	Brightoil Petroleum Holdings Ltd.	426,340	11
	EVA Precision Industrial Holdings Ltd.	152,000	10
*,§	Tech Pro Technology Development Ltd.	833,600	7
*	China Animal Health Ltd.	84,000	5
*	Beijing Sports and Entertainment Industry Group Ltd.	170,000	5
*,§	Legend Holdings Corp. Rights	8,684	—
			187,543
Hungary (0.0%)
	OTP Bank Nyrt	80,248	2,377
	Richter Gedeon Nyrt	52,462	1,121
	MOL Hungarian Oil & Gas plc	150,192	951
	Magyar Telekom Telecommunications plc	106,612	132
*	Opus Global Nyrt	103,028	85
			4,666
India (1.0%)
	Housing Development Finance Corp. Ltd.	622,483	15,746
[1]	Reliance Industries Ltd. GDR	326,091	12,374
	Reliance Industries Ltd.	459,791	8,940
	Tata Consultancy Services Ltd.	321,539	8,512
	Hindustan Unilever Ltd.	272,048	7,877
	Infosys Ltd. ADR	739,378	6,824
	Infosys Ltd.	600,623	5,614
*	Bharti Airtel Ltd.	627,571	4,274
	Axis Bank Ltd.	708,195	4,138
	Maruti Suzuki India Ltd.	42,523	3,019
	HCL Technologies Ltd.	393,463	2,822
	ITC Ltd.	1,059,590	2,553
	Sun Pharmaceutical Industries Ltd.	418,511	2,552
	Asian Paints Ltd.	104,073	2,428
	Bajaj Finance Ltd.	64,849	1,983
	Nestle India Ltd.	8,223	1,950
	UltraTech Cement Ltd.	39,209	1,825
	Bharat Petroleum Corp. Ltd.	365,427	1,788
	Dr Reddy’s Laboratories Ltd.	33,133	1,716
	Titan Co. Ltd.	116,295	1,487
	Larsen & Toubro Ltd.	124,580	1,477
	Power Grid Corp. of India Ltd.	676,635	1,450
*,1	HDFC Life Insurance Co. Ltd.	215,985	1,430
*,1	Avenue Supermarts Ltd.	45,519	1,427
*	State Bank of India GDR	55,035	1,379
*,1	SBI Life Insurance Co. Ltd.	131,318	1,262
	Oil & Natural Gas Corp. Ltd.	1,169,066	1,237
	Tech Mahindra Ltd.	166,729	1,199
	Dabur India Ltd.	181,560	1,175
[1]	ICICI Lombard General Insurance Co. Ltd.	66,513	1,137
	ICICI Bank Ltd.	215,547	1,081
	Mahindra & Mahindra Ltd.	216,048	1,042
	Hero MotoCorp Ltd.	35,802	1,021
	Bajaj Auto Ltd.	29,183	1,015
	UPL Ltd.	181,207	1,003
	NTPC Ltd.	792,585	993
	Divi’s Laboratories Ltd.	32,027	988
	Godrej Consumer Products Ltd.	136,881	982
	Coal India Ltd.	488,859	956
	Bajaj Finserv Ltd.	14,093	949

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	JSW Steel Ltd.	398,827	942
	Ambuja Cements Ltd.	395,315	895
	Adani Ports & Special Economic Zone Ltd.	230,047	883
	Eicher Motors Ltd.	4,539	881
	Cipla Ltd.	113,181	881
	Britannia Industries Ltd.	20,732	868
	Pidilite Industries Ltd.	41,877	844
	Lupin Ltd.	75,232	830
	Indian Oil Corp. Ltd.	729,208	813
[1]	Bandhan Bank Ltd.	235,229	807
	Shree Cement Ltd.	2,968	775
	Havells India Ltd.	102,061	761
	Aurobindo Pharma Ltd.	92,172	754
	Bharti Infratel Ltd.	322,528	746
*	United Spirits Ltd.	101,437	722
	Grasim Industries Ltd.	107,158	711
	Info Edge India Ltd.	21,056	707
	Marico Ltd.	177,479	674
	Torrent Pharmaceuticals Ltd.	21,398	665
	Vedanta Ltd.	558,328	651
	Zee Entertainment Enterprises Ltd.	299,569	628
	Biocon Ltd.	126,278	589
	Hindustan Petroleum Corp. Ltd.	198,203	578
	Shriram Transport Finance Co. Ltd.	56,109	576
[1]	HDFC Asset Management Co. Ltd.	16,716	560
	Petronet LNG Ltd.	173,166	558
	Apollo Hospitals Enterprise Ltd.	29,789	548
[1]	ICICI Prudential Life Insurance Co. Ltd.	99,704	544
	Alkem Laboratories Ltd.	15,643	538
	Berger Paints India Ltd.	80,001	538
	Mindtree Ltd.	44,022	533
	GAIL India Ltd.	416,740	527
	Piramal Enterprises Ltd.	40,453	520
	Wipro Ltd.	203,506	517
	Jubilant Foodworks Ltd.	23,679	508
	Hindalco Industries Ltd.	299,373	508
	Colgate-Palmolive India Ltd.	23,624	456
	Federal Bank Ltd.	693,982	447
	Crompton Greaves Consumer Electricals Ltd.	147,976	435
[1]	InterGlobe Aviation Ltd.	32,904	432
	Siemens Ltd.	27,006	407
	Container Corp. Of India Ltd.	81,484	403
	Cadila Healthcare Ltd.	90,510	388
	Tata Consumer Products Ltd.	83,138	387
	PI Industries Ltd.	18,392	386
	Motherson Sumi Systems Ltd.	333,973	385
	Rajesh Exports Ltd.	46,732	384
	Page Industries Ltd.	1,580	381
	DLF Ltd.	197,457	379
	Muthoot Finance Ltd.	32,648	374
[1]	AU Small Finance Bank Ltd.	50,910	365
	Ipca Laboratories Ltd.	17,105	365
	Bosch Ltd.	2,548	356
	Tata Steel Ltd.	91,159	354
*	Tata Motors Ltd.	284,156	344
*	Tata Motors Ltd. Class A	647,595	337
*	Punjab National Bank	771,811	329
*	Fortis Healthcare Ltd.	192,818	322
	REC Ltd.	241,719	305
	LIC Housing Finance Ltd.	80,966	303
	Whirlpool of India Ltd.	10,912	297
	United Breweries Ltd.	23,649	295
*	Just Dial Ltd.	54,277	291
	Indraprastha Gas Ltd.	44,491	282

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
[1]	Dr Lal PathLabs Ltd.	13,127	273
	Castrol India Ltd.	158,847	273
	Pfizer Ltd.	4,184	272
	NMDC Ltd.	253,899	269
	AIA Engineering Ltd.	12,648	269
	Natco Pharma Ltd.	33,078	267
	MRF Ltd.	331	266
	Mphasis Ltd.	26,879	261
	Embassy Office Parks REIT	52,800	259
[1]	RBL Bank Ltd.	149,852	259
*	Max Financial Services Ltd.	41,572	258
	Bajaj Holdings & Investment Ltd.	9,560	258
	Bharat Forge Ltd.	62,280	254
	Ashok Leyland Ltd.	364,793	251
	Kansai Nerolac Paints Ltd.	45,268	248
	Aarti Industries Ltd.	17,071	248
*	Bank of Baroda	377,709	245
*	ABB India Ltd.	19,787	237
	NHPC Ltd.	856,556	236
	ACC Ltd.	15,091	235
	Power Finance Corp. Ltd.	183,340	231
	Voltas Ltd.	34,114	229
	City Union Bank Ltd.	115,152	220
	Sundaram Finance Ltd.	13,008	218
[1]	Larsen & Toubro Infotech Ltd.	10,351	217
	Supreme Industries Ltd.	14,767	213
	Torrent Power Ltd.	47,725	209
*	Oracle Financial Services Software Ltd.	6,643	207
	Gujarat Gas Ltd.	60,218	206
*	IDFC Bank	714,179	206
*	State Bank of India	81,983	205
	Mahindra & Mahindra Financial Services Ltd.	92,477	201
	SRF Ltd.	4,045	199
	Manappuram Finance Ltd.	112,093	198
	Bayer CropScience Ltd.	3,467	198
	Ajanta Pharma Ltd.	9,969	196
	Cholamandalam Investment and Finance Co. Ltd.	93,110	195
	Varun Beverages Ltd.	21,983	195
	Balkrishna Industries Ltd.	15,622	191
	Yes Bank Ltd.	509,982	189
	WABCO India Ltd.	2,291	189
	Bata India Ltd.	10,459	189
	Indiabulls Housing Finance Ltd.	108,312	189
*	3M India Ltd.	732	187
	Bharat Electronics Ltd.	195,053	187
	NIIT Technologies Ltd.	11,412	181
	Indian Hotels Co. Ltd.	170,717	181
*	Sanofi India Ltd.	1,742	179
	Alembic Pharmaceuticals Ltd.	18,294	179
	CESC Ltd.	20,476	178
	Phoenix Mills Ltd.	24,155	174
	Coromandel International Ltd.	21,928	172
	Mahanagar Gas Ltd.	13,229	170
	Gillette India Ltd.	2,396	169
	Karnataka Bank Ltd.	289,461	169
	Adani Enterprises Ltd.	91,233	168
	Glenmark Pharmaceuticals Ltd.	38,015	168
	Sun TV Network Ltd.	31,281	159
*	Godrej Properties Ltd.	17,355	155
	Oberoi Realty Ltd.	34,138	154
	L&T Finance Holdings Ltd.	177,041	153
*	Vodafone Idea Ltd.	2,755,378	153
	TVS Motor Co. Ltd.	35,146	151
[1]	Nippon Life India Asset Management Ltd.	46,479	150

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Tube Investments of India Ltd.	30,343	149
*	Jindal Steel & Power Ltd.	120,970	149
*	Hindustan Zinc Ltd.	64,711	148
	Escorts Ltd.	15,740	148
	Astral Poly Technik Ltd.	11,783	147
	Relaxo Footwears Ltd.	16,502	139
	Kajaria Ceramics Ltd.	27,979	139
	Tata Power Co. Ltd.	326,317	136
[1]	Godrej Agrovet Ltd.	24,636	132
	Exide Industries Ltd.	63,522	132
	TTK Prestige Ltd.	2,023	129
*	GMR Infrastructure Ltd.	570,405	129
	PVR Ltd.	9,615	129
	Ramco Cements Ltd.	17,456	127
[1]	L&T Technology Services Ltd.	7,735	126
[1]	Syngene International Ltd.	29,770	126
*	Adani Power Ltd.	300,870	126
	Hexaware Technologies Ltd.	33,864	125
	V-Mart Retail Ltd.	5,403	123
	Jubilant Life Sciences Ltd.	23,147	123
	Oil India Ltd.	93,482	122
	Godrej Industries Ltd.	34,381	121
	Cummins India Ltd.	23,634	118
	Gujarat State Petronet Ltd.	41,538	114
	Steel Authority of India Ltd.	268,026	112
*,1	ICICI Securities Ltd.	23,274	111
*	Aditya Birla Capital Ltd.	166,880	110
	Sundram Fasteners Ltd.	24,845	109
	Dalmia Bharat Ltd.	15,102	104
*	Aditya Birla Fashion and Retail Ltd.	67,561	103
	Tata Communications Ltd.	17,873	102
	Vinati Organics Ltd.	7,740	101
	Redington India Ltd.	101,779	99
*	Aavas Financiers Ltd.	6,260	98
*	Union Bank of India	270,719	97
*	Canara Bank	83,795	97
	JK Cement Ltd.	6,450	96
	Thermax Ltd.	9,916	95
	Motilal Oswal Financial Services Ltd.	14,216	95
	Minda Industries Ltd.	23,295	91
	Apollo Tyres Ltd.	71,220	91
	Emami Ltd.	33,903	88
*	TeamLease Services Ltd.	4,127	87
	Symphony Ltd.	7,065	87
	JSW Energy Ltd.	144,094	85
*	Indian Overseas Bank	821,556	84
[1]	Laurus Labs Ltd.	12,108	82
	Polycab India Ltd.	8,364	80
	Birlasoft Ltd.	83,079	79
	GE Power India Ltd.	13,265	79
	Persistent Systems Ltd.	12,422	78
	Prestige Estates Projects Ltd.	32,922	75
	V-Guard Industries Ltd.	32,255	75
*	Future Retail Ltd.	65,433	74
[1]	Endurance Technologies Ltd.	8,208	73
	Bombay Burmah Trading Co.	6,145	73
	Gujarat Pipavav Port Ltd.	94,111	72
	KRBL Ltd.	28,058	71
	Avanti Feeds Ltd.	12,114	69
	Bharat Heavy Electricals Ltd.	226,638	67
	Ceat Ltd.	6,232	66
	Great Eastern Shipping Co. Ltd.	21,206	66
	Balrampur Chini Mills Ltd.	49,392	65
	Cholamandalam Financial Holdings Ltd.	16,493	65

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Indiabulls Ventures Ltd.	45,246	64
	DCB Bank Ltd.	60,028	63
	Amara Raja Batteries Ltd.	8,322	63
*	Jammu & Kashmir Bank Ltd.	316,858	62
	Karur Vysya Bank Ltd.	157,944	61
	Radico Khaitan Ltd.	15,140	59
	Edelweiss Financial Services Ltd.	113,186	59
	Engineers India Ltd.	65,466	58
	Chambal Fertilizers and Chemicals Ltd.	32,741	56
*	Sun Pharma Advanced Research Co. Ltd.	32,065	55
	Strides Pharma Science Ltd.	9,442	55
	Kaveri Seed Co. Ltd.	11,057	54
	DCM Shriram Ltd.	14,632	53
	National Aluminium Co. Ltd.	123,013	52
	Vakrangee Ltd.	149,459	51
	HEG Ltd.	4,603	49
	Graphite India Ltd.	17,663	49
	South Indian Bank Ltd.	614,401	48
	Gujarat Mineral Development Corp. Ltd.	90,615	47
*,1	Quess Corp. Ltd.	16,581	45
	Jindal Saw Ltd.	61,019	45
*	IRB Infrastructure Developers Ltd.	48,800	45
	JM Financial Ltd.	51,633	44
	EIH Ltd.	43,335	43
	NCC Ltd.	124,641	43
*	ABB Power Products & Systems India Ltd.	3,957	42
	Care Ratings Ltd.	8,295	41
	PTC India Ltd.	76,646	40
	Finolex Cables Ltd.	11,390	39
*,§	Hemisphere Properties India Ltd.	17,873	39
	NBCC India Ltd.	145,348	38
	Multi Commodity Exchange of India Ltd.	2,593	37
*	TV18 Broadcast Ltd.	137,341	35
	Sterlite Technologies Ltd.	29,075	35
	India Cements Ltd.	24,791	34
*	Suzlon Energy Ltd.	946,139	33
*	Bajaj Consumer Care Ltd.	16,912	32
[1]	Dilip Buildcon Ltd.	9,318	32
*	Bank of India	68,499	32
[1]	PNB Housing Finance Ltd.	12,182	32
	Sobha Ltd.	11,615	31
	Welspun India Ltd.	88,190	31
	Welspun Corp. Ltd.	36,272	31
*	Equitas Holdings Ltd.	44,263	30
	eClerx Services Ltd.	4,918	30
	Century Textiles & Industries Ltd.	7,450	29
	Rain Industries Ltd.	30,380	28
*	Gujarat Fluorochemicals Ltd.	6,766	28
*	Indian Bank	39,300	27
	Raymond Ltd.	8,316	27
	Repco Home Finance Ltd.	15,230	25
*	Mahindra CIE Automotive Ltd.	17,526	22
	IDFC Ltd.	103,749	20
	Mangalore Refinery & Petrochemicals Ltd.	45,416	19
*	Indiabulls Real Estate Ltd.	23,430	18
*	Future Consumer Ltd.	143,258	18
*	Wockhardt Ltd.	5,121	17
	Tata Chemicals Ltd.	4,436	17
*	Central Bank of India	79,029	16
*	CG Power and Industrial Solutions Ltd.	141,656	15
	Gateway Distriparks Ltd.	10,210	12
*	Dish TV India Ltd.	187,498	12
	Arvind Ltd.	35,132	11
	Sadbhav Engineering Ltd.	14,027	9

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Thomas Cook India Ltd.	23,781	8
*	Aarti Surfactants Ltd.	514	1
*	Hindustan Construction Co. Ltd.	14,913	1
*,§	Amtek Auto Ltd.	7,896	—
			178,764
Indonesia (0.2%)
	Bank Central Asia Tbk PT	3,438,004	5,955
	Telekomunikasi Indonesia Persero Tbk PT	16,631,140	3,824
	Bank Rakyat Indonesia Persero Tbk PT	18,836,390	3,426
	Bank Mandiri Persero Tbk PT	6,583,732	1,957
	Astra International Tbk PT	7,537,230	1,928
	Unilever Indonesia Tbk PT	2,123,200	1,177
	Kalbe Farma Tbk PT	9,070,700	876
	Charoen Pokphand Indonesia Tbk PT	2,727,000	839
	Bank Negara Indonesia Persero Tbk PT	2,471,630	674
	Indofood Sukses Makmur Tbk PT	1,490,900	651
*	Barito Pacific Tbk PT	6,557,500	635
	United Tractors Tbk PT	560,260	611
	Semen Indonesia Persero Tbk PT	1,111,700	590
	Gudang Garam Tbk PT	185,500	564
	Indofood CBP Sukses Makmur Tbk PT	787,900	521
	Indocement Tunggal Prakarsa Tbk PT	467,900	363
	Indah Kiat Pulp & Paper Corp. Tbk PT	893,400	330
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	319
	Ace Hardware Indonesia Tbk PT	2,595,300	264
	Tower Bersama Infrastructure Tbk PT	3,338,000	264
	Adaro Energy Tbk PT	3,993,500	245
*	Lippo Karawaci Tbk PT	19,524,292	210
	Perusahaan Gas Negara Tbk PT	3,567,300	202
*	XL Axiata Tbk PT	1,192,400	202
	Ciputra Development Tbk PT	5,047,430	182
	Pakuwon Jati Tbk PT	7,083,400	178
*	Vale Indonesia Tbk PT	924,200	158
	Bukit Asam Tbk PT	1,246,200	156
*	Japfa Comfeed Indonesia Tbk PT	2,204,700	143
	Pabrik Kertas Tjiwi Kimia Tbk PT	430,000	143
	Jasa Marga Persero Tbk PT	677,017	143
*	Bumi Serpong Damai Tbk PT	2,801,100	132
	Summarecon Agung Tbk PT	4,045,500	120
	Media Nusantara Citra Tbk PT	1,784,200	109
*	Siloam International Hospitals Tbk PT	309,483	109
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	728,600	107
	Mitra Adiperkasa Tbk PT	2,405,000	105
	Surya Citra Media Tbk PT	1,789,200	104
	AKR Corporindo Tbk PT	616,900	99
	Aneka Tambang Tbk PT	2,541,300	87
*	Smartfren Telecom Tbk PT	12,110,400	86
*	Panin Financial Tbk PT	6,954,600	85
*	Medco Energi Internasional Tbk PT	2,794,332	84
	Wijaya Karya Persero Tbk PT	1,149,145	73
	Matahari Department Store Tbk PT	887,600	72
*	Bank Pan Indonesia Tbk PT	1,215,500	61
	Bank Tabungan Negara Persero Tbk PT	1,034,500	61
	Waskita Karya Persero Tbk PT	1,299,774	53
	Indo Tambangraya Megah Tbk PT	108,800	52
	Ramayana Lestari Sentosa Tbk PT	1,190,900	46
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	44
*	Sentul City Tbk PT	12,501,167	42
	Surya Semesta Internusa Tbk PT	1,881,900	38
	Timah Tbk PT	1,216,300	38
*	Kresna Graha Investama Tbk PT	4,091,300	37
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	34
*,§	Trada Alam Minera Tbk PT	10,114,628	34
*	Salim Ivomas Pratama Tbk PT	2,362,900	34

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Astra Agro Lestari Tbk PT	82,055	33
	Bank Danamon Indonesia Tbk PT	189,500	31
*	Alam Sutera Realty Tbk PT	3,908,900	31
*	Agung Podomoro Land Tbk PT	4,271,000	30
	PP Persero Tbk PT	528,300	23
*	Global Mediacom Tbk PT	1,211,000	17
	Adhi Karya Persero Tbk PT	348,200	13
*	Eagle High Plantations Tbk PT	2,054,500	11
*	Krakatau Steel Persero Tbk PT	810,647	9
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	8
*	Totalindo Eka Persada Tbk PT	1,362,900	5
			29,887
Ireland (0.1%)
	Kerry Group plc Class A	52,747	6,072
^	Flutter Entertainment plc	28,892	3,553
*	ICON plc	19,372	3,109
	Kingspan Group plc	55,136	2,809
	Glanbia plc	67,035	713
	Bank of Ireland Group plc	303,363	622
*	AIB Group plc	271,052	375
	Hibernia REIT plc	228,817	298
	C&C Group plc	116,065	285
	Cairn Homes plc	258,809	241
	Irish Continental Group plc	49,543	187
	Dalata Hotel Group plc	55,774	181
	CRH plc (XDUB)	4,643	141
*	Permanent TSB Group Holdings plc	4,223	2
*,§	Irish Bank Resolution Corp. Ltd.	14,385	—
			18,588
Israel (0.2%)
*	Teva Pharmaceutical Industries Ltd.	361,833	3,914
*	Nice Ltd.	22,176	3,642
	Bank Leumi Le-Israel BM	518,718	2,795
	Bank Hapoalim BM	390,956	2,506
	Israel Discount Bank Ltd. Class A	456,356	1,481
	Elbit Systems Ltd.	9,011	1,222
	Mizrahi Tefahot Bank Ltd.	44,872	919
	ICL Ltd.	233,390	814
*	Azrieli Group Ltd.	13,566	803
*	Tower Semiconductor Ltd.	36,745	720
*	Bezeq The Israeli Telecommunication Corp. Ltd.	688,384	491
*	Mivne Real Estate KD Ltd.	223,502	480
	First International Bank Of Israel Ltd.	17,322	427
	Strauss Group Ltd.	14,877	420
*	Nova Measuring Instruments Ltd.	10,507	420
	Alony Hetz Properties & Investments Ltd.	34,791	419
*	Airport City Ltd.	27,425	416
*	Energix-Renewable Energies Ltd.	114,550	399
	Reit 1 Ltd.	67,750	337
*	Shapir Engineering and Industry Ltd.	42,926	301
*	Shufersal Ltd.	46,490	298
*	Paz Oil Co. Ltd.	3,400	296
	Melisron Ltd.	7,323	295
	Shikun & Binui Ltd.	70,237	291
	Electra Ltd.	555	255
	Matrix IT Ltd.	12,675	246
	Harel Insurance Investments & Financial Services Ltd.	36,575	235
	Gazit-Globe Ltd.	30,031	222
	Amot Investments Ltd.	39,544	222
*	Enlight Renewable Energy Ltd.	180,261	222
	AudioCodes Ltd.	7,201	213
*	Phoenix Holdings Ltd.	38,113	200
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,969	194
*	Hilan Ltd.	4,746	187

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sapiens International Corp. NV	7,014	175
	Isracard Ltd.	62,873	165
	Mega Or Holdings Ltd.	6,532	164
	FIBI Holdings Ltd.	5,434	161
*	AFI Properties Ltd.	5,266	160
*	Israel Corp. Ltd.	1,223	158
*	Clal Insurance Enterprises Holdings Ltd.	14,817	147
*	Allot Ltd.	12,607	144
	Formula Systems 1985 Ltd.	2,138	143
	Oil Refineries Ltd.	498,717	138
	Menora Mivtachim Holdings Ltd.	9,950	133
	Sella Capital Real Estate Ltd.	60,221	125
	Bayside Land Corp.	210	125
	Big Shopping Centers Ltd.	1,527	122
*	Partner Communications Co. Ltd.	25,426	111
*	Fattal Holdings 1998 Ltd.	1,401	96
	Kenon Holdings Ltd.	4,668	95
	Delek Group Ltd.	1,799	82
	Migdal Insurance & Financial Holdings Ltd.	122,731	79
	IDI Insurance Co. Ltd.	2,463	76
*	Brack Capital Properties NV	757	69
*	Cellcom Israel Ltd. (Registered)	18,262	67
*	Gilat Satellite Networks Ltd.	7,449	64
*	Kamada Ltd.	7,565	58
	Delta Galil Industries Ltd.	3,081	55
	Delek Automotive Systems Ltd.	9,988	53
*	Naphtha Israel Petroleum Corp. Ltd.	9,982	52
	Norstar Holdings Inc.	3,315	43
	Property & Building Corp. Ltd.	357	26
			29,388
Italy (0.7%)
	Enel SPA	2,800,714	19,130
	Eni SPA	902,743	8,600
	Intesa Sanpaolo SPA (Registered)	5,275,388	8,238
*	Ferrari NV	44,750	6,994
	Assicurazioni Generali SPA	461,285	6,581
*	UniCredit SPA	805,220	6,219
	Snam SPA	812,261	3,644
	Fiat Chrysler Automobiles NV	395,771	3,433
	Terna Rete Elettrica Nazionale SPA	511,452	3,203
	Atlantia SPA	183,052	3,001
	Moncler SPA	71,097	2,674
*	FinecoBank Banca Fineco SPA	221,657	2,470
*	CNH Industrial NV	355,717	2,225
	Exor NV	37,373	2,038
	Prysmian SPA	89,920	1,697
	Mediobanca Banca di Credito Finanziario SPA	290,929	1,691
*,1	Nexi SPA	106,181	1,611
*	Davide Campari-Milano SPA	195,758	1,522
	Recordati SPA	34,377	1,497
	DiaSorin SPA	8,373	1,428
[1]	Poste Italiane SPA	163,634	1,392
*	Telecom Italia SPA (Registered)	3,486,201	1,384
[1]	Infrastrutture Wireless Italiane SPA	106,214	1,124
	Hera SPA	296,993	1,099
	Telecom Italia SPA (Bearer)	2,605,668	1,039
	Amplifon SPA	44,597	1,021
	Unione di Banche Italiane SPA	349,022	1,001
	Italgas SPA	178,132	998
	Leonardo SPA	133,598	923
	Interpump Group SPA	30,970	904
	A2A SpA	612,750	835
	Tenaris SA	111,984	775
	Azimut Holding SPA	40,256	686

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Banco BPM SPA	514,944	629
	Banca Mediolanum SPA	98,905	604
	Unipol Gruppo SPA	174,418	602
[1]	Pirelli & C SPA	147,800	572
	Iren SPA	227,725	562
	UnipolSai Assicurazioni SPA	220,147	540
	Reply SPA	7,550	529
*	Saipem SPA	198,456	509
	IMA Industria Macchine Automatiche SPA	7,206	491
	Cerved Group SPA	66,811	455
	Freni Brembo SPA	52,273	443
	Banca Generali SPA	17,718	441
	Buzzi Unicem SPA	22,396	439
	Astm SPA	21,929	429
[1]	Enav SPA	86,759	389
	De’ Longhi SPA	21,041	380
	Brunello Cucinelli SPA	11,576	373
	Erg SPA	19,633	353
	BPER Banca	127,904	316
	Salvatore Ferragamo SPA	24,532	305
[1]	Anima Holding SPA	85,088	301
[1]	Technogym SPA	39,282	291
	Societa Cattolica di Assicurazioni SCPA	50,964	282
	Autogrill SPA	49,092	254
	Banca Popolare di Sondrio SCPA	156,731	249
	Acea SPA	14,415	241
^,*	Mediaset SPA	104,006	211
	Tamburi Investment Partners SPA	31,859	206
[1]	Carel Industries SPA	12,368	184
*,1	Banca Farmafactoring SPA	34,912	180
[1]	RAI Way SPA	33,424	180
	Saras SPA	179,414	169
	Zignago Vetro SPA	13,478	167
	Falck Renewables SPA	33,216	163
*	Juventus Football Club SPA	149,272	148
	Buzzi Unicem SPA Saving Shares	13,277	139
^	Tod’s SPA	4,506	138
	Italmobiliare SPA	4,572	137
	Piaggio & C SPA	59,240	136
	Marr SPA	10,281	135
*	Salini Impregilo SPA	84,818	126
[1]	doValue SPA	16,871	124
	Datalogic SPA	8,753	120
	Rizzoli Corriere Della Sera Mediagroup SPA	146,884	115
	Credito Emiliano SPA	23,562	104
	CIR SPA-Compagnie Industriali	223,580	99
^,*	Fincantieri SPA	123,712	96
	Maire Tecnimont SPA	45,145	88
^,*	Banca Monte dei Paschi di Siena SPA	71,774	88
	Danieli & C Officine Meccaniche SPA Saving Shares	11,415	85
	DeA Capital SPA	57,909	82
	Danieli & C Officine Meccaniche SPA	5,775	73
	Immobiliare Grande Distribuzione SIIQ SPA	18,415	73
	Cementir Holding NV	10,694	66
*	Banca IFIS SPA	6,213	61
*,1	Ovs SPA	63,114	54
*	Arnoldo Mondadori Editore SPA	36,216	49
	Cairo Communication SPA	22,346	40
	Biesse SPA	4,125	37
	Geox SPA	10,796	9
			115,938
Japan (7.5%)
	Toyota Motor Corp.	884,804	54,705
	Sony Corp.	441,100	28,387

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

		Market
		Value
	Shares	($000)
SoftBank Group Corp.	581,240	24,913
Keyence Corp.	63,832	22,789
Takeda Pharmaceutical Co. Ltd.	543,239	19,590
Mitsubishi UFJ Financial Group Inc.	4,451,260	17,983
KDDI Corp.	614,300	17,793
Nintendo Co. Ltd.	38,606	15,941
Shin-Etsu Chemical Co. Ltd.	142,656	15,735
Daiichi Sankyo Co. Ltd.	225,900	15,529
Honda Motor Co. Ltd.	618,841	15,028
Recruit Holdings Co. Ltd.	451,210	13,162
Kao Corp.	168,348	12,982
NTT DOCOMO Inc.	414,448	12,214
Sumitomo Mitsui Financial Group Inc.	462,648	12,166
Daikin Industries Ltd.	94,763	12,161
Hoya Corp.	132,151	12,051
Tokyo Electron Ltd.	54,100	11,522
Murata Manufacturing Co. Ltd.	201,474	11,352
FANUC Corp.	68,191	11,130
Tokio Marine Holdings Inc.	234,952	11,023
Astellas Pharma Inc.	661,200	10,936
Mizuho Financial Group Inc.	9,107,407	10,605
Central Japan Railway Co.	65,219	10,263
Nippon Telegraph & Telephone Corp.	436,200	9,934
Hitachi Ltd.	331,152	9,828
Nidec Corp.	166,796	9,710
SMC Corp.	20,900	9,447
ITOCHU Corp.	480,428	9,419
East Japan Railway Co.	128,005	9,347
Mitsubishi Corp.	438,100	9,291
Chugai Pharmaceutical Co. Ltd.	77,300	9,214
Seven & i Holdings Co. Ltd.	276,600	9,160
Fast Retailing Co. Ltd.	18,500	8,774
Mitsubishi Electric Corp.	695,140	8,553
Oriental Land Co. Ltd.	66,700	8,434
Mitsui & Co. Ltd.	602,600	8,411
Shiseido Co. Ltd.	139,800	8,219
Japan Tobacco Inc.	424,882	7,913
Softbank Corp.	575,961	7,843
Terumo Corp.	236,228	7,839
Canon Inc.	365,100	7,680
Fujitsu Ltd.	69,540	6,756
Eisai Co. Ltd.	93,800	6,548
Mitsubishi Estate Co. Ltd.	403,291	6,524
Bridgestone Corp.	206,104	6,415
Komatsu Ltd.	334,650	6,332
FUJIFILM Holdings Corp.	129,700	6,178
Olympus Corp.	381,700	6,056
Mitsui Fudosan Co. Ltd.	328,900	6,047
Otsuka Holdings Co. Ltd.	146,000	5,738
Denso Corp.	163,000	5,730
Daiwa House Industry Co. Ltd.	225,600	5,717
Kyocera Corp.	106,600	5,696
Panasonic Corp.	746,459	5,690
Secom Co. Ltd.	68,087	5,666
M3 Inc.	150,438	5,430
Kirin Holdings Co. Ltd.	278,200	5,369
Shionogi & Co. Ltd.	96,700	5,341
ORIX Corp.	452,960	5,330
Unicharm Corp.	140,200	5,167
Suzuki Motor Corp.	161,671	5,160
Aeon Co. Ltd.	248,400	5,001
MS&AD Insurance Group Holdings Inc.	171,356	4,937
Kubota Corp.	388,800	4,828
Dai-ichi Life Holdings Inc.	380,000	4,762

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

		Market
		Value
	Shares	($000)
Sysmex Corp.	68,534	4,735
Sumitomo Corp.	407,700	4,612
Asahi Group Holdings Ltd.	133,900	4,604
Nomura Holdings Inc.	1,063,100	4,411
Subaru Corp.	215,300	4,309
Nitori Holdings Co. Ltd.	27,600	4,230
Shimano Inc.	28,700	4,229
Omron Corp.	69,900	4,106
Toshiba Corp.	163,600	4,057
West Japan Railway Co.	65,300	4,035
JXTG Holdings Inc.	1,109,207	3,933
Sompo Holdings Inc.	121,075	3,927
TDK Corp.	45,200	3,897
Japan Post Holdings Co. Ltd.	479,615	3,836
Ono Pharmaceutical Co. Ltd.	157,300	3,790
Sumitomo Mitsui Trust Holdings Inc.	129,846	3,781
Sumitomo Realty & Development Co. Ltd.	138,846	3,719
Obic Co. Ltd.	24,400	3,662
Japan Exchange Group Inc.	195,300	3,633
Pan Pacific International Holdings Corp.	184,700	3,578
Z Holdings Corp.	926,400	3,575
Bandai Namco Holdings Inc.	69,800	3,488
Sekisui House Ltd.	202,500	3,474
Advantest Corp.	71,389	3,464
Tokyo Gas Co. Ltd.	157,600	3,459
NEC Corp.	89,000	3,415
Chubu Electric Power Co. Inc.	250,170	3,383
MEIJI Holdings Co. Ltd.	48,334	3,357
Nippon Paint Holdings Co. Ltd.	56,300	3,254
Yaskawa Electric Corp.	98,063	3,197
Asahi Kasei Corp.	438,800	3,113
Ajinomoto Co. Inc.	174,300	3,104
Kikkoman Corp.	67,150	3,086
Kintetsu Group Holdings Co. Ltd.	64,200	3,067
Toyota Industries Corp.	57,300	2,884
Makita Corp.	88,300	2,875
Nitto Denko Corp.	56,800	2,837
Sumitomo Electric Industries Ltd.	269,200	2,770
Marubeni Corp.	556,928	2,682
Hankyu Hanshin Holdings Inc.	78,100	2,672
Tokyu Corp.	176,100	2,651
Osaka Gas Co. Ltd.	141,300	2,631
Mitsubishi Heavy Industries Ltd.	100,687	2,582
Kansai Electric Power Co. Inc.	251,800	2,580
Mitsubishi Chemical Holdings Corp.	450,784	2,562
Yakult Honsha Co. Ltd.	43,819	2,545
Santen Pharmaceutical Co. Ltd.	142,800	2,528
MISUMI Group Inc.	106,400	2,527
Rakuten Inc.	296,100	2,511
Tobu Railway Co. Ltd.	73,100	2,480
Daifuku Co. Ltd.	35,400	2,477
Toray Industries Inc.	536,700	2,461
Shimadzu Corp.	98,800	2,461
MINEBEA MITSUMI Inc.	151,084	2,457
Nippon Steel Corp.	290,858	2,447
Resona Holdings Inc.	772,606	2,413
Odakyu Electric Railway Co. Ltd.	109,400	2,413
Nissan Motor Co. Ltd.	704,201	2,397
Nexon Co. Ltd.	148,024	2,390
Disco Corp.	10,600	2,367
Keio Corp.	41,700	2,359
Yamaha Corp.	58,400	2,357
NTT Data Corp.	225,400	2,300
Nomura Research Institute Ltd.	92,969	2,276

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Yamato Holdings Co. Ltd.	129,800	2,265
	Taisei Corp.	72,299	2,254
	Dai Nippon Printing Co. Ltd.	105,700	2,229
	Daiwa Securities Group Inc.	532,800	2,216
	Daito Trust Construction Co. Ltd.	22,952	2,182
	Obayashi Corp.	247,400	2,162
	SG Holdings Co. Ltd.	77,100	2,145
	Trend Micro Inc.	42,100	2,136
	Kyowa Kirin Co. Ltd.	92,000	2,135
	Sumitomo Metal Mining Co. Ltd.	85,100	2,121
	Inpex Corp.	328,500	2,120
	Nagoya Railroad Co. Ltd.	72,400	2,072
	Kobayashi Pharmaceutical Co. Ltd.	22,000	2,039
	Nissin Foods Holdings Co. Ltd.	24,800	2,039
	Hamamatsu Photonics KK	46,300	2,024
	Lion Corp.	91,300	1,919
	Toyota Tsusho Corp.	80,600	1,919
	Rohm Co. Ltd.	29,600	1,871
	Nissan Chemical Corp.	48,600	1,865
	Idemitsu Kosan Co. Ltd.	81,014	1,841
*	Tokyo Electric Power Co. Holdings Inc.	546,200	1,839
	Aisin Seiki Co. Ltd.	63,200	1,820
	Lasertec Corp.	27,200	1,799
	TOTO Ltd.	51,300	1,786
	Kajima Corp.	170,800	1,775
	Asahi Intecc Co. Ltd.	66,600	1,764
	Sumitomo Chemical Co. Ltd.	566,092	1,736
	Tsuruha Holdings Inc.	12,900	1,730
	Ricoh Co. Ltd.	252,600	1,722
	Suntory Beverage & Food Ltd.	45,700	1,721
	T&D Holdings Inc.	194,400	1,680
	AGC Inc.	66,900	1,650
	Koito Manufacturing Co. Ltd.	43,400	1,635
	Otsuka Corp.	36,100	1,635
	Toho Gas Co. Ltd.	33,200	1,631
	Dentsu Group Inc.	77,549	1,620
	TIS Inc.	84,800	1,617
	Keihan Holdings Co. Ltd.	35,900	1,614
	Sekisui Chemical Co. Ltd.	126,400	1,602
	Oji Holdings Corp.	313,700	1,593
	CyberAgent Inc.	37,692	1,583
	Tohoku Electric Power Co. Inc.	167,800	1,579
	SBI Holdings Inc.	84,540	1,579
	Hirose Electric Co. Ltd.	14,321	1,572
	Toppan Printing Co. Ltd.	105,200	1,563
	Shimizu Corp.	202,700	1,557
	Kyushu Railway Co.	57,324	1,542
	Hitachi Chemical Co. Ltd.	35,800	1,536
	Hikari Tsushin Inc.	7,900	1,529
	Toyo Suisan Kaisha Ltd.	31,600	1,520
	Keikyu Corp.	91,700	1,507
	Nihon M&A Center Inc.	46,100	1,504
	Keisei Electric Railway Co. Ltd.	49,400	1,490
	Isuzu Motors Ltd.	193,020	1,467
	Chugoku Electric Power Co. Inc.	107,100	1,441
	Miura Co. Ltd.	34,900	1,440
	Hoshizaki Corp.	18,782	1,431
	Nisshin Seifun Group Inc.	91,520	1,422
	Brother Industries Ltd.	83,800	1,420
^	FamilyMart Co. Ltd.	83,584	1,417
	Azbil Corp.	53,100	1,396
	Toho Co. Ltd. (XTKS)	42,600	1,395
	Pigeon Corp.	38,360	1,366
*	Renesas Electronics Corp.	258,607	1,366

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Yamada Denki Co. Ltd.	287,272	1,362
	Japan Post Bank Co. Ltd.	145,735	1,353
	MonotaRO Co. Ltd.	41,872	1,345
	USS Co. Ltd.	84,900	1,344
	Welcia Holdings Co. Ltd.	18,500	1,343
	Tosoh Corp.	109,190	1,334
	Ito En Ltd.	24,000	1,333
	Nippon Shinyaku Co. Ltd.	18,700	1,313
	Kansai Paint Co. Ltd.	68,800	1,307
	Kyushu Electric Power Co. Inc.	164,400	1,303
	Casio Computer Co. Ltd.	81,100	1,280
	Hakuhodo DY Holdings Inc.	114,900	1,273
	Teijin Ltd.	79,700	1,271
	Mitsui Chemicals Inc.	64,700	1,270
	NGK Insulators Ltd.	96,700	1,265
	Electric Power Development Co. Ltd.	63,100	1,263
	Kose Corp.	10,100	1,263
	Hulic Co. Ltd.	127,600	1,262
	Nabtesco Corp.	43,900	1,256
	NH Foods Ltd.	35,300	1,253
	Concordia Financial Group Ltd.	405,679	1,243
	Kuraray Co. Ltd.	124,100	1,241
	JFE Holdings Inc.	186,300	1,236
	Sohgo Security Services Co. Ltd.	25,900	1,235
	GMO Payment Gateway Inc.	13,806	1,231
	NSK Ltd.	177,700	1,230
	Yamaha Motor Co. Ltd.	94,900	1,221
	JSR Corp.	64,800	1,219
	Alfresa Holdings Corp.	61,100	1,218
	Stanley Electric Co. Ltd.	53,200	1,212
	Nippon Express Co. Ltd.	24,800	1,211
	Yokogawa Electric Corp.	88,200	1,202
	Mazda Motor Corp.	211,000	1,193
	Seiko Epson Corp.	104,300	1,184
	Oracle Corp. Japan	11,400	1,174
	Hisamitsu Pharmaceutical Co. Inc.	24,900	1,173
*	PeptiDream Inc.	31,200	1,164
	Marui Group Co. Ltd.	70,900	1,161
	Taiyo Yuden Co. Ltd.	41,000	1,143
	Showa Denko KK	52,200	1,143
	SUMCO Corp.	79,726	1,135
	LIXIL Group Corp.	94,600	1,135
	Square Enix Holdings Co. Ltd.	27,500	1,127
	Kurita Water Industries Ltd.	39,800	1,110
	COMSYS Holdings Corp.	40,198	1,105
	Seibu Holdings Inc.	91,088	1,093
	Konami Holdings Corp.	34,300	1,077
	Tokyu Fudosan Holdings Corp.	219,786	1,075
	Mitsubishi Materials Corp.	52,034	1,066
	Nikon Corp.	114,100	1,061
	Itochu Techno-Solutions Corp.	34,500	1,054
	Taisho Pharmaceutical Holdings Co. Ltd.	16,700	1,043
	Sony Financial Holdings Inc.	55,000	1,043
	Suzuken Co. Ltd.	26,960	1,039
	Sawai Pharmaceutical Co. Ltd.	18,800	1,027
	Haseko Corp.	94,500	1,026
	Rohto Pharmaceutical Co. Ltd.	35,200	1,024
	Capcom Co. Ltd.	33,400	1,024
	NGK Spark Plug Co. Ltd.	68,000	1,018
	Ryohin Keikaku Co. Ltd.	85,470	1,017
	Fuji Electric Co. Ltd.	42,277	1,008
	Rinnai Corp.	13,300	1,007
	Shizuoka Bank Ltd.	165,500	1,005
	MediPal Holdings Corp.	51,800	999

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Amada Co. Ltd.	109,600	991
^	Anritsu Corp.	47,700	971
	Sojitz Corp.	412,348	954
	Air Water Inc.	70,100	945
	DIC Corp.	40,600	943
	Skylark Holdings Co. Ltd.	63,651	941
	Kakaku.com Inc.	45,968	938
	Nichirei Corp.	37,300	933
	THK Co. Ltd.	39,000	932
*	LINE Corp.	18,970	928
	Chiba Bank Ltd.	199,000	923
	Sumitomo Heavy Industries Ltd.	43,800	923
	Matsumotokiyoshi Holdings Co. Ltd.	26,500	912
	Lawson Inc.	17,500	910
	Nihon Kohden Corp.	25,400	909
	Taiheiyo Cement Corp.	46,200	907
	Hitachi Construction Machinery Co. Ltd.	38,500	903
	Coca-Cola Bottlers Japan Holdings Inc.	49,875	893
	NET One Systems Co. Ltd.	30,500	879
	Ibiden Co. Ltd.	34,200	874
	Bank of Kyoto Ltd.	25,400	869
	Cosmos Pharmaceutical Corp.	3,200	857
	Benesse Holdings Inc.	29,900	851
	Ezaki Glico Co. Ltd.	19,000	834
	Kyowa Exeo Corp.	34,200	833
	ANA Holdings Inc.	39,200	833
	Nankai Electric Railway Co. Ltd.	37,300	833
	Sundrug Co. Ltd.	24,300	832
	House Foods Group Inc.	26,400	831
	Tokyo Tatemono Co. Ltd.	73,500	827
	Calbee Inc.	27,200	823
	NOF Corp.	24,800	822
	Shinsei Bank Ltd.	67,803	818
	Sega Sammy Holdings Inc.	67,000	812
	Mitsubishi Gas Chemical Co. Inc.	66,200	811
	Japan Post Insurance Co. Ltd.	63,078	806
	Nippon Electric Glass Co. Ltd.	54,900	800
	Ube Industries Ltd.	47,600	798
	Relo Group Inc.	36,253	785
	Kinden Corp.	48,500	780
	Kewpie Corp.	39,000	774
	Sumitomo Dainippon Pharma Co. Ltd.	55,900	773
	Sugi Holdings Co. Ltd.	12,800	772
	Kamigumi Co. Ltd.	43,700	769
	Yamazaki Baking Co. Ltd.	43,500	769
	Justsystems Corp.	12,500	764
	Fukuoka Financial Group Inc.	53,464	764
	Kagome Co. Ltd.	29,900	764
	Taiyo Nippon Sanso Corp.	49,100	762
	SCSK Corp.	16,600	751
	Mebuki Financial Group Inc.	354,750	745
	Kaneka Corp.	28,700	742
	Daicel Corp.	91,200	740
	Kawasaki Heavy Industries Ltd.	48,600	734
	Japan Airport Terminal Co. Ltd.	17,900	726
	Isetan Mitsukoshi Holdings Ltd.	119,000	724
	Ebara Corp.	32,800	723
	JGC Holdings Corp.	73,900	714
	Denka Co. Ltd.	29,500	713
	Goldwin Inc.	13,200	711
	TechnoPro Holdings Inc.	12,300	701
	Sotetsu Holdings Inc.	27,300	700
	Nippon Yusen KK	53,100	699
	Horiba Ltd.	13,200	698

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Mitsubishi UFJ Lease & Finance Co. Ltd.	145,800	696
	JTEKT Corp.	93,800	687
	Japan Airlines Co. Ltd.	38,400	685
	Alps Alpine Co. Ltd.	66,367	685
	Nomura Real Estate Holdings Inc.	41,700	678
	Aozora Bank Ltd.	37,690	671
	J Front Retailing Co. Ltd.	82,200	671
	Nippon Kayaku Co. Ltd.	69,300	670
	Persol Holdings Co. Ltd.	57,500	661
	Nishi-Nippon Railroad Co. Ltd.	26,800	656
	Hitachi Metals Ltd.	68,000	655
	K’s Holdings Corp.	59,968	653
	Maruwa Co. Ltd.	9,100	642
	Sankyu Inc.	16,600	638
	Zensho Holdings Co. Ltd.	31,900	628
	Iida Group Holdings Co. Ltd.	47,197	627
	Mitsui OSK Lines Ltd.	35,939	623
	Seino Holdings Co. Ltd.	52,300	623
	Seven Bank Ltd.	229,600	622
	Nihon Unisys Ltd.	21,500	622
	FP Corp.	8,200	619
	SCREEN Holdings Co. Ltd.	12,700	613
	SHO-BOND Holdings Co. Ltd.	15,200	610
	Nippon Paper Industries Co. Ltd.	42,400	605
	Ship Healthcare Holdings Inc.	13,200	597
	Tokai Carbon Co. Ltd.	72,100	596
	Tokyo Ohka Kogyo Co. Ltd.	13,800	594
	Sharp Corp.	53,429	588
	Mitsubishi Motors Corp.	207,500	588
	Park24 Co. Ltd.	37,400	587
	Konica Minolta Inc.	150,600	583
	PALTAC Corp.	11,100	580
	Credit Saison Co. Ltd.	50,900	578
	Pola Orbis Holdings Inc.	32,300	576
	Kaken Pharmaceutical Co. Ltd.	10,400	572
	Asics Corp.	59,900	568
	Acom Co. Ltd.	140,300	567
	Sushiro Global Holdings Ltd.	36,500	563
	Tsumura & Co.	20,300	562
*	Ain Holdings Inc.	10,000	561
	Chugoku Bank Ltd.	60,900	561
	Mabuchi Motor Co. Ltd.	18,100	560
	Koei Tecmo Holdings Co. Ltd.	21,240	559
	Tokyo Century Corp.	16,220	554
	Toyo Seikan Group Holdings Ltd.	54,600	554
	Aica Kogyo Co. Ltd.	19,200	553
	Mirait Holdings Corp.	42,700	552
	Morinaga & Co. Ltd.	13,400	551
	Sumitomo Rubber Industries Ltd.	56,372	547
	Nifco Inc.	28,302	546
	IHI Corp.	43,800	543
	Fancl Corp.	22,400	537
	Morinaga Milk Industry Co. Ltd.	13,800	535
	Hino Motors Ltd.	89,400	532
	Rengo Co. Ltd.	67,800	528
	ZOZO Inc.	32,700	528
	Sumitomo Forestry Co. Ltd.	42,400	524
	Kyushu Financial Group Inc.	123,470	521
	Hachijuni Bank Ltd.	144,700	517
	Asahi Holdings Inc.	22,700	513
	Nitto Boseki Co. Ltd.	10,800	511
	Maruichi Steel Tube Ltd.	22,700	510
	Aeon Mall Co. Ltd.	40,572	510
	Tokuyama Corp.	24,100	509

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Nippon Shokubai Co. Ltd.	10,600	501
	Gunma Bank Ltd.	155,000	496
	Mani Inc.	22,000	490
	Iyo Bank Ltd.	91,100	488
	Shimamura Co. Ltd.	7,700	485
	JCR Pharmaceuticals Co. Ltd.	5,000	479
	Sanwa Holdings Corp.	61,700	479
	Yoshinoya Holdings Co. Ltd.	23,100	477
	Yaoko Co. Ltd.	7,700	477
	Infomart Corp.	68,800	475
	Zenkoku Hosho Co. Ltd.	16,200	472
*	Toho Zinc Co. Ltd.	38,600	471
	Mitsubishi Logistics Corp.	21,200	468
	DeNA Co. Ltd.	37,900	467
	GMO internet Inc.	21,400	466
	Bic Camera Inc.	50,200	465
	Kusuri no Aoki Holdings Co. Ltd.	5,900	464
	Fuji Corp.	27,500	460
	Penta-Ocean Construction Co. Ltd.	91,000	460
	Fujitec Co. Ltd.	32,200	459
	Miraca Holdings Inc.	18,300	458
	Iwatani Corp.	13,400	458
	Paramount Bed Holdings Co. Ltd.	11,000	454
	Toyo Tire Corp.	38,600	452
	Shiga Bank Ltd.	19,100	450
	Yokohama Rubber Co. Ltd.	34,900	444
	Amano Corp.	21,600	443
	NOK Corp.	37,700	439
	Arcland Service Holdings Co. Ltd.	28,200	438
	ABC-Mart Inc.	8,600	437
	Sankyo Co. Ltd.	15,900	437
	TS Tech Co. Ltd.	16,100	437
	Nagase & Co. Ltd.	36,100	434
	Izumi Co. Ltd.	14,800	433
	Toyoda Gosei Co. Ltd.	23,200	432
	Taikisha Ltd.	14,700	428
	Aomori Bank Ltd.	20,200	427
	Digital Garage Inc.	11,900	426
	Jaccs Co. Ltd.	25,600	425
	Kokuyo Co. Ltd.	34,400	421
	Keihin Corp.	17,600	420
	Ulvac Inc.	15,200	419
	Zeon Corp.	47,800	419
	Kandenko Co. Ltd.	50,000	418
	Sapporo Holdings Ltd.	21,800	415
	Dowa Holdings Co. Ltd.	15,000	415
	ADEKA Corp.	33,000	414
	Toda Corp.	71,000	412
	Nippon Suisan Kaisha Ltd.	92,600	412
	Takashimaya Co. Ltd.	45,500	411
	Open House Co. Ltd.	18,800	410
	Daiichikosho Co. Ltd.	13,600	408
	Hokuriku Electric Power Co.	60,500	408
	Daido Steel Co. Ltd.	12,300	406
	Hyakujushi Bank Ltd.	22,800	406
	Takara Holdings Inc.	55,100	405
	Shikoku Electric Power Co. Inc.	52,400	405
	Daishi Hokuetsu Financial Group Inc.	18,550	403
	As One Corp.	4,500	402
	Sumitomo Osaka Cement Co. Ltd.	12,300	400
	Hazama Ando Corp.	63,800	397
	Nipro Corp.	35,400	396
	Nippon Gas Co. Ltd.	12,000	396
	Tokyo Seimitsu Co. Ltd.	12,200	395

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

		Market
		Value
	Shares	($000)
Glory Ltd.	17,300	389
Pilot Corp.	11,600	389
Yamaguchi Financial Group Inc.	72,000	388
Kobe Bussan Co. Ltd.	7,900	382
Toagosei Co. Ltd.	41,700	382
Wacoal Holdings Corp.	18,900	381
OKUMA Corp.	10,100	381
Nippo Corp.	16,900	380
AEON Financial Service Co. Ltd.	36,500	380
SMS Co. Ltd.	17,400	379
NSD Co. Ltd.	26,780	379
Maeda Corp.	47,200	379
Hiday Hidaka Corp.	24,536	378
Furukawa Electric Co. Ltd.	20,000	376
Mochida Pharmaceutical Co. Ltd.	9,542	373
Fuji Oil Holdings Inc.	16,000	373
Ushio Inc.	35,000	369
Hiroshima Bank Ltd.	88,500	368
Fukuyama Transporting Co. Ltd.	10,600	367
Mitsui Mining & Smelting Co. Ltd.	19,600	366
Inaba Denki Sangyo Co. Ltd.	17,200	364
Showa Corp.	17,300	364
Ariake Japan Co. Ltd.	6,300	363
Meitec Corp.	8,200	362
Duskin Co. Ltd.	14,000	362
Nihon Parkerizing Co. Ltd.	35,200	360
Shochiku Co. Ltd.	3,300	360
Lintec Corp.	16,600	356
NHK Spring Co. Ltd.	53,800	356
Menicon Co. Ltd.	8,100	352
Daiwabo Holdings Co. Ltd.	5,700	351
TOKAI Holdings Corp.	38,700	350
Daio Paper Corp.	25,500	348
Hokuhoku Financial Group Inc.	42,600	346
Jafco Co. Ltd.	10,800	346
Toho Holdings Co. Ltd.	16,600	344
Hitachi Transport System Ltd.	14,100	342
Shimachu Co. Ltd.	13,700	342
Kyudenko Corp.	12,200	342
GS Yuasa Corp.	24,000	341
Jeol Ltd.	11,500	340
OSG Corp.	26,000	338
Systena Corp.	24,000	337
Nichias Corp.	16,900	336
Nikkon Holdings Co. Ltd.	17,300	336
Takara Bio Inc.	15,000	335
Sakata Seed Corp.	10,300	333
Kenedix Inc.	73,400	332
Max Co. Ltd.	22,300	331
Toyobo Co. Ltd.	28,300	330
Fujikura Ltd.	111,600	328
Katitas Co. Ltd.	18,800	328
Takasago Thermal Engineering Co. Ltd.	20,800	328
Cosmo Energy Holdings Co. Ltd.	21,800	328
Showa Sangyo Co. Ltd.	10,900	326
NS Solutions Corp.	12,900	326
Nishi-Nippon Financial Holdings Inc.	55,500	324
Sangetsu Corp.	21,700	323
NEC Networks & System Integration Corp.	7,500	323
St. Marc Holdings Co. Ltd.	19,300	322
Nishimatsu Construction Co. Ltd.	17,000	322
Fuyo General Lease Co. Ltd.	6,400	320
Nissin Kogyo Co. Ltd.	15,400	320
Bank of Nagoya Ltd.	15,200	319

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	DMG Mori Co. Ltd.	31,100	318
*	Kobe Steel Ltd.	94,800	317
	Sanki Engineering Co. Ltd.	28,100	317
	San-In Godo Bank Ltd.	60,300	316
^	Benefit One Inc.	18,000	316
	Megmilk Snow Brand Co. Ltd.	13,800	315
	Kiyo Bank Ltd.	21,207	313
	Tsubaki Nakashima Co. Ltd.	44,400	312
	DCM Holdings Co. Ltd.	31,800	311
	Japan Lifeline Co. Ltd.	26,400	310
	KYORIN Holdings Inc.	14,900	310
	Nippon Light Metal Holdings Co. Ltd.	195,300	308
	Milbon Co. Ltd.	7,000	307
	Heiwa Corp.	18,200	306
	Fujitsu General Ltd.	18,500	306
	Topcon Corp.	37,300	306
	Elecom Co. Ltd.	7,700	304
	Heiwa Real Estate Co. Ltd.	11,200	301
	Daiseki Co. Ltd.	13,600	300
	Sanrio Co. Ltd.	19,892	295
	Internet Initiative Japan Inc.	8,600	294
	Japan Steel Works Ltd.	23,800	292
	Trusco Nakayama Corp.	13,500	292
	Kumagai Gumi Co. Ltd.	13,300	291
	Kanematsu Corp.	29,400	290
	Canon Marketing Japan Inc.	14,900	287
	Sumitomo Bakelite Co. Ltd.	11,100	287
	Joyful Honda Co. Ltd.	23,488	286
	77 Bank Ltd.	21,400	285
	Hokkoku Bank Ltd.	9,600	285
	Toshiba TEC Corp.	8,700	283
	cocokara fine Inc.	6,000	283
	Arata Corp.	6,800	281
	Hitachi Capital Corp.	14,500	280
	Nisshinbo Holdings Inc.	40,100	280
	Japan Elevator Service Holdings Co. Ltd.	10,900	277
	Citizen Watch Co. Ltd.	77,800	275
*	Kawasaki Kisen Kaisha Ltd.	27,899	274
	Earth Corp.	4,700	273
	Tadano Ltd.	35,700	272
	Shinko Electric Industries Co. Ltd.	21,800	272
	Mizuho Leasing Co. Ltd.	14,100	271
	Senko Group Holdings Co. Ltd.	33,200	271
	Kureha Corp.	6,700	270
	DTS Corp.	14,000	268
	Itoham Yonekyu Holdings Inc.	46,072	267
	Michinoku Bank Ltd.	26,200	267
	CKD Corp.	16,000	267
	Awa Bank Ltd.	12,200	265
	Toei Co. Ltd.	2,100	261
	Morita Holdings Corp.	16,900	260
	Fuji Seal International Inc.	14,900	259
	Takuma Co. Ltd.	23,800	257
	Nippon Flour Mills Co. Ltd.	16,200	255
	Okumura Corp.	11,900	254
	NTN Corp.	132,000	253
	Maxvalu Tokai Co. Ltd.	12,200	253
	Okinawa Electric Power Co. Inc.	13,821	252
	Macnica Fuji Electronics Holdings Inc.	18,500	252
	Life Corp.	8,100	252
	Chubu Shiryo Co. Ltd.	16,400	251
	Sumitomo Warehouse Co. Ltd.	22,000	251
	Tsubakimoto Chain Co.	10,700	251
	Oki Electric Industry Co. Ltd.	25,900	249

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Japan Material Co. Ltd.	17,200	249
	Okamoto Industries Inc.	6,200	249
	Maeda Road Construction Co. Ltd.	13,400	248
	ZERIA Pharmaceutical Co. Ltd.	12,700	247
	Ogaki Kyoritsu Bank Ltd.	12,000	245
	Nisshin Oillio Group Ltd.	7,400	243
	JINS Holdings Inc.	4,600	243
	EDION Corp.	27,900	243
^	Colowide Co. Ltd.	17,400	240
	Toyota Boshoku Corp.	19,100	238
	Valor Holdings Co. Ltd.	12,800	238
	TKC Corp.	4,800	237
	OBIC Business Consultants Co. Ltd.	5,300	237
	en-japan Inc.	10,700	236
	Tomy Co. Ltd.	29,100	235
	Kotobuki Spirits Co. Ltd.	6,000	234
	Prestige International Inc.	30,000	234
	MOS Food Services Inc.	9,300	234
	Kumiai Chemical Industry Co. Ltd.	28,963	234
	Kissei Pharmaceutical Co. Ltd.	9,848	234
	Totetsu Kogyo Co. Ltd.	9,000	233
	Matsui Securities Co. Ltd.	31,800	232
	Autobacs Seven Co. Ltd.	19,800	231
	Tokyo Dome Corp.	31,500	230
	Takara Standard Co. Ltd.	15,600	230
	BayCurrent Consulting Inc.	4,057	230
	Taiyo Holdings Co. Ltd.	5,600	229
	Arcs Co. Ltd.	12,200	229
	Fuji Soft Inc.	6,500	229
	Tocalo Co. Ltd.	23,200	228
	Raiznext Corp.	20,500	227
	Mandom Corp.	11,800	227
	Fujita Kanko Inc.	14,000	226
	San-A Co. Ltd.	5,600	226
	Yamazen Corp.	26,800	225
	Anicom Holdings Inc.	6,100	225
	Nippon Densetsu Kogyo Co. Ltd.	11,500	224
	KH Neochem Co. Ltd.	12,900	223
	San-Ai Oil Co. Ltd.	21,900	222
	Nichi-iko Pharmaceutical Co. Ltd.	16,950	220
	Maruha Nichiro Corp.	10,500	220
	Hogy Medical Co. Ltd.	7,000	219
	Saibu Gas Co. Ltd.	8,800	218
	Kato Sangyo Co. Ltd.	6,400	217
	Nomura Co. Ltd.	28,600	217
	Shinmaywa Industries Ltd.	21,100	214
	H2O Retailing Corp.	27,300	214
	Nachi-Fujikoshi Corp.	7,400	214
	Maruwa Unyu Kikan Co. Ltd.	7,332	214
	Kameda Seika Co. Ltd.	4,449	213
	Bank of Okinawa Ltd.	7,180	213
	Nanto Bank Ltd.	10,100	212
	Zojirushi Corp.	14,500	212
	Hokkaido Electric Power Co. Inc.	54,800	210
	Hanwa Co. Ltd.	13,200	210
	eGuarantee Inc.	11,900	209
	Funai Soken Holdings Inc.	9,750	208
	Japan Aviation Electronics Industry Ltd.	16,000	208
	Nichiha Corp.	11,300	206
	KAWADA TECHNOLOGIES Inc.	4,400	205
	Create SD Holdings Co. Ltd.	7,200	205
	Taihei Dengyo Kaisha Ltd.	10,000	205
*	Aiful Corp.	92,800	204
	Belc Co. Ltd.	3,500	204

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Orient Corp.	178,500	204
	Central Glass Co. Ltd.	11,900	204
	Suruga Bank Ltd.	58,500	203
	Sumitomo Mitsui Construction Co. Ltd.	49,120	203
	GungHo Online Entertainment Inc.	13,070	203
	Nagaileben Co. Ltd.	8,300	202
	Shizuoka Gas Co. Ltd.	22,500	202
	Yamato Kogyo Co. Ltd.	10,300	202
	Noevir Holdings Co. Ltd.	4,300	201
	Ryosan Co. Ltd.	9,200	201
	Juroku Bank Ltd.	11,400	200
	Japan Petroleum Exploration Co. Ltd.	11,600	199
	Toho Bank Ltd.	85,400	199
	Tokai Rika Co. Ltd.	15,600	199
	Toridoll Holdings Corp.	17,400	199
	FCC Co. Ltd.	13,900	198
	Kadokawa Corp.	13,736	197
	Argo Graphics Inc.	6,300	197
	Axial Retailing Inc.	5,199	197
	Mitsubishi Logisnext Co. Ltd.	21,200	197
	Ohsho Food Service Corp.	3,700	197
	Tokyo Steel Manufacturing Co. Ltd.	30,900	197
	Komeri Co. Ltd.	10,100	196
	Nippon Soda Co. Ltd.	7,600	195
	ASKUL Corp.	6,800	194
	Digital Arts Inc.	3,200	193
	Kyoritsu Maintenance Co. Ltd.	7,972	192
	Nissan Shatai Co. Ltd.	24,000	192
	Eizo Corp.	6,400	192
	Starts Corp. Inc.	9,900	192
	Ichibanya Co. Ltd.	4,600	191
	Shoei Co. Ltd.	10,000	190
	Kansai Mirai Financial Group Inc.	56,538	190
	Gunze Ltd.	5,600	190
	Meidensha Corp.	12,200	189
	Nojima Corp.	10,900	189
	Resorttrust Inc.	18,400	189
	Exedy Corp.	11,700	189
	Makino Milling Machine Co. Ltd.	6,600	188
	Atom Corp.	23,949	187
	Ehime Bank Ltd.	18,400	187
	Tri Chemical Laboratories Inc.	2,092	186
	Hyakugo Bank Ltd.	64,000	186
	Nippon Seiki Co. Ltd.	17,200	185
	Solasto Corp.	18,000	183
	Eiken Chemical Co. Ltd.	10,500	183
*	RENOVA Inc.	18,200	183
	Daihen Corp.	6,400	182
	BML Inc.	7,100	182
	Hitachi Zosen Corp.	55,000	182
	Fuji Kyuko Co. Ltd.	6,300	182
	Strike Co. Ltd.	4,443	180
	Kitz Corp.	29,200	179
	Torii Pharmaceutical Co. Ltd.	6,500	179
	Infocom Corp.	7,459	179
	Information Services International-Dentsu Ltd.	4,200	178
	Keiyo Bank Ltd.	36,500	178
	Fujimi Inc.	6,400	178
	Yokogawa Bridge Holdings Corp.	10,100	177
	Prima Meat Packers Ltd.	7,800	177
	Mitsubishi Pencil Co. Ltd.	14,100	176
	Transcosmos Inc.	8,800	176
	Raito Kogyo Co. Ltd.	14,100	175
	Sekisui Jushi Corp.	8,600	175

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Shima Seiki Manufacturing Ltd.	11,600	175
	Kohnan Shoji Co. Ltd.	7,500	174
*	Descente Ltd.	13,000	173
	Kanamoto Co. Ltd.	8,900	173
	SKY Perfect JSAT Holdings Inc.	45,600	171
	Vital KSK Holdings Inc.	16,900	171
	Sanken Electric Co. Ltd.	8,200	171
	Sanyo Shokai Ltd.	20,400	170
	Chudenko Corp.	8,400	170
	Ai Holdings Corp.	13,700	169
	Okamura Corp.	23,400	169
	Kintetsu World Express Inc.	11,600	169
	Seiren Co. Ltd.	14,200	168
*	Leopalace21 Corp.	75,300	167
	Towa Pharmaceutical Co. Ltd.	8,100	167
	Sanyo Denki Co. Ltd.	3,800	167
	Aeon Delight Co. Ltd.	5,800	166
	Trancom Co. Ltd.	2,500	166
	ARTERIA Networks Corp.	8,300	165
*	Optim Corp.	8,298	164
	Yuasa Trading Co. Ltd.	6,100	164
	Heiwado Co. Ltd.	9,600	164
	Royal Holdings Co. Ltd.	9,900	163
	Ichigo Inc.	63,600	163
	NichiiGakkan Co. Ltd.	16,200	163
	Iriso Electronics Co. Ltd.	5,800	162
	Nikkiso Co. Ltd.	20,700	161
	KOMEDA Holdings Co. Ltd.	10,600	161
	Teikoku Sen-I Co. Ltd.	7,900	161
	Giken Ltd.	4,400	161
	Rorze Corp.	3,900	160
	Tokai Corp.	6,200	160
	Sakata INX Corp.	17,900	160
	UACJ Corp.	9,800	160
	Japan Wool Textile Co. Ltd.	18,200	160
	Noritz Corp.	14,300	159
	KFC Holdings Japan Ltd.	6,600	159
	T-Gaia Corp.	8,000	159
^	Kura Sushi Inc.	4,100	159
	Fukushima Galilei Co. Ltd.	5,400	159
	United Super Markets Holdings Inc.	16,160	159
	Okasan Securities Group Inc.	52,400	158
	S Foods Inc.	7,500	158
	Tokyotokeiba Co. Ltd.	4,800	158
	Sakai Moving Service Co. Ltd.	3,000	158
	Create Restaurants Holdings Inc.	28,600	158
	Comture Corp.	7,800	157
	Saizeriya Co. Ltd.	7,900	157
^	Miroku Jyoho Service Co. Ltd.	6,200	156
	Sato Holdings Corp.	7,600	156
	Chugoku Marine Paints Ltd.	20,400	156
	Optex Group Co. Ltd.	13,600	155
	Tsurumi Manufacturing Co. Ltd.	8,800	154
	Hokuetsu Corp.	38,700	153
	Nippon Signal Company Ltd.	16,400	152
	Teikoku Electric Manufacturing Co. Ltd.	12,400	152
	Tamura Corp.	37,000	152
	Zuken Inc.	6,700	151
	Tokushu Tokai Paper Co. Ltd.	4,000	151
	TOMONY Holdings Inc.	44,900	150
	Topre Corp.	13,000	150
	Tsukishima Kikai Co. Ltd.	13,300	150
	Round One Corp.	18,200	149
	Outsourcing Inc.	31,500	149

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Wacom Co. Ltd.	42,600	148
	Shibuya Corp.	6,000	148
	eRex Co. Ltd.	10,600	148
	HIS Co. Ltd.	11,200	147
	S-Pool Inc.	21,565	147
	Adastria Co. Ltd.	10,640	147
	Idec Corp.	10,000	146
^	DyDo Group Holdings Inc.	3,700	146
	Japan Pulp & Paper Co. Ltd.	4,400	146
	Yellow Hat Ltd.	10,500	146
	Sinfonia Technology Co. Ltd.	15,400	146
	Shibaura Machine Co. Ltd.	7,400	146
	Nitta Corp.	8,100	145
	Nippon Steel Trading Corp.	4,600	145
	Hamakyorex Co. Ltd.	5,300	145
	Relia Inc.	13,700	144
	Kurabo Industries Ltd.	6,300	144
	Tokyo Broadcasting System Holdings Inc.	9,300	144
	Tokyu Construction Co. Ltd.	27,800	144
	Yodogawa Steel Works Ltd.	9,100	143
	Musashi Seimitsu Industry Co. Ltd.	17,600	142
^	COLOPL Inc.	17,400	142
	Fuso Chemical Co. Ltd.	4,800	142
	Nissin Electric Co. Ltd.	15,300	142
	Daiichi Jitsugyo Co. Ltd.	4,200	142
	JCU Corp.	6,000	140
	Doutor Nichires Holdings Co. Ltd.	9,200	139
	Mizuno Corp.	8,000	139
	Nippon Road Co. Ltd.	2,300	139
*	euglena Co. Ltd.	24,300	138
	Aichi Bank Ltd.	4,700	137
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	137
	Uchida Yoko Co. Ltd.	3,100	136
^,*	I’ll Inc.	8,400	136
	Plenus Co. Ltd.	8,300	136
	Kaga Electronics Co. Ltd.	7,500	136
	Yokowo Co. Ltd.	5,995	135
	North Pacific Bank Ltd.	75,300	135
	Senshu Ikeda Holdings Inc.	86,400	135
	Ringer Hut Co. Ltd.	6,700	134
	Toyo Construction Co. Ltd.	33,600	134
	SB Technology Corp.	5,400	134
	Sanyo Chemical Industries Ltd.	3,400	134
	Shinko Shoji Co. Ltd.	16,600	134
	Tokai Tokyo Financial Holdings Inc.	62,800	133
	Fujicco Co. Ltd.	7,400	133
	Monogatari Corp.	2,236	133
	Hokuto Corp.	7,400	133
	Osaka Soda Co. Ltd.	5,800	132
	Takeuchi Manufacturing Co. Ltd.	9,200	132
	IR Japan Holdings Ltd.	2,200	132
*	Mitsui E&S Holdings Co. Ltd.	23,300	132
	Taki Chemical Co. Ltd.	2,700	132
	Kisoji Co. Ltd.	6,000	132
	Shimizu Bank Ltd.	7,800	132
	Chukyo Bank Ltd.	6,700	131
	Nichicon Corp.	19,800	130
^,*	Token Corp.	1,900	130
	Bell System24 Holdings Inc.	11,000	130
	Tsugami Corp.	15,000	130
	Piolax Inc.	8,700	130
	Nippon Carbon Co. Ltd.	4,200	129
	Inabata & Co. Ltd.	11,600	129
	Hirata Corp.	2,680	129

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Japan Securities Finance Co. Ltd.	27,300	128
	Yondoshi Holdings Inc.	7,900	128
	Pressance Corp.	12,500	128
	Cybozu Inc.	6,600	128
	Yokohama Reito Co. Ltd.	15,100	127
	Maeda Kosen Co. Ltd.	6,600	127
	METAWATER Co. Ltd.	3,200	127
	Musashino Bank Ltd.	10,100	127
	Riken Keiki Co. Ltd.	6,600	127
	Aida Engineering Ltd.	18,500	127
	Mitsubishi Shokuhin Co. Ltd.	5,000	126
^,*	BrainPad Inc.	2,570	126
	Daiho Corp.	6,000	126
	Shin-Etsu Polymer Co. Ltd.	16,100	126
	ASKA Pharmaceutical Co. Ltd.	12,100	125
	Miyazaki Bank Ltd.	5,800	125
	Mitsuuroko Group Holdings Co. Ltd.	12,100	125
	SAMTY Co. Ltd.	9,600	124
	Restar Holdings Corp.	7,700	124
	Marudai Food Co. Ltd.	6,800	124
	Shoei Foods Corp.	3,400	124
	Fujimori Kogyo Co. Ltd.	4,200	124
	Wakita & Co. Ltd.	13,400	123
	Fuji Media Holdings Inc.	12,400	123
	Hosiden Corp.	14,400	123
	Seiko Holdings Corp.	7,400	123
	Keihanshin Building Co. Ltd.	9,500	123
*	M&A Capital Partners Co. Ltd.	4,400	122
	Oiles Corp.	9,460	122
^	Broadleaf Co. Ltd.	26,400	122
	Taiko Pharmaceutical Co. Ltd.	7,957	122
	Seikagaku Corp.	12,300	122
	Geo Holdings Corp.	9,300	122
	Nippon Kanzai Co. Ltd.	7,100	121
	Nishimatsuya Chain Co. Ltd.	15,200	120
	Joshin Denki Co. Ltd.	6,200	120
	ESPEC Corp.	7,500	120
	Aoyama Trading Co. Ltd.	14,200	120
	Sanshin Electronics Co. Ltd.	8,600	120
	Okuwa Co. Ltd.	8,800	120
	Nitto Kogyo Corp.	7,100	120
	Bank of Iwate Ltd.	5,100	119
*	KYB Corp.	5,900	119
	United Arrows Ltd.	7,600	118
	Daito Pharmaceutical Co. Ltd.	3,500	118
	EPS Holdings Inc.	11,300	118
	Konoike Transport Co. Ltd.	10,900	118
	Dip Corp.	5,500	117
	Maruzen Showa Unyu Co. Ltd.	5,000	117
	Fukui Bank Ltd.	8,000	117
	Ricoh Leasing Co. Ltd.	4,400	117
	Pacific Industrial Co. Ltd.	13,800	117
	Kappa Create Co. Ltd.	9,500	117
	Unipres Corp.	13,300	117
	T Hasegawa Co. Ltd.	5,800	116
	Chofu Seisakusho Co. Ltd.	5,300	116
	Nippon Yakin Kogyo Co. Ltd.	7,549	116
	Bank of the Ryukyus Ltd.	12,400	116
	Bunka Shutter Co. Ltd.	15,800	115
	Toppan Forms Co. Ltd.	13,100	115
	Noritake Co. Ltd.	3,500	115
	Gree Inc.	29,100	114
	France Bed Holdings Co. Ltd.	14,000	114
	Pack Corp.	3,600	114

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Future Corp.	8,600	114
	Computer Engineering & Consulting Ltd.	7,426	114
	Itochu Enex Co. Ltd.	15,300	114
	Monex Group Inc.	57,900	113
	Goldcrest Co. Ltd.	7,500	113
	Nagatanien Holdings Co. Ltd.	5,500	113
*	Intage Holdings Inc.	15,800	113
	Shikoku Chemicals Corp.	11,100	113
	Dai-Dan Co. Ltd.	4,500	113
	Mars Group Holdings Corp.	7,200	112
	Key Coffee Inc.	5,400	112
	Tamron Co. Ltd.	6,700	111
	Optorun Co. Ltd.	4,100	111
	TPR Co. Ltd.	9,500	111
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	111
	Modec Inc.	7,800	111
	Starzen Co. Ltd.	2,700	110
	Sintokogio Ltd.	15,900	110
	Avex Inc.	14,500	110
	Riken Vitamin Co. Ltd.	5,700	110
	Pacific Metals Co. Ltd.	7,100	109
	Toenec Corp.	3,600	109
^	Kitanotatsujin Corp.	22,900	109
	Nippon Koei Co. Ltd.	3,800	109
*	Change Inc.	2,800	108
	Furukawa Co. Ltd.	10,600	108
	Hioki EE Corp.	3,800	108
	San ju San Financial Group Inc.	7,580	108
	JM Holdings Co. Ltd.	4,400	108
	Nishio Rent All Co. Ltd.	5,200	107
	Daibiru Corp.	11,700	107
	J-Oil Mills Inc.	2,800	107
	Daiwa Industries Ltd.	12,400	106
	Onward Holdings Co. Ltd.	34,000	106
	Anest Iwata Corp.	13,700	106
	Tayca Corp.	7,561	106
	Tenma Corp.	7,300	105
	Press Kogyo Co. Ltd.	42,700	105
	Jimoto Holdings Inc.	117,500	105
	Rheon Automatic Machinery Co. Ltd.	9,280	105
	Riso Kagaku Corp.	7,800	105
	Doshisha Co. Ltd.	8,500	105
	Tsukui Corp.	25,500	104
	Zenrin Co. Ltd.	9,850	104
	Fuji Co. Ltd.	6,500	104
*	Nippon Sheet Glass Co. Ltd.	32,774	104
	Shimojima Co. Ltd.	9,000	104
	Aruhi Corp.	8,956	104
	Towa Corp.	11,951	103
	Alconix Corp.	10,019	103
^,*	Chiyoda Corp.	45,400	102
	FULLCAST Holdings Co. Ltd.	8,066	102
	Matsuda Sangyo Co. Ltd.	8,300	102
	Denki Kogyo Co. Ltd.	4,400	102
	Maezawa Kyuso Industries Co. Ltd.	5,500	101
	Okabe Co. Ltd.	14,400	101
	Nohmi Bosai Ltd.	5,000	101
	Tachi-S Co. Ltd.	11,500	101
	LIXIL VIVA Corp.	5,900	100
	Kyodo Printing Co. Ltd.	3,900	100
	Maxell Holdings Ltd.	10,900	100
	Sanyo Electric Railway Co. Ltd.	5,081	100
	Mitsui Sugar Co. Ltd.	5,000	100
	Tanseisha Co. Ltd.	15,500	99

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Star Micronics Co. Ltd.	9,000	99
	LEC Inc.	9,000	99
	Tosei Corp.	10,200	99
	Fujibo Holdings Inc.	3,700	99
	Kita-Nippon Bank Ltd.	5,500	99
	Gakken Holdings Co. Ltd.	6,000	99
	ValueCommerce Co. Ltd.	4,800	98
	Yorozu Corp.	9,300	98
	PAL GROUP Holdings Co. Ltd.	8,400	98
	Katakura Industries Co. Ltd.	10,200	98
	Nippon Ceramic Co. Ltd.	5,300	98
	Megachips Corp.	6,500	98
	Oita Bank Ltd.	4,900	98
	SWCC Showa Holdings Co. Ltd.	9,500	97
	Dexerials Corp.	14,800	97
	Ines Corp.	7,400	97
^	Rock Field Co. Ltd.	8,000	97
	Ryobi Ltd.	8,200	97
	Ryoyo Electro Corp.	4,300	97
	TV Asahi Holdings Corp.	6,500	96
	Valqua Ltd.	5,800	96
	Denyo Co. Ltd.	5,100	96
	Organo Corp.	1,800	96
	Kanto Denka Kogyo Co. Ltd.	12,000	95
	Maezawa Kasei Industries Co. Ltd.	9,500	95
	Nippon Television Holdings Inc.	8,500	95
	Cawachi Ltd.	4,000	95
	Fuso Pharmaceutical Industries Ltd.	4,700	94
	Siix Corp.	11,600	94
	Zuiko Corp.	2,300	94
	Godo Steel Ltd.	5,000	94
	Yamanashi Chuo Bank Ltd.	12,600	94
	Space Value Holdings Co. Ltd.	29,300	92
	Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	92
	Mitsui-Soko Holdings Co. Ltd.	6,800	92
	Kenko Mayonnaise Co. Ltd.	5,000	92
*	Nippon Denko Co. Ltd.	66,600	92
	Konishi Co. Ltd.	7,000	92
	Meisei Industrial Co. Ltd.	12,500	91
	Mitsui High-Tec Inc.	8,100	91
	Obara Group Inc.	3,500	91
	MCJ Co. Ltd.	13,600	90
	V Technology Co. Ltd.	2,600	90
	Fujikura Kasei Co. Ltd.	19,400	89
	Mitsuboshi Belting Ltd.	6,500	89
	Studio Alice Co. Ltd.	6,600	89
	Hisaka Works Ltd.	12,900	88
	Aichi Steel Corp.	3,300	88
	Itochu-Shokuhin Co. Ltd.	2,000	88
	FIDEA Holdings Co. Ltd.	87,900	88
	Arcland Sakamoto Co. Ltd.	9,200	88
	Arakawa Chemical Industries Ltd.	7,400	88
	Noritsu Koki Co. Ltd.	7,600	88
	Hibiya Engineering Ltd.	5,100	88
	Inageya Co. Ltd.	5,447	87
	Riso Kyoiku Co. Ltd.	36,600	87
	Daido Metal Co. Ltd.	17,300	86
	Sodick Co. Ltd.	12,500	86
	SRA Holdings	4,300	86
	Central Security Patrols Co. Ltd.	2,119	86
	Komori Corp.	12,200	86
	Riken Corp.	3,200	85
	K&O Energy Group Inc.	5,800	85
	Takara Leben Co. Ltd.	26,000	85

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Poletowin Pitcrew Holdings Inc.	10,300	85
	Kanematsu Electronics Ltd.	2,500	85
	TOC Co. Ltd.	13,600	84
^	Nextage Co. Ltd.	12,500	84
	Tachibana Eletech Co. Ltd.	6,100	84
	Kyokuyo Co. Ltd.	3,500	84
	Mimasu Semiconductor Industry Co. Ltd.	4,300	83
	Takasago International Corp.	3,900	83
	Yamagata Bank Ltd.	7,000	83
	Toyo Tanso Co. Ltd.	6,000	82
	Sumitomo Seika Chemicals Co. Ltd.	3,000	82
	Rokko Butter Co. Ltd.	6,200	82
	Advan Co. Ltd.	8,200	82
	Nichiden Corp.	4,300	82
	Nissha Co. Ltd.	11,100	81
	EM Systems Co. Ltd.	11,000	81
	Fujiya Co. Ltd.	4,300	81
	YAMABIKO Corp.	10,400	80
	Taisei Lamick Co. Ltd.	3,300	80
	Sinko Industries Ltd.	6,159	80
	TechMatrix Corp.	3,200	80
	Sanei Architecture Planning Co. Ltd.	7,200	80
	Futaba Industrial Co. Ltd.	16,800	80
*	Raksul Inc.	3,500	80
^,*	Japan Display Inc.	196,500	79
	Iino Kaiun Kaisha Ltd.	26,500	79
	Tonami Holdings Co. Ltd.	1,600	79
	Bank of Saga Ltd.	7,600	79
	Roland DG Corp.	6,400	79
	Nitto Kohki Co. Ltd.	4,500	78
	Futaba Corp.	8,400	78
	Bando Chemical Industries Ltd.	13,100	78
	Hokkan Holdings Ltd.	5,500	78
	Hodogaya Chemical Co. Ltd.	2,400	78
*	COOKPAD Inc.	25,400	77
	Tekken Corp.	3,900	77
^	Yamashin-Filter Corp.	9,851	77
	Nichiban Co. Ltd.	5,500	77
	Financial Products Group Co. Ltd.	16,200	77
	Shin Nippon Air Technologies Co. Ltd.	3,700	77
	G-Tekt Corp.	7,500	77
	Matsuya Co. Ltd.	13,300	77
	Icom Inc.	3,100	76
	Hoosiers Holdings	13,500	76
	Fujio Food System Co. Ltd.	6,200	76
	Tokyo Kiraboshi Financial Group Inc.	7,749	75
	Achilles Corp.	5,100	75
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	75
	Ichikoh Industries Ltd.	17,000	75
	TSI Holdings Co. Ltd.	19,400	75
	Komatsu Matere Co. Ltd.	10,700	75
	Mitsubishi Research Institute Inc.	2,200	75
^	Sagami Holdings Corp.	6,500	75
	SBS Holdings Inc.	4,400	74
	Sakai Chemical Industry Co. Ltd.	4,400	74
	Kyoei Steel Ltd.	5,800	74
	Kamei Corp.	7,500	73
	Paris Miki Holdings Inc.	29,600	73
	Elan Corp.	4,600	73
	Dai Nippon Toryo Co. Ltd.	8,500	73
	Toa Corp.	5,500	72
	Sourcenext Corp.	24,700	72
	ES-Con Japan Ltd.	10,700	72
	Nippon Prologis REIT Inc.	26	72

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Corona Corp. Class A	8,100	72
	Kyosan Electric Manufacturing Co. Ltd.	15,000	71
	Osaka Steel Co. Ltd.	6,500	71
	YAKUODO Holdings Co. Ltd.	3,000	71
	Mie Kotsu Group Holdings Inc.	15,900	71
	Sumitomo Densetsu Co. Ltd.	3,400	71
	Toa Corp. (XTKS)	10,600	70
	Kanaden Corp.	6,100	70
	Media Do Holdings Co. Ltd.	1,830	70
	Kitano Construction Corp.	2,900	70
	Japan Transcity Corp.	15,200	69
	Shibusawa Warehouse Co. Ltd.	3,300	69
	Nihon Nohyaku Co. Ltd.	17,100	68
	Akita Bank Ltd.	5,100	68
	NS United Kaiun Kaisha Ltd.	5,100	68
^	PIA Corp.	2,500	68
	Sankyo Tateyama Inc.	8,200	68
	Shikoku Bank Ltd.	8,700	68
	Sun Frontier Fudousan Co. Ltd.	8,500	68
	OSJB Holdings Corp.	31,300	67
	Enplas Corp.	3,200	67
	JVCKenwood Corp.	42,200	67
	Krosaki Harima Corp.	1,900	67
	Tv Tokyo Holdings Corp.	3,000	67
*	Curves Holdings Co. Ltd.	13,904	67
	Pasona Group Inc.	6,700	67
	Fixstars Corp.	6,600	66
	OPT Holding Inc.	4,895	66
	Takamatsu Construction Group Co. Ltd.	3,200	66
	Hochiki Corp.	5,000	66
	GCA Corp.	10,800	65
	Kurimoto Ltd.	3,900	65
	World Co. Ltd.	5,500	65
	LIFULL Co. Ltd.	21,100	64
	Moriroku Holdings Co. Ltd.	4,700	64
*	Vision Inc.	9,300	64
	Toyo Kanetsu KK	3,600	64
	Hosokawa Micron Corp.	1,400	64
	Daikyonishikawa Corp.	12,800	63
	Canon Electronics Inc.	4,300	63
	Kojima Co. Ltd.	17,300	63
	Neturen Co. Ltd.	11,600	63
	Toyo Corp.	6,600	63
	Osaki Electric Co. Ltd.	13,000	62
	Ishihara Sangyo Kaisha Ltd.	10,500	62
	Amuse Inc.	3,000	62
	Riken Technos Corp.	15,200	62
	Eagle Industry Co. Ltd.	9,900	62
	Genky DrugStores Co. Ltd.	2,700	62
	Sinanen Holdings Co. Ltd.	2,400	61
	Insource Co. Ltd.	2,800	61
	Marusan Securities Co. Ltd.	16,100	61
	Xebio Holdings Co. Ltd.	7,400	61
	Matsuyafoods Holdings Co. Ltd.	1,700	61
	Meiko Network Japan Co. Ltd.	8,400	61
	Foster Electric Co. Ltd.	5,600	61
	Keiyo Co. Ltd.	11,400	61
	Kamakura Shinsho Ltd.	6,100	61
	Yahagi Construction Co. Ltd.	8,200	61
	Daiwa House REIT Investment Corp.	25	60
	Koshidaka Holdings Co. Ltd.	13,904	60
	Nihon Tokushu Toryo Co. Ltd.	7,500	60
	Qol Holdings Co. Ltd.	5,400	60
	Shinwa Co. Ltd.	3,600	60

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Atrae Inc.	2,500	59
	JDC Corp.	12,200	59
	Sanyo Special Steel Co. Ltd.	6,800	59
*	RPA Holdings Inc.	8,948	59
	Feed One Co. Ltd.	37,900	59
	Fukui Computer Holdings Inc.	2,200	59
	Fujitsu Frontech Ltd.	5,900	59
	Alpha Systems Inc.	2,000	59
	Juki Corp.	10,700	59
	Chiyoda Integre Co. Ltd.	3,600	59
	Topy Industries Ltd.	5,000	58
	Nissin Sugar Co. Ltd.	3,300	58
	Towa Bank Ltd.	9,400	58
	Weathernews Inc.	1,700	58
	VT Holdings Co. Ltd.	21,100	58
	Takamiya Co. Ltd.	14,800	58
	Japan Medical Dynamic Marketing Inc.	3,957	58
	FAN Communications Inc.	13,700	58
	Mitsui Matsushima Holdings Co. Ltd.	7,400	57
	IDOM Inc.	14,300	57
	Sparx Group Co. Ltd.	35,700	57
	Kourakuen Holdings Corp.	4,200	57
	Stella Chemifa Corp.	2,600	57
	G-7 Holdings Inc.	2,600	56
	Macromill Inc.	8,900	56
	ST Corp.	4,000	56
	Oyo Corp.	4,800	56
	Fuji Pharma Co. Ltd.	5,200	56
	Asahi Diamond Industrial Co. Ltd.	12,600	56
	Nissin Corp.	3,800	56
	Sanoh Industrial Co. Ltd.	8,600	56
	Belluna Co. Ltd.	11,900	56
	Chiyoda Co. Ltd.	5,800	56
	Shindengen Electric Manufacturing Co. Ltd.	2,400	55
	Sac’s Bar Holdings Inc.	10,700	55
*	FDK Corp.	11,600	55
	Kansai Super Market Ltd.	5,200	55
	CI Takiron Corp.	10,000	54
	Yushin Precision Equipment Co. Ltd.	8,800	54
*	KLab Inc.	8,000	54
	Hokkaido Gas Co. Ltd.	3,700	54
	Nissei ASB Machine Co. Ltd.	2,000	54
	Daiken Corp.	3,600	54
	AOKI Holdings Inc.	8,800	53
	Koa Corp.	6,400	53
	ASAHI YUKIZAI Corp.	4,400	53
	Nippon Parking Development Co. Ltd.	43,500	53
	Daisyo Corp.	4,700	52
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	52
	Nippon Thompson Co. Ltd.	15,000	52
	Industrial & Infrastructure Fund Investment Corp.	37	52
	Itoki Corp.	17,000	51
	Onoken Co. Ltd.	4,800	51
	Link And Motivation Inc.	15,500	51
	Union Tool Co.	2,000	51
	Tokyo Electron Device Ltd.	2,000	51
	Halows Co. Ltd.	1,800	50
	Hakuto Co. Ltd.	5,492	50
	PC Depot Corp.	9,920	50
	Sankyo Seiko Co. Ltd.	11,500	50
	Kasai Kogyo Co. Ltd.	10,600	49
	JAC Recruitment Co. Ltd.	4,700	49
	Ohara Inc.	5,800	49
*	Unitika Ltd.	16,400	49

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	World Holdings Co. Ltd.	3,700	49
	Nittetsu Mining Co. Ltd.	1,200	49
	Iseki & Co. Ltd.	4,400	48
	RS Technologies Co. Ltd.	2,000	48
	Koatsu Gas Kogyo Co. Ltd.	7,000	48
	Tochigi Bank Ltd.	33,000	48
	ZIGExN Co. Ltd.	16,200	47
	Elematec Corp.	6,200	47
	Torishima Pump Manufacturing Co. Ltd.	6,900	47
	Tosho Co. Ltd.	5,200	47
	Micronics Japan Co. Ltd.	5,800	46
	Fukuda Corp.	1,200	46
	Alpen Co. Ltd.	3,000	46
	BRONCO BILLY Co. Ltd.	2,400	46
	Tsukuba Bank Ltd.	28,800	46
	Asahi Co. Ltd.	3,800	46
	SMK Corp.	1,900	45
	NEC Capital Solutions Ltd.	2,600	45
	CAC Holdings Corp.	4,500	45
^	YA-MAN Ltd.	7,100	45
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	45
	CMIC Holdings Co. Ltd.	3,100	45
	CONEXIO Corp.	3,300	44
	Daikoku Denki Co. Ltd.	4,100	44
	Happinet Corp.	4,500	44
	Artnature Inc.	7,000	44
	Sumida Corp.	6,634	43
	Ryoden Corp.	3,500	43
	Nihon Chouzai Co. Ltd.	2,600	43
	Wowow Inc.	1,800	43
*	Open Door Inc.	4,800	43
	Hito Communications Holdings Inc.	4,700	42
	Aisan Industry Co. Ltd.	7,900	42
	Melco Holdings Inc.	1,800	42
	Takaoka Toko Co. Ltd.	4,800	41
	Toho Titanium Co. Ltd.	7,300	41
	WATAMI Co. Ltd.	4,300	41
	Kintetsu Department Store Co. Ltd.	1,700	41
	Tokyo Energy & Systems Inc.	6,000	41
*	Akebono Brake Industry Co. Ltd.	21,900	40
	CTS Co. Ltd.	7,179	40
	Ichiyoshi Securities Co. Ltd.	9,400	39
	Yurtec Corp.	7,000	39
	Dai-ichi Seiko Co. Ltd.	1,800	38
	Pronexus Inc.	3,800	38
	Gun-Ei Chemical Industry Co. Ltd.	1,600	38
	Furuno Electric Co. Ltd.	5,100	38
	Marvelous Inc.	7,600	38
^	J Trust Co. Ltd.	19,500	38
	Yushiro Chemical Industry Co. Ltd.	3,558	38
	Cosel Co. Ltd.	4,500	38
^	Shin Nippon Biomedical Laboratories Ltd.	6,500	38
	Chuetsu Pulp & Paper Co. Ltd.	3,000	38
	Aichi Corp.	5,600	38
	Akatsuki Inc.	1,000	37
	CMK Corp.	9,600	37
	Shinnihon Corp.	5,200	37
	Daikokutenbussan Co. Ltd.	900	37
	Kitagawa Corp.	2,600	37
*	Mitsuba Corp.	8,700	37
^	Tokyo Individualized Educational Institute Inc.	7,200	36
*	Gunosy Inc.	4,500	36
	Central Sports Co. Ltd.	1,750	36
	MTI Ltd.	7,000	36

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Ministop Co. Ltd.	2,600	36
*	OSAKA Titanium Technologies Co. Ltd.	4,100	36
	Tsutsumi Jewelry Co. Ltd.	2,300	36
	Chuo Spring Co. Ltd.	1,400	35
	Yomiuri Land Co. Ltd.	1,100	35
	BeNEXT Group Inc.	5,600	35
	Okura Industrial Co. Ltd.	2,400	35
*	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	34
	Tomoku Co. Ltd.	2,400	34
	Aeon Fantasy Co. Ltd.	2,200	34
	Toyo Ink SC Holdings Co. Ltd.	1,800	34
	Toli Corp.	14,300	34
	GLOBERIDE Inc.	1,900	34
	Fudo Tetra Corp.	2,680	33
	Seika Corp.	3,200	33
	Nippon Chemi-Con Corp.	2,900	33
	Nisso Corp.	7,200	32
*	Laox Co. Ltd.	23,300	32
	CHIMNEY Co. Ltd.	2,100	32
	Sumitomo Riko Co. Ltd.	5,900	32
	Yonex Co. Ltd.	7,200	31
	Proto Corp.	3,500	31
	Sekisui Plastics Co. Ltd.	5,500	31
*	Nippon Sharyo Ltd.	1,200	31
	Kyokuto Securities Co. Ltd.	6,700	31
	Mitsubishi Paper Mills Ltd.	8,500	30
	Tokyo Rakutenchi Co. Ltd.	800	30
	Chori Co. Ltd.	1,900	30
	JSP Corp.	2,300	30
	Toa Oil Co. Ltd.	1,800	30
	Toho Co. Ltd.	1,800	29
*	Toyo Engineering Corp.	8,200	29
	Fuji Oil Co. Ltd.	16,300	28
	Gurunavi Inc.	5,200	28
*	Medical Data Vision Co. Ltd.	3,800	27
*	W-Scope Corp.	8,000	26
	Gecoss Corp.	3,200	26
	Jamco Corp.	4,200	26
	Kato Works Co. Ltd.	2,200	25
^,*	Right On Co. Ltd.	5,700	25
	Honeys Holdings Co. Ltd.	2,460	25
	WDB Holdings Co. Ltd.	1,040	24
	Aiphone Co. Ltd.	1,700	24
	Cleanup Corp.	5,000	24
	Mitsui Fudosan Logistics Park Inc.	6	24
*	Funai Electric Co. Ltd.	5,700	24
*	Istyle Inc.	10,400	23
*	Tokyo Rope Manufacturing Co. Ltd.	4,600	23
	Nihon Trim Co. Ltd.	800	23
*	Vector Inc.	3,400	22
	Taiho Kogyo Co. Ltd.	4,500	22
	Airport Facilities Co. Ltd.	5,400	22
^,*	KNT-CT Holdings Co. Ltd.	2,500	21
	Namura Shipbuilding Co. Ltd.	10,900	19
	Nakayama Steel Works Ltd.	5,000	18
	Japan Best Rescue System Co. Ltd.	2,455	17
	Inaba Seisakusho Co. Ltd.	1,300	16
	Ateam Inc.	2,400	16
	Nippon Coke & Engineering Co. Ltd.	28,400	15
	Japan Cash Machine Co. Ltd.	2,400	12
	Takihyo Co. Ltd.	800	12
	Pepper Food Service Co. Ltd.	2,507	11
	Linical Co. Ltd.	1,300	11
	Chiba Kogyo Bank Ltd.	4,800	10

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	JP-Holdings Inc.	4,100	10
	Airtrip Corp.	725	7
	Sumitomo Precision Products Co. Ltd.	300	6
*	Sanden Holdings Corp.	1,200	4
*	Tateru Inc.	800	1
			1,327,639
Kuwait (0.1%)
	National Bank of Kuwait SAKP	2,258,545	5,416
	Kuwait Finance House KSCP	1,396,793	2,677
	Mobile Telecommunications Co. KSC	767,489	1,311
	Ahli United Bank BSC	1,949,361	1,231
*	Agility Public Warehousing Co. KSC	306,924	635
	Boubyan Bank KSCP	330,516	532
	Gulf Bank KSCP	596,345	416
*	Mabanee Co. SAK	173,069	353
*	Humansoft Holding Co. KSC	29,876	276
	Boubyan Petrochemicals Co. KSCP	131,961	214
*	Warba Bank KSCP	305,706	208
	Kuwait Projects Co. Holding KSCP	352,864	195
	Burgan Bank SAK	221,309	148
	National Industries Group Holding SAK	266,989	147
*	Kuwait International Bank KSCP	214,350	126
	Integrated Holding Co. KCSC	64,389	87
	Mezzan Holding Co. KSCC	45,425	86
*	Alimtiaz Investment Group KSC	142,055	38
			14,096
Luxembourg (0.0%)
	Tenaris SA ADR	37,547	514

Malaysia (0.3%)
	Public Bank Bhd. (Local)	1,104,046	4,196
	Tenaga Nasional Bhd.	1,380,874	3,910
	Malayan Banking Bhd.	2,101,281	3,688
	CIMB Group Holdings Bhd.	2,509,852	2,007
	Sime Darby Plantation Bhd.	1,267,275	1,454
	RHB Bank Bhd.	1,300,750	1,431
	Axiata Group Bhd.	1,569,551	1,431
	DiGi.Com Bhd.	1,279,800	1,375
	Petronas Chemicals Group Bhd.	1,024,989	1,327
	IHH Healthcare Bhd.	1,064,020	1,295
	Maxis Bhd.	1,005,000	1,277
	Dialog Group Bhd.	1,630,748	1,259
	IOI Corp. Bhd.	1,195,540	1,126
	Top Glove Corp. Bhd.	612,200	1,032
	MISC Bhd.	497,756	908
	PPB Group Bhd.	237,240	904
	Hartalega Holdings Bhd.	507,800	897
	Kuala Lumpur Kepong Bhd.	167,800	815
	Genting Bhd.	786,600	761
	Nestle Malaysia Bhd.	22,700	739
	Petronas Gas Bhd.	200,100	715
	Hong Leong Bank Bhd.	223,000	688
	Petronas Dagangan Bhd.	133,200	628
	Gamuda Bhd.	819,200	611
	Press Metal Aluminium Holdings Bhd.	624,280	568
	Sime Darby Bhd.	1,180,575	547
	Genting Malaysia Bhd.	888,300	488
	AMMB Holdings Bhd.	676,400	467
	HAP Seng Consolidated Bhd.	262,000	447
	IJM Corp. Bhd.	1,121,820	431
	QL Resources Bhd.	223,660	423
	Telekom Malaysia Bhd.	440,100	411
	Malaysia Airports Holdings Bhd.	297,600	362
	Genting Plantations Bhd.	153,200	339

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Kossan Rubber Industries Bhd.	238,600	311
	Carlsberg Brewery Malaysia Bhd.	48,500	309
	Fraser & Neave Holdings Bhd.	40,700	299
	Pentamaster Corp. Bhd.	309,300	298
	Hong Leong Financial Group Bhd.	95,942	292
	Westports Holdings Bhd.	336,100	287
	Bursa Malaysia Bhd.	201,650	278
	TIME dotCom Bhd.	120,400	274
	Alliance Bank Malaysia Bhd.	571,200	258
	YTL Corp. Bhd.	1,442,335	255
	Sunway REIT	687,800	251
	Sunway Bhd.	603,116	219
	My EG Services Bhd.	742,250	218
	Inari Amertron Bhd.	660,775	216
	IGB REIT	514,400	207
	Yinson Holdings Bhd.	169,900	204
	Malakoff Corp. Bhd.	956,400	193
	Syarikat Takaful Malaysia Keluarga Bhd.	171,100	175
	Sime Darby Property Bhd.	1,147,475	173
	Axis REIT	380,700	173
	KPJ Healthcare Bhd.	816,700	169
	Malaysia Building Society Bhd.	1,037,300	153
	British American Tobacco Malaysia Bhd.	51,300	150
*	Supermax Corp. Bhd.	258,923	149
	Berjaya Sports Toto Bhd.	272,531	146
	Serba Dinamik Holdings Bhd.	386,126	142
	Frontken Corp. Bhd.	271,700	140
	Magnum Bhd.	264,900	135
	IOI Properties Group Bhd.	560,800	132
[1]	Astro Malaysia Holdings Bhd.	557,587	122
	VS Industry Bhd.	522,000	111
	DRB-Hicom Bhd.	333,800	109
*	FGV Holdings Bhd.	532,700	104
	AirAsia Group Bhd.	547,700	103
	Bermaz Auto Bhd.	320,120	101
	Scientex Bhd.	50,900	98
	Sunway Construction Group Bhd.	217,094	94
	SP Setia Bhd. Group	482,100	90
	Padini Holdings Bhd.	151,000	87
	Cahya Mata Sarawak Bhd.	244,700	78
*	UEM Sunrise Bhd.	780,000	77
	Pavilion REIT	203,500	77
	Malaysian Resources Corp. Bhd.	667,900	75
	AEON Credit Service M Bhd.	31,800	67
[1]	Lotte Chemical Titan Holding Bhd.	159,300	63
	Sapura Energy Bhd.	3,120,595	61
	Muhibbah Engineering M Bhd.	220,100	53
*	Berjaya Corp. Bhd.	1,104,263	50
*	Velesto Energy Bhd.	1,473,763	50
*	Bumi Armada Bhd.	1,238,050	47
*	Leong Hup International Bhd.	321,800	47
*	WCT Holdings Bhd.	332,950	39
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	199,100	20
	Pos Malaysia Bhd.	77,300	15
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	6
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	97,620	6
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	3
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	3
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	3
*,§	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	—
*,§	OSK Holdings Bhd. Warrants Exp. 07/22/2020	52,275	—
*,§	RHB CAPITAL Bhd.	116,200	—
			47,022

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
Malta (0.0%)
*,§	Bgp Holdings PLC Rts	197,753	—

Mexico (0.2%)
	America Movil SAB de CV	9,823,675	5,951
	Fomento Economico Mexicano SAB de CV	750,522	4,851
	Wal-Mart de Mexico SAB de CV	1,876,059	4,513
	Grupo Financiero Banorte SAB de CV	1,008,003	2,757
	Grupo Mexico SAB de CV Class B	1,285,162	2,741
	Grupo Elektra SAB de CV	24,344	1,399
	Cemex SAB de CV	6,031,402	1,269
	Grupo Bimbo SAB de CV Class A	822,000	1,214
	Fibra Uno Administracion SA de CV	1,109,773	910
	Grupo Televisa SAB	785,734	835
	Grupo Aeroportuario del Pacifico SAB de CV Class B	120,750	755
	Coca-Cola Femsa SAB de CV	183,700	740
	Gruma SAB de CV Class B	75,260	714
	Grupo Aeroportuario del Sureste SAB de CV Class B	68,521	686
	Infraestructura Energetica Nova SAB de CV	167,509	520
*	Promotora y Operadora de Infraestructura SAB de CV	72,432	503
*	Arca Continental SAB de CV	123,000	474
	Grupo Financiero Inbursa SAB de CV	744,500	448
	Kimberly-Clark de Mexico SAB de CV Class A	313,800	443
	Orbia Advance Corp. SAB de CV	362,994	428
	Grupo Aeroportuario del Centro Norte SAB de CV	108,700	396
	Alfa SAB de CV Class A	959,000	392
	Industrias Penoles SAB de CV	45,078	348
	Grupo Carso SAB de CV	151,230	303
	Prologis Property Mexico SA de CV	172,627	281
	Qualitas Controladora SAB de CV	68,064	281
*	Telesites SAB de CV	417,065	274
	PLA Administradora Industrial S de RL de CV	264,186	274
	Becle SAB de CV	173,900	267
	Megacable Holdings SAB de CV	103,462	258
	Corp Inmobiliaria Vesta SAB de CV	184,001	252
	Industrias Bachoco SAB de CV Class B	83,189	241
	Bolsa Mexicana de Valores SAB de CV	131,100	238
[1]	Macquarie Mexico Real Estate Management SA de CV	231,400	191
*	Genomma Lab Internacional SAB de CV Class B	233,863	188
	El Puerto de Liverpool SAB de CV	70,400	177
[1]	Banco del Bajio SA	218,400	172
*	Regional SAB de CV	68,100	167
	Grupo Cementos de Chihuahua SAB de CV	53,800	156
	Gentera SAB de CV	391,800	156
*	La Comer SAB de CV	143,580	150
*	Alsea SAB de CV	181,000	149
*	Grupo Comercial Chedraui SA de CV	119,700	144
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	269,300	133
	Grupo Herdez SAB de CV	103,100	128
[1]	GMexico Transportes SAB de CV	136,000	125
	Grupo Lala SAB de CV	224,900	106
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	181,300	101
*	Axtel SAB de CV	725,800	84
*	Credito Real SAB de CV SOFOM ER	118,437	71
[1]	Nemak SAB de CV	299,800	56
	Alpek SAB de CV	100,700	48
	Consorcio ARA SAB de CV	372,582	46
*	Hoteles City Express SAB de CV	146,700	44
	Concentradora Fibra Danhos SA de CV	53,076	41
	Grupo Rotoplas SAB de CV	60,100	34
*	Unifin Financiera SAB de CV	27,100	15
			38,638
Netherlands (1.1%)
	ASML Holding NV	143,451	41,900

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Unilever NV	490,059	24,405
	Koninklijke Philips NV	316,712	13,806
*	Prosus NV	155,597	11,764
*,1	Adyen NV	9,532	9,423
	Koninklijke Ahold Delhaize NV	387,141	9,400
	ING Groep NV	1,384,497	7,757
	Koninklijke DSM NV	62,988	7,720
	Heineken NV	84,837	7,221
	Wolters Kluwer NV	93,165	6,862
	Akzo Nobel NV	68,955	5,233
*	Galapagos NV	18,409	4,067
	NN Group NV	120,987	3,500
	Heineken Holding NV	39,996	3,116
^	Unibail-Rodamco-Westfield	47,778	2,829
	Koninklijke KPN NV	1,173,840	2,704
	ArcelorMittal SA	223,573	2,442
	ASM International NV	17,633	1,949
	Aegon NV	648,260	1,677
	Randstad NV	40,000	1,610
	Imcd NV	17,902	1,581
*	Koninklijke Vopak NV	24,578	1,414
*,1	Just Eat Takeaway.com NV	12,930	1,329
	ASR Nederland NV	45,736	1,226
[1]	ABN AMRO Bank NV	142,996	1,100
*	Aalberts NV	36,528	1,029
*	BE Semiconductor Industries NV	24,566	1,017
[1]	Signify NV	48,613	989
	SBM Offshore NV	62,392	791
	Corbion NV	21,203	762
*	Altice Europe NV	187,810	749
	Boskalis Westminster	30,845	535
*	Oci NV	43,646	527
	TKH Group NV	14,836	520
[1]	Intertrust NV	30,485	480
*,1	GrandVision NV	16,627	442
*	Arcadis NV	25,674	399
	Aperam SA	15,396	399
*	Altice Europe NV Class B	73,592	295
[1]	Flow Traders	8,772	293
	PostNL NV	152,497	263
	Nsi NV	5,963	240
*,1	Basic-Fit NV	11,512	234
	Sligro Food Group NV	12,208	191
	Eurocommercial Properties NV	16,497	184
	TomTom NV	21,048	166
*	Accell Group NV	8,233	154
*	Koninklijke BAM Groep NV	90,114	150
^	AMG Advanced Metallurgical Group NV	8,622	145
*	ForFarmers NV	20,499	136
[1]	NIBC Holding NV	17,923	135
^	Wereldhave NV	13,327	117
	Vastned Retail NV	5,721	105
^,*	Fugro NV	25,536	96
[1]	B&S Group Sarl	7,543	42
	Brunel International NV	4,071	26
			187,646
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	202,428	3,382
*	a2 Milk Co. Ltd.	263,438	3,135
	Spark New Zealand Ltd.	655,876	1,775
	Auckland International Airport Ltd.	397,503	1,468
	Meridian Energy Ltd.	477,574	1,301
	Ryman Healthcare Ltd.	152,598	1,113
	Contact Energy Ltd.	239,398	913

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Mercury NZ Ltd.	244,972	681
	Chorus Ltd.	154,106	673
	Fletcher Building Ltd.	295,600	662
	Goodman Property Trust	394,176	541
	EBOS Group Ltd.	35,516	480
	Kiwi Property Group Ltd.	768,731	450
	Infratil Ltd.	158,752	444
	Precinct Properties New Zealand Ltd.	444,340	432
	SKYCITY Entertainment Group Ltd.	210,733	340
	Summerset Group Holdings Ltd.	84,273	311
	Genesis Energy Ltd.	170,055	291
	Z Energy Ltd.	117,340	221
	Vital Healthcare Property Trust	137,358	202
	Freightways Ltd.	48,884	199
	Argosy Property Ltd.	299,714	193
	Vector Ltd.	77,157	166
	Metlifecare Ltd.	59,724	153
*	Pushpay Holdings Ltd.	57,856	151
	Air New Zealand Ltd.	150,439	123
	Heartland Group Holdings Ltd.	168,409	116
	Kathmandu Holdings Ltd.	240,079	115
*	Synlait Milk Ltd.	26,888	112
	Scales Corp. Ltd.	31,347	93
	Oceania Healthcare Ltd.	182,960	85
*	Restaurant Brands New Zealand Ltd.	6,016	44
	Tourism Holdings Ltd.	38,634	30
	New Zealand Refining Co. Ltd.	49,576	28
*	SKY Network Television Ltd.	142,350	24
			20,447
Norway (0.2%)
	Equinor ASA	367,503	5,089
	Dnb ASA	373,383	4,521
	Telenor ASA	227,400	3,488
	Mowi ASA	153,660	2,632
	Orkla ASA	273,630	2,472
	Yara International ASA	63,950	2,172
	TOMRA Systems ASA	39,932	1,327
	Norsk Hydro ASA	507,154	1,287
*	Gjensidige Forsikring ASA	59,196	1,044
*	Bakkafrost P/F	20,004	987
*	Storebrand ASA	156,427	785
	Salmar ASA	19,300	752
*	Nel ASA	610,189	747
^,1	Entra ASA	55,845	703
*	Adevinta ASA	77,481	644
	Schibsted ASA Class B	31,735	616
	Schibsted ASA Class A	28,822	611
	Aker BP ASA	36,218	595
	TGS NOPEC Geophysical Co. ASA	37,533	575
[1]	Scatec Solar ASA	33,488	488
	Leroy Seafood Group ASA	89,797	477
*	Subsea 7 SA	80,445	442
*	SpareBank 1 SR-Bank ASA	59,243	376
	Kongsberg Gruppen ASA	28,481	366
	Frontline Ltd.	34,674	325
	SpareBank 1 SMN	43,666	317
	Veidekke ASA	34,585	307
*	Nordic Semiconductor ASA	49,154	288
*	Borregaard ASA	30,747	286
*	Norwegian Finans Holding ASA	51,170	273
	Austevoll Seafood ASA	31,649	247
	Atea ASA	27,198	238
	Golar LNG Ltd.	30,900	219
^,*	Aker ASA	7,472	197

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Grieg Seafood ASA	19,835	195
*,1	Sbanken ASA	25,515	136
[1]	Elkem ASA	75,776	126
	Norway Royal Salmon ASA	4,357	88
^	Dno ASA	188,320	85
[1]	BW LPG Ltd.	23,866	81
*	BW Offshore Ltd.	24,802	70
	Stolt-Nielsen Ltd.	7,735	66
	Sparebank 1 Oestlandet	7,478	61
	Ocean Yield ASA	21,006	54
*	Pgs ASA	111,839	40
	Wallenius Wilhelmsen ASA	33,878	37
*,1	Aker Solutions ASA	36,089	24
^,*	Borr Drilling Ltd.	27,117	19
^,*	Norwegian Air Shuttle ASA	9,855	8
*	BW Energy Ltd.	5,856	7
			36,990
Pakistan (0.0%)
	MCB Bank Ltd.	281,065	286
	Fauji Fertilizer Co. Ltd.	354,900	247
*	Hub Power Co. Ltd.	384,498	201
	Engro Corp. Ltd.	99,000	190
	Lucky Cement Ltd.	52,200	153
	Pakistan Petroleum Ltd.	260,712	148
	Habib Bank Ltd.	213,200	134
	Oil & Gas Development Co. Ltd.	177,400	117
	Millat Tractors Ltd.	26,092	114
	Pakistan Oilfields Ltd.	53,810	106
	Bank Alfalah Ltd.	506,250	95
	Pakistan State Oil Co. Ltd.	92,876	89
	Engro Fertilizers Ltd.	189,840	73
	United Bank Ltd.	95,600	64
	Nishat Mills Ltd.	116,000	56
	Searle Co. Ltd.	43,072	50
	DG Khan Cement Co. Ltd.	90,500	49
	Fauji Cement Co. Ltd.	448,621	47
	Kot Addu Power Co. Ltd.	303,500	43
	SUI Northern Gas Pipeline	129,900	43
*	SUI Southern Gas Co. Ltd.	454,500	39
*	National Bank of Pakistan	103,000	18
			2,362
Peru (0.0%)
	Credicorp Ltd. (XLIM)	6,433	963
	Cia de Minas Buenaventura SAA ADR	83,537	626
			1,589
Philippines (0.1%)
	SM Investments Corp.	171,273	2,855
	SM Prime Holdings Inc.	3,281,150	1,998
	Ayala Land Inc.	2,883,700	1,800
	Ayala Corp.	124,595	1,417
	BDO Unibank Inc.	701,864	1,381
	PLDT Inc.	41,395	1,049
	JG Summit Holdings Inc.	1,040,470	1,036
	Universal Robina Corp.	303,660	752
	Bank of the Philippine Islands	644,640	740
	International Container Terminal Services Inc.	368,810	645
	Manila Electric Co.	100,695	503
	Metropolitan Bank & Trust Co.	610,769	467
	Globe Telecom Inc.	10,105	438
	Jollibee Foods Corp.	130,700	369
	Puregold Price Club Inc.	360,980	329
	Security Bank Corp.	156,060	316
*	GT Capital Holdings Inc.	34,975	313

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Robinsons Retail Holdings Inc.	211,970	280
	Metro Pacific Investments Corp.	5,426,300	274
	Aboitiz Power Corp.	483,820	261
	San Miguel Food and Beverage Inc.	215,800	254
	Megaworld Corp.	4,417,900	223
	Robinsons Land Corp.	753,861	223
	San Miguel Corp.	113,200	217
*	Alliance Global Group Inc.	1,458,100	186
	First Gen Corp.	457,300	171
	Wilcon Depot Inc.	443,500	128
*	LT Group Inc.	785,600	120
	DMCI Holdings Inc.	1,475,900	120
	Century Pacific Food Inc.	394,200	111
	Bloomberry Resorts Corp.	925,300	102
	Vista Land & Lifescapes Inc.	1,181,800	101
	Manila Water Co. Inc.	427,700	90
	Semirara Mining & Power Corp.	367,836	87
	D&L Industries Inc.	751,700	79
	Filinvest Land Inc.	3,219,000	60
	Nickel Asia Corp.	1,574,100	52
	Cebu Air Inc.	45,640	44
*,1	CEMEX Holdings Philippines Inc.	1,282,312	28
*,§	Altus San Nicolas Corp.	14,514	2
			19,621
Poland (0.1%)
	CD Projekt SA	22,637	1,982
	Polski Koncern Naftowy ORLEN SA	116,244	1,764
	Powszechny Zaklad Ubezpieczen SA	224,250	1,655
	Powszechna Kasa Oszczednosci Bank Polski SA	298,619	1,598
*	KGHM Polska Miedz SA	45,529	856
	Cyfrowy Polsat SA	118,734	734
*,1	Dino Polska SA	17,151	725
	Bank Polska Kasa Opieki SA	53,119	674
	Polskie Gornictwo Naftowe i Gazownictwo SA	594,343	535
	Grupa Lotos SA	32,951	500
*	Orange Polska SA	271,666	461
	Lpp SA	277	437
	Asseco Poland SA	25,990	420
	Santander Bank Polska SA	9,524	379
*,1	PLAY Communications SA	42,313	343
*	PGE Polska Grupa Energetyczna SA	252,332	252
*	mBank SA	4,232	225
*	AmRest Holdings SE	24,770	166
*	Kernel Holding SA	15,618	151
*	Bank Millennium SA	216,585	147
*	Energa SA	71,262	134
	Eurocash SA	25,178	131
	Kruk SA	6,082	116
*	Alior Bank SA	31,349	115
^	Ccc SA	8,708	110
	Bank Handlowy w Warszawie SA	11,626	103
	Warsaw Stock Exchange	9,251	91
*	Tauron Polska Energia SA	300,511	83
*	Grupa Azoty SA	12,762	82
*	Enea SA	55,620	75
*	Ciech SA	4,790	46
	Jastrzebska Spolka Weglowa SA	13,779	46
			15,136
Portugal (0.1%)
	EDP - Energias de Portugal SA	899,500	3,790
	Galp Energia SGPS SA	229,759	2,652
	Jeronimo Martins SGPS SA	88,483	1,500
	EDP Renovaveis SA	50,260	616
	REN - Redes Energeticas Nacionais SGPS SA	129,114	350

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Banco Comercial Portugues SA	2,568,762	288
	Nos Sgps SA	74,161	278
	Sonae SGPS SA	292,736	231
	Navigator Co. SA	69,036	179
	Altri SGPS SA	31,778	168
	CTT-Correios de Portugal SA	47,438	112
	Corticeira Amorim SGPS SA	8,976	95
*	Semapa-Sociedade de Investimento e Gestao	7,423	73
	Mota-Engil SGPS SA	46,843	59
*	Banco Espirito Santo SA	428,634	1
			10,392
Qatar (0.1%)
	Qatar National Bank QPSC	1,587,706	7,489
	Qatar Islamic Bank SAQ	405,113	1,721
	Industries Qatar QSC	709,452	1,370
	Masraf Al Rayan QSC	1,263,410	1,322
	Mesaieed Petrochemical Holding Co.	1,885,125	929
	Commercial Bank PSQC	729,582	803
*	Qatar Fuel QSC	179,737	789
	Qatar Electricity & Water Co. QSC	180,720	747
	Qatar Gas Transport Co. Ltd.	907,220	621
	Qatar International Islamic Bank QSC	261,104	573
	Ooredoo QPSC	302,832	530
	Barwa Real Estate Co.	670,165	526
*	Doha Bank QPSC	544,172	301
	Qatar Insurance Co. SAQ	508,720	279
	Al Meera Consumer Goods Co. QSC	49,936	240
	United Development Co. QSC	604,560	175
	Vodafone Qatar QSC	578,060	173
	Qatar Aluminum Manufacturing Co.	927,410	159
*	Ezdan Holding Group QSC	611,170	125
*	Gulf International Services QSC	282,740	100
	Medicare Group	56,678	99
			19,071
Russia (0.3%)
	Lukoil PJSC ADR	149,795	9,772
	Gazprom PJSC ADR	1,438,938	7,287
	Sberbank of Russia PJSC ADR	622,780	6,545
	MMC Norilsk Nickel PJSC ADR	185,873	5,156
	Novatek PJSC	368,079	5,120
	Tatneft PJSC ADR	57,035	2,541
	Gazprom PJSC	894,041	2,273
	Sberbank of Russia PJSC Ordinary Shares	783,021	2,063
	Surgutneftegas PJSC ADR (XLON)	407,594	2,027
	Rosneft Oil Co. PJSC GDR	416,548	1,868
	Polyus PJSC GDR	16,780	1,363
	Mobile TeleSystems PJSC	312,742	1,353
	Tatneft PJSC	174,897	1,287
	Sberbank of Russia PJSC ADR Ordinary Shares	107,214	1,138
	AK Transneft OAO Preference Shares	551	1,011
	Inter RAO UES PJSC	12,450,172	834
	Moscow Exchange MICEX-RTS PJSC	463,845	750
	Severstal PAO	62,897	747
	Alrosa PJSC	872,960	723
	Magnit PJSC (XLON)	65,090	718
	Magnit PJSC (MISX)	13,285	660
	Novolipetsk Steel PJSC	338,779	580
	Tatneft PAO Preference Shares	77,196	530
	VTB Bank PJSC GDR	544,162	510
	Rostelecom PJSC	404,643	447
	PhosAgro PJSC GDR	33,457	403
	Aeroflot PJSC	363,261	369
	VTB Bank PJSC	765,146,460	358
	RusHydro PJSC	41,855,242	353

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sistema PJSFC	1,777,100	345
[1]	Detsky Mir PJSC	285,390	337
*	Mechel PJSC	320,731	281
	Magnitogorsk Iron & Steel Works PJSC	482,831	260
	Federal Grid Co. Unified Energy System PJSC	97,070,000	239
	Polyus PJSC	1,417	230
	Novatek PJSC GDR	1,548	217
	Rosseti PJSC	10,882,193	187
	Unipro PJSC	4,599,900	173
	PhosAgro PJSC	4,678	170
	M.Video PJSC	25,520	125
	OGK-2 PJSC	12,702,000	108
*	LSR Group PJSC Class A	12,788	103
	Bashneft PJSC	3,712	87
	Mosenergo PJSC	3,281,038	86
	Tmk PJSC	104,450	79
	Safmar Financial Investment	12,928	75
	Enel Russia PJSC	5,150,000	64
§	Lenenergo PJSC Preference Shares	38,810	63
*	RussNeft PJSC	11,177	62
	Raspadskaya OJSC	36,607	52
	Surgutneftegas PJSC ADR	8,300	40
	Sistema PJSFC GDR	7,278	29
	Tgc-1 PJSC	115,300,000	18
	Rosneft Oil Co. PJSC	3,288	15
			62,231
Saudi Arabia (0.3%)
	Al Rajhi Bank	350,257	5,324
	Saudi Basic Industries Corp.	262,072	5,201
	Saudi Telecom Co.	176,510	4,251
	National Commercial Bank	385,792	3,808
[1]	Saudi Arabian Oil Co.	370,751	3,115
	Riyad Bank	422,410	1,910
	Samba Financial Group	298,386	1,843
*	Saudi Arabian Mining Co.	141,520	1,393
*	Banque Saudi Fransi	168,466	1,385
	Arab National Bank	223,234	1,207
	Saudi Arabian Fertilizer Co.	60,421	1,133
*	Alinma Bank	258,077	1,091
	Saudi Electricity Co.	240,831	1,090
*	Etihad Etisalat Co.	141,204	1,043
*	Savola Group	90,794	978
	Almarai Co. JSC	73,169	954
	Yanbu National Petrochemical Co.	67,166	800
	Bank AlBilad	106,609	643
	Jarir Marketing Co.	15,805	620
	Sahara International Petrochemical Co.	141,710	577
	Bupa Arabia for Cooperative Insurance Co.	18,942	540
*	Arabian Centres Co. Ltd.	70,761	453
*	Saudi Kayan Petrochemical Co.	184,325	423
	Bank Al-Jazira	122,273	388
	Abdullah Al Othaim Markets Co.	14,172	376
*	Co for Cooperative Insurance	19,030	365
*	Dar Al Arkan Real Estate Development Co.	159,825	343
	Saudi Industrial Investment Group	65,561	324
	Advanced Petrochemical Co.	27,321	323
	Southern Province Cement Co.	22,636	320
*	Mouwasat Medical Services Co.	12,740	287
	Saudi Cement Co.	18,601	260
*	National Industrialization Co.	94,650	255
*	Mobile Telecommunications Co. Saudi Arabia	68,212	221
	Saudi Airlines Catering Co.	9,996	212
*	Emaar Economic City	104,654	203
	Saudia Dairy & Foodstuff Co.	4,602	184

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Rabigh Refining & Petrochemical Co.	50,668	184
*	National Petrochemical Co.	34,038	182
	Yanbu Cement Co.	20,854	165
	Qassim Cement Co.	10,701	162
*	National Agriculture Development Co.	20,351	159
*	Saudi Research & Marketing Group	9,636	157
*	Seera Group Holding	37,955	157
	Yamama Cement Co.	27,806	154
	United International Transportation Co.	18,517	141
	United Electronics Co.	7,711	139
	Saudi Ground Services Co.	19,688	137
*	Saudi Real Estate Co.	40,611	131
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,540	111
*	Al Hammadi Co. for Development and Investment	21,585	111
	Eastern Province Cement Co.	13,957	106
*	City Cement Co.	28,681	106
	Arabian Cement Co.	14,420	103
	National Gas & Industrialization Co.	13,286	102
*	Mediterranean & Gulf Insurance & Reinsurance Co.	20,293	98
*	Saudi Public Transport Co.	22,688	90
*	Fawaz Abdulaziz Al Hokair & Co.	15,022	86
*	Aldrees Petroleum and Transport Services Co.	5,482	85
*	Najran Cement Co.	28,468	84
	Leejam Sports Co. JSC	4,941	81
	Dur Hospitality Co.	13,720	81
*	Methanol Chemicals Co.	43,954	78
*	Saudi Ceramic Co.	9,267	72
*	Northern Region Cement Co.	26,787	72
	Herfy Food Services Co.	5,548	66
	Dallah Healthcare Co.	5,122	65
*	Tabuk Cement Co.	19,317	60
	Arriyadh Development Co.	14,077	52
*	Middle East Healthcare Co.	5,911	41
*	Saudi Chemical Co. Holding	6,980	40
*	National Medical Care Co.	2,821	28
*	Aseer Trading Tourism & Manufacturing Co.	10,194	25
*	Astra Industrial Group	2,058	9
			47,563
Singapore (0.4%)
	DBS Group Holdings Ltd.	631,578	8,892
	Oversea-Chinese Banking Corp. Ltd.	1,230,038	7,848
	United Overseas Bank Ltd.	450,400	6,436
	Singapore Telecommunications Ltd.	2,608,800	5,213
	Ascendas REIT	1,096,261	2,293
	Keppel Corp. Ltd.	525,613	2,219
	Singapore Exchange Ltd.	302,510	2,063
*	CapitaLand Ltd.	965,500	2,049
	Wilmar International Ltd.	707,173	1,781
	Singapore Technologies Engineering Ltd.	561,400	1,360
	Suntec REIT	1,303,300	1,287
	Mapletree Logistics Trust	983,799	1,246
	CapitaLand Commercial Trust	1,037,453	1,179
	Genting Singapore Ltd.	1,981,300	1,099
	CapitaLand Mall Trust	810,900	1,079
	Mapletree Commercial Trust	725,259	999
	Venture Corp. Ltd.	87,800	981
	Mapletree Industrial Trust	511,100	918
	UOL Group Ltd.	183,755	884
	City Developments Ltd.	154,200	862
	ComfortDelGro Corp. Ltd.	702,900	819
	Singapore Airlines Ltd.	173,620	751
	NetLink NBN Trust	974,000	689
	Keppel DC REIT	403,612	669
	Frasers Logistics & Industrial Trust	860,076	644

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Singapore Press Holdings Ltd.	564,100	606
	Jardine Cycle & Carriage Ltd.	41,188	586
	SATS Ltd.	242,700	562
	Keppel Infrastructure Trust	1,592,535	558
	Keppel REIT	694,188	518
	Mapletree North Asia Commercial Trust	659,400	438
	Ascott Residence Trust	620,886	391
	Sembcorp Industries Ltd.	317,431	364
	Frasers Centrepoint Trust	224,865	338
	Manulife US REIT	460,754	331
	Parkway Life REIT	138,286	323
	Ascendas India Trust	349,600	312
	Singapore Post Ltd.	499,000	257
*	Golden Agri-Resources Ltd.	2,153,019	237
	CapitaLand Retail China Trust	234,139	223
	CDL Hospitality Trusts	315,888	217
	Raffles Medical Group Ltd.	343,000	211
	Hutchison Port Holdings Trust	1,616,500	210
	Olam International Ltd.	183,400	194
	OUE Commercial REIT	640,075	182
	Esr-Reit	744,443	178
	Sheng Siong Group Ltd.	168,000	176
	First Resources Ltd.	192,400	171
	StarHub Ltd.	159,200	168
	Keppel Pacific Oak US REIT	262,700	167
*	Sembcorp Marine Ltd.	276,489	146
	Starhill Global REIT	413,000	146
	Aims Apac Reit	167,700	136
	ARA LOGOS Logistics Trust	344,765	131
	SIA Engineering Co. Ltd.	98,500	130
	Accordia Golf Trust	315,100	127
	Wing Tai Holdings Ltd.	102,400	125
	Soilbuild Business Space REIT	386,733	103
	Cromwell European REIT	240,300	103
	Far East Hospitality Trust	279,700	103
	Sph Reit	175,700	101
	First REIT	174,600	99
§	Best World International Ltd.	90,400	86
	Frasers Property Ltd.	94,000	82
	Frasers Hospitality Trust	204,000	71
	Lippo Malls Indonesia Retail Trust	689,400	70
	Sabana Shari’ah Compliant Industrial REIT	293,300	67
	Thomson Medical Group Ltd.	1,531,200	66
*	Yoma Strategic Holdings Ltd.	310,430	43
	Bumitama Agri Ltd.	133,200	40
	Asian Pay Television Trust	397,600	37
§	Eagle Hospitality Trust	242,300	33
	Silverlake Axis Ltd.	177,499	30
*,§	Noble Group Ltd.	192,460	11
^,*,§	Hyflux Ltd.	54,000	8
^,*,§	Ezra Holdings Ltd.	344,056	3
^,*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	267,303	—
			64,275
South Africa (0.4%)
	Naspers Ltd.	154,262	24,011
	AngloGold Ashanti Ltd.	150,277	3,668
	Standard Bank Group Ltd.	443,960	2,450
	FirstRand Ltd.	1,108,370	2,419
	Gold Fields Ltd.	295,729	2,201
	Sanlam Ltd.	643,258	2,056
	MTN Group Ltd.	637,767	1,676
	Impala Platinum Holdings Ltd.	265,845	1,586
*	Sibanye Stillwater Ltd.	775,685	1,580

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Remgro Ltd.	210,759	1,554
	Bid Corp. Ltd.	117,191	1,527
	Vodacom Group Ltd.	208,288	1,384
	Absa Group Ltd.	264,462	1,305
	Anglo American Platinum Ltd.	21,990	1,154
	Clicks Group Ltd.	84,367	1,051
	Growthpoint Properties Ltd.	1,392,960	1,046
	Old Mutual Ltd. (XLON)	1,455,121	1,036
	Shoprite Holdings Ltd.	174,652	1,011
*	Sasol Ltd.	207,692	986
	Bidvest Group Ltd.	117,996	958
	Capitec Bank Holdings Ltd.	19,613	956
	Nedbank Group Ltd.	153,920	895
*	Aspen Pharmacare Holdings Ltd.	140,783	878
	Mondi plc (XJSE)	43,810	781
	RMB Holdings Ltd.	249,824	716
*	MultiChoice Group	143,833	674
	SPAR Group Ltd.	69,673	664
	Discovery Ltd.	119,228	626
	Mr Price Group Ltd.	84,982	606
*	Harmony Gold Mining Co. Ltd.	160,908	592
*	Northam Platinum Ltd.	118,452	587
	Tiger Brands Ltd.	60,272	587
	Woolworths Holdings Ltd.	330,823	545
	NEPI Rockcastle plc	126,356	541
	Exxaro Resources Ltd.	84,424	490
	Life Healthcare Group Holdings Ltd.	500,767	481
	PSG Group Ltd.	54,533	466
	AVI Ltd.	106,272	450
	Resilient REIT Ltd.	212,080	411
	Pick n Pay Stores Ltd.	129,465	406
	Netcare Ltd.	479,186	402
	Rand Merchant Investment Holdings Ltd.	270,990	367
	Kumba Iron Ore Ltd.	16,287	307
	Investec Ltd.	144,025	300
	Momentum Metropolitan Holdings	316,049	296
	Foschini Group Ltd.	72,989	286
	African Rainbow Minerals Ltd.	37,465	274
	Truworths International Ltd.	159,305	251
	Barloworld Ltd.	66,387	244
*	Sappi Ltd.	191,765	233
	Redefine Properties Ltd.	1,807,690	223
	Santam Ltd.	14,925	221
	Fortress REIT Ltd. Class A	399,278	219
	AECI Ltd.	45,345	182
[1]	Dis-Chem Pharmacies Ltd.	145,496	173
	Assore Ltd.	9,574	163
	JSE Ltd.	27,929	156
	Old Mutual Ltd. (XJSE)	212,753	154
	Liberty Holdings Ltd.	40,336	153
	Equites Property Fund Ltd.	162,746	145
	Fortress REIT Ltd. Class B	1,140,024	143
	Coronation Fund Managers Ltd.	72,411	141
[1]	Pepkor Holdings Ltd.	205,626	134
	Telkom SA SOC Ltd.	117,167	130
	Reunert Ltd.	59,789	129
	DRDGOLD Ltd.	138,281	127
*	Transaction Capital Ltd.	150,593	123
	Astral Foods Ltd.	10,954	114
	Distell Group Holdings Ltd.	24,890	106
*	Ninety One Ltd.	46,669	98
	MAS Real Estate Inc.	167,179	97
	Imperial Logistics Ltd.	53,356	94
	Hyprop Investments Ltd.	88,979	91

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	DataTec Ltd.	67,690	89
	Motus Holdings Ltd.	53,356	87
	Wilson Bayly Holmes-Ovcon Ltd.	16,909	87
*	Super Group Ltd.	112,906	85
*	Omnia Holdings Ltd.	66,723	85
	Vukile Property Fund Ltd.	288,916	85
	KAP Industrial Holdings Ltd.	772,227	84
	Cashbuild Ltd.	10,081	82
	Allied Electronics Corp. Ltd.	71,488	79
	Investec Property Fund Ltd.	165,321	73
	Advtech Ltd.	151,273	71
	Peregrine Holdings Ltd.	69,036	70
^,*	Brait SE	298,262	64
*	Metair Investments Ltd.	79,091	63
	Emira Property Fund Ltd.	177,762	62
	Attacq Ltd.	191,840	56
	Adcock Ingram Holdings Ltd.	22,253	53
	SA Corporate Real Estate Ltd.	741,423	48
	Epp NV	168,559	47
*	Massmart Holdings Ltd.	31,813	42
	Zeder Investments Ltd.	396,625	42
	Hudaco Industries Ltd.	11,423	41
*	Long4Life Ltd.	272,592	41
	Alexander Forbes Group Holdings Ltd.	171,753	37
	Famous Brands Ltd.	16,477	36
	Grindrod Ltd.	187,437	35
^,*	Steinhoff International Holdings NV (XJSE)	541,901	33
*	PPC Ltd.	464,396	31
	Murray & Roberts Holdings Ltd.	91,208	27
*	Sun International Ltd.	29,661	26
	Raubex Group Ltd.	28,017	26
	Curro Holdings Ltd.	47,505	25
	Hosken Consolidated Investments Ltd.	19,961	25
*	Nampak Ltd.	235,191	21
	Tsogo Sun Gaming Ltd.	121,136	17
	Lewis Group Ltd.	17,606	15
*	Tsogo Sun Hotels Ltd.	121,136	12
*	Blue Label Telecoms Ltd.	104,957	12
	City Lodge Hotels Ltd.	6,063	9
*	EOH Holdings Ltd.	17,157	4
	Arrowhead Properties Ltd. Class B	19,272	2
*	Steinhoff International Holdings NV (XETR)	19,964	1
			75,217
South Korea (1.4%)
	Samsung Electronics Co. Ltd. GDR	39,170	40,703
	Samsung Electronics Co. Ltd.	650,702	26,755
	SK Hynix Inc.	184,462	12,694
	Samsung Electronics Co. Ltd. Preference Shares	364,030	12,619
	NAVER Corp.	47,263	7,663
^,*	Celltrion Inc.	37,031	6,400
	LG Chem Ltd.	16,242	5,047
	Samsung SDI Co. Ltd.	19,097	4,511
	Hyundai Motor Co.	49,833	3,852
	Shinhan Financial Group Co. Ltd.	150,414	3,813
	LG Household & Health Care Ltd.	3,171	3,596
	Posco	22,669	3,425
	Hyundai Mobis Co. Ltd.	22,943	3,244
	NCSoft Corp.	6,029	3,194
	Samsung C&T Corp.	32,731	2,866
	Kakao Corp.	18,016	2,723
	KB Financial Group Inc.	92,666	2,651
	KT&G Corp.	39,100	2,611
	Hana Financial Group Inc.	104,046	2,375
	Kia Motors Corp.	94,715	2,313

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,1	Samsung Biologics Co. Ltd.	4,724	2,257
	Samsung Electro-Mechanics Co. Ltd.	23,770	2,222
	SK Holdings Co. Ltd.	12,373	1,847
*	Korea Electric Power Corp.	93,520	1,828
	Samsung Fire & Marine Insurance Co. Ltd.	11,503	1,804
	SK Innovation Co. Ltd.	20,693	1,669
	LG Corp.	32,563	1,657
	LG Electronics Inc.	36,588	1,647
*	Celltrion Healthcare Co. Ltd.	23,573	1,634
	Amorepacific Corp.	11,250	1,630
	Samsung SDS Co. Ltd.	11,618	1,550
*	KB Financial Group Inc. ADR	48,258	1,358
	Woori Financial Group Inc.	186,201	1,290
	Korea Zinc Co. Ltd.	3,557	1,131
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	15,762	1,069
	Coway Co. Ltd.	20,683	1,048
^,*	HLB Inc.	12,860	1,008
	Lotte Chemical Corp.	5,469	972
	Samsung Life Insurance Co. Ltd.	23,229	942
	SK Telecom Co. Ltd.	5,062	880
	Hanjin Kal Corp.	11,040	789
	S-Oil Corp.	13,728	788
	LG Uplus Corp.	70,479	774
	Orion Corp.	7,538	772
	Hotel Shilla Co. Ltd.	10,988	768
	Samsung Securities Co. Ltd.	30,764	762
	Kangwon Land Inc.	35,752	739
	Hyundai Heavy Industries Holdings Co. Ltd.	3,657	730
	Mirae Asset Daewoo Co. Ltd.	155,266	716
	E-MART Inc.	7,185	708
	Hyundai Engineering & Construction Co. Ltd.	24,180	701
	Hyundai Motor Co. Preference Shares	14,720	691
	Industrial Bank of Korea	105,648	688
	CJ CheilJedang Corp.	3,058	688
*	LG Display Co. Ltd.	75,257	683
	Daelim Industrial Co. Ltd.	9,085	656
	GS Home Shopping Inc.	6,127	642
	Hyundai Glovis Co. Ltd.	7,212	603
	GS Holdings Corp.	18,512	582
	Shinsegae Inc.	2,676	581
	Yuhan Corp.	14,940	580
	SK Telecom Co. Ltd. ADR	30,122	576
	Korea Investment Holdings Co. Ltd.	13,564	562
	DB Insurance Co. Ltd.	15,290	558
	LG Household & Health Care Ltd. Preference Shares	920	547
	Kolon Industries Inc.	21,424	543
	LG Innotek Co. Ltd.	4,939	535
*	KMW Co. Ltd.	10,548	525
	Hanmi Pharm Co. Ltd.	2,429	518
*	Samsung Engineering Co. Ltd.	54,891	518
	S-1 Corp.	7,048	501
*,1	Netmarble Corp.	6,365	500
*	Samsung Heavy Industries Co. Ltd.	141,005	496
	Fila Holdings Corp.	17,105	489
	Hyundai Motor Co. 2nd Preference Shares	9,677	467
	AMOREPACIFIC Group	9,748	467
	Hyundai Marine & Fire Insurance Co. Ltd.	20,905	452
	LG Chem Ltd. Preference Shares	3,180	452
	BNK Financial Group Inc.	106,306	442
	Hankook Tire & Technology Co. Ltd.	24,758	434
	Douzone Bizon Co. Ltd.	5,911	428
	Korea Aerospace Industries Ltd.	20,294	428
	Hyundai Steel Co.	23,945	426
	Kumho Petrochemical Co. Ltd.	6,429	405

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Celltrion Pharm Inc.	6,943	404
^	Seegene Inc.	5,276	397
	Hanon Systems	52,224	393
*	Helixmith Co. Ltd.	7,131	390
	Hanwha Corp.	22,686	387
*	Genexine Co. Ltd.	7,050	382
	GS Engineering & Construction Corp.	17,955	375
	Cheil Worldwide Inc.	25,636	374
	Hyundai Department Store Co. Ltd.	6,181	369
	CJ ENM Co. Ltd.	3,394	357
	NH Investment & Securities Co. Ltd.	43,432	346
	Amorepacific Corp. Preference Shares	6,323	325
*	Pearl Abyss Corp.	2,057	325
^	POSCO Chemical Co. Ltd.	7,607	325
	Hanwha Solutions Corp.	27,123	325
*	Shinhan Financial Group Co. Ltd. ADR	12,682	324
*	Pharmicell Co. Ltd.	20,513	320
	DB HiTek Co. Ltd.	14,391	316
	Bukwang Pharmaceutical Co. Ltd.	14,506	309
*	HMM Co. Ltd.	103,634	308
*	CJ Logistics Corp.	2,507	304
	Hanwha Corp. Preference Shares	31,566	296
	NICE Holdings Co. Ltd.	17,898	293
	Lotte Shopping Co. Ltd.	3,498	286
^	Lotte Corp.	8,466	279
	BGF retail Co. Ltd.	2,109	273
	Com2uSCorp	3,077	271
	SKC Co. Ltd.	6,598	269
	GS Retail Co. Ltd.	8,613	268
	NongShim Co. Ltd.	1,103	267
	Dongsuh Cos. Inc.	18,696	265
^	Koh Young Technology Inc.	3,972	265
*	Hanwha Aerospace Co. Ltd.	11,996	264
*	WONIK IPS Co. Ltd.	11,510	263
*	Korean Air Lines Co. Ltd.	16,001	262
	Hite Jinro Co. Ltd.	9,683	258
	CJ Corp.	3,841	257
	Hyundai Elevator Co. Ltd.	4,996	255
	LEENO Industrial Inc.	3,432	252
*	Hugel Inc.	788	247
*	Hyundai Rotem Co. Ltd.	16,361	243
*	Alteogen Inc.	3,125	242
	Meritz Securities Co. Ltd.	89,383	241
	Samsung Card Co. Ltd.	9,501	235
	Green Cross Corp.	1,884	230
	Mirae Asset Daewoo Co. Ltd. Preference Shares	90,602	229
	JB Financial Group Co. Ltd.	57,051	227
*	Hanall Biopharma Co. Ltd.	11,383	227
^,*	Mezzion Pharma Co. Ltd.	1,770	227
	Hansol Chemical Co. Ltd.	3,157	223
	KCC Corp.	1,634	222
	SK Networks Co. Ltd.	49,736	220
*	Pan Ocean Co. Ltd.	75,465	213
	DGB Financial Group Inc.	48,829	212
	HDC Hyundai Development Co-Engineering & Construction	13,619	211
	Korea Gas Corp.	9,521	210
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,757	208
	Youngone Corp.	9,226	207
*	GemVax & Kael Co. Ltd.	11,309	206
	SFA Engineering Corp.	7,090	204
	Meritz Fire & Marine Insurance Co. Ltd.	17,906	204
	Posco ADR	5,462	203
	Ottogi Corp.	454	203
*	OCI Co. Ltd.	6,152	202

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Innocean Worldwide Inc.	4,216	202
	Mando Corp.	10,335	202
	KIWOOM Securities Co. Ltd.	3,278	201
	Binggrae Co. Ltd.	3,796	200
	Hyundai Mipo Dockyard Co. Ltd.	7,746	196
	Korean Reinsurance Co.	28,052	194
*	Byucksan Corp.	149,285	194
	SK Materials Co. Ltd.	1,471	191
	Posco International Corp.	16,152	188
*	Amicogen Inc.	8,149	188
	KEPCO Plant Service & Engineering Co. Ltd.	6,992	187
	SK Chemicals Co. Ltd.	2,928	186
*	Chabiotech Co. Ltd.	12,984	182
*	Komipharm International Co. Ltd.	11,261	182
	TK Corp.	30,656	182
	LS Corp.	5,861	181
	Soulbrain Co. Ltd.	2,999	181
^,*	SillaJen Inc.	17,385	180
	Paradise Co. Ltd.	13,822	179
*	HLB Life Science Co. Ltd.	11,518	179
	LOTTE Fine Chemical Co. Ltd.	5,575	179
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,664	179
	Hanssem Co. Ltd.	2,954	177
	Silicon Works Co. Ltd.	7,093	176
	DongKook Pharmaceutical Co. Ltd.	2,251	175
	F&F Co. Ltd.	1,973	173
	Taeyoung Engineering & Construction Co. Ltd.	14,607	173
	Posco ICT Co. Ltd.	47,389	172
*	NHN Corp.	2,746	172
	Chong Kun Dang Pharmaceutical Corp.	2,131	170
*	Doosan Infracore Co. Ltd.	48,176	169
^	Ssangyong Cement Industrial Co. Ltd.	39,905	168
	Doosan Bobcat Inc.	8,654	167
	Eo Technics Co. Ltd.	2,799	167
	DoubleUGames Co. Ltd.	3,487	166
*	Eusu Holdings Co. Ltd.	33,900	166
	Hyosung Corp.	2,867	164
	Huons Co. Ltd.	4,062	162
	Hanil Cement Co. Ltd.	2,278	160
	Hyundai Wia Corp.	5,852	159
	NICE Information Service Co. Ltd.	10,929	158
*	Daewoo Engineering & Construction Co. Ltd.	52,895	155
	LS Electric Co. Ltd.	4,746	153
*	ST Pharm Co. Ltd.	5,608	151
	Iljin Materials Co. Ltd.	4,510	148
*	Oscotec Inc.	7,991	147
^	Cosmax Inc.	2,006	147
	NEPES Corp.	6,078	145
	Hanjin Transportation Co. Ltd.	3,757	143
	Green Cross Holdings Corp.	8,097	141
	Kolmar Korea Co. Ltd.	4,041	141
§	Daeduck Electronics Co.	20,587	141
	Medy-Tox Inc.	1,471	140
	JYP Entertainment Corp.	8,113	138
*	Yungjin Pharmaceutical Co. Ltd.	33,594	137
*	Kumho Tire Co. Inc.	54,297	137
^	Hana Tour Service Inc.	3,906	136
*	Doosan Heavy Industries & Construction Co. Ltd.	41,777	136
*	Kuk-il Paper Manufacturing Co. Ltd.	26,987	135
	Hyundai Home Shopping Network Corp.	2,274	134
	LG International Corp.	12,382	134
	Sam Young Electronics Co. Ltd.	21,883	131
	Taekwang Industrial Co. Ltd.	199	131
	Cuckoo Holdings Co. Ltd.	1,745	130

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Studio Dragon Corp.	2,043	128
	Shinsegae International Inc.	713	128
	Dong-A Socio Holdings Co. Ltd.	1,767	127
*	Innox Advanced Materials Co. Ltd.	4,129	124
	Sam Chun Dang Pharm Co. Ltd.	4,904	124
*	Naturecell Co. Ltd.	13,593	123
	Seoul Semiconductor Co. Ltd.	11,359	123
	Daewoong Pharmaceutical Co. Ltd.	1,404	123
	Ecopro BM Co. Ltd.	2,036	122
*	Neowiz	8,470	121
	Daishin Securities Co. Ltd.	14,831	121
	Youlchon Chemical Co. Ltd.	9,736	121
*	Humax Co. Ltd.	42,544	120
	iMarketKorea Inc.	14,356	119
^,*	G-treeBNT Co. Ltd.	5,748	118
*	Ananti Inc.	14,330	118
*	SM Entertainment Co. Ltd.	5,163	118
*	LegoChem Biosciences Inc.	2,932	118
	Toptec Co. Ltd.	6,950	117
*	CMG Pharmaceutical Co. Ltd.	37,284	117
	LOTTE Himart Co. Ltd.	5,257	116
*	Enzychem Lifesciences Corp.	1,879	116
*	ABLBio Inc.	7,730	115
	Dong-A ST Co. Ltd.	1,528	115
^	Daea TI Co. Ltd.	21,668	114
*	CJ CGV Co. Ltd.	5,088	112
	Hanwha Life Insurance Co. Ltd.	75,081	112
*	Duk San Neolux Co. Ltd.	4,300	111
	SKCKOLONPI Inc.	4,090	111
*	CrystalGenomics Inc.	10,250	110
	AfreecaTV Co. Ltd.	2,207	109
	Huchems Fine Chemical Corp.	7,579	109
*	Binex Co. Ltd.	11,366	108
	Daou Technology Inc.	7,947	107
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	107
*	SFA Semicon Co. Ltd.	24,569	106
	Handsome Co. Ltd.	5,208	105
	Grand Korea Leisure Co. Ltd.	8,051	105
	Chongkundang Holdings Corp.	1,116	105
*	Medipost Co. Ltd.	4,816	104
	Hyundai Greenfood Co. Ltd.	15,539	104
	Hanmi Science Co. ltd	4,413	104
	Mirae Asset Life Insurance Co. Ltd.	34,106	101
	Meritz Financial Group Inc.	12,474	101
	HDC Holdings Co. Ltd.	13,059	100
	Korea Petrochemical Ind Co. Ltd.	862	100
	Dongjin Semichem Co. Ltd.	7,670	99
	Ahnlab Inc.	2,032	97
	Dongwon F&B Co. Ltd.	596	97
	HS Industries Co. Ltd.	14,294	97
	Hyosung TNC Co. Ltd.	899	96
	Orion Holdings Corp.	8,252	96
	Poongsan Corp.	5,496	95
	LG Electronics Inc. Preference Shares	5,454	95
	Ilyang Pharmaceutical Co. Ltd.	3,501	94
	Kwang Dong Pharmaceutical Co. Ltd.	18,830	94
	Hansol Paper Co. Ltd.	7,240	94
	Daesang Corp.	5,170	93
	Mcnex Co. Ltd.	3,792	92
	Wemade Co. Ltd.	4,709	92
	Daewoong Co. Ltd.	6,449	92
	Ecopro Co. Ltd.	5,513	92
^,*	Lotte Tour Development Co. Ltd.	9,679	91
	Samyang Holdings Corp.	2,219	91

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Samwha Capacitor Co. Ltd.	2,246	90
*	Hyundai Bioscience Co. Ltd.	10,015	89
*	Webzen Inc.	6,293	86
*	Telcon RF Pharmaceutical Inc.	20,867	86
	i-SENS Inc.	4,404	85
	SK Securities Co. Ltd.	159,590	85
*	Asiana Airlines Inc.	24,495	84
	Youngone Holdings Co. Ltd.	2,479	84
	LG Hausys Ltd.	1,962	83
*	Yuanta Securities Korea Co. Ltd.	38,496	82
	OptoElectronics Solutions Co. Ltd.	2,511	81
*	YG Entertainment Inc.	3,272	80
	Foosung Co. Ltd.	14,322	79
	INTOPS Co. Ltd.	8,786	79
*	Doosan Solus Co. Ltd.	2,880	79
	Dongwon Industries Co. Ltd.	415	78
	Jeil Pharmaceutical Co. Ltd.	3,563	77
*	BH Co. Ltd.	5,592	77
	Maeil Dairies Co. Ltd.	1,169	77
	Dawonsys Co. Ltd.	5,674	77
	Sangsangin Co. Ltd.	11,917	77
*	Seobu T&D	16,517	76
*	Osstem Implant Co. Ltd.	2,787	75
*	SBS Media Holdings Co. Ltd.	47,697	75
^,*	CUROCOM Co. Ltd.	39,320	74
*	Eutilex Co. Ltd.	1,480	74
	KEPCO Engineering & Construction Co. Inc.	5,282	73
	Hansae Co. Ltd.	7,440	73
	SL Corp.	6,678	73
	Cuckoo Homesys Co. Ltd.	2,535	73
	Sebang Global Battery Co. Ltd.	3,049	72
	L&F Co. Ltd.	4,546	72
	JW Pharmaceutical Corp.	2,970	72
	Lotte Chilsung Beverage Co. Ltd.	790	71
	Partron Co. Ltd.	10,577	70
	Advanced Process Systems Corp.	3,239	69
	Vieworks Co. Ltd.	2,342	68
	Samchully Co. Ltd.	1,099	67
*	Stcube	7,603	66
^,*	Dentium Co. Ltd.	2,128	66
*	DIO Corp.	2,745	65
^	BGF Co. Ltd.	16,233	64
^,*	Able C&C Co. Ltd.	7,592	63
*	iNtRON Biotechnology Inc.	5,970	63
	Hyosung Chemical Corp.	663	63
*	Hyosung Advanced Materials Corp.	931	63
*	Cafe24 Corp.	1,679	61
	KISWIRE Ltd.	5,113	61
^,*	Inscobee Inc.	25,963	60
	Halla Holdings Corp.	2,411	60
	LIG Nex1 Co. Ltd.	2,755	59
	Modetour Network Inc.	5,428	58
	IS Dongseo Co. Ltd.	2,765	58
	Namhae Chemical Corp.	8,782	56
*	Dongsung Pharmaceutical Co. Ltd.	5,053	56
	S&T Motiv Co. Ltd.	1,871	55
	Kumho Industrial Co. Ltd.	8,282	55
*	Wonik Holdings Co. Ltd.	17,538	55
*	Dongkuk Steel Mill Co. Ltd.	15,616	55
*	Hyundai Construction Equipment Co. Ltd.	3,580	54
^,*	Aprogen pharmaceuticals Inc.	31,444	54
	Dae Han Flour Mills Co. Ltd.	505	54
	SK Discovery Co. Ltd.	2,598	54
	LF Corp.	4,969	54

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	ICD Co. Ltd.	4,187	53
*	Anterogen Co. Ltd.	1,829	53
^,*	Feelux Co. Ltd.	12,362	52
	Doosan Co. Ltd.	1,562	52
	Tongyang Inc.	50,362	52
	Songwon Industrial Co. Ltd.	4,340	51
	Lotte Food Co. Ltd.	162	51
*	Vidente Co. Ltd.	9,421	51
	S&T Dynamics Co. Ltd.	11,365	51
	SK Gas Ltd.	797	50
	TES Co. Ltd.	2,989	49
	Harim Holdings Co. Ltd.	8,995	47
*	Lock&Lock Co. Ltd.	5,144	47
	LG HelloVision Co. Ltd.	12,615	47
	Jusung Engineering Co. Ltd.	10,459	47
	AK Holdings Inc.	2,228	46
*	NKMax Co. Ltd.	4,640	46
	SeAH Steel Holdings Corp.	1,906	45
	Nexen Tire Corp.	9,585	45
	Kolon Corp.	3,096	45
*	Samsung Pharmaceutical Co. Ltd.	13,586	45
	SPC Samlip Co. Ltd.	758	45
	JW Holdings Corp.	10,890	44
	Daekyo Co. Ltd.	11,162	44
	Korea Electric Terminal Co. Ltd.	1,823	43
	Hankook Technology Group Co. Ltd.	5,128	43
*	Hanwha Investment & Securities Co. Ltd.	28,944	42
	Hankook Shell Oil Co. Ltd.	194	42
	Green Cross Cell Corp.	1,282	41
	KC Tech Co. Ltd.	2,755	41
	NS Shopping Co. Ltd.	6,400	41
	Eugene Investment & Securities Co. Ltd.	17,472	41
*	KH Vatec Co. Ltd.	2,613	40
^,*	GNCO Co. Ltd.	33,968	40
	Namyang Dairy Products Co. Ltd.	148	39
	Young Poong Corp.	91	39
*,§	Hansol Holdings Co. Ltd.	15,649	39
*	Hanwha General Insurance Co. Ltd.	21,067	38
	KTB Investment & Securities Co. Ltd.	17,627	37
^,*	Peptron Inc.	2,998	37
*	Insun ENT Co. Ltd.	6,166	37
*	KCC Glass Corp.	1,536	36
	Lotte Confectionery Co. Ltd.	340	36
	Interpark Holdings Corp.	23,623	36
	CJ Freshway Corp.	2,037	35
*	Korea Line Corp.	2,370	35
§	Woongjin Thinkbig Co. Ltd.	15,509	35
	Samyang Corp.	1,042	34
	InBody Co. Ltd.	2,162	33
*	Doosan Fuel Cell Co. Ltd.	5,226	32
	Korea Asset In Trust Co. Ltd.	15,472	31
*	Taihan Electric Wire Co. Ltd.	58,282	31
*	Hyundai Electric & Energy System Co. Ltd.	4,423	30
	E1 Corp.	1,024	29
*	Hyosung Heavy Industries Corp.	1,938	29
	It’s Hanbul Co. Ltd.	2,175	27
*	Interflex Co. Ltd.	3,142	26
	Seah Besteel Corp.	3,350	26
*	Lutronic Corp.	5,622	25
	DB Financial Investment Co. Ltd.	8,526	25
*	Homecast Co. Ltd.	8,376	25
*	Coreana Cosmetics Co. Ltd.	5,638	24
	Kyobo Securities Co. Ltd.	4,032	24
*,§	KONA I Co. Ltd.	2,218	24

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sindoh Co. Ltd.	1,039	24
*	COSON Co. Ltd.	4,916	23
	Aekyung Industrial Co. Ltd.	984	23
	KISCO Corp.	7,103	23
	KC Co. Ltd.	2,009	23
*	Hancom Inc.	2,196	23
	Cell Biotech Co. Ltd.	1,908	23
	KT Skylife Co. Ltd.	3,297	21
	Huons Global Co. Ltd.	819	21
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	21
*	Agabang&Company	7,227	20
	Humedix Co. Ltd.	1,152	19
	Sungwoo Hitech Co. Ltd.	7,123	17
^,*,§	Cellumed Co. Ltd.	3,487	17
	Kolmar Korea Holdings Co. Ltd.	919	17
^	HLB Inc. Rights Exp. 05/29/2020	1,146	16
	GOLFZON Co. Ltd.	342	15
	Hanil Holdings Co. Ltd.	426	15
	Hyundai Livart Furniture Co. Ltd.	1,541	15
*,§	Yuyang DNU Co. Ltd.	14,731	15
*	Hansol Technics Co. Ltd.	2,839	14
	SeAH Steel Corp.	390	13
^,*	Ssangyong Motor Co.	9,829	13
	Tongyang Life Insurance Co. Ltd.	4,930	12
	Hyundai Corp.	941	11
	Sung Kwang Bend Co. Ltd.	2,178	11
*	Muhak Co. Ltd.	1,944	10
^,*	Esmo Corp.	27,286	10
*	Taewoong Co. Ltd.	1,783	8
*	Lumens Co. Ltd.	5,290	8
*,§	CNK International Co. Ltd.	78	—
			251,095
Spain (0.7%)
*	Iberdrola SA	2,117,533	21,065
	Banco Santander SA (XMAD)	5,440,768	12,157
	Industria de Diseno Textil SA	374,740	9,598
	Banco Bilbao Vizcaya Argentaria SA	2,340,615	7,651
	Telefonica SA	1,631,492	7,460
	Amadeus IT Group SA	147,180	7,025
[1]	Cellnex Telecom SA	97,573	5,104
*	Repsol SA	509,218	4,622
*	Ferrovial SA	168,709	4,224
	Grifols SA	109,739	3,745
*,1	Aena SME SA	25,274	3,199
	Red Electrica Corp. SA	154,753	2,724
	Endesa SA	114,361	2,537
	CaixaBank SA	1,402,725	2,524
*	ACS Actividades de Construccion y Servicios SA	88,430	2,211
	Enagas SA	87,288	2,037
	Naturgy Energy Group SA	106,899	1,889
	Inmobiliaria Colonial Socimi SA	121,001	1,169
*	Siemens Gamesa Renewable Energy SA	77,948	1,160
	Merlin Properties Socimi SA	112,431	1,043
	Bankinter SA	252,308	1,042
	Bolsas y Mercados Espanoles SHMSF SA	27,387	999
	Viscofan SA	13,510	866
	Banco de Sabadell SA	1,989,273	825
	Acciona SA	7,065	700
	Mapfre SA	375,765	690
	Ebro Foods SA	28,572	608
*	Masmovil Ibercom SA	29,023	548
	Banco Santander SA ADR	246,588	535
	Zardoya Otis SA	66,393	462
	Bankia SA	453,021	461

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Banco Santander SA (XMEX)	195,913	423
	Acerinox SA	54,520	411
	Melia Hotels International SA	88,727	407
	Faes Farma SA	89,838	393
	Cia de Distribucion Integral Logista Holdings SA	21,015	375
*	Indra Sistemas SA	42,840	369
*	Pharma Mar SA	59,991	359
	Applus Services SA	47,724	313
	CIE Automotive SA	17,148	299
[1]	Gestamp Automocion SA	118,433	297
*	Almirall SA	22,677	292
	Grifols SA Preference Shares	13,848	285
*	Fluidra SA	21,756	242
	Construcciones y Auxiliar de Ferrocarriles SA	7,051	241
*	Sacyr SA	128,465	241
[1]	Euskaltel SA	29,552	236
*,1	Neinor Homes SA	26,333	231
	Prosegur Cia de Seguridad SA	98,413	217
*	Mediaset Espana Comunicacion SA	52,714	189
*	Tecnicas Reunidas SA	10,072	154
[1]	Unicaja Banco SA	284,134	154
^	Ence Energia y Celulosa SA	44,717	144
*,1	Aedas Homes SA	6,664	102
^,*	Distribuidora Internacional de Alimentacion SA	698,255	101
[1]	Prosegur Cash SA	110,532	96
	Liberbank SA	481,493	96
*,1	Global Dominion Access SA	31,040	95
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	86
	Lar Espana Real Estate Socimi SA	21,012	86
*	Promotora de Informaciones SA	127,116	84
[1]	Metrovacesa SA	14,260	79
	NH Hotel Group SA	7,070	25
*,§	Let’s GOWEX SA	3,921	—
			118,002
Sweden (0.9%)
	Telefonaktiebolaget LM Ericsson Class B	1,052,384	8,991
	Investor AB Class B	173,428	8,619
	Atlas Copco AB Class A	217,749	7,505
*	Essity AB Class B	219,611	7,114
*	Volvo AB Class B	538,913	6,906
*	Sandvik AB	379,986	5,845
^,*	Assa Abloy AB Class B	322,585	5,775
*	Svenska Handelsbanken AB Class A	522,952	4,773
	Atlas Copco AB Class B	144,094	4,457
*	Hexagon AB Class B	89,888	4,411
*	Swedbank AB Class A	366,638	4,339
*	Skandinaviska Enskilda Banken AB Class A	525,172	4,323
	Hennes & Mauritz AB Class B	314,304	4,296
	Swedish Match AB	60,046	3,711
	Telia Co. AB	922,600	3,208
	Tele2 AB	191,811	2,473
*	Skanska AB Class B	128,672	2,448
*	Svenska Cellulosa AB SCA Class B	224,132	2,377
	Epiroc AB Class A	236,485	2,367
	Skf AB	141,310	2,230
*	Alfa Laval AB	115,065	2,150
^	Nibe Industrier AB Class B	110,247	2,057
[1]	Evolution Gaming Group AB	43,781	2,005
^	Boliden AB	98,268	1,981
	Investor AB Class A	38,280	1,888
	Kinnevik AB	86,711	1,782
	Castellum AB	98,958	1,736
*	Industrivarden AB Class A	82,452	1,692
	Lundin Energy AB	63,716	1,639

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Getinge AB	79,568	1,525
	Fabege AB	121,613	1,441
*	Fastighets AB Balder Class B	35,299	1,395
	Epiroc AB Class B	129,457	1,277
^	Securitas AB Class B	104,301	1,234
*	Swedish Orphan Biovitrum AB	63,974	1,226
	Elekta AB Class B	134,710	1,224
^,*	ICA Gruppen AB	27,686	1,211
	Indutrade AB	36,220	1,164
*	L E Lundbergforetagen AB Class B	27,568	1,157
	Electrolux AB Class B	79,280	1,084
*	Trelleborg AB Class B	83,705	1,066
*	Industrivarden AB Class C	51,904	1,062
	Aak AB	62,394	1,019
*	EQT AB	69,895	966
*	Holmen AB	33,555	963
	Axfood AB	39,318	836
	Husqvarna AB	138,819	835
*,1	Dometic Group AB	121,601	813
*	Sweco AB Class B	22,370	764
	BillerudKorsnas AB	59,033	744
*	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	381,533	739
*	Lifco AB Class B	15,257	721
*	Saab AB Class B	31,604	721
	Loomis AB Class B	28,386	692
*	Wihlborgs Fastigheter AB	44,260	632
*	Hexpol AB	86,115	619
[1]	Thule Group AB	32,923	614
	Wallenstam AB	57,901	600
	Investment AB Latour Class B	40,009	598
	AF Poyry AB	32,798	596
*,1	Bravida Holding AB	68,786	555
	Nordic Entertainment Group AB Class B	22,612	536
	Peab AB Class B	68,429	521
	Avanza Bank Holding AB	42,615	515
	NCC AB Class B	32,820	500
	Kungsleden AB	65,640	500
*	AddTech AB	18,126	491
	Hufvudstaden AB Class A	37,568	481
	Vitrolife AB	26,073	473
*	SSAB AB Class B	198,139	458
*	Sectra AB Class B	10,142	431
	Beijer Ref AB	20,814	428
*	Nyfosa AB	69,774	427
	Arjo AB	86,418	427
	Dios Fastigheter AB	68,617	423
	Jm AB	22,497	417
	Mycronic AB	21,331	356
^,*	Intrum AB	23,125	353
	Bure Equity AB	18,758	342
*	Pandox AB Class B	28,722	304
	Telefonaktiebolaget LM Ericsson Class A	32,173	304
	Nolato AB Class B	5,301	279
*	Catena AB	8,409	268
	Klovern AB	183,923	248
*	Modern Times Group MTG AB Class B	24,466	246
*	Betsson AB	43,587	246
*	Bilia AB	29,824	202
	Lindab International AB	21,286	195
	Atrium Ljungberg AB	13,772	191
*	Cloetta AB	80,284	185
*	Electrolux Professional AB Class B	79,280	183
*	Svenska Handelsbanken AB Class B	18,027	180
[1]	Resurs Holding AB	47,568	175

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	NetEnt AB	49,735	172
	Ratos AB	70,826	168
*	SSAB AB Class A	68,745	165
*	Concentric AB	13,287	150
	Samhallsbyggnadsbolaget i Norden AB	54,795	148
*,1	Attendo AB	38,500	146
	Klovern AB Preference Shares	4,687	145
*,1	Munters Group AB	34,173	144
	Nobia AB	38,056	142
^,1	Scandic Hotels Group AB	30,513	140
	Sagax AB Preference Shares	35,999	128
*	Adapteo Oyj	16,699	120
	Bonava AB Class B	24,050	117
^,*	Hansa Biopharma AB	9,693	116
	Investment AB Oresund	10,840	113
	SkiStar AB	11,188	104
	Clas Ohlson AB	11,122	98
*	Svenska Cellulosa AB SCA Class A	6,670	72
*	Mekonomen AB	13,668	71
^,*	SAs Ab	73,479	69
	Ncc Ab Class A	1,486	23
*	Collector AB	10,670	16
	Sagax AB	3,641	11
	Bonava AB	1,921	10
			157,064
Switzerland (2.8%)
*	Nestle SA	1,037,777	109,911
	Roche Holding AG	249,940	86,554
	Novartis AG	763,440	65,151
	Zurich Insurance Group AG	52,475	16,637
	UBS Group AG	1,207,746	12,932
	ABB Ltd.	632,362	12,004
*	Lonza Group AG	26,240	11,458
	Givaudan SA	3,297	11,056
	Cie Financiere Richemont SA	182,406	10,349
*	Alcon Inc.	165,816	8,751
*	Sika AG	50,758	8,396
	Credit Suisse Group AG	877,398	8,011
	SWISS RE AG	99,607	7,238
	LafargeHolcim Ltd. (XSWX)	146,048	6,066
	Geberit AG	12,520	5,599
	SGS SA-REG	2,099	4,735
	Swisscom AG	8,972	4,662
	Partners Group Holding AG	5,867	4,623
	Swiss Life Holding AG	11,735	4,161
	Sonova Holding AG	19,213	3,470
	Schindler Holding AG	15,342	3,414
	Chocoladefabriken Lindt & Spruengli AG (Registered)	38	3,190
	Roche Holding AG (Bearer)	9,094	3,158
*	Julius Baer Group Ltd.	80,057	3,144
	Temenos AG	22,009	2,852
	Adecco Group AG	63,169	2,764
	Straumann Holding AG	3,599	2,738
	Chocoladefabriken Lindt & Spruengli AG	350	2,726
	Logitech International SA	56,579	2,725
	Kuehne & Nagel International AG	18,020	2,578
	Swiss Prime Site AG	26,889	2,560
	Vifor Pharma AG	16,644	2,497
	Baloise Holding AG	16,688	2,497
	Swatch Group AG (Bearer)	11,525	2,313
	Barry Callebaut AG	1,085	2,124
	PSP Swiss Property AG	14,812	1,721
	EMS-Chemie Holding AG	2,489	1,610
[1]	VAT Group AG	9,435	1,557

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	ams AG	117,018	1,536
*	Clariant AG	81,535	1,507
*	SIG Combibloc Group AG	91,079	1,475
	LafargeHolcim Ltd. (XPAR)	34,256	1,432
	Tecan Group AG	4,121	1,327
	Schindler Holding AG (Registered)	6,139	1,320
[1]	Galenica AG	18,311	1,311
	Helvetia Holding AG	12,616	1,150
	Belimo Holding AG	165	1,098
*	Georg Fischer AG	1,372	1,024
*	Allreal Holding AG	5,404	1,004
*,1	Sunrise Communications Group AG	11,655	934
*	Cembra Money Bank AG	9,418	895
	Banque Cantonale Vaudoise	985	870
^,*	Idorsia Ltd.	29,586	857
	Pargesa Holding SA	11,916	848
*	Flughafen Zurich AG	6,512	805
*	DKSH Holding AG	13,455	758
*	Siegfried Holding AG	1,537	701
	Emmi AG	682	626
^,*	Stadler Rail AG	13,654	597
*	Mobimo Holding AG	2,139	590
*	Bucher Industries AG	2,048	578
	Valiant Holding AG	5,927	572
^	Bachem Holding AG	2,376	561
	Landis&Gyr Group AG	8,113	548
	Bkw AG	6,556	532
^	OC Oerlikon Corp. AG	67,575	507
	dormakaba Holding AG	972	485
	Daetwyler Holding AG	2,790	478
	Forbo Holding AG	345	463
	Vontobel Holding AG	8,625	448
	Inficon Holding AG	629	425
	SFS Group AG	5,340	423
*	St. Galler Kantonalbank AG	974	421
	Conzzeta AG	469	402
	Interroll Holding AG	207	394
	Sulzer AG	5,560	393
	Berner Kantonalbank AG	1,628	380
*	VZ Holding AG	5,300	370
	Huber & Suhner AG	5,296	338
*	Arbonia AG	39,618	336
	Dufry AG	9,898	324
*	Schweiter Technologies AG	311	309
*	Comet Holding AG	2,281	306
*	Kardex AG	1,827	264
	Burckhardt Compression Holding AG	1,205	244
	LEM Holding SA	187	242
	Liechtensteinische Landesbank AG	3,879	221
	ALSO Holding AG	1,028	211
	Intershop Holding AG	367	188
	Implenia AG	4,586	188
	Swatch Group AG (Registered)	4,718	183
*	Vetropack Holding AG	62	183
*	Valora Holding AG	981	176
^,*	COSMO Pharmaceuticals NV	2,263	172
	Ypsomed Holding AG	1,264	166
*	Komax Holding AG	1,091	158
^,*	Basilea Pharmaceutica AG	3,005	151
	Swissquote Group Holding SA	2,287	149
*	u-blox Holding AG	2,049	144
*,1	Medacta Group SA	2,055	143
^	Bobst Group SA	2,817	141
^,*	EFG International AG	22,302	138

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Bell Food Group AG	520	133
*	Aryzta AG	305,283	124
^,*,§	Alpiq Holding AG	1,608	117
	Leonteq AG	3,057	110
	Zehnder Group AG	2,774	109
*	Rieter Holding AG	1,012	99
*	VP Bank AG	742	98
*	GAM Holding AG	44,025	92
^,*	Bossard Holding AG	682	85
*	Autoneum Holding AG	940	83
*	Hiag Immobilien Holding AG	865	79
*	Ascom Holding AG	9,618	73
	Apg Sga SA	321	59
			485,313
Taiwan (1.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,371,165	54,183
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	662,839	35,217
	Hon Hai Precision Industry Co. Ltd.	4,237,520	10,890
	MediaTek Inc.	526,086	7,264
	Formosa Plastics Corp.	1,746,873	5,128
	Largan Precision Co. Ltd.	37,020	5,046
	Nan Ya Plastics Corp.	1,996,423	4,417
	CTBC Financial Holding Co. Ltd.	6,456,715	4,303
	Uni-President Enterprises Corp.	1,728,992	4,026
	Cathay Financial Holding Co. Ltd.	2,924,895	3,903
	Mega Financial Holding Co. Ltd.	3,797,769	3,820
	Fubon Financial Holding Co. Ltd.	2,661,880	3,764
	Chunghwa Telecom Co. Ltd. ADR	99,038	3,646
	Delta Electronics Inc.	774,471	3,612
	E.Sun Financial Holding Co. Ltd.	3,861,624	3,509
	Formosa Chemicals & Fibre Corp.	1,181,259	2,992
	China Steel Corp.	4,455,390	2,984
	ASE Technology Holding Co. Ltd.	1,196,636	2,666
	Taiwan Cement Corp.	1,697,994	2,450
	First Financial Holding Co. Ltd.	3,288,981	2,422
	Hua Nan Financial Holdings Co. Ltd.	3,603,044	2,340
	President Chain Store Corp.	212,137	2,194
	Yuanta Financial Holding Co. Ltd.	3,811,965	2,173
	Catcher Technology Co. Ltd.	279,310	2,116
	Taiwan Cooperative Financial Holding Co. Ltd.	3,118,313	2,094
	Quanta Computer Inc.	963,450	2,082
	Hotai Motor Co. Ltd.	112,000	2,068
	Taiwan Mobile Co. Ltd.	564,800	2,035
	Yageo Corp.	146,473	1,895
	United Microelectronics Corp.	3,598,180	1,862
	Chailease Holding Co. Ltd.	462,417	1,757
	Asustek Computer Inc.	259,169	1,752
	Shanghai Commercial & Savings Bank Ltd.	1,093,000	1,610
	Pegatron Corp.	718,954	1,577
	SinoPac Financial Holdings Co. Ltd.	3,706,756	1,509
	Realtek Semiconductor Corp.	173,420	1,485
	Formosa Petrochemical Corp.	488,140	1,465
	Taishin Financial Holding Co. Ltd.	3,408,349	1,450
	Chang Hwa Commercial Bank Ltd.	2,198,780	1,438
	China Development Financial Holding Corp.	4,698,580	1,422
	Accton Technology Corp.	194,000	1,406
	Advantech Co. Ltd.	146,266	1,383
	Win Semiconductors Corp.	150,151	1,342
	Walsin Technology Corp.	187,968	1,331
	Novatek Microelectronics Corp.	210,025	1,306
	Far EasTone Telecommunications Co. Ltd.	585,000	1,303
	Asia Cement Corp.	875,264	1,286
	Far Eastern New Century Corp.	1,357,279	1,179
	Shin Kong Financial Holding Co. Ltd.	3,993,875	1,137

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Chunghwa Telecom Co. Ltd.	300,000	1,103
	Lite-On Technology Corp.	706,988	1,099
	Airtac International Group	49,884	956
	Globalwafers Co. Ltd.	75,000	955
	Compal Electronics Inc.	1,452,323	926
	Silergy Corp.	23,000	914
	Micro-Star International Co. Ltd.	290,000	900
*	Wiwynn Corp.	35,000	898
	Acer Inc.	1,613,551	893
	Powertech Technology Inc.	265,000	886
	Wistron Corp.	929,152	871
	Pou Chen Corp.	896,524	844
	Inventec Corp.	1,064,554	836
	Zhen Ding Technology Holding Ltd.	228,700	821
	Hiwin Technologies Corp.	83,612	798
	Vanguard International Semiconductor Corp.	338,000	784
	Taiwan High Speed Rail Corp.	674,000	770
	WPG Holdings Ltd.	590,440	769
	Macronix International	606,903	724
	Foxconn Technology Co. Ltd.	366,514	704
	Cheng Shin Rubber Industry Co. Ltd.	610,379	702
	Feng TAY Enterprise Co. Ltd.	121,258	690
	FLEXium Interconnect Inc.	187,154	674
*	China Life Insurance Co. Ltd.	984,500	672
	Eclat Textile Co. Ltd.	65,166	651
	Phison Electronics Corp.	67,000	636
	Eva Airways Corp.	1,651,817	635
	Chroma ATE Inc.	136,000	627
	Innolux Corp.	2,868,885	623
	Tripod Technology Corp.	176,000	622
	Taiwan Business Bank	1,688,862	612
*	Tatung Co. Ltd.	844,000	606
	Giant Manufacturing Co. Ltd.	102,881	606
	Simplo Technology Co. Ltd.	57,640	599
	Chicony Electronics Co. Ltd.	212,231	598
	Nanya Technology Corp.	277,324	595
	ITEQ Corp.	122,525	591
	Unimicron Technology Corp.	406,000	575
	Synnex Technology International Corp.	427,498	571
	Parade Technologies Ltd.	23,000	565
	Teco Electric and Machinery Co. Ltd.	612,000	551
	Sino-American Silicon Products Inc.	178,000	526
	Walsin Lihwa Corp.	1,170,000	513
	Radiant Opto-Electronics Corp.	149,314	490
	Genius Electronic Optical Co. Ltd.	29,911	481
	King Yuan Electronics Co. Ltd.	394,000	472
	Merida Industry Co. Ltd.	92,400	472
	Compeq Manufacturing Co. Ltd.	351,000	464
	Great Wall Enterprise Co. Ltd.	335,501	464
	Elite Material Co. Ltd.	107,000	462
	Career Technology MFG. Co. Ltd.	481,885	454
	Winbond Electronics Corp.	976,726	453
	AU Optronics Corp. ADR	176,018	451
	Poya International Co. Ltd.	26,450	442
	King’s Town Bank Co. Ltd.	412,000	440
	ASPEED Technology Inc.	11,000	435
	Epistar Corp.	325,044	414
	Taichung Commercial Bank Co. Ltd.	1,070,953	410
	Highwealth Construction Corp.	278,540	406
	Formosa Taffeta Co. Ltd.	352,000	401
	Taiwan Sakura Corp.	252,000	399
	Taiwan Secom Co. Ltd.	134,675	398
	Sinbon Electronics Co. Ltd.	81,499	397
	ASMedia Technology Inc.	14,000	389

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Standard Foods Corp.	168,400	380
	Lien Hwa Industrial Holdings Corp.	262,660	378
	Taiwan Fertilizer Co. Ltd.	244,000	376
	IBF Financial Holdings Co. Ltd.	1,011,274	371
	Chia Hsin Cement Corp.	643,000	370
	Voltronic Power Technology Corp.	15,545	369
	Nien Made Enterprise Co. Ltd.	47,000	361
	E Ink Holdings Inc.	349,000	360
	Nan Kang Rubber Tire Co. Ltd.	268,493	359
	Chipbond Technology Corp.	189,000	356
	TA Chen Stainless Pipe	398,524	354
	International Games System Co. Ltd.	19,000	354
	Ruentex Development Co. Ltd.	235,792	351
	AU Optronics Corp.	1,326,000	349
	Ruentex Industries Ltd.	151,960	348
	United Integrated Services Co. Ltd.	50,200	317
	Taiwan Union Technology Corp.	70,000	316
	Far Eastern International Bank	884,628	315
	Far Eastern Department Stores Ltd.	405,115	313
	Elan Microelectronics Corp.	94,400	303
	Eternal Materials Co. Ltd.	321,919	289
	Grape King Bio Ltd.	43,000	285
	Merry Electronics Co. Ltd.	59,798	279
	Mitac Holdings Corp.	273,741	278
	Taiwan Surface Mounting Technology Corp.	92,250	277
	HTC Corp.	275,491	275
	Taiwan PCB Techvest Co. Ltd.	243,000	274
	TXC Corp.	127,000	274
*	Dynamic Electronics Co. Ltd.	421,000	269
	Sunonwealth Electric Machine Industry Co. Ltd.	206,000	269
	Gigabyte Technology Co. Ltd.	155,000	268
	TCI Co. Ltd.	35,022	268
	Lextar Electronics Corp.	447,000	261
*	Evergreen Marine Corp. Taiwan Ltd.	703,956	261
	Bank of Kaohsiung Co. Ltd.	810,859	260
	Lotes Co. Ltd.	23,198	258
	China Airlines Ltd.	935,000	258
	momo.com Inc.	16,000	258
	Makalot Industrial Co. Ltd.	59,447	253
	Li Peng Enterprise Co. Ltd.	1,236,600	253
*	Gold Circuit Electronics Ltd.	226,000	248
	Goldsun Building Materials Co. Ltd.	540,000	248
	Qisda Corp.	433,000	244
	CTCI Corp.	214,000	237
	China Petrochemical Development Corp.	865,567	234
	King Slide Works Co. Ltd.	22,000	229
	International CSRC Investment Holdings Co.	323,447	228
*	TaiMed Biologics Inc.	69,000	222
	Capital Securities Corp.	667,220	220
	Bizlink Holding Inc.	33,616	219
	Transcend Information Inc.	92,000	217
	Global Unichip Corp.	27,000	217
	eMemory Technology Inc.	23,000	216
	Hota Industrial Manufacturing Co. Ltd.	67,936	213
	Tung Ho Steel Enterprise Corp.	273,000	211
	Nan Ya Printed Circuit Board Corp.	89,000	211
	Cheng Uei Precision Industry Co. Ltd.	164,000	209
	Cheng Loong Corp.	293,000	208
	Tong Hsing Electronic Industries Ltd.	51,000	207
	Chilisin Electronics Corp.	58,325	205
	Alpha Networks Inc.	278,000	205
§	Yageo Corp. GDR	4,000	204
	Tong Yang Industry Co. Ltd.	170,000	203
	Jentech Precision Industrial Co. Ltd.	28,000	203

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	LandMark Optoelectronics Corp.	21,600	202
	Clevo Co.	182,628	201
	Taiwan FamilyMart Co. Ltd.	27,000	201
	General Interface Solution Holding Ltd.	63,000	200
	Aten International Co. Ltd.	65,000	200
*	Fusheng Precision Co. Ltd.	36,000	199
	Huaku Development Co. Ltd.	65,000	198
	United Microelectronics Corp. ADR	78,841	197
	Jih Sun Financial Holdings Co. Ltd.	620,710	196
	ChipMOS Technologies Inc.	188,682	193
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	193
	Wistron NeWeb Corp.	92,400	192
	Visual Photonics Epitaxy Co. Ltd.	65,250	192
	Taiwan Glass Industry Corp.	636,842	191
	Sercomm Corp.	76,000	190
	Wan Hai Lines Ltd.	336,000	189
	Advanced Ceramic X Corp.	18,000	188
	Yulon Finance Corp.	55,000	185
	Run Long Construction Co. Ltd.	93,000	184
	Holy Stone Enterprise Co. Ltd.	44,200	183
	Test Research Inc.	105,000	182
	Shin Zu Shing Co. Ltd.	41,000	180
	WT Microelectronics Co. Ltd.	138,986	179
	Getac Technology Corp.	120,000	179
	Taiwan Paiho Ltd.	77,000	176
	Kinpo Electronics	405,000	176
	YFY Inc.	403,000	172
	Topco Scientific Co. Ltd.	50,047	172
*	Asia Pacific Telecom Co. Ltd.	748,508	172
	Egis Technology Inc.	27,000	171
	Taiwan Cogeneration Corp.	155,000	171
	Wafer Works Corp.	156,436	170
	Greatek Electronics Inc.	112,000	170
	China Steel Chemical Corp.	48,000	169
	Chong Hong Construction Co. Ltd.	61,152	168
*	TPK Holding Co. Ltd.	117,958	165
	St. Shine Optical Co. Ltd.	14,000	163
	HannStar Display Corp.	775,265	162
	Ardentec Corp.	181,903	159
	Unitech Printed Circuit Board Corp.	210,120	158
	Charoen Pokphand Enterprise	75,000	158
	Pixart Imaging Inc.	27,000	158
	Sunny Friend Environmental Technology Co. Ltd.	18,000	156
*	PharmaEssentia Corp.	50,000	156
*	Brighton-Best International Taiwan Inc.	179,000	155
*	Microbio Co. Ltd.	234,000	152
*	Federal Corp.	276,612	152
	Chunghwa Precision Test Tech Co. Ltd.	7,000	152
	Global Mixed Mode Technology Inc.	34,000	148
*	Nan Pao Resins Chemical Co. Ltd.	34,000	148
	Chlitina Holding Ltd.	22,400	147
	Advanced Wireless Semiconductor Co.	48,437	146
	Shinkong Synthetic Fibers Corp.	396,000	145
*	Alchip Technologies Ltd.	14,882	145
	Cub Elecparts Inc.	30,419	144
	Test Rite International Co. Ltd.	224,000	144
*	XinTec Inc.	53,000	144
	Arcadyan Technology Corp.	53,099	143
	Asia Optical Co. Inc.	59,000	142
	Sanyang Motor Co. Ltd.	214,000	142
	Yulon Motor Co. Ltd.	244,000	141
	Cleanaway Co. Ltd.	27,000	141
	Soft-World International Corp.	50,000	140
	Prince Housing & Development Corp.	412,050	140

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Everlight Electronics Co. Ltd.	125,000	136
	Sonix Technology Co. Ltd.	88,000	135
	Zeng Hsing Industrial Co. Ltd.	31,000	135
	Lite-On Semiconductor Corp.	97,000	134
	TTY Biopharm Co. Ltd.	56,541	134
	BES Engineering Corp.	560,000	133
	Holtek Semiconductor Inc.	60,000	133
	Oriental Union Chemical Corp.	236,000	133
	Sampo Corp.	205,600	133
*	Mercuries Life Insurance Co. Ltd.	410,156	132
	Primax Electronics Ltd.	84,000	131
	Sitronix Technology Corp.	27,000	131
	ScinoPharm Taiwan Ltd.	133,245	129
*	Grand Pacific Petrochemical	257,000	129
*	United Renewable Energy Co. Ltd.	733,596	129
	Kindom Development Co. Ltd.	147,000	129
	Syncmold Enterprise Corp.	48,750	127
	Weltrend Semiconductor	141,599	126
	Lung Yen Life Service Corp.	67,000	126
	Wisdom Marine Lines Co. Ltd.	147,706	124
	Radium Life Tech Co. Ltd.	352,440	124
	Chicony Power Technology Co. Ltd.	63,000	123
*	OBI Pharma Inc.	41,014	122
	Asia Vital Components Co. Ltd.	90,000	122
	YungShin Global Holding Corp.	81,400	121
	TaiDoc Technology Corp.	19,000	121
*	AURAS Technology Co. Ltd.	21,000	121
	Advanced International Multitech Co. Ltd.	109,000	120
	TSRC Corp.	220,925	120
	U-Ming Marine Transport Corp.	121,000	120
	Ton Yi Industrial Corp.	389,000	119
	Cathay Real Estate Development Co. Ltd.	178,200	118
	Ginko International Co. Ltd.	22,000	115
	UPC Technology Corp.	344,265	115
	Coretronic Corp.	107,400	114
	Lealea Enterprise Co. Ltd.	470,000	112
	Machvision Inc.	10,006	112
	Hannstar Board Corp.	84,000	112
	China Motor Corp.	104,800	111
	Senao International Co. Ltd.	114,000	111
*	Nichidenbo Corp.	68,000	111
	Sporton International Inc.	16,802	111
	Wei Chuan Foods Corp.	152,000	111
	Faraday Technology Corp.	76,800	110
	Sigurd Microelectronics Corp.	89,781	109
	Chaun-Choung Technology Corp.	13,000	109
	Kinsus Interconnect Technology Corp.	62,000	108
	China Man-Made Fiber Corp.	496,733	108
	Taiwan Styrene Monomer	190,450	108
	Center Laboratories Inc.	66,159	106
	Tainan Spinning Co. Ltd.	345,543	106
	Mercuries & Associates Holding Ltd.	143,929	106
*	Innodisk Corp.	17,000	106
	Taiyen Biotech Co. Ltd.	100,000	104
	Pan Jit International Inc.	127,800	104
*	Rexon Industrial Corp. Ltd.	43,000	103
	Firich Enterprises Co. Ltd.	107,132	103
	Foxsemicon Integrated Technology Inc.	18,900	103
	Dynapack International Technology Corp.	43,000	102
	China General Plastics Corp.	167,706	102
*	CMC Magnetics Corp.	386,080	101
	Supreme Electronics Co. Ltd.	90,000	101
	Farglory Land Development Co. Ltd.	70,000	100
	Longchen Paper & Packaging Co. Ltd.	221,941	99

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Taiwan Semiconductor Co. Ltd.	77,000	98
*	Via Technologies Inc.	94,000	98
	Systex Corp.	36,000	98
*	Lotus Pharmaceutical Co. Ltd.	39,000	97
	Namchow Holdings Co. Ltd.	64,000	97
*	Silicon Integrated Systems Corp.	249,000	96
	Darfon Electronics Corp.	77,000	96
	President Securities Corp.	212,549	96
	Infortrend Technology Inc.	242,000	95
	Nantex Industry Co. Ltd.	93,000	94
*	AGV Products Corp.	390,440	94
	USI Corp.	222,645	93
	Kung Long Batteries Industrial Co. Ltd.	19,000	93
	Lingsen Precision Industries Ltd.	278,000	92
*	AmTRAN Technology Co. Ltd.	359,000	92
	Sinyi Realty Inc.	103,358	92
	Flytech Technology Co. Ltd.	39,853	91
	Yieh Phui Enterprise Co. Ltd.	305,136	91
	Gourmet Master Co. Ltd.	28,245	91
	Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	90
	Chin-Poon Industrial Co. Ltd.	105,000	90
	Elite Semiconductor Memory Technology Inc.	66,000	90
	Yulon Nissan Motor Co. Ltd.	10,000	90
	AcBel Polytech Inc.	126,000	87
	A-DATA Technology Co. Ltd.	46,190	87
*	Medigen Biotechnology Corp.	49,000	87
	FocalTech Systems Co. Ltd.	80,923	87
	China Metal Products	101,000	85
	Taiwan TEA Corp.	174,000	83
	Concraft Holding Co. Ltd.	19,576	83
	Tyntek Corp.	194,000	83
	YC INOX Co. Ltd.	103,000	82
	TA-I Technology Co. Ltd.	30,750	82
	Formosa International Hotels Corp.	17,058	80
	Xxentria Technology Materials Corp.	44,000	80
	Ennoconn Corp.	12,277	79
	SDI Corp.	49,000	79
	Topkey Corp.	21,000	78
	Casetek Holdings Ltd.	49,877	78
*	Fulgent Sun International Holding Co. Ltd.	24,000	78
	Hung Sheng Construction Ltd.	128,640	76
	D-Link Corp.	184,212	75
*	PChome Online Inc.	22,587	75
*	HannsTouch Solution Inc.	200,133	74
	Kuo Toong International Co. Ltd.	127,374	74
*	Shining Building Business Co. Ltd.	237,915	72
	Elite Advanced Laser Corp.	30,412	72
	ASE Technology Holding Co. Ltd. ADR	16,369	71
	Kinik Co.	36,000	71
	Evergreen International Storage & Transport Corp.	160,000	71
	Asia Polymer Corp.	122,836	71
*	Gemtek Technology Corp.	102,000	71
	Depo Auto Parts Ind Co. Ltd.	45,000	71
	Wah Lee Industrial Corp.	38,000	69
	Quanta Storage Inc.	59,000	69
	Rechi Precision Co. Ltd.	120,000	69
	FSP Technology Inc.	84,000	68
	Gloria Material Technology Corp.	125,000	67
	OptoTech Corp.	91,312	66
	Rich Development Co. Ltd.	208,000	65
	WUS Printed Circuit Co. Ltd.	62,730	64
*	Yang Ming Marine Transport Corp.	281,030	64
	Taiflex Scientific Co. Ltd.	40,800	63
*	Ritek Corp.	374,424	63

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Ho Tung Chemical Corp.	251,141	62
	Hsin Kuang Steel Co. Ltd.	78,000	62
	Everlight Chemical Industrial Corp.	131,240	62
	Huang Hsiang Construction Corp.	55,000	62
	Adlink Technology Inc.	27,584	61
	Sunplus Technology Co. Ltd.	171,000	60
	Formosan Rubber Group Inc.	99,890	60
	Vivotek Inc.	25,000	60
*	Unizyx Holding Corp.	112,000	59
*	Newmax Technology Co. Ltd.	33,000	58
	China Chemical & Pharmaceutical Co. Ltd.	82,000	58
	ITE Technology Inc.	37,000	58
	Pharmally International Holding Co. Ltd.	10,673	58
*	Taiwan Land Development Corp.	243,731	56
	Darwin Precisions Corp.	142,000	56
	L&K Engineering Co. Ltd.	65,000	56
	Hu Lane Associate Inc.	23,000	55
	Hong Pu Real Estate Development Co. Ltd.	75,000	55
	CyberTAN Technology Inc.	109,000	54
	Swancor Holding Co. Ltd.	22,000	53
*,§	Unity Opto Technology Co. Ltd.	378,000	52
	Iron Force Industrial Co. Ltd.	17,000	52
*	Roo Hsing Co. Ltd.	168,000	52
	Pan-International Industrial Corp.	80,000	51
*	Orient Semiconductor Electronics Ltd.	120,605	49
	Sincere Navigation Corp.	95,790	47
*	Phihong Technology Co. Ltd.	193,000	47
	Wowprime Corp.	20,665	47
	Posiflex Technology Inc.	15,169	46
	Johnson Health Tech Co. Ltd.	21,105	46
*	CSBC Corp. Taiwan	61,678	45
	KEE TAI Properties Co. Ltd.	131,000	43
	TYC Brother Industrial Co. Ltd.	53,000	43
	Cyberlink Corp.	11,000	42
	Basso Industry Corp.	29,200	41
	Altek Corp.	61,600	40
	Toung Loong Textile Manufacturing	44,000	40
	Ichia Technologies Inc.	87,000	39
	China Electric Manufacturing Corp.	90,400	39
	Chung Hwa Pulp Corp.	152,421	39
	IEI Integration Corp.	32,605	38
	CHC Healthcare Group	31,268	38
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	38
	Jess-Link Products Co. Ltd.	35,750	37
	Ta Ya Electric Wire & Cable	111,280	37
*	ALI Corp.	66,811	34
	Tong-Tai Machine & Tool Co. Ltd.	74,560	33
	Global Brands Manufacture Ltd.	67,000	32
*	Yeong Guan Energy Technology Group Co. Ltd.	15,000	31
	Sheng Yu Steel Co. Ltd.	56,000	30
	PharmaEngine Inc.	17,038	30
	Nien Hsing Textile Co. Ltd.	54,945	29
	Globe Union Industrial Corp.	65,000	29
	Li Cheng Enterprise Co. Ltd.	26,500	28
	Ability Enterprise Co. Ltd.	69,000	28
*	Etron Technology Inc.	127,000	28
*	Elitegroup Computer Systems Co. Ltd.	73,000	27
	Zinwell Corp.	43,000	23
	Brogent Technologies Inc.	5,529	22
*	Gigasolar Materials Corp.	6,400	20
*	Tung Thih Electronic Co. Ltd.	12,000	19
*	Motech Industries Inc.	85,447	15
*	Gigastorage Corp.	20,647	7
*,§	XPEC Entertainment Inc.	21,468	—

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	—
			298,820
Thailand (0.3%)
	PTT PCL (Foreign)	5,090,480	5,558
	CP ALL PCL (Foreign)	1,932,300	4,224
	Airports of Thailand PCL (Foreign)	1,562,650	2,981
	Advanced Info Service PCL (Foreign)	394,600	2,403
	Bangkok Dusit Medical Services PCL	3,229,600	2,054
	Siam Cement PCL NVDR	162,800	1,729
	Gulf Energy Development PCL	1,401,500	1,668
	Siam Commercial Bank PCL (Foreign)	736,000	1,537
	Siam Cement PCL (Foreign)	139,306	1,480
	Central Pattana PCL	932,500	1,381
	PTT Exploration & Production PCL (Foreign)	472,581	1,220
	Thailand Future Fund (Foreign)	3,074,000	1,044
	Charoen Pokphand Foods PCL (Foreign)	1,207,700	1,000
	PTT Global Chemical PCL	869,015	1,000
*	Minor International PCL (Foreign)	1,396,582	903
	Kasikornbank PCL (Foreign)	333,083	875
	Digital Telecommunications Infrastructure Fund	1,759,917	860
	Electricity Generating PCL (Foreign)	93,100	814
	BTS Group Holdings PCL (Foreign)	2,221,011	785
	Home Product Center PCL	1,862,998	778
	Kasikornbank PCL	286,076	750
	Intouch Holdings PCL NVDR	454,296	744
	Thai Oil PCL (Foreign)	587,700	735
	Bangkok Expressway & Metro PCL	2,522,557	729
	Indorama Ventures PCL	767,000	671
	Energy Absolute PCL	538,100	660
	Intouch Holdings PCL (Foreign)	354,755	581
	CPN Retail Growth Leasehold REIT	630,200	578
*	Krungthai Card PCL	530,800	553
	Global Power Synergy PCL	250,293	541
	Krung Thai Bank PCL (Foreign)	1,531,475	515
	Ratchaburi Electricity Generating Holding PCL (Foreign)	244,400	500
	Osotspa PCL	378,100	481
	Berli Jucker PCL	384,984	479
	Bumrungrad Hospital PCL (Foreign)	130,600	470
	TMB Bank PCL	15,949,469	468
	Jasmine Broadband Internet Infrastructure Fund	1,564,600	444
	Thai Union Frozen Products PCL (Foreign)	939,080	379
*	Asset World Corp. PCL	2,196,400	367
	Central Plaza Hotel PCL	504,900	335
	Land & Houses PCL	1,482,900	335
	True Corp. PCL	3,256,454	332
	B Grimm Power PCL	235,500	323
	Bangkok Bank PCL (Foreign)	99,998	318
*	Muangthai Capital PCL	216,700	315
	Srisawad Corp. PCL	186,405	308
	IRPC PCL (Foreign)	3,602,700	295
	BTS Rail Mass Transit Growth Infrastructure Fund	1,178,600	283
*	U City PCL (Foreign)	6,939,225	282
	Thanachart Capital PCL (Foreign)	247,100	279
	Total Access Communication PCL (Foreign)	204,100	264
	Banpu PCL	1,453,128	258
	Kiatnakin Bank PCL	197,100	254
	Tisco Financial Group PCL (Foreign)	111,400	250
	Delta Electronics Thailand PCL	175,300	241
	BTS Group Holdings PCL	672,000	237
	Siam Commercial Bank PCL	111,400	233
	TQM Corp. PCL (Foreign)	92,400	224
	Bangchak Corp. PCL	377,100	214
	Frasers Property Thailand Industrial Freehold & Leasehold REIT (Foreign)	445,280	214
	Krung Thai Bank PCL NVDR	633,000	213

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	WHA Corp. PCL	2,428,602	202
	Vgi Pcl	750,950	191
	TOA Paint Thailand PCL	164,400	188
	Siam Global House PCL	456,156	188
	Tisco Financial Group PCL NVDR	83,500	187
^	Carabao Group PCL	77,400	187
	Hana Microelectronics PCL (Foreign)	209,600	187
	WHA Premium Growth Freehold & Leasehold REIT	375,900	185
	TTW PCL	437,300	181
^	Sino-Thai Engineering & Construction PCL	376,100	178
	Chularat Hospital PCL	2,340,180	177
	Siam Makro PCL (Foreign)	160,100	176
	Supalai PCL	380,600	174
	Bangkok Bank PCL	53,100	169
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	425,900	159
^	CH Karnchang PCL	302,700	158
	Thai Vegetable Oil PCL	206,400	156
	TPI Polene PCL	4,173,300	154
^	Jasmine International PCL	1,256,900	153
	Bangkok Land PCL	4,444,600	146
	AEON Thana Sinsap Thailand PCL	36,100	146
	Asian Property Development PCL (Foreign)	921,500	142
	Pruksa Holding PCL	423,000	141
	Tipco Asphalt PCL	257,200	141
	Quality Houses PCL	2,203,983	141
	Com7 PCL	213,100	141
	KCE Electronics PCL	259,200	139
*	CK Power PCL	1,193,545	139
	Sri Trang Agro-Industry PCL	331,096	132
	Bangkok Chain Hospital PCL	297,200	124
	Land & Houses PCL (Foreign)	508,200	115
	MK Restaurants Group PCL	62,900	106
	Banpu Power PCL	215,100	103
	Siam City Cement PCL (Foreign)	27,700	102
*	Gunkul Engineering PCL	1,185,099	96
	Bcpg Pcl	191,300	95
	Major Cineplex Group PCL	203,500	91
	PTG Energy PCL	214,600	91
	Mbk Pcl	185,300	90
	Sansiri PCL (Foreign)	4,053,100	88
	Amata Corp. PCL	225,600	88
§	Pruksa Real Estate PCL	210,700	87
	Star Petroleum Refining PCL	484,700	87
	TPI Polene Power PCL	688,700	83
	Thaifoods Group PCL	649,700	76
	Bangkok Life Assurance PCL NVDR	157,940	75
	Unique Engineering & Construction PCL	382,500	72
	Ratchaburi Electricity Generating Holding PCL NVDR	35,300	72
*	Thai Airways International PCL (Foreign)	300,774	68
	Super Energy Corp. PCL	3,838,700	68
	Italian-Thai Development PCL	1,562,400	65
	Spcg Pcl	120,600	64
*	BEC World PCL (Foreign)	406,500	62
	Esso Thailand PCL	357,200	59
	Thonburi Healthcare Group PCL	93,700	58
	Gfpt Pcl	164,000	57
	Samart Corp. PCL	365,500	57
	Ratchthani Leasing PCL	447,000	54
	Origin Property PCL	389,400	54
	Bangkok Airways PCL	261,000	48
	Thanachart Capital PCL NVDR	38,600	44
	Plan B Media PCL	280,300	42
^	Thoresen Thai Agencies PCL	443,252	41
	Thaicom PCL	276,600	32

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	LPN Development PCL	284,600	31
	Taokaenoi Food & Marketing PCL	123,500	27
	Workpoint Entertainment PCL	82,500	26
	Univentures PCL	246,900	25
*	Precious Shipping PCL	188,100	22
	Beauty Community PCL	369,400	21
^,*	Group Lease PCL	155,959	15
	Bangkok Life Assurance PCL (Foreign)	16,500	8
*	BTS Group Holdings PCL NVDR Warrants Exp. 12/31/2021	194,321	6
*	Minor International PCL Warrants Exp. 12/31/2021	58,699	4
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	67,200	2
*	Samart Corp. PCL Warrants Exp. 05/08/2021	42,966	1
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	—
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	767,740	—
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	270	—
*	Thaifoods Group PCL Warrants Exp. 05/18/2020	24,210	—
			58,506
Turkey (0.1%)
	BIM Birlesik Magazalar AS	157,667	1,252
*	Turkiye Garanti Bankasi AS	758,844	906
*	Akbank T.A.S.	947,165	800
	Turkcell Iletisim Hizmetleri AS	384,589	766
	KOC Holding AS	306,458	672
	Eregli Demir ve Celik Fabrikalari TAS	486,692	561
*	Tupras Turkiye Petrol Rafinerileri AS	40,858	531
	Haci Omer Sabanci Holding AS (Bearer)	333,446	390
	Aselsan Elektronik Sanayi Ve Ticaret AS	98,213	382
*	Turkiye Is Bankasi AS	495,971	352
*	Turk Hava Yollari AO	203,001	311
*	Turkiye Vakiflar Bankasi TAO	386,738	251
	Ford Otomotiv Sanayi AS	26,710	241
	Enka Insaat ve Sanayi AS	252,850	219
*	Ulker Biskuvi Sanayi AS	62,695	213
*	Koza Altin Isletmeleri AS	19,560	199
*	Turkiye Halk Bankasi AS	242,994	181
*	Petkim Petrokimya Holding AS	341,998	174
*	Turk Telekomunikasyon AS	160,573	170
	TAV Havalimanlari Holding AS	63,555	165
*	Yapi ve Kredi Bankasi AS	514,749	155
	Tekfen Holding AS	74,320	152
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	150
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	439,594	142
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	80,621	142
	Coca-Cola Icecek AS	26,410	140
*	Arcelik AS	59,514	140
[1]	Enerjisa Enerji AS	116,815	129
*	Sok Marketler Ticaret AS	80,871	127
	Tofas Turk Otomobil Fabrikasi AS	37,311	119
	Turkiye Sise ve Cam Fabrikalari AS	161,616	112
*	Logo Yazilim Sanayi Ve Ticaret AS	10,445	111
*,1	Mavi Giyim Sanayi Ve Ticaret AS	18,167	108
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	331,341	104
	Tat Gida Sanayi AS	94,428	103
*	Dogan Sirketler Grubu Holding AS	389,279	100
	Soda Sanayii AS	118,534	99
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	97
*	Pegasus Hava Tasimaciligi AS	11,507	87
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	84
*	Gubre Fabrikalari TAS	36,375	83

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Turkiye Sinai Kalkinma Bankasi AS	560,984	83
	AG Anadolu Grubu Holding AS	31,736	75
	Sasa Polyester Sanayi AS	52,573	66
*	Aksa Enerji Uretim AS Class B	114,822	63
*	Zorlu Enerji Elektrik Uretim AS	328,267	59
	Trakya Cam Sanayii AS	116,933	54
	Aksigorta AS	61,914	53
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	55,703	53
*	Bera Holding AS	91,828	51
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	41
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	38
*	EGE Endustri VE Ticaret AS	387	30
*	Sekerbank Turk AS	205,730	29
*	NET Holding AS	95,198	29
*,1	MLP Saglik Hizmetleri AS	13,316	29
*	Migros Ticaret AS	6,467	27
*	Alarko Holding AS	41,515	27
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	27
	Kordsa Teknik Tekstil AS	12,974	21
*	Is Gayrimenkul Yatirim Ortakligi AS	91,844	20
	Aksa Akrilik Kimya Sanayii AS	20,723	19
	Aygaz AS	12,065	18
	Dogus Otomotiv Servis ve Ticaret AS	7,386	11
	Turk Traktor ve Ziraat Makineleri AS	1,164	9
*	Cimsa Cimento Sanayi VE Ticaret AS	8,065	9
*	Albaraka Turk Katilim Bankasi AS	48,631	9
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	9
*	Konya Cimento Sanayii AS	78	3
*,§	Asya Katilim Bankasi AS	147,465	—
			12,182
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	1,563,683	4,876
	Emirates Telecommunications Group Co. PJSC	626,067	2,631
	Abu Dhabi Commercial Bank PJSC	993,940	1,194
	Emaar Properties PJSC	1,398,806	1,026
	DP World plc	57,678	921
	Dubai Islamic Bank PJSC	725,114	723
	Aldar Properties PJSC	1,341,019	655
	Abu Dhabi Islamic Bank PJSC	298,742	290
	Dana Gas PJSC	1,186,473	237
	Air Arabia PJSC	763,896	236
*	Dubai Investments PJSC	659,013	214
	Emaar Malls PJSC	604,573	211
	Emaar Development PJSC	270,876	169
*	GFH Financial Group BSC	887,933	144
§	Orascom Construction plc (DIFX)	21,054	115
*	Union Properties PJSC	1,323,013	109
	Dubai Financial Market PJSC	426,230	85
*	DAMAC Properties Dubai Co. PJSC	473,801	79
	RAK Properties PJSC	603,454	61
	Arabtec Holding PJSC	245,437	47
*	DXB Entertainments PJSC	666,893	28
*	Deyaar Development PJSC	361,379	28
*	Eshraq Investments PJSC	175,378	14
*,§	Drake & Scull International PJSC	114,862	12
			14,105
United Kingdom (4.3%)
	AstraZeneca plc	470,486	49,210
	HSBC Holdings plc	7,284,955	37,445
	GlaxoSmithKline plc	1,757,984	36,676
	Diageo plc	830,860	28,607
	BP plc	7,183,901	28,308
	British American Tobacco plc	714,414	27,537

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Royal Dutch Shell plc Class A	1,526,136	25,127
	Royal Dutch Shell plc Class B	1,300,560	20,820
	Unilever plc	390,345	20,100
	Reckitt Benckiser Group plc	224,880	18,733
	Rio Tinto plc	392,565	18,222
	RELX plc	669,330	15,101
	National Grid plc	1,248,619	14,632
	Vodafone Group plc	9,600,749	13,544
	Prudential plc	935,683	13,200
	BHP Group plc	742,509	12,463
	London Stock Exchange Group plc	112,538	10,533
	Tesco plc	3,457,234	10,226
	Lloyds Banking Group plc	24,808,671	10,038
	Experian plc	322,408	9,682
	Compass Group plc	565,243	9,512
	CRH plc (XLON)	277,067	8,354
	Barclays plc	6,076,366	8,114
	Anglo American plc	439,790	7,822
	BAE Systems plc	1,164,892	7,430
	Glencore plc	3,844,296	7,202
	Imperial Brands plc	340,475	7,163
	Smith & Nephew plc	307,947	6,026
	Ferguson plc	80,627	5,813
	SSE plc	365,954	5,740
	Legal & General Group plc	2,175,986	5,595
	Standard Chartered plc	952,975	4,869
	BT Group plc	3,197,655	4,661
	Ashtead Group plc	161,965	4,424
	Aviva plc	1,416,253	4,283
	Segro plc	393,037	4,120
	British American Tobacco plc ADR	106,973	4,081
	Rentokil Initial plc	679,224	4,041
	Halma plc	137,836	3,624
	Intertek Group plc	58,178	3,472
	3i Group plc	343,749	3,377
*	Ocado Group plc	163,760	3,308
	WPP plc	421,568	3,271
	Persimmon plc	117,045	3,243
	Sage Group plc	392,201	3,154
	InterContinental Hotels Group plc	64,933	2,958
	Associated British Foods plc	123,735	2,937
	Spirax-Sarco Engineering plc	26,750	2,928
	United Utilities Group plc	251,960	2,852
	Next plc	47,095	2,804
	Informa plc	496,253	2,741
	Smurfit Kappa Group plc	87,129	2,741
	Croda International plc	44,562	2,733
	Rolls-Royce Holdings plc	636,016	2,632
*,1	Just Eat Takeaway	25,442	2,605
	Bunzl plc	118,947	2,582
	Severn Trent plc	84,692	2,541
	Taylor Wimpey plc	1,369,101	2,529
	DCC plc	35,331	2,512
	Mondi plc (XLON)	140,106	2,474
	Polymetal International plc	120,032	2,458
	Burberry Group plc	141,546	2,458
	Barratt Developments plc	372,419	2,428
	Berkeley Group Holdings plc	45,030	2,364
	Standard Life Aberdeen plc	828,891	2,296
	GVC Holdings plc	239,566	2,274
	Royal Bank of Scotland Group plc	1,618,686	2,258
	Smiths Group plc	143,280	2,231
	Melrose Industries plc	1,747,031	2,184
	Land Securities Group plc	260,646	2,174

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Admiral Group plc	74,445	2,172
	Rightmove plc	335,424	2,097
	Pennon Group plc	150,298	2,070
	St. James’s Place plc	189,496	2,018
	Hargreaves Lansdown plc	108,879	1,970
[1]	Auto Trader Group plc	331,221	1,907
	DS Smith plc	478,497	1,876
	Wm Morrison Supermarkets plc	803,957	1,848
	Coca-Cola HBC AG	70,828	1,795
	Whitbread plc	47,531	1,783
	British Land Co. plc	341,271	1,741
	Johnson Matthey plc	68,971	1,728
	Direct Line Insurance Group plc	502,334	1,712
	RSA Insurance Group plc	370,635	1,680
	Kingfisher plc	798,000	1,583
	Pearson plc	273,882	1,579
	M&G plc	945,896	1,568
	Bellway plc	46,526	1,557
	Hikma Pharmaceuticals plc	50,787	1,513
	Spectris plc	44,036	1,485
	Tate & Lyle plc	161,676	1,449
	Intermediate Capital Group plc	102,007	1,443
	Phoenix Group Holdings plc	188,828	1,433
	Derwent London plc	36,472	1,425
	Howden Joinery Group plc	215,517	1,421
	J Sainsbury plc	570,230	1,419
[1]	ConvaTec Group plc	529,004	1,413
	Schroders plc	40,081	1,339
	HomeServe plc	94,485	1,324
	ITV plc	1,374,840	1,320
	B&M European Value Retail SA	314,747	1,316
	Antofagasta plc	124,952	1,280
	Dechra Pharmaceuticals plc	36,158	1,259
	Travis Perkins plc	94,650	1,236
	Electrocomponents plc	163,188	1,185
	UNITE Group plc	107,058	1,182
	JD Sports Fashion plc	177,050	1,174
	IG Group Holdings plc	122,579	1,162
	Weir Group plc	95,685	1,144
[1]	Avast plc	196,631	1,133
	IMI plc	99,375	1,033
	AVEVA Group plc	22,968	1,031
	Rotork plc	326,596	1,018
	Centrica plc	2,029,350	1,015
	Inchcape plc	157,850	994
[1]	Quilter plc	642,767	994
	Genus plc	23,029	989
	Meggitt plc	281,596	986
	Tritax Big Box REIT plc	625,370	949
	Ashmore Group plc	198,719	947
	Man Group PLC	538,956	903
	TP ICAP plc	208,549	890
	Hiscox Ltd.	100,746	886
	Beazley plc	178,010	880
	Games Workshop Group plc	11,597	878
	Cranswick plc	18,305	856
*,1	Trainline plc	177,252	847
	Assura plc	864,495	829
	Marks & Spencer Group plc	710,831	828
	Balfour Beatty plc	253,932	827
	Primary Health Properties plc	416,551	807
[1]	John Laing Group plc	175,131	803
*,1	Network International Holdings plc	153,064	798
	Diploma plc	36,830	798

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Britvic plc	86,231	794
	G4S plc	576,934	792
	QinetiQ Group plc	204,383	782
[1]	Countryside Properties plc	150,608	767
	Victrex plc	30,132	755
	Moneysupermarket.com Group plc	189,375	755
	Vistry Group plc	73,458	746
	Greggs plc	32,270	742
	Centamin plc	374,696	726
	Carnival plc	52,415	722
	Domino’s Pizza Group plc	166,462	721
	UDG Healthcare plc	91,251	720
	Great Portland Estates plc	84,474	720
	Big Yellow Group plc	52,830	711
	Spirent Communications plc	234,707	710
	IntegraFin Holdings plc	113,796	710
	Grainger plc	208,766	701
	LondonMetric Property plc	282,523	690
	Signature Aviation plc	278,599	684
	Evraz plc	203,435	674
	Close Brothers Group plc	48,881	670
	Grafton Group plc	83,309	665
	Safestore Holdings plc	73,111	661
	SSP Group plc	186,322	659
	IWG plc	216,990	649
*	Serco Group plc	399,905	647
	Royal Mail plc	305,430	637
	Softcat plc	43,471	617
	Hays plc	449,612	613
	Savills plc	49,738	606
	Fresnillo plc	67,422	599
	Ultra Electronics Holdings plc	24,141	598
	Plus500 Ltd.	37,933	595
	Shaftesbury plc	77,044	582
	WH Smith plc	36,746	580
	Marshalls plc	70,537	565
	Renishaw plc	12,719	563
	John Wood Group plc	221,236	560
	Aggreko plc	94,737	546
	Lancashire Holdings Ltd.	70,631	543
	AJ Bell plc	109,470	542
	Capital & Counties Properties plc	257,875	539
	Pets at Home Group plc	166,832	534
	International Consolidated Airlines Group SA (London Shares)	182,263	508
	Pagegroup plc	103,701	491
	Mediclinic International plc	150,351	489
	easyJet plc	64,106	486
	National Express Group plc	140,950	485
^	TUI AG (XLON)	121,047	482
	Future plc	37,114	481
	Bodycote plc	65,682	481
	Babcock International Group plc	88,053	466
	Investec plc	226,441	465
	Workspace Group plc	46,453	458
	Computacenter plc	24,714	452
[1]	Ascential plc	140,989	448
	Redrow plc	76,131	442
	William Hill plc	300,386	431
	Clarkson plc	13,348	419
	Daily Mail & General Trust plc	46,995	417
	Synthomer plc	115,016	410
	Sanne Group plc	49,375	402
*,1	Wizz Air Holdings plc	10,901	394
	Rathbone Brothers plc	20,222	384

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Virgin Money UK plc	402,359	384
	Polypipe Group plc	61,015	383
	OneSavings Bank plc	124,592	382
	Hill & Smith Holdings plc	26,108	379
	Dunelm Group plc	32,610	377
	KAZ Minerals plc	72,293	376
	Drax Group plc	143,347	376
	Micro Focus International plc	62,824	372
	Paragon Banking Group plc	88,196	369
[1]	Ibstock plc	141,222	357
	Jupiter Fund Management plc	129,109	355
	Greencore Group plc	154,579	354
*	Firstgroup plc	417,622	352
	Vesuvius plc	67,578	341
	Dixons Carphone plc	349,075	339
^,*	Energean Oil & Gas plc	39,728	326
	Essentra plc	92,683	325
	Playtech plc	109,303	321
	Coats Group plc	539,113	312
	St. Modwen Properties plc	66,972	310
	Brewin Dolphin Holdings plc	88,737	306
	Telecom Plus plc	18,074	301
*	Cairn Energy plc	208,236	293
	Sirius Real Estate Ltd.	326,711	290
	Crest Nicholson Holdings plc	87,547	282
	TalkTalk Telecom Group plc	261,942	272
	Rhi Magnesita NV	8,705	267
*	Just Group plc	378,442	265
	Cineworld Group plc	319,003	263
*	Capita plc	537,023	263
	Schroder REIT Ltd.	563,436	261
*,1	Watches of Switzerland Group plc	81,990	258
[1]	Hastings Group Holdings plc	111,051	254
	Morgan Advanced Materials plc	90,162	249
	J D Wetherspoon plc	20,870	248
*	Ninety One plc	113,220	242
^	Hammerson plc	266,441	236
	Chemring Group plc	91,255	227
	Go-Ahead Group plc	13,335	225
*	Frasers Group plc	65,786	215
	Petrofac Ltd.	86,220	213
[1]	Equiniti Group plc	97,712	211
	Keller Group plc	25,893	200
	Provident Financial plc	81,356	198
	Vectura Group plc	184,594	197
	BMO Commercial Property Trust Ltd.	200,959	193
	Redde Northgate plc	83,333	188
[1]	McCarthy & Stone plc	210,289	187
	UK Commercial Property REIT Ltd.	218,091	186
	Elementis plc	200,961	177
	NCC Group plc	85,424	176
	Hochschild Mining plc	100,415	175
*	Mitchells & Butlers plc	76,747	171
	AG Barr plc	27,387	170
	888 Holdings plc	92,993	169
	Bank of Georgia Group plc	12,960	163
	Picton Property Income Ltd.	183,531	159
	Stagecoach Group plc	168,866	158
	PZ Cussons plc	67,221	158
	Kainos Group plc	17,140	151
	Devro plc	73,913	148
	GoCo Group plc	141,061	148
[1]	TI Fluid Systems plc	72,665	146
*	Indivior plc	229,366	143

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Tullow Oil plc	432,575	140
	Ferrexpo plc	82,626	140
	Helical plc	30,240	137
[1]	Airtel Africa plc	270,772	137
	Mitie Group plc	141,814	132
	Rank Group plc	60,828	125
	Senior plc	149,147	122
	Restaurant Group plc	173,208	118
^,*	Premier Oil plc	285,905	117
	Hunting plc	50,312	115
	TBC Bank Group plc	10,275	106
	Stobart Group Ltd.	129,853	101
[1]	Spire Healthcare Group plc	82,103	100
	Marston’s plc	206,584	98
	Halfords Group plc	61,629	84
	NewRiver REIT plc	96,297	81
	Saga plc	378,835	78
	Redefine International plc	100,441	78
^,*,1	Aston Martin Lagonda Global Holdings plc	103,285	75
*	AO World plc	101,244	73
[1]	CMC Markets plc	28,615	72
*	Georgia Capital plc	13,513	71
	SIG plc	227,198	69
	AA plc	190,787	65
*	Metro Bank plc	52,452	61
	Galliford Try plc	31,872	60
	Renewi plc	172,088	55
	Card Factory plc	95,290	50
	International Personal Finance plc	65,380	46
*,1	Funding Circle Holdings plc	42,016	46
[1]	Bakkavor Group plc	46,001	40
	RPS Group plc	59,014	39
	Dignity plc	11,941	36
	Superdry plc	20,701	33
[1]	Amigo Holdings plc	48,385	19
^,*	Intu Properties plc	268,035	18
*,1	Alfa Financial Software Holdings plc	18,397	18
	N Brown Group plc	41,889	13
*,§,1	Finablr plc	58,416	8
^,*,§	Afren plc	141,140	—
*,§	Carillion plc	88,745	—
§	NMC Health plc	26,225	—
			757,473
United States (56.9%)
Basic Materials (1.1%)
	Linde plc	191,920	35,311
	Air Products and Chemicals Inc.	79,014	17,824
	Ecolab Inc.	90,447	17,501
	DuPont de Nemours Inc.	265,961	12,505
	Newmont Corp. (XNYS)	194,479	11,568
	Dow Inc.	267,971	9,832
	PPG Industries Inc.	83,365	7,572
	Newmont Corp. (XTSE)	98,329	5,858
	LyondellBasell Industries NV Class A	94,662	5,486
	International Flavors & Fragrances Inc.	38,083	4,990
	International Paper Co.	138,498	4,744
	Freeport-McMoRan Inc.	527,000	4,653
	Nucor Corp.	108,169	4,455
	FMC Corp.	46,608	4,283
	Celanese Corp.	45,630	3,790
	Eastman Chemical Co.	50,665	3,066
	RPM International Inc.	45,577	3,027
	Royal Gold Inc.	23,387	2,866
	Albemarle Corp.	37,837	2,324

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	CF Industries Holdings Inc.	78,714	2,165
	Reliance Steel & Aluminum Co.	22,933	2,054
	Steel Dynamics Inc.	73,640	1,787
	Scotts Miracle-Gro Co.	14,017	1,739
	Ashland Global Holdings Inc.	23,911	1,475
*	Axalta Coating Systems Ltd.	74,655	1,474
	Mosaic Co.	127,950	1,473
	Huntsman Corp.	81,840	1,376
	Balchem Corp.	11,606	1,036
	NewMarket Corp.	2,495	1,027
	WR Grace & Co.	20,943	989
	Southern Copper Corp.	28,349	920
*	Univar Solutions Inc.	56,417	819
	PolyOne Corp.	33,621	783
*	Element Solutions Inc.	73,448	753
	Olin Corp.	55,710	744
*	Ingevity Corp.	13,839	718
	Quaker Chemical Corp.	4,600	700
	Commercial Metals Co.	43,553	694
	Sensient Technologies Corp.	14,200	679
	Stepan Co.	6,971	665
	Chemours Co.	54,364	638
	Cabot Corp.	18,800	637
	Innospec Inc.	8,314	603
	HB Fuller Co.	15,900	585
^	Cleveland-Cliffs Inc.	130,373	571
	Minerals Technologies Inc.	12,500	550
	Compass Minerals International Inc.	11,000	541
	Westlake Chemical Corp.	12,443	541
	Hecla Mining Co.	203,548	535
*	Alcoa Corp.	64,008	522
^	United States Steel Corp.	58,556	450
	Domtar Corp.	18,962	443
*	GCP Applied Technologies Inc.	25,600	438
	Materion Corp.	7,432	385
	Worthington Industries Inc.	14,341	379
	Carpenter Technology Corp.	16,691	370
	Kaiser Aluminum Corp.	5,053	365
	Schweitzer-Mauduit International Inc.	10,778	347
*	Coeur Mining Inc.	82,242	346
*	Constellium SE Class A	42,700	331
	Arconic Corp.	35,119	306
	Neenah Inc.	5,900	288
	Trinseo SA	13,218	270
*	Ferro Corp.	26,100	260
	Tronox Holdings plc Class A	30,810	210
	Orion Engineered Carbons SA	19,528	178
	Arch Coal Inc. Class A	5,700	166
	GrafTech International Ltd.	18,200	148
*	Kraton Corp.	9,005	141
	Tredegar Corp.	8,100	133
	Peabody Energy Corp.	25,300	86
*	Century Aluminum Co.	14,500	63
	Nexa Resources SA	11,400	48
*,§	Ferroglobe Representation & Warranty Insurance Trust	10,400	—
			197,599
Consumer Goods (4.5%)
	Procter & Gamble Co.	870,210	102,572
	PepsiCo Inc.	501,391	66,329
	Coca-Cola Co.	1,372,269	62,973
	Philip Morris International Inc.	557,111	41,561
*	Tesla Inc.	51,658	40,390
	NIKE Inc. Class B	418,274	36,465
	Altria Group Inc.	670,801	26,329

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Mondelez International Inc. Class A	507,356	26,098
	Colgate-Palmolive Co.	300,547	21,119
	Activision Blizzard Inc.	271,588	17,308
	Kimberly-Clark Corp.	122,200	16,922
	Estee Lauder Cos. Inc. Class A	77,756	13,716
	General Mills Inc.	215,677	12,917
*	Electronic Arts Inc.	101,382	11,584
	General Motors Co.	449,126	10,011
*	Lululemon Athletica Inc.	42,068	9,401
	Constellation Brands Inc. Class A	56,399	9,288
	Clorox Co.	45,039	8,397
*	Monster Beverage Corp.	134,290	8,301
	Archer-Daniels-Midland Co.	200,163	7,434
	Ford Motor Co.	1,407,927	7,166
	Corteva Inc.	265,046	6,942
	McCormick & Co. Inc.	44,114	6,919
	Hershey Co.	51,546	6,826
	Kraft Heinz Co.	223,600	6,782
	Brown-Forman Corp. Class B	107,179	6,667
	VF Corp.	111,163	6,459
	Aptiv plc	92,664	6,445
	Tyson Foods Inc. Class A	103,282	6,423
	Church & Dwight Co. Inc.	87,818	6,146
	DR Horton Inc.	122,657	5,792
	Conagra Brands Inc.	171,443	5,733
	Kellogg Co.	87,380	5,723
	Tiffany & Co.	43,381	5,488
	Lennar Corp. Class A	101,560	5,085
*	Take-Two Interactive Software Inc.	40,667	4,923
	Hormel Foods Corp.	98,806	4,629
	JM Smucker Co.	39,012	4,483
	Garmin Ltd.	51,884	4,211
	Genuine Parts Co.	50,742	4,023
*	NVR Inc.	1,158	3,590
	Hasbro Inc.	45,935	3,317
	Lamb Weston Holdings Inc.	53,549	3,286
	Campbell Soup Co.	59,862	2,992
	Pool Corp.	13,721	2,904
*	LKQ Corp.	109,875	2,873
	PulteGroup Inc.	91,516	2,587
	Molson Coors Beverage Co. Class B	62,465	2,562
	Whirlpool Corp.	22,360	2,499
*	WABCO Holdings Inc.	18,479	2,483
	Coca-Cola European Partners plc	62,362	2,472
	Fortune Brands Home & Security Inc.	49,936	2,407
*	Zynga Inc.	306,761	2,313
	Keurig Dr Pepper Ord Shs	86,229	2,282
	Gentex Corp.	91,260	2,212
	Lear Corp.	21,980	2,146
*	Post Holdings Inc.	23,041	2,116
	BorgWarner Inc.	72,036	2,058
*	Mohawk Industries Inc.	22,191	1,947
	Bunge Ltd.	48,920	1,941
	Ingredion Inc.	23,513	1,909
	Autoliv Inc.	31,566	1,895
	Newell Brands Inc.	133,496	1,853
*	US Foods Holding Corp.	79,212	1,703
^,*	Beyond Meat Inc.	17,094	1,692
	Flowers Foods Inc.	70,966	1,581
	Polaris Inc.	21,929	1,555
	Leggett & Platt Inc.	43,912	1,543
*	Deckers Outdoor Corp.	10,137	1,508
	Tapestry Inc.	100,241	1,492
	Brunswick Corp.	30,808	1,470

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Boston Beer Co. Inc. Class A	3,006	1,402
*	Helen of Troy Ltd.	8,500	1,396
*	Skechers USA Inc. Class A	49,318	1,390
*	Nomad Foods Ltd.	67,293	1,387
	PVH Corp.	28,131	1,385
*	Herbalife Nutrition Ltd.	35,374	1,321
	Hanesbrands Inc.	132,026	1,312
	Ralph Lauren Corp.	17,672	1,304
	Carter’s Inc.	15,856	1,240
*	Darling Ingredients Inc.	59,448	1,224
	Valvoline Inc.	67,966	1,168
	Thor Industries Inc.	17,500	1,159
	Harley-Davidson Inc.	52,456	1,145
*	Middleby Corp.	20,447	1,138
	Toll Brothers Inc.	46,782	1,124
^,*	Mattel Inc.	123,791	1,080
	Sanderson Farms Inc.	7,310	995
*	TreeHouse Foods Inc.	18,912	978
	Lancaster Colony Corp.	6,967	938
	Energizer Holdings Inc.	23,570	918
*	Freshpet Inc.	11,861	894
	WD-40 Co.	4,798	836
*	Tempur Sealy International Inc.	15,410	828
*	Under Armour Inc. Class C	87,993	816
	KB Home	29,234	767
*	Hain Celestial Group Inc.	28,717	742
*	Capri Holdings Ltd.	48,300	737
*	Fox Factory Holding Corp.	14,375	733
	LCI Industries	8,380	727
	Columbia Sportswear Co.	9,900	722
	Steven Madden Ltd.	28,695	719
	Spectrum Brands Holdings Inc	16,589	714
	J&J Snack Foods Corp.	5,103	648
*	Taylor Morrison Home Corp.	43,893	639
*	Meritage Homes Corp.	11,632	611
^,*	YETI Holdings Inc.	21,386	591
*	Dorman Products Inc.	9,359	590
	Coty Inc. Class A	107,321	585
	Dana Inc.	49,978	575
*	Under Armour Inc. Class A	55,100	574
*	Visteon Corp.	9,500	573
*	Crocs Inc.	23,424	568
*	Edgewell Personal Care Co.	20,370	562
	Goodyear Tire & Rubber Co.	77,291	554
	Nu Skin Enterprises Inc. Class A	18,810	549
	Wolverine World Wide Inc.	26,392	541
^,*	iRobot Corp.	8,800	536
*	Fitbit Inc.	77,300	517
*	Meritor Inc.	24,879	510
	MDC Holdings Inc.	17,359	508
*	Cal-Maine Foods Inc.	11,900	494
*	TRI Pointe Group Inc.	43,000	494
	B&G Foods Inc.	24,359	473
*	Hostess Brands Inc.	38,995	469
*	Cavco Industries Inc.	3,000	464
	Winnebago Industries Inc.	10,308	457
*	Central Garden & Pet Co. Class A	14,953	455
	Callaway Golf Co.	31,563	452
*	Gentherm Inc.	11,700	438
*	Adient plc	29,018	435
	Herman Miller Inc.	19,075	430
	Vector Group Ltd.	38,999	417
*	Pilgrim’s Pride Corp.	18,506	407
*	LGI Homes Inc.	6,345	384

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Coca-Cola Consolidated Inc.	1,600	377
	Cooper Tire & Rubber Co.	17,400	369
*	USANA Health Sciences Inc.	4,100	366
	Calavo Growers Inc.	6,226	361
	Universal Corp.	7,374	357
	HNI Corp.	14,216	346
*	Veoneer Inc.	35,329	346
	La-Z-Boy Inc.	14,400	338
	Steelcase Inc. Class A	30,400	333
	Fresh Del Monte Produce Inc.	10,395	296
	Acushnet Holdings Corp.	10,700	293
*	American Woodmark Corp.	5,689	293
*	Delphi Technologies plc	29,177	292
	Kontoor Brands Inc.	14,622	284
*	Sleep Number Corp.	9,335	279
	Sturm Ruger & Co. Inc.	5,200	277
	Medifast Inc.	3,600	273
	Inter Parfums Inc.	5,600	250
	ACCO Brands Corp.	31,661	234
	Knoll Inc.	18,400	215
*	Welbilt Inc.	43,500	214
	Oxford Industries Inc.	4,900	205
	Tootsie Roll Industries Inc.	5,574	196
	Signet Jewelers Ltd.	19,100	192
	Interface Inc.	20,700	191
^,*	National Beverage Corp.	3,800	191
*	G-III Apparel Group Ltd.	16,670	189
	National Presto Industries Inc.	1,924	156
	Andersons Inc.	9,050	154
*	American Axle & Manufacturing Holdings Inc.	34,943	151
*	Garrett Motion Inc.	23,197	126
*	Adecoagro SA	30,400	121
*	Tenneco Inc. Class A	15,500	80
			793,252
Consumer Services (7.9%)
*	Amazon.com Inc.	149,688	370,328
	Home Depot Inc.	390,656	85,878
	Walt Disney Co.	625,959	67,697
*	Netflix Inc.	150,921	63,364
	Comcast Corp. Class A	1,614,266	60,745
	Walmart Inc.	496,205	60,314
	McDonald’s Corp.	269,190	50,489
	Costco Wholesale Corp.	156,884	47,536
	Starbucks Corp.	421,603	32,350
	Lowe’s Cos. Inc.	276,194	28,931
	CVS Health Corp.	464,007	28,560
*	Charter Communications Inc. Class A	53,790	26,638
*	Booking Holdings Inc.	14,924	22,096
	TJX Cos. Inc.	433,845	21,280
	Target Corp.	175,153	19,221
	Dollar General Corp.	91,109	15,971
	Walgreens Boots Alliance Inc.	269,007	11,645
	Ross Stores Inc.	126,184	11,528
	eBay Inc.	268,266	10,685
*	O’Reilly Automotive Inc.	26,716	10,321
*	Uber Technologies Inc.	340,606	10,310
	Sysco Corp.	167,920	9,449
*	MercadoLibre Inc.	16,161	9,430
	Yum! Brands Inc.	108,214	9,353
	Kroger Co.	285,003	9,009
	Marriott International Inc. Class A	97,607	8,876
*	AutoZone Inc.	8,406	8,577
	McKesson Corp.	57,593	8,135
*	Chipotle Mexican Grill Inc.	9,034	7,937

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hilton Worldwide Holdings Inc.	96,177	7,282
*	Spotify Technology SA	46,266	7,013
*	Dollar Tree Inc.	83,867	6,682
	Yum China Holdings Inc.	127,055	6,157
	Best Buy Co. Inc.	77,886	5,976
	Las Vegas Sands Corp.	122,735	5,894
*	Copart Inc.	72,250	5,788
	Domino’s Pizza Inc.	14,903	5,394
*	Liberty Broadband Corp. Class C	39,407	4,834
	AmerisourceBergen Corp. Class A	52,145	4,675
*	Ulta Beauty Inc.	20,324	4,429
*	CarMax Inc.	59,155	4,357
	Omnicom Group Inc.	76,168	4,344
	Tractor Supply Co.	42,121	4,272
*	Burlington Stores Inc.	23,010	4,204
*	Trade Desk Inc. Class A	14,128	4,134
*	Roku Inc.	31,095	3,770
	FactSet Research Systems Inc.	13,506	3,714
	Darden Restaurants Inc.	47,724	3,522
	Cable One Inc.	1,776	3,397
	ViacomCBS Inc. Class B	196,523	3,392
	Expedia Group Inc.	47,079	3,342
	Fox Corp. Class A	125,828	3,255
	Wynn Resorts Ltd.	36,806	3,148
	MGM Resorts International	180,361	3,035
	Advance Auto Parts Inc.	24,507	2,963
*	Liberty Global plc Class C	160,070	2,931
	Royal Caribbean Cruises Ltd.	62,430	2,920
	Sirius XM Holdings Inc.	482,337	2,851
*	Altice USA Inc. Class A	108,033	2,806
^,*	Wayfair Inc.	22,343	2,771
*	Etsy Inc.	41,801	2,712
*	Discovery Communications Inc. Class C	132,460	2,704
^	Carnival Corp.	162,096	2,577
	Vail Resorts Inc.	14,633	2,502
	Aramark	91,529	2,500
*	Bright Horizons Family Solutions Inc.	21,321	2,483
*	DISH Network Corp. Class A	96,746	2,420
	Interpublic Group of Cos. Inc.	139,214	2,364
	Service Corp. International	63,910	2,348
^,*	Lyft Inc. Class A	70,336	2,309
*	Caesars Entertainment Corp.	214,783	2,075
*	Live Nation Entertainment Inc.	46,148	2,071
	Casey’s General Stores Inc.	13,251	2,006
	Rollins Inc.	49,680	1,987
	Nielsen Holdings plc	133,156	1,961
*	Liberty Media Corp-Liberty SiriusXM Class C	55,599	1,894
*	Liberty Media Corp-Liberty Formula One Class C	57,243	1,843
*	IAA Inc.	47,674	1,840
	Dunkin’ Brands Group Inc.	29,278	1,840
*	Chegg Inc.	42,301	1,808
	Williams-Sonoma Inc.	29,071	1,798
*	Five Below Inc.	19,764	1,782
*	Planet Fitness Inc. Class A	27,798	1,677
*	ServiceMaster Global Holdings Inc.	49,034	1,670
	New York Times Co. Class A	50,917	1,656
*	Grubhub Inc.	32,776	1,566
	Delta Air Lines Inc.	57,361	1,486
	Southwest Airlines Co.	47,143	1,473
*	Grand Canyon Education Inc.	16,972	1,460
*	Performance Food Group Co.	46,237	1,357
	Fox Corp. Class B	53,022	1,355
	Wendy’s Co.	66,138	1,314
*	Ollie’s Bargain Outlet Holdings Inc.	19,056	1,294

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Dolby Laboratories Inc. Class A	21,118	1,268
	News Corp. Class A	127,398	1,263
	Churchill Downs Inc.	12,439	1,247
*	Norwegian Cruise Line Holdings Ltd.	75,422	1,237
	Strategic Education Inc.	7,667	1,221
*	Murphy USA Inc.	11,150	1,191
	Marriott Vacations Worldwide Corp.	14,203	1,179
*	Madison Square Garden Sports C	6,721	1,151
	Wyndham Hotels & Resorts Inc.	30,380	1,146
	Wingstop Inc.	9,700	1,138
	H&R Block Inc.	67,627	1,126
	Choice Hotels International Inc.	14,989	1,125
	Nexstar Media Group Inc. Class A	15,982	1,119
*	frontdoor Inc.	28,767	1,114
	Morningstar Inc.	7,101	1,107
^,*	Discovery Inc.	48,453	1,086
	Kohl’s Corp.	58,828	1,086
	Texas Roadhouse Inc.	22,964	1,081
*	BJ’s Wholesale Club Holdings Inc.	40,090	1,055
*	Qurate Retail Group Inc. QVC Group Class A	129,769	1,045
*	Liberty Global plc Class A	53,526	1,039
	Foot Locker Inc.	39,619	1,015
	L Brands Inc.	83,710	995
*	Floor & Decor Holdings Inc. Class A	22,804	967
*	Stamps.com Inc.	6,016	952
*	Liberty Media Corp-Liberty SiriusXM	28,098	947
*	Liberty Broadband Corp. Class A	7,681	922
	Amerco	3,176	890
*	Sprouts Farmers Market Inc.	41,694	866
	Wyndham Destinations Inc.	33,610	859
*	LiveRamp Holdings Inc.	22,492	852
	Lithia Motors Inc. Class A	7,631	844
	Nordstrom Inc.	43,206	811
*	Liberty Media Corp-Liberty Formula One Class A	26,739	809
*	Rh	5,587	803
	TEGNA Inc.	73,139	784
*	United Airlines Holdings Inc.	26,475	783
	Cracker Barrel Old Country Store Inc.	7,969	776
*	Grocery Outlet Holding Corp.	22,185	738
	TripAdvisor Inc.	36,068	720
*	National Vision Holdings Inc.	26,786	710
	Aaron’s Inc.	22,100	705
*	Penn National Gaming Inc.	37,943	676
	KAR Auction Services Inc.	45,104	676
	Sabre Corp.	91,977	669
	Hyatt Hotels Corp. Class A	11,829	665
	World Wrestling Entertainment Inc. Class A	14,800	658
	Extended Stay America Inc.	58,959	641
*	Farfetch Ltd. Class A	48,290	639
*	AutoNation Inc.	17,066	636
	Dick’s Sporting Goods Inc.	21,212	623
	Graham Holdings Co. Class B	1,565	610
*	Hilton Grand Vacations Inc.	29,366	605
	Macy’s Inc.	102,928	603
	Gap Inc.	73,809	599
	Papa John’s International Inc.	8,200	590
	Monro Inc.	10,600	588
	Cinemark Holdings Inc.	40,773	582
*	Adtalem Global Education Inc.	18,282	581
	Madison Square Garden Entertainment Corp.	6,721	556
*	Cargurus Inc.	24,126	552
	John Wiley & Sons Inc. Class A	14,600	548
*	Yelp Inc.	24,482	547
	News Corp. Class B	52,508	537

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Shake Shack Inc. Class A	9,765	532
	Six Flags Entertainment Corp.	25,950	519
*	Simply Good Foods Co.	27,231	513
	PriceSmart Inc.	8,000	508
	Jack in the Box Inc.	8,345	503
	Hillenbrand Inc.	23,597	494
*	Eldorado Resorts Inc.	22,465	482
*	2U Inc.	19,604	466
	Boyd Gaming Corp.	27,100	452
	Core-Mark Holding Co. Inc.	15,700	451
	American Airlines Group Inc.	36,766	442
	American Eagle Outfitters Inc.	54,694	435
*	Asbury Automotive Group Inc.	6,400	432
*	Sally Beauty Holdings Inc.	43,100	419
	Penske Automotive Group Inc.	11,200	403
*	Urban Outfitters Inc.	23,017	399
	Office Depot Inc.	171,467	381
*	WW International Inc.	14,914	380
*	Laureate Education Inc. Class A	39,147	371
*	Gray Television Inc.	31,375	364
	Sinclair Broadcast Group Inc. Class A	20,243	357
	Bloomin’ Brands Inc.	28,935	349
	Rent-A-Center Inc.	17,400	346
	Group 1 Automotive Inc.	6,100	345
	Alaska Air Group Inc.	10,336	336
	Cheesecake Factory Inc.	14,900	332
*	Avis Budget Group Inc.	20,103	331
*	Liberty Latin America Ltd. Class C	32,019	331
*	AMC Networks Inc. Class A	13,734	328
	Scholastic Corp.	10,900	317
	Big Lots Inc.	12,783	300
	Brinker International Inc.	12,700	296
	Matthews International Corp. Class A	11,719	281
	Red Rock Resorts Inc. Class A	25,354	278
^	Bed Bath & Beyond Inc.	42,600	264
	International Game Technology plc	33,128	250
*	SeaWorld Entertainment Inc.	17,000	250
	Dine Brands Global Inc.	5,500	244
*	Liberty Latin America Ltd. Class A	22,191	237
	Abercrombie & Fitch Co.	22,080	234
*	MakeMyTrip Ltd.	15,521	229
*	Liberty Media Corp-Liberty Braves Class C	11,018	221
*	JetBlue Airways Corp.	22,312	217
*	Scientific Games Corp.	17,181	217
*	IMAX Corp.	18,800	216
*	Herc Holdings Inc.	7,460	211
*	Lions Gate Entertainment Corp. Class A	29,135	208
*	WillScot Corp.	17,848	208
	Weis Markets Inc.	3,900	195
*	Groupon Inc.	157,202	192
	Meredith Corp.	12,200	181
*	Lions Gate Entertainment Corp. Class B	26,185	175
	Viad Corp.	7,100	170
*	MSG Networks Inc.	14,282	170
*	Liberty Media Corp-Liberty Braves	8,199	169
	BJ’s Restaurants Inc.	7,600	166
	Buckle Inc.	10,800	165
	Guess? Inc.	17,200	161
	Dave & Buster’s Entertainment Inc.	10,238	150
*	Upwork Inc.	17,901	149
	Children’s Place Inc.	5,000	148
	Copa Holdings SA Class A	3,205	142
	EW Scripps Co.	16,888	136
	Designer Brands Inc. Class A	21,420	136

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
^,*	Hertz Global Holdings Inc.	32,303	131
*	Regis Corp.	10,300	128
	Allegiant Travel Co.	1,626	128
	SkyWest Inc.	4,085	126
*	Cars.com Inc.	22,892	119
	Caleres Inc.	14,400	117
*	Genesco Inc.	5,900	112
^	Dillard’s Inc. Class A	3,531	104
*	Michaels Cos. Inc.	31,512	96
*	Spirit Airlines Inc.	5,300	80
	Hawaiian Holdings Inc.	3,900	56
*	Houghton Mifflin Harcourt Co.	28,169	45
	Gannett Co. Inc.	37,031	42
			1,399,758
Financials (9.5%)
	Visa Inc. Class A	612,912	109,540
	JPMorgan Chase & Co.	1,117,577	107,019
*	Berkshire Hathaway Inc. Class B	534,393	100,124
	Mastercard Inc. Class A	317,383	87,271
	Bank of America Corp.	2,867,165	68,955
	Wells Fargo & Co.	1,338,450	38,882
	American Tower Corp.	157,205	37,415
	Citigroup Inc.	757,414	36,780
*	Berkshire Hathaway Inc. Class A	111	31,269
	S&P Global Inc.	88,022	25,780
	Crown Castle International Corp.	148,408	23,661
	Prologis Inc.	261,282	23,314
	CME Group Inc.	126,875	22,610
	American Express Co.	238,237	21,739
	BlackRock Inc.	42,396	21,285
	Goldman Sachs Group Inc.	114,786	21,054
	Equinix Inc.	30,420	20,540
	US Bancorp	497,775	18,169
	Truist Financial Corp.	478,619	17,862
	Marsh & McLennan Cos. Inc.	181,752	17,690
	Intercontinental Exchange Inc.	195,957	17,528
	Chubb Ltd.	161,685	17,464
	PNC Financial Services Group Inc.	155,579	16,596
	Morgan Stanley	418,016	16,482
	Progressive Corp.	208,798	16,140
	Charles Schwab Corp.	410,506	15,484
	Aon plc	82,509	14,247
	Moody’s Corp.	57,990	14,144
	Digital Realty Trust Inc.	93,023	13,906
	SBA Communications Corp.	39,857	11,555
	Allstate Corp.	113,543	11,550
	Bank of New York Mellon Corp.	288,052	10,813
	Capital One Financial Corp.	165,229	10,700
	MetLife Inc.	278,464	10,047
	Public Storage	53,245	9,874
	Aflac Inc.	261,116	9,724
	MSCI Inc.	29,237	9,561
	T. Rowe Price Group Inc.	82,477	9,537
	IHS Markit Ltd.	140,324	9,444
	Travelers Cos. Inc.	91,937	9,305
	Prudential Financial Inc.	141,459	8,823
	Equity Residential	129,703	8,438
	Willis Towers Watson plc	46,107	8,220
	State Street Corp.	129,134	8,141
	AvalonBay Communities Inc.	49,010	7,986
	American International Group Inc.	312,573	7,949
	Welltower Inc.	146,713	7,516
	Simon Property Group Inc.	109,962	7,342
	Alexandria Real Estate Equities Inc.	42,517	6,679

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	First Republic Bank	61,964	6,462
	Realty Income Corp.	115,090	6,321
	MarketAxess Holdings Inc.	13,238	6,023
	Equifax Inc.	42,226	5,865
	Weyerhaeuser Co.	266,794	5,835
	Essex Property Trust Inc.	23,573	5,754
	Northern Trust Corp.	69,628	5,512
	M&T Bank Corp.	47,235	5,294
	Boston Properties Inc.	54,286	5,276
	Ameriprise Financial Inc.	45,879	5,273
*	CBRE Group Inc. Class A	120,762	5,184
	Arthur J Gallagher & Co.	65,841	5,169
	Hartford Financial Services Group Inc.	129,116	4,905
	Fifth Third Bancorp	259,979	4,859
	Healthpeak Properties Inc.	183,365	4,793
	Discover Financial Services	109,060	4,686
	Mid-America Apartment Communities Inc.	41,634	4,660
	Duke Realty Corp.	133,291	4,625
	Nasdaq Inc.	41,065	4,504
	Invitation Homes Inc.	189,771	4,488
	Sun Communities Inc.	32,136	4,319
	Ventas Inc.	132,906	4,300
	Synchrony Financial	216,164	4,278
*	Markel Corp.	4,804	4,160
	WP Carey Inc.	61,673	4,057
	KeyCorp	345,234	4,022
	Extra Space Storage Inc.	45,475	4,013
	Cboe Global Markets Inc.	39,718	3,947
	UDR Inc.	104,155	3,903
	TD Ameritrade Holding Corp.	94,952	3,729
	Equity LifeStyle Properties Inc.	61,433	3,705
*	SVB Financial Group	19,142	3,698
	Principal Financial Group Inc.	100,361	3,654
	Regions Financial Corp.	337,100	3,624
	Cincinnati Financial Corp.	54,792	3,605
	Citizens Financial Group Inc.	153,529	3,438
	E*TRADE Financial Corp.	82,339	3,344
*	Arch Capital Group Ltd.	139,026	3,341
	Huntington Bancshares Inc.	356,334	3,293
	Annaly Capital Management Inc.	508,253	3,177
	Medical Properties Trust Inc.	184,321	3,159
	Globe Life Inc.	37,800	3,112
	Host Hotels & Resorts Inc.	250,694	3,086
	Brown & Brown Inc.	84,634	3,039
	Loews Corp.	87,065	3,018
	Camden Property Trust	34,214	3,013
	Raymond James Financial Inc.	44,717	2,948
	Western Union Co.	152,334	2,905
	VICI Properties Inc.	166,720	2,904
	Vornado Realty Trust	64,348	2,820
	CyrusOne Inc.	39,639	2,781
	WR Berkley Corp.	51,148	2,762
	Equitable Holdings Inc.	149,115	2,732
	Alleghany Corp.	5,065	2,703
	Lincoln National Corp.	74,380	2,638
	Fidelity National Financial Inc.	95,866	2,593
	Regency Centers Corp.	58,698	2,577
	Credicorp Ltd. (XNYS)	17,212	2,565
	Everest Re Group Ltd.	14,291	2,474
	Kilroy Realty Corp.	39,593	2,465
	Iron Mountain Inc.	101,572	2,456
	AGNC Investment Corp.	195,559	2,429
	Omega Healthcare Investors Inc.	82,858	2,415
	Federal Realty Investment Trust	28,722	2,392

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Reinsurance Group of America Inc.	22,619	2,368
	Assurant Inc.	22,094	2,347
	SEI Investments Co.	45,285	2,308
	RenaissanceRe Holdings Ltd.	15,631	2,282
	VEREIT Inc.	410,408	2,249
	American Homes 4 Rent Class A	91,949	2,220
	Voya Financial Inc.	48,429	2,188
	Commerce Bancshares Inc.	35,635	2,181
	Ally Financial Inc.	131,839	2,161
	Douglas Emmett Inc.	69,431	2,117
*	Zillow Group Inc. Class C	47,944	2,108
	Signature Bank	19,347	2,074
	Zions Bancorp NA	65,433	2,068
	Americold Realty Trust	67,281	2,058
	Gaming and Leisure Properties Inc.	72,357	2,043
	National Retail Properties Inc.	62,293	2,033
	Apartment Investment and Management Co.	53,033	1,998
	Jones Lang LaSalle Inc.	18,881	1,993
	People’s United Financial Inc.	156,870	1,991
	Prosperity Bancshares Inc.	32,723	1,961
	Healthcare Trust of America Inc. Class A	78,584	1,936
	Franklin Resources Inc.	98,229	1,851
	First American Financial Corp.	38,756	1,787
	Rexford Industrial Realty Inc.	43,761	1,782
	Lamar Advertising Co. Class A	30,447	1,755
	American Campus Communities Inc.	49,738	1,755
	LPL Financial Holdings Inc.	29,014	1,747
	Kimco Realty Corp.	159,783	1,743
	East West Bancorp Inc.	49,583	1,739
	American Financial Group Inc.	26,192	1,735
	CubeSmart	68,549	1,727
	New York Community Bancorp Inc.	158,337	1,720
	Comerica Inc.	49,040	1,710
	First Industrial Realty Trust Inc.	45,130	1,705
	TCF Financial Corp.	54,779	1,626
	Old Republic International Corp.	100,038	1,596
	CoreSite Realty Corp.	13,139	1,592
	SL Green Realty Corp.	29,769	1,579
	STORE Capital Corp.	78,349	1,572
	Legg Mason Inc.	31,494	1,569
	Primerica Inc.	14,828	1,541
	Kemper Corp.	22,356	1,503
	STAG Industrial Inc.	57,233	1,502
	Cullen/Frost Bankers Inc.	20,884	1,501
	Highwoods Properties Inc.	38,361	1,489
	JBG SMITH Properties	43,782	1,486
	Cousins Properties Inc.	49,145	1,483
	Life Storage Inc.	16,596	1,454
	EastGroup Properties Inc.	13,633	1,445
	Equity Commonwealth	42,482	1,442
	Hudson Pacific Properties Inc.	56,682	1,393
	Eaton Vance Corp.	36,250	1,330
	Hanover Insurance Group Inc.	13,147	1,320
*	Athene Holding Ltd. Class A	48,525	1,310
	QTS Realty Trust Inc. Class A	20,939	1,309
	Healthcare Realty Trust Inc.	43,858	1,289
	Brixmor Property Group Inc.	112,474	1,288
	Terreno Realty Corp.	23,429	1,284
	Starwood Property Trust Inc.	98,161	1,270
	Unum Group	72,198	1,260
	SLM Corp.	147,616	1,231
	Popular Inc.	31,898	1,231
	Glacier Bancorp Inc.	32,222	1,227
	Invesco Ltd.	142,059	1,225

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	First Financial Bankshares Inc.	43,800	1,220
	Jefferies Financial Group Inc.	88,191	1,210
	Affiliated Managers Group Inc.	16,983	1,188
	Western Alliance Bancorp	32,100	1,152
	Community Bank System Inc.	18,281	1,142
	Rayonier Inc.	47,357	1,138
	Blackstone Mortgage Trust Inc. Class A	48,290	1,136
	Corporate Office Properties Trust	42,879	1,133
	Interactive Brokers Group Inc.	26,641	1,092
	Physicians Realty Trust	70,596	1,089
	Radian Group Inc.	72,626	1,088
*	Credit Acceptance Corp.	3,485	1,086
	Axis Capital Holdings Ltd.	29,515	1,080
	White Mountains Insurance Group Ltd.	1,110	1,080
	Lazard Ltd. Class A	38,796	1,067
	Valley National Bancorp	126,557	1,058
	Selective Insurance Group Inc.	20,679	1,037
	RLI Corp.	14,199	1,034
*	Brighthouse Financial Inc.	40,172	1,033
	Janus Henderson Group plc	57,328	1,026
	Agree Realty Corp.	15,687	1,021
	FirstCash Inc.	14,196	1,020
	Spirit Realty Capital Inc.	33,014	1,016
	Pinnacle Financial Partners Inc.	24,963	1,005
	Assured Guaranty Ltd.	33,736	1,003
	CVB Financial Corp.	47,493	987
	Synovus Financial Corp.	46,636	980
	Stifel Financial Corp.	22,100	979
	Sterling Bancorp	78,980	974
	United Bankshares Inc.	32,400	971
	Paramount Group Inc.	97,377	940
	Essent Group Ltd.	34,247	936
	Sabra Health Care REIT Inc.	72,809	933
	First Horizon National Corp.	102,258	929
	MGIC Investment Corp.	126,796	927
	Wintrust Financial Corp.	22,049	924
	Umpqua Holdings Corp.	73,481	920
	Bank OZK	40,637	919
	Bank of Hawaii Corp.	13,200	900
	Park Hotels & Resorts Inc.	93,788	892
	First Citizens BancShares Inc. Class A	2,333	891
	Taubman Centers Inc.	20,625	889
	FNB Corp.	108,141	875
	PS Business Parks Inc.	6,738	870
	Houlihan Lokey Inc.	14,487	860
	Webster Financial Corp.	30,432	860
	New Residential Investment Corp.	140,926	858
	First Hawaiian Inc.	48,772	858
	National Health Investors Inc.	15,514	854
*	eHealth Inc.	7,911	844
	Lexington Realty Trust Class B	80,158	838
	Ares Management Corp. Class A	24,654	827
*	Zillow Group Inc. Class A	18,914	824
	Kinsale Capital Group Inc.	7,544	819
	Independent Bank Corp.	11,135	812
	Weingarten Realty Investors	44,152	803
*	Cannae Holdings Inc.	25,296	798
	PotlatchDeltic Corp.	22,659	796
*	Howard Hughes Corp.	14,638	793
	Home BancShares Inc.	51,498	789
	PacWest Bancorp	38,998	789
	WesBanco Inc.	31,805	785
	BankUnited Inc.	39,446	781
	Old National Bancorp	54,113	767

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	CenterState Bank Corp.	43,682	760
	EPR Properties	25,690	756
	Apple Hospitality REIT Inc.	77,241	748
	Outfront Media Inc.	47,515	746
	Washington Federal Inc.	27,797	743
	Associated Banc-Corp	52,563	743
	Columbia Banking System Inc.	27,345	738
	UMB Financial Corp.	14,400	732
	IBERIABANK Corp.	17,606	730
	First Merchants Corp.	25,726	728
	Federated Hermes Inc.	31,879	726
	BancorpSouth Bank	32,960	722
	Renasant Corp.	27,464	720
	CNO Financial Group Inc.	50,800	714
	Atlantic Union Bankshares Corp.	29,890	713
	Investors Bancorp Inc.	75,431	702
	Sunstone Hotel Investors Inc.	75,889	697
	Evercore Inc.	13,474	695
	Cathay General Bancorp	24,300	678
	Piedmont Office Realty Trust Inc. Class A	38,700	671
	South State Corp.	11,495	665
	ServisFirst Bancshares Inc.	18,624	662
*	Redfin Corp.	30,994	655
	Kennedy-Wilson Holdings Inc.	46,138	653
*	Genworth Financial Inc.	179,601	652
	Washington REIT	27,797	648
*	LendingTree Inc.	2,598	648
	National Storage Affiliates Trust	22,417	638
	United Community Banks Inc.	30,094	636
	American Equity Investment Life Holding Co.	29,884	628
	Ryman Hospitality Properties Inc.	17,721	626
	Fulton Financial Corp.	53,376	624
	Brandywine Realty Trust	55,764	622
	BOK Financial Corp.	11,987	621
	Towne Bank	30,086	608
	Capitol Federal Financial Inc.	50,646	607
	Westamerica BanCorp	9,567	603
	Hancock Whitney Corp.	28,702	600
	CIT Group Inc.	31,583	599
	International Bancshares Corp.	20,478	594
	Simmons First National Corp. Class A	31,602	591
	CareTrust REIT Inc.	35,791	590
	RLJ Lodging Trust	62,664	582
*	Enstar Group Ltd.	3,976	575
	Santander Consumer USA Holdings Inc.	36,614	571
	Trustmark Corp.	21,376	569
	Pebblebrook Hotel Trust	47,261	560
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,978	559
	FGL Holdings	51,215	532
	Navient Corp.	69,370	529
	Columbia Property Trust Inc.	36,900	527
	OneMain Holdings Inc	21,713	526
	First Midwest Bancorp Inc.	35,393	523
	NBT Bancorp Inc.	15,670	519
	Horace Mann Educators Corp.	14,746	518
	Four Corners Property Trust Inc.	23,155	518
	CoreCivic Inc.	38,822	509
	GEO Group Inc.	39,698	503
	WSFS Financial Corp.	17,130	500
	First Financial Bancorp	32,335	497
	Ameris Bancorp	19,450	495
	Heartland Financial USA Inc.	14,377	488
*	Green Dot Corp. Class A	15,726	480
	Chimera Investment Corp.	61,147	475

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Texas Capital Bancshares Inc.	16,800	467
	Safety Insurance Group Inc.	5,484	461
	Hilltop Holdings Inc.	23,832	460
	First BanCorp	78,764	459
	Essential Properties Realty Trust Inc.	31,200	458
	Moelis & Co. Class A	15,226	455
*	Cushman & Wakefield plc	37,322	454
	Cohen & Steers Inc.	7,865	454
	Virtu Financial Inc. Class A	19,421	454
	Sandy Spring Bancorp Inc.	17,780	453
	Mack-Cali Realty Corp.	28,000	453
	Office Properties Income Trust	16,401	449
	Artisan Partners Asset Management Inc. Class A	15,100	445
	Urban Edge Properties	38,181	439
	Stock Yards Bancorp Inc.	13,206	436
	LTC Properties Inc.	12,200	434
	Universal Health Realty Income Trust	4,048	433
	Global Net Lease Inc.	29,868	430
	Retail Properties of America Inc.	69,300	430
	Pacific Premier Bancorp Inc.	20,025	428
	American Assets Trust Inc.	15,084	427
	Banner Corp.	11,100	427
	Argo Group International Holdings Ltd.	12,034	426
	Apollo Commercial Real Estate Finance Inc.	51,614	421
*	Axos Financial Inc.	18,100	417
	Uniti Group Inc.	58,899	416
	National General Holdings Corp.	21,652	412
	Bank of NT Butterfield & Son Ltd.	18,600	409
	Hope Bancorp Inc.	40,854	407
	Two Harbors Investment Corp.	88,810	406
	Service Properties Trust	57,705	400
	Empire State Realty Trust Inc.	47,485	397
	City Holding Co.	5,856	396
	DiamondRock Hospitality Co.	62,900	392
	Eagle Bancorp Inc.	11,100	389
	ProAssurance Corp.	18,116	388
*	PRA Group Inc.	13,900	386
	Colony Capital Inc.	166,630	385
	Xenia Hotels & Resorts Inc.	38,549	374
	S&T Bancorp Inc.	13,864	370
	PennyMac Mortgage Investment Trust	35,054	365
	Kite Realty Group Trust	34,904	357
	Northwest Bancshares Inc.	33,255	353
	Employers Holdings Inc.	11,517	350
	Macerich Co.	46,646	348
	Mercury General Corp.	8,455	346
	Getty Realty Corp.	12,711	345
	Great Western Bancorp Inc.	18,300	344
	1st Source Corp.	9,902	344
	Independent Bank Group Inc.	11,242	341
	Retail Opportunity Investments Corp.	34,600	336
	Walker & Dunlop Inc.	8,700	334
	Acadia Realty Trust	26,832	332
	Kearny Financial Corp.	34,950	325
*	Columbia Financial Inc.	22,700	321
	Washington Trust Bancorp Inc.	9,049	317
	Waddell & Reed Financial Inc. Class A	21,400	311
	BGC Partners Inc. Class A	100,123	310
	Alexander & Baldwin Inc.	23,560	310
	First Commonwealth Financial Corp.	31,800	303
	Brookline Bancorp Inc.	29,447	301
	Flagstar Bancorp Inc.	11,481	297
	Provident Financial Services Inc.	20,241	290
	SITE Centers Corp.	47,750	289

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Ladder Capital Corp.	35,226	280
*	NMI Holdings Inc. Class A	20,557	278
	CNA Financial Corp.	8,700	275
	Nelnet Inc. Class A	5,500	265
	MFA Financial Inc.	150,990	264
	Cadence BanCorp Class A	39,657	263
	PennyMac Financial Services Inc.	8,618	260
	Berkshire Hills Bancorp Inc.	15,143	258
	Alexander’s Inc.	800	252
	BancFirst Corp.	6,533	252
	Diversified Healthcare Trust	80,525	250
	Piper Sandler Cos.	4,600	248
*	Encore Capital Group Inc.	9,500	247
*	MBIA Inc.	30,300	247
	Republic Bancorp Inc. Class A	7,350	245
	Flushing Financial Corp.	19,080	238
	Brookfield Property REIT Inc. Class A	23,402	229
	Summit Hotel Properties Inc.	37,496	227
	Investors Real Estate Trust	3,518	220
*	Marcus & Millichap Inc.	7,530	219
	TrustCo Bank Corp. NY	34,506	217
	American National Insurance Co.	2,700	217
	Front Yard Residential Corp.	18,600	212
	United Fire Group Inc.	7,394	211
	TFS Financial Corp.	15,200	207
	Virtus Investment Partners Inc.	2,528	205
	iStar Inc.	20,300	203
*	St. Joe Co.	11,077	203
^	Tanger Factory Outlet Centers Inc.	26,592	200
	Boston Private Financial Holdings Inc.	26,300	200
	Brightsphere Investment Group Inc.	25,965	192
	Community Trust Bancorp Inc.	5,671	192
	Newmark Group Inc. Class A	49,545	192
	Franklin Street Properties Corp.	34,469	188
*	Third Point Reinsurance Ltd.	24,804	185
	Realogy Holdings Corp.	41,590	181
	ARMOUR Residential REIT Inc.	19,722	174
	Dime Community Bancshares Inc.	10,369	170
	RPT Realty	24,700	168
	Saul Centers Inc.	5,132	167
	State Auto Financial Corp.	6,500	163
*	LendingClub Corp.	21,240	163
	Redwood Trust Inc.	38,700	159
	Invesco Mortgage Capital Inc.	50,795	154
	Capstead Mortgage Corp.	28,700	149
	RMR Group Inc. Class A	4,851	144
	FBL Financial Group Inc. Class A	3,500	137
	Urstadt Biddle Properties Inc. Class A	9,340	136
	WisdomTree Investments Inc.	41,800	135
	Colony Credit Real Estate Inc.	25,568	123
	Retail Value Inc.	4,912	71
	CorePoint Lodging Inc.	12,303	54
	Washington Prime Group Inc.	51,935	45
			1,669,354
Health Care (8.2%)
	Johnson & Johnson	950,554	142,621
	UnitedHealth Group Inc.	338,229	98,922
	Pfizer Inc.	1,991,703	76,402
	Merck & Co. Inc.	911,499	72,318
	Abbott Laboratories	615,935	56,721
	Bristol-Myers Squibb Co.	836,042	50,840
	Amgen Inc.	211,234	50,531
	Thermo Fisher Scientific Inc.	142,577	47,718
	Eli Lilly and Co.	304,241	47,048

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Medtronic plc	479,848	46,848
	AbbVie Inc.	530,046	43,570
	Gilead Sciences Inc.	457,456	38,426
	Danaher Corp.	219,912	35,947
	Cigna Corp.	131,210	25,688
	Anthem Inc.	90,897	25,518
	Becton Dickinson and Co.	95,866	24,209
*	Vertex Pharmaceuticals Inc.	93,417	23,466
	Stryker Corp.	122,899	22,912
	Zoetis Inc.	171,559	22,184
	Allergan plc	117,387	21,991
*	Intuitive Surgical Inc.	40,966	20,929
*	Boston Scientific Corp.	494,454	18,532
*	Biogen Inc.	62,053	18,419
	Humana Inc.	47,253	18,042
*	Illumina Inc.	52,604	16,782
*	Edwards Lifesciences Corp.	74,303	16,161
*	Regeneron Pharmaceuticals Inc.	29,186	15,348
	Baxter International Inc.	171,961	15,267
*	Centene Corp.	207,652	13,825
*	DexCom Inc.	32,418	10,867
	HCA Healthcare Inc.	96,345	10,586
*	IQVIA Holdings Inc.	62,185	8,867
	Zimmer Biomet Holdings Inc.	73,882	8,844
*	IDEXX Laboratories Inc.	30,147	8,369
*	Alexion Pharmaceuticals Inc.	76,764	8,250
	ResMed Inc.	51,023	7,925
*	Incyte Corp.	63,133	6,166
*	Align Technology Inc.	28,100	6,037
*	BioMarin Pharmaceutical Inc.	64,520	5,937
*	Laboratory Corp. of America Holdings	35,218	5,792
*	Seattle Genetics Inc.	41,181	5,651
	Teleflex Inc.	16,245	5,449
	Cardinal Health Inc.	104,416	5,167
	Quest Diagnostics Inc.	46,675	5,139
*	Alnylam Pharmaceuticals Inc.	38,821	5,113
	West Pharmaceutical Services Inc.	26,332	4,984
	Cooper Cos. Inc.	17,054	4,889
*	Hologic Inc.	92,321	4,625
*	Insulet Corp.	21,633	4,321
	STERIS plc	30,224	4,307
*	Teladoc Health Inc.	25,510	4,199
*	Exact Sciences Corp.	50,333	3,975
*	Catalent Inc.	55,009	3,804
	PerkinElmer Inc.	41,021	3,714
*	Moderna Inc.	79,966	3,678
*	Varian Medical Systems Inc.	31,993	3,659
*	Masimo Corp.	17,057	3,649
*	Elanco Animal Health Inc.	147,318	3,640
*	Molina Healthcare Inc.	21,715	3,561
*	Bio-Rad Laboratories Inc. Class A	7,738	3,405
	Dentsply Sirona Inc.	80,055	3,398
*	Neurocrine Biosciences Inc.	32,073	3,148
*	Mylan NV	187,592	3,146
	Bio-Techne Corp.	13,965	3,142
	Universal Health Services Inc. Class B	28,595	3,022
*	Sarepta Therapeutics Inc.	25,637	3,022
*	ABIOMED Inc.	15,759	3,014
*	Henry Schein Inc.	53,651	2,927
	Hill-Rom Holdings Inc.	24,231	2,726
*	Exelixis Inc.	108,968	2,691
*	Charles River Laboratories International Inc.	17,800	2,575
*	Ionis Pharmaceuticals Inc.	45,987	2,554
*	DaVita Inc.	31,713	2,506

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Perrigo Co. plc	46,081	2,456
*	Horizon Therapeutics plc	65,875	2,374
	Encompass Health Corp.	35,159	2,329
	Chemed Corp.	5,585	2,327
*	PRA Health Sciences Inc.	22,705	2,191
*	Jazz Pharmaceuticals plc	19,682	2,170
*	Repligen Corp.	18,525	2,152
*	Immunomedics Inc.	69,659	2,116
*	Amedisys Inc.	11,334	2,087
*	Novocure Ltd.	30,991	2,039
*	Haemonetics Corp.	17,696	2,013
*	ACADIA Pharmaceuticals Inc.	41,434	2,002
*	Penumbra Inc.	11,226	1,991
*	Avantor Inc.	115,266	1,938
*	Quidel Corp.	13,045	1,813
*	United Therapeutics Corp.	15,564	1,705
*	Tandem Diabetes Care Inc.	20,242	1,615
*	Global Blood Therapeutics Inc.	19,744	1,511
*	ICU Medical Inc.	6,751	1,481
*	HealthEquity Inc.	25,679	1,445
	Bruker Corp.	36,327	1,428
*	Acceleron Pharma Inc.	15,683	1,420
*	LHC Group Inc.	10,637	1,383
*	Globus Medical Inc.	29,026	1,378
*	Momenta Pharmaceuticals Inc.	42,958	1,362
*	Iovance Biotherapeutics Inc.	41,765	1,343
*	Wright Medical Group NV	45,172	1,315
*	Reata Pharmaceuticals Inc. Class A	8,150	1,289
*	Syneos Health Inc.	22,906	1,278
*	Nevro Corp.	10,767	1,267
*	Arrowhead Pharmaceuticals Inc.	36,332	1,251
*	Integra LifeSciences Holdings Corp.	24,058	1,228
*	Emergent BioSolutions Inc.	16,604	1,228
*	NuVasive Inc.	19,617	1,194
*	Ultragenyx Pharmaceutical Inc.	19,750	1,193
*	Omnicell Inc.	16,205	1,181
*	Nektar Therapeutics Class A	60,800	1,167
*	Neogen Corp.	18,621	1,165
*	Blueprint Medicines Corp.	19,640	1,155
*	Bluebird Bio Inc.	20,877	1,125
*	Amicus Therapeutics Inc.	92,655	1,094
*	Halozyme Therapeutics Inc.	47,590	1,078
*	Envista Holdings Corp.	54,254	1,056
*	FibroGen Inc.	28,413	1,048
*	Guardant Health Inc.	13,389	1,030
*	PTC Therapeutics Inc.	20,006	1,019
*	iRhythm Technologies Inc.	9,434	997
*	MyoKardia Inc.	15,515	975
*	LivaNova plc	17,983	955
*	Mirati Therapeutics Inc.	10,735	913
*	NeoGenomics Inc.	32,448	887
*	Axsome Therapeutics Inc.	9,252	879
*	Natera Inc.	23,325	864
*	Arena Pharmaceuticals Inc.	17,157	840
*	HMS Holdings Corp.	29,300	840
*	Agios Pharmaceuticals Inc.	19,998	823
*	Select Medical Holdings Corp.	46,325	791
*	Merit Medical Systems Inc.	18,537	757
*	Medpace Holdings Inc.	9,406	751
	CONMED Corp.	10,091	746
*	ChemoCentryx Inc.	14,038	744
*	Alkermes plc	54,000	740
*	Insmed Inc.	32,016	736
*	Prestige Consumer Healthcare Inc.	17,800	724

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	uniQure NV	11,328	721
*	Acadia Healthcare Co. Inc.	29,667	712
*	Tenet Healthcare Corp.	34,793	702
	Healthcare Services Group Inc.	27,114	691
*	Sage Therapeutics Inc.	17,398	678
*	Intercept Pharmaceuticals Inc.	8,100	664
*	Biohaven Pharmaceutical Holding Co. Ltd.	14,017	660
	Ensign Group Inc.	17,200	643
*	Ligand Pharmaceuticals Inc.	5,673	559
	Luminex Corp.	15,000	541
	Patterson Cos. Inc.	29,213	534
*	Kodiak Sciences Inc.	9,670	527
*	Pacira BioSciences Inc.	12,600	520
	Cantel Medical Corp.	13,970	517
*	BioTelemetry Inc.	11,000	514
*	Ironwood Pharmaceuticals Inc.	51,150	512
*	Glaukos Corp.	13,496	495
*	Turning Point Therapeutics Inc.	9,553	492
*	Theravance Biopharma Inc.	16,757	489
*	Avanos Medical Inc.	15,505	481
*	Xencor Inc.	16,099	471
*	Invitae Corp.	27,350	453
*	Denali Therapeutics Inc.	20,667	452
^,*	Allogene Therapeutics Inc.	15,489	448
*	REGENXBIO Inc.	11,200	446
*	Magellan Health Inc.	7,300	443
*	Allakos Inc.	6,709	441
*	Epizyme Inc.	26,771	441
*	Heron Therapeutics Inc.	30,044	428
*	Deciphera Pharmaceuticals Inc.	7,233	419
*	MEDNAX Inc.	28,400	412
*	Corcept Therapeutics Inc.	31,767	402
*	Supernus Pharmaceuticals Inc.	17,000	398
*	Zogenix Inc.	13,439	379
*	Endo International plc	80,789	372
*	Editas Medicine Inc.	15,899	368
*	Intra-Cellular Therapies Inc.	20,694	366
*	Myriad Genetics Inc.	23,500	363
*	Madrigal Pharmaceuticals Inc.	4,215	353
^,*	Esperion Therapeutics Inc.	8,700	345
^,*	OPKO Health Inc.	154,371	343
*	Enanta Pharmaceuticals Inc.	7,073	328
*	Varex Imaging Corp.	11,704	306
*	Inogen Inc.	5,700	285
*	Innoviva Inc.	19,900	282
*	Natus Medical Inc.	11,196	280
*	Taro Pharmaceutical Industries Ltd.	3,800	263
*	Brookdale Senior Living Inc.	72,091	260
*	Aimmune Therapeutics Inc.	14,900	255
*	CRISPR Therapeutics AG	5,129	252
*	Orthofix Medical Inc.	6,600	234
*	Tricida Inc.	6,893	209
*	Radius Health Inc.	13,200	207
*	Aerie Pharmaceuticals Inc.	13,068	199
*	Portola Pharmaceuticals Inc.	24,700	175
*	Pennant Group Inc.	8,600	170
*	Eagle Pharmaceuticals Inc.	3,300	168
*	CorVel Corp.	2,844	150
*	Tivity Health Inc.	16,116	145
*	Atara Biotherapeutics Inc.	17,307	143
^,*	TherapeuticsMD Inc.	88,146	139
*	Amneal Pharmaceuticals Inc.	31,500	114
*	Axogen Inc.	9,960	97

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
^,*	Precigen Inc.	19,800	71
			1,450,944
Industrials (6.6%)
*	PayPal Holdings Inc.	420,777	51,756
	Accenture plc Class A	227,786	42,184
	Union Pacific Corp.	248,299	39,676
	Honeywell International Inc.	257,354	36,519
	Lockheed Martin Corp.	88,406	34,395
	Raytheon Technologies Corp.	525,122	34,033
	3M Co.	200,367	30,440
	Fidelity National Information Services Inc.	218,694	28,844
	Boeing Co.	189,788	26,764
	United Parcel Service Inc. Class B	249,781	23,644
	Automatic Data Processing Inc.	155,791	22,853
	Caterpillar Inc.	192,262	22,375
	General Electric Co.	3,094,688	21,044
*	Fiserv Inc.	202,176	20,836
	Illinois Tool Works Inc.	114,596	18,622
	Northrop Grumman Corp.	55,709	18,421
	Global Payments Inc.	106,388	17,663
	CSX Corp.	263,425	17,447
	Sherwin-Williams Co.	29,597	15,875
	Norfolk Southern Corp.	92,422	15,813
	Waste Management Inc.	151,486	15,152
	Deere & Co.	100,935	14,642
	Emerson Electric Co.	220,951	12,601
	Roper Technologies Inc.	36,721	12,523
	Eaton Corp. plc	147,754	12,337
	General Dynamics Corp.	90,672	11,844
	FedEx Corp.	86,134	10,919
	Amphenol Corp. Class A	102,356	9,034
	Verisk Analytics Inc.	57,269	8,752
	TE Connectivity Ltd.	116,430	8,553
	Cummins Inc.	52,166	8,529
*	CoStar Group Inc.	12,943	8,390
	Agilent Technologies Inc.	109,122	8,365
	PACCAR Inc.	120,092	8,314
*	Square Inc.	122,192	7,960
	Johnson Controls International plc	272,601	7,935
	Paychex Inc.	114,556	7,849
	Rockwell Automation Inc.	41,117	7,791
	Ball Corp.	114,512	7,511
	Trane Technologies plc	85,244	7,452
	Otis Worldwide Corp.	145,058	7,385
	Parker-Hannifin Corp.	46,687	7,382
	Fastenal Co.	203,410	7,368
*	FleetCor Technologies Inc.	30,153	7,274
	AMETEK Inc.	82,851	6,949
	Cintas Corp.	31,100	6,899
	Fortive Corp.	106,105	6,791
	TransDigm Group Inc.	18,395	6,679
*	Keysight Technologies Inc.	67,998	6,580
*	Mettler-Toledo International Inc.	8,433	6,071
	Stanley Black & Decker Inc.	54,773	6,036
	Republic Services Inc.	75,108	5,884
	Vulcan Materials Co.	47,449	5,360
	TransUnion	65,774	5,182
	Carrier Global Corp.	289,557	5,128
	Old Dominion Freight Line Inc.	34,894	5,070
	Dover Corp.	50,999	4,776
	Xylem Inc.	65,592	4,716
	Broadridge Financial Solutions Inc.	39,827	4,620
	Kansas City Southern	34,328	4,482
*	Zebra Technologies Corp.	19,499	4,478

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Jack Henry & Associates Inc.	27,336	4,471
	WW Grainger Inc.	15,921	4,388
	Expeditors International of Washington Inc.	60,564	4,337
*	Waters Corp.	22,663	4,238
	Martin Marietta Materials Inc.	21,970	4,179
*	Teledyne Technologies Inc.	12,742	4,150
	IDEX Corp.	26,986	4,146
	Masco Corp.	100,171	4,111
	Jacobs Engineering Group Inc.	46,473	3,846
*	Ingersoll Rand Inc.	125,937	3,662
	Westinghouse Air Brake Technologies Corp.	64,528	3,641
	Booz Allen Hamilton Holding Corp.	49,213	3,614
*	Fair Isaac Corp.	10,125	3,574
	CH Robinson Worldwide Inc.	49,359	3,500
	Allegion plc	33,904	3,409
*	United Rentals Inc.	26,095	3,353
	Packaging Corp. of America	34,491	3,334
	Nordson Corp.	20,573	3,310
	Avery Dennison Corp.	29,937	3,305
	Cognex Corp.	58,256	3,218
*	Trimble Inc.	91,194	3,158
	JB Hunt Transport Services Inc.	30,693	3,104
*	Crown Holdings Inc.	47,842	3,082
	Westrock Co.	91,125	2,933
	Huntington Ingalls Industries Inc.	14,664	2,807
	Graco Inc.	58,387	2,608
	Snap-on Inc.	19,485	2,539
	Carlisle Cos. Inc.	20,256	2,450
	Toro Co.	38,119	2,432
	AptarGroup Inc.	22,637	2,424
	Hubbell Inc.	19,385	2,412
	Lennox International Inc.	12,663	2,364
	Genpact Ltd.	66,956	2,305
	Universal Display Corp.	15,210	2,283
	Textron Inc.	84,490	2,227
*	XPO Logistics Inc.	33,021	2,204
	HEICO Corp. Class A	30,085	2,176
	FLIR Systems Inc.	49,548	2,150
*	WEX Inc.	16,064	2,126
*	Generac Holdings Inc.	21,746	2,119
	Pentair plc	60,786	2,103
*	Sensata Technologies Holding plc	56,327	2,049
*	Arrow Electronics Inc.	32,383	2,038
	AO Smith Corp.	48,026	2,035
*	Trex Co. Inc.	20,870	1,987
	Donaldson Co. Inc.	44,926	1,969
	Robert Half International Inc.	41,052	1,941
*	Aecom	52,892	1,918
	Watsco Inc.	11,761	1,893
*	Berry Global Group Inc.	47,015	1,871
	National Instruments Corp.	48,131	1,849
	Quanta Services Inc.	50,717	1,844
	Howmet Aerospace Inc.	139,795	1,827
	BWX Technologies Inc.	34,021	1,805
*	HD Supply Holdings Inc.	60,291	1,789
*	Flex Ltd.	183,305	1,789
*	Mercury Systems Inc.	19,590	1,747
*	FTI Consulting Inc.	13,414	1,708
	Sonoco Products Co.	34,831	1,701
*	Euronet Worldwide Inc.	18,216	1,672
*	IPG Photonics Corp.	12,772	1,652
	Oshkosh Corp.	24,279	1,640
*	Pagseguro Digital Ltd. Class A	63,882	1,618
	Knight-Swift Transportation Holdings Inc.	43,376	1,613

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	MDU Resources Group Inc.	71,787	1,612
	ITT Inc.	30,538	1,610
	Lincoln Electric Holdings Inc.	19,900	1,602
	Sealed Air Corp.	55,759	1,594
	ManpowerGroup Inc.	21,304	1,582
	Curtiss-Wright Corp.	15,253	1,581
*	Stericycle Inc.	31,916	1,558
	Owens Corning	35,803	1,552
	MAXIMUS Inc.	22,519	1,516
*	Axon Enterprise Inc.	20,616	1,499
	Landstar System Inc.	14,194	1,466
	Tetra Tech Inc.	19,401	1,461
	MSA Safety Inc.	12,771	1,437
	Allison Transmission Holdings Inc.	39,280	1,427
*	Paylocity Holding Corp.	12,392	1,419
	Jabil Inc.	49,591	1,410
	Flowserve Corp.	49,347	1,390
	Graphic Packaging Holding Co.	101,865	1,360
	Armstrong World Industries Inc.	17,456	1,346
*	AerCap Holdings NV	47,594	1,338
	Exponent Inc.	18,274	1,285
	HEICO Corp.	14,501	1,270
	EMCOR Group Inc.	19,904	1,265
*	SiteOne Landscape Supply Inc.	14,233	1,261
	Acuity Brands Inc.	14,233	1,232
	Woodward Inc.	20,101	1,217
	AGCO Corp.	22,656	1,197
	Simpson Manufacturing Co. Inc.	16,342	1,178
	Amcor plc (XNYS)	130,345	1,169
	CoreLogic Inc.	30,038	1,154
*	Kirby Corp.	21,599	1,154
	Littelfuse Inc.	7,872	1,143
*	II-VI Inc.	32,516	1,119
	Xerox Holdings Corp.	61,152	1,118
*	RBC Bearings Inc.	8,741	1,107
	Regal Beloit Corp.	15,420	1,095
*	Aerojet Rocketdyne Holdings Inc.	26,545	1,092
*	TopBuild Corp.	11,462	1,068
	Rexnord Corp.	38,616	1,053
*	Coherent Inc.	8,179	1,046
*	Novanta Inc.	11,977	1,041
	KBR Inc.	51,155	1,036
	Air Lease Corp.	39,543	1,034
	Silgan Holdings Inc.	29,708	1,025
*	Anixter International Inc.	10,836	1,006
	Avnet Inc.	32,593	978
	Hexcel Corp.	28,230	976
	nVent Electric plc	50,744	946
*	Clean Harbors Inc.	17,500	935
	MSC Industrial Direct Co. Inc. Class A	15,627	932
*	Proto Labs Inc.	9,172	932
	Brink’s Co.	18,218	931
	Timken Co.	24,568	923
	Crane Co.	16,794	914
	John Bean Technologies Corp.	11,642	893
	Spirit AeroSystems Holdings Inc. Class A	39,926	885
	UniFirst Corp.	5,217	877
	Universal Forest Products Inc.	21,331	877
	Eagle Materials Inc.	14,291	872
	ABM Industries Inc.	25,069	865
	Valmont Industries Inc.	7,300	856
*	Advanced Disposal Services Inc.	26,094	842
	EnerSys	14,400	841
*	Fabrinet	13,322	836

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Franklin Electric Co. Inc.	16,300	828
*	Itron Inc.	11,700	817
*	Saia Inc.	8,822	816
*	Integer Holdings Corp.	10,878	810
	Louisiana-Pacific Corp.	40,496	810
*	ASGN Inc.	17,399	808
*	TriNet Group Inc.	16,497	808
*	Colfax Corp.	30,898	797
	Watts Water Technologies Inc. Class A	9,603	791
*	AMN Healthcare Services Inc.	16,206	761
*	ExlService Holdings Inc.	12,252	756
	ManTech International Corp. Class A	9,848	734
	Vishay Intertechnology Inc.	43,940	729
	Applied Industrial Technologies Inc.	13,912	729
*	Casella Waste Systems Inc.	15,550	721
*	MasTec Inc.	19,900	714
	Macquarie Infrastructure Corp.	25,447	702
	GATX Corp.	11,800	700
	Kennametal Inc.	27,200	697
*	Sanmina Corp.	24,921	691
	Brady Corp. Class A	15,833	689
*	Rogers Corp.	6,200	688
*	Builders FirstSource Inc.	37,129	681
	Trinity Industries Inc.	35,053	676
	Alliance Data Systems Corp.	13,425	672
	Advanced Drainage Systems Inc.	16,521	670
	Barnes Group Inc.	17,126	657
	AAON Inc.	13,793	657
	ESCO Technologies Inc.	8,600	656
	Otter Tail Corp.	14,739	654
*	StoneCo Ltd. Class A	24,387	643
	Ryder System Inc.	17,998	637
	Insperity Inc.	12,800	611
	Werner Enterprises Inc.	15,000	602
	Federal Signal Corp.	22,217	598
	Albany International Corp.	11,680	597
*	Summit Materials Inc. Class A	39,497	597
	Triton International Ltd.	18,828	583
*	Plexus Corp.	9,200	577
*	Ambarella Inc.	10,841	570
	Altra Industrial Motion Corp.	20,090	561
*	Hub Group Inc. Class A	11,626	559
*	SPX Corp.	14,476	552
	Forward Air Corp.	10,621	548
*	Gibraltar Industries Inc.	11,800	546
	Badger Meter Inc.	9,200	543
	Moog Inc. Class A	10,964	543
	Fluor Corp.	45,905	537
	World Fuel Services Corp.	21,383	535
	EVERTEC Inc.	20,826	528
*	SPX FLOW Inc.	15,898	518
*	MACOM Technology Solutions Holdings Inc.	16,828	516
	Mueller Water Products Inc. Class A	54,200	514
	Korn Ferry	17,700	510
*	Kratos Defense & Security Solutions Inc.	33,967	510
	Mueller Industries Inc.	19,420	503
*	Masonite International Corp.	8,500	502
*	Beacon Roofing Supply Inc.	22,344	492
*	Navistar International Corp.	20,202	480
*	Huron Consulting Group Inc.	8,567	480
*	BMC Stock Holdings Inc.	22,568	480
^,*	Cimpress plc	6,516	474
	McGrath RentCorp	8,629	471
*	AeroVironment Inc.	7,465	450

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Boise Cascade Co.	14,100	441
	O-I Glass Inc.	52,550	433
	Mobile Mini Inc.	15,000	429
	Belden Inc.	12,500	427
*	Knowles Corp.	26,973	419
*	Sykes Enterprises Inc.	14,358	411
	Deluxe Corp.	14,400	406
*	CBIZ Inc.	17,000	404
	Comfort Systems USA Inc.	12,100	403
*	TriMas Corp.	16,700	398
	Schneider National Inc. Class B	18,099	397
*	Installed Building Products Inc.	8,000	395
*	Verra Mobility Corp. Class A	43,989	394
	Patrick Industries Inc.	9,545	393
*	OSI Systems Inc.	5,400	391
	Cubic Corp.	10,100	386
	Helios Technologies Inc.	10,400	370
	Methode Electronics Inc.	12,104	363
*	WESCO International Inc.	13,974	362
	Rush Enterprises Inc. Class A	9,500	356
	Tennant Co.	6,000	355
	Lindsay Corp.	3,923	353
*	TTM Technologies Inc.	29,954	347
	Kaman Corp.	8,748	339
	Atlas Corp.	44,724	334
*	JELD-WEN Holding Inc.	26,068	331
	Astec Industries Inc.	8,192	329
	Enerpac Tool Group Corp. Class A	19,200	328
	EnPro Industries Inc.	7,200	327
*	Pluralsight Inc. Class A	19,752	325
	Encore Wire Corp.	6,900	316
	Covanta Holding Corp.	40,423	315
	Terex Corp.	20,502	311
	Scorpio Tankers Inc.	14,190	311
*	Allegheny Technologies Inc.	40,988	308
	Greif Inc. Class A	9,000	305
*	FARO Technologies Inc.	5,500	302
	Heartland Express Inc.	15,407	302
	SFL Corp. Ltd.	26,513	299
	Raven Industries Inc.	13,100	292
*	Dycom Industries Inc.	8,880	290
	CTS Corp.	12,100	280
	AZZ Inc.	8,800	276
	Benchmark Electronics Inc.	13,300	275
*	Harsco Corp.	27,200	271
	Granite Construction Inc.	16,155	266
*	Cardtronics plc Class A	11,246	258
	Kelly Services Inc. Class A	16,553	256
	US Ecology Inc.	7,800	256
	Primoris Services Corp.	16,200	253
	AAR Corp.	12,010	235
	Standex International Corp.	4,600	229
*	Resideo Technologies Inc.	42,188	216
	Griffon Corp.	12,834	211
	H&E Equipment Services Inc.	12,733	207
	Quanex Building Products Corp.	16,126	201
^	ADT Inc.	35,083	201
*	TrueBlue Inc.	12,600	196
*	Evolent Health Inc. Class A	27,095	195
*	Aegion Corp.	11,900	191
*	SEACOR Holdings Inc.	6,707	190
	TTEC Holdings Inc.	4,759	186
	Apogee Enterprises Inc.	8,600	176
	Greenbrier Cos. Inc.	9,900	168

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Myers Industries Inc.	12,549	155
*	Conduent Inc.	60,045	151
	Hyster-Yale Materials Handling Inc.	3,800	148
	MTS Systems Corp.	6,400	136
*	Manitowoc Co. Inc.	14,350	132
	Matson Inc.	3,700	112
	Triumph Group Inc.	14,592	103
*	Tutor Perini Corp.	12,200	85
	GasLog Ltd.	12,700	59
			1,167,007
Oil & Gas (1.8%)
	Exxon Mobil Corp.	1,519,117	70,593
	Chevron Corp.	683,202	62,855
	Enbridge Inc.	705,891	21,629
	ConocoPhillips	388,259	16,346
	Phillips 66	158,272	11,581
	Kinder Morgan Inc.	695,711	10,596
	EOG Resources Inc.	207,644	9,865
	Valero Energy Corp.	147,769	9,361
	Schlumberger Ltd.	507,838	8,542
	Williams Cos. Inc.	437,646	8,477
	Marathon Petroleum Corp.	228,823	7,341
	Pioneer Natural Resources Co.	59,255	5,292
	Occidental Petroleum Corp.	316,718	5,258
	Hess Corp.	96,491	4,693
	ONEOK Inc.	148,953	4,458
	Concho Resources Inc.	70,522	4,000
*	Cheniere Energy Inc.	84,393	3,940
	Baker Hughes Co.	240,899	3,361
	Halliburton Co.	319,817	3,358
	Cabot Oil & Gas Corp.	143,576	3,104
	Diamondback Energy Inc.	57,710	2,513
	Devon Energy Corp.	143,399	1,788
	HollyFrontier Corp.	53,832	1,779
	Apache Corp.	135,879	1,777
	Marathon Oil Corp.	279,216	1,709
	National Oilwell Varco Inc.	133,843	1,692
	Noble Energy Inc.	171,733	1,685
*	SolarEdge Technologies Inc.	14,665	1,636
*	Enphase Energy Inc.	33,821	1,584
	EQT Corp.	94,205	1,374
*	First Solar Inc.	28,057	1,235
	Targa Resources Corp.	80,424	1,042
	Parsley Energy Inc. Class A	101,180	956
*	WPX Energy Inc.	140,967	864
	Cimarex Energy Co.	33,702	857
	Helmerich & Payne Inc.	42,057	831
*	CNX Resources Corp.	69,127	733
	Arcosa Inc.	18,000	671
*	Southwestern Energy Co.	190,510	615
	Delek US Holdings Inc.	25,873	604
	Murphy Oil Corp.	49,885	592
	Equitrans Midstream Corp.	70,447	590
*	Chart Industries Inc.	14,716	526
*	Cosan Ltd.	36,924	493
^	Continental Resources Inc.	29,241	479
*	PDC Energy Inc.	35,330	459
	PBF Energy Inc. Class A	39,302	448
^	Ovintiv Inc. (XSTE)	70,428	440
	Antero Midstream Corp.	90,425	430
*	Dril-Quip Inc.	11,400	378
^	Range Resources Corp.	64,476	376
*	Canadian Solar Inc.	16,800	300
*	Transocean Ltd. (XNYS)	232,399	297

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Core Laboratories NV	13,400	263
^,*	Antero Resources Corp.	84,777	253
*	Matador Resources Co.	34,765	245
	Patterson-UTI Energy Inc.	63,963	236
	CVR Energy Inc.	9,664	230
*	Apergy Corp.	24,701	227
*	NOW Inc.	36,496	225
*	Magnolia Oil & Gas Corp. Class A	31,729	205
	Archrock Inc.	41,684	200
	Kosmos Energy Ltd.	118,878	196
*	Oceaneering International Inc.	33,017	170
	SM Energy Co.	36,114	146
*	SunPower Corp.	19,200	141
*	MRC Global Inc.	26,000	139
*	Callon Petroleum Co.	132,656	125
*	ProPetro Holding Corp.	26,116	111
*	Helix Energy Solutions Group Inc.	40,791	104
	Ovintiv Inc. (XNYS)	15,864	100
	QEP Resources Inc.	86,264	85
*	Frank’s International NV	31,027	75
^,*	Oasis Petroleum Inc.	96,808	68
*	Centennial Resource Development Inc. Class A	56,100	66
*	Oil States International Inc.	18,720	64
*	Denbury Resources Inc.	180,226	64
	RPC Inc.	17,400	59
*	Whiting Petroleum Corp.	44,643	56
*	Laredo Petroleum Inc.	51,100	56
^,*	Chesapeake Energy Corp.	2,382	42
	Nabors Industries Ltd.	2,147	32
^,*	Valaris plc Class A	65,960	30
*	Transocean Ltd. (XSWX)	8,480	11
			310,427
Other (0.0%)2
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	8,266	7
*,§	Media General Inc. CVR	21,051	1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	18,671	—
			8
Technology (14.4%)
	Microsoft Corp.	2,706,606	485,051
	Apple Inc.	1,475,470	433,493
*	Facebook Inc. Class A	855,884	175,208
*	Alphabet Inc. Class C	111,607	150,520
*	Alphabet Inc. Class A	102,925	138,609
	Intel Corp.	1,531,837	91,880
	Cisco Systems Inc.	1,533,416	64,986
	NVIDIA Corp.	209,072	61,108
*	Adobe Inc.	172,301	60,933
*	salesforce.com Inc.	304,711	49,348
	International Business Machines Corp.	317,571	39,874
	Texas Instruments Inc.	335,069	38,891
	Oracle Corp.	718,055	38,035
	Broadcom Inc.	138,305	37,566
	QUALCOMM Inc.	408,282	32,120
	Intuit Inc.	89,076	24,034
*	ServiceNow Inc.	66,549	23,395
*	Advanced Micro Devices Inc.	368,239	19,292
*	Micron Technology Inc.	394,679	18,901
*	Shopify Inc. Class A (XNYS)	28,906	18,277
	Applied Materials Inc.	329,453	16,367
	L3Harris Technologies Inc.	78,725	15,249
*	Autodesk Inc.	78,692	14,726
	Analog Devices Inc.	133,059	14,583
	Lam Research Corp.	51,954	13,263
	Cognizant Technology Solutions Corp. Class A	197,865	11,480

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	NXP Semiconductors NV	99,999	9,957
	KLA Corp.	55,918	9,176
*	Workday Inc.	58,307	8,973
*	Veeva Systems Inc. Class A	46,021	8,781
	Motorola Solutions Inc.	60,864	8,753
*	Synopsys Inc.	53,697	8,437
	HP Inc.	515,216	7,991
*	Cadence Design Systems Inc.	97,437	7,905
*	Twitter Inc.	270,697	7,764
*	Splunk Inc.	55,273	7,758
	Xilinx Inc.	88,541	7,739
*	ANSYS Inc.	29,429	7,705
*	VeriSign Inc.	36,340	7,613
	Cerner Corp.	109,358	7,588
	Microchip Technology Inc.	85,141	7,469
*	Palo Alto Networks Inc.	33,745	6,631
*	Atlassian Corp. plc Class A	42,469	6,604
	Marvell Technology Group Ltd.	240,278	6,425
	Skyworks Solutions Inc.	59,784	6,210
	Citrix Systems Inc.	41,743	6,053
*	RingCentral Inc. Class A	26,459	6,047
*	DocuSign Inc. Class A	56,883	5,959
	Corning Inc.	269,452	5,931
*	IAC/interactivecorp	26,293	5,876
*	Okta Inc.	37,581	5,686
*	Akamai Technologies Inc.	57,107	5,580
*	Fortinet Inc.	51,747	5,575
	CDW Corp.	50,062	5,547
	Maxim Integrated Products Inc.	94,673	5,205
	Western Digital Corp.	108,195	4,986
*	Twilio Inc.	44,337	4,979
	Leidos Holdings Inc.	48,721	4,814
	Hewlett Packard Enterprise Co.	475,153	4,780
*	Paycom Software Inc.	18,019	4,703
*	Arista Networks Inc.	21,308	4,673
	Seagate Technology plc	90,627	4,527
*	Tyler Technologies Inc.	13,752	4,410
	SS&C Technologies Holdings Inc.	79,442	4,382
*	GoDaddy Inc. Class A	62,283	4,324
*	Check Point Software Technologies Ltd.	40,782	4,312
	NortonLifeLock Inc.	196,336	4,176
*	Qorvo Inc.	42,117	4,129
*	EPAM Systems Inc.	18,527	4,092
*	Coupa Software Inc.	23,211	4,087
*	Yandex NV Class A	105,748	3,995
	Teradyne Inc.	62,654	3,918
*	Gartner Inc.	32,112	3,815
*	Black Knight Inc.	51,316	3,621
*	VMware Inc. Class A	27,036	3,556
	NetApp Inc.	81,071	3,549
*	F5 Networks Inc.	22,871	3,185
	Monolithic Power Systems Inc.	15,644	3,127
*	Zendesk Inc.	39,916	3,069
	Amdocs Ltd.	46,611	3,004
	Entegris Inc.	51,212	2,777
*	Guidewire Software Inc.	30,080	2,732
*	HubSpot Inc.	15,495	2,613
	Juniper Networks Inc.	119,515	2,582
*	PTC Inc.	37,176	2,574
*	Aspen Technology Inc.	25,166	2,573
*	Dell Technologies Inc.	59,602	2,544
*	Ciena Corp.	54,652	2,528
*	MongoDB Inc.	15,384	2,494
*	Proofpoint Inc.	20,358	2,478

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	ON Semiconductor Corp.	145,857	2,340
*	CACI International Inc. Class A	8,668	2,168
*	Lumentum Holdings Inc.	26,775	2,166
*	Nuance Communications Inc.	99,794	2,016
*	Ceridian HCM Holding Inc.	34,014	2,006
*	Five9 Inc.	21,215	1,966
	MKS Instruments Inc.	19,413	1,946
*	RealPage Inc.	28,596	1,844
*	Alteryx Inc. Class A	15,819	1,790
*	Tech Data Corp.	12,588	1,770
	DXC Technology Co.	95,013	1,723
	CDK Global Inc.	43,139	1,695
*	Cree Inc.	39,016	1,683
	Science Applications International Corp.	20,603	1,682
*	Smartsheet Inc. Class A	31,584	1,665
*	Manhattan Associates Inc.	23,029	1,634
*	Zscaler Inc.	24,294	1,630
*	Dropbox Inc. Class A	77,514	1,629
*	Cirrus Logic Inc.	21,100	1,595
*	Inphi Corp.	16,110	1,555
*	Wix.com Ltd.	11,645	1,523
*	Silicon Laboratories Inc.	15,599	1,517
*	Avalara Inc.	16,676	1,490
	LogMeIn Inc.	17,001	1,453
*	CyberArk Software Ltd.	14,439	1,426
*	Globant SA	12,113	1,401
*	Dynatrace Inc.	44,985	1,343
*	Elastic NV	20,882	1,339
*	Clarivate Analytics plc	58,266	1,339
	J2 Global Inc.	16,563	1,336
	SYNNEX Corp.	15,093	1,322
*	Nutanix Inc.	64,384	1,319
*	Everbridge Inc.	11,739	1,308
*	Anaplan Inc.	31,381	1,282
*	Q2 Holdings Inc.	15,600	1,244
	Cogent Communications Holdings Inc.	14,700	1,232
	Cabot Microelectronics Corp.	9,864	1,209
*	Qualys Inc.	11,400	1,202
*	Pure Storage Inc. Class A	81,476	1,173
*	ACI Worldwide Inc.	41,160	1,128
*	Envestnet Inc.	17,520	1,095
*	Semtech Corp.	23,874	1,080
	Pegasystems Inc.	12,690	1,061
	Brooks Automation Inc.	26,760	1,030
	Perspecta Inc.	47,324	1,021
*	Lattice Semiconductor Corp.	45,123	1,016
	Power Integrations Inc.	9,756	999
	Wipro Ltd. ADR	292,238	961
	Blackbaud Inc.	17,300	956
*	Blackline Inc.	15,714	954
*	Viavi Solutions Inc.	78,802	952
*	NCR Corp.	46,357	951
*	Verint Systems Inc.	22,100	945
*	Teradata Corp.	37,836	930
*	New Relic Inc.	17,011	913
*	Acacia Communications Inc.	13,379	906
*	ViaSat Inc.	20,744	880
*	Varonis Systems Inc.	12,536	841
*	Box Inc.	51,825	836
*	Rapid7 Inc.	17,604	802
*	FireEye Inc.	68,408	787
*	Premier Inc. Class A	22,752	754
*	Synaptics Inc.	11,500	752
*	Cloudera Inc.	88,770	735

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Advanced Energy Industries Inc.	13,158	732
*	Diodes Inc.	13,800	702
*	NetScout Systems Inc.	26,238	695
*	CommScope Holding Co. Inc.	62,671	690
	Progress Software Corp.	15,900	651
*	Bottomline Technologies (de) Inc.	15,400	641
*	SPS Commerce Inc.	11,482	637
*	CommVault Systems Inc.	14,504	619
*	Cornerstone OnDemand Inc.	18,299	614
*	Insight Enterprises Inc.	11,300	614
	InterDigital Inc.	10,500	607
	NIC Inc.	24,776	600
*	Alarm.com Holdings Inc.	13,246	593
	Kulicke & Soffa Industries Inc.	22,900	549
*	Sailpoint Technologies Holdings Inc.	29,522	549
*	Pinterest Inc. Class A	26,349	544
	CSG Systems International Inc.	11,066	538
*	EchoStar Corp. Class A	16,414	518
*	LivePerson Inc.	21,227	508
	Ubiquiti Inc.	2,851	462
*	Workiva Inc.	11,598	445
*	Rambus Inc.	35,400	444
*	SVMK Inc.	27,086	425
*	Yext Inc.	31,700	406
*	Allscripts Healthcare Solutions Inc.	60,100	391
*	MicroStrategy Inc.	3,000	379
*	MaxLinear Inc.	22,960	379
*	Covetrus Inc.	31,717	377
*	Perficient Inc.	10,747	374
	Xperi Corp.	23,427	358
*	PROS Holdings Inc.	10,383	357
*	Mimecast Ltd.	8,700	356
*	Avaya Holdings Corp.	34,300	341
	TiVo Corp.	46,562	327
*	Virtusa Corp.	9,900	327
*	Tenable Holdings Inc.	11,677	304
	Micro Focus International plc ADR	51,018	303
*	Amkor Technology Inc.	30,000	296
*	3D Systems Corp.	34,900	296
^,*	Stratasys Ltd.	15,900	281
	Shutterstock Inc.	6,900	262
*	SolarWinds Corp.	14,854	252
*	Cerence Inc.	11,677	247
*	Blucora Inc.	16,400	231
*	NETGEAR Inc.	9,595	230
*	ScanSource Inc.	8,411	218
	Pitney Bowes Inc.	58,431	206
	Ebix Inc.	8,400	176
*	NextGen Healthcare Inc.	16,200	171
	Plantronics Inc.	10,000	141
*	Forrester Research Inc.	4,285	134
*	Loral Space & Communications Inc.	5,577	123
*	Endurance International Group Holdings Inc.	22,000	56
			2,529,157
Telecommunications (1.1%)
	Verizon Communications Inc.	1,479,382	84,991
	AT&T Inc.	2,612,438	79,601
*	T-Mobile US Inc.	132,691	11,650
	CenturyLink Inc.	393,224	4,176
*	GCI Liberty Inc. Class A	34,867	2,121
	Shenandoah Telecommunications Co.	18,225	975
*	Iridium Communications Inc.	36,217	815
	Telephone and Data Systems Inc.	37,397	734
*	Vonage Holdings Corp.	82,928	693

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	8x8 Inc.	34,749	589
	ATN International Inc.	4,035	251
^,*	GTT Communications Inc.	12,950	147
*	United States Cellular Corp.	4,600	146
^,*	Intelsat SA	21,224	27
			186,916
Utilities (1.8%)
	NextEra Energy Inc.	174,441	40,317
	Dominion Energy Inc.	293,345	22,626
	Duke Energy Corp.	260,671	22,068
	Southern Co.	372,834	21,151
	American Electric Power Co. Inc.	176,674	14,683
	Exelon Corp.	346,180	12,836
	Sempra Energy	100,826	12,487
	Xcel Energy Inc.	187,245	11,901
	WEC Energy Group Inc.	112,442	10,182
	Consolidated Edison Inc.	119,725	9,434
	Eversource Energy	115,681	9,335
	Public Service Enterprise Group Inc.	179,731	9,114
	American Water Works Co. Inc.	64,395	7,836
	FirstEnergy Corp.	189,506	7,821
	Edison International	124,740	7,323
	PPL Corp.	275,674	7,008
	DTE Energy Co.	66,273	6,875
	Entergy Corp.	69,965	6,682
	Ameren Corp.	87,743	6,383
	CMS Energy Corp.	99,521	5,682
	Evergy Inc.	82,194	4,803
	Atmos Energy Corp.	43,860	4,472
	Alliant Energy Corp.	85,951	4,173
	NiSource Inc.	137,855	3,462
	AES Corp.	249,412	3,305
	Essential Utilities Inc.	77,282	3,230
	NRG Energy Inc.	92,282	3,094
	Vistra Energy Corp.	157,346	3,075
	Pinnacle West Capital Corp.	39,815	3,065
	CenterPoint Energy Inc.	179,273	3,053
	OGE Energy Corp.	71,893	2,266
	UGI Corp.	73,840	2,228
*	PG&E Corp.	189,294	2,014
	IDACORP Inc.	17,563	1,612
	Hawaiian Electric Industries Inc.	38,843	1,533
	ONE Gas Inc.	19,201	1,531
	Portland General Electric Co.	30,931	1,447
	Southwest Gas Holdings Inc.	18,817	1,426
	Black Hills Corp.	22,418	1,389
	Spire Inc.	17,338	1,265
	NorthWestern Corp.	21,592	1,246
	National Fuel Gas Co.	29,764	1,220
	PNM Resources Inc.	28,780	1,165
	New Jersey Resources Corp.	32,585	1,101
	American States Water Co.	12,984	1,031
	ALLETE Inc.	17,725	1,020
	Avista Corp.	23,000	990
	El Paso Electric Co.	14,102	959
	South Jersey Industries Inc.	32,522	930
	Avangrid Inc.	20,129	866
	MGE Energy Inc.	12,033	778
	California Water Service Group	16,596	745
	Ormat Technologies Inc. (XNYS)	11,796	736
	Northwest Natural Holding Co.	10,300	671
*	Sunrun Inc.	46,128	647
	Clearway Energy Inc.	30,396	609
	SJW Group	9,018	537

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Atlantica Yield plc	21,121	506
	TerraForm Power Inc. Class A	27,340	474
*	Evoqua Water Technologies Corp.	23,800	382
	Ormat Technologies Inc. (XTAE)	2,610	168
	Clearway Energy Inc. Class A	7,906	148
			321,116
			10,025,538
Total Common Stocks (Cost $16,469,316)			17,523,601

	Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund	0.522%		1,791,311	179,131

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5] United States Cash Management Bill	0.100%-0.103%	7/14/20	24,000	23,995
United States Cash Management Bill	0.210%	9/15/20	1,320	1,319
United States Cash Management Bill	0.116%	9/29/20	2,585	2,584
[5] United States Treasury Bill	0.087%	9/24/20	2,000	1,999
				29,897
Total Temporary Cash Investments (Cost $209,012)				209,028
Total Investments (100.7%) (Cost $16,678,328)				17,732,629
Other Assets and Liabilities–Net (-0.7%)4,6				(123,137)
Net Assets (100%)				17,609,492

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $146,114,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $169,921,000, representing 1.0% of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $158,377,000 was received for securities on loan, of which $157,961,000 is held in Vanguard Market Liquidity Fund and $416,000 is held in cash.
5	Securities with a value of $12,218,000 have been segregated as initial margin for open futures contracts.
6	Cash of $180,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

CVR—Contingent Value Rights.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA6282 062020

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (4.4%)
	CSL Ltd.	826,583	164,761
	Commonwealth Bank of Australia	3,242,891	131,002
	BHP Group Ltd.	5,396,487	110,166
	Westpac Banking Corp.	6,616,139	68,835
	National Australia Bank Ltd. (XSAX)	5,404,008	59,214
	Australia & New Zealand Banking Group Ltd.	5,191,563	56,393
	Woolworths Group Ltd.	2,304,826	53,338
	Wesfarmers Ltd.	2,075,300	50,408
	Transurban Group	4,962,836	44,243
	Macquarie Group Ltd.	587,648	38,928
	Rio Tinto Ltd.	680,559	38,357
	Goodman Group	3,262,571	27,788
	Amcor plc	2,935,740	26,752
	Newcrest Mining Ltd.	1,401,070	25,392
	Woodside Petroleum Ltd.	1,719,310	24,619
	Coles Group Ltd.	2,315,942	23,224
	Fortescue Metals Group Ltd.	2,902,856	22,184
	Brambles Ltd.	2,827,756	20,212
	Aristocrat Leisure Ltd.	1,167,915	19,154
	ASX Ltd.	354,895	18,712
	Insurance Australia Group Ltd.	4,242,490	15,851
	Sonic Healthcare Ltd.	867,315	15,317
	APA Group	2,162,714	15,281
	Telstra Corp. Ltd.	7,647,776	15,045
	Scentre Group	9,628,032	14,464
	QBE Insurance Group Ltd.	2,666,185	14,437
	Suncorp Group Ltd.	2,308,054	13,721
	Cochlear Ltd.	112,556	13,383
	AGL Energy Ltd.	1,176,147	12,908
	Ramsay Health Care Ltd.	311,013	12,631
	Dexus	2,017,360	11,976
	Origin Energy Ltd.	3,241,331	11,658
	James Hardie Industries plc	804,554	11,550
	South32 Ltd.	9,100,782	11,446
	Aurizon Holdings Ltd.	3,463,520	10,522
	Northern Star Resources Ltd.	1,294,815	10,456
	Mirvac Group	7,150,059	10,390
	Santos Ltd.	3,250,129	10,335
	GPT Group	3,562,578	9,791
	Medibank Pvt Ltd.	5,035,191	8,821
	Treasury Wine Estates Ltd.	1,312,815	8,635
*	Xero Ltd.	168,858	8,633
	Orica Ltd.	737,929	8,552
	Sydney Airport	2,035,761	8,292
	Magellan Financial Group Ltd.	249,574	8,175
	Lendlease Group (XSAX)	1,025,868	8,172
	Stockland	4,343,959	8,066
*	Afterpay Ltd.	398,430	7,923
	Caltex Australia Ltd.	455,134	7,328
	Tabcorp Holdings Ltd.	3,478,287	7,252
	SEEK Ltd.	637,132	7,113
	Computershare Ltd.	880,029	6,924
	Oil Search Ltd.	3,336,358	6,548
	Atlas Arteria Ltd.	1,605,892	6,480
	Evolution Mining Ltd.	1,914,779	6,236
	BlueScope Steel Ltd.	933,773	6,095
*	AMP Ltd.	6,318,683	5,830
	Vicinity Centres	5,752,280	5,507
	REA Group Ltd.	92,636	5,301
	Coca-Cola Amatil Ltd.	937,185	5,218
	Alumina Ltd.	4,602,773	5,106

1

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	JB Hi-Fi Ltd.	203,656	4,604
	Incitec Pivot Ltd.	2,953,313	4,568
	Ansell Ltd.	239,050	4,409
	Altium Ltd.	196,732	4,319
	National Australia Bank Ltd.	381,754	4,219
	Crown Resorts Ltd.	655,799	4,198
	Charter Hall Group	843,612	4,169
	Boral Ltd.	2,126,165	4,132
	AusNet Services	3,354,376	4,091
	Domino's Pizza Enterprises Ltd.	108,168	4,047
	ALS Ltd.	889,707	3,885
	Bendigo & Adelaide Bank Ltd.	901,913	3,816
	Iluka Resources Ltd.	762,332	3,781
	Orora Ltd.	2,248,665	3,737
§	Qube Holdings Ltd.	2,298,182	3,513
	Worley Ltd.	583,642	3,383
	Challenger Ltd.	1,048,925	3,341
	OZ Minerals Ltd.	576,084	3,321
	Beach Energy Ltd.	3,276,098	3,193
	TPG Telecom Ltd.	662,266	3,160
	Cleanaway Waste Management Ltd.	2,472,931	2,984
	Downer EDI Ltd.	1,106,438	2,976
	Star Entertainment Grp Ltd.	1,488,488	2,918
	CIMIC Group Ltd.	181,270	2,885
^	Bank of Queensland Ltd.	838,970	2,829
	Qantas Airways Ltd.	1,071,655	2,662
	Metcash Ltd.	1,646,062	2,655
	Shopping Centres Australasia Property Group	1,717,289	2,489
^	Seven Group Holdings Ltd.	236,031	2,321
	IDP Education Ltd.	235,461	2,232
	CSR Ltd.	903,023	2,170
*	Vocus Group Ltd.	1,082,877	2,150
	Washington H Soul Pattinson & Co. Ltd.	167,033	2,009
*	Nufarm Ltd.	569,502	1,934
^	Harvey Norman Holdings Ltd.	1,055,772	1,894
	Whitehaven Coal Ltd.	1,583,056	1,868
	WiseTech Global Ltd.	146,116	1,740
	IOOF Holdings Ltd.	619,274	1,729
	Perpetual Ltd.	78,515	1,526
	Adelaide Brighton Ltd.	811,033	1,429
	Lendlease Group	176,076	1,418
	Sims Ltd.	312,923	1,407
^	Platinum Asset Management Ltd.	577,585	1,304
	Flight Centre Travel Group Ltd.	158,866	1,126
	Domain Holdings Australia Ltd.	408,442	692
			1,550,284
Austria (0.1%)
	Erste Group Bank AG	520,463	11,280
	OMV AG	257,646	8,413
	Verbund AG	121,067	5,482
	voestalpine AG	210,673	4,367
*	Andritz AG	128,076	4,208
	Raiffeisen Bank International AG	236,058	4,074
	Telekom Austria AG	249,495	1,755
	Vienna Insurance Group AG Wiener Versicherung Gruppe	71,228	1,424
			41,003
Belgium (0.6%)
	Anheuser-Busch InBev SA/NV	1,409,419	65,637
	KBC Group NV	502,110	27,235
*	Ucb SA	220,141	20,174
	Umicore SA	375,430	16,271
	Ageas	336,130	12,116
*	Argenx SE	75,783	11,333
*	Groupe Bruxelles Lambert SA	134,140	10,731

2

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Solvay SA Class A	126,081	9,848
^	Elia Group SA/NV	64,109	7,372
	Sofina SA	28,020	6,599
	Colruyt SA	96,860	5,805
	Proximus SADP	255,650	5,456
	Ackermans & van Haaren NV	40,338	5,346
	Telenet Group Holding NV	83,402	3,483
			207,406
Brazil (1.4%)
	Itau Unibanco Holding SA ADR	6,688,105	28,157
	Vale SA Class B ADR	3,270,438	26,981
	B3 SA - Brasil Bolsa Balcao	3,614,794	25,539
	Vale SA	3,020,765	24,920
	Banco Bradesco SA ADR	6,760,161	23,796
	Petroleo Brasileiro SA ADR Preference Shares	3,496,425	23,321
	Petroleo Brasileiro SA	4,026,787	13,810
	Itausa - Investimentos Itau SA Preference Shares	7,967,492	13,187
	Magazine Luiza SA	1,175,165	10,741
	Itau Unibanco Holding SA Preference Shares	2,564,482	10,738
*	Suzano SA	1,463,820	10,609
	Lojas Renner SA	1,442,246	10,182
	Ambev SA ADR	4,630,619	9,956
	Weg SA	1,339,241	9,836
	Notre Dame Intermedica Participacoes SA	816,913	8,234
	Banco do Brasil SA	1,567,866	8,217
	Raia Drogasil SA	413,670	7,971
	Natura & Co. Holding SA	1,202,912	7,857
	Jbs SA	1,775,869	7,786
	Petroleo Brasileiro SA ADR	1,099,469	7,597
*	Rumo SA	2,029,142	7,385
	Petroleo Brasileiro SA Preference Shares	2,212,939	7,345
	Ambev SA	3,234,540	6,745
	Banco Bradesco SA	2,066,868	6,674
	Localiza Rent a Car SA	1,036,651	6,518
	Lojas Americanas SA Preference Shares	1,400,081	6,406
	BB Seguridade Participacoes SA	1,226,668	5,989
	Equatorial Energia SA	1,544,630	5,207
	Banco Bradesco SA Preference Shares	1,445,715	5,091
*	B2W Cia Digital	343,179	4,623
	Ccr SA	2,030,679	4,612
	Cia de Saneamento Basico do Estado de Sao Paulo	618,317	4,557
	Petrobras Distribuidora SA	1,252,133	4,497
	Klabin SA	1,274,084	4,173
	Ultrapar Participacoes SA	1,527,509	4,073
	Telefonica Brasil SA Preference Shares	478,935	4,021
	Hypera SA	718,133	3,840
	Banco Santander Brasil SA	728,975	3,619
*	Centrais Eletricas Brasileiras SA	805,795	3,593
	Banco BTG Pactual SA	444,205	3,455
*	Brf SA	955,212	3,406
	Sul America SA	400,512	3,296
	Cosan SA	295,734	3,282
	Cogna Educacao	3,020,522	3,077
	TIM Participacoes SA	1,287,930	3,022
	Totvs SA	276,700	3,010
	IRB Brasil Resseguros S/A	1,500,066	2,819
	Energisa SA	337,324	2,711
*	Centrais Eletricas Brasileiras SA Preference Shares	526,176	2,694
1	Hapvida Participacoes e Investimentos SA	268,015	2,585
	BR Malls Participacoes SA	1,383,170	2,554
	YDUQS Participacoes SA	447,100	2,495
	Telefonica Brasil SA ADR	286,339	2,405
	Engie Brasil Energia SA	320,610	2,306
^	Gerdau SA ADR	1,037,041	2,230

3

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Bradespar SA Preference Shares	404,100	2,219
	Atacadao SA	589,612	2,169
	Transmissora Alianca de Energia Eletrica SA	403,144	2,039
	Gerdau SA Preference Shares	924,486	1,996
	Cia Brasileira de Distribuicao	160,430	1,954
	Qualicorp Consultoria e Corretora de Seguros SA	407,300	1,941
	Multiplan Empreendimentos Imobiliarios SA	480,917	1,847
	CPFL Energia SA	342,800	1,831
	Alpargatas SA Preference Shares	344,600	1,736
	Cia de Saneamento do Parana	362,200	1,712
	EDP - Energias do Brasil SA	544,045	1,701
*	Embraer SA ADR	260,246	1,647
	Cia Energetica de Sao Paulo Preference Shares	314,900	1,631
	Itau Unibanco Holding SA	389,931	1,578
	Cia Energetica de Minas Gerais Preference Shares	893,265	1,564
	Cia Brasileira de Distribuicao ADR	127,955	1,562
	Fleury SA	366,200	1,535
	Cielo SA	1,982,276	1,480
	Porto Seguro SA	169,012	1,408
	Cia Paranaense de Energia ADR	136,574	1,400
	Lojas Americanas SA	360,000	1,346
	Odontoprev SA	477,700	1,318
^	Cia Energetica de Minas Gerais ADR	733,720	1,262
	Neoenergia SA	370,400	1,244
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	347,296	1,241
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	413,300	1,209
	Aliansce Sonae Shopping Centers sa	234,100	1,202
*	Azul SA Prior Preference Shares.	347,326	1,111
*	Via Varejo SA	641,700	1,083
	Sao Martinho SA	300,200	1,054
^	Cia Siderurgica Nacional SA ADR	615,490	985
	Cia de Locacao das Americas	390,300	953
	M Dias Branco SA	160,886	947
	Duratex SA	487,500	873
	Cia Siderurgica Nacional SA	512,600	845
	Banco do Estado do Rio Grande do Sul SA Preference Shares	364,300	840
*	Eneva SA	122,900	813
	Braskem SA Preference Shares	202,500	787
*	Cosan Logistica SA	227,700	643
	Grendene SA	483,000	619
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	647,500	572
^	Braskem SA ADR	71,344	560
	Cia Paranaense de Energia	54,500	533
	CVC Brasil Operadora e Agencia de Viagens SA	207,000	525
*	Embraer SA	313,800	499
	TIM Participacoes SA ADR	39,321	457
	Telefonica Brasil SA	50,200	428
*	Gol Linhas Aereas Inteligentes SA Preference Shares	172,800	394
	Guararapes Confeccoes SA	136,600	320
	Cia Energetica de Minas Gerais	175,319	312
	Cia Paranaense de Energia Preference Shares	29,900	299
*	Brf SA ADR	50,677	181
	Itausa - Investimentos Itau SA	2,900	6
			494,161
Canada (5.7%)
	Royal Bank of Canada	2,643,488	162,622
	Toronto-Dominion Bank	3,329,395	139,113
*	Shopify Inc.	182,804	115,935
	Enbridge Inc. (XTSE)	3,593,750	110,114
	Canadian National Railway Co.	1,305,534	107,964
^	Bank of Nova Scotia	2,230,666	89,422
	Brookfield Asset Management Inc. Class A	2,472,720	83,564
	TC Energy Corp.	1,706,603	78,541

4

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
^	Bank of Montreal	1,167,718	59,370
	Canadian Pacific Railway Ltd.	251,127	57,076
	Barrick Gold Corp. (XTSE)	2,171,701	55,901
	Suncor Energy Inc.	2,823,954	50,354
	Canadian Imperial Bank of Commerce	812,494	48,144
	Franco-Nevada Corp.	339,073	44,861
	Manulife Financial Corp.	3,561,821	44,857
	Alimentation Couche-Tard Inc. Class B	1,558,824	43,496
	Waste Connections Inc.	479,888	41,288
	Nutrien Ltd.	1,047,783	37,419
	Sun Life Financial Inc.	1,086,943	37,256
	Canadian Natural Resources Ltd.	2,121,660	35,530
^	Constellation Software Inc.	36,412	35,015
	Fortis Inc.	842,375	32,643
	Wheaton Precious Metals Corp.	813,935	30,927
*	CGI Inc.	434,518	27,711
	Rogers Communications Inc. Class B	643,179	26,939
	Barrick Gold Corp. (XLON)	1,025,962	26,754
	Agnico Eagle Mines Ltd.	435,059	25,420
	Thomson Reuters Corp.	360,129	25,373
	Restaurant Brands International Inc.	510,889	24,921
	Intact Financial Corp.	260,644	24,805
	National Bank of Canada	612,647	24,709
	Pembina Pipeline Corp.	997,907	22,884
	BCE Inc.	546,165	22,087
	Magna International Inc.	531,604	20,715
	Metro Inc.	435,669	17,925
	Dollarama Inc.	562,668	17,649
	Power Corp. of Canada	1,073,569	17,168
	Loblaw Cos. Ltd.	328,526	16,167
^	Shaw Communications Inc. Class B	822,754	13,423
	Fairfax Financial Holdings Ltd.	49,072	13,306
	TELUS Corp.	735,800	12,026
*	Bausch Health Cos. Inc.	628,324	11,353
	Saputo Inc.	427,178	10,741
1	Hydro One Ltd.	579,859	10,515
	George Weston Ltd.	130,147	9,232
	Great-West Lifeco Inc.	480,045	7,904
	Teck Resources Ltd. Class B	878,097	7,740
^	Canadian Tire Corp. Ltd. Class A	106,587	7,479
^	Imperial Oil Ltd.	420,831	6,799
	Cenovus Energy Inc.	1,847,069	6,701
^	RioCan REIT	576,247	6,582
^	Inter Pipeline Ltd.	762,356	6,375
	Canadian Utilities Ltd. Class A	217,773	5,313
*,^	Canopy Growth Corp.	328,606	5,241
	IGM Financial Inc.	150,184	3,181
	Husky Energy Inc.	558,569	1,794
	Enbridge Inc. (XNYS)	30,400	933
	Barrick Gold Corp. (XNYS)	23,670	609
			2,029,886
Chile (0.2%)
	Enel Americas SA ADR	957,034	7,742
	Banco de Chile	81,491,502	7,184
	Empresas COPEC SA	884,035	5,525
	Empresas CMPC SA	2,050,727	4,421
	Banco Santander Chile ADR	232,422	3,909
	Falabella SA	1,295,548	3,538
^	Sociedad Quimica y Minera de Chile SA ADR	138,859	3,166
	Enel Americas SA	18,776,279	3,081
	Cencosud SA	2,434,131	2,945
	Banco de Credito e Inversiones SA	78,888	2,929
	Enel Chile SA	29,430,469	2,397
	Cia Cervecerias Unidas SA	265,975	1,911

5

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Parque Arauco SA	1,097,831	1,842
	Colbun SA	12,385,581	1,817
	Aguas Andinas SA Class A	4,926,765	1,652
	Enel Chile SA ADR	380,187	1,524
*	Cencosud Shopping SA	854,973	1,516
*	Empresa Nacional de Telecomunicaciones SA	247,591	1,498
	Latam Airlines Group SA	374,965	1,417
*	Banco Santander Chile	25,843,539	1,110
	Engie Energia Chile SA	869,081	1,072
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	954
	Itau CorpBanca Chile SA	308,343,287	873
	Embotelladora Andina SA Preference Shares	341,518	816
	Plaza SA	511,407	736
	AES Gener SA	4,708,715	694
			66,269
China (10.3%)
*	Alibaba Group Holding Ltd. ADR	3,214,503	651,483
	Tencent Holdings Ltd.	10,406,601	547,069
	China Construction Bank Corp. Class H	166,116,544	133,336
	Industrial & Commercial Bank of China Ltd. Class H	145,515,640	97,570
	Ping An Insurance Group Co. of China Ltd.	9,371,189	95,364
*	Meituan Dianping Class B	6,239,613	83,543
	China Mobile Ltd.	9,652,067	77,594
*	JD.com Inc. ADR	1,455,056	62,713
	Bank of China Ltd. Class H	142,618,788	54,295
*	Baidu Inc. ADR	506,204	51,091
	NetEase Inc. ADR	130,517	45,023
	China Merchants Bank Co. Ltd. Class H	7,172,320	33,942
*	TAL Education Group ADR	621,992	33,706
	CNOOC Ltd.	28,950,400	32,008
*	New Oriental Education & Technology Group Inc. ADR	249,873	31,899
	China Life Insurance Co. Ltd. Class H	13,964,341	29,782
	China Overseas Land & Investment Ltd.	7,035,820	25,990
*,1	Xiaomi Corp. Class B	19,558,754	25,653
	Agricultural Bank of China Ltd. Class H	58,403,233	24,295
	China Petroleum & Chemical Corp. Class H	48,321,284	24,084
*,1	Wuxi Biologics Cayman Inc.	1,432,093	22,293
	ZTO Express Cayman Inc. ADR	711,467	21,173
*	Trip.com Group Ltd. ADR	810,902	20,889
	China Resources Land Ltd.	5,000,214	20,662
	Sunac China Holdings Ltd.	4,481,064	20,045
	Kweichow Moutai Co. Ltd. Class A	111,700	19,899
*,1	China Tower Corp. Ltd. Class H	85,140,342	18,947
	ANTA Sports Products Ltd.	2,179,368	18,560
	Anhui Conch Cement Co. Ltd. Class H	2,227,155	17,562
	Country Garden Holdings Co. Ltd.	13,479,756	17,461
	China Gas Holdings Ltd.	4,741,839	17,254
	Sino Biopharmaceutical Ltd.	11,692,902	17,044
*	Alibaba Health Information Technology Ltd.	6,943,236	16,608
	Sunny Optical Technology Group Co. Ltd.	1,191,319	16,590
	Ping An Insurance Group Co. of China Ltd. Class A	1,581,900	16,482
	China Pacific Insurance Group Co. Ltd. Class H	4,939,695	16,343
1	Longfor Group Holdings Ltd.	3,128,934	15,908
	CSPC Pharmaceutical Group Ltd.	7,923,115	15,686
	ENN Energy Holdings Ltd.	1,384,212	15,603
	Shenzhou International Group Holdings Ltd.	1,316,915	15,199
	China Conch Venture Holdings Ltd.	3,055,869	14,611
	Geely Automobile Holdings Ltd.	8,995,610	13,993
	PetroChina Co. Ltd. Class H	38,189,234	13,717
	China Resources Beer Holdings Co. Ltd.	2,895,860	13,639
*	Vipshop Holdings Ltd.	783,469	12,481
	PICC Property & Casualty Co. Ltd. Class H	12,432,594	11,897
	China Shenhua Energy Co. Ltd. Class H	6,702,388	11,874
	Hengan International Group Co. Ltd.	1,318,808	11,728

6

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Guangdong Investment Ltd.	5,411,851	11,248
	Country Garden Services Holdings Co. Ltd.	2,281,293	10,540
	Shimao Property Holdings Ltd.	2,568,628	10,441
*,1	Innovent Biologics Inc.	2,090,679	10,296
	Li Ning Co. Ltd.	3,232,617	10,207
1	Postal Savings Bank of China Co. Ltd. Class H	17,061,000	10,195
	China Vanke Co. Ltd. Class H	3,023,398	10,161
	China Minsheng Banking Corp. Ltd. Class H	13,304,233	9,910
	CITIC Ltd.	9,134,275	9,487
*	Pinduoduo Inc. ADR	199,542	9,466
	Bank of Communications Co. Ltd. Class H	14,832,925	9,400
*	58.com Inc. ADR	178,856	9,292
*,1	Ping An Healthcare and Technology Co. Ltd.	647,400	8,919
	China Telecom Corp. Ltd. Class H	25,501,541	8,808
	China National Building Material Co. Ltd. Class H	6,962,272	8,697
	CITIC Securities Co. Ltd. Class H	4,422,990	8,472
	Autohome Inc. ADR	102,789	8,444
	China Resources Gas Group Ltd.	1,460,547	8,209
	China CITIC Bank Corp. Ltd. Class H	16,561,362	8,091
^	BYD Co. Ltd. Class H	1,281,855	7,972
	China Merchants Bank Co. Ltd. Class A	1,581,500	7,789
	China Jinmao Holdings Group Ltd.	10,540,005	7,421
	China Unicom Hong Kong Ltd.	10,906,713	7,054
^	China Evergrande Group	3,938,377	7,001
*,^	iQIYI Inc. ADR	400,994	6,805
	Yihai International Holding Ltd.	852,000	6,789
	Huazhu Group Ltd. ADR	186,641	6,721
	Sinopharm Group Co. Ltd. Class H	2,449,003	6,603
*,1	Hansoh Pharmaceutical Group Co. Ltd.	1,710,000	6,603
	Wuliangye Yibin Co. Ltd. Class A	338,800	6,446
	Weichai Power Co. Ltd. Class H	3,597,438	6,321
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,130,328	6,275
	Haier Electronics Group Co. Ltd.	2,217,646	6,108
	New China Life Insurance Co. Ltd. Class H	1,744,238	6,043
	China Communications Construction Co. Ltd. Class H	8,759,026	5,887
*	JOYY Inc. ADR	96,391	5,876
	Haitong Securities Co. Ltd. Class H	6,360,593	5,758
	Kingdee International Software Group Co. Ltd.	3,995,000	5,714
*	GDS Holdings Ltd. ADR	96,493	5,531
	China Resources Cement Holdings Ltd.	4,001,334	5,445
1	Huatai Securities Co. Ltd. Class H	3,265,775	5,416
*	Kingsoft Corp. Ltd.	1,558,944	5,354
*,1	CGN Power Co. Ltd. Class H	21,258,267	5,347
	Guangzhou Automobile Group Co. Ltd. Class H	5,877,847	5,274
	Fosun International Ltd.	4,113,135	5,164
	Agricultural Bank of China Ltd. Class A	10,437,800	5,102
	WuXi AppTec Co. Ltd. Class A	351,660	4,972
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	380,244	4,945
1	People's Insurance Co. Group of China Ltd. Class H	14,751,161	4,828
	CIFI Holdings Group Co. Ltd.	6,110,000	4,668
*,^	NIO Inc. ADR	1,360,354	4,639
	Brilliance China Automotive Holdings Ltd.	4,994,396	4,621
	China Taiping Insurance Holdings Co. Ltd.	2,724,564	4,594
*	China Biologic Products Holdings Inc.	44,034	4,590
	Tsingtao Brewery Co. Ltd. Class H	736,108	4,472
	Zhongsheng Group Holdings Ltd.	1,108,048	4,447
	Momo Inc. ADR	183,720	4,424
	China Railway Group Ltd. Class H	7,342,352	4,390
	Zijin Mining Group Co. Ltd. Class H	10,727,955	4,380
	China Construction Bank Corp. Class A	4,774,600	4,333
	Industrial Bank Co. Ltd. Class A	1,795,800	4,195
	China Resources Power Holdings Co. Ltd.	3,538,409	4,191
	CRRC Corp. Ltd. Class H	7,893,053	4,178
	China Railway Construction Corp. Ltd. Class H	3,802,745	4,175

7

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	ZTE Corp. Class H	1,421,188	4,006
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,056,246	3,990
	Great Wall Motor Co. Ltd. Class H	5,902,303	3,946
	Gree Electric Appliances Inc. of Zhuhai Class A	513,200	3,926
	Beijing Enterprises Water Group Ltd.	10,098,280	3,919
	China Everbright International Ltd.	6,585,362	3,808
	Shanghai Pudong Development Bank Co. Ltd. Class A	2,507,500	3,754
*	SINA Corp.	109,680	3,704
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	793,100	3,561
	Kunlun Energy Co. Ltd.	5,395,523	3,515
*,^	Weibo Corp. ADR	93,390	3,505
1	China Galaxy Securities Co. Ltd. Class H	6,841,777	3,474
	Seazen Group Ltd.	3,507,888	3,409
	Dongfeng Motor Group Co. Ltd. Class H	5,090,627	3,376
	KWG Group Holdings Ltd.	2,279,409	3,372
	Beijing Enterprises Holdings Ltd.	945,481	3,349
	Luxshare Precision Industry Co. Ltd. Class A	500,489	3,300
	Muyuan Foodstuff Co. Ltd. Class A	181,797	3,254
1	A-Living Services Co. Ltd. Class H	584,250	3,230
	China Cinda Asset Management Co. Ltd. Class H	16,585,693	3,215
	Ping An Bank Co. Ltd. Class A	1,644,300	3,208
*	Alibaba Pictures Group Ltd.	23,938,648	3,206
	Huaneng Power International Inc. Class H	8,521,982	3,204
	BYD Electronic International Co. Ltd.	1,391,000	3,203
	Far East Horizon Ltd.	3,881,070	3,142
	China Communications Services Corp. Ltd. Class H	4,385,612	3,126
	China Merchants Port Holdings Co. Ltd.	2,422,031	3,117
	Kingboard Holdings Ltd.	1,269,048	3,096
	GF Securities Co. Ltd. Class H	2,847,826	3,090
	Shenzhen International Holdings Ltd.	1,597,089	3,087
	China Yangtze Power Co. Ltd. Class A	1,243,079	3,062
	China Longyuan Power Group Corp. Ltd. Class H	6,120,785	3,059
	Industrial & Commercial Bank of China Ltd. Class A	4,134,600	3,018
1	China International Capital Corp. Ltd. Class H	1,947,926	2,991
	TravelSky Technology Ltd. Class H	1,691,703	2,987
*,^	GSX Techedu Inc. ADR	75,317	2,980
	Logan Property Holdings Co. Ltd.	1,856,000	2,926
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,648,877	2,902
	Agile Group Holdings Ltd.	2,577,637	2,899
	China Everbright Bank Co. Ltd. Class H	6,781,872	2,878
1	Guotai Junan Securities Co. Ltd. Class H	2,021,000	2,877
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	79,590	2,852
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	927,909	2,839
	Yanzhou Coal Mining Co. Ltd. Class H	3,700,246	2,811
^,1	Haidilao International Holding Ltd.	643,000	2,787
	Jiangsu Expressway Co. Ltd. Class H	2,332,544	2,784
	Nine Dragons Paper Holdings Ltd.	2,866,292	2,742
	Shandong Gold Mining Co. Ltd. Class A	534,136	2,718
	China Vanke Co. Ltd. Class A	718,000	2,694
*	Genscript Biotech Corp.	1,506,000	2,686
*	51job Inc. ADR	44,114	2,644
	China State Construction Engineering Corp. Ltd. Class A	3,589,000	2,638
	Yangzijiang Shipbuilding Holdings Ltd.	3,797,645	2,633
	China Medical System Holdings Ltd.	2,226,715	2,621
	China Oilfield Services Ltd. Class H	3,308,300	2,577
	China Aoyuan Group Ltd.	2,176,000	2,557
*,1	Tongcheng-Elong Holdings Ltd.	1,505,200	2,538
	Guangzhou R&F Properties Co. Ltd. Class H	1,994,733	2,533
*	Bilibili Inc. ADR	92,153	2,524
	China State Construction International Holdings Ltd.	3,236,567	2,509
	Sinotruk Hong Kong Ltd.	1,213,699	2,461
	Air China Ltd. Class H	3,448,115	2,459
	Anhui Conch Cement Co. Ltd. Class A	287,800	2,413
	China Lesso Group Holdings Ltd.	1,668,000	2,390

8

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
1	Dali Foods Group Co. Ltd.	3,821,197	2,361
*,^	GOME Retail Holdings Ltd.	20,153,203	2,340
*	Tencent Music Entertainment Group ADR	202,630	2,312
	Poly Developments and Holdings Group Co. Ltd. Class A	1,011,995	2,297
	China Everbright Ltd.	1,500,465	2,294
	China International Travel Service Corp. Ltd. Class A	178,090	2,283
	China Hongqiao Group Ltd.	4,625,000	2,280
1	Fuyao Glass Industry Group Co. Ltd. Class H	1,036,710	2,262
*,1	3SBio Inc.	2,213,575	2,244
	China Molybdenum Co. Ltd. Class H	7,319,571	2,208
	SAIC Motor Corp. Ltd. Class A	828,221	2,193
	Times China Holdings Ltd.	1,301,000	2,182
	Beijing Capital International Airport Co. Ltd. Class H	3,250,557	2,178
1	China Huarong Asset Management Co. Ltd. Class H	19,394,874	2,162
	Yuexiu Property Co. Ltd.	11,342,772	2,157
*,^,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	620,223	2,151
	CITIC Securities Co. Ltd. Class A	648,021	2,144
*,^,1	Jinxin Fertility Group Ltd.	1,678,000	2,116
	Zhaojin Mining Industry Co. Ltd. Class H	1,855,048	2,084
	Jiangxi Copper Co. Ltd. Class H	2,134,248	2,076
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	2,049
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	493,300	2,023
	Shenzhen Investment Ltd.	6,054,281	1,988
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,310,331	1,985
	Bank of China Ltd. Class A	4,009,523	1,971
	Sany Heavy Industry Co. Ltd. Class A	706,900	1,941
1	China Resources Pharmaceutical Group Ltd.	3,075,000	1,931
	Zhejiang Expressway Co. Ltd. Class H	2,551,267	1,930
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,353,794	1,911
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,859
*	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,221,070	1,841
1	China Merchants Securities Co. Ltd. Class H	1,673,600	1,837
	Aier Eye Hospital Group Co. Ltd. Class A	292,390	1,812
1	BAIC Motor Corp. Ltd. Class H	4,120,192	1,803
	Haitian International Holdings Ltd.	1,018,063	1,801
	AviChina Industry & Technology Co. Ltd. Class H	4,548,954	1,795
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,192,481	1,775
*	ZTE Corp. Class A	309,696	1,772
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	127,600	1,768
	Bank of Ningbo Co. Ltd. Class A	483,000	1,765
	China Southern Airlines Co. Ltd. Class H	3,523,017	1,762
	Kingboard Laminates Holdings Ltd.	1,804,370	1,746
	BOE Technology Group Co. Ltd. Class B	4,929,137	1,717
	COSCO SHIPPING Ports Ltd.	3,219,985	1,715
	China Power International Development Ltd.	8,398,691	1,711
	Chongqing Zhifei Biological Products Co. Ltd. Class A	153,400	1,703
*,1	China Literature Ltd.	379,000	1,692
	Lee & Man Paper Manufacturing Ltd.	2,701,743	1,660
	New Hope Liuhe Co. Ltd. Class A	359,000	1,658
	Hualan Biological Engineering Inc. Class A	300,664	1,646
	Shanghai Baosight Software Co. Ltd. Class B	731,015	1,629
	Shanghai Electric Group Co. Ltd. Class H	5,289,316	1,626
	Bank of Communications Co. Ltd. Class A	2,215,800	1,620
	SOHO China Ltd.	3,376,494	1,618
	China United Network Communications Ltd. Class A	2,187,300	1,604
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	85,564	1,601
	Wanhua Chemical Group Co. Ltd. Class A	252,000	1,587
	Shanghai International Airport Co. Ltd. Class A	159,000	1,577
	Shenzhen Expressway Co. Ltd. Class H	1,375,216	1,577
	CRRC Corp. Ltd. Class A	1,806,600	1,572
	China Pacific Insurance Group Co. Ltd. Class A	363,600	1,565
	Ganfeng Lithium Co. Ltd. Class A	238,900	1,533
	LONGi Green Energy Technology Co. Ltd. Class A	350,300	1,516
	Changchun High & New Technology Industry Group Inc. Class A	18,191	1,514

9

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Will Semiconductor Ltd. Class A	55,596	1,509
1	CSC Financial Co. Ltd. Class H	1,641,500	1,505
*	Wingtech Technology Co. Ltd. Class A	98,800	1,469
	China Reinsurance Group Corp. Class H	12,502,576	1,465
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	84,800	1,464
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	610,096	1,462
1	Luye Pharma Group Ltd.	2,988,430	1,451
	Shanghai Industrial Holdings Ltd.	843,587	1,435
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,187,196	1,432
	Yonyou Network Technology Co. Ltd. Class A	219,894	1,426
	East Money Information Co. Ltd. Class A	559,400	1,424
*	Henan Shuanghui Investment & Development Co. Ltd. Class A	250,000	1,421
	Greentown China Holdings Ltd.	1,314,020	1,420
*	Aluminum Corp. of China Ltd. Class H	6,699,377	1,410
	Livzon Pharmaceutical Group Inc. Class H	315,865	1,408
*,1	China Railway Signal & Communication Corp. Ltd. Class H	2,800,068	1,384
*	SF Holding Co. Ltd. Class A	210,995	1,380
	Sino-Ocean Group Holding Ltd.	5,227,754	1,362
	Bank of Shanghai Co. Ltd. Class A	1,175,512	1,355
	Contemporary Amperex Technology Co. Ltd. Class A	67,597	1,342
	Beijing Tiantan Biological Products Corp. Ltd. Class A	279,100	1,335
	Shenwan Hongyuan Group Co. Ltd. Class A	2,169,300	1,331
	Luzhou Laojiao Co. Ltd. Class A	119,200	1,322
	Bosideng International Holdings Ltd.	4,805,541	1,303
	China Everbright Bank Co. Ltd. Class A	2,463,326	1,296
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,101,854	1,290
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,312,698	1,287
	Hopson Development Holdings Ltd.	1,144,475	1,282
*,^	China Eastern Airlines Corp. Ltd. Class H	3,141,145	1,277
	Huatai Securities Co. Ltd. Class A	497,400	1,260
*	Alibaba Group Holding Ltd.	49,400	1,254
	China Minsheng Banking Corp. Ltd. Class A	1,500,300	1,247
	Daqin Railway Co. Ltd. Class A	1,226,100	1,244
	Bank of Beijing Co. Ltd. Class A	1,755,100	1,233
1	Sinopec Engineering Group Co. Ltd. Class H	2,562,381	1,229
*	COSCO SHIPPING Holdings Co. Ltd. Class H	4,211,660	1,217
	Huaxia Bank Co. Ltd. Class A	1,309,098	1,211
	Poly Property Group Co. Ltd.	3,454,998	1,209
	China Merchants Securities Co. Ltd. Class A	463,998	1,199
	Yonghui Superstores Co. Ltd. Class A	834,997	1,193
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	455,398	1,192
	Walvax Biotechnology Co. Ltd. Class A	209,900	1,191
	BYD Co. Ltd. Class A	139,100	1,163
	China Petroleum & Chemical Corp. Class A	1,845,200	1,162
	Yunnan Baiyao Group Co. Ltd. Class A	90,800	1,157
	Huadian Power International Corp. Ltd. Class H	3,278,361	1,140
*	Gigadevice Semiconductor Beijing Inc. Class A	29,200	1,135
*,1	China East Education Holdings Ltd.	706,000	1,134
*	Mango Excellent Media Co. Ltd. Class A	174,029	1,130
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	74,600	1,122
	China Coal Energy Co. Ltd. Class H	4,190,638	1,121
	Haier Smart Home Co. Ltd. Class A	516,596	1,115
	China Shipbuilding Industry Co. Ltd. Class A	1,895,200	1,112
	China Life Insurance Co. Ltd. Class A	276,300	1,105
	Sanan Optoelectronics Co. Ltd. Class A	361,200	1,103
	NARI Technology Co. Ltd. Class A	389,900	1,100
	BBMG Corp. Class H	4,289,760	1,085
1	Qingdao Port International Co. Ltd. Class H	2,015,000	1,084
*	Citic Pacific Special Steel Group Co. Ltd. Class A	477,870	1,081
	Baoshan Iron & Steel Co. Ltd. Class A	1,574,500	1,079
	Metallurgical Corp. of China Ltd. Class H	6,162,562	1,070
1	Legend Holdings Corp. Class H	912,570	1,068
	Health & Happiness H&H International Holdings Ltd.	275,376	1,053
	Hundsun Technologies Inc. Class A	71,460	1,026

10

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	51,397	1,011
	Suning.com Co. Ltd. Class A	837,900	993
	Lao Feng Xiang Co. Ltd. Class B	356,921	992
	Yealink Network Technology Corp. Ltd. Class A	77,779	988
	Haitong Securities Co. Ltd. Class A	540,500	972
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	179,974	971
	Shengyi Technology Co. Ltd. Class A	211,900	959
	NAURA Technology Group Co. Ltd. Class A	45,200	952
	Glodon Co. Ltd. Class A	128,100	941
	GoerTek Inc. Class A	348,620	940
	Yanlord Land Group Ltd.	1,223,300	914
*	Lingyi iTech Guangdong Co. Class A	702,500	909
*	Eve Energy Co. Ltd. Class A	96,200	902
	China Railway Construction Corp. Ltd. Class A	657,000	900
	Iflytek Co. Ltd. Class A	192,800	895
	Huaxin Cement Co. Ltd. Class B	511,669	865
	Sinotrans Ltd. Class H	3,559,860	864
	Zhejiang Yasha Decoration Co. Ltd. Class A	708,000	862
	CSG Holding Co. Ltd. Class B	3,051,261	856
	Seazen Holdings Co. Ltd.	191,897	851
*	Inspur Electronic Information Industry Co. Ltd. Class A	144,320	844
	Jiayuan International Group Ltd.	2,022,000	843
	Lepu Medical Technology Beijing Co. Ltd. Class A	156,500	836
	China CITIC Bank Corp. Ltd. Class A	1,107,835	812
	Hangzhou Tigermed Consulting Co. Ltd. Class A	75,700	811
1	Orient Securities Co. Ltd. Class H	1,558,800	801
	Weichai Power Co. Ltd. Class A	424,300	796
^	China International Marine Containers Group Co. Ltd. Class H	896,986	794
	Hithink RoyalFlush Information Network Co. Ltd. Class A	47,366	785
	Zhejiang NHU Co. Ltd. Class A	204,300	783
	Huadian Fuxin Energy Corp. Ltd. Class H	4,384,005	779
	China Fortune Land Development Co. Ltd. Class A	231,429	777
	Focus Media Information Technology Co. Ltd. Class A	1,140,500	773
*	TCL Technology Group Corp. Class A	1,183,800	767
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	837,237	766
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	149,400	758
	Jinyu Bio-Technology Co. Ltd. Class A	226,500	756
	Gemdale Corp. Class A	401,600	755
	Guangdong Haid Group Co. Ltd. Class A	123,700	754
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	244,900	751
	Zijin Mining Group Co. Ltd. Class A	1,367,600	748
	Datang International Power Generation Co. Ltd. Class H	5,128,668	742
	Jiangxi Bank Co. Ltd. Class H	1,653,000	732
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,810,364	720
	Angang Steel Co. Ltd. Class H	2,668,198	719
	Founder Securities Co. Ltd. Class A	716,900	714
	Songcheng Performance Development Co. Ltd. Class A	169,400	711
	Huayu Automotive Systems Co. Ltd. Class A	249,269	710
	Sihuan Pharmaceutical Holdings Group Ltd.	7,128,000	707
*	Foxconn Industrial Internet Co. Ltd. Class A	342,300	705
	Bank of Nanjing Co. Ltd. Class A	646,900	701
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	479,715	698
	Huaxin Cement Co. Ltd. Class A	187,800	697
	Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	697
*	Zhejiang Dahua Technology Co. Ltd. Class A	294,600	695
	GF Securities Co. Ltd. Class A	361,200	692
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	69,818	681
	AECC Aviation Power Co. Ltd. Class A	195,600	680
	Shaanxi Coal Industry Co. Ltd. Class A	620,800	660
	Guangshen Railway Co. Ltd. Class H	3,096,327	655
	COSCO SHIPPING Development Co. Ltd. Class H	6,273,407	649
	WUS Printed Circuit Kunshan Co. Ltd. Class A	173,300	648
	Tangshan Jidong Cement Co. Ltd. Class A	226,000	638
1	Red Star Macalline Group Corp. Ltd. Class H	998,680	634

11

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	632
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	627
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	682,300	626
*	Topchoice Medical Corp. Class A	36,278	624
	BOE Technology Group Co. Ltd. Class A	1,183,800	621
	China Zhongwang Holdings Ltd.	2,564,676	616
*	Zhongji Innolight Co. Ltd. Class A	66,898	606
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	119,799	603
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	248,600	600
	New China Life Insurance Co. Ltd. Class A	95,200	599
	GRG Banking Equipment Co. Ltd. Class A	328,787	599
	Weifu High-Technology Group Co. Ltd. Class B	347,462	592
	Guangdong Electric Power Development Co. Ltd. Class B	2,142,591	585
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	362,540	583
	Dazhong Transportation Group Co. Ltd. Class B	1,641,948	581
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	182,100	581
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	529,938	579
	Shenzhen Goodix Technology Co. Ltd. Class A	17,466	577
*	Jafron Biomedical Co. Ltd. Class A	36,800	575
	Perfect World Co. Ltd. Class A	86,400	573
*	Times Neighborhood Holdings Ltd.	673,307	573
*,1	Meitu Inc.	3,149,000	572
	SDIC Power Holdings Co. Ltd. Class A	523,200	568
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	69,900	566
	G-bits Network Technology Xiamen Co. Ltd. Class A	10,600	565
	China National Nuclear Power Co. Ltd. Class A	921,800	563
	DHC Software Co. Ltd. Class A	295,600	562
*	China Merchants Energy Shipping Co. Ltd. Class A	585,764	559
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	101,300	558
*	Shenzhen Sunway Communication Co. Ltd. Class A	97,200	557
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	615,800	555
	Unisplendour Corp. Ltd. Class A	93,798	549
	Winning Health Technology Group Co. Ltd. Class A	153,500	548
	CSC Financial Co. Ltd. Class A	112,238	547
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	116,200	546
	Shandong Chenming Paper Holdings Ltd. Class B	1,406,450	543
*	Avary Holding Shenzhen Co. Ltd. Class A	93,200	542
	Guosen Securities Co. Ltd. Class A	361,031	540
	Industrial Securities Co. Ltd. Class A	635,500	537
*	Dawning Information Industry Co. Ltd. Class A	79,000	535
*,§,1	Tianhe Chemicals Group Ltd.	3,538,329	534
	Venustech Group Inc. Class A	92,800	533
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	768,000	529
	Guotai Junan Securities Co. Ltd. Class A	222,700	527
	Jinke Properties Group Co. Ltd. Class A	471,300	526
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	61,097	525
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	120,006	524
*	OFILM Group Co. Ltd. Class A	245,300	520
	CIMC Enric Holdings Ltd.	1,114,225	518
*	Tianfeng Securities Co. Ltd. Class A	678,280	518
	Hengli Petrochemical Co. Ltd. Class A	261,300	517
*	BGI Genomics Co. Ltd.	35,091	516
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	19,500	514
	Orient Securities Co. Ltd. Class A	388,992	512
	Jiangxi Zhengbang Technology Co. Ltd. Class A	196,181	512
	Shanghai International Port Group Co. Ltd. Class A	870,100	511
	Shenzhen Inovance Technology Co. Ltd. Class A	111,200	511
	Beijing Dabeinong Technology Group Co. Ltd. Class A	398,000	508
	Beijing SL Pharmaceutical Co. Ltd. Class A	325,350	507
*	AVIC Shenyang Aircraft Co. Ltd. Class A	107,400	506
	Wuhan Guide Infrared Co. Ltd. Class A	87,600	505
	China Shenhua Energy Co. Ltd. Class A	224,156	504
	Beijing New Building Materials plc Class A	137,996	494
	Chaozhou Three-Circle Group Co. Ltd. Class A	169,500	493

12

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Maanshan Iron & Steel Co. Ltd. Class A	1,328,700	491
	China Greatwall Technology Group Co. Ltd. Class A	296,200	491
	Wens Foodstuffs Group Co. Ltd.	115,400	491
	Zhejiang Huayou Cobalt Co. Ltd. Class A	102,300	489
*	China Enterprise Co. Ltd. Class A	818,650	489
	AVIC Aircraft Co. Ltd. Class A	197,600	489
*	SG Micro Corp. Class A	11,000	488
	China South City Holdings Ltd.	5,066,311	486
	China Jushi Co. Ltd. Class A	392,479	484
	Beijing Shunxin Agriculture Co. Ltd. Class A	62,895	480
	Youngor Group Co. Ltd. Class A	516,400	479
	Shandong Chenming Paper Holdings Ltd. Class H	1,247,811	478
	Yunnan Energy New Material Co. Ltd.	62,910	477
	Chongqing Changan Automobile Co. Ltd. Class A	348,800	477
	Lens Technology Co. Ltd. Class A	188,700	475
	China BlueChemical Ltd. Class H	3,179,895	475
*	Aluminum Corp. of China Ltd. Class A	1,179,600	474
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,721,658	471
	China Spacesat Co. Ltd. Class A	102,000	471
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,736,885	470
	HLA Corp. Ltd. Class A	521,260	470
	Changjiang Securities Co. Ltd. Class A	522,786	465
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	127,200	464
*	Shanghai RAAS Blood Products Co. Ltd. Class A	389,300	461
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	425,300	457
	Zhejiang Supor Co. Ltd. Class A	49,176	456
	Everbright Securities Co. Ltd. Class A	291,300	455
	Shenzhen Kaifa Technology Co. Ltd. Class A	160,100	454
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	397,500	451
*	Sealand Securities Co. Ltd. Class A	740,740	449
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	84,600	448
*	China Eastern Airlines Corp. Ltd. Class A	728,500	447
	Zhongjin Gold Corp. Ltd. Class A	374,000	443
*	NanJi E-Commerce Co. Ltd. Class A	230,299	442
	Anhui Expressway Co. Ltd. Class H	857,659	442
*	Ourpalm Co. Ltd. Class A	558,300	441
	Hengtong Optic-electric Co. Ltd. Class A	188,093	441
	China National Software & Service Co. Ltd. Class A	38,300	441
	Tongwei Co. Ltd. Class A	208,100	438
*	Beijing Kunlun Tech Co. Ltd. Class A	151,600	436
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	436
	China Machinery Engineering Corp. Class H	1,583,516	434
	Guangzhou Haige Communications Group Inc. Co. Class A	255,400	433
	GD Power Development Co. Ltd. Class A	1,525,300	429
*	Pacific Securities Co. Ltd. China Class A	938,519	427
*,^,1	Shenwan Hongyuan Group Co. Ltd. Class H	1,763,200	426
	Guangdong HEC Technology Holding Co. Ltd. Class A	448,453	425
	Sinolink Securities Co. Ltd. Class A	312,800	424
	Joyoung Co. Ltd. Class A	95,700	423
*	Sangfor Technologies Inc. Class A	15,600	421
*	COSCO SHIPPING Holdings Co. Ltd. Class A	830,900	420
	SDIC Capital Co. Ltd. Class A	250,700	419
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,740,825	418
	Sichuan Chuantou Energy Co. Ltd. Class A	329,200	418
	Zhejiang Longsheng Group Co. Ltd. Class A	244,300	414
	Shanghai Electric Group Co. Ltd. Class A	599,800	410
	Beijing Enlight Media Co. Ltd. Class A	273,200	408
	Aisino Corp. Class A	168,700	406
*	Shennan Circuits Co. Ltd. Class A	12,599	406
	Jointown Pharmaceutical Group Co. Ltd. Class A	160,500	405
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	90,800	404
	Guoyuan Securities Co. Ltd. Class A	353,600	404
	Yango Group Co. Ltd. Class A	410,797	402
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	81,700	401

13

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Beijing Shiji Information Technology Co. Ltd. Class A	93,153	400
	Guangzhou Baiyun International Airport Co. Ltd. Class A	179,746	400
	China Foods Ltd.	1,206,843	398
	Hangzhou Robam Appliances Co. Ltd. Class A	88,900	397
	XCMG Construction Machinery Co. Ltd. Class A	509,900	397
	Tianma Microelectronics Co. Ltd. Class A	199,500	396
	Sichuan Expressway Co. Ltd. Class H	1,539,487	396
	Shanghai Construction Group Co. Ltd. Class A	851,600	394
	Anhui Gujing Distillery Co. Ltd. Class A	20,800	394
	Huadong Medicine Co. Ltd. Class A	140,500	393
	China National Accord Medicines Corp. Ltd. Class B	143,085	389
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	299,700	383
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	320,400	382
	Guoxuan High-Tech Co. Ltd.	120,000	380
	Jiangsu King's Luck Brewery JSC Ltd. Class A	82,906	380
*	Hanergy Thin Film Power Group Ltd.	14,742,000	376
*	Hongta Securities Co. Ltd. Class A	137,800	372
*	China Satellite Communications Co. Ltd. Class A	155,000	372
*	Sinopec Oilfield Service Corp. Class H	5,124,643	371
	Southwest Securities Co. Ltd. Class A	586,400	371
	Western Securities Co. Ltd. Class A	332,894	371
	Northeast Securities Co. Ltd. Class A	324,100	369
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	26,500	369
	Shanghai M&G Stationery Inc. Class A	50,300	364
	Thunder Software Technology Co. Ltd. Class A	42,000	363
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	54,494	361
*	Wanda Film Holding Co. Ltd. Class A	154,700	361
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	88,200	360
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	131,790	359
	China TransInfo Technology Co. Ltd. Class A	109,600	357
	China National Medicines Corp. Ltd. Class A	81,200	356
	Beijing Tongrentang Co. Ltd. Class A	97,899	355
	Newland Digital Technology Co. Ltd. Class A	153,199	353
	Power Construction Corp. of China Ltd. Class A	702,000	353
	Yunda Holding Co. Ltd. Class A	84,593	352
	SooChow Securities Co. Ltd. Class A	325,520	352
	Hongfa Technology Co. Ltd. Class A	76,800	351
	Ninestar Corp. Class A	83,625	351
	Yifan Pharmaceutical Co. Ltd. Class A	133,300	349
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	348
	Shanxi Securities Co. Ltd. Class A	350,300	347
	Grandjoy Holdings Group Co. Ltd. Class A	456,788	347
*,^	CAR Inc.	1,160,492	338
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	77,800	337
	Shanghai Electric Power Co. Ltd. Class A	323,400	337
	Avic Capital Co. Ltd. Class A	610,600	336
	Central China Securities Co. Ltd. Class H	2,139,000	336
*	Yunnan Copper Co. Ltd. Class A	250,300	336
	Heilongjiang Agriculture Co. Ltd. Class A	139,800	336
	Dongfang Electric Corp. Ltd. Class H	626,095	335
^,1	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	180,000	335
	Xinhu Zhongbao Co. Ltd. Class A	761,200	334
	Oriental Pearl Group Co. Ltd. Class A	263,200	334
	Fujian Sunner Development Co. Ltd. Class A	108,400	331
*	Chongqing Brewery Co. Ltd. Class A	43,100	331
	Wonders Information Co. Ltd. Class A	108,605	330
	Dongxing Securities Co. Ltd. Class A	220,092	330
	Yintai Gold Co. Ltd. Class A	143,700	330
*	Luenmei Quantum Co. Ltd. Class A	152,800	329
	Zhejiang Crystal-Optech Co. Ltd. Class A	159,996	328
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	93,397	327
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	367,921	324
	Huaan Securities Co. Ltd. Class A	320,200	324
	Beijing Originwater Technology Co. Ltd. Class A	241,500	323

14

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Sunwoda Electronic Co. Ltd. Class A	160,000	321
*	Leo Group Co. Ltd. Class A	605,100	320
	China Grand Automotive Services Group Co. Ltd. Class A	657,097	319
*	Liaoning Cheng Da Co. Ltd. Class A	128,300	317
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	316
*	China Great Wall Securities Co. Ltd. Class A	189,500	315
	Jiangsu Zhongtian Technology Co. Ltd. Class A	200,400	315
	China Molybdenum Co. Ltd. Class A	645,800	315
	Huagong Tech Co. Ltd. Class A	107,700	314
*	Autobio Diagnostics Co. Ltd. Class A	16,500	312
	China Gezhouba Group Co. Ltd. Class A	340,404	311
	GEM Co. Ltd. Class A	477,498	310
	Lomon Billions Group Co. Ltd. Class A	132,500	309
	Xiamen Meiya Pico Information Co. Ltd. Class A	101,500	306
*,^	HengTen Networks Group Ltd.	32,480,941	305
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	303
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	173,000	303
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	302
	Financial Street Holdings Co. Ltd. Class A	308,090	301
	NavInfo Co. Ltd. Class A	145,496	298
	China World Trade Center Co. Ltd. Class A	144,706	296
	China National Chemical Engineering Co. Ltd. Class A	340,100	294
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	293
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	293
	RiseSun Real Estate Development Co. Ltd. Class A	257,766	293
	Hytera Communications Corp. Ltd. Class A	316,800	292
	Jiangxi Copper Co. Ltd. Class A	162,900	292
	NSFOCUS Technologies Group Co. Ltd. Class A	97,295	290
	Hangzhou First Applied Material Co. Ltd. Class A	42,500	289
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	287
*	Ningbo Joyson Electronic Corp. Class A	101,300	285
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	26,500	285
	AVICOPTER plc Class A	45,500	284
	STO Express Co. Ltd. Class A	122,399	284
	AVIC Electromechanical Systems Co. Ltd. Class A	244,092	284
*	Huaibei Mining Holdings Co. Ltd. Class A	238,000	284
	Beijing North Star Co. Ltd. Class H	1,163,223	283
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	151,200	282
	Tianqi Lithium Corp. Class A	121,860	280
	Visual China Group Co. Ltd. Class A	113,800	280
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	66,322	279
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	346,950	278
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	118,496	277
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	72,500	277
	Zhejiang Huace Film & TV Co. Ltd. Class A	240,100	276
	Greattown Holdings Ltd. Class A	241,500	276
	Shandong Sun Paper Industry JSC Ltd. Class A	235,300	276
*	Bank of Changsha Co. Ltd. Class A	248,700	275
	Han's Laser Technology Industry Group Co. Ltd. Class A	64,800	274
	China CSSC Holdings Ltd. Class A	103,000	271
	360 Security Technology Inc. Class A	103,999	271
	Offshore Oil Engineering Co. Ltd. Class A	387,100	270
	China Southern Airlines Co. Ltd. Class A	356,200	270
	Zhejiang Chint Electrics Co. Ltd. Class A	76,693	268
*	Wangsu Science & Technology Co. Ltd. Class A	234,000	267
	Datang International Power Generation Co. Ltd. Class A	882,200	266
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	944,700	266
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	189,197	266
	Westone Information Industry Inc. Class A	83,898	265
	Sichuan Languang Development Co. Ltd. Class A	324,100	264
*	Yunnan Tin Co. Ltd. Class A	221,500	263
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	125,700	262
	Laobaixing Pharmacy Chain JSC Class A	24,500	262
	Angel Yeast Co. Ltd. Class A	49,800	260

15

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	410,873	259
	Zhengzhou Yutong Bus Co. Ltd. Class A	140,500	258
	BBMG Corp. Class A	569,000	258
	Guanghui Energy Co. Ltd. Class A	720,100	256
*	Fangda Carbon New Material Co. Ltd. Class A	218,083	256
*	Montnets Rongxin Technology Group Co. Ltd. Class A	117,700	255
	China South Publishing & Media Group Co. Ltd. Class A	165,400	255
	Livzon Pharmaceutical Group Inc. Class A	45,600	254
	Sichuan Swellfun Co. Ltd. Class A	39,200	254
	Jason Furniture Hangzhou Co. Ltd. Class A	45,300	254
	Metallurgical Corp. of China Ltd. Class A	701,600	253
	Changsha Jingjia Microelectronics Co. Ltd. Class A	32,888	253
	Zhejiang Hailiang Co. Ltd. Class A	193,600	253
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	175,300	251
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	109,300	251
	BTG Hotels Group Co. Ltd. Class A	109,100	250
1	Everbright Securities Co. Ltd. Class H	401,600	248
	Taiji Computer Corp. Ltd. Class A	45,000	246
*	Hangzhou Shunwang Technology Co. Ltd. Class A	90,500	246
	Dian Diagnostics Group Co. Ltd. Class A	69,400	245
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	22,897	244
	Shanghai Jahwa United Co. Ltd. Class A	53,400	243
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	136,877	243
	Greenland Holdings Corp. Ltd. Class A	306,000	243
	Ningbo Zhoushan Port Co. Ltd. Class A	518,400	243
	Wuchan Zhongda Group Co. Ltd. Class A	365,900	241
	Spring Airlines Co. Ltd. Class A	45,897	241
	Shandong Linglong Tyre Co. Ltd. Class A	78,900	240
	Shenergy Co. Ltd. Class A	321,100	240
	Air China Ltd. Class A	236,600	240
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	58,300	240
*	Shandong Humon Smelting Co. Ltd. Class A	119,200	238
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	238
	Xiamen Tungsten Co. Ltd. Class A	149,299	238
	Zhejiang Medicine Co. Ltd. Class A	94,700	237
	Ningbo Tuopu Group Co. Ltd. Class A	70,700	237
	China Avionics Systems Co. Ltd. Class A	120,700	236
	Bengang Steel Plates Co. Ltd. Class B	1,129,800	236
	FAW CAR Co. Ltd. Class A	167,900	235
*	Guangdong Golden Dragon Development Inc. Class A	136,800	234
	Jinduicheng Molybdenum Co. Ltd. Class A	281,500	234
	Shanghai Haixin Group Co. Class B	723,546	233
	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	232
	Sinotrans Ltd. Class A	502,200	230
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	230
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	295,732	229
	Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	229
	China Railway Hi-tech Industry Co. Ltd. Class A	166,600	228
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	83,894	228
	Tian Di Science & Technology Co. Ltd. Class A	529,200	226
	Shaanxi International Trust Co. Ltd. Class A	446,000	225
	Wolong Electric Group Co. Ltd. Class A	149,200	224
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	24,100	222
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	222
	Qingdao TGOOD Electric Co. Ltd. Class A	82,200	222
*	Shenzhen MTC Co. Ltd. Class A	349,946	221
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	128,400	220
	Jizhong Energy Resources Co. Ltd. Class A	516,603	220
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	219
*	Suofeiya Home Collection Co. Ltd. Class A	83,100	219
	Luolai Lifestyle Technology Co. Ltd. Class A	170,000	217
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	220,800	217
*	Siasun Robot & Automation Co. Ltd. Class A	116,720	216
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	267,100	215

16

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Hunan Gold Corp. Ltd. Class A	201,200	214
	China Baoan Group Co. Ltd. Class A	234,900	214
*	Shandong Xinchao Energy Corp. Ltd. Class A	844,100	214
	Shanghai Bailian Group Co. Ltd. Class B	304,123	214
*	Beijing Lanxum Technology Co. Ltd. Class A	90,300	213
	Maccura Biotechnology Co. Ltd. Class A	40,300	211
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	57,400	210
	Tasly Pharmaceutical Group Co. Ltd. Class A	106,896	210
	Yang Quan Coal Industry Group Co. Ltd. Class A	333,300	208
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	304,100	208
*	Pharmaron Beijing Co. Ltd. Class A	23,200	208
	Hubei Energy Group Co. Ltd. Class A	395,604	208
	COSCO SHIPPING Development Co. Ltd. Class A	761,340	207
	LianChuang Electronic Technology Co. Ltd. Class A	109,700	206
*	Tongkun Group Co. Ltd. Class A	124,900	206
	Shenzhen Gas Corp. Ltd. Class A	195,200	206
	Xiamen C & D Inc. Class A	174,200	205
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	205
	Shenzhen Energy Group Co. Ltd. Class A	264,600	205
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	81,800	204
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	281,400	203
	Oppein Home Group Inc. Class A	13,573	202
*	Nanjing Hanrui Cobalt Co. Ltd. Class A	30,700	202
*,§	Anxin Trust Co. Ltd. Class A	568,398	201
	Sinoma Science & Technology Co. Ltd. Class A	114,000	201
	Dongfang Electric Corp. Ltd. Class A	166,084	200
*	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	259,800	200
	Sichuan Road & Bridge Co. Ltd. Class A	372,470	199
	Shenzhen Huaqiang Industry Co. Ltd. Class A	112,800	199
*	Shenzhen Kinwong Electronic Co. Ltd. Class A	28,100	197
	Hangzhou Century Co. Ltd. Class A	116,700	197
	Suning Universal Co. Ltd. Class A	420,023	197
*	Youzu Interactive Co. Ltd. Class A	75,400	195
	CECEP Solar Energy Co. Ltd. Class A	417,380	195
	Shenzhen Airport Co. Ltd. Class A	167,100	194
	Shandong Nanshan Aluminum Co. Ltd. Class A	656,300	193
*	Nanjing Securities Co. Ltd. Class A	101,000	193
	Chengdu Xingrong Environment Co. Ltd. Class A	281,600	192
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	600,838	192
*	Ningxia Baofeng Energy Group Co. Ltd. Class A	158,600	189
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	105,000	188
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	188
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	149,200	188
*	Guangdong Marubi Biotechnology Co. Ltd. Class A	18,300	187
	Caitong Securities Co. Ltd. Class A	139,600	185
	Shanghai Environment Group Co. Ltd. Class A	102,800	185
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	97,700	184
	Shanghai Huayi Group Co. Ltd. Class B	421,647	184
	Gosuncn Technology Group Co. Ltd. Class A	235,400	183
	Beijing Capital Development Co. Ltd. Class A	196,213	183
*	Lakala Payment Co. Ltd. Class A	18,900	183
	Zhongshan Public Utilities Group Co. Ltd. Class A	165,400	182
	Holitech Technology Co. Ltd. Class A	239,800	182
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	76,691	181
	Huaxi Securities Co. Ltd. Class A	127,200	181
	Beijing Capital Co. Ltd. Class A	389,200	181
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	93,200	181
*	China Aerospace Times Electronics Co. Ltd. Class A	196,700	180
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	180
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	38,500	180
	Shanghai AJ Group Co. Ltd. Class A	161,633	179
	TBEA Co. Ltd. Class A	166,500	177
	Shenzhen Infogem Technologies Co. Ltd. Class A	90,400	176
	Shenzhen Jinjia Group Co. Ltd. Class A	140,500	176

17

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	296,900	176
	Shanghai Tunnel Engineering Co. Ltd. Class A	217,400	175
	Zhejiang Juhua Co. Ltd. Class A	194,349	175
	Hesteel Co. Ltd. Class A	603,800	175
	China Film Co. Ltd. Class A	93,200	174
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	599,900	174
*	Polaris Bay Group Co. Ltd. Class A	110,500	173
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	50,200	172
	Hang Zhou Great Star Industrial Co. Ltd. Class A	124,200	171
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	65,200	170
*	Shenghe Resources Holding Co. Ltd. Class A	175,600	170
	Shenzhen Aisidi Co. Ltd. Class A	152,200	169
*	Beijing Shougang Co. Ltd. Class A	410,800	168
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	141,900	168
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	428,600	168
*	Shandong Denghai Seeds Co. Ltd. Class A	92,300	167
*	Shanying International Holding Co. Ltd. Class A	391,600	166
	Anhui Anke Biotechnology Group Co. Ltd. Class A	80,800	166
	Sansteel Minguang Co. Ltd. Fujian Class A	161,900	165
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	396,470	165
	Henan Pinggao Electric Co. Ltd. Class A	137,000	163
*	Leyard Optoelectronic Co. Ltd. Class A	209,000	163
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	30,100	162
*	Beijing Jetsen Technology Co. Ltd. Class A	272,800	162
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	111,500	161
	Lao Feng Xiang Co. Ltd. Class A	27,623	161
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	161
	Rongsheng Petro Chemical Co. Ltd. Class A	95,300	160
	Sieyuan Electric Co. Ltd. Class A	58,100	160
*	Hunan Valin Steel Co. Ltd. Class A	284,100	159
	Tsingtao Brewery Co. Ltd. Class A	21,400	159
	Tongding Interconnection Information Co. Ltd. Class A	208,500	159
	Sinochem International Corp. Class A	227,100	158
	Global Top E-Commerce Co. Ltd. Class A	198,700	157
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	72,000	155
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	108,000	155
*	Rongan Property Co. Ltd. Class A	427,200	155
*	Easysight Supply Chain Management Co. Ltd. Class A	87,600	155
	Digital China Information Service Co. Ltd. Class A	72,800	154
	Angang Steel Co. Ltd. Class A	407,900	151
*	Guosheng Financial Holding Inc. Class A	123,900	151
	Fujian Longking Co. Ltd. Class A	119,900	150
*	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	259,000	150
	Realcan Pharmaceutical Group Co. Ltd. Class A	205,600	149
	Great Wall Motor Co. Ltd. Class A	131,300	149
	Huadian Power International Corp. Ltd. Class A	286,500	149
	YTO Express Group Co. Ltd. Class A	83,200	148
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	250,100	148
	Inner Mongolia First Machinery Group Co. Ltd. Class A	109,218	147
	CMST Development Co. Ltd. Class A	220,800	147
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	295,900	144
*	Sinopec Oilfield Service Corp. Class A	543,200	144
*	Kuang-Chi Technologies Co. Ltd. Class A	128,700	143
	All Winner Technology Co. Ltd. Class A	35,700	142
	Henan Senyuan Electric Co. Ltd. Class A	182,915	142
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	213,500	142
	Zhejiang Semir Garment Co. Ltd. Class A	141,200	142
	China CYTS Tours Holding Co. Ltd. Class A	96,200	142
	China Oilfield Services Ltd. Class A	81,000	142
	Beijing North Star Co. Ltd. Class A	368,200	141
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	141
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	253,384	140
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	370,400	139
*	GCL System Integration Technology Co. Ltd. Class A	391,600	139

18

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Keda Clean Energy Co. Ltd. Class A	241,900	139
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	189,100	138
	Skyworth Digital Co. Ltd. Class A	92,200	136
	Wangfujing Group Co. Ltd. Class A	74,200	136
	Zhejiang Yongtai Technology Co. Ltd. Class A	86,315	135
	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	135
	Bank of Jiangsu Co. Ltd. Class A	156,700	134
	Sinoma International Engineering Co. Class A	162,300	133
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	692,400	133
	Shenzhen Agricultural Products Group Co. Ltd. Class A	122,000	132
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	199,900	132
	Shenzhen Grandland Group Co. Ltd. Class A	274,900	132
*	Sou Yu Te Group Co. Ltd. Class A	294,500	130
	Chongqing Dima Industry Co. Ltd. Class A	318,300	129
	Eternal Asia Supply Chain Management Ltd. Class A	216,200	128
	Bank of Guiyang Co. Ltd. Class A	115,100	128
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	269,000	128
*	Datong Coal Industry Co. Ltd. Class A	246,691	128
	Bank of Hangzhou Co. Ltd. Class A	108,400	126
	An Hui Wenergy Co. Ltd. Class A	224,010	123
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	169,000	122
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	122
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	121
	Zheshang Securities Co. Ltd. Class A	88,100	120
	Shanghai Industrial Development Co. Ltd. Class A	163,600	120
	Genimous Technology Co. Ltd. Class A	114,400	119
	Harbin Boshi Automation Co. Ltd. Class A	80,300	118
	Xuji Electric Co. Ltd. Class A	59,900	118
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	114,400	118
	Bank of Qingdao Co. Ltd. Class A	167,600	117
	Luxi Chemical Group Co. Ltd. Class A	106,000	117
	Zhejiang Wanliyang Co. Ltd. Class A	92,400	116
	Sungrow Power Supply Co. Ltd. Class A	76,100	116
	Bright Dairy & Food Co. Ltd. Class A	66,400	115
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	54,300	114
*	Xiamen Intretech Inc. Class A	15,400	113
	Jiangsu Expressway Co. Ltd. Class A	76,000	113
*	Juewei Food Co. Ltd. Class A	15,100	112
	China Meheco Co. Ltd. Class A	55,500	112
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	35,900	111
	CCS Supply Chain Management Co. Ltd. Class A	135,500	111
	CSG Smart Science&Technology Co. Ltd. Class A	100,100	111
	Jiuzhitang Co. Ltd. Class A	85,900	111
*	Yunnan Aluminium Co. Ltd. Class A	195,200	110
	Oceanwide Holdings Co. Ltd. Class A	222,900	109
	China Coal Energy Co. Ltd. Class A	201,838	109
	China Galaxy Securities Co. Ltd. Class A	78,200	108
	China International Marine Containers Group Co. Ltd. Class A	103,560	108
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	108
	Cinda Real Estate Co. Ltd. Class A	193,300	107
	Bluestar Adisseo Co. Class A	63,000	106
	Shanghai Shimao Co. Ltd. Class A	180,500	106
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	95,100	105
	Tus Environmental Science And Technology Development Co. Ltd. Class A	92,900	105
	Jiangling Motors Corp. Ltd. Class B	163,283	105
	Toly Bread Co. Ltd. Class A	15,092	104
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	102,195	104
*	CNOOC Energy Technology & Services Ltd. Class A	313,600	103
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	92,600	102
	Central China Securities Co. Ltd. Class A	155,400	102
	Valiant Co. Ltd. Class A	48,000	102
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	175,000	102
	Macrolink Culturaltainment Development Co. Ltd. Class A	263,000	102
	Chongqing Water Group Co. Ltd. Class A	136,200	102

19

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	102
	Deppon Logistics Co. Ltd. Class A	73,700	101
*	CITIC Guoan Information Industry Co. Ltd. Class A	222,100	101
	Do-Fluoride Chemicals Co. Ltd. Class A	68,800	101
	Beijing Yanjing Brewery Co. Ltd. Class A	119,800	101
	Zhefu Holding Group Co. Ltd. Class A	189,600	100
*	Liuzhou Iron & Steel Co. Ltd. Class A	140,100	99
*	Beijing Ultrapower Software Co. Ltd. Class A	135,600	98
	CECEP Wind-Power Corp. Class A	312,500	98
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	90,900	97
*	Jiangsu Guoxin Corp. Ltd. Class A	108,100	97
	Dong-E-E-Jiao Co. Ltd. Class A	22,400	97
	Fuyao Glass Industry Group Co. Ltd. Class A	34,800	97
*	Shenzhen Tellus Holding Co. Ltd. Class A	38,600	96
§	Tahoe Group Co. Ltd. Class A	154,100	96
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	153,800	96
	Chongqing Department Store Co. Ltd. Class A	25,100	96
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	32,100	94
	First Capital Securities Co. Ltd. Class A	96,000	93
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	35,400	93
*	Rainbow Department Store Co. Ltd. Class A	72,200	93
*	HyUnion Holding Co. Ltd. Class A	107,400	93
	KingClean Electric Co. Ltd. Class A	30,400	92
	China High Speed Railway Technology Co. Ltd. Class A	204,600	92
*	Loncin Motor Co. Ltd. Class A	182,400	91
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	182,800	91
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	150,200	91
	Wanxiang Qianchao Co. Ltd. Class A	130,100	91
	Fujian Funeng Co. Ltd. Class A	84,300	90
	Bluedon Information Security Technology Co. Ltd. Class A	165,400	90
*	Zotye Automobile Co. Ltd. Class A	311,500	89
	Zhejiang Kaishan Compressor Co. Ltd. Class A	59,000	88
	Foshan Electrical and Lighting Co. Ltd. Class B	283,700	88
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	156,200	88
	ADAMA Ltd. Class A	64,600	88
*	Alpha Group Class A	98,400	88
	AECC Aero-Engine Control Co. Ltd. Class A	47,900	87
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	97,200	87
	Xiamen ITG Group Corp. Ltd. Class A	98,700	87
	MYS Group Co. Ltd.	131,300	86
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	132,400	85
	Opple Lighting Co. Ltd. Class A	25,300	85
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	165,500	84
	Avic Heavy Machinery Co. Ltd. Class A	62,700	83
	Huaneng Power International Inc. Class A	139,300	83
	Yotrio Group Co. Ltd. Class A	149,300	82
*	Qingdao Rural Commercial Bank Corp. Class A	130,800	82
*	Juneyao Airlines Co. Ltd. Class A	58,200	81
	Guangzhou Automobile Group Co. Ltd. Class A	57,900	80
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	140,500	79
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	127,300	79
*	Harbin Pharmaceutical Group Co. Ltd. Class A	152,300	79
*	Hangzhou Oxygen Plant Group Co. Ltd. Class A	44,600	73
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	23,100	71
*	Shenzhen Fenda Technology Co. Ltd. Class A	176,100	70
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	42,072	69
	China West Construction Group Co. Ltd. Class A	50,600	68
*	Jiangxi Special Electric Motor Co. Ltd. Class A	274,800	64
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	65,100	64
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	84,000	59
*	JL Mag Rare-Earth Co. Ltd. Class A	13,000	58
	Jointo Energy Investment Co. Ltd. Hebei Class A	85,061	57
	Camel Group Co. Ltd. Class A	44,900	57
	Shenzhen World Union Group Inc. Class A	133,200	53

20

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Bank of Chengdu Co. Ltd. Class A	45,100	49
	Qingdao Port International Co. Ltd. Class A	61,600	48
	ORG Technology Co. Ltd. Class A	84,800	48
	Henan Zhongyuan Expressway Co. Ltd. Class A	84,600	47
	Anhui Kouzi Distillery Co. Ltd. Class A	7,200	42
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	19,400	39
	Zhejiang Runtu Co. Ltd. Class A	27,905	36
	Red Star Macalline Group Corp. Ltd. Class A	27,000	36
	Tibet Summit Resources Co. Ltd. Class A	21,800	23
	Jinzhou Port Co. Ltd. Class B	22,559	5
*,§,^	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
			3,658,754
Colombia (0.1%)
	Bancolombia SA ADR	215,706	5,630
	Interconexion Electrica SA ESP	775,459	3,565
	Ecopetrol SA	5,845,448	3,086
	Bancolombia SA	463,669	2,965
	Grupo de Inversiones Suramericana SA	451,443	2,454
	Grupo Energia Bogota SA ESP	3,425,008	1,938
	Grupo Aval Acciones y Valores Preference Shares	6,916,965	1,476
	Ecopetrol SA ADR	137,684	1,439
	Grupo Argos SA	582,235	1,356
*	Corp Financiera Colombiana SA	190,805	1,244
	Cementos Argos SA	968,298	953
	Grupo de Inversiones Suramericana SA Preference Shares	157,045	749
	Grupo Aval Acciones y Valores SA ADR	21,896	92
	Bancolombia SA Preference Shares	11,063	72
	Cementos Argos SA Preference Shares	503	—
			27,019
Czech Republic (0.0%)
	Cez As	298,021	5,541
*	Komercni banka as	138,513	2,933
1	Moneta Money Bank AS	943,710	1,960
	O2 Czech Republic AS	84,048	736
			11,170
Denmark (1.4%)
	Novo Nordisk A/S Class B	3,024,719	192,947
	DSV Panalpina A/S	371,121	38,559
	Coloplast A/S Class B	242,727	38,284
1	Orsted A/S	344,565	34,805
	Vestas Wind Systems A/S	357,119	30,667
*	Genmab A/S	105,892	25,455
	Carlsberg A/S Class B	185,218	23,366
	Novozymes A/S	372,545	18,276
	Chr Hansen Holding A/S	188,480	16,251
*	Danske Bank A/S	1,221,751	14,506
	AP Moller - Maersk A/S Class B	11,855	11,799
	GN Store Nord A/S	236,030	10,771
	Ambu A/S Class B	301,757	9,452
	AP Moller - Maersk A/S Class A	8,055	7,464
	Tryg A/S	224,844	5,996
	Pandora A/S	163,478	5,813
*	Iss A/S	335,904	4,994
*,^	Demant A/S	193,172	4,618
	H Lundbeck A/S	110,561	4,034
	ROCKWOOL International A/S Class B	12,248	2,574
			500,631
Egypt (0.0%)
	Commercial International Bank Egypt SAE	2,430,606	9,880
	Egypt Kuwait Holding Co. SAE	1,397,898	1,397
	Eastern Co. SAE	1,778,143	1,368
	ElSewedy Electric Co.	1,436,275	811
	Talaat Moustafa Group	1,678,468	604

21

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Telecom Egypt Co.	582,348	399
			14,459
Finland (0.8%)
	Kone Oyj Class B	715,726	43,340
	Nokia Oyj	10,230,698	36,881
*	Nordea Bank Abp (XSTO)	5,363,686	34,402
*	Sampo Oyj Class A	898,179	29,773
	Neste Oyj	760,600	26,861
	UPM-Kymmene Oyj	978,787	26,844
	Elisa Oyj	262,521	15,953
	Fortum Oyj	789,561	13,083
*	Stora Enso Oyj	1,050,183	12,355
*	Orion Oyj Class B	188,729	9,591
	Kesko Oyj Class B	494,224	8,053
	Wartsila Oyj Abp	886,509	6,507
*	Huhtamaki Oyj	170,729	6,372
	Metso Oyj	194,361	5,393
	Nokian Renkaat Oyj	246,551	5,238
*	Nordea Bank Abp (XHEL)	551,902	3,531
			284,177
France (6.5%)
^	Sanofi	1,982,926	193,681
	LVMH Moet Hennessy Louis Vuitton SE	455,683	176,165
	Total SA	4,365,957	154,959
*	Schneider Electric SE	958,689	88,595
	Danone SA	1,094,849	76,308
	Vinci SA	849,895	69,625
	Kering SA	135,720	69,042
	EssilorLuxottica SA	537,497	66,771
*	Airbus SE	1,007,289	63,780
	Axa SA	3,514,458	62,475
	BNP Paribas SA	1,978,634	62,162
	Pernod Ricard SA	387,232	59,129
*	L'Oreal SA Loyalty Shares	199,212	57,919
	Safran SA	584,993	54,388
	Air Liquide SA Loyalty Shares	387,422	49,224
*	L'Oreal SA	149,921	43,588
	Orange SA	3,499,320	42,514
	Hermes International	56,480	41,291
	Air Liquide SA	286,879	36,449
	Dassault Systemes SE	241,127	35,318
	Legrand SA	488,064	32,721
*,^	Vivendi SA	1,479,224	31,971
	Cie Generale des Etablissements Michelin SCA	322,497	31,160
	STMicroelectronics NV	1,149,276	29,596
	Capgemini SE	287,096	26,990
	L'Oreal SA Loyalty Shares 2021	91,136	26,497
	Cie de Saint-Gobain	889,160	23,659
	Teleperformance	105,537	23,641
	Air Liquide SA Loyalty Shares 2021	173,187	22,004
	Societe Generale SA	1,401,014	21,981
	Veolia Environnement SA	916,010	19,528
	Edenred	444,126	17,891
*,1	Worldline SA	257,117	17,414
	Credit Agricole SA	2,090,751	16,817
	Carrefour SA	1,049,139	15,581
	Engie	1,363,913	14,798
	Ingenico Group SA	112,520	14,157
	Peugeot SA	994,402	14,096
	Thales SA	183,253	13,878
	Alstom SA	336,433	13,800
	Gecina SA	95,750	12,564
*	Ubisoft Entertainment SA	166,679	12,398
	Atos SE	172,254	12,319

22

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Bouygues SA	387,672	11,928
	Publicis Groupe SA	393,873	11,627
	Eurofins Scientific SE	20,617	11,405
	Engie SA	1,044,782	11,335
	Eiffage SA	136,590	11,162
	Arkema SA	131,044	10,907
	Getlink SE	833,470	10,631
	Bureau Veritas SA	502,245	10,427
*	Sartorius Stedim Biotech	43,315	10,386
	Orpea	89,491	9,954
	Valeo SA	431,340	9,888
	Accor SA	345,039	9,598
1	Euronext NV	111,968	9,400
	BioMerieux	75,525	9,331
*	Scor Se	286,883	8,083
	Suez	678,459	7,674
	Rubis SCA	167,735	7,515
	TechnipFMC plc	834,203	7,304
	Klepierre SA	351,113	7,128
	Sodexo SA	87,845	7,023
1	Amundi SA	104,352	6,926
	Engie Loyalty Shares 2021	619,484	6,721
	Renault SA	334,301	6,587
^	Covivio	84,793	5,325
	Rexel SA	549,447	5,132
	Aeroports de Paris	52,192	5,095
^	Remy Cointreau SA	44,789	4,996
	Sodexo SA ACT Loyalty Shares	61,750	4,937
	Elis SA	398,385	4,911
	Bollore SA	1,823,337	4,832
	Faurecia SE	134,622	4,824
	Ipsen SA	62,696	4,669
	Icade	57,891	4,447
	Wendel SE	51,091	4,383
	SES SA Class A	646,873	4,309
	Iliad SA	28,326	4,218
^	Casino Guichard Perrachon SA	101,321	3,803
	Eutelsat Communications SA	334,840	3,749
	Eurazeo SE	76,575	3,667
	Electricite de France SA	460,460	3,666
	Natixis SA	1,551,414	3,663
	Dassault Aviation SA	4,305	3,506
*	CNP Assurances	284,472	2,935
	SEB SA Loyalty Shares	23,594	2,830
	JCDecaux SA	133,572	2,765
	Electricite de France SA Loyalty Shares 2021	279,349	2,224
	Imerys SA	68,218	2,140
	Seb SA	17,060	2,046
	Cie Plastic Omnium SA	102,042	1,932
*,^	Air France-KLM	345,801	1,763
	Electricite de France SA Loyalty Shares	203,352	1,619
1	Ald SA	143,357	1,397
*	SEB SA Loyalty Shares2021	9,289	1,114
	Sodexo SA Loyalty Shares 2022	8,591	687
	Sodexo SA Loyalty Shares	753	60
			2,289,428
Germany (5.6%)
	SAP SE	1,771,850	211,041
	Allianz SE	759,714	139,812
	Siemens AG	1,386,037	127,908
	Bayer AG	1,799,431	118,348
*	Deutsche Telekom AG	5,908,515	86,381
	BASF SE	1,676,194	85,782
	adidas AG	353,235	80,867

23

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	263,484	57,710
	Deutsche Post AG	1,784,797	53,022
	Deutsche Boerse AG	335,689	52,045
	Daimler AG	1,475,432	50,464
	Vonovia SE	994,406	49,172
	Volkswagen AG Preference Shares	334,105	46,485
	Infineon Technologies AG	2,270,262	42,207
	E.On SE	3,967,972	39,749
	Bayerische Motoren Werke AG	586,549	34,504
	Fresenius SE & Co. KGaA	743,974	32,224
	Rwe AG	1,047,176	30,125
	Fresenius Medical Care AG & Co. KGaA	383,029	30,018
*	Henkel AG & Co. KGaA Preference Shares	317,045	28,149
	Deutsche Bank AG	3,732,493	27,644
*	Merck KGaA	236,325	27,428
	Deutsche Wohnen SE	656,134	26,592
	Symrise AG Class A	231,786	23,482
*,1	Delivery Hero SE	257,809	21,866
^	Wirecard AG	208,802	20,663
*	Beiersdorf AG	183,081	19,156
*	Sartorius AG Preference Shares	62,411	17,534
	Hannover Rueck SE	109,884	17,508
*	Qiagen NV	399,501	16,621
*	Continental AG	198,257	16,567
*	Henkel AG & Co. KGaA	189,115	14,742
	LEG Immobilien AG	126,453	14,518
	Porsche Automobil Holding SE Preference Shares	280,668	14,172
*,1	Zalando SE	273,026	13,382
*	MTU Aero Engines AG	97,044	13,215
1	Scout24 AG	198,239	12,962
	HeidelbergCement AG	271,539	12,874
	Brenntag AG	283,736	12,847
	Aroundtown SA	2,202,892	11,849
1	Siemens Healthineers AG	238,778	10,512
*,1	Covestro AG	310,088	10,416
	Uniper SE	358,964	9,657
*	Puma SE	149,065	9,364
	Volkswagen AG	58,922	8,711
	Evonik Industries AG	349,490	8,598
	Knorr-Bremse AG	88,287	8,211
*	TeamViewer AG	176,699	7,655
	Lanxess AG	153,860	7,571
	Bechtle AG	49,915	7,219
^,1	Hapag-Lloyd AG	49,488	7,090
	Commerzbank AG	1,895,514	6,989
*	GEA Group AG	302,965	6,952
	United Internet AG	201,023	6,917
*	Carl Zeiss Meditec AG	66,443	6,552
	KION Group AG	128,358	6,367
	Nemetschek SE	98,758	6,213
*	OSRAM Licht AG	136,036	5,668
*,^	thyssenkrupp AG	849,232	5,649
	Rheinmetall AG	78,536	5,315
	Bayerische Motoren Werke AG Preference Shares	108,287	5,079
	Fuchs Petrolub SE Preference Shares	123,857	4,803
	CTS Eventim AG & Co. KGaA	107,314	4,461
^	Deutsche Lufthansa AG	428,386	3,835
^	ProSiebenSat.1 Media SE	367,171	3,669
	Telefonica Deutschland Holding AG	1,229,748	3,498
^	Grenke AG	47,081	3,286
	Hugo Boss AG	112,127	3,113
	Hella GmbH & Co. KGaA	81,801	3,009
	Fielmann AG	45,285	2,978
	Rational AG	6,138	2,962

24

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Hochtief AG	36,441	2,852
^	Fraport AG Frankfurt Airport Services Worldwide	64,984	2,847
	Metro AG	305,943	2,673
	Talanx AG	73,269	2,602
*,1	Rocket Internet SE	114,107	2,400
	RTL Group SA	70,639	2,352
	Fuchs Petrolub SE	64,655	2,162
*,^	Varta AG	25,775	2,136
^	1&1 Drillisch AG	86,638	2,016
1	DWS Group GmbH & Co. KGaA	63,133	1,993
	Suedzucker AG	145,508	1,925
	Wacker Chemie AG	26,783	1,562
*	Traton SE	91,606	1,380
	TUI AG (XETR)	232,404	944
			1,973,798
Greece (0.1%)
	Hellenic Telecommunications Organization SA	470,986	6,222
	Opap SA	349,914	3,134
	Jumbo SA	185,313	2,900
*	Alpha Bank AE	2,529,879	1,847
*	Eurobank Ergasias Services and Holdings SA	4,548,168	1,837
	Motor Oil Hellas Corinth Refineries SA	98,984	1,467
	Mytilineos SA	180,043	1,343
*	National Bank of Greece SA	930,748	1,262
	Hellenic Petroleum SA	98,872	657
*,§	FF Group	60,219	317
			20,986
Hong Kong (2.6%)
	AIA Group Ltd.	22,066,452	202,521
	Hong Kong Exchanges & Clearing Ltd.	2,299,171	73,716
	CK Hutchison Holdings Ltd.	4,904,410	36,352
	Sun Hung Kai Properties Ltd.	2,605,533	35,628
	Link REIT	3,782,360	33,717
	Hong Kong & China Gas Co. Ltd.	18,013,685	32,284
	CLP Holdings Ltd.	3,006,363	32,180
	CK Asset Holdings Ltd.	4,903,074	30,981
	Galaxy Entertainment Group Ltd.	3,889,309	25,014
	Hang Seng Bank Ltd.	1,321,766	23,118
	BOC Hong Kong Holdings Ltd.	6,553,196	20,113
	Sands China Ltd.	4,359,808	17,651
	China Mengniu Dairy Co. Ltd.	4,916,849	17,411
	Techtronic Industries Co. Ltd.	2,264,888	17,174
	Jardine Matheson Holdings Ltd.	384,692	16,850
	Power Assets Holdings Ltd.	2,507,516	16,801
1	WH Group Ltd.	15,352,923	14,643
	MTR Corp. Ltd.	2,627,342	14,556
	New World Development Co. Ltd.	10,426,840	12,319
*,^	Semiconductor Manufacturing International Corp.	5,556,917	10,430
	Henderson Land Development Co. Ltd.	2,377,634	9,690
	Hongkong Land Holdings Ltd.	2,120,691	8,871
	Wheelock & Co. Ltd.	1,136,113	8,327
	Sino Land Co. Ltd.	5,924,374	8,280
	Hang Lung Properties Ltd.	3,726,742	7,972
^	Wharf Real Estate Investment Co. Ltd.	1,843,472	7,804
	Lenovo Group Ltd.	13,822,802	7,467
	Want Want China Holdings Ltd.	10,307,382	7,347
	Jardine Strategic Holdings Ltd.	333,847	7,177
	CK Infrastructure Holdings Ltd.	1,134,818	6,741
	Sun Art Retail Group Ltd.	3,937,960	6,556
	Swire Pacific Ltd. Class A	921,513	5,993
	AAC Technologies Holdings Inc.	1,262,949	5,973
	Tingyi Cayman Islands Holding Corp.	3,362,119	5,968
*,1	Budweiser Brewing Co. APAC Ltd.	2,158,500	5,866
	ASM Pacific Technology Ltd.	542,894	5,486

25

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Swire Properties Ltd.	1,910,868	5,360
^	Vitasoy International Holdings Ltd.	1,450,000	5,171
	Bank of East Asia Ltd.	2,281,515	4,833
	PCCW Ltd.	7,470,207	4,576
	Wynn Macau Ltd.	2,625,884	4,535
	Xinyi Solar Holdings Ltd.	6,925,662	4,395
	Xinyi Glass Holdings Ltd.	3,616,685	4,189
	Hysan Development Co. Ltd.	1,135,530	3,788
	Hang Lung Group Ltd.	1,575,967	3,600
	SJM Holdings Ltd.	3,320,280	3,278
	NagaCorp Ltd.	2,684,000	3,168
^	Wharf Holdings Ltd.	1,625,752	3,080
	Prada SpA	933,958	3,032
	Minth Group Ltd.	1,233,490	2,966
	Kerry Properties Ltd.	1,066,665	2,946
	NWS Holdings Ltd.	2,585,043	2,694
	Melco International Development Ltd.	1,420,504	2,655
	Dairy Farm International Holdings Ltd.	542,500	2,600
1	BOC Aviation Ltd.	372,300	2,546
	United Energy Group Ltd.	13,334,000	2,428
	VTech Holdings Ltd.	290,690	2,192
	Uni-President China Holdings Ltd.	2,106,788	2,115
	Champion REIT	3,545,027	2,102
	SITC International Holdings Co. Ltd.	2,107,000	2,081
	Yue Yuen Industrial Holdings Ltd.	1,267,728	2,022
1	Samsonite International SA	2,344,558	1,994
	Swire Pacific Ltd. Class B	1,655,000	1,809
	Chow Tai Fook Jewellery Group Ltd.	1,947,392	1,648
^	MGM China Holdings Ltd.	1,321,964	1,633
	Li & Fung Ltd.	10,812,956	1,623
	Shangri-La Asia Ltd.	1,909,232	1,577
	Kerry Logistics Network Ltd.	1,037,924	1,419
^	Cathay Pacific Airways Ltd.	1,133,672	1,348
	L'Occitane International SA	808,275	1,245
	Shougang Fushan Resources Group Ltd.	6,165,352	1,230
	Cafe de Coral Holdings Ltd.	591,108	1,219
	Shun Tak Holdings Ltd.	3,401,006	1,189
	Shui On Land Ltd.	6,440,885	1,141
	Johnson Electric Holdings Ltd.	645,622	1,084
^	Haitong International Securities Group Ltd.	4,532,736	1,061
	Towngas China Co. Ltd.	1,831,806	921
	First Pacific Co. Ltd.	4,298,253	888
	Dah Sing Financial Holdings Ltd.	254,584	840
	Lifestyle International Holdings Ltd.	843,563	803
	Nexteer Automotive Group Ltd.	1,506,000	774
*,^	MMG Ltd.	4,468,000	773
	Television Broadcasts Ltd.	510,509	705
	Guotai Junan International Holdings Ltd.	5,238,228	687
^	China Travel International Investment Hong Kong Ltd.	4,667,542	654
	Dah Sing Banking Group Ltd.	663,244	651
	Huabao International Holdings Ltd.	1,571,000	624
*	FIH Mobile Ltd.	4,940,762	552
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,113,886	365
^,1	FIT Hon Teng Ltd.	1,684,000	364
^	SA Sa International Holdings Ltd.	1,903,621	357
*	Macau Legend Development Ltd.	2,657,006	322
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	84
*,§	Legend Holdings Corp. Rights	50,782	—
			912,913
Hungary (0.1%)
	OTP Bank Nyrt	417,933	12,378
	Richter Gedeon Nyrt	250,880	5,361
	MOL Hungarian Oil & Gas plc	800,588	5,068

26

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Magyar Telekom Telecommunications plc	791,047	983
			23,790
India (2.4%)
	Housing Development Finance Corp. Ltd.	3,152,909	79,752
1	Reliance Industries Ltd. GDR	1,497,553	56,827
	Reliance Industries Ltd.	2,643,695	51,401
	Infosys Ltd. ADR	5,424,946	50,072
	Tata Consultancy Services Ltd.	1,649,796	43,674
	Hindustan Unilever Ltd.	1,378,210	39,907
*	Bharti Airtel Ltd.	3,191,257	21,733
	Axis Bank Ltd.	3,604,059	21,057
	Maruti Suzuki India Ltd.	221,459	15,722
	HCL Technologies Ltd.	1,968,985	14,121
	Infosys Ltd.	1,458,097	13,629
	ITC Ltd.	5,380,085	12,962
	Asian Paints Ltd.	524,638	12,241
	Sun Pharmaceutical Industries Ltd.	1,992,371	12,151
	Nestle India Ltd.	42,474	10,075
	Bajaj Finance Ltd.	327,002	9,998
	UltraTech Cement Ltd.	195,190	9,086
	Bharat Petroleum Corp. Ltd.	1,829,808	8,952
*,1	Avenue Supermarts Ltd.	242,337	7,596
	Larsen & Toubro Ltd.	616,512	7,311
	Titan Co. Ltd.	571,149	7,304
*,1	HDFC Life Insurance Co. Ltd.	1,102,368	7,300
*	State Bank of India GDR	288,374	7,224
	Power Grid Corp. of India Ltd.	3,334,138	7,146
*,1	SBI Life Insurance Co. Ltd.	675,477	6,493
	Wipro Ltd. ADR	1,935,492	6,368
	Dabur India Ltd.	958,317	6,200
	Tech Mahindra Ltd.	841,794	6,054
	Oil & Natural Gas Corp. Ltd.	5,527,114	5,849
	ICICI Bank Ltd.	1,154,903	5,794
1	ICICI Lombard General Insurance Co. Ltd.	331,350	5,664
	NTPC Ltd.	4,395,970	5,507
	Bajaj Auto Ltd.	158,056	5,496
	UPL Ltd.	975,792	5,400
	Coal India Ltd.	2,686,021	5,252
	JSW Steel Ltd.	2,183,374	5,157
	Mahindra & Mahindra Ltd.	1,068,329	5,154
	Hero MotoCorp Ltd.	177,362	5,059
	Godrej Consumer Products Ltd.	683,944	4,908
	Adani Ports & Special Economic Zone Ltd.	1,239,772	4,760
	Bajaj Finserv Ltd.	69,766	4,697
	Eicher Motors Ltd.	24,121	4,684
	Cipla Ltd.	597,973	4,654
	Pidilite Industries Ltd.	222,067	4,477
	Britannia Industries Ltd.	106,436	4,454
	Lupin Ltd.	402,153	4,435
	Divi's Laboratories Ltd.	143,457	4,424
	Dr Reddy's Laboratories Ltd.	84,813	4,393
	Indian Oil Corp. Ltd.	3,903,106	4,351
	Shree Cement Ltd.	15,890	4,149
	Aurobindo Pharma Ltd.	485,600	3,972
*	United Spirits Ltd.	551,754	3,927
	Grasim Industries Ltd.	587,972	3,903
1	Bandhan Bank Ltd.	1,135,427	3,896
	Info Edge India Ltd.	109,937	3,692
	Bharti Infratel Ltd.	1,581,772	3,660
	Vedanta Ltd.	3,103,124	3,617
	Zee Entertainment Enterprises Ltd.	1,643,228	3,444
	Hindustan Petroleum Corp. Ltd.	1,107,501	3,232
	Marico Ltd.	846,560	3,216
	Ambuja Cements Ltd.	1,413,724	3,202

27

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Dr Reddy's Laboratories Ltd. ADR	62,480	3,198
	Havells India Ltd.	427,889	3,189
	Shriram Transport Finance Co. Ltd.	307,698	3,156
	Petronet LNG Ltd.	971,317	3,129
1	ICICI Prudential Life Insurance Co. Ltd.	569,078	3,103
	Hindalco Industries Ltd.	1,693,077	2,872
	Berger Paints India Ltd.	417,442	2,807
	Jubilant Foodworks Ltd.	130,109	2,791
1	HDFC Asset Management Co. Ltd.	78,294	2,621
	Alkem Laboratories Ltd.	72,557	2,495
	GAIL India Ltd.	1,954,840	2,474
	Siemens Ltd.	161,718	2,440
	Piramal Enterprises Ltd.	186,679	2,399
	Colgate-Palmolive India Ltd.	123,938	2,392
*	Tata Motors Ltd.	1,973,374	2,389
	Biocon Ltd.	511,578	2,387
1	InterGlobe Aviation Ltd.	173,548	2,276
	Torrent Pharmaceuticals Ltd.	73,110	2,271
	Page Industries Ltd.	9,068	2,185
	Rajesh Exports Ltd.	258,864	2,129
	DLF Ltd.	1,083,194	2,076
	Tata Steel Ltd.	533,835	2,073
	Motherson Sumi Systems Ltd.	1,742,354	2,008
1	AU Small Finance Bank Ltd.	279,227	2,002
	Muthoot Finance Ltd.	172,497	1,977
	Cadila Healthcare Ltd.	443,454	1,903
	Container Corp. Of India Ltd.	375,548	1,858
	Bosch Ltd.	12,984	1,814
	Wipro Ltd.	693,675	1,761
	LIC Housing Finance Ltd.	462,668	1,731
	Federal Bank Ltd.	2,659,706	1,715
	United Breweries Ltd.	123,667	1,541
	REC Ltd.	1,200,443	1,515
	Power Finance Corp. Ltd.	1,196,719	1,511
	Ashok Leyland Ltd.	2,158,200	1,483
	Whirlpool of India Ltd.	53,803	1,464
	Castrol India Ltd.	850,512	1,459
	MRF Ltd.	1,762	1,418
	Embassy Office Parks REIT	282,800	1,388
	NMDC Ltd.	1,295,247	1,373
	Bajaj Holdings & Investment Ltd.	50,499	1,361
	Mphasis Ltd.	139,175	1,352
	Bharat Forge Ltd.	322,361	1,314
	Kansai Nerolac Paints Ltd.	233,508	1,282
*	IDFC Bank	4,268,357	1,228
	NHPC Ltd.	4,460,035	1,227
	ACC Ltd.	77,937	1,212
	Voltas Ltd.	180,873	1,212
	Mahindra & Mahindra Financial Services Ltd.	534,208	1,163
*	Oracle Financial Services Software Ltd.	37,063	1,154
*	ABB India Ltd.	95,839	1,146
1	RBL Bank Ltd.	655,032	1,132
*	Bank of Baroda	1,732,715	1,124
	Glenmark Pharmaceuticals Ltd.	238,835	1,056
*	Adani Transmission Ltd.	385,679	1,050
	Bharat Electronics Ltd.	1,069,640	1,024
	Indiabulls Housing Finance Ltd.	586,307	1,021
1	Larsen & Toubro Infotech Ltd.	48,530	1,017
*	Hindustan Zinc Ltd.	443,505	1,015
	Gillette India Ltd.	13,938	986
*	State Bank of India	392,254	982
*	Godrej Properties Ltd.	106,440	952
	Yes Bank Ltd.	2,544,587	945
*	Jindal Steel & Power Ltd.	735,578	907

28

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Bata India Ltd.	49,801	899
	TVS Motor Co. Ltd.	206,635	888
1	Nippon Life India Asset Management Ltd.	264,078	855
	Torrent Power Ltd.	194,270	853
	Adani Enterprises Ltd.	456,749	843
*	Vodafone Idea Ltd.	14,700,378	814
*	3M India Ltd.	3,110	796
	Tata Power Co. Ltd.	1,772,957	740
	Sun TV Network Ltd.	145,168	737
	Cholamandalam Investment and Finance Co. Ltd.	350,633	735
*	GMR Infrastructure Ltd.	3,241,205	733
*	Punjab National Bank	1,689,554	720
	Exide Industries Ltd.	345,047	719
	L&T Finance Holdings Ltd.	824,926	712
	Steel Authority of India Ltd.	1,667,461	694
	Oberoi Realty Ltd.	152,708	691
	Tata Communications Ltd.	120,373	686
*	Adani Power Ltd.	1,602,077	669
*	Aditya Birla Capital Ltd.	966,890	638
	Oil India Ltd.	483,289	631
	Dalmia Bharat Ltd.	88,463	610
*	Canara Bank	516,594	598
	Cummins India Ltd.	114,361	572
	Emami Ltd.	184,958	478
	Godrej Industries Ltd.	123,955	435
*	Future Retail Ltd.	377,291	428
	Bharat Heavy Electricals Ltd.	1,429,118	424
	JSW Energy Ltd.	664,223	391
*	Union Bank of India	1,082,699	389
*	Tata Motors Ltd. Class A	641,015	334
*,§	Hemisphere Properties India Ltd.	120,373	259
*	Bank of India	486,144	226
*	ABB Power Products & Systems India Ltd.	17,516	187
	Mangalore Refinery & Petrochemicals Ltd.	335,742	144
	IDFC Ltd.	491,794	94
			835,092
Indonesia (0.4%)
	Bank Central Asia Tbk PT	17,690,799	30,644
	Telekomunikasi Indonesia Persero Tbk PT	84,568,624	19,447
	Bank Rakyat Indonesia Persero Tbk PT	96,979,215	17,639
	Bank Mandiri Persero Tbk PT	33,697,172	10,017
	Astra International Tbk PT	36,868,288	9,430
	Unilever Indonesia Tbk PT	10,567,650	5,860
	Charoen Pokphand Indonesia Tbk PT	13,332,464	4,100
	Bank Negara Indonesia Persero Tbk PT	13,731,387	3,747
	Indofood Sukses Makmur Tbk PT	8,133,705	3,549
*	Barito Pacific Tbk PT	34,492,500	3,340
	Kalbe Farma Tbk PT	34,340,237	3,317
	United Tractors Tbk PT	2,744,812	2,994
	Semen Indonesia Persero Tbk PT	5,259,949	2,792
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,738
	Gudang Garam Tbk PT	838,686	2,549
	Indocement Tunggal Prakarsa Tbk PT	2,371,098	1,840
	Hanjaya Mandala Sampoerna Tbk PT	16,661,300	1,774
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,729,800	1,746
	Tower Bersama Infrastructure Tbk PT	18,286,225	1,446
	Adaro Energy Tbk PT	23,474,263	1,439
	Perusahaan Gas Negara Tbk PT	18,634,446	1,057
*	XL Axiata Tbk PT	6,217,150	1,054
	Bukit Asam Tbk PT	7,513,155	941
	Jasa Marga Persero Tbk PT	3,751,819	790
*	Bumi Serpong Damai Tbk PT	12,776,740	601
*	Vale Indonesia Tbk PT	3,299,862	565
	Surya Citra Media Tbk PT	9,572,279	557

29

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Smartfren Telecom Tbk PT	77,704,000	554
	Media Nusantara Citra Tbk PT	8,802,166	537
	Matahari Department Store Tbk PT	4,043,500	328
*	Astra Agro Lestari Tbk PT	680,225	277
	Bank Danamon Indonesia Tbk PT	1,024,127	170
			137,839
Ireland (0.2%)
	Kerry Group plc Class A	267,226	30,760
	Flutter Entertainment plc	142,509	17,525
	Kingspan Group plc	275,145	14,020
	Glanbia plc	356,171	3,790
	Bank of Ireland Group plc	1,669,103	3,425
	CRH plc (XDUB)	68,686	2,084
*	AIB Group plc	1,437,019	1,989
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			73,593
Israel (0.3%)
*	Nice Ltd.	113,866	18,700
*	Teva Pharmaceutical Industries Ltd.	1,725,342	18,663
	Bank Leumi Le-Israel BM	2,710,113	14,602
	Bank Hapoalim BM	1,994,943	12,787
	Israel Discount Bank Ltd. Class A	2,163,978	7,021
	Elbit Systems Ltd.	44,769	6,069
	Mizrahi Tefahot Bank Ltd.	235,289	4,819
	ICL Ltd.	1,264,403	4,411
*	Azrieli Group Ltd.	66,129	3,916
*	Tower Semiconductor Ltd.	193,311	3,787
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,743,744	2,671
*	Mivne Real Estate KD Ltd.	1,194,952	2,567
	First International Bank Of Israel Ltd.	96,245	2,374
	Alony Hetz Properties & Investments Ltd.	190,416	2,292
	Strauss Group Ltd.	76,486	2,162
*	Airport City Ltd.	130,397	1,978
*	Paz Oil Co. Ltd.	18,650	1,625
	Shikun & Binui Ltd.	358,639	1,488
	Amot Investments Ltd.	251,470	1,412
*	Shapir Engineering and Industry Ltd.	189,732	1,330
*	Shufersal Ltd.	204,199	1,310
	Harel Insurance Investments & Financial Services Ltd.	200,671	1,292
	Melisron Ltd.	29,981	1,207
	Gazit-Globe Ltd.	155,402	1,151
*	Phoenix Holdings Ltd.	214,039	1,126
*	Israel Corp. Ltd.	6,309	814
	Oil Refineries Ltd.	2,571,477	711
*	Teva Pharmaceutical Industries Ltd. ADR	65,509	704
*	Fattal Holdings 1998 Ltd.	7,532	516
	Delek Group Ltd.	9,218	420
	Migdal Insurance & Financial Holdings Ltd.	528,473	338
			124,263
Italy (1.5%)
	Enel SPA	14,223,632	97,154
	Eni SPA	4,582,662	43,656
	Intesa Sanpaolo SPA (Registered)	27,345,481	42,700
*	Ferrari NV	225,367	35,224
	Assicurazioni Generali SPA	2,357,547	33,634
*	UniCredit SPA	4,088,075	31,571
	Snam SPA	4,173,151	18,720
	Fiat Chrysler Automobiles NV	2,010,104	17,436
	Terna Rete Elettrica Nazionale SPA	2,609,373	16,340
	Atlantia SPA	901,286	14,775
	Moncler SPA	352,889	13,271
*	FinecoBank Banca Fineco SPA	1,112,324	12,393
*	CNH Industrial NV	1,810,242	11,323

30

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Exor NV	189,582	10,339
	Prysmian SPA	457,265	8,628
	Mediobanca Banca di Credito Finanziario SPA	1,467,269	8,530
*,1	Nexi SPA	541,199	8,210
*	Telecom Italia SPA (Registered)	20,120,499	7,990
*	Davide Campari-Milano SPA	1,024,573	7,963
	Recordati SPA	173,962	7,576
1	Poste Italiane SPA	835,376	7,107
	DiaSorin SPA	40,502	6,907
1	Infrastrutture Wireless Italiane SPA	532,173	5,633
	Hera SPA	1,480,378	5,480
	Tenaris SA	737,786	5,105
	Italgas SPA	900,252	5,044
	Unione di Banche Italiane SPA	1,752,294	5,023
	Amplifon SPA	214,660	4,914
	Leonardo SPA	701,232	4,843
	Telecom Italia SPA (Bearer)	10,435,664	4,162
	A2A SpA	2,791,746	3,806
*	Banco BPM SPA	2,776,382	3,393
	Banca Mediolanum SPA	521,763	3,188
1	Pirelli & C SPA	800,800	3,101
	UnipolSai Assicurazioni SPA	1,081,170	2,650
*	Saipem SPA	997,870	2,561
	Buzzi Unicem SPA	125,937	2,471
	Salvatore Ferragamo SPA	120,546	1,497
*,^	Mediaset SPA	562,522	1,144
	Buzzi Unicem SPA Saving Shares	62,106	649
			526,111
Japan (17.5%)
	Toyota Motor Corp.	4,501,291	278,301
	Sony Corp.	2,246,690	144,584
	SoftBank Group Corp.	2,962,536	126,982
	Keyence Corp.	329,316	117,570
	Mitsubishi UFJ Financial Group Inc.	22,831,259	92,238
	Takeda Pharmaceutical Co. Ltd.	2,541,679	91,657
	KDDI Corp.	3,126,764	90,565
	Nintendo Co. Ltd.	194,769	80,425
	Shin-Etsu Chemical Co. Ltd.	728,001	80,300
	Daiichi Sankyo Co. Ltd.	1,160,961	79,806
	Honda Motor Co. Ltd.	3,155,829	76,637
	Recruit Holdings Co. Ltd.	2,308,461	67,341
	Kao Corp.	858,779	66,226
	Sumitomo Mitsui Financial Group Inc.	2,376,330	62,491
	Daikin Industries Ltd.	484,971	62,237
	NTT DOCOMO Inc.	2,100,345	61,900
	Hoya Corp.	672,026	61,284
	Murata Manufacturing Co. Ltd.	1,039,995	58,601
	Tokyo Electron Ltd.	271,420	57,807
	FANUC Corp.	351,417	57,356
	Tokio Marine Holdings Inc.	1,204,541	56,512
	Astellas Pharma Inc.	3,400,478	56,241
	Mizuho Financial Group Inc.	46,476,958	54,119
	Central Japan Railway Co.	330,549	52,013
	Nippon Telegraph & Telephone Corp.	2,217,370	50,498
	Hitachi Ltd.	1,689,091	50,131
	Nidec Corp.	851,310	49,558
	ITOCHU Corp.	2,484,965	48,718
	East Japan Railway Co.	660,916	48,260
	SMC Corp.	104,838	47,389
	Mitsubishi Corp.	2,231,563	47,327
	Chugai Pharmaceutical Co. Ltd.	395,464	47,140
	Seven & i Holdings Co. Ltd.	1,409,719	46,686
	Mitsubishi Electric Corp.	3,616,200	44,496
	Fast Retailing Co. Ltd.	93,785	44,477

31

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

	Shares	Market Value ($000)
Oriental Land Co. Ltd.	344,076	43,507
Mitsui & Co. Ltd.	3,098,533	43,250
Shiseido Co. Ltd.	709,555	41,717
Japan Tobacco Inc.	2,173,067	40,469
Softbank Corp.	2,938,827	40,021
Terumo Corp.	1,196,274	39,696
Canon Inc.	1,854,288	39,005
Fujitsu Ltd.	349,907	33,993
Mitsubishi Estate Co. Ltd.	2,100,961	33,990
Eisai Co. Ltd.	482,402	33,677
Bridgestone Corp.	1,060,442	33,009
Komatsu Ltd.	1,673,811	31,670
Mitsui Fudosan Co. Ltd.	1,718,346	31,595
FUJIFILM Holdings Corp.	661,205	31,495
Olympus Corp.	1,928,076	30,593
Daiwa House Industry Co. Ltd.	1,186,782	30,073
Otsuka Holdings Co. Ltd.	764,216	30,037
Kyocera Corp.	559,559	29,897
Panasonic Corp.	3,900,370	29,733
Secom Co. Ltd.	354,506	29,502
Denso Corp.	833,599	29,302
Kirin Holdings Co. Ltd.	1,447,906	27,942
Shionogi & Co. Ltd.	502,743	27,765
M3 Inc.	768,756	27,747
ORIX Corp.	2,349,153	27,644
Suzuki Motor Corp.	827,075	26,396
Unicharm Corp.	707,657	26,080
Aeon Co. Ltd.	1,276,486	25,698
MS&AD Insurance Group Holdings Inc.	888,712	25,604
Kubota Corp.	2,011,987	24,986
Dai-ichi Life Holdings Inc.	1,976,411	24,769
Sysmex Corp.	346,490	23,938
Asahi Group Holdings Ltd.	695,886	23,928
Sumitomo Corp.	2,059,945	23,303
Nomura Holdings Inc.	5,529,223	22,944
Subaru Corp.	1,121,638	22,449
Shimano Inc.	143,262	21,110
Nitori Holdings Co. Ltd.	135,443	20,760
West Japan Railway Co.	333,371	20,602
Sompo Holdings Inc.	623,467	20,222
Omron Corp.	344,225	20,218
Toshiba Corp.	808,721	20,055
Japan Post Holdings Co. Ltd.	2,447,954	19,581
JXTG Holdings Inc.	5,503,235	19,511
Sumitomo Mitsui Trust Holdings Inc.	668,754	19,472
Sumitomo Realty & Development Co. Ltd.	722,462	19,349
TDK Corp.	218,254	18,815
Ono Pharmaceutical Co. Ltd.	779,724	18,785
Obic Co. Ltd.	122,211	18,339
Z Holdings Corp.	4,751,801	18,339
Japan Exchange Group Inc.	983,885	18,301
Sekisui House Ltd.	1,058,861	18,164
Pan Pacific International Holdings Corp.	929,688	18,012
Bandai Namco Holdings Inc.	356,734	17,825
NEC Corp.	457,186	17,544
Advantest Corp.	358,812	17,410
Chubu Electric Power Co. Inc.	1,282,597	17,346
MEIJI Holdings Co. Ltd.	246,444	17,116
Tokyo Gas Co. Ltd.	774,966	17,007
Nippon Paint Holdings Co. Ltd.	281,769	16,285
Asahi Kasei Corp.	2,280,029	16,176
Ajinomoto Co. Inc.	897,180	15,979
Kintetsu Group Holdings Co. Ltd.	328,594	15,697
Yaskawa Electric Corp.	472,594	15,409

32

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Kikkoman Corp.	333,748	15,336
	Toyota Industries Corp.	295,460	14,872
	Makita Corp.	447,024	14,556
	Sumitomo Electric Industries Ltd.	1,379,896	14,197
	Nitto Denko Corp.	282,854	14,130
	Marubeni Corp.	2,856,503	13,756
	Hankyu Hanshin Holdings Inc.	399,188	13,657
	Kansai Electric Power Co. Inc.	1,329,053	13,619
	Tokyu Corp.	902,122	13,579
	Mitsubishi Heavy Industries Ltd.	524,827	13,458
	Osaka Gas Co. Ltd.	721,554	13,437
	Mitsubishi Chemical Holdings Corp.	2,343,512	13,320
	Yakult Honsha Co. Ltd.	224,908	13,065
	Toray Industries Inc.	2,771,552	12,707
	Tobu Railway Co. Ltd.	369,732	12,541
	Nippon Steel Corp.	1,489,757	12,534
	Resona Holdings Inc.	4,012,275	12,530
	Odakyu Electric Railway Co. Ltd.	560,132	12,352
	MINEBEA MITSUMI Inc.	759,327	12,346
	Daifuku Co. Ltd.	175,749	12,299
	Rakuten Inc.	1,445,839	12,260
	Shimadzu Corp.	488,202	12,158
	MISUMI Group Inc.	510,067	12,116
	Nissan Motor Co. Ltd.	3,539,839	12,049
	Nexon Co. Ltd.	741,726	11,976
	Keio Corp.	211,420	11,960
	NTT Data Corp.	1,154,290	11,779
	Yamaha Corp.	290,335	11,719
	Nomura Research Institute Ltd.	471,800	11,550
	Daiwa Securities Group Inc.	2,770,167	11,520
	Santen Pharmaceutical Co. Ltd.	647,802	11,467
	Taisei Corp.	367,357	11,451
	Yamato Holdings Co. Ltd.	648,161	11,313
	Daito Trust Construction Co. Ltd.	118,277	11,246
	Disco Corp.	49,968	11,159
	Dai Nippon Printing Co. Ltd.	521,751	11,001
	Trend Micro Inc.	214,219	10,868
	SG Holdings Co. Ltd.	388,200	10,801
	Obayashi Corp.	1,234,115	10,787
	Sumitomo Metal Mining Co. Ltd.	432,185	10,771
	Inpex Corp.	1,664,878	10,747
	Kyowa Kirin Co. Ltd.	451,352	10,476
	Nissin Foods Holdings Co. Ltd.	126,595	10,407
	Kobayashi Pharmaceutical Co. Ltd.	112,100	10,391
	Hamamatsu Photonics KK	236,497	10,337
	Nagoya Railroad Co. Ltd.	354,501	10,144
	Rohm Co. Ltd.	155,354	9,822
	Idemitsu Kosan Co. Ltd.	429,046	9,749
	Toyota Tsusho Corp.	409,214	9,741
	Lion Corp.	460,189	9,674
*	Tokyo Electric Power Co. Holdings Inc.	2,864,849	9,644
	Nissan Chemical Corp.	246,555	9,460
	TOTO Ltd.	263,726	9,180
	Aisin Seiki Co. Ltd.	314,878	9,068
	Asahi Intecc Co. Ltd.	340,184	9,012
	Lasertec Corp.	134,700	8,909
	Tsuruha Holdings Inc.	66,063	8,858
	Takeda Pharmaceutical Co. Ltd. ADR	484,083	8,684
	Suntory Beverage & Food Ltd.	230,568	8,683
	T&D Holdings Inc.	996,938	8,617
	Kajima Corp.	827,924	8,603
	Ricoh Co. Ltd.	1,242,579	8,470
	Otsuka Corp.	185,970	8,420
	Sumitomo Chemical Co. Ltd.	2,741,605	8,409

33

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	AGC Inc.	336,872	8,307
	TIS Inc.	432,218	8,242
	Dentsu Group Inc.	392,995	8,207
	Oji Holdings Corp.	1,605,303	8,151
	Tohoku Electric Power Co. Inc.	864,131	8,133
	Sekisui Chemical Co. Ltd.	641,389	8,129
	Toho Gas Co. Ltd.	163,712	8,044
	Keihan Holdings Co. Ltd.	178,913	8,041
	Toyo Suisan Kaisha Ltd.	164,611	7,916
	Koito Manufacturing Co. Ltd.	209,328	7,885
	Shimizu Corp.	1,022,196	7,851
	Hikari Tsushin Inc.	40,223	7,784
	Kyushu Railway Co.	288,108	7,751
	Hitachi Chemical Co. Ltd.	180,149	7,728
	Toppan Printing Co. Ltd.	518,706	7,705
	SBI Holdings Inc.	412,491	7,704
	Keisei Electric Railway Co. Ltd.	253,982	7,661
	Nihon M&A Center Inc.	234,772	7,659
	Keikyu Corp.	455,374	7,484
	Miura Co. Ltd.	178,718	7,374
	CyberAgent Inc.	175,540	7,370
	Nisshin Seifun Group Inc.	471,724	7,330
	Brother Industries Ltd.	431,747	7,317
	Hoshizaki Corp.	95,613	7,286
	Chugoku Electric Power Co. Inc.	534,279	7,189
	FamilyMart Co. Ltd.	421,832	7,153
	Pigeon Corp.	199,198	7,093
	Isuzu Motors Ltd.	927,931	7,052
	Japan Post Bank Co. Ltd.	753,925	7,000
	Toho Co. Ltd.	209,186	6,850
	MonotaRO Co. Ltd.	212,564	6,830
	Yamada Denki Co. Ltd.	1,428,463	6,774
*	Renesas Electronics Corp.	1,281,700	6,768
	Kansai Paint Co. Ltd.	353,126	6,707
	Kyushu Electric Power Co. Inc.	846,096	6,704
	Hirose Electric Co. Ltd.	60,931	6,690
	Welcia Holdings Co. Ltd.	90,914	6,600
	Kose Corp.	52,495	6,563
	Nippon Shinyaku Co. Ltd.	92,934	6,526
	Yamaha Motor Co. Ltd.	507,186	6,525
	Hulic Co. Ltd.	654,547	6,473
	GMO Payment Gateway Inc.	72,593	6,472
	NH Foods Ltd.	182,267	6,470
	Nippon Express Co. Ltd.	130,868	6,392
	Alfresa Holdings Corp.	319,266	6,367
	Tosoh Corp.	519,266	6,346
	Mitsui Chemicals Inc.	320,013	6,283
	Concordia Financial Group Ltd.	2,049,375	6,279
	Kuraray Co. Ltd.	627,410	6,276
	NGK Insulators Ltd.	479,177	6,269
	JFE Holdings Inc.	941,193	6,246
	Azbil Corp.	235,948	6,205
	Taiyo Yuden Co. Ltd.	221,663	6,181
	Marui Group Co. Ltd.	376,158	6,157
	JSR Corp.	327,061	6,152
	Electric Power Development Co. Ltd.	306,734	6,139
	USS Co. Ltd.	384,496	6,088
	Nabtesco Corp.	212,491	6,081
	Stanley Electric Co. Ltd.	266,576	6,074
	Casio Computer Co. Ltd.	384,802	6,073
	Yokogawa Electric Corp.	445,448	6,072
	Oracle Corp. Japan	58,908	6,064
	Hisamitsu Pharmaceutical Co. Inc.	128,088	6,035
	Sohgo Security Services Co. Ltd.	123,789	5,905

34

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Mazda Motor Corp.	1,042,742	5,895
	SUMCO Corp.	412,266	5,869
	Square Enix Holdings Co. Ltd.	141,853	5,814
	Nikon Corp.	621,701	5,783
	Ito En Ltd.	104,020	5,779
	LIXIL Group Corp.	480,958	5,769
	Showa Denko KK	261,075	5,714
*	PeptiDream Inc.	152,960	5,705
	Seiko Epson Corp.	501,973	5,700
	NSK Ltd.	812,276	5,622
	COMSYS Holdings Corp.	204,172	5,614
	Kurita Water Industries Ltd.	201,135	5,611
	Shizuoka Bank Ltd.	920,084	5,586
	Fuji Electric Co. Ltd.	230,314	5,494
	Haseko Corp.	503,092	5,462
	Konami Holdings Corp.	172,731	5,424
	Tokyu Fudosan Holdings Corp.	1,104,937	5,406
	NGK Spark Plug Co. Ltd.	359,137	5,377
	Itochu Techno-Solutions Corp.	175,484	5,362
	Teijin Ltd.	333,710	5,322
	Sony Financial Holdings Inc.	280,588	5,319
	Sojitz Corp.	2,266,860	5,246
	MediPal Holdings Corp.	271,907	5,245
	Suzuken Co. Ltd.	135,357	5,216
	Chiba Bank Ltd.	1,118,153	5,188
	Amada Co. Ltd.	573,357	5,183
	Skylark Holdings Co. Ltd.	349,403	5,165
	Rohto Pharmaceutical Co. Ltd.	175,892	5,118
	Ryohin Keikaku Co. Ltd.	429,840	5,116
	Capcom Co. Ltd.	165,146	5,062
	Rinnai Corp.	66,522	5,039
^	Anritsu Corp.	247,400	5,036
	Ibiden Co. Ltd.	195,072	4,986
	THK Co. Ltd.	207,224	4,954
	Taisho Pharmaceutical Holdings Co. Ltd.	77,954	4,870
	Nichirei Corp.	194,126	4,856
	Nihon Kohden Corp.	134,950	4,827
	Matsumotokiyoshi Holdings Co. Ltd.	140,048	4,820
	Hakuhodo DY Holdings Inc.	434,843	4,817
	Kakaku.com Inc.	234,037	4,776
	Seibu Holdings Inc.	393,131	4,716
*	LINE Corp.	95,369	4,665
	Mitsubishi Materials Corp.	227,604	4,662
	Bank of Kyoto Ltd.	132,886	4,548
	Kyowa Exeo Corp.	186,600	4,546
	Coca-Cola Bottlers Japan Holdings Inc.	252,962	4,529
	Lawson Inc.	87,135	4,529
	Hitachi Construction Machinery Co. Ltd.	192,732	4,522
	Nankai Electric Railway Co. Ltd.	201,640	4,501
	Air Water Inc.	332,518	4,483
	Sega Sammy Holdings Inc.	362,063	4,386
	ANA Holdings Inc.	205,894	4,375
	Sumitomo Heavy Industries Ltd.	207,190	4,366
	Japan Post Insurance Co. Ltd.	341,485	4,363
	NET One Systems Co. Ltd.	150,500	4,339
	Taiheiyo Cement Corp.	219,806	4,315
	Cosmos Pharmaceutical Corp.	15,921	4,262
	Fukuoka Financial Group Inc.	296,898	4,242
	House Foods Group Inc.	134,307	4,230
	Sumitomo Dainippon Pharma Co. Ltd.	305,089	4,221
	Ezaki Glico Co. Ltd.	95,023	4,173
	Calbee Inc.	137,052	4,147
	Shinsei Bank Ltd.	342,762	4,135
	NOF Corp.	124,600	4,129

35

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

	Shares	Market Value ($000)
Yamazaki Baking Co. Ltd.	232,244	4,107
Relo Group Inc.	189,580	4,107
Sundrug Co. Ltd.	119,796	4,102
Daicel Corp.	501,585	4,072
Mitsubishi Gas Chemical Co. Inc.	331,809	4,065
Tokyo Tatemono Co. Ltd.	359,816	4,047
Taiyo Nippon Sanso Corp.	260,674	4,043
Kawasaki Heavy Industries Ltd.	265,000	4,004
Kewpie Corp.	197,269	3,917
Sugi Holdings Co. Ltd.	64,416	3,884
Sawai Pharmaceutical Co. Ltd.	71,028	3,878
Kinden Corp.	240,198	3,865
Nippon Yusen KK	292,112	3,845
Ebara Corp.	174,226	3,841
Mebuki Financial Group Inc.	1,823,300	3,830
Mitsubishi UFJ Lease & Finance Co. Ltd.	798,291	3,812
Aozora Bank Ltd.	213,922	3,807
Isetan Mitsukoshi Holdings Ltd.	624,957	3,802
JGC Holdings Corp.	392,393	3,789
Alps Alpine Co. Ltd.	366,692	3,782
Denka Co. Ltd.	156,059	3,770
Justsystems Corp.	61,600	3,767
Kagome Co. Ltd.	145,828	3,724
Japan Airlines Co. Ltd.	208,638	3,722
TechnoPro Holdings Inc.	65,200	3,714
Sotetsu Holdings Inc.	144,592	3,707
J Front Retailing Co. Ltd.	451,637	3,684
Benesse Holdings Inc.	126,341	3,598
Horiba Ltd.	67,837	3,590
K's Holdings Corp.	325,722	3,549
Hitachi Metals Ltd.	361,219	3,481
Goldwin Inc.	64,600	3,478
Persol Holdings Co. Ltd.	301,080	3,463
Sankyu Inc.	90,100	3,462
DIC Corp.	148,577	3,450
Zensho Holdings Co. Ltd.	175,188	3,448
Mitsui OSK Lines Ltd.	197,622	3,428
Iida Group Holdings Co. Ltd.	257,607	3,422
SCSK Corp.	74,991	3,395
Japan Airport Terminal Co. Ltd.	83,437	3,384
Nihon Unisys Ltd.	116,300	3,364
Nishi-Nippon Railroad Co. Ltd.	137,113	3,356
Nomura Real Estate Holdings Inc.	205,912	3,348
Seino Holdings Co. Ltd.	281,002	3,345
Kaken Pharmaceutical Co. Ltd.	60,665	3,339
SCREEN Holdings Co. Ltd.	69,071	3,336
SHO-BOND Holdings Co. Ltd.	83,100	3,335
Tsumura & Co.	118,291	3,272
Kamigumi Co. Ltd.	184,584	3,250
Credit Saison Co. Ltd.	285,553	3,243
Mitsubishi Motors Corp.	1,144,133	3,242
Sumitomo Rubber Industries Ltd.	332,985	3,232
Ship Healthcare Holdings Inc.	71,100	3,216
Seven Bank Ltd.	1,178,939	3,196
FP Corp.	42,023	3,170
Konica Minolta Inc.	817,625	3,164
Sharp Corp.	285,267	3,140
Ube Industries Ltd.	186,598	3,129
PALTAC Corp.	59,000	3,081
Park24 Co. Ltd.	196,056	3,078
JTEKT Corp.	417,102	3,056
Nifco Inc.	157,158	3,035
Morinaga & Co. Ltd.	73,200	3,008
Rengo Co. Ltd.	383,588	2,988

36

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Asics Corp.	314,635	2,984
	Sumitomo Forestry Co. Ltd.	240,857	2,976
	Fancl Corp.	123,700	2,966
	Nippon Kayaku Co. Ltd.	305,877	2,959
	Tokai Carbon Co. Ltd.	357,700	2,958
	Hino Motors Ltd.	492,485	2,930
	Tokyo Century Corp.	85,483	2,922
	Hachijuni Bank Ltd.	814,758	2,909
	Kyushu Financial Group Inc.	687,230	2,899
	ZOZO Inc.	178,837	2,886
	Chugoku Bank Ltd.	312,063	2,874
	Mabuchi Motor Co. Ltd.	92,608	2,868
*	Ain Holdings Inc.	50,198	2,816
	Sanwa Holdings Corp.	362,607	2,814
	IHI Corp.	226,387	2,806
	Morinaga Milk Industry Co. Ltd.	72,300	2,802
	Toyo Seikan Group Holdings Ltd.	275,765	2,798
	Aica Kogyo Co. Ltd.	96,600	2,784
	Sushiro Global Holdings Ltd.	180,200	2,779
	Acom Co. Ltd.	685,972	2,771
	Koei Tecmo Holdings Co. Ltd.	104,760	2,756
	Aeon Mall Co. Ltd.	218,943	2,752
	Nippon Shokubai Co. Ltd.	57,726	2,726
	Kaneka Corp.	104,835	2,712
	Mitsubishi Logistics Corp.	122,393	2,702
	Iyo Bank Ltd.	502,741	2,693
	Zenkoku Hosho Co. Ltd.	91,554	2,668
	TS Tech Co. Ltd.	96,138	2,607
	Penta-Ocean Construction Co. Ltd.	514,600	2,600
	Tokuyama Corp.	121,800	2,570
	Toyoda Gosei Co. Ltd.	136,657	2,545
	Nippon Paper Industries Co. Ltd.	177,544	2,535
	Maruichi Steel Tube Ltd.	112,008	2,519
	Amano Corp.	120,100	2,466
	Shimamura Co. Ltd.	39,075	2,464
	Mani Inc.	110,500	2,461
	ABC-Mart Inc.	48,286	2,454
	Yokohama Rubber Co. Ltd.	192,836	2,453
	Toda Corp.	421,408	2,448
	NOK Corp.	209,933	2,445
	GMO internet Inc.	112,300	2,444
	Pola Orbis Holdings Inc.	136,912	2,443
	Nagase & Co. Ltd.	201,969	2,429
	Gunma Bank Ltd.	758,751	2,429
	Bic Camera Inc.	261,152	2,418
	Nipro Corp.	215,302	2,408
	DeNA Co. Ltd.	195,407	2,405
	Yaoko Co. Ltd.	38,700	2,399
	Ulvac Inc.	86,800	2,392
	Takara Holdings Inc.	322,962	2,377
	Miraca Holdings Inc.	94,316	2,362
	JCR Pharmaceuticals Co. Ltd.	24,500	2,347
	Takashimaya Co. Ltd.	258,112	2,333
	Zeon Corp.	265,160	2,323
	Open House Co. Ltd.	106,500	2,322
	Yamaguchi Financial Group Inc.	425,300	2,292
	Hiroshima Bank Ltd.	544,121	2,261
	Dowa Holdings Co. Ltd.	81,651	2,258
	Daiichikosho Co. Ltd.	74,996	2,251
	AEON Financial Service Co. Ltd.	216,373	2,250
	Sankyo Co. Ltd.	81,882	2,248
	Kusuri no Aoki Holdings Co. Ltd.	28,412	2,235
	Ushio Inc.	209,980	2,214
	Pilot Corp.	66,070	2,214

37

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Shikoku Electric Power Co. Inc.	282,553	2,184
	Glory Ltd.	96,318	2,165
	Sapporo Holdings Ltd.	113,131	2,154
	Sumitomo Osaka Cement Co. Ltd.	65,720	2,139
	Shiga Bank Ltd.	89,590	2,110
	Nippo Corp.	93,759	2,109
	Hokuriku Electric Power Co.	311,840	2,102
	Wacoal Holdings Corp.	103,924	2,096
	Toyo Tire Corp.	178,187	2,086
	Daido Steel Co. Ltd.	63,148	2,086
	Izumi Co. Ltd.	70,982	2,078
	Nippon Electric Glass Co. Ltd.	142,485	2,076
	OKUMA Corp.	54,872	2,069
	Fukuyama Transporting Co. Ltd.	59,616	2,066
	Furukawa Electric Co. Ltd.	109,026	2,052
	Kyudenko Corp.	72,061	2,020
	Fuji Oil Holdings Inc.	86,500	2,018
	SMS Co. Ltd.	90,600	1,975
	Lintec Corp.	91,899	1,972
	Shochiku Co. Ltd.	18,034	1,966
	NHK Spring Co. Ltd.	296,548	1,962
	GS Yuasa Corp.	137,582	1,955
	Maeda Corp.	243,100	1,950
	Ariake Japan Co. Ltd.	33,085	1,908
	Hitachi Transport System Ltd.	78,298	1,900
	Benefit One Inc.	108,200	1,900
	Hokuhoku Financial Group Inc.	232,630	1,890
	Mochida Pharmaceutical Co. Ltd.	47,944	1,876
	Kokuyo Co. Ltd.	152,000	1,858
	Toyobo Co. Ltd.	156,224	1,820
	Cosmo Energy Holdings Co. Ltd.	120,743	1,814
	DMG Mori Co. Ltd.	177,334	1,813
	OSG Corp.	139,326	1,810
	Takara Bio Inc.	80,900	1,805
	Kobe Bussan Co. Ltd.	37,200	1,797
	Mitsui Mining & Smelting Co. Ltd.	94,900	1,771
	Daishi Hokuetsu Financial Group Inc.	81,319	1,767
	77 Bank Ltd.	132,405	1,766
	Heiwa Corp.	102,715	1,730
	Citizen Watch Co. Ltd.	486,726	1,718
*	Kobe Steel Ltd.	511,618	1,711
	Nisshinbo Holdings Inc.	244,666	1,706
	Megmilk Snow Brand Co. Ltd.	74,369	1,697
	Fuyo General Lease Co. Ltd.	33,600	1,680
	Nishi-Nippon Financial Holdings Inc.	283,276	1,653
	Fujitsu General Ltd.	99,430	1,646
	Tadano Ltd.	212,524	1,621
	Canon Marketing Japan Inc.	83,756	1,612
	Kandenko Co. Ltd.	189,728	1,588
	Sanrio Co. Ltd.	104,650	1,554
	Topcon Corp.	183,646	1,508
	Hitachi Capital Corp.	77,499	1,499
	Sumitomo Bakelite Co. Ltd.	57,500	1,485
	Itoham Yonekyu Holdings Inc.	253,190	1,469
	Matsui Securities Co. Ltd.	197,360	1,441
	Japan Steel Works Ltd.	116,750	1,433
	NS Solutions Corp.	56,421	1,425
	Maruha Nichiro Corp.	68,100	1,425
	Toshiba TEC Corp.	43,700	1,423
	Fujikura Ltd.	473,796	1,393
	Toyota Boshoku Corp.	111,125	1,387
	NTN Corp.	722,841	1,386
*	Kawasaki Kisen Kaisha Ltd.	140,382	1,381
	Fuji Seal International Inc.	75,600	1,312

38

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Noevir Holdings Co. Ltd.	27,400	1,284
	Kotobuki Spirits Co. Ltd.	32,600	1,273
	Kissei Pharmaceutical Co. Ltd.	53,628	1,272
	Maeda Road Construction Co. Ltd.	68,597	1,270
	Autobacs Seven Co. Ltd.	106,395	1,242
	Yamato Kogyo Co. Ltd.	62,999	1,236
	Resorttrust Inc.	117,326	1,203
	H2O Retailing Corp.	152,402	1,195
	Orient Corp.	1,023,987	1,171
	Tokai Rika Co. Ltd.	90,679	1,155
	OBIC Business Consultants Co. Ltd.	25,684	1,148
	Kansai Mirai Financial Group Inc.	319,600	1,075
	GungHo Online Entertainment Inc.	67,635	1,049
	ASKUL Corp.	35,369	1,010
	Tokyo Broadcasting System Holdings Inc.	65,179	1,008
	Kyoritsu Maintenance Co. Ltd.	41,700	1,006
	Japan Aviation Electronics Industry Ltd.	76,747	996
	Japan Petroleum Exploration Co. Ltd.	55,958	962
	Ichigo Inc.	367,916	942
	Fuji Media Holdings Inc.	90,000	894
	Nissan Shatai Co. Ltd.	108,147	866
	SKY Perfect JSAT Holdings Inc.	209,772	789
	HIS Co. Ltd.	59,788	787
	Mitsubishi Shokuhin Co. Ltd.	24,208	611
	Nippon Television Holdings Inc.	49,000	547
	TV Asahi Holdings Corp.	36,641	544
	Nippon Prologis REIT Inc.	136	377
	Daiwa House REIT Investment Corp.	131	317
	Industrial & Infrastructure Fund Investment Corp.	199	277
			6,200,349
Kuwait (0.2%)
	National Bank of Kuwait SAKP	11,653,095	27,942
	Kuwait Finance House KSCP	7,129,586	13,665
	Mobile Telecommunications Co. KSC	3,816,102	6,521
	Ahli United Bank BSC	9,098,668	5,744
*	Agility Public Warehousing Co. KSC	1,679,364	3,476
	Boubyan Bank KSCP	1,709,535	2,751
	Gulf Bank KSCP	3,158,159	2,203
*	Mabanee Co. SAK	874,640	1,784
*	Humansoft Holding Co. KSC	189,038	1,744
	Boubyan Petrochemicals Co. KSCP	695,924	1,127
	Burgan Bank SAK	1,310,531	880
			67,837
Luxembourg (0.0%)
	Tenaris SA ADR	57,190	782

Malaysia (0.6%)
	Public Bank Bhd. (Local)	5,683,219	21,599
	Tenaga Nasional Bhd.	7,145,100	20,231
	Malayan Banking Bhd.	11,005,500	19,315
	CIMB Group Holdings Bhd.	12,790,073	10,227
	Sime Darby Plantation Bhd.	6,495,705	7,455
	Axiata Group Bhd.	8,155,324	7,436
	DiGi.Com Bhd.	6,676,266	7,171
	Petronas Chemicals Group Bhd.	5,144,668	6,659
	IHH Healthcare Bhd.	5,418,700	6,594
	Dialog Group Bhd.	8,381,900	6,471
	Maxis Bhd.	4,981,500	6,329
	IOI Corp. Bhd.	5,887,265	5,543
	Top Glove Corp. Bhd.	3,081,100	5,193
	MISC Bhd.	2,622,423	4,782
	PPB Group Bhd.	1,228,960	4,685
	Hartalega Holdings Bhd.	2,638,600	4,661
	Petronas Gas Bhd.	1,199,850	4,286

39

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Kuala Lumpur Kepong Bhd.	863,300	4,195
	Genting Bhd.	4,050,900	3,918
	Nestle Malaysia Bhd.	115,400	3,756
	Hong Leong Bank Bhd.	1,155,900	3,566
	Press Metal Aluminium Holdings Bhd.	3,502,600	3,189
	RHB Bank Bhd.	2,825,800	3,110
	Petronas Dagangan Bhd.	651,800	3,075
	Gamuda Bhd.	3,980,000	2,967
	Sime Darby Bhd.	6,314,005	2,925
	Genting Malaysia Bhd.	5,279,600	2,902
	QL Resources Bhd.	1,286,600	2,433
	AMMB Holdings Bhd.	3,464,800	2,393
	IJM Corp. Bhd.	5,805,440	2,232
	HAP Seng Consolidated Bhd.	1,220,900	2,082
	Malaysia Airports Holdings Bhd.	1,650,400	2,007
	Telekom Malaysia Bhd.	1,976,100	1,844
	Westports Holdings Bhd.	1,912,696	1,633
	YTL Corp. Bhd.	8,005,266	1,418
	Fraser & Neave Holdings Bhd.	184,700	1,358
	Hong Leong Financial Group Bhd.	411,035	1,252
	Sime Darby Property Bhd.	6,255,305	942
	Alliance Bank Malaysia Bhd.	1,961,000	886
	IOI Properties Group Bhd.	3,424,000	808
	British American Tobacco Malaysia Bhd.	248,700	728
*	FGV Holdings Bhd.	3,687,100	723
1	Astro Malaysia Holdings Bhd.	2,650,368	580
	AirAsia Group Bhd.	2,772,300	521
*	UEM Sunrise Bhd.	2,761,900	273
*,§	RHB CAPITAL Bhd.	1,187,500	—
			206,353
Malta (0.0%)
*,§	BGP Holdings plc Rts	3,738,510	—

Mexico (0.5%)
	America Movil SAB de CV	50,184,264	30,401
	Fomento Economico Mexicano SAB de CV	3,838,912	24,812
	Wal-Mart de Mexico SAB de CV	9,447,761	22,725
	Grupo Financiero Banorte SAB de CV	5,153,866	14,094
	Grupo Mexico SAB de CV Class B	6,552,936	13,975
	Grupo Elektra SAB DE CV	118,537	6,812
	Grupo Bimbo SAB de CV Class A	4,315,702	6,373
	Fibra Uno Administracion SA de CV	5,541,898	4,546
	Grupo Televisa SAB	3,937,806	4,184
	Grupo Aeroportuario del Pacifico SAB de CV Class B	644,963	4,030
	Coca-Cola Femsa SAB de CV	944,446	3,805
	Gruma SAB de CV Class B	372,950	3,540
	Cemex SAB de CV ADR	1,475,801	3,129
	Grupo Aeroportuario del Sureste SAB de CV Class B	301,047	3,015
	Infraestructura Energetica Nova SAB de CV	965,560	2,994
*	Promotora y Operadora de Infraestructura SAB de CV	393,152	2,731
*	Arca Continental SAB de CV	707,290	2,724
	Cemex SAB de CV	12,875,682	2,709
	Grupo Financiero Inbursa SAB de CV	4,146,229	2,495
	Alfa SAB de CV Class A	5,605,835	2,293
	Orbia Advance Corp. SAB de CV	1,855,998	2,190
	Kimberly-Clark de Mexico SAB de CV Class A	1,544,851	2,182
	Grupo Aeroportuario del Centro Norte SAB de CV	591,376	2,154
	Industrias Penoles SAB de CV	222,601	1,719
	Grupo Carso SAB de CV	854,285	1,710
	Becle SAB de CV	1,018,100	1,562
*	Telesites SAB de CV	2,350,283	1,546
	Megacable Holdings SAB de CV	533,229	1,329
*	Regional SAB de CV	413,620	1,014
1	Banco del Bajio SA	1,240,600	978

40

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	El Puerto de Liverpool SAB de CV	359,508	906
	Industrias Bachoco SAB de CV Class B	308,188	894
*	Alsea SAB de CV	891,510	735
1	GMexico Transportes SAB de CV	736,900	680
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,010,200	563
	Grupo Lala SAB de CV	1,144,548	539
	Alpek SAB de CV	617,867	294
	Concentradora Fibra Danhos SA de CV	378,573	292
*	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	25
			182,699
Netherlands (2.7%)
	ASML Holding NV	731,894	213,776
	Unilever NV	2,503,087	124,653
	Koninklijke Philips NV	1,632,369	71,159
*	Prosus NV	791,860	59,870
	Koninklijke Ahold Delhaize NV	1,994,066	48,417
*,1	Adyen NV	48,427	47,875
	ING Groep NV	7,134,895	39,975
	Koninklijke DSM NV	322,582	39,536
^	Heineken NV	433,174	36,869
	Wolters Kluwer NV	484,720	35,701
	Relx NV	1,494,869	34,018
^	Akzo Nobel NV	358,512	27,208
*	Galapagos NV	90,350	19,961
	NN Group NV	600,852	17,381
^	Heineken Holding NV	194,505	15,155
	Unibail-Rodamco-Westfield	246,705	14,608
^	Koninklijke KPN NV	6,064,433	13,969
	ArcelorMittal SA	1,098,277	11,997
	ASM International NV	87,498	9,674
	Aegon NV	3,231,206	8,358
	Randstad NV	202,424	8,147
*,^	Koninklijke Vopak NV	121,671	6,999
	ASR Nederland NV	254,215	6,813
1	ABN AMRO Bank NV	752,017	5,783
*,1	Just Eat Takeaway.com NV	54,946	5,648
*	Aalberts NV	175,966	4,955
1	Signify NV	228,962	4,661
*	Altice Europe NV Class B	978,079	3,916
	Boskalis Westminster	148,807	2,580
*,1	GrandVision NV	89,081	2,370
*	Oci NV	172,187	2,079
	Altice Europe NV	60,748	242
			944,353
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,035,128	17,294
*	a2 Milk Co. Ltd.	1,329,380	15,822
	Spark New Zealand Ltd.	3,339,308	9,037
	Auckland International Airport Ltd.	2,023,571	7,473
	Meridian Energy Ltd.	2,261,096	6,161
	Ryman Healthcare Ltd.	749,263	5,466
	Contact Energy Ltd.	1,310,534	4,998
	Mercury NZ Ltd.	1,235,904	3,436
	Fletcher Building Ltd.	1,492,457	3,344
	SKYCITY Entertainment Group Ltd.	1,225,332	1,977
	Kiwi Property Group Ltd.	2,930,971	1,716
	Air New Zealand Ltd.	904,271	738
			77,462
Norway (0.4%)
	Equinor ASA	1,804,560	24,987
	Dnb ASA	1,911,385	23,143
	Telenor ASA	1,185,851	18,190
	Mowi ASA	775,894	13,289

41

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Orkla ASA	1,398,737	12,635
^	Yara International ASA	318,846	10,829
	Norsk Hydro ASA	2,446,137	6,206
*	Gjensidige Forsikring ASA	304,482	5,373
	Salmar ASA	94,665	3,689
	Schibsted ASA Class B	175,974	3,418
*	Adevinta ASA	406,470	3,376
	Aker BP ASA	199,485	3,275
	Schibsted ASA Class A	148,216	3,144
	Leroy Seafood Group ASA	467,789	2,484
*	Subsea 7 SA	419,759	2,304
*,^	Aker ASA	45,261	1,194
			137,536
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	1,194,031	831
	Oil & Gas Development Co. Ltd.	1,236,300	813
	Habib Bank Ltd.	1,183,406	744
	Pakistan Petroleum Ltd.	1,233,456	702
			3,090
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	389,800	2,920

Philippines (0.3%)
	SM Investments Corp.	881,169	14,687
	SM Prime Holdings Inc.	16,400,237	9,987
	Ayala Land Inc.	14,322,757	8,942
	BDO Unibank Inc.	3,553,980	6,993
	Ayala Corp.	603,138	6,861
	PLDT Inc.	214,612	5,439
	JG Summit Holdings Inc.	5,273,969	5,253
	Universal Robina Corp.	1,616,219	4,000
	Bank of the Philippine Islands	3,251,672	3,735
	International Container Terminal Services Inc.	1,941,934	3,397
	Metropolitan Bank & Trust Co.	3,244,378	2,481
	Manila Electric Co.	476,601	2,380
	Globe Telecom Inc.	54,054	2,345
	Jollibee Foods Corp.	751,775	2,124
*	GT Capital Holdings Inc.	176,327	1,579
	Aboitiz Power Corp.	2,797,332	1,509
	San Miguel Food and Beverage Inc.	1,242,710	1,460
	San Miguel Corp.	688,540	1,322
	Metro Pacific Investments Corp.	25,659,500	1,294
	Megaworld Corp.	21,516,706	1,086
*	Alliance Global Group Inc.	6,981,299	888
*	LT Group Inc.	4,846,041	740
	Bloomberry Resorts Corp.	5,774,450	639
	DMCI Holdings Inc.	6,888,996	560
	Semirara Mining & Power Corp.	1,973,684	468
			90,169
Poland (0.2%)
	CD Projekt SA	113,888	9,971
	Polski Koncern Naftowy ORLEN SA	569,108	8,639
	Powszechna Kasa Oszczednosci Bank Polski SA	1,541,637	8,251
	Powszechny Zaklad Ubezpieczen SA	1,020,924	7,536
*	KGHM Polska Miedz SA	247,334	4,652
*,1	Dino Polska SA	85,940	3,634
	Bank Polska Kasa Opieki SA	283,595	3,597
	Cyfrowy Polsat SA	484,357	2,995
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,141,488	2,828
	Grupa Lotos SA	181,273	2,751
	Lpp SA	1,539	2,426
	Santander Bank Polska SA	54,273	2,157
*	PGE Polska Grupa Energetyczna SA	1,310,075	1,310

42

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	mBank SA	23,460	1,249
			61,996
Portugal (0.1%)
	EDP - Energias de Portugal SA	4,620,655	19,471
	Galp Energia SGPS SA	942,492	10,877
	Jeronimo Martins SGPS SA	450,504	7,638
	EDP Renovaveis SA	275,625	3,379
*	Banco Espirito Santo SA	3,873,216	9
			41,374
Qatar (0.3%)
	Qatar National Bank QPSC	8,128,671	38,340
	Qatar Islamic Bank SAQ	2,117,525	8,998
	Industries Qatar QSC	3,708,878	7,162
	Masraf Al Rayan QSC	6,842,010	7,160
	Commercial Bank PSQC	3,676,826	4,048
*	Qatar Fuel QSC	902,640	3,964
	Mesaieed Petrochemical Holding Co.	7,895,265	3,890
	Qatar Electricity & Water Co. QSC	938,371	3,879
	Qatar Gas Transport Co. Ltd.	4,965,706	3,401
	Qatar International Islamic Bank QSC	1,337,430	2,937
	Barwa Real Estate Co.	3,484,516	2,737
	Ooredoo QPSC	1,513,260	2,647
	Qatar Insurance Co. SAQ	2,947,348	1,616
*	Doha Bank QPSC	2,704,363	1,496
	Vodafone Qatar QSC	3,185,325	951
	United Development Co. QSC	3,275,309	949
	Qatar Aluminum Manufacturing Co.	4,972,020	850
*	Ezdan Holding Group QSC	2,640,510	540
			95,565
Russia (0.9%)
	Lukoil PJSC ADR	613,209	40,004
	Gazprom PJSC ADR	7,245,016	36,689
	Sberbank of Russia PJSC Ordinary Shares	13,576,736	35,778
	Novatek PJSC	1,957,410	27,226
	MMC Norilsk Nickel PJSC ADR	776,282	21,532
	Tatneft PJSC ADR	422,822	18,836
	Sberbank of Russia PJSC ADR	1,294,425	13,604
	Gazprom PJSC	4,710,907	11,977
	Lukoil PJSC	139,666	9,012
	Rosneft Oil Co. PJSC GDR	1,866,305	8,368
	Surgutneftegas OAO Preference Shares	13,444,300	6,579
	Polyus PJSC GDR	78,591	6,386
	Surgutneftegas PJSC ADR	1,178,193	5,859
	AK Transneft OAO Preference Shares	2,870	5,266
	Magnit PJSC (XLON)	440,172	4,855
	Mobile TeleSystems PJSC	1,071,502	4,635
	MMC Norilsk Nickel PJSC	16,068	4,365
	Inter RAO UES PJSC	64,621,300	4,329
	Moscow Exchange MICEX-RTS PJSC	2,595,264	4,195
	Severstal PAO GDR	312,475	3,725
	Alrosa PJSC	4,452,010	3,687
	Novolipetsk Steel PJSC	1,926,353	3,298
	Tatneft PJSC	351,046	2,584
	Mobile TeleSystems PJSC ADR	288,187	2,470
	VTB Bank PJSC GDR	2,300,991	2,158
	PhosAgro PJSC GDR	175,962	2,121
	VTB Bank PJSC	4,359,448,867	2,040
	Magnit PJSC (MISX)	39,924	1,983
	Polyus PJSC	10,988	1,786
	RusHydro PJSC	210,194,634	1,773
	Magnitogorsk Iron & Steel Works PJSC	3,189,948	1,716
	Rostelecom PJSC	1,223,758	1,352
	Rosneft Oil Co. PJSC	280,490	1,259

43

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Federal Grid Co. Unified Energy System PJSC	450,626,667	1,111
	Tatneft PAO Preference Shares	153,438	1,053
	Aeroflot PJSC	970,911	987
	Rosseti PJSC	54,338,896	932
	Surgutneftegas PJSC	1,874,100	931
	Rostelecom PJSC ADR	118,592	771
	Sistema PJSFC GDR	191,390	751
	Bashneft PAO Preference Shares	38,485	710
	Unipro PJSC	18,049,100	680
*	RussNeft PJSC	75,852	424
	Severstal PAO	32,854	390
	Mosenergo PJSC	13,331,000	351
	PhosAgro PJSC	7,510	273
	Sberbank of Russia PJSC ADR	22,875	243
	Sistema PJSFC	986,400	191
			311,245
Saudi Arabia (0.6%)
	Al Rajhi Bank	1,818,987	27,650
	Saudi Basic Industries Corp.	1,336,511	26,523
	Saudi Telecom Co.	889,753	21,427
	National Commercial Bank	2,011,876	19,856
1	Saudi Arabian Oil Co.	1,886,558	15,853
	Riyad Bank	2,181,534	9,862
	Samba Financial Group	1,452,103	8,969
*	Banque Saudi Fransi	878,211	7,218
*	Saudi Arabian Mining Co.	641,314	6,314
*	Alinma Bank	1,408,379	5,955
	Saudi Arabian Fertilizer Co.	294,472	5,522
	Saudi Electricity Co.	1,161,836	5,261
	Arab National Bank	950,299	5,139
	Almarai Co. JSC	375,723	4,899
*	Savola Group	386,572	4,163
*	Etihad Etisalat Co.	556,897	4,113
	Yanbu National Petrochemical Co.	340,485	4,057
	Jarir Marketing Co.	92,195	3,616
	Bank AlBilad	536,275	3,232
	Bupa Arabia for Cooperative Insurance Co.	94,140	2,681
*	Saudi Kayan Petrochemical Co.	1,087,669	2,497
	Sahara International Petrochemical Co.	507,863	2,069
	Advanced Petrochemical Co.	153,894	1,821
*	Co for Cooperative Insurance	94,885	1,820
	Bank Al-Jazira	560,249	1,778
*	Arabian Centres Co. Ltd.	265,112	1,698
	Abdullah Al Othaim Markets Co.	63,519	1,684
*	Mouwasat Medical Services Co.	74,061	1,671
*	Dar Al Arkan Real Estate Development Co.	757,937	1,626
	Saudi Industrial Investment Group	324,722	1,603
	Saudi Cement Co.	109,932	1,536
	Southern Province Cement Co.	101,290	1,433
	Saudi Airlines Catering Co.	65,467	1,388
*	Mobile Telecommunications Co. Saudi Arabia	428,546	1,388
*	National Industrialization Co.	501,278	1,351
	Qassim Cement Co.	81,044	1,230
*	Emaar Economic City	617,953	1,201
*	Rabigh Refining & Petrochemical Co.	328,612	1,193
	Saudi Ground Services Co.	151,632	1,054
*	Seera Group Holding	239,992	990
	Yanbu Cement Co.	124,231	984
*	National Petrochemical Co.	168,605	901
*	Saudi Research & Marketing Group	51,927	847
*	Fawaz Abdulaziz Al Hokair & Co.	127,900	730
	Dallah Healthcare Co.	53,061	678
			227,481

44

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,289,948	46,320
	Oversea-Chinese Banking Corp. Ltd.	6,293,511	40,155
	United Overseas Bank Ltd.	2,345,250	33,512
	Singapore Telecommunications Ltd.	13,562,646	27,101
	Ascendas REIT	5,349,772	11,188
	Keppel Corp. Ltd.	2,608,979	11,014
	Singapore Exchange Ltd.	1,534,358	10,463
*	CapitaLand Ltd.	4,604,741	9,770
	Wilmar International Ltd.	3,591,307	9,044
	Singapore Technologies Engineering Ltd.	2,858,722	6,923
	Genting Singapore Ltd.	10,872,164	6,033
	CapitaLand Mall Trust	4,532,551	6,031
	Mapletree Logistics Trust	4,617,700	5,849
	CapitaLand Commercial Trust	4,854,251	5,516
	Venture Corp. Ltd.	489,551	5,471
	Mapletree Commercial Trust	3,960,912	5,454
	Mapletree Industrial Trust	2,788,000	5,005
	City Developments Ltd.	841,361	4,703
	UOL Group Ltd.	894,967	4,304
	ComfortDelGro Corp. Ltd.	3,679,849	4,290
	Singapore Airlines Ltd.	937,124	4,052
	Suntec REIT	3,736,572	3,691
	Singapore Press Holdings Ltd.	2,830,957	3,040
	Jardine Cycle & Carriage Ltd.	188,139	2,675
	Keppel REIT	3,540,800	2,645
	SATS Ltd.	1,137,915	2,636
	Mapletree North Asia Commercial Trust	3,959,500	2,630
	Ascott Residence Trust	3,140,500	1,976
	Sembcorp Industries Ltd.	1,663,291	1,905
	Singapore Post Ltd.	2,606,164	1,343
*	Golden Agri-Resources Ltd.	11,522,101	1,267
	Hutchison Port Holdings Trust	9,402,208	1,219
	Olam International Ltd.	1,108,700	1,174
	StarHub Ltd.	978,937	1,031
	Wing Tai Holdings Ltd.	639,240	782
*	Sembcorp Marine Ltd.	1,410,477	746
	SIA Engineering Co. Ltd.	405,309	535
	Frasers Property Ltd.	583,000	506
			291,999
South Africa (1.0%)
	Naspers Ltd.	790,287	123,007
	AngloGold Ashanti Ltd.	759,128	18,530
^	Standard Bank Group Ltd.	2,350,089	12,967
^	FirstRand Ltd.	5,784,574	12,625
	Gold Fields Ltd.	1,489,060	11,084
	Sanlam Ltd.	3,187,360	10,190
^	MTN Group Ltd.	3,299,154	8,670
*	Sibanye Gold Ltd.	3,954,584	8,056
	Impala Platinum Holdings Ltd.	1,336,129	7,969
	Bid Corp. Ltd.	605,316	7,889
	Vodacom Group Ltd.	1,087,365	7,226
	Remgro Ltd.	938,550	6,922
	Absa Group Ltd.	1,328,434	6,556
	Anglo American Platinum Ltd.	109,569	5,750
	Old Mutual Ltd. (XLON)	7,981,512	5,685
	Clicks Group Ltd.	443,092	5,519
	Shoprite Holdings Ltd.	904,129	5,234
	Bidvest Group Ltd.	613,932	4,986
*	Sasol Ltd.	1,018,759	4,835
	Capitec Bank Holdings Ltd.	97,817	4,768
*	Aspen Pharmacare Holdings Ltd.	695,327	4,337
	Nedbank Group Ltd.	724,384	4,211
	Growthpoint Properties Ltd.	5,477,643	4,113

45

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	RMB Holdings Ltd.	1,376,131	3,945
*	MultiChoice Group	776,370	3,639
	Discovery Ltd.	681,242	3,574
	Mondi plc (XJSE)	200,265	3,569
	SPAR Group Ltd.	346,362	3,301
	Mr Price Group Ltd.	454,210	3,236
*	Harmony Gold Mining Co. Ltd.	838,968	3,088
*	Northam Platinum Ltd.	622,696	3,086
	Tiger Brands Ltd.	307,511	2,994
	NEPI Rockcastle plc	663,076	2,837
	Woolworths Holdings Ltd.	1,635,580	2,694
^	Exxaro Resources Ltd.	451,797	2,623
	PSG Group Ltd.	303,630	2,593
	AVI Ltd.	579,830	2,455
	Life Healthcare Group Holdings Ltd.	2,461,458	2,367
	Netcare Ltd.	2,553,211	2,141
	Pick n Pay Stores Ltd.	618,274	1,937
	Rand Merchant Investment Holdings Ltd.	1,392,776	1,886
	Kumba Iron Ore Ltd.	92,556	1,742
	Momentum Metropolitan Holdings	1,772,722	1,659
	Foschini Group Ltd.	420,574	1,650
	Barloworld Ltd.	404,552	1,484
	African Rainbow Minerals Ltd.	188,256	1,378
	Redefine Properties Ltd.	9,919,964	1,221
	Truworths International Ltd.	771,261	1,217
*	Sappi Ltd.	971,282	1,181
	Fortress REIT Ltd. Class A	2,095,810	1,148
	Resilient REIT Ltd.	575,092	1,114
	Santam Ltd.	74,052	1,098
	Investec Ltd.	499,405	1,040
1	Pepkor Holdings Ltd.	1,581,180	1,032
	Assore Ltd.	59,830	1,016
	Coronation Fund Managers Ltd.	455,174	887
^,1	Dis-Chem Pharmacies Ltd.	745,124	884
	Liberty Holdings Ltd.	229,905	872
	Reunert Ltd.	297,234	642
	Distell Group Holdings Ltd.	146,903	626
	Telkom SA SOC Ltd.	524,873	582
*	Ninety One Ltd.	249,702	526
	Motus Holdings Ltd.	293,182	478
	MAS Real Estate Inc.	799,290	463
	Vukile Property Fund Ltd.	1,567,043	459
	Hyprop Investments Ltd.	426,973	439
	Old Mutual Ltd. (XJSE)	405,832	295
	Fortress REIT Ltd. Class B	1,461,343	184
	Tsogo Sun Gaming Ltd.	909,302	129
			368,540
South Korea (3.1%)
	Samsung Electronics Co. Ltd. GDR	193,142	200,700
	Samsung Electronics Co. Ltd.	3,771,708	155,083
	SK Hynix Inc.	938,402	64,579
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	49,336
	NAVER Corp.	242,406	39,301
*,^	Celltrion Inc.	186,778	32,282
	LG Chem Ltd.	82,467	25,624
	Samsung SDI Co. Ltd.	95,148	22,477
	Hyundai Motor Co.	262,288	20,273
	LG Household & Health Care Ltd.	15,782	17,897
	Hyundai Mobis Co. Ltd.	119,028	16,828
	NCSoft Corp.	30,298	16,053
	Posco ADR	386,396	14,378
	Kakao Corp.	91,155	13,775
	KT&G Corp.	200,723	13,402
*	KB Financial Group Inc. ADR	475,835	13,390

46

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Samsung C&T Corp.	152,142	13,322
*	Shinhan Financial Group Co. Ltd. ADR	493,611	12,597
	Hana Financial Group Inc.	521,479	11,904
*,1	Samsung Biologics Co. Ltd.	24,065	11,495
	Kia Motors Corp.	467,005	11,406
	Shinhan Financial Group Co. Ltd.	374,853	9,504
	Samsung Fire & Marine Insurance Co. Ltd.	60,436	9,478
	Samsung Electro-Mechanics Co. Ltd.	98,795	9,236
	SK Holdings Co. Ltd.	60,195	8,985
	LG Electronics Inc.	198,332	8,926
*,^	Celltrion Healthcare Co. Ltd.	120,596	8,359
	SK Innovation Co. Ltd.	103,543	8,353
	LG Corp.	163,098	8,299
	Amorepacific Corp.	57,191	8,284
	Samsung SDS Co. Ltd.	57,696	7,697
	KB Financial Group Inc.	245,596	7,027
	Woori Financial Group Inc.	974,528	6,749
	SK Telecom Co. Ltd. ADR	313,901	6,005
	Korea Zinc Co. Ltd.	17,816	5,663
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	78,450	5,322
	Coway Co. Ltd.	102,345	5,187
^	Samsung Life Insurance Co. Ltd.	117,937	4,783
*,^	HLB Inc.	60,740	4,763
*	Korea Electric Power Corp.	240,337	4,697
	Lotte Chemical Corp.	26,348	4,682
	Posco	29,994	4,532
	S-Oil Corp.	74,875	4,299
*	Korea Electric Power Corp. ADR	441,348	4,241
	Orion Corp.	39,679	4,065
	Kangwon Land Inc.	192,924	3,987
	Hyundai Engineering & Construction Co. Ltd.	135,346	3,924
	LG Uplus Corp.	351,097	3,855
	Hotel Shilla Co. Ltd.	55,116	3,854
	Hyundai Heavy Industries Holdings Co. Ltd.	19,094	3,812
*	LG Display Co. Ltd.	407,098	3,693
	Daelim Industrial Co. Ltd.	48,770	3,519
	E-MART Inc.	35,650	3,513
	Industrial Bank of Korea	514,483	3,352
	Mirae Asset Daewoo Co. Ltd.	724,865	3,342
	CJ CheilJedang Corp.	14,652	3,296
	Yuhan Corp.	83,295	3,236
	Hyundai Motor Co. 2nd Preference Shares	66,572	3,215
	DB Insurance Co. Ltd.	85,712	3,131
	GS Holdings Corp.	94,498	2,973
	Korea Investment Holdings Co. Ltd.	69,891	2,894
	Samsung Securities Co. Ltd.	114,550	2,838
	Hyundai Glovis Co. Ltd.	33,523	2,802
*	Samsung Heavy Industries Co. Ltd.	791,044	2,781
	Fila Holdings Corp.	95,981	2,744
	Hanmi Pharm Co. Ltd.	12,840	2,739
*	Samsung Engineering Co. Ltd.	287,510	2,714
	Korea Aerospace Industries Ltd.	128,299	2,707
	Shinsegae Inc.	12,331	2,675
	Hankook Tire & Technology Co. Ltd.	145,607	2,555
	AMOREPACIFIC Group	52,250	2,501
^	Hyundai Steel Co.	138,383	2,461
	S-1 Corp.	34,323	2,442
*,1	Netmarble Corp.	31,017	2,438
	Hyundai Marine & Fire Insurance Co. Ltd.	112,283	2,428
	LG Household & Health Care Ltd. Preference Shares	4,075	2,423
	Hanon Systems	299,466	2,256
	GS Engineering & Construction Corp.	107,455	2,244
	BNK Financial Group Inc.	524,311	2,180
*,^	Helixmith Co. Ltd.	39,441	2,155

47

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	LG Chem Ltd. Preference Shares	14,414	2,047
	Kumho Petrochemical Co. Ltd.	32,255	2,034
	CJ ENM Co. Ltd.	17,960	1,890
	NH Investment & Securities Co. Ltd.	236,899	1,885
	Cheil Worldwide Inc.	125,639	1,834
	Lotte Corp.	53,639	1,771
	Hanwha Solutions Corp.	147,834	1,769
	Hyundai Motor Co. Preference Shares	37,085	1,740
	Hyundai Department Store Co. Ltd.	27,645	1,649
*	CJ Logistics Corp.	13,576	1,649
	Lotte Shopping Co. Ltd.	20,096	1,646
^	POSCO Chemical Co. Ltd.	38,226	1,634
	SK Telecom Co. Ltd.	9,146	1,590
	BGF retail Co. Ltd.	11,952	1,546
*	Hanwha Aerospace Co. Ltd.	68,803	1,515
	CJ Corp.	22,581	1,508
	GS Retail Co. Ltd.	48,347	1,506
*	Korean Air Lines Co. Ltd.	88,831	1,454
	DGB Financial Group Inc.	330,482	1,435
	Samsung Card Co. Ltd.	57,236	1,415
	NongShim Co. Ltd.	5,747	1,393
	Hanwha Corp.	80,694	1,376
	Hite Jinro Co. Ltd.	51,243	1,367
	SKC Co. Ltd.	32,013	1,306
	HDC Hyundai Development Co-Engineering & Construction	83,732	1,294
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	91,658	1,291
	SK Networks Co. Ltd.	274,934	1,219
	Mando Corp.	60,877	1,188
	KCC Corp.	8,372	1,139
	Korea Gas Corp.	50,848	1,123
	LOTTE Fine Chemical Co. Ltd.	34,238	1,100
	Hanssem Co. Ltd.	18,111	1,086
	KEPCO Plant Service & Engineering Co. Ltd.	40,242	1,075
	Posco International Corp.	91,633	1,065
*,^	Doosan Infracore Co. Ltd.	301,576	1,061
*	OCI Co. Ltd.	32,078	1,053
	Ottogi Corp.	2,331	1,042
*	NHN Corp.	16,358	1,024
*	Daewoo Engineering & Construction Co. Ltd.	346,213	1,016
	Amorepacific Corp. Preference Shares	19,280	992
	Paradise Co. Ltd.	75,316	977
*,^	SillaJen Inc.	94,185	973
	LS Corp.	31,252	966
	Hanwha Life Insurance Co. Ltd.	637,856	950
	Hyundai Mipo Dockyard Co. Ltd.	36,929	934
	Dongsuh Cos. Inc.	65,423	928
	Doosan Bobcat Inc.	47,218	914
^	Ssangyong Cement Industrial Co. Ltd.	188,253	793
	Hyundai Wia Corp.	26,670	723
	Medy-Tox Inc.	7,270	692
*	Doosan Heavy Industries & Construction Co. Ltd.	206,023	669
^	Hanmi Science Co. ltd	27,706	652
	Lotte Chilsung Beverage Co. Ltd.	6,546	587
*	Doosan Solus Co. Ltd.	20,228	552
	Mirae Asset Daewoo Co. Ltd. Preference Shares	212,315	537
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,806	410
	LG Electronics Inc. Preference Shares	22,942	399
	Doosan Co. Ltd.	11,700	390
	Hanwha Corp. Preference Shares	36,056	338
*	KCC Glass Corp.	11,107	263
*	Doosan Fuel Cell Co. Ltd.	27,594	170
	CJ CheilJedang Corp. Preference Shares	1,095	100
^	HLB Inc. Rights Exp. 05/29/2020	6,066	86

48

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Hyundai Construction Equipment Co. Ltd.	2,577	39
			1,109,686
Spain (1.6%)
*	Iberdrola SA	10,839,257	107,827
	Banco Santander SA (XMAD)	29,036,950	64,880
	Industria de Diseno Textil SA	1,923,555	49,267
^	Banco Bilbao Vizcaya Argentaria SA	12,108,007	39,579
	Telefonica SA	8,312,582	38,009
	Amadeus IT Group SA	745,978	35,608
1	Cellnex Telecom SA	493,075	25,790
*	Repsol SA	2,499,459	22,687
*	Ferrovial SA	863,804	21,630
*,1	Aena SME SA	129,083	16,340
	Red Electrica Corp. SA	791,861	13,938
	Endesa SA	581,825	12,905
	Grifols SA	369,493	12,610
	CaixaBank SA	6,585,933	11,849
*	ACS Actividades de Construccion y Servicios SA	443,150	11,082
	Enagas SA	455,501	10,632
	Naturgy Energy Group SA	551,061	9,736
	Grifols SA Preference Shares	389,950	8,028
*	Siemens Gamesa Renewable Energy SA	411,763	6,125
	Inmobiliaria Colonial Socimi SA	598,707	5,783
	Merlin Properties Socimi SA	613,322	5,692
	Bankinter SA	1,250,109	5,161
	Banco de Sabadell SA	10,221,862	4,238
	Acciona SA	38,117	3,778
	Mapfre SA	1,819,698	3,339
	Zardoya Otis SA	338,934	2,359
	Bankia SA	2,222,194	2,261
	Banco Santander SA (XMEX)	1,038,439	2,240
			553,373
Sweden (1.8%)
	Telefonaktiebolaget LM Ericsson Class B	5,411,230	46,229
	Investor AB Class B	892,814	44,371
	Atlas Copco AB Class A	1,153,473	39,754
*	Essity AB Class B	1,111,973	36,021
*	Volvo AB Class B	2,741,248	35,128
*	Sandvik AB	1,972,577	30,345
*,^	Assa Abloy AB Class B	1,680,943	30,092
*	Svenska Handelsbanken AB Class A	2,652,447	24,210
*	Hexagon AB Class B	463,821	22,761
	Hennes & Mauritz AB Class B	1,604,711	21,936
*	Swedbank AB Class A	1,832,946	21,691
*	Skandinaviska Enskilda Banken AB Class A	2,629,295	21,646
^	Atlas Copco AB Class B	687,124	21,254
	Swedish Match AB	300,285	18,557
	Telia Co. AB	4,770,906	16,588
	Tele2 AB	975,723	12,582
*	Skanska AB Class B	653,787	12,439
*	Svenska Cellulosa AB SCA Class B	1,120,440	11,884
	Epiroc AB Class A	1,144,853	11,457
	Skf Ab	700,059	11,049
*,^	Alfa Laval AB	574,229	10,731
	Nibe Industrier AB Class B	547,450	10,214
^	Boliden AB	497,707	10,032
	Investor AB Class A	181,782	8,968
	Kinnevik AB	435,078	8,942
	Castellum AB	492,777	8,643
	Lundin Energy AB	320,514	8,246
*	Industrivarden AB Class A	378,405	7,766
*	Fastighets AB Balder Class B	175,088	6,919
	Epiroc AB Class B	696,612	6,873
^	Securitas AB Class B	570,550	6,751

49

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Industrivarden AB Class C	307,343	6,289
*,^	ICA Gruppen AB	141,859	6,207
	Electrolux AB Class B	436,699	5,971
*	Swedish Orphan Biovitrum AB	311,569	5,969
	Elekta AB Class B	656,764	5,967
*	L E Lundbergforetagen AB Class B	137,399	5,769
*	Trelleborg AB Class B	440,480	5,609
*	EQT AB	364,078	5,031
	Husqvarna AB	734,735	4,421
*	Saab AB Class B	171,312	3,908
^	Investment AB Latour Class B	224,425	3,355
	Hufvudstaden AB Class A	203,781	2,611
*	Svenska Handelsbanken AB Class B	120,718	1,205
*	Electrolux Professional AB Class B	436,464	1,005
	Telefonaktiebolaget LM Ericsson Class A	79,072	747
*	Skandinaviska Enskilda Banken AB Class C	31,487	281
	Svenska Cellulosa AB SCA Class A	3,073	33
			648,457
Switzerland (6.6%)
*	Nestle SA	5,289,211	560,181
	Roche Holding AG	1,272,664	440,720
	Novartis AG	3,892,702	332,197
	Zurich Insurance Group AG	270,822	85,865
	UBS Group AG	6,188,902	66,268
	ABB Ltd.	3,262,539	61,930
*	Lonza Group AG	134,938	58,923
	Givaudan SA	16,885	56,620
	Cie Financiere Richemont SA	933,874	52,982
*	Alcon Inc.	839,273	44,294
*	Sika AG	253,482	41,928
	Credit Suisse Group AG	4,458,242	40,707
^	SWISS RE AG	506,963	36,839
	Geberit AG	65,182	29,150
	LafargeHolcim Ltd. (XSWX)	691,514	28,721
	SGS SA-REG	10,866	24,510
	Swisscom AG	46,420	24,120
	Partners Group Holding AG	30,123	23,738
	Swiss Life Holding AG	60,518	21,461
	Sonova Holding AG	97,675	17,641
	Roche Holding AG (Bearer)	47,637	16,545
	Schindler Holding AG	73,331	16,320
	Chocoladefabriken Lindt & Spruengli AG (Registered)	187	15,700
*	Julius Baer Group Ltd.	395,884	15,548
	Chocoladefabriken Lindt & Spruengli AG	1,838	14,318
	Temenos AG	108,247	14,027
	Straumann Holding AG	18,327	13,944
	Kuehne & Nagel International AG	92,171	13,184
	Swiss Prime Site AG	136,665	13,011
	Logitech International SA	267,293	12,874
	Baloise Holding AG	84,727	12,677
	Adecco Group AG	284,892	12,467
	Vifor Pharma AG	80,566	12,087
	Barry Callebaut AG	5,561	10,889
	Swatch Group AG (Bearer)	53,166	10,668
	LafargeHolcim Ltd. (XPAR)	230,997	9,660
	EMS-Chemie Holding AG	13,140	8,497
	PSP Swiss Property AG	72,321	8,401
	Schindler Holding AG (Registered)	35,547	7,644
*	Clariant AG	369,808	6,836
*	Georg Fischer AG	7,458	5,566
	Helvetia Holding AG	60,240	5,491
	Pargesa Holding SA	68,749	4,891
	Banque Cantonale Vaudoise	5,205	4,596
*	Flughafen Zurich AG	34,749	4,297

50

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	DKSH Holding AG	65,711	3,700
	OC Oerlikon Corp. AG	359,064	2,697
	Sulzer AG	31,694	2,242
	Swatch Group AG (Registered)	54,530	2,120
	Dufry AG	51,250	1,678
			2,331,370
Taiwan (3.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,412,392	287,560
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,446,373	175,996
	Hon Hai Precision Industry Co. Ltd.	21,750,823	55,899
	MediaTek Inc.	2,679,700	37,002
	Formosa Plastics Corp.	8,891,873	26,100
	Largan Precision Co. Ltd.	185,848	25,334
	Nan Ya Plastics Corp.	10,298,615	22,783
	CTBC Financial Holding Co. Ltd.	32,991,939	21,986
	Uni-President Enterprises Corp.	8,745,487	20,363
	Cathay Financial Holding Co. Ltd.	15,055,661	20,089
	Mega Financial Holding Co. Ltd.	19,756,777	19,874
	Chunghwa Telecom Co. Ltd. ADR	523,440	19,268
	Fubon Financial Holding Co. Ltd.	13,366,861	18,900
	Delta Electronics Inc.	3,918,676	18,278
	E.Sun Financial Holding Co. Ltd.	20,028,390	18,198
	Formosa Chemicals & Fibre Corp.	6,264,306	15,868
	China Steel Corp.	22,509,234	15,076
	First Financial Holding Co. Ltd.	17,822,495	13,126
	Taiwan Cement Corp.	8,724,345	12,587
	ASE Technology Holding Co. Ltd.	5,603,449	12,483
	Yuanta Financial Holding Co. Ltd.	20,429,916	11,645
	Taiwan Cooperative Financial Holding Co. Ltd.	16,980,690	11,403
	Hotai Motor Co. Ltd.	580,000	10,709
	Hua Nan Financial Holdings Co. Ltd.	16,412,835	10,661
	Taiwan Mobile Co. Ltd.	2,949,713	10,628
	President Chain Store Corp.	1,018,904	10,536
	Quanta Computer Inc.	4,835,598	10,448
	Catcher Technology Co. Ltd.	1,336,153	10,121
	Yageo Corp.	708,000	9,160
	Asustek Computer Inc.	1,294,026	8,747
	Shanghai Commercial & Savings Bank Ltd.	5,939,000	8,746
	Chailease Holding Co. Ltd.	2,229,130	8,469
	Pegatron Corp.	3,623,038	7,949
	Taishin Financial Holding Co. Ltd.	18,373,966	7,815
	SinoPac Financial Holdings Co. Ltd.	19,006,229	7,736
	United Microelectronics Corp. ADR	3,070,172	7,675
	China Development Financial Holding Corp.	25,162,318	7,613
	Formosa Petrochemical Corp.	2,497,580	7,494
	Chang Hwa Commercial Bank Ltd.	11,260,265	7,363
	Realtek Semiconductor Corp.	839,768	7,191
	Chunghwa Telecom Co. Ltd.	1,886,207	6,933
	Accton Technology Corp.	954,000	6,916
	Far EasTone Telecommunications Co. Ltd.	2,891,643	6,440
	Win Semiconductors Corp.	717,000	6,410
	Advantech Co. Ltd.	676,026	6,394
	Novatek Microelectronics Corp.	1,016,916	6,324
	Far Eastern New Century Corp.	7,189,819	6,243
	Walsin Technology Corp.	871,000	6,169
	Asia Cement Corp.	4,174,519	6,133
	Shin Kong Financial Holding Co. Ltd.	20,919,015	5,955
	Lite-On Technology Corp.	3,777,767	5,870
	Globalwafers Co. Ltd.	379,000	4,824
	Compal Electronics Inc.	7,542,510	4,808
	Wistron Corp.	5,075,445	4,759
	Pou Chen Corp.	4,765,125	4,487
	Taiwan High Speed Rail Corp.	3,823,000	4,366
	Inventec Corp.	5,517,064	4,335

51

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Cheng Shin Rubber Industry Co. Ltd.	3,372,222	3,877
*	Wiwynn Corp.	150,000	3,849
	Feng TAY Enterprise Co. Ltd.	665,610	3,787
	Zhen Ding Technology Holding Ltd.	1,054,000	3,782
	Vanguard International Semiconductor Corp.	1,599,466	3,711
	Foxconn Technology Co. Ltd.	1,908,925	3,665
	Eclat Textile Co. Ltd.	358,398	3,578
*	China Life Insurance Co. Ltd.	5,192,451	3,545
	Innolux Corp.	15,606,370	3,390
	Unimicron Technology Corp.	2,297,975	3,255
	Synnex Technology International Corp.	2,412,889	3,220
	Giant Manufacturing Co. Ltd.	534,625	3,151
	Nanya Technology Corp.	1,431,600	3,073
	Taiwan Business Bank	8,442,705	3,058
	Chicony Electronics Co. Ltd.	1,050,337	2,959
	Acer Inc.	5,092,396	2,819
	Teco Electric and Machinery Co. Ltd.	3,124,000	2,811
	AU Optronics Corp. ADR	1,025,878	2,626
	United Microelectronics Corp.	4,740,978	2,453
	Walsin Lihwa Corp.	5,461,000	2,396
	Epistar Corp.	1,736,000	2,210
	Formosa Taffeta Co. Ltd.	1,892,000	2,157
	Taiwan Fertilizer Co. Ltd.	1,286,000	1,982
	Eva Airways Corp.	4,357,188	1,676
	Eternal Materials Co. Ltd.	1,820,104	1,632
	Taiwan Secom Co. Ltd.	542,725	1,605
*	Evergreen Marine Corp. Taiwan Ltd.	4,217,300	1,561
	AU Optronics Corp.	5,789,000	1,522
	China Airlines Ltd.	4,937,913	1,363
	Far Eastern International Bank	3,827,404	1,362
	Capital Securities Corp.	3,704,587	1,219
	HTC Corp.	1,211,570	1,210
	Transcend Information Inc.	493,455	1,165
§	Yageo Corp. GDR	19,600	1,000
	ASE Technology Holding Co. Ltd. ADR	225,217	980
	Taiwan Glass Industry Corp.	3,057,089	919
	Yulon Motor Co. Ltd.	1,527,898	885
	Wan Hai Lines Ltd.	1,509,702	851
*	TPK Holding Co. Ltd.	538,422	753
	U-Ming Marine Transport Corp.	732,000	724
*	OBI Pharma Inc.	238,790	710
	Oriental Union Chemical Corp.	1,254,191	708
	Yulon Nissan Motor Co. Ltd.	50,633	454
	China Motor Corp.	425,642	452
			1,230,350
Thailand (0.7%)
	PTT PCL (Foreign)	25,807,920	28,179
	CP ALL PCL (Foreign)	9,740,513	21,292
	Airports of Thailand PCL (Foreign)	7,924,890	15,115
	Advanced Info Service PCL (Foreign)	2,049,664	12,484
	Siam Cement PCL NVDR	952,280	10,116
	Bangkok Dusit Medical Services PCL	15,767,501	10,030
	Gulf Energy Development PCL	7,463,495	8,884
	Siam Commercial Bank PCL (Foreign)	3,143,589	6,566
	PTT Exploration & Production PCL (Foreign)	2,530,000	6,530
	Central Pattana PCL	4,352,394	6,444
	Siam Cement PCL (Foreign)	578,213	6,142
	Kasikornbank PCL (Foreign)	2,050,883	5,389
	Charoen Pokphand Foods PCL (Foreign)	6,353,678	5,263
	Intouch Holdings PCL NVDR	3,094,304	5,070
	BTS Group Holdings PCL	14,039,241	4,960
	PTT Global Chemical PCL	4,209,827	4,846
	Home Product Center PCL	10,979,789	4,584
	Digital Telecommunications Infrastructure Fund (Foreign)	9,304,248	4,548

52

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Minor International PCL (Foreign)	6,867,823	4,438
^	Krung Thai Bank PCL (Foreign)	12,500,012	4,202
*	Bangkok Expressway & Metro PCL	14,353,027	4,146
	Electricity Generating PCL (Foreign)	473,009	4,138
	Energy Absolute PCL	2,988,000	3,665
	Indorama Ventures PCL	3,932,483	3,439
	Kasikornbank PCL	1,155,637	3,030
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,454,045	2,974
	Bangkok Bank PCL (Foreign)	860,527	2,736
	Thai Oil PCL (Foreign)	2,106,783	2,636
	Siam Commercial Bank PCL	1,230,600	2,570
*	Krungthai Card PCL (Foreign)	2,453,500	2,556
	Osotspa PCL	1,986,000	2,527
	Global Power Synergy PCL	1,167,907	2,523
*	Asset World Corp. PCL	14,453,600	2,414
	TMB Bank PCL	79,880,867	2,342
	Berli Jucker PCL	1,845,215	2,295
	Thai Union Frozen Products PCL (Foreign)	5,134,249	2,071
	True Corp. PCL	19,550,386	1,996
	Bumrungrad Hospital PCL (Foreign)	553,842	1,994
*	Muangthai Capital PCL	1,183,100	1,721
	Srisawad Corp. PCL	1,025,400	1,693
*	B Grimm Power PCL	1,232,700	1,691
	Intouch Holdings PCL (Foreign)	912,897	1,496
	Land & Houses PCL	6,369,900	1,439
	Banpu PCL	8,055,029	1,431
	IRPC PCL (Foreign)	17,398,528	1,424
	Total Access Communication PCL (Foreign)	976,223	1,263
	Delta Electronics Thailand PCL	811,000	1,113
	Land & Houses PCL (Foreign)	4,892,176	1,105
	Siam Makro PCL (Foreign)	529,000	582
	Siam City Cement PCL (Foreign)	137,836	506
	Bangkok Life Assurance PCL (Foreign)	809,802	385
	Central Pattana PCL NVDR	257,900	382
	Total Access Communication PCL NVDR	150,300	195
	Bumrungrad Hospital PCL NVDR	50,700	183
	Krung Thai Bank PCL NVDR	166,300	56
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	1,374,224	42
	Bangkok Life Assurance PCL	83,800	40
*	Minor International PCL Warrants Exp. 12/31/2021	322,731	22
			241,903
Turkey (0.1%)
	BIM Birlesik Magazalar AS	819,237	6,505
*	Turkiye Garanti Bankasi AS	3,961,782	4,730
*	Akbank T.A.S.	4,834,209	4,081
	Turkcell Iletisim Hizmetleri AS	1,987,880	3,960
	KOC Holding AS	1,569,352	3,443
*	Tupras Turkiye Petrol Rafinerileri AS	221,991	2,883
	Eregli Demir ve Celik Fabrikalari TAS	2,452,321	2,827
	Aselsan Elektronik Sanayi Ve Ticaret AS	531,759	2,069
	Haci Omer Sabanci Holding AS (Bearer)	1,600,906	1,870
*	Turkiye Is Bankasi AS	2,580,922	1,832
*	Turk Hava Yollari AO	1,024,112	1,567
*	Turkiye Vakiflar Bankasi TAO	1,816,459	1,178
	Ford Otomotiv Sanayi AS	119,632	1,080
	Enka Insaat ve Sanayi AS	1,229,328	1,065
*	Yapi ve Kredi Bankasi AS	3,217,671	969
	Anadolu Efes Biracilik Ve Malt Sanayii AS	366,049	960
*	Turk Telekomunikasyon AS	889,470	940
*	Petkim Petrokimya Holding AS	1,753,565	891
	TAV Havalimanlari Holding AS	307,372	801
*	Koza Altin Isletmeleri AS	76,980	785
	Tofas Turk Otomobil Fabrikasi AS	238,966	764
	Turkiye Sise ve Cam Fabrikalari AS	1,043,950	725

53

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Arcelik AS	288,184	676
	Tekfen Holding AS	305,173	623
	Coca-Cola Icecek AS	114,036	603
	Iskenderun Demir ve Celik AS	383,053	378
			48,205
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	8,002,248	24,954
	Emirates Telecommunications Group Co. PJSC	3,165,394	13,302
	Abu Dhabi Commercial Bank PJSC	4,874,597	5,858
	DP World plc	296,370	4,733
	Emaar Properties PJSC	6,374,547	4,675
	Aldar Properties PJSC	7,077,505	3,455
	Dubai Islamic Bank PJSC	3,350,223	3,342
	Abu Dhabi Islamic Bank PJSC	1,610,152	1,565
	Air Arabia PJSC	4,332,397	1,339
	Emaar Malls PJSC	3,735,923	1,302
	Dana Gas PJSC	6,505,377	1,297
*	Dubai Investments PJSC	3,858,174	1,251
	Emaar Development PJSC	1,361,907	848
	Dubai Financial Market PJSC	2,767,106	551
*	DAMAC Properties Dubai Co. PJSC	2,890,982	484
			68,956
United Kingdom (9.8%)
	AstraZeneca plc	2,401,828	251,214
	HSBC Holdings plc	37,060,720	190,492
	GlaxoSmithKline plc	8,970,144	187,142
	British American Tobacco plc	4,171,416	160,785
	Diageo plc	4,221,060	145,332
	BP plc	36,455,994	143,653
	Royal Dutch Shell plc Class A	7,650,000	125,953
	Royal Dutch Shell plc Class B	6,756,497	108,163
	Unilever plc	1,993,748	102,663
	Reckitt Benckiser Group plc	1,151,194	95,895
	Rio Tinto plc	2,012,646	93,425
	National Grid plc	6,365,807	74,600
	Vodafone Group plc	49,129,270	69,306
	Prudential plc	4,755,939	67,094
	BHP Group plc	3,806,460	63,892
	London Stock Exchange Group plc	572,824	53,615
	Tesco plc	17,700,909	52,356
	Lloyds Banking Group plc	127,968,284	51,777
	Experian plc	1,659,602	49,839
	Compass Group plc	2,899,074	48,784
	RELX plc	1,945,267	43,889
	Barclays plc	31,453,784	42,001
	CRH plc (XLON)	1,389,618	41,898
	Anglo American plc	2,256,950	40,140
	BAE Systems plc	5,867,166	37,424
	Glencore plc	19,853,768	37,195
	Imperial Brands plc	1,746,797	36,750
	Smith & Nephew plc	1,599,569	31,302
	Ferguson plc	415,043	29,926
	SSE plc	1,892,387	29,683
	Legal & General Group plc	10,836,366	27,861
	Standard Chartered plc	4,815,136	24,604
	BT Group plc	15,957,230	23,258
	Ashtead Group plc	821,956	22,452
	Aviva plc	7,141,661	21,597
	Segro plc	1,992,963	20,889
	Rentokil Initial plc	3,387,348	20,154
	Halma plc	692,548	18,207
	Intertek Group plc	295,270	17,622
	3i Group plc	1,744,307	17,136
	WPP plc	2,195,863	17,038

54

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Ocado Group plc	827,983	16,723
	Persimmon plc	576,989	15,986
	Sage Group plc	1,982,821	15,947
	Associated British Foods plc	638,199	15,151
	InterContinental Hotels Group plc	332,434	15,143
	Spirax-Sarco Engineering plc	134,598	14,730
	United Utilities Group plc	1,247,925	14,126
	Croda International plc	227,656	13,960
	Next plc	232,761	13,858
	Informa plc	2,508,463	13,856
	Smurfit Kappa Group plc	436,775	13,741
*,1	Just Eat Takeaway	132,460	13,563
	Bunzl plc	614,308	13,333
	Severn Trent plc	435,141	13,058
	Rolls-Royce Holdings plc	3,148,788	13,033
	DCC plc	180,156	12,811
	Burberry Group plc	736,984	12,797
	Polymetal International plc	617,159	12,639
	Mondi plc (XLON)	687,953	12,149
	Barratt Developments plc	1,834,251	11,958
	Standard Life Aberdeen plc	4,234,125	11,727
	Royal Bank of Scotland Group plc	8,313,222	11,598
	Smiths Group plc	723,377	11,263
	Berkeley Group Holdings plc	214,291	11,249
	Admiral Group plc	378,926	11,057
	Melrose Industries plc	8,831,503	11,039
	Taylor Wimpey plc	5,927,579	10,947
	Land Securities Group plc	1,307,407	10,903
	Pennon Group plc	768,816	10,587
	St. James's Place plc	962,918	10,253
	Hargreaves Lansdown plc	558,109	10,099
	Rightmove plc	1,610,817	10,072
	GVC Holdings plc	1,059,178	10,054
1	Auto Trader Group plc	1,653,432	9,518
	Wm Morrison Supermarkets plc	4,028,881	9,259
	Whitbread plc	244,461	9,170
	DS Smith plc	2,322,303	9,106
	Coca-Cola HBC AG	354,919	8,993
	Johnson Matthey plc	350,285	8,777
	British Land Co. plc	1,711,183	8,729
	RSA Insurance Group plc	1,894,196	8,585
	Direct Line Insurance Group plc	2,519,631	8,585
	Pearson plc	1,398,988	8,068
	M&G plc	4,778,303	7,922
	Kingfisher plc	3,879,410	7,696
	Tate & Lyle plc	857,557	7,684
	Hikma Pharmaceuticals plc	256,471	7,639
	Bellway plc	226,094	7,565
	J Sainsbury plc	2,967,820	7,386
	Phoenix Group Holdings plc	968,284	7,348
1	ConvaTec Group plc	2,679,391	7,156
	Intermediate Capital Group plc	504,976	7,144
	Derwent London plc	182,742	7,141
	HomeServe plc	500,627	7,013
	Howden Joinery Group plc	1,054,530	6,954
	Schroders plc	205,378	6,860
	ITV plc	6,807,330	6,536
	B&M European Value Retail SA	1,559,879	6,523
	Antofagasta plc	634,458	6,497
	Travis Perkins plc	464,218	6,062
1	Avast plc	993,970	5,725
	Weir Group plc	472,711	5,649
	Centrica plc	10,620,163	5,312
1	Quilter plc	3,406,021	5,268

55

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	JD Sports Fashion plc	779,092	5,164
	AVEVA Group plc	114,503	5,139
	IMI plc	492,163	5,118
	Meggitt plc	1,426,220	4,994
	Inchcape plc	730,985	4,605
	Hiscox Ltd.	511,811	4,503
	Marks & Spencer Group plc	3,540,722	4,125
	Ashmore Group plc	831,188	3,963
	Carnival plc	279,370	3,850
	G4S plc	2,801,434	3,846
	Evraz plc	1,002,627	3,323
	Micro Focus International plc	530,158	3,143
	John Wood Group plc	1,206,114	3,054
	Fresnillo plc	337,201	2,995
	Renishaw plc	61,533	2,723
	Investec plc	1,285,733	2,639
	easyJet plc	348,341	2,639
	Babcock International Group plc	471,960	2,500
	International Consolidated Airlines Group SA (London Shares)	815,577	2,275
^	TUI AG (XLON)	548,969	2,187
*	Virgin Money UK plc	2,278,662	2,173
	KAZ Minerals plc	410,809	2,137
	Cineworld Group plc	1,822,919	1,503
*	Ninety One plc	627,665	1,342
	Micro Focus International plc ADR	66,798	396
	British American Tobacco plc ADR	7,788	297
§	NMC Health plc	140,418	—
			3,468,919
Total Common Stocks (Cost $35,558,221)			34,816,001

		Coupon
Temporary Cash Investments (2.8%)
Money Market Fund (2.6%)
2,3	Vanguard Market Liquidity Fund	0.522%		9,042,267	904,227

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Cash Management Bill	0.100%-0.103%	7/14/20	58,000	57,988
4	United States Cash Management Bill	0.210%	9/15/20	2,150	2,149
4	United States Cash Management Bill	0.116%	9/29/20	8,500	8,495
4	United States Treasury Bill	1.551%	5/14/20	3,000	3,000
4	United States Treasury Bill	1.551%	5/21/20	3,600	3,600
4	United States Treasury Bill	0.087%	9/24/20	400	400
					75,632
Total Temporary Cash Investments (Cost $979,803)					979,859
Total Investments (101.2%) (Cost $36,538,024)					35,795,860
Other Assets and Liabilities—Net (-1.2%)[3,4,5]					(428,871)
Net Assets (100%)					35,366,989
Cost rounded to $000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $591,284,000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $688,406,000, representing 1.9% of net assets.

56

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2020

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $635,330,000 was received for securities on loan, of which $634,075,000 is held in Vanguard Market Liquidity Fund and $1,255,000 is held in cash.
4	Securities with a value of $75,632,000 and cash of $391,000 have been segregated as initial margin for open futures contracts.
5	Cash of $1,530,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
Common Stocks (99.1%)
Australia (4.5%)
*	Saracen Mineral Holdings Ltd.	3,212,225	8,810
*	NEXTDC Ltd.	1,249,228	7,129
	carsales.com Ltd.	620,722	5,678
	Appen Ltd.	316,353	5,227
	Steadfast Group Ltd.	2,494,068	4,925
	Mineral Resources Ltd.	405,120	4,366
	Breville Group Ltd.	379,948	4,300
	IGO Ltd.	1,411,117	4,281
	nib holdings Ltd.	1,334,884	4,266
	Reliance Worldwide Corp. Ltd.	2,302,892	4,051
	Regis Resources Ltd.	1,365,159	3,904
	Nine Entertainment Co. Holdings Ltd.	4,242,282	3,902
	Link Administration Holdings Ltd.	1,510,085	3,685
	Charter Hall Long Wale REIT	1,259,852	3,652
	IRESS Ltd.	500,318	3,649
	Cromwell Property Group	6,994,017	3,565
	St. Barbara Ltd.	2,022,210	3,328
	BWP Trust	1,423,325	3,253
	Viva Energy REIT	1,945,516	3,040
*	Nanosonics Ltd.	674,048	3,004
*	Silver Lake Resources Ltd.	2,368,884	2,926
[1]	Viva Energy Group Ltd.	3,098,113	2,896
	Pendal Group Ltd.	805,877	2,862
*,^	Mesoblast Ltd.	1,325,497	2,829
	Healius Ltd.	1,672,676	2,798
*	Megaport Ltd.	357,777	2,753
	Technology One Ltd.	434,401	2,665
	Bapcor Ltd.	834,788	2,658
	Elders Ltd.	449,982	2,523
*	Gold Road Resources Ltd.	2,465,874	2,518
	National Storage REIT	2,201,860	2,473
*	PolyNovo Ltd.	1,706,718	2,371
	Premier Investments Ltd.	234,916	2,354
	InvoCare Ltd.	339,458	2,270
*	Lynas Corp. Ltd.	2,017,574	2,259
	Bravura Solutions Ltd.	704,510	2,200
	Charter Hall Retail REIT (XASX)	1,068,156	2,198
	IPH Ltd.	457,084	2,186
	Bingo Industries Ltd.	1,387,534	2,101
	Costa Group Holdings Ltd.	1,103,768	2,062
*	Perseus Mining Ltd.	3,386,077	2,046
	Pro Medicus Ltd.	120,928	2,035
^	Corporate Travel Management Ltd.	244,765	2,004
	Austal Ltd.	920,872	1,998
	Bega Cheese Ltd.	615,408	1,927
	Ingenia Communities Group	785,190	1,897
	ARB Corp. Ltd.	193,109	1,896
^	Blackmores Ltd.	38,580	1,894
*	United Malt Grp Ltd.	677,176	1,880
	AP Eagers Ltd.	567,002	1,876
	Monadelphous Group Ltd.	257,499	1,872
*	Avita Medical Ltd.	6,138,204	1,820
*	Resolute Mining Ltd.	3,003,390	1,789
	Omni Bridgeway Ltd.	671,625	1,752
	Abacus Property Group	1,059,117	1,727
	Super Retail Group Ltd.	417,047	1,701
	Growthpoint Properties Australia Ltd.	825,655	1,656
^	Clinuvel Pharmaceuticals Ltd.	111,722	1,583
*	GrainCorp Ltd. Class A	672,826	1,545
	Ramelius Resources Ltd.	1,804,067	1,533
	AUB Group Ltd.	200,660	1,521

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
	Brickworks Ltd.	170,794	1,507
	Collins Foods Ltd.	316,508	1,505
	Codan Ltd.	355,970	1,498
*	Champion Iron Ltd.	1,163,137	1,496
	Centuria Office REIT	1,180,723	1,488
	GUD Holdings Ltd.	250,050	1,484
	Webjet Ltd.	750,479	1,471
	Tassal Group Ltd.	600,537	1,465
	Centuria Industrial REIT	849,850	1,457
*	EML Payments Ltd.	804,555	1,453
^	Credit Corp. Group Ltd.	136,088	1,449
	Sandfire Resources Ltd.	493,438	1,432
	GWA Group Ltd.	747,586	1,342
	NRW Holdings Ltd.	1,219,107	1,334
	Select Harvests Ltd.	282,691	1,329
*	Zip Co. Ltd.	875,433	1,324
	Aventus Group	1,183,087	1,308
	Arena REIT	881,365	1,292
*	Mayne Pharma Group Ltd.	4,764,332	1,272
	Service Stream Ltd.	988,184	1,257
	Inghams Group Ltd.	543,941	1,232
	Sigma Healthcare Ltd.	3,074,147	1,207
	Rural Funds Group	941,507	1,189
	Netwealth Group Ltd.	241,104	1,181
*	Westgold Resources Ltd.	896,813	1,178
	Jumbo Interactive Ltd.	148,822	1,169
	Perenti Global Ltd.	1,987,532	1,169
*	Cooper Energy Ltd.	4,087,798	1,136
	G8 Education Ltd.	1,967,107	1,103
*	Centuria Capital Group	1,054,811	1,099
	Charter Hall Social Infrastructure REIT	673,568	1,066
	Data#3 Ltd.	426,851	1,065
	Western Areas Ltd.	755,468	1,065
*	nearmap Ltd.	1,087,874	1,064
	Freedom Foods Group Ltd.	371,629	1,042
*	Australian Agricultural Co. Ltd.	1,314,762	991
*,^	Orocobre Ltd.	650,180	944
*	PointsBet Holdings Pty Ltd.	334,743	912
	SeaLink Travel Group Ltd.	381,129	892
	Australian Pharmaceutical Industries Ltd.	1,162,235	881
	SmartGroup Corp. Ltd.	251,688	880
	GDI Property Group	1,299,641	879
	Integral Diagnostics Ltd.	412,697	867
*,^	Bubs Australia Ltd.	1,483,979	863
*	Electro Optic Systems Holdings Ltd.	285,590	860
	oOh!media Ltd.	1,293,880	856
	Mount Gibson Iron Ltd.	2,037,321	834
	HUB24 Ltd.	130,335	820
	Genworth Mortgage Insurance Australia Ltd.	583,580	807
*,^	Pilbara Minerals Ltd.	5,619,967	789
*	Emeco Holdings Ltd.	1,038,574	783
	BWX Ltd.	328,188	765
	Lovisa Holdings Ltd.	158,373	755
	Jupiter Mines Ltd.	4,261,417	749
	Infigen Energy	1,940,921	743
*	Pact Group Holdings Ltd.	591,966	732
	Accent Group Ltd.	965,512	727
	Macmahon Holdings Ltd.	5,048,688	723
*	Starpharma Holdings Ltd.	1,063,730	722
	Asaleo Care Ltd.	1,058,611	709
	Hotel Property Investments	431,495	686
	MyState Ltd.	267,429	681
	Estia Health Ltd.	692,772	671
	New Hope Corp. Ltd.	671,461	671

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
	McMillan Shakespeare Ltd.	153,520	663
[1]	Coronado Global Resources Inc.	862,236	661
*,^	Paradigm Biopharmaceuticals Ltd.	471,422	586
*,^	Galaxy Resources Ltd.	1,166,273	572
	Southern Cross Media Group Ltd.	6,138,732	555
*	Carnarvon Petroleum Ltd.	4,364,758	534
	OFX Group Ltd.	642,504	513
*	Senex Energy Ltd.	3,718,007	512
*	Karoon Energy Ltd.	1,449,772	511
	HT&E Ltd.	691,636	503
	FlexiGroup Ltd.	859,892	502
	Cedar Woods Properties Ltd.	178,882	490
	Aurelia Metals Ltd.	2,316,319	481
	Village Roadshow Ltd.	312,409	454
*	Superloop Ltd.	857,047	436
*	Eclipx Group Ltd.	903,121	421
*	AMA Group Ltd.	1,497,773	409
	Regis Healthcare Ltd.	400,082	387
	MACA Ltd.	743,638	355
	Virtus Health Ltd.	177,446	353
*,^,§	SpeedCast International Ltd.	631,077	325
*,^	Myer Holdings Ltd.	2,337,889	301
	SG Fleet Group Ltd.	338,624	295
	Navigator Global Investments Ltd.	346,003	292
	Vita Group Ltd.	408,274	288
*	Dacian Gold Ltd.	1,182,882	274
	Japara Healthcare Ltd.	728,831	236
*	Clean TeQ Holdings Ltd.	1,594,332	216
*,^	Syrah Resources Ltd.	1,210,664	181
	WPP AUNZ Ltd.	946,694	153
*	New Century Resources Ltd.	1,555,577	152
*	Seven West Media Ltd.	2,614,363	144
*	Cardno Ltd.	791,450	129
*	Intega Group Ltd.	601,765	106
	Decmil Group Ltd.	546,477	78
*	Castile Resources Ltd.	515,477	55
*,^	Liquefied Natural Gas Ltd.	1,600,429	45
	JB Hi-Fi Ltd.	1,653	37
	Charter Hall Retail REIT	5,422	11
*,§	SGH Energy Pty Ltd.	1,906,834	—
*,§	DSHE Holdings Ltd.	201,826	—
			257,405
Austria (0.7%)
	CA Immobilien Anlagen AG	201,597	6,400
	Wienerberger AG	336,266	6,298
[1]	BAWAG Group AG	167,237	5,684
	Immofinanz AG	237,214	4,380
*,^	Oesterreichische Post AG	96,333	3,630
	S Immo AG	150,711	2,798
*,^	Lenzing AG	38,797	2,218
	UNIQA Insurance Group AG	323,314	2,180
	Evn AG	87,075	1,361
	Strabag SE	47,283	1,324
	Do & Co AG	19,541	975
	Schoeller-Bleckmann Oilfield Equipment AG	32,695	966
	Flughafen Wien AG	29,647	865
*	Palfinger AG	29,902	646
	Agrana Beteiligungs AG	32,093	591
*	Zumtobel Group AG	82,721	534
^	Porr AG	27,820	479
	Kapsch TrafficCom AG	14,060	274
			41,603
Belgium (1.5%)
	Warehouses De Pauw CVA	386,576	10,605

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
	Cofinimmo SA	75,639	10,516
	Aedifica SA	72,011	6,979
	Euronav NV	468,412	5,232
	Barco NV	28,362	4,525
	Ontex Group NV	233,388	4,256
	Fagron	177,894	4,011
	KBC Ancora	103,403	3,631
	D'ieteren SA/NV	66,394	3,327
	Melexis NV	53,749	3,269
*	Montea C.V.A	36,943	3,247
	Gimv NV	53,738	2,952
	Befimmo SA	62,168	2,775
*	VGP NV	20,299	2,349
	Bekaert SA	101,710	2,150
*	Tessenderlo Chemie NV (Voting Shares)	75,334	2,104
	bpost SA	291,611	2,035
*	AGFA-Gevaert NV	488,027	1,933
	Retail Estates NV	29,719	1,606
	Cie d'Entreprises CFE	20,255	1,572
	Kinepolis Group NV	37,433	1,409
	Orange Belgium SA	81,580	1,357
*,^	Mithra Pharmaceuticals SA	42,025	1,049
	Econocom Group SA/NV	367,068	707
	EVS Broadcast Equipment SA	37,995	581
*,^	Ion Beam Applications	58,880	488
	Van de Velde NV	16,807	425
*	Wereldhave Belgium Comm VA	6,841	391
	Elia Group SA/NV	471	54
			85,535
Brazil (0.8%)
*	Marfrig Global Foods SA	1,412,803	3,336
	MRV Engenharia e Participacoes SA	853,500	2,378
*	Minerva SA	985,792	2,223
*	Linx SA	479,134	1,913
	Metalurgica Gerdau SA Preference Shares Class A	1,914,500	1,813
	Banco Inter SA Ordinary Shares	969,700	1,676
	Cia de Saneamento de Minas Gerais-COPASA	181,370	1,601
	Iguatemi Empresa de Shopping Centers SA	255,000	1,544
*	Ez Tec Empreendimentos e Participacoes SA	236,422	1,313
*	Alupar Investimento SA	308,609	1,281
*	Banco Pan SA Preference Shares	1,377,200	1,274
	AES Tiete Energia SA	464,365	1,238
*	Light SA	577,400	1,206
*	Omega Geracao SA	209,300	1,154
	SLC Agricola SA	260,700	1,151
*	EcoRodovias Infraestrutura e Logistica SA	584,100	1,127
	Cia Hering	366,200	1,007
	Arezzo Industria e Comercio SA	125,400	980
	BR Properties SA	595,706	957
*	Grupo SBF SA	162,200	943
	Construtora Tenda SA	214,236	916
	Iochpe Maxion SA	376,644	880
	Marcopolo SA Preference Shares	1,653,132	869
	Randon Participacoes SA Preference Shares	523,588	818
	BK Brasil Operacao e Assessoria a Restaurantes SA	460,400	801
*	Anima Holding SA	189,162	792
	Movida Participacoes SA	387,600	770
	Banco Inter SA	135,952	688
	LOG Commercial Properties e Participacoes SA	143,665	604
*	Unipar Carbocloro SA Preference Shares	138,426	596
	Santos Brasil Participacoes SA	775,430	582
*	Petro Rio SA	144,900	545
	Camil Alimentos SA	362,100	543
[1]	Ser Educacional SA	171,998	538

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
	JSL SA	154,500	534
	Instituto Hermes Pardini SA	133,200	476
[1]	Banco Inter SA Preference Shares	275,000	472
	JHSF Participacoes SA	591,000	452
	Tupy SA	165,331	450
	Smiles Fidelidade SA	168,500	443
*	Jereissati Participacoes SA	101,400	419
*	Even Construtora e Incorporadora SA	316,822	393
	Wiz Solucoes e Corretagem de Seguros SA	233,700	392
	Mahle-Metal Leve SA	112,800	365
	Direcional Engenharia SA	216,994	351
*	Enauta Participacoes SA	206,400	347
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	207,472	340
*	Alliar Medicos A Frente SA	154,000	297
	Dimed SA Distribuidora da Medicamentos	28,970	125
			45,913
Canada (14.1%)
	Kirkland Lake Gold Ltd.	769,978	31,829
	Open Text Corp.	758,159	28,650
	Emera Inc.	707,993	28,183
*	Kinross Gold Corp.	3,635,538	24,003
^	Algonquin Power & Utilities Corp.	1,513,915	20,991
	WSP Global Inc.	305,886	20,527
	Canadian Apartment Properties REIT	493,886	16,996
	B2Gold Corp.	2,929,900	14,818
	TMX Group Ltd.	162,711	14,096
	Ritchie Bros Auctioneers Inc.	315,376	13,574
	CCL Industries Inc. Class B	433,002	13,535
	Yamana Gold Inc.	2,769,431	13,052
	CAE Inc.	780,020	12,889
	Pan American Silver Corp.	601,406	12,789
*	Stars Group Inc. (XTSE)	457,833	12,772
	Allied Properties REIT	361,095	11,560
	Cameco Corp.	1,157,158	11,505
	Onex Corp.	240,420	11,082
	Empire Co. Ltd.	494,775	10,923
	Toromont Industries Ltd.	231,350	10,870
*	Descartes Systems Group Inc.	245,727	10,329
	Parkland Fuel Corp.	430,688	10,189
	iA Financial Corp. Inc.	313,786	10,187
	First Quantum Minerals Ltd.	1,633,715	9,976
	Northland Power Inc.	461,727	9,908
	AltaGas Ltd.	805,514	9,629
	Stantec Inc.	323,710	9,542
^	SNC-Lavalin Group Inc.	514,804	9,494
^	Keyera Corp.	629,941	9,345
	Element Fleet Management Corp.	1,255,094	9,260
	Lundin Mining Corp.	1,872,796	9,176
	Alamos Gold Inc. Class A	1,139,099	9,174
	Gildan Activewear Inc.	587,367	8,195
	Boyd Group Services Inc.	57,838	8,138
*	NovaGold Resources Inc.	700,406	7,860
	FirstService Corp.	89,740	7,759
*	Kinaxis Inc.	75,028	7,542
	Tourmaline Oil Corp.	737,355	7,310
	Quebecor Inc. Class B	335,608	7,308
	Granite REIT	157,913	7,215
	Choice Properties REIT	748,087	6,782
	CI Financial Corp.	611,164	6,494
	TFI International Inc.	229,427	6,362
*	SSR Mining Inc.	359,608	6,301

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
	Atco Ltd. Class I	222,186	6,240
*	BlackBerry Ltd.	1,455,405	6,211
	Finning International Inc.	480,831	6,104
	Gibson Energy Inc.	422,041	6,012
	Capital Power Corp.	309,321	5,987
*,^	Cronos Group Inc.	1,002,847	5,937
^	H&R REIT	837,434	5,932
	SmartCentres REIT	372,362	5,703
^	Premium Brands Holdings Corp.	94,308	5,687
	Colliers International Group Inc.	101,606	5,576
*	Air Canada Class B	378,055	5,497
	Centerra Gold Inc.	630,195	5,039
	Innergex Renewable Energy Inc.	372,969	5,005
^	PrairieSky Royalty Ltd.	675,210	4,938
	TransAlta Corp.	835,150	4,914
	West Fraser Timber Co. Ltd.	173,370	4,825
*	IAMGOLD Corp.	1,355,372	4,742
^	Primo Water Corp.	458,243	4,691
*	Parex Resources Inc.	403,865	4,428
*	Eldorado Gold Corp.	463,098	4,415
*	Alacer Gold Corp.	855,980	4,391
	ARC Resources Ltd.	1,027,884	4,335
	Enghouse Systems Ltd.	113,283	4,244
	Maple Leaf Foods Inc.	228,146	4,217
*,^	Canada Goose Holdings Inc.	172,091	4,110
*	Pretium Resources Inc.	531,631	4,060
	Chartwell Retirement Residences	625,579	4,018
	First Capital REIT	389,477	4,015
*	Ivanhoe Mines Ltd.	1,913,906	4,015
^	Canadian Western Bank	252,514	3,996
	Stella-Jones Inc.	159,542	3,977
*	Endeavour Mining Corp.	218,490	3,934
	Osisko Gold Royalties Ltd.	418,611	3,822
*	First Majestic Silver Corp.	468,558	3,784
*	Torex Gold Resources Inc.	248,670	3,539
	Northview Apartment REIT	139,128	3,518
	Methanex Corp.	220,844	3,511
	BRP Inc.	115,228	3,449
^	Cominar REIT	531,745	3,243
	Linamar Corp.	134,946	3,242
*	ATS Automation Tooling Systems Inc.	216,254	3,208
*	Great Canadian Gaming Corp.	162,215	3,159
^	TransAlta Renewables Inc.	281,322	3,040
	Winpak Ltd.	90,891	3,027
	Superior Plus Corp.	420,592	2,985
	Laurentian Bank of Canada	123,713	2,763
*,^	OceanaGold Corp.	1,812,508	2,761
^	Genworth MI Canada Inc.	108,708	2,680
	North West Co. Inc.	139,121	2,629
*	SEMAFO Inc.	983,392	2,473
*,^	Aurora Cannabis Inc.	3,306,244	2,423
	Cogeco Communications Inc.	32,664	2,415
*	Canadian Solar Inc.	131,921	2,353
	Norbord Inc.	142,624	2,314
	Artis REIT	358,324	2,250
	Crescent Point Energy Corp.	1,594,763	2,223
*	Home Capital Group Inc. Class B	165,214	2,211
	Cineplex Inc.	183,396	2,192
*,^	Bombardier Inc. Class B	6,218,725	2,189
^	Dream Office REIT	139,159	2,171
*	Lightspeed POS Inc.	113,722	2,154
^	Boardwalk REIT	112,504	2,149
*,^	Aphria Inc.	592,017	2,101
^	Vermilion Energy Inc.	406,754	2,002

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
*	Celestica Inc.	317,722	1,984
^	Transcontinental Inc. Class A	215,250	1,950
	Russel Metals Inc.	179,435	1,944
	Cascades Inc.	191,810	1,920
	Aecon Group Inc.	172,982	1,900
	NFI Group Inc.	163,896	1,875
	ECN Capital Corp.	647,150	1,836
	Enerplus Corp.	651,600	1,755
	Hudbay Minerals Inc.	690,942	1,688
*	MEG Energy Corp.	731,611	1,635
*	Seven Generations Energy Ltd. Class A	755,182	1,563
^	Whitecap Resources Inc.	1,181,132	1,553
^	Westshore Terminals Investment Corp.	132,847	1,424
	Martinrea International Inc.	235,680	1,424
*	Turquoise Hill Resources Ltd.	2,913,261	1,423
*	Canfor Corp.	186,845	1,302
^	Corus Entertainment Inc. Class B	568,537	1,295
	Mullen Group Ltd.	290,998	1,208
^	Pason Systems Inc.	218,892	1,190
^	First National Financial Corp.	47,072	1,082
	Enerflex Ltd.	265,892	1,003
*	Kelt Exploration Ltd.	454,655	523
*	Baytex Energy Corp.	1,571,008	502
^	Secure Energy Services Inc.	445,946	400
	TORC Oil & Gas Ltd.	431,587	347
	ShawCor Ltd.	209,132	307
*,^	Paramount Resources Ltd. Class A	218,965	299
*	Stars Group Inc. (XNGS)	2,855	80
			818,706
Chile (0.2%)
	Vina Concha y Toro SA	1,003,660	1,581
*	Cap SA	218,137	1,065
	Smu SA	6,218,298	1,043
	Inversiones Aguas Metropolitanas SA	1,286,119	1,032
*	Cia Sud Americana de Vapores SA	40,443,798	969
	Sonda SA	1,482,771	897
	Inversiones La Construccion SA	97,272	734
	Ripley Corp. SA	1,899,914	591
	Salfacorp SA	1,003,263	434
	Besalco SA	718,975	319
	Forus SA	242,455	273
			8,938
China (5.1%)
*	Zai Lab Ltd. ADR	106,948	6,708
*,1	CanSino Biologics Inc. Class H	210,600	4,444
	China Overseas Property Holdings Ltd.	3,765,000	4,163
*	21Vianet Group Inc. ADR	239,386	3,584
*,^,1	Koolearn Technology Holding Ltd.	732,000	3,513
	Ausnutria Dairy Corp. Ltd.	1,723,000	3,178
^	Chinasoft International Ltd.	5,808,304	3,048
	Greentown Service Group Co. Ltd.	2,278,000	2,998
	SSY Group Ltd.	4,127,324	2,906
*	BEST Inc. ADR	530,686	2,850
[1]	China Yuhua Education Corp. Ltd.	2,814,000	2,830
	Yuzhou Properties Co. Ltd.	6,626,896	2,823
[1]	AK Medical Holdings Ltd.	1,036,000	2,780
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,946,240	2,621
*	HUYA Inc. ADR	158,345	2,570
	China Yongda Automobiles Services Holdings Ltd.	2,541,000	2,562
	Powerlong Real Estate Holdings Ltd.	4,107,000	2,508
*,^,1	Weimob Inc.	3,336,000	2,465
[1]	Fu Shou Yuan International Group Ltd.	2,711,000	2,452
	Kaisa Group Holdings Ltd.	5,969,000	2,284
	Vinda International Holdings Ltd.	760,873	2,278

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
*,^	Baozun Inc. ADR	71,047	2,262
*	Ever Sunshine Lifestyle Services Group Ltd.	1,596,000	2,260
^,1	Hua Hong Semiconductor Ltd.	1,128,540	2,181
	China Overseas Grand Oceans Group Ltd.	3,450,500	2,161
*	China Meidong Auto Holdings Ltd.	1,196,000	2,152
	China SCE Group Holdings Ltd.	4,888,000	2,144
	China Oriental Group Co. Ltd.	7,056,000	2,132
	China Water Affairs Group Ltd.	2,723,600	2,070
*,1	Hope Education Group Co. Ltd.	7,354,000	2,063
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	425,000	2,047
	Digital China Holdings Ltd.	3,692,588	1,970
	Lonking Holdings Ltd.	5,735,313	1,943
	Tianneng Power International Ltd.	1,982,468	1,940
	NetDragon Websoft Holdings Ltd.	697,590	1,929
	Hollysys Automation Technologies Ltd.	128,538	1,843
	China Education Group Holdings Ltd.	1,045,000	1,754
	Yuexiu REIT	3,540,207	1,736
	Fanhua Inc. ADR	90,688	1,717
	Ronshine China Holdings Ltd.	1,625,000	1,701
	Zhenro Properties Group Ltd.	2,638,000	1,692
	Zhongyu Gas Holdings Ltd.	1,920,000	1,644
*	LexinFintech Holdings Ltd. ADR	188,221	1,587
[1]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	418,915	1,580
*	Tianli Education International Holdings Ltd.	3,115,000	1,558
^	Comba Telecom Systems Holdings Ltd.	3,823,959	1,550
^,1	Zhou Hei Ya International Holdings Co. Ltd.	2,654,000	1,492
*,^	DouYu International Holdings Ltd. ADR	196,078	1,488
*,1	China Logistics Property Holdings Co. Ltd.	3,955,000	1,486
[1]	Midea Real Estate Holding Ltd.	576,000	1,480
	Fufeng Group Ltd.	4,281,864	1,468
	Tong Ren Tang Technologies Co. Ltd. Class H	1,834,516	1,454
*	JinkoSolar Holding Co. Ltd. ADR	90,594	1,433
	Fantasia Holdings Group Co. Ltd.	7,203,000	1,389
	Dongyue Group Ltd.	3,094,000	1,371
	Sany Heavy Equipment International Holdings Co. Ltd.	2,544,000	1,367
	Yuexiu Transport Infrastructure Ltd.	1,932,000	1,349
*	Daqo New Energy Corp. ADR	25,661	1,338
	Skyworth Group Ltd.	5,810,497	1,335
*	Lifetech Scientific Corp.	5,948,058	1,311
	China Maple Leaf Educational Systems Ltd.	4,364,000	1,283
	Sinopec Kantons Holdings Ltd.	2,901,962	1,283
	China Suntien Green Energy Corp. Ltd. Class H	5,504,762	1,282
*	Q Technology Group Co. Ltd.	1,064,000	1,273
	Shougang Concord International Enterprises Co. Ltd.	6,589,647	1,267
[1]	Genertec Universal Medical Group Co. Ltd.	2,043,809	1,243
^,1	Redco Properties Group Ltd.	2,632,000	1,234
	Xtep International Holdings Ltd.	3,137,379	1,205
	Greatview Aseptic Packaging Co. Ltd.	3,166,000	1,167
*	Zhongliang Holdings Group Co. Ltd.	1,594,000	1,163
	Hisense Home Appliances Group Co. Ltd.	1,182,173	1,144
*,^	GCL-Poly Energy Holdings Ltd.	38,966,000	1,109
	Skyfame Realty Holdings Ltd.	8,408,000	1,109
	Bank of Chongqing Co. Ltd. Class H	2,048,343	1,097
	West China Cement Ltd.	6,095,200	1,086
^,1	Yadea Group Holdings Ltd.	2,894,000	1,077
	Central China Real Estate Ltd.	2,102,000	1,071
	Tiangong International Co. Ltd.	3,352,000	1,067
	O-Net Technologies Group Ltd.	1,677,000	1,042
*	Bitauto Holdings Ltd. ADR	85,383	1,038
*,1	China Metal Resources Utilization Ltd.	2,736,000	1,034
	China Tian Lun Gas Holdings Ltd.	1,303,900	1,022
*,1	CStone Pharmaceuticals	993,500	1,020
*,^	Leyou Technologies Holdings Ltd.	3,385,000	1,009
	Jinchuan Group International Resources Co. Ltd.	14,295,000	1,007

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
*,^	Zhuguang Holdings Group Co. Ltd.	6,966,000	1,004
*,^	China Tobacco International HK Co. Ltd.	510,000	995
*,^,1	Maoyan Entertainment	702,400	947
*,^	So-Young International Inc. ADR	90,204	935
^	Oshidori International Holdings Ltd.	11,610,600	908
	LVGEM China Real Estate Investment Co. Ltd.	3,132,000	905
	Beijing Capital Land Ltd. Class H	3,993,000	895
*,^	Noah Holdings Ltd. ADS	32,074	890
	Greenland Hong Kong Holdings Ltd.	2,365,000	881
	China Resources Medical Holdings Co. Ltd.	1,702,791	865
*,§	SMI Holdings Group Ltd.	2,800,800	845
	Consun Pharmaceutical Group Ltd.	1,653,000	845
	China Dongxiang Group Co. Ltd.	9,835,000	820
	PAX Global Technology Ltd.	1,879,062	801
	Hangzhou Steam Turbine Co. Ltd. Class B	804,676	783
*	Proya Cosmetics Co. Ltd. Class A	43,000	777
*	Sohu.com Ltd. ADR	91,508	768
	TCL Electronics Holdings Ltd.	1,824,122	745
	CMBC Capital Holdings Ltd.	47,320,876	736
	Shanghai Jin Jiang Capital Co. Ltd. Class H	4,101,480	729
	E-House China Enterprise Holdings Ltd.	813,300	725
	Tianshui Huatian Technology Co. Ltd. Class A	396,900	721
*	Wise Talent Information Technology Co. Ltd.	330,000	708
*,^	Qutoutiao Inc. ADR	282,164	694
	China Lilang Ltd.	1,117,000	684
	Tongda Group Holdings Ltd.	10,572,346	680
^,1	China Everbright Greentech Ltd.	1,591,000	658
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	66,600	648
	Guangdong Provincial Expressway Development Co. Ltd. Class B	982,994	640
	China High Speed Transmission Equipment Group Co. Ltd.	1,007,300	638
*,^,1	Yixin Group Ltd.	3,686,000	627
	China Shineway Pharmaceutical Group Ltd.	832,343	617
^	Texhong Textile Group Ltd.	855,500	615
^	Wisdom Education International Holdings Co. Ltd.	1,472,000	615
*	Jiangsu Shagang Co. Ltd. Class A	321,600	612
	China Merchants Land Ltd.	3,638,000	604
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	185,450	604
*,^,§	Luckin Coffee Inc. ADR	137,216	602
*	Hi Sun Technology China Ltd.	5,322,101	602
	Xingda International Holdings Ltd.	2,488,000	592
*	Nanyang Topsec Technologies Group Inc. Class A	166,800	590
	Concord New Energy Group Ltd.	14,290,000	581
	Centre Testing International Group Co. Ltd. Class A	241,000	576
	JNBY Design Ltd.	594,000	572
*,1	Shanghai Haohai Biological Technology Co. Ltd. Class H	117,200	571
	China Merchants Property Operation & Service Co. Ltd.	154,500	569
	FinVolution Group	292,198	561
	Colour Life Services Group Co. Ltd.	1,162,000	550
*	Harbin Electric Co. Ltd. Class H	1,959,813	542
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	74,300	540
	TongFu Microelectronics Co. Ltd. Class A	168,000	537
*	Ovctek China Inc. Class A	57,200	527
	Beijing E-Hualu Information Technology Co. Ltd. Class A	78,695	525
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	797,000	515
	Wasion Holdings Ltd.	1,485,454	509
*	Addsino Co. Ltd. Class A	235,300	507
*	Weihai Guangwei Composites Co. Ltd.	66,129	507
*	Guangzhou Wondfo Biotech Co. Ltd. Class A	44,800	504
*,^	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	726,000	501
	China ZhengTong Auto Services Holdings Ltd.	3,197,000	496
	Shanghai Industrial Urban Development Group Ltd.	4,948,000	488
*,^	Sogou Inc. ADR	136,748	487
	SPIC Dongfang New Energy Corp. Class A	801,100	482
	Jiangsu Yangnong Chemical Co. Ltd. Class A	45,500	482

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Wuhu Token Science Co. Ltd. Class A	355,510	480
	Sinofert Holdings Ltd.	5,174,000	478
*,[1]	Ascletis Pharma Inc.	1,315,000	472
	Chaowei Power Holdings Ltd.	1,644,563	471
	INESA Intelligent Tech Inc. Class B	870,106	468
	Dongjiang Environmental Co. Ltd. Class H	616,200	467
	Wuxi Taiji Industry Co. Ltd. Class A	306,200	461
*	Shandong Sinocera Functional Material Co. Ltd. Class A	141,900	458
*	C&S Paper Co. Ltd. Class A	187,200	454
	Fujian Star-net Communication Co. Ltd. Class A	84,900	447
*	COSCO Shipping International Singapore Co. Ltd.	2,756,400	447
	Zhongtian Financial Group Co. Ltd. Class A	1,019,700	445
	Qingling Motors Co. Ltd. Class H	2,104,929	444
	Beijing Thunisoft Corp. Ltd. Class A	118,500	442
	Huangshan Tourism Development Co. Ltd. Class B	611,950	442
	Chacha Food Co. Ltd. Class A	64,800	438
*	Zhejiang Dingli Machinery Co. Ltd. Class A	39,169	434
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	115,500	431
	Shanghai Highly Group Co. Ltd. Class B	746,000	429
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	182,410	428
*	Jiajiayue Group Co. Ltd. Class A	86,900	426
*	Guangdong Hongda Blasting Co. Ltd. Class A	101,000	423
*	China Fangda Group Co. Ltd. Class B	1,084,300	420
*	China Modern Dairy Holdings Ltd.	3,929,000	420
	Apeloa Pharmaceutical Co. Ltd. Class A	167,600	419
*	Longshine Technology Group Co. Ltd. Class A	100,300	405
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	70,605	404
	CPMC Holdings Ltd.	1,133,000	404
*	Infore Environment Technology Group Co. Ltd. Class A	460,665	402
	Accelink Technologies Co. Ltd. Class A	96,400	401
	Eastern Communications Co. Ltd. Class B	834,650	399
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	516,400	394
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	15,292	390
	Hainan Poly Pharm Co. Ltd.	39,200	389
*	Jiangsu Yoke Technology Co. Ltd. Class A	66,400	385
*,[1]	Haichang Ocean Park Holdings Ltd.	4,775,000	379
*,^	Beijing Gas Blue Sky Holdings Ltd.	18,472,000	379
	Zhejiang Huafeng Spandex Co. Ltd. Class A	514,400	378
*	Ingenic Semiconductor Co. Ltd. Class A	28,700	373
*	Shenzhen SC New Energy Technology Corp. Class A	41,100	372
	Hangzhou Silan Microelectronics Co. Ltd. Class A	186,800	372
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	28,750	371
	Guorui Properties Ltd.	2,210,000	364
*	Skshu Paint Co. Ltd. Class A	24,000	362
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	783,000	361
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	62,200	361
*	Guangdong South New Media Co. Ltd. Class A	16,400	358
	Shanghai Diesel Engine Co. Ltd. Class B	968,200	356
*	Shenzhen Sunlord Electronics Co. Ltd. Class A	115,500	354
	Shandong Airlines Co. Ltd. Class B	424,648	352
	Sanquan Food Co. Ltd. Class A	115,700	349
	B-Soft Co. Ltd. Class A	159,300	349
*,§	China Huiyuan Juice Group Ltd.	1,333,000	347
	Tecon Biology Co. Ltd. Class A	155,400	347
*	Shanghai Kinetic Medical Co. Ltd. Class A	103,548	345
*,^	Kasen International Holdings Ltd.	2,142,000	344
	Ajisen China Holdings Ltd.	1,528,408	340
*	Fullshare Holdings Ltd.	22,505,000	340
*,^	Ruhnn Holding Ltd. ADR	99,260	339
*	CNHTC Jinan Truck Co. Ltd. Class A	97,300	339
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	128,303	339
*	Quectel Wireless Solutions Co. Ltd. Class A	11,400	338
	Luthai Textile Co. Ltd. Class B	514,492	336
*	Visionox Technology Inc. Class A	196,500	336

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	35,292	334
	Grandblue Environment Co. Ltd. Class A	111,200	332
*	Yusys Technologies Co. Ltd. Class A	58,000	330
*	YanTai Shuangta Food Co. Ltd. Class A	180,100	325
	Hangjin Technology Co. Ltd. Class A	99,300	324
*	CCOOP Group Co. Ltd. Class A	866,200	321
	Shenzhen Capchem Technology Co. Ltd. Class A	54,900	319
	Guangdong Tapai Group Co. Ltd. Class A	171,028	319
*	Victory Giant Technology Huizhou Co. Ltd. Class A	100,500	316
*	Shenzhen FRD Science & Technology Co. Ltd.	44,000	314
*	Guocheng Mining Co. Ltd.	128,600	314
*	PCI-Suntek Technology Co. Ltd. Class A	239,000	313
*	Eoptolink Technology Inc. Ltd. Class A	30,800	312
*	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	229,860	308
	Hubei Kaile Science & Technology Co. Ltd. Class A	144,220	305
	Tianjin Port Development Holdings Ltd.	4,557,976	305
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	112,995	303
	Hainan Strait Shipping Co. Ltd. Class A	195,000	303
	Beijing BDStar Navigation Co. Ltd. Class A	70,900	303
	Dawnrays Pharmaceutical Holdings Ltd.	2,016,000	302
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	246,043	301
	Chengzhi Co. Ltd. Class A	179,900	300
	Long Yuan Construction Group Co. Ltd. Class A	225,000	300
	MLS Co. Ltd. Class A	184,700	299
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	81,300	298
*	Tech-Bank Food Co. Ltd. Class A	168,884	297
*	Qudian Inc. ADR	170,641	295
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	278,400	291
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	118,100	291
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	41,600	291
*	Shenzhen Yinghe Technology Co. Ltd. Class A	48,150	287
*	Berry Genomics Co. Ltd. Class A	46,000	286
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	26,400	286
	Haohua Chemical Science & Technology Co. Ltd. Class A	116,200	285
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	135,100	284
*,§	CT Environmental Group Ltd.	6,439,760	282
*	IReader Technology Co. Ltd. Class A	59,700	282
*	Chongqing Iron & Steel Co. Ltd. Class A	1,292,967	279
	361 Degrees International Ltd.	1,791,000	272
*	China Tianying Inc. Class A	382,700	271
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	759,400	271
*	Beijing United Information Technology Co. Ltd.	18,200	269
	Navtech Inc. Class A	82,900	265
	Gansu Qilianshan Cement Group Co. Ltd. Class A	113,500	263
*	Gansu Shangfeng Cement Co. Ltd. Class A	73,000	262
*	Qianhe Condiment and Food Co. Ltd. Class A	60,960	261
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	132,200	258
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	116,400	257
	Xiamen Xiangyu Co. Ltd. Class A	317,600	257
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	69,000	255
	Xinjiang Tianshan Cement Co. Ltd. Class A	152,000	255
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	176,200	255
*	Shang Gong Group Co. Ltd. Class B	693,512	254
*	Shanghai Weaver Network Co. Ltd. Class A	22,100	253
*	Tianjin Guangyu Development Co. Ltd. Class A	270,500	253
	Shenzhen Tagen Group Co. Ltd. Class A	280,900	252
	Sailun Group Co. Ltd.	397,600	251
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	23,200	250
	Xiamen Kingdomway Group Co. Class A	89,000	250
	Hubei Dinglong Co. Ltd. Class A	141,700	249
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	132,500	248
	Shenzhen Sunline Tech Co. Ltd. Class A	70,400	247
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	26,000	247
*	DBG Technology Co. Ltd. Class A	66,900	247

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market Value
		Shares	($000)
*	Blue Sail Medical Co. Ltd. Class A	107,993	245
	Konka Group Co. Ltd. Class A	230,600	245
	Xiamen Faratronic Co. Ltd. Class A	33,100	245
	Beibuwan Port Co. Ltd. Class A	176,499	244
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	766,950	243
*	Sonoscape Medical Corp. Class A	58,900	242
*	Kama Co. Ltd. Class B	656,712	241
*	Xinhuanet Co. Ltd. Class A	67,900	241
*	Beijing Tongtech Co. Ltd. Class A	40,200	241
*,1	Tian Ge Interactive Holdings Ltd.	1,429,000	241
	YGSOFT Inc. Class A	123,800	240
	Weiqiao Textile Co. Class H	1,136,500	237
	Guizhou Space Appliance Co. Ltd. Class A	62,800	236
	CITIC Resources Holdings Ltd.	7,018,000	236
*	Bethel Automotive Safety Systems Co. Ltd. Class A	60,500	235
1	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	859,000	235
	Beijing SuperMap Software Co. Ltd. Class A	65,800	234
	Aerospace CH UAV Co. Ltd.	137,886	233
	Shanghai Belling Co. Ltd. Class A	101,500	232
*	Shanghai AtHub Co. Ltd. Class A	27,600	232
	Chengdu Hongqi Chain Co. Ltd. Class A	166,900	231
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	123,100	231
	Fangda Special Steel Technology Co. Ltd. Class A	314,092	230
*	Ming Yang Smart Energy Group Ltd. Class A	144,600	229
	Xiamen International Port Co. Ltd. Class H	2,567,000	229
*	Guangzhou Restaurant Group Co. Ltd. Class A	55,800	228
*	Grand Baoxin Auto Group Ltd.	1,919,359	228
*	Beijing Enterprises Clean Energy Group Ltd.	55,360,000	227
	Luoniushan Co. Ltd. Class A	167,700	227
*	Jiangxi Wannianqing Cement Co. Ltd. Class A	110,100	226
*	Amoy Diagnostics Co. Ltd. Class A	20,400	226
*	PharmaBlock Sciences Nanjing Inc. Class A	20,000	226
	Ningbo Huaxiang Electronic Co. Ltd. Class A	91,100	225
	Tianjin Development Holdings Ltd.	1,062,000	225
*	Ecovacs Robotics Co. Ltd. Class A	81,840	224
*	Beijing Watertek Information Technology Co. Ltd. Class A	253,700	223
*,§	Mingfa Group International Co. Ltd.	915,541	223
*	Sichuan Haite High-tech Co. Ltd. Class A	109,500	223
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	36,396	217
	Grinm Advanced Materials Co. Ltd. Class A	123,800	217
*	Sichuan Shuangma Cement Co. Ltd. Class A	112,100	217
	Titan Wind Energy Suzhou Co. Ltd. Class A	260,900	217
*	JiuGui Liquor Co. Ltd. Class A	48,100	216
	Beijing Easpring Material Technology Co. Ltd. Class A	64,400	216
*	Suzhou TFC Optical Communication Co. Ltd. Class A	29,400	216
*	Gree Real Estate Co. Ltd. Class A	306,535	215
	China Zhenhua Group Science & Technology Co. Ltd. Class A	75,200	214
	Zhuzhou Kibing Group Co. Ltd. Class A	287,600	213
*	Konfoong Materials International Co. Ltd. Class A	28,600	211
	Elion Clean Energy Co. Ltd. Class A	401,000	208
	Beijing VRV Software Corp. Ltd. Class A	211,100	208
*	Xinyu Iron & Steel Co. Ltd. Class A	364,063	207
*	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	171,900	205
*	IKD Co. Ltd. Class A	127,000	205
	Vatti Corp. Ltd. Class A	129,300	205
*	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	33,000	204
*	China Minmetals Rare Earth Co. Ltd. Class A	143,200	203
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	68,900	202
	Hunan Aihua Group Co. Ltd. Class A	51,743	201
§	China Fiber Optic Network System Group Ltd.	2,215,200	200
	Hisense Home Appliances Group Co. Ltd. Class A	148,900	200
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	57,000	200
	Jiangsu Huaxicun Co. Ltd. Class A	132,500	198
	Jiangsu Guotai International Group Co. Ltd. Class A	230,900	198

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Saurer Intelligent Technology Co. Ltd. Class A	279,100	197
*	Anhui Jinhe Industrial Co. Ltd. Class A	69,000	196
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	151,100	195
*	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	67,800	194
*	Zhejiang Narada Power Source Co. Ltd. Class A	128,600	194
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	52,700	194
	263 Network Communications Co. Ltd. Class A	199,700	194
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	117,000	193
*	Shenzhen Anche Technologies Co. Ltd. Class A	29,100	190
*	First Tractor Co. Ltd. Class H	866,954	190
	Phoenix Media Investment Holdings Ltd.	3,641,783	190
	China CAMC Engineering Co. Ltd. Class A	182,400	189
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	151,100	189
	Sinocare Inc.	77,400	188
*	SGIS Songshan Co. Ltd. Class A	355,600	187
	Beijing Global Safety Technology Co. Ltd. Class A	32,200	187
	Chengtun Mining Group Co. Ltd. Class A	337,200	187
*	CQ Pharmaceutical Holding Co. Ltd. Class A	253,500	182
	Guomai Technologies Inc. Class A	147,100	181
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	60,600	181
	Red Avenue New Materials Group Co. Ltd. Class A	86,500	180
*	Xinjiang Communications Construction Group Co. Ltd. Class A	90,900	180
	JSTI Group Class A	144,200	179
*	China Aluminum International Engineering Corp. Ltd. Class A	319,800	177
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	90,800	177
*	Wuhan P&S Information Technology Co. Ltd. Class A	175,200	176
*	Hangxiao Steel Structure Co. Ltd. Class A	320,200	175
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	110,500	175
*	Hengdian Entertainment Co. Ltd. Class A	85,300	175
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	102,000	173
*	Jilin Power Share Co. Ltd. Class A	321,464	173
*	Unilumin Group Co. Ltd. Class A	137,500	172
*	Electric Connector Technology Co. Ltd. Class A	37,100	172
*	CSSC Science & Technology Co. Ltd. Class A	110,600	171
*	Shede Spirits Co. Ltd. Class A	50,300	170
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	165,100	170
*	Foran Energy Group Co. Ltd. Class A	75,500	170
	Sino Wealth Electronic Ltd. Class A	35,200	169
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	288,624	169
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	116,800	169
*	5I5J Holding Group Co. Ltd. Class A	351,000	168
*	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	35,600	168
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	239,600	168
*	Lier Chemical Co. Ltd. Class A	79,100	167
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	76,400	167
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	491,200	167
*	Tangrenshen Group Co. Ltd. Class A	116,000	166
	GCI Science & Technology Co. Ltd. Class A	84,600	166
	Hainan Ruize New Building Material Co. Ltd. Class A	170,600	165
*	Beijing Strong Biotechnologies Inc. Class A	68,700	165
	Wuhan Department Store Group Co. Ltd. Class A	105,400	164
*	Landing International Development Ltd.	4,180,800	164
	Shanxi Coking Co. Ltd. Class A	209,500	164
	Hand Enterprise Solutions Co. Ltd. Class A	131,300	163
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	133,500	163
*	Bestsun Energy Co. Ltd. Class A	211,460	163
*	Estun Automation Co. Ltd. Class A	111,500	162
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	71,100	162
	Huafu Fashion Co. Ltd. Class A	225,900	160
	Hangzhou Zhongheng Electric Co. Ltd. Class A	83,808	160
*	Shenzhen Das Intellitech Co. Ltd. Class A	289,700	159
*	Jiangsu Hoperun Software Co. Ltd. Class A	118,500	159
	Chow Tai Seng Jewellery Co. Ltd. Class A	62,300	157
*	Beijing GeoEnviron Engineering & Technology Inc. Class A	90,800	156

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Shenzhen SDG Information Co. Ltd. Class A	121,300	156
	Shanghai Maling Aquarius Co. Ltd. Class A	129,000	154
*	Markor International Home Furnishings Co. Ltd. Class A	268,010	152
*	Befar Group Co. Ltd. Class A	232,400	152
	China Harzone Industry Corp. Ltd. Class A (XSEC)	128,600	151
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	45,100	151
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	464,300	150
*	Zhongyuan Environment-Protection Co. Ltd. Class A	149,600	149
*	Shengda Resources Co. Ltd. Class A	95,600	148
*	First Tractor Co. Ltd. Class A	149,100	147
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	259,700	147
	Shenzhen Desay Battery Technology Co. Class A	28,400	147
*	Everbright Jiabao Co. Ltd. Class A	231,200	146
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	102,700	146
	Renhe Pharmacy Co. Ltd. Class A	170,800	145
	Shanxi Blue Flame Holding Co. Ltd. Class A	132,300	144
	ZJBC Information Technology Co. Ltd. Class A	100,800	144
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	102,588	144
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	98,900	143
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	103,500	143
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	97,500	143
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	204,500	142
	Anhui Construction Engineering Group Co. Ltd. Class A	261,900	142
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	222,500	142
*	China Bester Group Telecom Co. Ltd. Class A	50,500	142
	Yantai Tayho Advanced Materials Co. Ltd. Class A	83,900	141
	KPC Pharmaceuticals Inc. Class A	103,900	141
*	Zhejiang Communications Technology Co. Ltd.	180,000	141
	Shandong New Beiyang Information Technology Co. Ltd. Class A	99,800	140
	Sunward Intelligent Equipment Co. Ltd. Class A	152,100	140
	Sichuan Yahua Industrial Group Co. Ltd. Class A	130,700	139
*	Misho Ecology & Landscape Co. Ltd. Class A	94,100	139
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	71,000	138
	Shenzhen Heungkong Holding Co. Ltd. Class A	510,400	138
*	Guizhou Gas Group Corp. Ltd. Class A	99,600	138
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	216,600	137
*	Beijing Forever Technology Co. Ltd. Class A	89,400	137
	Norinco International Cooperation Ltd. Class A	126,700	137
	Sino-Platinum Metals Co. Ltd. Class A	59,900	136
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	53,880	136
	Jinneng Science&Technology Co. Ltd. Class A	100,000	136
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	533,500	135
*	Maoye Commericial Co. Ltd. Class A	254,924	135
*	Hexing Electrical Co. Ltd. Class A	63,820	135
*	Ningxia Jiaze New Energy Co. Ltd. Class A	310,500	134
*	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	133,600	134
*	Myhome Real Estate Development Group Co. Ltd. Class A	336,600	134
*	Ningbo Peacebird Fashion Co. Ltd. Class A	66,435	134
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	158,800	133
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	65,200	133
^	Maoye International Holdings Ltd.	2,879,459	133
*	Jack Sewing Machine Co. Ltd. Class A	52,800	133
*	Shenzhen Center Power Tech Co. Ltd. Class A	45,100	133
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	22,200	132
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	233,000	132
	China Publishing & Media Co. Ltd. Class A	178,100	132
	CGN Nuclear Technology Development Co. Ltd. Class A	143,524	131
	Focused Photonics Hangzhou Inc. Class A	70,200	131
*	Anhui Sun-Create Electronics Co. Ltd. Class A	24,300	130
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	104,900	130
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	67,600	129
*	Fuan Pharmaceutical Group Co. Ltd. Class A	164,500	129
*	Nanfang Zhongjin Environment Co. Ltd. Class A	290,800	129
	Huizhou Speed Wireless Technology Co. Ltd. Class A	56,500	128

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Wutong Holding Group Co. Ltd. Class A	177,300	128
*	Lingyuan Iron & Steel Co. Ltd. Class A	415,960	128
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	210,400	127
	Sumavision Technologies Co. Ltd. Class A	199,200	127
*	Northeast Pharmaceutical Group Co. Ltd. Class A	125,147	127
*	Goldenmax International Technology Ltd. Class A	112,100	126
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	42,400	125
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	86,100	125
	Tongyu Heavy Industry Co. Ltd. Class A	448,900	125
	Guangdong Highsun Group Co. Ltd. Class A	316,800	125
	Bright Real Estate Group Co. Ltd. Class A	300,000	124
*	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	135,520	124
*	Goldcard Smart Group Co. Ltd.	59,200	124
*	Zhejiang Meida Industrial Co. Ltd. Class A	80,300	124
*	Chongqing Pharscin Pharmaceutical Co. Ltd.	49,500	123
*	Hebei Chengde Lolo Co. Class A	143,660	123
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	114,000	123
	Dongjiang Environmental Co. Ltd. Class A	88,500	123
	Shinva Medical Instrument Co. Ltd. Class A	55,900	123
	Xinjiang Machinery Research Institute Co. Ltd. Class A	207,500	122
*	China Harzone Industry Corp. Ltd. Class A	33,500	122
	Canny Elevator Co. Ltd. Class A	110,400	122
*	Shandong Xiantan Co. Ltd. Class A	64,000	122
*	Dashang Co. Ltd. Class A	38,300	120
*	Zhejiang Jingu Co. Ltd. Class A	140,400	120
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	62,600	120
*	Tibet Tianlu Co. Ltd. Class A	121,400	119
*	Dare Power Dekor Home Co. Ltd. Class A	76,900	119
	Xinjiang Yilite Industry Co. Ltd. Class A	66,300	119
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	160,600	119
*	Western Region Gold Co. Ltd. Class A	61,034	118
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	68,200	117
*	Chongqing Iron & Steel Co. Ltd. Class H	1,181,500	115
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	175,400	115
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	33,200	114
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	114,700	114
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	111,600	114
	China Union Holdings Ltd. Class A	204,200	114
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	176,700	112
	Inspur Software Co. Ltd. Class A	44,500	112
	Zhejiang Hangmin Co. Ltd. Class A	145,500	112
	CTS International Logistics Corp. Ltd. Class A	139,700	111
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	159,600	111
	Xiamen International Airport Co. Ltd. Class A	44,400	111
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	127,100	111
	Nanjing Redsun Co. Ltd. Class A	80,800	111
	Jinyuan EP Co. Ltd. Class A	88,052	111
	Changzhou Qianhong Biopharma Co. Ltd. Class A	175,400	111
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	97,600	110
	Baosheng Science and Technology Innovation Co. Ltd. Class A	183,805	110
*	Innuovo Technology Co. Ltd. Class A	156,200	109
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	89,500	109
*	Anhui Korrun Co. Ltd. Class A	29,800	108
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	153,926	108
*	Shanghai Runda Medical Technology Co. Ltd. Class A	78,200	108
*	Advanced Technology & Materials Co. Ltd. Class A	138,800	107
	Ningbo Yunsheng Co. Ltd. Class A	137,200	107
	Kingsignal Technology Co. Ltd. Class A	82,800	106
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	68,100	106
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	104,400	105
	Nanjing Panda Electronics Co. Ltd. Class A	93,100	104
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	107,000	104
	Guangdong Shirongzhaoye Co. Ltd. Class A	111,900	104
*,§	Boshiwa International Holding Ltd.	469,000	102

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Sino GeoPhysical Co. Ltd. Class A	44,000	101
*	Jiangsu Etern Co. Ltd. Class A	174,200	101
	Zhejiang Yankon Group Co. Ltd. Class A	198,800	100
	Beijing Hualian Department Store Co. Ltd. Class A	378,000	100
	Hubei Fuxing Science And Technology Co. Ltd. Class A	132,100	100
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	78,000	98
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	42,600	97
	Keda Group Co. Ltd. Class A	179,200	97
*	Gem-Year Industrial Co. Ltd. Class A	122,100	96
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	99,500	96
	Shenzhen Danbond Technology Co. Ltd. Class A	76,300	95
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	234,600	95
*	Fujian Snowman Co. Ltd. Class A	94,000	94
	Changchun Faway Automobile Components Co. Ltd. Class A	70,400	94
	Sinosteel Engineering & Technology Co. Ltd. Class A	156,600	91
*	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	89
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	208,000	89
*	Shanghai Rongtai Health Technology Corp. Ltd. Class A	19,500	88
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	63,300	88
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A	39,500	87
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	269,800	87
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	158,800	86
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	55,100	86
	Rastar Group Class A	173,400	85
	Shanghai Shenda Co. Ltd. Class A	120,500	83
	Hakim Unique Internet Co. Ltd. Class A	94,600	83
*	Henan Yuguang Gold & Lead Co. Ltd. Class A	152,200	83
*	China Tungsten And Hightech Materials Co. Ltd. Class A	101,900	81
*	Fujian Dongbai Group Co. Ltd. Class A	116,900	80
	Shanghai Lansheng Corp. Class A	57,900	79
*	Guangzhou Holike Creative Home Co. Ltd. Class A	38,800	74
*	Guangxi Guidong Electric Power Co. Ltd. Class A	140,653	74
*	China Chengtong Development Group Ltd.	3,246,000	72
	Henan Rebecca Hair Products Co. Ltd. Class A	185,900	71
	HY Energy Group Co. Ltd. Class A	65,900	71
	Netposa Technologies Ltd. Class A	166,500	70
1	A-Living Services Co. Ltd. Class H	12,250	68
*	Zotye Automobile Co. Ltd. Class A	230,800	66
*	Cangzhou Dahua Co. Ltd. Class A	59,760	64
*,^,§	China Lumena New Materials Corp.	98,750	64
*	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	79,400	61
*	Sanxiang Impression Co. Ltd. Class A	107,500	61
	China Lesso Group Holdings Ltd.	42,000	60
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	188,000	60
*,^,§	China Fishery Group Ltd.	1,088,512	59
*	China Water Industry Group Ltd.	1,596,000	56
	Beijing Changjiu Logistics Corp. Class A	40,400	52
	Square Technology Group Co. Ltd. Class A	24,000	46
*	Glorious Property Holdings Ltd.	2,310,000	45
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	81,000	45
	Shanghai Jinjiang International Travel Co. Ltd. Class B	32,400	40
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	45,100	36
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
§	Real Gold Mining Ltd.	239,476	26
*	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	20,900	11
*	DIT Group Ltd.	760,000	10
*	Capital Environment Holdings Ltd.	686,000	10
*	V1 Group Ltd.	495,000	9
*,^,§	Midas Holdings Ltd.	2,619,447	—
*,§	Anxin-China Holdings Ltd.	2,621,200	—
*,§	China High Precision Automation Group Ltd.	401,000	—
*,^,§	China Metal Recycling Holdings Ltd.	332,400	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)

			293,523
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	295,794	2,146
*	CEMEX Latam Holdings SA	452,072	205
			2,351
Czech Republic (0.0%)
*	Philip Morris CR AS	1,250	714

Denmark (1.3%)
*	Royal Unibrew A/S	144,242	11,160
	SimCorp A/S	115,264	10,647
*	Bavarian Nordic A/S	233,993	5,513
	Ringkjoebing Landbobank A/S	85,015	5,337
	Topdanmark A/S	121,765	4,915
*,1	Netcompany Group A/S	94,877	4,902
*	ALK-Abello A/S	18,818	4,787
*	Jyske Bank A/S	170,671	4,607
*	FLSmidth & Co. A/S	144,733	3,809
*	Zealand Pharma A/S	104,271	3,625
*	Sydbank A/S	172,063	2,843
*	Schouw & Co. A/S	36,302	2,604
*	Dfds A/S	85,761	2,177
[1]	Scandinavian Tobacco Group A/S	182,864	2,101
*	Nkt A/S	79,096	1,778
*	Spar Nord Bank A/S	234,648	1,635
*	Drilling Co. of 1972 A/S	62,501	1,471
*	Alm Brand A/S	176,613	1,384
*	Nilfisk Holding A/S	78,384	1,110
*	D/S Norden A/S	76,280	1,072
*,§	OW Bunker A/S	24,023	—
			77,477
Egypt (0.1%)
	Egyptian Financial Group-Hermes Holding Co.	1,986,732	1,422
	Orascom Construction plc	164,638	748
	Six of October Development & Investment	708,688	472
	Medinet Nasr Housing	1,977,909	385
*	Oriental Weavers	971,879	337
*	Palm Hills Developments SAE	4,059,043	331
*	Pioneers Holding for Financial Investments SAE	1,372,352	328
	Heliopolis Housing	1,035,795	312
	Alexandria Mineral Oils Co.	1,784,028	296
*	Ezz Steel Co. SAE	549,314	253
*,§	Nile Cotton Ginning	31,192	13
			4,897
Finland (1.0%)
*	Kojamo Oyj	526,503	9,467
*	Valmet Oyj	388,979	8,896
*	TietoEVRY Oyj (XHEL)	217,827	5,308
*	Konecranes Oyj Class A	210,346	4,565
*	Metsa Board Oyj	497,119	3,463
*	Kemira Oyj	255,025	3,068
	Cargotec Oyj Class B	140,334	3,062
	YIT Oyj	467,694	2,564
*	Outokumpu Oyj	884,915	2,354
	Sanoma Oyj	214,122	1,933
	Uponor Oyj	157,007	1,761
^	Outotec Oyj	421,115	1,755
	Ahlstrom-Munksjo Oyj	111,046	1,544
^	Citycon Oyj	220,135	1,454
*	TietoEVRY Oyj (XOSL)	56,975	1,393
	Raisio Oyj	334,171	1,240
*	F-Secure Oyj	278,497	838
	Oriola Oyj	360,980	830

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Finnair Oyj	158,748	632
*	Caverion Oyj	18,470	105
			56,232
France (1.7%)
	Alten SA	82,783	5,960
*	Soitec	60,219	5,537
	Lagardere SCA	337,245	5,477
	Spie SA	359,750	5,423
	Korian SA	147,548	4,956
	Sopra Steria Group	41,700	4,937
	Gaztransport Et Technigaz SA	64,187	4,653
	Nexity SA	124,756	3,827
	Societe BIC SA	74,030	3,703
	Nexans SA	85,865	3,058
*	Cgg SA	2,074,557	2,622
*	Virbac SA	12,555	2,476
*,1	Neoen SA	63,227	2,392
*,^	Genfit	105,637	2,292
	Ipsos	110,755	2,133
	Metropole Television SA	186,818	2,080
1	Elior Group SA	297,223	1,963
	Trigano SA	23,435	1,725
*	Robertet SA	1,969	1,717
	Rothschild & Co.	82,699	1,635
*	DBV Technologies SA	126,466	1,618
*	Fnac Darty SA	49,640	1,604
	Coface SA	259,319	1,525
*	Television Francaise 1	304,368	1,490
	Carmila SA	110,790	1,423
	Mercialys SA	180,618	1,406
	Quadient	97,770	1,350
	Interparfums SA	38,303	1,327
*	Vicat SA	44,393	1,246
	Albioma ACT Loyalty Shares (XPAR)	36,463	1,208
1	Maisons du Monde SA	127,712	1,149
*,^	Vallourec SA	889,760	1,060
	Ffp	15,176	1,029
	Akka Technologies	32,285	1,028
	Tarkett SA	95,756	947
	Mersen SA	42,308	934
	Bonduelle SCA	41,234	902
^	Eramet	26,130	823
*	Lisi	48,985	792
	Derichebourg SA	271,890	763
	Pharmagest Inter@ctive	10,753	741
*	Albioma SA	21,031	697
	Vilmorin & Cie SA	17,260	690
	Beneteau SA	107,492	681
*	Albioma SA Loyalty Shares 2021	19,425	643
^,1	Europcar Mobility Group	306,734	572
	Manitou BF SA	36,540	560
*,^,1	X-Fab Silicon Foundries SE	156,607	545
	Rallye SA	62,295	532
	Guerbet	15,278	482
	GL Events	37,514	449
	Jacquet Metal Service SA	36,938	377
*,1	SMCP SA	73,365	346
	Etablissements Maurel et Prom SA	160,622	300
	Akwel	23,706	297
	Boiron SA	8,023	295
	Union Financiere de France BQE SA	10,350	175
*,^,§	Bourbon Corp.	40,558	163
*	Esso SA Francaise	7,641	143

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)

			100,878
Germany (3.7%)
*	HelloFresh SE	408,122	14,547
*	MorphoSys AG	92,069	9,659
*,^	Evotec SE	389,009	9,599
	TAG Immobilien AG	369,519	8,094
	alstria office REIT-AG	493,116	7,392
	Gerresheimer AG	91,710	7,294
	Freenet AG	374,138	7,098
	Grand City Properties SA	322,171	6,737
*	Dialog Semiconductor plc	207,177	6,506
	Aurubis AG	105,114	5,449
	Cancom SE	106,914	5,443
	Siltronic AG	60,806	5,206
	Software AG	143,331	5,090
	CompuGroup Medical SE	65,169	4,953
	Stroeer SE & Co. KGaA	72,209	4,570
*	Hypoport SE	11,709	4,128
	RIB Software SE	119,668	3,794
^	K&S AG	561,359	3,776
1	ADO Properties SA	129,268	3,622
*,^	Encavis AG	289,986	3,557
	Duerr AG	143,692	3,353
^	S&T AG	145,279	3,200
1	Befesa SA	99,836	3,154
	Pfeiffer Vacuum Technology AG	19,125	3,151
	Stabilus SA	71,692	3,062
	Jenoptik AG	148,392	3,056
*	Aixtron SE	307,913	2,862
	Patrizia AG	127,976	2,858
	Aareal Bank AG	174,493	2,842
^	Sixt SE	38,739	2,637
1	Deutsche Pfandbriefbank AG	356,936	2,624
	Krones AG	42,245	2,545
	Jungheinrich AG Preference Shares	139,943	2,527
	Isra Vision AG	45,773	2,508
	Norma Group SE	92,928	2,327
	Sixt SE Preference Shares	48,222	2,240
*	Zooplus AG	18,029	2,231
	Deutsche EuroShop AG	149,169	2,148
*	DIC Asset AG	147,218	1,951
	New Work SE	8,148	1,937
	Draegerwerk AG & Co. KGaA Preference Shares	22,239	1,861
	KWS Saat SE & Co. KGaA	29,819	1,714
	Indus Holding AG	53,609	1,650
	Dermapharm Holding SE	34,404	1,632
*	Nordex SE	200,762	1,614
	Bilfinger SE	82,340	1,548
^	Salzgitter AG	113,428	1,515
*	Schaeffler AG Preference Shares	219,650	1,483
	Hornbach Holding AG & Co. KGaA	24,420	1,394
	Deutz AG	352,516	1,355
*	Ceconomy AG	519,535	1,330
	BayWa AG	42,165	1,237
*	Washtec AG	30,276	1,195
^	Rhoen-Klinikum AG	59,073	1,176
	Hamburger Hafen und Logistik AG	70,531	1,148
	Deutsche Beteiligungs AG	32,837	1,112
	Wuestenrot & Wuerttembergische AG	56,118	989
	Vossloh AG	25,848	976
	Wacker Neuson SE	75,096	932
	Kloeckner & Co. SE	214,052	877
^	Koenig & Bauer AG	39,973	822

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	SMA Solar Technology AG	25,659	817
	Takkt AG	97,090	789
	TLG Immobilien AG	38,377	677
*,^	Leoni AG	97,691	671
*	Corestate Capital Holding SA	30,810	634
*	Heidelberger Druckmaschinen AG	809,792	576
	Bertrandt AG	13,657	526
	CropEnergies AG	58,039	458
*,^	ElringKlinger AG	83,935	456
*,^	SGL Carbon SE	144,099	446
	Bechtle AG	408	59
	CTS Eventim AG & Co. KGaA	876	36
*,^	Varta AG	222	18
			213,450
Greece (0.2%)
*	GEK Terna Holding Real Estate Construction SA	249,981	1,596
	Terna Energy SA	133,149	1,243
*	LAMDA Development SA	179,602	1,181
*	Piraeus Bank SA	855,869	1,142
*	Public Power Corp. SA	334,454	972
	Sarantis SA	93,871	804
	Holding Co. ADMIE IPTO SA	357,348	802
	Hellenic Exchanges SA	165,139	616
	Aegean Airlines SA	84,732	547
*	Viohalco SA	184,058	473
	Fourlis Holdings SA	117,722	461
*	Ellaktor SA	376,649	368
			10,205
Hong Kong (1.2%)
	HKBN Ltd.	2,249,129	3,873
	Fortune REIT	3,839,589	3,616
	Microport Scientific Corp.	1,251,000	2,687
	Gemdale Properties & Investment Corp. Ltd.	15,606,000	2,487
	Man Wah Holdings Ltd.	4,314,000	2,477
	Luk Fook Holdings International Ltd.	988,399	2,116
*	COFCO Meat Holdings Ltd.	4,974,000	1,770
	K Wah International Holdings Ltd.	3,748,398	1,718
^	IGG Inc.	2,509,000	1,595
	Sunlight REIT	3,084,072	1,589
	CITIC Telecom International Holdings Ltd.	4,175,004	1,545
*	Pacific Basin Shipping Ltd.	12,317,532	1,509
	Asia Cement China Holdings Corp.	1,272,000	1,473
*,^,1	Razer Inc.	10,714,000	1,440
	Stella International Holdings Ltd.	1,260,000	1,268
	SUNeVision Holdings Ltd.	1,764,000	1,254
	Pou Sheng International Holdings Ltd.	6,098,000	1,246
*	Xinyi Energy Holdings Ltd.	4,126,000	1,174
^	United Laboratories International Holdings Ltd.	1,340,500	1,158
	Road King Infrastructure Ltd.	747,346	1,155
	China Harmony New Energy Auto Holding Ltd.	2,163,500	1,118
*	Value Partners Group Ltd.	2,724,434	1,081
	Prosperity REIT	3,357,000	1,077
	Far East Consortium International Ltd.	2,973,858	1,055
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	697,000	973
*	Suncity Group Holdings Ltd.	6,278,000	970
	Canvest Environmental Protection Group Co. Ltd.	2,114,000	929
	VSTECS Holdings Ltd.	1,864,000	858
*,1	Frontage Holdings Corp.	1,780,000	805
^,§	Town Health International Medical Group Ltd.	8,913,419	790
	Dynam Japan Holdings Co. Ltd.	780,040	779
1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	817,000	747
*,^,§	Superb Summit International Group Ltd.	3,957,346	745
*	Hong Kong Television Network Ltd.	1,173,000	725
	Pacific Textiles Holdings Ltd.	1,401,000	709

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*,1	Impro Precision Industries Ltd.	2,119,000	693
	Giordano International Ltd.	3,435,735	693
	Chinese Estates Holdings Ltd.	1,436,500	686
	SmarTone Telecommunications Holdings Ltd.	1,081,730	683
1	CGN New Energy Holdings Co. Ltd.	3,204,720	664
	NOVA Group Holdings Ltd.	3,500,000	659
	Chow Sang Sang Holdings International Ltd.	651,565	656
	Sun Hung Kai & Co. Ltd.	1,584,000	651
*	We Solutions Ltd.	12,072,000	620
	Ju Teng International Holdings Ltd.	2,363,002	603
*,§	Convoy Global Holdings Ltd.	26,130,000	563
*	Truly International Holdings Ltd.	4,567,000	506
*	Esprit Holdings Ltd.	5,215,100	500
	Inspur International Ltd.	1,585,203	483
1	IMAX China Holding Inc.	316,558	480
1	Regina Miracle International Holdings Ltd.	1,000,000	474
1	Crystal International Group Ltd.	1,554,000	430
*	G-Resources Group Ltd.	64,923,190	369
	Lee's Pharmaceutical Holdings Ltd.	747,500	366
*	NewOcean Energy Holdings Ltd.	2,584,000	359
*	Glory Sun Land Group Ltd.	4,000,000	359
^	Anton Oilfield Services Group	5,653,298	353
*	Digital Domain Holdings Ltd.	54,340,000	319
	Texwinca Holdings Ltd.	1,802,000	305
*	HC Group Inc.	1,693,000	285
*	New World Department Store China Ltd.	1,391,666	267
*	Lifestyle China Group Ltd.	1,150,870	266
	Singamas Container Holdings Ltd.	4,727,960	259
*	Goodbaby International Holdings Ltd.	2,480,000	254
*	GCL New Energy Holdings Ltd.	17,847,541	251
*,^,§	National Agricultural Holdings Ltd.	1,560,000	239
*,^	China Silver Group Ltd.	3,136,508	237
*	Emperor Capital Group Ltd.	11,147,860	224
	BOE Varitronix Ltd.	810,000	218
*	Honghua Group Ltd.	6,508,000	200
	EVA Precision Industrial Holdings Ltd.	2,952,000	187
	Henderson Investment Ltd.	3,014,000	171
*	Beijing Enterprises Medical	8,718,000	165
*,§	Camsing International Holding Ltd.	1,068,000	160
	Emperor Watch & Jewellery Ltd.	8,750,000	157
*	KuangChi Science Ltd.	5,111,000	157
	Shenwan Hongyuan HK Ltd.	1,295,000	149
^	Agritrade Resources Ltd.	6,905,000	148
*	China LNG Group Ltd.	4,565,999	145
*	Parkson Retail Group Ltd.	2,612,500	130
*,§	Tech Pro technology Development Ltd.	10,406,800	91
*	China Animal Healthcare Ltd.	1,003,918	64
*,§	China Baoli Technologies Holdings Ltd.	4,844,496	62
	SITC International Holdings Co. Ltd.	53,000	52
*	Beijing Sports and Entertainment Industry Group Ltd.	1,100,000	30
*,§	Sunshine Oilsands Ltd.	1	—
			67,553
Hungary (0.0%)
*,^	Opus Global Nyrt	717,809	591

India (2.2%)
	Apollo Hospitals Enterprise Ltd.	269,722	4,964
	Mindtree Ltd.	394,020	4,770
	Crompton Greaves Consumer Electricals Ltd.	1,226,438	3,604
	PI Industries Ltd.	162,456	3,407
	Tata Consumer Products Ltd.	695,178	3,239
	Ipca Laboratories Ltd.	130,835	2,790
*	Fortis Healthcare Ltd.	1,529,873	2,558
	Indraprastha Gas Ltd.	392,971	2,489

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Max Financial Services Ltd.	391,295	2,432
	AIA Engineering Ltd.	108,972	2,319
1	Dr Lal PathLabs Ltd.	104,735	2,178
	Natco Pharma Ltd.	261,634	2,108
	Pfizer Ltd.	32,301	2,096
	SRF Ltd.	40,662	1,998
	Varun Beverages Ltd.	205,807	1,827
	Bayer CropScience Ltd.	31,578	1,800
	Aarti Industries Ltd.	123,270	1,791
	Balkrishna Industries Ltd.	137,517	1,681
	Gujarat Gas Ltd.	486,392	1,667
*	Sanofi India Ltd.	16,089	1,651
	City Union Bank Ltd.	861,048	1,644
	CESC Ltd.	189,342	1,642
	Coromandel International Ltd.	207,448	1,628
	Escorts Ltd.	172,308	1,620
	Supreme Industries Ltd.	111,660	1,608
	Mahanagar Gas Ltd.	116,420	1,500
	Indian Hotels Co. Ltd.	1,399,016	1,483
	Relaxo Footwears Ltd.	175,275	1,479
	NIIT Technologies Ltd.	90,942	1,445
	Astral Poly Technik Ltd.	106,399	1,325
	Alembic Pharmaceuticals Ltd.	132,635	1,296
	Manappuram Finance Ltd.	728,533	1,287
	Sundaram Finance Ltd.	76,298	1,281
	Ramco Cements Ltd.	165,686	1,210
	Ajanta Pharma Ltd.	61,692	1,210
1	L&T Technology Services Ltd.	73,907	1,205
	Phoenix Mills Ltd.	165,833	1,193
1	Syngene International Ltd.	275,439	1,166
	Jubilant Life Sciences Ltd.	212,091	1,126
	Gujarat State Petronet Ltd.	399,846	1,099
	WABCO India Ltd.	13,173	1,089
	PVR Ltd.	75,352	1,010
	Apollo Tyres Ltd.	751,038	954
	Vinati Organics Ltd.	72,990	951
*,1	ICICI Securities Ltd.	198,196	950
	Hexaware Technologies Ltd.	252,811	936
	Kajaria Ceramics Ltd.	186,981	929
*	Aavas Financiers Ltd.	55,559	870
*	Aditya Birla Fashion and Retail Ltd.	550,143	840
	Prestige Estates Projects Ltd.	357,583	817
	JK Cement Ltd.	54,401	808
1	Laurus Labs Ltd.	114,555	777
	Thermax Ltd.	79,095	761
	Strides Pharma Science Ltd.	128,332	743
	KRBL Ltd.	288,608	731
	Minda Industries Ltd.	186,127	725
1	Godrej Agrovet Ltd.	134,231	722
	Amara Raja Batteries Ltd.	95,241	717
	Polycab India Ltd.	73,937	705
	Motilal Oswal Financial Services Ltd.	105,074	700
	V-Guard Industries Ltd.	299,328	697
*	Just Dial Ltd.	126,168	677
	Persistent Systems Ltd.	106,028	666
	Sundram Fasteners Ltd.	149,260	658
1	Endurance Technologies Ltd.	73,188	652
	Tube Investments of India Ltd.	131,777	649
*	TeamLease Services Ltd.	29,959	632
	Radico Khaitan Ltd.	157,828	617
	TTK Prestige Ltd.	9,631	616
	Symphony Ltd.	49,728	609
	Bombay Burmah Trading Co.	49,734	592
	Redington India Ltd.	588,673	574

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Indiabulls Ventures Ltd.	406,898	574
	Ceat Ltd.	53,628	571
	V-Mart Retail Ltd.	24,487	558
	Graphite India Ltd.	202,612	558
	Avanti Feeds Ltd.	96,139	548
	National Aluminium Co. Ltd.	1,301,472	546
	Edelweiss Financial Services Ltd.	1,043,164	540
	IIFL Finance Ltd.	527,779	533
*,1	Quess Corp. Ltd.	194,314	528
	Vakrangee Ltd.	1,540,472	523
	Cholamandalam Financial Holdings Ltd.	132,659	521
	JM Financial Ltd.	600,623	516
	Balrampur Chini Mills Ltd.	391,226	513
	India Cements Ltd.	368,796	502
	Chambal Fertilizers and Chemicals Ltd.	292,937	502
	Gujarat Pipavav Port Ltd.	633,930	482
	HEG Ltd.	45,088	477
	DCB Bank Ltd.	450,362	476
*	Sun Pharma Advanced Research Co. Ltd.	263,940	453
	Great Eastern Shipping Co. Ltd.	143,283	446
	Birlasoft Ltd.	458,274	438
	NCC Ltd.	1,260,940	431
	EIH Ltd.	403,627	404
	Engineers India Ltd.	451,595	402
	Welspun India Ltd.	1,146,667	400
	DCM Shriram Ltd.	109,953	398
	Kaveri Seed Co. Ltd.	75,922	374
	Finolex Cables Ltd.	106,404	360
*	IRB Infrastructure Developers Ltd.	392,153	358
	Karur Vysya Bank Ltd.	911,346	353
	Sterlite Technologies Ltd.	294,323	350
	Multi Commodity Exchange of India Ltd.	24,594	348
	Jindal Saw Ltd.	473,574	347
1	Dilip Buildcon Ltd.	98,320	338
	NBCC India Ltd.	1,286,536	335
*	Mahindra CIE Automotive Ltd.	264,110	331
	eClerx Services Ltd.	52,590	322
	Care Ratings Ltd.	65,415	320
*	TV18 Broadcast Ltd.	1,236,114	317
	Welspun Corp. Ltd.	371,662	314
1	PNB Housing Finance Ltd.	118,267	309
	Century Textiles & Industries Ltd.	79,219	305
	Sobha Ltd.	109,418	291
*	Bajaj Consumer Care Ltd.	151,555	289
*	Gujarat Fluorochemicals Ltd.	70,406	286
	Canara Bank	243,095	281
	GE Power India Ltd.	47,220	280
*	Wockhardt Ltd.	82,680	278
*	Indian Bank	401,195	275
	PTC India Ltd.	513,301	271
	Karnataka Bank Ltd.	459,138	269
*	Suzlon Energy Ltd.	7,579,836	262
*	Indiabulls Real Estate Ltd.	319,224	245
	Gateway Distriparks Ltd.	197,287	239
*	Equitas Holdings Ltd.	328,389	224
	Rain Industries Ltd.	239,056	223
	Union Bank of India	609,095	219
*	Central Bank of India	1,029,237	213
	South Indian Bank Ltd.	2,530,914	198
1	Eris Lifesciences Ltd.	29,650	197
	Punjab National Bank	458,038	195
*	Indian Overseas Bank	1,903,594	194
*	Future Consumer Ltd.	1,294,358	159
	Sadbhav Engineering Ltd.	253,744	157

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Hindustan Construction Co. Ltd.	2,253,755	148
	Repco Home Finance Ltd.	86,878	145
	Raymond Ltd.	43,632	139
*	VA Tech Wabag Ltd.	78,531	134
	Tata Chemicals Ltd.	34,401	129
*	Jammu & Kashmir Bank Ltd.	633,463	124
*	IFCI Ltd.	2,283,023	122
*	CG Power and Industrial Solutions Ltd.	1,138,183	119
	Gujarat Mineral Development Corp. Ltd.	221,782	115
	Arvind Ltd.	356,918	114
	GE T&D India Ltd.	100,363	113
	Thomas Cook India Ltd.	252,195	90
*	Dish TV India Ltd.	1,280,052	81
*	RattanIndia Power Ltd.	1,924,218	33
*	Housing Development & Infrastructure Ltd.	792,066	19
*	Aarti Surfactants Ltd.	6,142	17
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			128,298
Indonesia (0.4%)
	Ace Hardware Indonesia Tbk PT	20,060,800	2,042
*	Lippo Karawaci Tbk PT	170,973,377	1,842
	Pakuwon Jati Tbk PT	67,339,334	1,691
	Ciputra Development Tbk PT	40,519,355	1,461
*	Japfa Comfeed Indonesia Tbk PT	20,291,700	1,321
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,695,000	1,229
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	6,699,200	981
	Mitra Adiperkasa Tbk PT	21,747,400	950
	Summarecon Agung Tbk PT	31,523,468	933
	Aneka Tambang Tbk	25,035,819	855
	AKR Corporindo Tbk PT	4,883,083	783
*	Medco Energi Internasional Tbk PT	20,254,306	610
	Bank Tabungan Negara Persero Tbk PT	10,061,270	592
*	Panin Financial Tbk PT	47,274,400	575
*	Bank Pan Indonesia Tbk PT	11,373,200	570
	Wijaya Karya Persero Tbk PT	8,909,933	563
	Indo Tambangraya Megah Tbk PT	1,140,000	550
	Waskita Karya Persero Tbk PT	12,033,779	486
*	Sentul City Tbk PT	127,318,006	427
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,137,500	384
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,093,529	383
*	Kresna Graha Investama Tbk PT	38,785,200	351
*	Siloam International Hospitals Tbk PT	965,739	339
	Ramayana Lestari Sentosa Tbk PT	8,532,100	328
*,§	Trada Alam Minera Tbk PT	95,405,707	321
	PP Persero Tbk PT	7,111,200	316
*	Global Mediacom Tbk PT	20,804,906	289
*	Alam Sutera Realty Tbk PT	34,917,291	275
	Timah Tbk PT	7,743,920	240
	Surya Semesta Internusa Tbk PT	11,068,700	226
	Adhi Karya Persero Tbk PT	5,385,200	198
*	Eagle High Plantations Tbk PT	34,839,200	186
*	Agung Podomoro Land Tbk PT	20,987,878	147
*	Krakatau Steel Persero Tbk PT	11,308,950	130
*	Salim Ivomas Pratama Tbk PT	8,973,900	128
	Bekasi Fajar Industrial Estate Tbk PT	15,109,600	116
*	Totalindo Eka Persada Tbk PT	18,429,800	62
*	Sampoerna Agro Tbk PT	129,300	22
			22,902
Ireland (0.2%)
	Hibernia REIT plc	1,995,262	2,595
	C&C Group plc (XDUB)	852,933	2,095
	Cairn Homes plc (XLON)	1,890,130	1,757
	Irish Continental Group plc	462,656	1,749
	Dalata Hotel Group plc	533,649	1,729

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Permanent TSB Group Holdings plc	320,385	177
	Cairn Homes plc (XDUB)	145,511	136
			10,238
Israel (0.7%)
*	Nova Measuring Instruments Ltd.	80,514	3,222
	Reit 1 Ltd.	513,461	2,556
	Electra Ltd.	5,043	2,313
	Sapiens International Corp. NV	73,139	1,825
	Matrix IT Ltd.	91,493	1,774
*	Enlight Renewable Energy Ltd.	1,431,164	1,759
	AudioCodes Ltd.	59,045	1,749
*	Energix-Renewable Energies Ltd.	496,226	1,730
*	Hilan Ltd.	40,633	1,602
	Formula Systems 1985 Ltd.	22,498	1,502
	FIBI Holdings Ltd.	49,620	1,468
	Isracard Ltd.	551,169	1,445
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	21,699	1,417
*	Clal Insurance Enterprises Holdings Ltd.	142,109	1,412
	Mega Or Holdings Ltd.	55,677	1,397
*	AFI Properties Ltd.	43,390	1,320
*	Partner Communications Co. Ltd.	287,181	1,252
	Sella Capital Real Estate Ltd.	559,125	1,163
	Bayside Land Corp.	1,924	1,146
	Big Shopping Centers Ltd.	12,663	1,013
*	Allot Ltd.	88,484	1,013
	Kenon Holdings Ltd.	47,600	968
	Menora Mivtachim Holdings Ltd.	66,415	887
*	Cellcom Israel Ltd. (Registered)	235,993	869
	Delek Automotive Systems Ltd.	151,009	795
*	Gilat Satellite Networks Ltd.	79,923	688
	IDI Insurance Co. Ltd.	21,966	675
*	Brack Capital Properties NV	6,871	625
*	Kamada Ltd.	81,383	620
*	Naphtha Israel Petroleum Corp. Ltd.	102,539	530
	Delta Galil Industries Ltd.	26,762	476
	Norstar Holdings Inc.	26,678	343
	Property & Building Corp. Ltd.	3,439	254
*	Mivne Real Estate KD Ltd.	13,176	28
	Shikun & Binui Ltd.	4,578	19
			41,855
Italy (1.9%)
	Interpump Group SPA	244,697	7,140
	Azimut Holding SPA	351,221	5,985
	Unipol Gruppo SPA	1,397,856	4,823
	Iren SPA	1,922,371	4,740
	Reply SPA	60,045	4,203
	IMA Industria Macchine Automatiche SPA	60,663	4,135
	Banca Generali SPA	163,299	4,060
	Cerved Group SPA	540,737	3,684
	Freni Brembo SPA	429,654	3,645
	Astm SpA	181,863	3,557
	De' Longhi SPA	188,133	3,400
1	Enav SPA	742,206	3,326
	Brunello Cucinelli SPA	97,169	3,133
	Erg SpA	160,038	2,875
	BPER Banca	1,132,854	2,801
1	Anima Holding SPA	781,265	2,766
1	Technogym SPA	352,592	2,608
	Societa Cattolica di Assicurazioni SC	454,502	2,518
	Acea SpA	127,146	2,125
	Banca Popolare di Sondrio SCPA	1,330,737	2,113
*,1	Banca Farmafactoring SPA	375,853	1,941
	Tamburi Investment Partners SPA	299,297	1,936
	Autogrill SPA	368,265	1,907

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
[1]	Carel Industries SPA	118,280	1,762
	Falck Renewables SPA	339,111	1,667
	Saras SPA	1,611,414	1,522
[1]	RAI Way SPA	276,961	1,493
*,^	Juventus Football Club SPA	1,413,348	1,401
	Italmobiliare SPA	43,486	1,301
[1]	doValue SPA	172,991	1,275
	Marr SpA	95,782	1,262
	CIR SpA-Compagnie Industriali	2,585,202	1,147
	Zignago Vetro SPA	89,993	1,118
	Piaggio & C SPA	484,370	1,111
^	Tod's SPA	35,004	1,072
*,^	Fincantieri SPA	1,369,783	1,062
*	Salini Impregilo SPA	661,292	979
	Credito Emiliano SPA	219,778	974
	Danieli & C Officine Meccaniche SPA Saving Shares	127,907	950
*,^	Banca Monte dei Paschi di Siena SPA	775,071	946
	Cementir Holding NV	136,335	835
^	Maire Tecnimont SPA	429,596	833
	Datalogic SPA	59,288	814
	Immobiliare Grande Distribuzione SIIQ SPA	192,562	762
*	Banca IFIS SPA	74,288	727
*	Arnoldo Mondadori Editore SPA	353,079	480
*,1	Ovs SpA	477,901	412
	Cairo Communication SPA	197,860	357
	Biesse SPA	38,964	352
	Danieli & C Officine Meccaniche SPA	27,666	352
	DeA Capital SPA	225,174	320
	Rizzoli Corriere Della Sera Mediagroup SPA	311,758	244
^	Geox SPA	213,244	171
			107,122
Japan (15.8%)
	Tokyo Ohka Kogyo Co. Ltd.	109,733	4,719
	Infomart Corp.	608,900	4,204
	Iwatani Corp.	117,624	4,018
	Fuji Corp.	231,988	3,884
	Nitto Boseki Co. Ltd.	81,811	3,869
	Yoshinoya Holdings Co. Ltd.	186,020	3,844
	ADEKA Corp.	287,155	3,606
	Tokyo Seimitsu Co. Ltd.	111,034	3,592
	Nippon Gas Co. Ltd.	108,200	3,568
	Hazama Ando Corp.	566,279	3,527
	Mirait Holdings Corp.	263,071	3,398
	Nippon Suisan Kaisha Ltd.	759,722	3,380
	Digital Garage Inc.	93,400	3,346
	Toagosei Co. Ltd.	363,292	3,324
	Daiwabo Holdings Co. Ltd.	52,876	3,257
	Jeol Ltd.	109,200	3,229
	Fujitec Co. Ltd.	224,384	3,201
	As One Corp.	35,600	3,180
	Nichias Corp.	159,769	3,176
	Inaba Denki Sangyo Co. Ltd.	150,000	3,173
	Meitec Corp.	71,546	3,159
	Toho Holdings Co. Ltd.	151,918	3,146
	Duskin Co. Ltd.	119,260	3,082
	TOKAI Holdings Corp.	338,700	3,061
	Menicon Co. Ltd.	70,200	3,047
	Nikkon Holdings Co. Ltd.	156,148	3,032
	Keihin Corp.	125,121	2,985
	Sakata Seed Corp.	92,356	2,984
	Shimachu Co. Ltd.	119,400	2,982
	Showa Corp.	141,592	2,975
	NSD Co. Ltd.	206,368	2,922
	Daio Paper Corp.	214,054	2,921

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Jafco Co. Ltd.	90,100	2,886
	Takasago Thermal Engineering Co. Ltd.	180,789	2,850
	NEC Networks & System Integration Corp.	65,900	2,836
	Systena Corp.	201,600	2,834
	Kenedix Inc.	623,900	2,819
	Nihon Parkerizing Co. Ltd.	274,661	2,811
	Nishimatsu Construction Co. Ltd.	148,142	2,805
	Kiyo Bank Ltd.	184,810	2,731
	Internet Initiative Japan Inc.	79,856	2,730
	Nippon Light Metal Holdings Co. Ltd.	1,730,169	2,725
	CKD Corp.	158,700	2,646
	Heiwa Real Estate Co. Ltd.	97,342	2,614
	cocokara fine Inc.	54,189	2,556
	Senko Group Holdings Co. Ltd.	308,700	2,516
	Paramount Bed Holdings Co. Ltd.	60,500	2,496
	Sangetsu Corp.	167,620	2,495
	DCM Holdings Co. Ltd.	253,988	2,482
	Daiseki Co. Ltd.	111,987	2,474
	Toei Co. Ltd.	19,864	2,467
	Trusco Nakayama Corp.	113,700	2,460
	Katitas Co. Ltd.	140,900	2,459
	Elecom Co. Ltd.	61,900	2,441
	Shinko Electric Industries Co. Ltd.	193,800	2,419
	Taikisha Ltd.	82,588	2,405
	Asahi Holdings Inc.	106,200	2,400
	Japan Material Co. Ltd.	164,100	2,376
	Milbon Co. Ltd.	53,920	2,367
	Kanematsu Corp.	238,300	2,349
^	Japan Elevator Service Holdings Co. Ltd.	92,200	2,345
	Oki Electric Industry Co. Ltd.	242,706	2,335
	Awa Bank Ltd.	107,100	2,330
	Mizuho Leasing Co. Ltd.	121,001	2,326
	Takuma Co. Ltd.	214,300	2,317
	San-In Godo Bank Ltd.	437,700	2,296
	Ogaki Kyoritsu Bank Ltd.	112,374	2,293
	Nissin Kogyo Co. Ltd.	110,309	2,289
	Japan Lifeline Co. Ltd.	193,800	2,279
^	Kumiai Chemical Industry Co. Ltd.	281,450	2,272
	KYORIN Holdings Inc.	109,300	2,271
^	Colowide Co. Ltd.	164,300	2,263
	JINS Holdings Inc.	42,600	2,247
	Kumagai Gumi Co. Ltd.	102,180	2,239
	Tsubakimoto Chain Co.	95,164	2,229
	Nisshin Oillio Group Ltd.	67,752	2,228
	DTS Corp.	116,142	2,226
	Okinawa Electric Power Co. Inc.	122,042	2,226
	Nippon Flour Mills Co. Ltd.	140,929	2,219
	Okumura Corp.	103,752	2,214
	Earth Corp.	38,043	2,207
	BayCurrent Consulting Inc.	38,596	2,187
	EDION Corp.	248,475	2,160
	ZERIA Pharmaceutical Co. Ltd.	111,040	2,157
	San-A Co. Ltd.	53,544	2,157
	Joyful Honda Co. Ltd.	176,948	2,154
	Kureha Corp.	53,302	2,150
	Toyo Ink SC Holdings Co. Ltd.	112,854	2,147
	Valor Holdings Co. Ltd.	115,400	2,143
	Anicom Holdings Inc.	57,900	2,137
	Tomy Co. Ltd.	263,317	2,127
	Fuji Soft Inc.	60,074	2,115
	Kato Sangyo Co. Ltd.	62,100	2,106
	Showa Sangyo Co. Ltd.	70,100	2,099
	TKC Corp.	42,149	2,082
	Hokkoku Bank Ltd.	69,251	2,058

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Totetsu Kogyo Co. Ltd.	79,300	2,049
	Takara Standard Co. Ltd.	137,599	2,028
	Nippon Soda Co. Ltd.	78,725	2,020
	Taiyo Holdings Co. Ltd.	49,300	2,016
	Mandom Corp.	103,954	1,998
	en-japan Inc.	90,600	1,997
	Hokkaido Electric Power Co. Inc.	519,900	1,990
	Central Glass Co. Ltd.	115,113	1,973
	Nippon Densetsu Kogyo Co. Ltd.	101,203	1,973
^	Ichibanya Co. Ltd.	47,368	1,968
	Prestige International Inc.	250,200	1,954
	Hogy Medical Co. Ltd.	62,422	1,952
	Nanto Bank Ltd.	92,300	1,936
^	Atom Corp.	246,657	1,928
	Prima Meat Packers Ltd.	84,288	1,911
	Tokyo Dome Corp.	260,678	1,904
^	Fuji Kyuko Co. Ltd.	66,000	1,904
	Funai Soken Holdings Inc.	89,250	1,902
	Kameda Seika Co. Ltd.	39,600	1,899
	Arcs Co. Ltd.	100,300	1,882
	Macnica Fuji Electronics Holdings Inc.	137,413	1,871
*	Aiful Corp.	847,300	1,867
	Zojirushi Corp.	127,300	1,858
	Bank of Okinawa Ltd.	62,544	1,853
	Suruga Bank Ltd.	531,000	1,845
	Meidensha Corp.	116,287	1,803
	Create SD Holdings Co. Ltd.	63,118	1,798
	Nichi-iko Pharmaceutical Co. Ltd.	138,202	1,797
^	MOS Food Services Inc.	71,058	1,789
	Sumitomo Warehouse Co. Ltd.	156,655	1,788
	Kohnan Shoji Co. Ltd.	76,900	1,785
	Sumitomo Mitsui Construction Co. Ltd.	431,946	1,782
	Nagaileben Co. Ltd.	72,700	1,771
	Morita Holdings Corp.	115,166	1,770
	Juroku Bank Ltd.	100,500	1,766
	Mitsubishi Logisnext Co. Ltd.	188,200	1,751
	Hyakugo Bank Ltd.	603,200	1,750
	KH Neochem Co. Ltd.	101,200	1,748
	Starts Corp. Inc.	90,015	1,741
	Life Corp.	55,800	1,733
	Sanki Engineering Co. Ltd.	152,667	1,721
	Saibu Gas Co. Ltd.	69,373	1,720
	Makino Milling Machine Co. Ltd.	60,280	1,718
	Kadokawa Corp.	118,601	1,705
	Nomura Co. Ltd.	224,900	1,704
	Hanwa Co. Ltd.	107,183	1,703
	Okamura Corp.	235,547	1,702
	Okamoto Industries Inc.	42,400	1,701
	Digital Arts Inc.	28,100	1,693
	Eizo Corp.	56,356	1,690
	Maruwa Unyu Kikan Co. Ltd.	58,002	1,689
	Max Co. Ltd.	113,600	1,687
	Tokyo Steel Manufacturing Co. Ltd.	264,600	1,685
	Maruwa Co. Ltd.	23,800	1,679
	Keiyo Bank Ltd.	341,500	1,664
	Daihen Corp.	58,151	1,656
	Fuso Chemical Co. Ltd.	55,700	1,650
	Tri Chemical Laboratories Inc.	18,544	1,648
	Nojima Corp.	95,000	1,647
	Ohsho Food Service Corp.	30,874	1,643
	Raito Kogyo Co. Ltd.	131,800	1,639
	Strike Co. Ltd.	40,414	1,634
	San-Ai Oil Co. Ltd.	160,800	1,633
	Kanamoto Co. Ltd.	83,700	1,623

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Mitsubishi Pencil Co. Ltd.	129,400	1,620
	Iriso Electronics Co. Ltd.	58,100	1,619
	Shinmaywa Industries Ltd.	159,368	1,619
	Sekisui Jushi Corp.	79,600	1,618
	Japan Wool Textile Co. Ltd.	184,489	1,617
	Gunze Ltd.	47,607	1,614
	Yamazen Corp.	191,700	1,612
	Hokuetsu Corp.	405,021	1,599
	Hitachi Zosen Corp.	480,310	1,589
	Komeri Co. Ltd.	81,600	1,585
	Nippon Signal Company Ltd.	169,816	1,579
	Yokogawa Bridge Holdings Corp.	89,700	1,574
	United Super Markets Holdings Inc.	160,150	1,574
	BML Inc.	61,200	1,570
	Eiken Chemical Co. Ltd.	89,800	1,564
	Nachi-Fujikoshi Corp.	53,951	1,560
	Fujimi Inc.	56,247	1,560
	Towa Pharmaceutical Co. Ltd.	75,482	1,556
	Ryosan Co. Ltd.	70,957	1,552
	Arata Corp.	37,559	1,551
	Axial Retailing Inc.	40,730	1,546
	Transcosmos Inc.	77,096	1,538
	Tocalo Co. Ltd.	155,400	1,530
	Belc Co. Ltd.	26,200	1,529
	Shizuoka Gas Co. Ltd.	169,900	1,527
	Round One Corp.	186,400	1,526
	Chudenko Corp.	75,300	1,523
	IR Japan Holdings Ltd.	25,400	1,520
	Heiwado Co. Ltd.	88,900	1,515
	Seiren Co. Ltd.	127,900	1,514
	Kintetsu World Express Inc.	104,000	1,514
	Nichiha Corp.	82,800	1,512
	Giken Ltd.	41,100	1,501
	eGuarantee Inc.	85,400	1,500
*,^	Leopalace21 Corp.	667,200	1,482
	Shibuya Corp.	60,000	1,477
*	Descente Ltd.	110,900	1,477
	Aeon Delight Co. Ltd.	51,200	1,466
	TOMONY Holdings Inc.	437,600	1,466
*,^	Token Corp.	21,286	1,461
	Kitz Corp.	238,148	1,461
	ARTERIA Networks Corp.	73,700	1,461
	Create Restaurants Holdings Inc.	264,340	1,458
	Raiznext Corp.	131,600	1,456
	Wacom Co. Ltd.	418,136	1,454
	JCU Corp.	62,100	1,453
	Saizeriya Co. Ltd.	73,221	1,451
	Information Services International-Dentsu Ltd.	34,200	1,451
	Tokyotokeiba Co. Ltd.	43,700	1,440
	Infocom Corp.	59,740	1,430
	Topre Corp.	123,600	1,430
	Takeuchi Manufacturing Co. Ltd.	99,300	1,427
^	Sakai Moving Service Co. Ltd.	27,100	1,425
	North Pacific Bank Ltd.	793,400	1,421
	FCC Co. Ltd.	99,243	1,412
	Okasan Securities Group Inc.	466,300	1,410
	Nippon Seiki Co. Ltd.	130,532	1,405
^	Toridoll Holdings Corp.	122,900	1,403
	KOMEDA Holdings Co. Ltd.	92,300	1,402
	Outsourcing Inc.	296,200	1,400
	Hosiden Corp.	164,067	1,400
	Argo Graphics Inc.	44,200	1,384
	Inabata & Co. Ltd.	124,800	1,384
	Sato Holdings Corp.	67,200	1,382

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hyakujushi Bank Ltd.	77,500	1,379
^	Miroku Jyoho Service Co. Ltd.	54,200	1,367
	Nikkiso Co. Ltd.	175,061	1,362
	Shoei Co. Ltd.	71,500	1,360
	Sanken Electric Co. Ltd.	65,129	1,357
	Cybozu Inc.	70,000	1,355
	Exedy Corp.	84,100	1,355
^	Shoei Foods Corp.	37,100	1,352
	Kisoji Co. Ltd.	61,460	1,347
	Tokai Tokyo Financial Holdings Inc.	633,500	1,346
	Keihanshin Building Co. Ltd.	104,200	1,345
	Mitsuuroko Group Holdings Co. Ltd.	130,300	1,341
	Tokai Corp.	51,800	1,341
	UACJ Corp.	81,885	1,334
	Seiko Holdings Corp.	79,958	1,328
	Nippon Steel Trading Corp.	42,049	1,325
	Solasto Corp.	129,800	1,322
	Ryoyo Electro Corp.	58,842	1,321
	Shibaura Machine Co. Ltd.	66,600	1,310
	Comture Corp.	65,000	1,309
*	RENOVA Inc.	130,000	1,306
	Osaka Soda Co. Ltd.	57,100	1,303
	Fujimori Kogyo Co. Ltd.	44,000	1,295
	Nitto Kogyo Corp.	76,588	1,290
	Yodogawa Steel Works Ltd.	81,833	1,287
	Ringer Hut Co. Ltd.	64,200	1,286
	Ai Holdings Corp.	104,000	1,285
	Relia Inc.	121,400	1,280
	Toho Bank Ltd.	547,964	1,276
	Nohmi Bosai Ltd.	62,800	1,264
	Noritake Co. Ltd.	38,500	1,261
	Yokowo Co. Ltd.	55,837	1,260
	Shima Seiki Manufacturing Ltd.	83,100	1,251
	Chofu Seisakusho Co. Ltd.	57,100	1,250
	Kurabo Industries Ltd.	54,600	1,250
	METAWATER Co. Ltd.	31,400	1,249
	Teikoku Sen-I Co. Ltd.	60,884	1,241
	Trancom Co. Ltd.	18,700	1,239
	T Hasegawa Co. Ltd.	61,700	1,237
	Musashino Bank Ltd.	98,200	1,237
	Hamakyorex Co. Ltd.	45,200	1,236
	Yuasa Trading Co. Ltd.	45,800	1,232
	eRex Co. Ltd.	88,300	1,230
	MCJ Co. Ltd.	184,800	1,226
	Dip Corp.	57,400	1,225
	Nissin Electric Co. Ltd.	131,700	1,223
	Daibiru Corp.	133,643	1,223
	Royal Holdings Co. Ltd.	73,900	1,217
*	Mitsui E&S Holdings Co. Ltd.	214,700	1,213
	Senshu Ikeda Holdings Inc.	776,700	1,212
	Aomori Bank Ltd.	56,961	1,203
	T-Gaia Corp.	60,500	1,202
	Jaccs Co. Ltd.	71,800	1,192
	Hirata Corp.	24,811	1,190
	Hiday Hidaka Corp.	77,019	1,188
	Sanyo Chemical Industries Ltd.	30,154	1,188
	Kanematsu Electronics Ltd.	34,900	1,184
	Maeda Kosen Co. Ltd.	61,000	1,177
	Restar Holdings Corp.	73,000	1,177
	United Arrows Ltd.	75,267	1,173
	Tsugami Corp.	135,800	1,173
	Japan Securities Finance Co. Ltd.	248,641	1,170
	Idec Corp.	79,700	1,167
	Chubu Shiryo Co. Ltd.	76,100	1,167

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Yellow Hat Ltd.	83,600	1,162
	Wakita & Co. Ltd.	125,600	1,157
	Rorze Corp.	28,100	1,156
	Nichicon Corp.	175,083	1,154
	Marudai Food Co. Ltd.	63,218	1,153
	Nippon Koei Co. Ltd.	40,200	1,151
*	euglena Co. Ltd.	201,200	1,145
	Bunka Shutter Co. Ltd.	156,800	1,145
	S Foods Inc.	54,200	1,144
	Bell System24 Holdings Inc.	96,700	1,144
*	KYB Corp.	56,900	1,144
*	Optim Corp.	57,738	1,144
^	Inageya Co. Ltd.	71,200	1,143
	Chugoku Marine Paints Ltd.	149,400	1,142
	S-Pool Inc.	167,160	1,142
	Taiko Pharmaceutical Co. Ltd.	74,437	1,140
	Pacific Industrial Co. Ltd.	134,500	1,140
	Tsukishima Kikai Co. Ltd.	100,900	1,137
	NichiiGakkan Co. Ltd.	112,800	1,132
	Bank of the Ryukyus Ltd.	121,067	1,130
	Doutor Nichires Holdings Co. Ltd.	74,537	1,128
	Aruhi Corp.	97,426	1,126
	Bank of Iwate Ltd.	48,024	1,123
	SAMTY Co. Ltd.	86,800	1,123
^	COLOPL Inc.	137,300	1,122
	Plenus Co. Ltd.	68,400	1,120
	Aoyama Trading Co. Ltd.	131,700	1,113
	Adastria Co. Ltd.	80,400	1,111
	Optex Group Co. Ltd.	97,600	1,111
	Maxell Holdings Ltd.	120,700	1,110
	Sanyo Denki Co. Ltd.	25,200	1,107
	Noritz Corp.	98,887	1,100
	Aida Engineering Ltd.	160,206	1,100
	Sakata INX Corp.	122,700	1,096
^	Kura Sushi Inc.	28,200	1,093
	Fujicco Co. Ltd.	60,605	1,089
	Bank of Nagoya Ltd.	51,712	1,085
	Uchida Yoko Co. Ltd.	24,700	1,083
	Seikagaku Corp.	108,964	1,079
	Okuwa Co. Ltd.	79,300	1,079
	Broadleaf Co. Ltd.	232,500	1,076
	Pack Corp.	33,900	1,073
	Daito Pharmaceutical Co. Ltd.	31,800	1,070
	Kanto Denka Kogyo Co. Ltd.	134,300	1,068
	Maruzen Showa Unyu Co. Ltd.	45,500	1,067
	Computer Engineering & Consulting Ltd.	69,570	1,064
	Yamagata Bank Ltd.	90,185	1,063
	Joshin Denki Co. Ltd.	54,626	1,059
	Gree Inc.	268,700	1,056
	LIXIL VIVA Corp.	61,900	1,054
	Tokyu Construction Co. Ltd.	202,700	1,048
	Tsurumi Manufacturing Co. Ltd.	59,700	1,044
	Musashi Seimitsu Industry Co. Ltd.	128,730	1,042
	Nishimatsuya Chain Co. Ltd.	131,600	1,041
	Oiles Corp.	80,308	1,039
	Ricoh Leasing Co. Ltd.	38,606	1,028
	Nippon Ceramic Co. Ltd.	55,500	1,027
	Organo Corp.	19,300	1,025
	Onward Holdings Co. Ltd.	327,456	1,025
	Star Micronics Co. Ltd.	92,798	1,024
*	M&A Capital Partners Co. Ltd.	36,800	1,024
	Ehime Bank Ltd.	100,400	1,018
	Piolax Inc.	68,400	1,018
	Toppan Forms Co. Ltd.	115,900	1,018

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Nitta Corp.	56,900	1,018
	Yokohama Reito Co. Ltd.	120,400	1,016
	J-Oil Mills Inc.	26,600	1,015
^	DyDo Group Holdings Inc.	25,644	1,014
	Kyokuto Kaihatsu Kogyo Co. Ltd.	86,900	1,014
	Dai-Dan Co. Ltd.	40,500	1,013
	Daiho Corp.	48,000	1,005
	KFC Holdings Japan Ltd.	41,700	1,005
	Monex Group Inc.	511,287	1,002
	Futaba Corp.	107,132	1,000
	Hokuto Corp.	55,724	998
*,^	Chiyoda Corp.	439,600	990
	Meisei Industrial Co. Ltd.	135,800	988
	Japan Pulp & Paper Co. Ltd.	29,700	987
	Torii Pharmaceutical Co. Ltd.	35,800	986
	Tonami Holdings Co. Ltd.	20,000	984
	Nippon Road Co. Ltd.	16,300	983
	Itochu Enex Co. Ltd.	131,700	978
	EPS Holdings Inc.	94,000	978
	Konishi Co. Ltd.	74,600	976
	Riken Keiki Co. Ltd.	50,600	974
	Yondoshi Holdings Inc.	60,100	974
	Zenrin Co. Ltd.	92,350	973
	Geo Holdings Corp.	74,300	973
	Shikoku Chemicals Corp.	95,700	972
	Fukui Bank Ltd.	66,055	968
	Sintokogio Ltd.	139,600	965
	Vital KSK Holdings Inc.	95,200	965
	Fukushima Galilei Co. Ltd.	32,700	962
	Pressance Corp.	93,848	960
	San ju San Financial Group Inc.	66,752	952
	TPR Co. Ltd.	81,329	949
	Zuken Inc.	42,100	948
	Gakken Holdings Co. Ltd.	57,600	948
	Sanyo Electric Railway Co. Ltd.	47,984	947
	Furukawa Co. Ltd.	92,498	945
	Key Coffee Inc.	45,593	945
	Miyazaki Bank Ltd.	43,793	944
	Ryobi Ltd.	79,787	940
	TSI Holdings Co. Ltd.	242,500	939
	ValueCommerce Co. Ltd.	45,800	938
	Mizuno Corp.	53,956	936
	Riso Kagaku Corp.	69,684	935
	Tokushu Tokai Paper Co. Ltd.	24,800	935
	Kaga Electronics Co. Ltd.	51,500	931
	Nishio Rent All Co. Ltd.	45,200	931
	Unipres Corp.	105,480	925
	JM Holdings Co. Ltd.	37,800	925
	Taihei Dengyo Kaisha Ltd.	45,100	922
	Aichi Steel Corp.	34,502	922
^	Nippon Carbon Co. Ltd.	29,900	917
	Tamura Corp.	222,100	911
^	Fuji Co. Ltd.	56,900	909
	Dexerials Corp.	138,200	907
	Takasago International Corp.	42,600	903
	Daiichi Jitsugyo Co. Ltd.	26,700	903
	Starzen Co. Ltd.	22,000	898
	Riken Vitamin Co. Ltd.	46,400	892
	Komori Corp.	126,500	887
	TOC Co. Ltd.	142,946	887
	Hibiya Engineering Ltd.	51,500	885
	Konoike Transport Co. Ltd.	82,100	885
	Obara Group Inc.	33,940	879
	Takamatsu Construction Group Co. Ltd.	42,700	877

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	ESPEC Corp.	54,708	875
	Oita Bank Ltd.	43,807	873
*,^	I'll Inc.	53,800	871
	V Technology Co. Ltd.	25,200	870
	Fujibo Holdings Inc.	32,400	866
	Ines Corp.	65,800	863
^	Kitanotatsujin Corp.	181,600	863
	Fujio Food System Co. Ltd.	69,900	855
	SBS Holdings Inc.	50,500	854
	Mitsui-Soko Holdings Co. Ltd.	62,652	849
	Nippon Kanzai Co. Ltd.	49,600	848
	Sumitomo Densetsu Co. Ltd.	40,600	845
	Nissha Co. Ltd.	115,160	841
	Kappa Create Co. Ltd.	68,388	841
	Tsubaki Nakashima Co. Ltd.	119,800	841
	Sodick Co. Ltd.	121,878	840
	TechMatrix Corp.	33,600	839
	Matsuyafoods Holdings Co. Ltd.	23,300	837
*	Nippon Sheet Glass Co. Ltd.	264,400	836
^	Yamashin-Filter Corp.	106,213	830
	Toyo Construction Co. Ltd.	207,700	829
^	Financial Products Group Co. Ltd.	174,700	829
	Mitsui Sugar Co. Ltd.	41,500	828
	Okabe Co. Ltd.	117,535	825
	Mitsuboshi Belting Ltd.	60,200	824
	Monogatari Corp.	13,770	819
	Denyo Co. Ltd.	43,300	815
	Modec Inc.	57,488	815
	Shin Nippon Air Technologies Co. Ltd.	39,200	814
	Shin-Etsu Polymer Co. Ltd.	104,400	814
	Siix Corp.	99,700	812
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	38,403	810
	Futaba Industrial Co. Ltd.	170,200	809
	Mimasu Semiconductor Industry Co. Ltd.	41,700	807
*,^	Raksul Inc.	35,400	806
	Hosokawa Micron Corp.	17,700	806
	LEC Inc.	72,948	805
	Shikoku Bank Ltd.	103,440	803
	Takara Leben Co. Ltd.	244,900	802
	Central Security Patrols Co. Ltd.	19,795	801
*	Change Inc.	20,600	798
	Daikyonishikawa Corp.	161,100	798
	Doshisha Co. Ltd.	64,100	789
	Megachips Corp.	52,381	788
	Kyoei Steel Ltd.	61,112	777
	Denki Kogyo Co. Ltd.	33,580	775
	Canon Electronics Inc.	52,594	770
	Tosei Corp.	79,000	767
	Cawachi Ltd.	32,400	766
	EM Systems Co. Ltd.	102,600	756
	Aichi Bank Ltd.	25,804	754
	Micronics Japan Co. Ltd.	94,200	752
	Tamron Co. Ltd.	45,100	750
	Tokyo Kiraboshi Financial Group Inc.	76,966	749
	Mie Kotsu Group Holdings Inc.	167,600	746
	Shinko Shoji Co. Ltd.	92,400	745
*,^	Japan Display Inc.	1,839,800	743
	Qol Holdings Co. Ltd.	67,199	743
	YAMABIKO Corp.	96,300	742
	Kanagawa Chuo Kotsu Co. Ltd.	19,700	741
	Optorun Co. Ltd.	27,200	739
	Mitsui High-Tec Inc.	65,900	738
	Sinko Industries Ltd.	56,841	738
	Bando Chemical Industries Ltd.	123,400	735

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hioki EE Corp.	25,800	734
	JVCKenwood Corp.	461,540	734
	Anest Iwata Corp.	94,700	733
	Nichiden Corp.	38,400	732
	FULLCAST Holdings Co. Ltd.	57,746	731
	PAL GROUP Holdings Co. Ltd.	62,300	729
	Sanshin Electronics Co. Ltd.	52,300	728
	Tekken Corp.	36,800	727
	Tachibana Eletech Co. Ltd.	52,834	726
	Kenko Mayonnaise Co. Ltd.	39,400	724
	Iino Kaiun Kaisha Ltd.	241,036	717
	Arcland Sakamoto Co. Ltd.	75,200	717
	Elan Corp.	45,200	716
	Valqua Ltd.	43,000	715
	Sinfonia Technology Co. Ltd.	75,500	715
	Sakai Chemical Industry Co. Ltd.	42,609	714
	Ichikoh Industries Ltd.	161,166	713
	YAKUODO Holdings Co. Ltd.	30,000	711
	Halows Co. Ltd.	25,500	709
	Nittetsu Mining Co. Ltd.	17,500	708
^	Sourcenext Corp.	241,700	706
	Komatsu Matere Co. Ltd.	101,000	705
	Hoosiers Holdings	124,600	703
	Goldcrest Co. Ltd.	46,480	701
	Future Corp.	52,700	697
*,^	BrainPad Inc.	14,219	696
	Tachi-S Co. Ltd.	79,500	696
	Icom Inc.	28,200	695
	Sumitomo Seika Chemicals Co. Ltd.	25,300	694
	Oyo Corp.	59,200	693
	Poletowin Pitcrew Holdings Inc.	83,500	690
	Noritsu Koki Co. Ltd.	59,700	689
	Union Tool Co.	27,100	688
^	Nextage Co. Ltd.	101,900	687
	Itochu-Shokuhin Co. Ltd.	15,600	686
	Tayca Corp.	49,132	686
	VT Holdings Co. Ltd.	249,500	686
	Koa Corp.	82,300	681
	Macromill Inc.	107,200	680
	Avex Inc.	89,600	678
	Alpen Co. Ltd.	43,800	672
	SB Technology Corp.	27,000	670
	Sinanen Holdings Co. Ltd.	26,100	668
	Nippon Thompson Co. Ltd.	193,400	668
	Daiken Corp.	44,900	668
	Rheon Automatic Machinery Co. Ltd.	59,015	668
	Riken Corp.	25,000	667
	Akita Bank Ltd.	49,300	661
^	Rock Field Co. Ltd.	54,568	661
	Chukyo Bank Ltd.	33,800	660
	Daiwa Industries Ltd.	76,900	660
*	Intage Holdings Inc.	92,200	660
^	Insource Co. Ltd.	29,900	656
^	AOKI Holdings Inc.	107,904	656
	SWCC Showa Holdings Co. Ltd.	63,900	655
	Advan Co. Ltd.	65,400	654
	Nagatanien Holdings Co. Ltd.	31,800	654
	Asahi Diamond Industrial Co. Ltd.	146,822	654
^	Kyosan Electric Manufacturing Co. Ltd.	137,800	653
	Taki Chemical Co. Ltd.	13,400	653
^	Matsuya Co. Ltd.	113,200	651
	Pacific Metals Co. Ltd.	42,008	648
	Chiyoda Co. Ltd.	67,500	647
	St. Marc Holdings Co. Ltd.	38,600	645

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Belluna Co. Ltd.	137,900	644
	Marusan Securities Co. Ltd.	168,955	643
	Kamei Corp.	65,600	643
^	Kintetsu Department Store Co. Ltd.	26,600	642
	Sankyo Tateyama Inc.	77,500	639
	Sagami Holdings Corp.	55,596	638
	Media Do Holdings Co. Ltd.	16,621	637
	Toa Corp.	48,500	636
	OPT Holding Inc.	47,145	636
	CONEXIO Corp.	47,200	635
	Sun Frontier Fudousan Co. Ltd.	79,800	634
	ASKA Pharmaceutical Co. Ltd.	61,200	633
	Japan Transcity Corp.	138,492	633
	Feed One Co. Ltd.	405,100	632
	Kyokuyo Co. Ltd.	26,400	631
	Nissei ASB Machine Co. Ltd.	23,400	630
*	Curves Holdings Co. Ltd.	131,308	629
	OSJB Holdings Corp.	291,994	628
	Mitsubishi Research Institute Inc.	18,500	627
	Yamanashi Chuo Bank Ltd.	84,162	627
	IDOM Inc.	156,200	625
	Nippon Yakin Kogyo Co. Ltd.	40,579	623
	Toenec Corp.	20,500	621
	G-7 Holdings Inc.	28,600	621
	Press Kogyo Co. Ltd.	251,600	620
	Daido Metal Co. Ltd.	124,200	620
	K&O Energy Group Inc.	42,000	617
	Keiyo Co. Ltd.	115,500	617
	Arcland Service Holdings Co. Ltd.	39,700	616
	Teikoku Electric Manufacturing Co. Ltd.	50,200	616
	CI Takiron Corp.	113,200	615
	Toyo Corp.	64,617	615
	Foster Electric Co. Ltd.	56,485	614
	Maxvalu Tokai Co. Ltd.	29,600	614
	Enplas Corp.	29,053	610
	Fixstars Corp.	60,800	610
	Tenma Corp.	42,200	609
	Tanseisha Co. Ltd.	94,900	609
	G-Tekt Corp.	59,500	609
	Topy Industries Ltd.	51,779	605
	Alconix Corp.	58,614	602
	Dai Nippon Toryo Co. Ltd.	70,400	602
	Towa Corp.	69,465	600
	Ishihara Sangyo Kaisha Ltd.	100,300	596
	Nihon Chouzai Co. Ltd.	36,000	596
	Fukuda Corp.	15,400	593
	Amuse Inc.	28,500	593
	Katakura Industries Co. Ltd.	61,400	591
	Achilles Corp.	40,000	590
	Riso Kyoiku Co. Ltd.	248,100	589
	Towa Bank Ltd.	95,300	589
	Yurtec Corp.	104,900	589
*	KLab Inc.	87,060	589
	Sanyo Special Steel Co. Ltd.	67,470	589
	KAWADA TECHNOLOGIES Inc.	12,500	583
	World Co. Ltd.	49,600	582
	Nissin Sugar Co. Ltd.	32,725	578
	Daikokutenbussan Co. Ltd.	14,100	578
	Kansai Super Market Ltd.	54,900	578
	Kurimoto Ltd.	34,500	572
	Proto Corp.	64,000	572
	Koshidaka Holdings Co. Ltd.	131,608	571
	Fujiya Co. Ltd.	30,400	571
	Shibusawa Warehouse Co. Ltd.	27,409	570

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Osaki Electric Co. Ltd.	118,200	568
	Riken Technos Corp.	138,400	567
	Stella Chemifa Corp.	26,000	567
	Yorozu Corp.	53,576	566
	Kanaden Corp.	49,100	566
	Sumitomo Riko Co. Ltd.	105,700	565
	ES-Con Japan Ltd.	83,800	564
	Neturen Co. Ltd.	103,900	564
	Alpha Systems Inc.	19,200	563
	Toyo Tanso Co. Ltd.	41,010	563
	Akatsuki Inc.	15,000	562
	Arakawa Chemical Industries Ltd.	47,400	562
	LIFULL Co. Ltd.	183,500	560
	Shimizu Bank Ltd.	33,100	558
	Kamakura Shinsho Ltd.	55,800	556
	Koatsu Gas Kogyo Co. Ltd.	81,400	555
	Hochiki Corp.	42,200	553
	GLOBERIDE Inc.	31,000	553
*,^	Atrae Inc.	23,208	552
	Kyodo Printing Co. Ltd.	21,400	551
	Weathernews Inc.	16,000	546
	Nitto Kohki Co. Ltd.	31,300	546
	Shinwa Co. Ltd.	32,900	545
	Genky DrugStores Co. Ltd.	23,900	545
	Hodogaya Chemical Co. Ltd.	16,800	545
	Warabeya Nichiyo Holdings Co. Ltd.	37,400	544
	Tsukui Corp.	132,000	540
	WDB Holdings Co. Ltd.	23,012	536
	Yahagi Construction Co. Ltd.	72,500	536
^	JDC Corp.	109,500	533
	Toho Titanium Co. Ltd.	94,000	532
	CMK Corp.	137,900	532
	Pasona Group Inc.	53,200	528
	Shinnihon Corp.	73,800	525
	Furuno Electric Co. Ltd.	70,500	525
	Nippon Parking Development Co. Ltd.	433,300	523
	Cosel Co. Ltd.	62,200	521
	Fukui Computer Holdings Inc.	19,400	520
^	Nippon Chemi-Con Corp.	45,881	517
	Xebio Holdings Co. Ltd.	62,408	516
*	RPA Holdings Inc.	77,830	514
	Shindengen Electric Manufacturing Co. Ltd.	22,200	512
	Dai-ichi Seiko Co. Ltd.	24,100	511
	Japan Medical Dynamic Marketing Inc.	35,018	510
	Chiyoda Integre Co. Ltd.	31,300	510
*	Nippon Sharyo Ltd.	19,900	509
	Nichiban Co. Ltd.	36,400	509
	Fuji Pharma Co. Ltd.	46,600	503
*	Vision Inc.	72,865	502
	Aichi Corp.	74,500	499
^	Yonex Co. Ltd.	113,900	497
	Aisan Industry Co. Ltd.	93,700	497
	Hokkaido Gas Co. Ltd.	33,800	493
	Ministop Co. Ltd.	35,700	493
	Nippon Beet Sugar Manufacturing Co. Ltd.	31,400	491
^	YA-MAN Ltd.	77,800	491
	WATAMI Co. Ltd.	51,200	490
	FAN Communications Inc.	116,500	490
	Michinoku Bank Ltd.	47,900	488
	Aiphone Co. Ltd.	34,400	488
	France Bed Holdings Co. Ltd.	59,600	487
*	Unitika Ltd.	162,400	487
	Eagle Industry Co. Ltd.	77,200	486
	Godo Steel Ltd.	25,800	485

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	FIDEA Holdings Co. Ltd.	480,400	480
	BRONCO BILLY Co. Ltd.	25,100	479
^	RS Technologies Co. Ltd.	19,900	479
	Iseki & Co. Ltd.	43,187	476
	ZIGExN Co. Ltd.	163,200	476
	Chori Co. Ltd.	30,400	475
	Onoken Co. Ltd.	44,500	474
	Nissin Corp.	32,200	473
^	PIA Corp.	17,200	468
*	OSAKA Titanium Technologies Co. Ltd.	53,700	466
^	J Trust Co. Ltd.	240,000	466
	Zuiko Corp.	11,300	464
	Tatsuta Electric Wire and Cable Co. Ltd.	95,300	463
*	Toho Zinc Co. Ltd.	37,878	462
	Juki Corp.	84,318	462
*	Vector Inc.	70,000	458
	Ryoden Corp.	37,200	458
	Tokyo Electron Device Ltd.	18,100	458
	PC Depot Corp.	91,240	457
	Rokko Butter Co. Ltd.	34,300	455
*	Nippon Denko Co. Ltd.	328,490	453
	Toa Corp.	68,200	453
	Maezawa Kyuso Industries Co. Ltd.	24,500	452
*,^	Tama Home Co. Ltd.	38,900	451
	Fudo Tetra Corp.	35,820	447
	Jimoto Holdings Inc.	498,282	446
	Honeys Holdings Co. Ltd.	43,790	444
	ST Corp.	31,500	444
	Sankyo Seiko Co. Ltd.	102,997	443
	JAC Recruitment Co. Ltd.	41,800	438
	Nihon Nohyaku Co. Ltd.	108,300	433
	Sparx Group Co. Ltd.	268,400	430
	Kita-Nippon Bank Ltd.	23,900	429
	CTS Co. Ltd.	76,342	425
	Tochigi Bank Ltd.	294,412	425
*	Mitsuba Corp.	100,724	423
	Torishima Pump Manufacturing Co. Ltd.	61,900	422
^	Toho Co. Ltd.	26,200	421
	Melco Holdings Inc.	18,100	421
	SRA Holdings	21,000	419
	Asahi Co. Ltd.	34,700	417
^	Link And Motivation Inc.	126,300	416
	ASAHI YUKIZAI Corp.	34,711	416
	Matsuda Sangyo Co. Ltd.	34,000	416
	Pronexus Inc.	41,335	415
	Mars Group Holdings Corp.	26,600	415
	Sanoh Industrial Co. Ltd.	64,100	414
	Fuso Pharmaceutical Industries Ltd.	20,500	412
	MTI Ltd.	80,300	412
	Moriroku Holdings Co. Ltd.	30,100	411
	JSP Corp.	31,800	410
^	JP-Holdings Inc.	163,800	410
	Krosaki Harima Corp.	11,600	408
	Sekisui Plastics Co. Ltd.	72,900	408
	Roland DG Corp.	33,000	405
	Ichiyoshi Securities Co. Ltd.	96,700	405
	Hokkan Holdings Ltd.	28,500	404
	Tomoku Co. Ltd.	28,000	402
*	Akebono Brake Industry Co. Ltd.	217,383	397
	Toyo Kanetsu KK	22,400	397
	Taisei Lamick Co. Ltd.	16,300	395
	Marvelous Inc.	79,200	395
	Sumida Corp.	60,609	394
	GCA Corp.	65,300	393

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,^	COOKPAD Inc.	128,600	391
^	Happinet Corp.	39,600	390
	Tosho Co. Ltd.	43,000	388
	SMK Corp.	16,200	387
	Hisaka Works Ltd.	56,300	386
	Gurunavi Inc.	72,400	386
	Tokyo Energy & Systems Inc.	56,800	384
^	Kourakuen Holdings Corp.	27,600	375
	NS United Kaiun Kaisha Ltd.	27,800	371
	Artnature Inc.	58,900	371
	NEC Capital Solutions Ltd.	21,300	371
	Bank of Saga Ltd.	35,700	370
	CMIC Holdings Co. Ltd.	25,200	363
	Meiko Network Japan Co. Ltd.	49,663	361
	Tv Tokyo Holdings Corp.	16,100	358
	Itoki Corp.	118,100	357
	Kato Works Co. Ltd.	31,241	356
	Yushin Precision Equipment Co. Ltd.	57,700	356
	Wowow Inc.	15,000	355
	Nihon Tokushu Toryo Co. Ltd.	44,400	354
	Nihon Trim Co. Ltd.	12,500	352
	Tsukuba Bank Ltd.	221,100	352
	Elematec Corp.	46,200	351
	Corona Corp. Class A	39,400	349
	Osaka Steel Co. Ltd.	31,900	349
	Yomiuri Land Co. Ltd.	10,800	347
	Studio Alice Co. Ltd.	25,700	346
	Shimojima Co. Ltd.	30,000	345
^	Fujita Kanko Inc.	21,400	345
	World Holdings Co. Ltd.	26,000	344
	Okura Industrial Co. Ltd.	23,600	344
	Sanei Architecture Planning Co. Ltd.	30,800	342
	Maezawa Kasei Industries Co. Ltd.	33,800	339
	BeNEXT Group Inc.	54,092	338
	Kasai Kogyo Co. Ltd.	72,500	337
^	Central Sports Co. Ltd.	16,375	337
	Kitano Construction Corp.	13,700	330
^	Japan Best Rescue System Co. Ltd.	46,565	329
	Gun-Ei Chemical Industry Co. Ltd.	13,700	327
	Fujikura Kasei Co. Ltd.	70,000	323
^	Shin Nippon Biomedical Laboratories Ltd.	55,500	321
*	Open Door Inc.	36,100	320
*	Gunosy Inc.	39,900	320
	Chuetsu Pulp & Paper Co. Ltd.	25,400	318
*	Medical Data Vision Co. Ltd.	45,000	316
*	Istyle Inc.	142,700	315
	Tsutsumi Jewelry Co. Ltd.	20,400	315
	Yushiro Chemical Industry Co. Ltd.	29,400	312
	Fujitsu Frontech Ltd.	31,200	311
	Kitagawa Corp.	22,000	311
	Chiba Kogyo Bank Ltd.	142,100	310
^	CHIMNEY Co. Ltd.	20,000	301
	Hakuto Co. Ltd.	33,100	300
^	Aeon Fantasy Co. Ltd.	19,200	300
	Toli Corp.	126,201	299
^	Tokyo Individualized Educational Institute Inc.	58,512	293
	CAC Holdings Corp.	28,900	290
	Daisyo Corp.	25,800	288
	Chuo Spring Co. Ltd.	11,300	286
	Sanyo Shokai Ltd.	34,242	286
	Toa Oil Co. Ltd.	17,400	285
	Seika Corp.	27,100	282
*	W-Scope Corp.	85,500	281
	Kyokuto Securities Co. Ltd.	61,200	279

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Inaba Seisakusho Co. Ltd.	22,200	269
^	Airtrip Corp.	29,918	269
	Namura Shipbuilding Co. Ltd.	156,548	268
	Mitsui Matsushima Holdings Co. Ltd.	34,500	268
	Hito Communications Holdings Inc.	29,466	266
	Space Value Holdings Co. Ltd.	83,600	264
	Sac's Bar Holdings Inc.	50,850	261
*	KNT-CT Holdings Co. Ltd.	30,900	259
	Tokyo Rakutenchi Co. Ltd.	6,900	259
	Takihyo Co. Ltd.	17,000	255
*	Mitsubishi Steel Manufacturing Co. Ltd.	35,300	254
	Mitsubishi Paper Mills Ltd.	71,400	252
^	Linical Co. Ltd.	30,500	249
	Takaoka Toko Co. Ltd.	28,500	246
	Japan Cash Machine Co. Ltd.	48,200	246
	Kojima Co. Ltd.	66,800	243
	Daikoku Denki Co. Ltd.	22,400	242
	Gecoss Corp.	29,900	241
*,^	Toyo Engineering Corp.	66,535	233
	Cleanup Corp.	47,300	227
^	Ohara Inc.	26,088	221
	Fuji Oil Co. Ltd.	128,000	219
	Takamiya Co. Ltd.	56,000	219
*	Sanden Holdings Corp.	66,800	214
	Airport Facilities Co. Ltd.	52,800	211
	Nisso Corp.	47,000	207
^	Nippon Coke & Engineering Co. Ltd.	398,600	206
	Taiho Kogyo Co. Ltd.	40,700	196
*	Funai Electric Co. Ltd.	46,600	193
	Sumitomo Precision Products Co. Ltd.	9,300	190
*	FDK Corp.	40,214	190
*	Tokyo Rope Manufacturing Co. Ltd.	36,700	180
	Jamco Corp.	29,600	180
	Ateam Inc.	26,400	173
^	Pepper Food Service Co. Ltd.	39,454	172
	Nakayama Steel Works Ltd.	48,200	169
	Paris Miki Holdings Inc.	64,700	160
*	Aplus Financial Co. Ltd.	274,300	160
*,^	Right On Co. Ltd.	32,000	140
	Mitsui Fudosan Logistics Park Inc.	32	126
*	Tokyo Base Co. Ltd.	46,700	125
	Fields Corp.	36,500	112
*,^	Laox Co. Ltd.	79,500	108
*,^	Tateru Inc.	97,800	102
	Lasertec Corp.	1,200	79
	JCR Pharmaceuticals Co. Ltd.	300	29
	Ship Healthcare Holdings Inc.	600	27
	SMS Co. Ltd.	900	20
	Toshiba TEC Corp.	600	20
	Sushiro Global Holdings Ltd.	1,200	19
	Kotobuki Spirits Co. Ltd.	300	12
			910,454
Kuwait (0.1%)
*	Warba Bank KSCP	2,455,737	1,674
	National Industries Group Holding SAK	2,967,861	1,633
	Kuwait Projects Co. Holding KSCP	2,019,791	1,114
*	Kuwait International Bank KSCP	1,672,230	980
	Integrated Holding Co. KCSC	429,387	582
*	Alimtiaz Investment Group KSC	2,052,590	544
			6,527
Malaysia (0.8%)
	Carlsberg Brewery Malaysia Bhd.	425,800	2,717
	Genting Plantations Bhd.	1,179,073	2,607
	Kossan Rubber Industries	1,885,300	2,459

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Inari Amertron Bhd.	6,404,200	2,097
	Bursa Malaysia Bhd.	1,492,054	2,058
	TIME dotCom Bhd.	901,500	2,050
	IGB REIT	5,014,400	2,016
	My EG Services Bhd.	6,304,300	1,851
	Sunway REIT	4,967,500	1,810
	Sunway Bhd.	4,603,588	1,672
	Yinson Holdings Bhd.	1,373,100	1,651
	Axis REIT	3,248,100	1,472
	Malakoff Corp. Bhd.	7,305,800	1,471
	KPJ Healthcare Bhd.	6,992,100	1,451
	Frontken Corp. Bhd.	2,776,300	1,430
*	Supermax Corp. Bhd.	2,404,047	1,379
	Berjaya Sports Toto Bhd.	2,387,800	1,284
	Serba Dinamik Holdings Bhd.	3,239,116	1,188
	Pentamaster Corp. Bhd.	1,228,600	1,183
	Magnum Bhd.	2,277,300	1,162
	Scientex Bhd.	593,700	1,143
	Malaysia Building Society Bhd.	6,200,200	912
	Pavilion REIT	2,366,900	891
	DRB-Hicom Bhd.	2,515,427	820
	VS Industry Bhd.	3,705,175	791
	Syarikat Takaful Malaysia Keluarga Bhd.	746,300	762
	SP Setia Bhd Group	3,839,600	720
	Malaysian Resources Corp. Bhd.	6,414,338	717
[1]	Lotte Chemical Titan Holding Bhd.	1,690,705	664
	Padini Holdings Bhd.	1,078,400	625
	Sunway Construction Group Bhd.	1,403,440	608
	AEON Credit Service M Bhd.	281,400	594
	Bermaz Auto Bhd.	1,876,240	591
*	Leong Hup International Bhd.	3,890,300	571
	Cahya Mata Sarawak Bhd.	1,620,900	517
	Sapura Energy Bhd.	26,207,700	514
*	Berjaya Corp. Bhd.	9,566,092	432
*	Bumi Armada Bhd.	10,089,500	386
*	Velesto Energy Bhd.	11,123,380	375
*	WCT Holdings Bhd.	2,430,621	283
	Muhibbah Engineering M Bhd.	1,079,400	258
	Pos Malaysia Bhd.	1,060,400	213
*	AirAsia X Bhd.	5,694,250	144
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	59
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	878,820	54
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	34
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	23
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	12
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	7
*,§	OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	—
*,§	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	—
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	—
			48,728
Mexico (0.4%)
	PLA Administradora Industrial S de RL de CV	2,303,163	2,388
	Qualitas Controladora SAB de CV	542,376	2,236
	Corp Inmobiliaria Vesta SAB de CV	1,608,642	2,205
	Bolsa Mexicana de Valores SAB de CV	1,205,666	2,190
	Prologis Property Mexico SA de CV	1,321,024	2,154
[1]	Macquarie Mexico Real Estate Management SA de CV	2,234,144	1,846
*	Genomma Lab Internacional SAB de CV Class B	2,170,052	1,748
*	La Comer SAB de CV	1,371,797	1,434
	Grupo Cementos de Chihuahua SAB de CV	480,800	1,396
	Gentera SAB de CV	3,253,700	1,293
*	Grupo Comercial Chedraui SA de CV	875,700	1,050
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,109,808	1,039
	Grupo Herdez SAB de CV	618,383	766

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Axtel SAB de CV	3,952,051	459
*	Credito Real SAB de CV SOFOM ER	725,168	436
*	Hoteles City Express SAB de CV	1,084,501	324
[1]	Nemak SAB de CV	1,727,264	322
	Grupo Rotoplas SAB de CV	478,693	272
	Consorcio ARA SAB de CV	1,919,687	235
*	Unifin Financiera SAB de CV	303,341	165
			23,958
Netherlands (1.3%)
	Imcd NV	154,112	13,609
*	BE Semiconductor Industries NV	208,915	8,646
	Corbion NV	172,044	6,185
	SBM Offshore NV	477,768	6,056
	TKH Group NV	122,710	4,305
[1]	Intertrust NV	256,732	4,041
	Aperam SA	137,757	3,569
*	Arcadis NV	208,506	3,242
[1]	Flow Traders	80,967	2,701
	PostNL NV	1,361,324	2,346
*,1	Basic-Fit NV	109,607	2,227
	Nsi NV	52,037	2,096
	Eurocommercial Properties NV	139,947	1,559
	Sligro Food Group NV	99,306	1,551
	TomTom NV	196,801	1,550
^	AMG Advanced Metallurgical Group NV	88,461	1,488
*	Koninklijke BAM Groep NV	713,536	1,192
*	Accell Group NV	62,246	1,163
^	Wereldhave NV	118,745	1,045
	Vastned Retail NV	50,217	926
*,^	Fugro NV	234,184	877
^,1	NIBC Holding NV	115,996	875
*	ForFarmers NV	105,225	700
^,1	B&S Group Sarl	73,061	408
^	Brunel International NV	59,049	373
	ASM International NV	672	74
*	Altice Europe NV	8,493	34
*,§	Wessanen	340	4
*,§	SRH NV	96,364	—
			72,842
New Zealand (0.7%)
	Chorus Ltd.	1,298,539	5,667
	Goodman Property Trust	3,271,229	4,487
	Infratil Ltd.	1,358,026	3,803
	EBOS Group Ltd.	270,050	3,647
	Precinct Properties New Zealand Ltd.	3,121,208	3,032
	Genesis Energy Ltd.	1,463,704	2,503
	Summerset Group Holdings Ltd.	652,070	2,405
	Z Energy Ltd.	1,048,164	1,975
	Freightways Ltd.	433,671	1,761
	Vital Healthcare Property Trust	1,090,222	1,601
	Vector Ltd.	737,320	1,588
	Argosy Property Ltd.	2,385,001	1,540
*	Pushpay Holdings Ltd.	535,012	1,398
	Metlifecare Ltd.	500,657	1,281
*	Synlait Milk Ltd.	292,249	1,220
	Scales Corp. Ltd.	324,005	959
	Heartland Group Holdings Ltd.	1,220,670	837
	Kathmandu Holdings Ltd.	1,568,887	753
*	Restaurant Brands New Zealand Ltd.	91,178	668
*	Oceania Healthcare Ltd.	1,028,338	480
	Vista Group International Ltd.	483,849	367
^	Tourism Holdings Ltd.	432,560	336
	New Zealand Refining Co. Ltd.	549,586	309

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	SKY Network Television Ltd.	1,309,442	224
			42,841
Norway (1.4%)
	TOMRA Systems ASA	319,975	10,632
*	Bakkafrost P/F	148,507	7,327
*	Storebrand ASA	1,370,377	6,879
^,1	Entra ASA	489,751	6,166
	TGS NOPEC Geophysical Co. ASA	339,338	5,197
*,^	Nel ASA	3,619,308	4,430
[1]	Scatec Solar ASA	267,253	3,891
*	SpareBank 1 SR-Bank ASA	516,857	3,282
	Kongsberg Gruppen ASA	222,496	2,859
	Veidekke ASA	314,606	2,793
	SpareBank 1 SMN	376,465	2,735
*	Borregaard ASA	291,539	2,708
*	Nordic Semiconductor ASA	431,883	2,534
	Frontline Ltd.	262,196	2,459
*	Norwegian Finans Holding ASA	457,696	2,442
	Atea ASA	237,813	2,082
	Austevoll Seafood ASA	259,254	2,020
	Grieg Seafood ASA	159,726	1,567
*,1	Sbanken ASA	236,810	1,261
[1]	Elkem ASA	713,425	1,187
	Norway Royal Salmon ASA	45,748	928
^	Dno ASA	1,855,585	838
[1]	BW LPG Ltd.	240,760	821
*	BW Offshore Ltd.	266,127	748
	Sparebank 1 Oestlandet	83,435	679
	Stolt-Nielsen Ltd.	73,816	629
	Ocean Yield ASA	150,417	390
*	Pgs ASA	976,976	349
	Wallenius Wilhelmsen ASA	306,806	338
*,^,1	Aker Solutions ASA	427,279	279
*,^	Borr Drilling Ltd.	244,518	172
*,^	Norwegian Air Shuttle ASA	139,559	120
*	BW Energy Ltd.	51,318	64
			80,806
Pakistan (0.2%)
	Engro Corp. Ltd.	936,596	1,794
*	Hub Power Co. Ltd.	3,065,401	1,605
	MCB Bank Ltd.	1,520,448	1,549
	Lucky Cement Ltd.	528,366	1,549
	Pakistan State Oil Co. Ltd.	1,025,784	989
	Pakistan Oilfields Ltd.	397,580	787
	Bank Alfalah Ltd.	4,019,400	753
	Engro Fertilizers Ltd.	1,724,430	663
	United Bank Ltd.	876,100	584
	Millat Tractors Ltd.	87,271	380
	SUI Northern Gas Pipeline	1,146,200	378
	DG Khan Cement Co. Ltd.	651,086	351
	Nishat Mills Ltd.	671,126	321
	Searle Co. Ltd.	271,503	313
*	National Bank of Pakistan	1,521,000	269
*	SUI Southern Gas Co. Ltd.	2,740,500	233
	Fauji Cement Co. Ltd.	2,042,807	216
	Kot Addu Power Co. Ltd.	1,504,608	215
	Pakistan Telecommunication Co. Ltd.	663,000	32
			12,981
Philippines (0.3%)
	Security Bank Corp.	1,318,849	2,668
	Puregold Price Club Inc.	2,799,900	2,548
	Robinsons Retail Holdings Inc.	1,824,670	2,410
	Robinsons Land Corp.	5,868,397	1,734

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	First Gen Corp.	3,559,430	1,333
	Wilcon Depot Inc.	4,136,200	1,198
	Vista Land & Lifescapes Inc.	11,660,100	994
	Century Pacific Food Inc.	2,878,900	813
	Manila Water Co. Inc.	3,451,685	724
	D&L Industries Inc.	6,324,300	661
	Filinvest Land Inc.	28,626,400	536
	Cebu Air Inc.	556,580	532
*,1	CEMEX Holdings Philippines Inc.	18,196,435	399
	Nickel Asia Corp.	8,642,874	288
*,§	Altus San Nicolas Corp.	107,275	11
			16,849
Poland (0.4%)
*	Orange Polska SA	1,915,661	3,253
*,1	PLAY Communications SA	368,905	2,986
	Asseco Poland SA	162,733	2,630
*	Kernel Holding SA	146,059	1,415
*	AmRest Holdings SE	209,031	1,402
*	Bank Millennium SA	1,758,174	1,197
*	Energa SA	633,656	1,188
	Eurocash SA	226,109	1,173
^	Ccc SA	84,411	1,066
*	Alior Bank SA	268,353	985
	Kruk SA	47,379	901
*	Grupa Azoty SA	137,100	880
*	Enea SA	628,731	849
	Bank Handlowy w Warszawie SA	93,837	834
*	Tauron Polska Energia SA	2,790,627	766
	Warsaw Stock Exchange	75,126	736
*	Ciech SA	76,264	734
^	Jastrzebska Spolka Weglowa SA	149,785	497
*,§	getBACK SA	103,234	93
			23,585
Portugal (0.3%)
	REN - Redes Energeticas Nacionais SGPS SA	1,139,601	3,087
	Banco Comercial Portugues SA	22,628,224	2,532
	Nos Sgps SA	645,078	2,416
	Sonae SGPS SA	2,721,775	2,151
	Navigator Co. SA	738,296	1,918
	Altri SGPS SA	215,589	1,138
	CTT-Correios de Portugal SA	441,308	1,041
	Corticeira Amorim SGPS SA	98,699	1,040
*	Semapa-Sociedade de Investimento e Gestao	70,657	697
	Mota-Engil SGPS SA	261,255	329
			16,349
Qatar (0.1%)
	Al Meera Consumer Goods Co. QSC	281,164	1,349
*	Gulf International Services QSC	2,652,387	935
	Medicare Group	397,814	696
			2,980
Russia (0.1%)
[1]	Detsky Mir PJSC	1,265,170	1,494
*	LSR Group PJSC Class A	93,997	759
	Safmar Financial Investment	115,787	669
	Tmk Pjsc	884,750	668
*	Mechel PJSC	601,797	527
	Raspadskaya OJSC	366,211	520
	OGK-2 PJSC	60,036,850	510
§	Lenenergo PJSC Preference Shares	261,710	423
	Tgc-1 Pjsc	2,144,100,000	340
	Enel Russia Pjsc	26,917,000	335
	M.Video PJSC	60,780	297

100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Mechel PJSC Preference Shares	258,470	256
			6,798
Saudi Arabia (0.4%)
	Saudia Dairy & Foodstuff Co.	38,259	1,531
	Yamama Cement Co.	239,716	1,328
*	Aldrees Petroleum and Transport Services Co.	71,017	1,099
	United Electronics Co.	58,847	1,064
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	140,320	1,005
	Arabian Cement Co.	118,289	843
	Leejam Sports Co. JSC	50,126	826
*	City Cement Co.	220,788	812
*	National Agriculture Development Co.	99,567	780
	Eastern Province Cement Co.	102,124	773
	Arriyadh Development Co.	207,951	767
*	Al Hammadi Co. for Development and Investment	139,740	717
*	Saudi Real Estate Co.	207,415	671
	National Gas & Industrialization Co.	87,046	666
	Dur Hospitality Co.	107,515	638
	United International Transportation Co.	83,562	635
	Herfy Food Services Co.	49,641	592
*	Saudi Public Transport Co.	148,716	588
*	Najran Cement Co.	196,652	578
*	Middle East Healthcare Co.	81,627	572
*	Northern Region Cement Co.	213,349	570
*	Saudi Chemical Co. Holding	96,605	548
*	Saudi Ceramic Co.	69,571	540
*	National Medical Care Co.	51,612	511
*	Al Jouf Cement Co.	167,015	376
*	Mediterranean & Gulf Insurance & Reinsurance Co.	77,571	373
*	Astra Industrial Group	84,718	365
*	Hail Cement Co.	115,494	360
*	Aseer Trading Tourism & Manufacturing Co.	141,062	344
*	Tabuk Cement Co.	106,211	331
*	Zamil Industrial Investment Co.	70,771	281
*	Methanol Chemicals Co.	143,549	256
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	62,074	198
*	Bawan Co.	59,372	196
			21,734
Singapore (1.0%)
	NetLink NBN Trust	8,505,800	6,019
	Keppel DC REIT	3,534,478	5,861
	Frasers Logistics & Industrial Trust	7,255,695	5,430
	Keppel Infrastructure Trust	10,364,246	3,630
	Frasers Centrepoint Trust	2,059,868	3,095
	Manulife US REIT	4,133,688	2,973
	Parkway Life REIT	1,120,581	2,618
	Ascendas India Trust	2,455,600	2,195
	CapitaLand Retail China Trust	2,116,108	2,012
	OUE Commercial REIT	6,147,909	1,752
	Raffles Medical Group Ltd.	2,668,784	1,641
	Esr-REIT	6,736,879	1,614
	CDL Hospitality Trusts	2,269,913	1,561
	Keppel Pacific Oak US REIT	2,253,700	1,431
	Starhill Global REIT	4,037,608	1,423
	First Resources Ltd.	1,493,429	1,329
	Aims Apac REIT	1,592,900	1,292
	Sheng Siong Group Ltd.	1,214,300	1,272
	ARA LOGOS Logistics Trust	2,974,004	1,131
	Far East Hospitality Trust	2,819,400	1,036
	Sph REIT	1,780,000	1,025
	Accordia Golf Trust	2,278,816	917
	First REIT	1,568,400	885
	Cromwell European REIT	2,049,400	881
	Thomson Medical Group Ltd.	18,631,800	804

101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Frasers Hospitality Trust	2,245,700	786
	Soilbuild Business Space REIT	2,801,808	749
§	Best World International Ltd.	751,600	719
	Sabana Shari'ah Compliant Industrial REIT	2,842,300	652
	Lippo Malls Indonesia Retail Trust	6,027,700	615
*	Yoma Strategic Holdings Ltd.	3,723,619	520
	Asian Pay Television Trust	4,505,500	414
	Silverlake Axis Ltd.	2,276,229	385
§	Eagle Hospitality Trust	2,004,300	275
	Bumitama Agri Ltd.	904,300	272
*,§	Hyflux Ltd.	1,145,286	171
*,§	Noble Group Ltd.	1,804,400	104
*,^,§	Ezra Holdings Ltd.	4,500,399	35
	Ascott Residence Trust	30,300	19
*,§	China Hongxing Sports Ltd.	831,000	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			59,543
South Africa (0.4%)
	JSE Ltd.	245,690	1,371
	AECI Ltd.	321,435	1,289
	Equites Property Fund Ltd.	1,350,576	1,199
	Astral Foods Ltd.	111,998	1,166
	DRDGOLD Ltd.	1,232,866	1,134
*	Transaction Capital Ltd.	1,283,249	1,050
	Imperial Logistics Ltd.	531,527	935
	KAP Industrial Holdings Ltd.	7,597,874	824
	Allied Electronics Corp. Ltd.	730,516	809
*	Super Group Ltd.	1,058,315	797
	Advtech Ltd.	1,561,635	733
	DataTec Ltd.	553,342	728
	Investec Property Fund Ltd.	1,632,575	724
	Wilson Bayly Holmes-Ovcon Ltd.	132,276	679
*	Omnia Holdings Ltd.	478,748	607
	Attacq Ltd.	2,077,594	603
	Cashbuild Ltd.	70,037	569
*,^	Brait SE	2,361,060	503
	Peregrine Holdings Ltd.	493,957	502
	Famous Brands Ltd.	219,962	487
^	SA Corporate Real Estate Ltd.	7,443,903	481
	Raubex Group Ltd.	496,517	459
*	Metair Investments Ltd.	557,192	446
	Alexander Forbes Group Holdings Ltd.	1,896,096	412
	Emira Property Fund Ltd.	1,143,526	400
*	Massmart Holdings Ltd.	297,764	397
	Adcock Ingram Holdings Ltd.	164,384	395
*	Long4Life Ltd.	2,625,926	391
	Epp NV	1,379,749	387
	Hudaco Industries Ltd.	88,718	322
*	Steinhoff International Holdings NV	5,043,593	303
*	Sun International Ltd.	327,954	292
	Zeder Investments Ltd.	2,774,903	292
^	Curro Holdings Ltd.	511,276	268
*	PPC Ltd.	3,833,642	256
	Grindrod Ltd.	1,233,093	232
*,^	Blue Label Telecoms Ltd.	1,865,266	215
	Lewis Group Ltd.	223,060	190
	Murray & Roberts Holdings Ltd.	584,512	173
*	Nampak Ltd.	1,902,179	171
	Hosken Consolidated Investments Ltd.	133,465	164
	City Lodge Hotels Ltd.	103,727	154
*	Tsogo Sun Hotels Ltd.	1,444,275	145
*,^	EOH Holdings Ltd.	405,486	83
	Delta Property Fund Ltd.	844,482	18

102

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Arrowhead Properties Ltd. Class B	206,179	17
*,§	Great Basin Gold Ltd.	345,634	—
			23,772
South Korea (4.5%)
^	Hanjin Kal Corp.	87,671	6,269
	LG Innotek Co. Ltd.	41,545	4,501
*,^	KMW Co. Ltd.	84,952	4,232
	Douzone Bizon Co. Ltd.	53,416	3,871
^	Seegene Inc.	42,208	3,179
*,^	Celltrion Pharm Inc.	54,019	3,143
*	Pearl Abyss Corp.	18,099	2,863
*	Genexine Co. Ltd.	50,700	2,748
	Com2uSCorp	28,441	2,505
*,^	Pharmicell Co. Ltd.	157,105	2,451
	Hyundai Elevator Co. Ltd.	47,544	2,430
*	HMM Co. Ltd.	798,116	2,371
	Koh Young Technology Inc.	35,359	2,358
*	WONIK IPS Co. Ltd.	103,140	2,356
	Meritz Securities Co. Ltd.	859,954	2,315
	DB HiTek Co. Ltd.	103,943	2,285
	Bukwang Pharmaceutical Co. Ltd.	104,573	2,229
*	Hanall Biopharma Co. Ltd.	109,235	2,179
*	Hyundai Rotem Co. Ltd.	142,859	2,120
*	Alteogen Inc.	26,499	2,050
	KIWOOM Securities Co. Ltd.	33,295	2,044
	LEENO Industrial Inc.	26,909	1,978
	Youngone Corp.	88,074	1,975
	Green Cross Corp.	15,770	1,926
	Meritz Fire & Marine Insurance Co. Ltd.	166,676	1,896
*	Hugel Inc.	6,015	1,887
	Korean Reinsurance Co.	269,824	1,866
*,^	Mezzion Pharma Co. Ltd.	14,497	1,857
^	SK Materials Co. Ltd.	13,895	1,802
*	HLB Life Science CO Ltd.	113,882	1,772
*,^	Komipharm International Co. Ltd.	107,354	1,733
	Hansol Chemical Co. Ltd.	24,446	1,728
*	GemVax & Kael Co. Ltd.	93,830	1,713
*	Chabiotech Co. Ltd.	121,111	1,698
	SK Chemicals Co. Ltd.	26,486	1,685
	JB Financial Group Co. Ltd.	419,780	1,672
	F&F Co. Ltd.	18,833	1,653
	Iljin Materials Co. Ltd.	50,007	1,639
	Chong Kun Dang Pharmaceutical Corp.	20,411	1,625
	Innocean Worldwide Inc.	33,157	1,587
*	Pan Ocean Co. Ltd.	553,325	1,565
^	Kolmar Korea Co. Ltd.	44,529	1,555
	SFA Engineering Corp.	53,040	1,529
	Soulbrain Co. Ltd.	24,654	1,484
	Hyosung Corp.	25,929	1,484
	LS Electric Co. Ltd.	45,188	1,455
	Ecopro BM Co. Ltd.	24,156	1,452
	Eo Technics Co. Ltd.	24,310	1,451
	Cosmax Inc.	19,790	1,445
	NICE Information Service Co. Ltd.	99,550	1,436
	Green Cross Holdings Corp.	80,306	1,400
^	Taeyoung Engineering & Construction Co. Ltd.	117,053	1,387
	Kolon Industries Inc.	53,895	1,365
^	JYP Entertainment Corp.	80,040	1,360
	Hanjin Transportation Co. Ltd.	34,725	1,319
	DoubleUGames Co. Ltd.	27,032	1,287
*,^	G-treeBNT Co. Ltd.	59,179	1,220
*	Naturecell Co. Ltd.	134,218	1,219
^	Shinsegae International Inc.	6,793	1,215
*,^	Oscotec Inc.	65,979	1,210

103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	NEPES Corp.	49,410	1,180
	Seoul Semiconductor Co. Ltd.	108,441	1,178
*	Amicogen Inc.	50,399	1,160
*	Kuk-il Paper Manufacturing Co. Ltd.	230,507	1,150
*	SM Entertainment Co. Ltd.	50,177	1,148
	Dongjin Semichem Co. Ltd.	87,060	1,128
*	CrystalGenomics Inc.	105,056	1,125
	Daewoong Pharmaceutical Co. Ltd.	12,788	1,121
*	Enzychem Lifesciences Corp.	18,041	1,112
*	Studio Dragon Corp.	17,392	1,092
	DongKook Pharmaceutical Co. Ltd.	13,984	1,087
	SKCKOLONPI Inc.	39,638	1,073
	Taekwang Industrial Co. Ltd.	1,629	1,070
*	Ananti Inc.	127,321	1,049
	Ilyang Pharmaceutical Co. Ltd.	38,833	1,047
	Daesang Corp.	57,357	1,036
	Daishin Securities Co. Ltd.	126,040	1,031
*	Yungjin Pharmaceutical Co. Ltd.	250,694	1,025
	AfreecaTV Co. Ltd.	20,597	1,022
*	ABLBio Inc.	68,506	1,018
*	Kumho Tire Co. Inc.	400,976	1,011
	Dong-A ST Co. Ltd.	13,146	987
	Hyundai Home Shopping Network Corp.	16,687	986
§	Daeduck Electronics Co.	143,971	983
	Hyundai Greenfood Co. Ltd.	146,494	982
	Korea Petrochemical Ind Co. Ltd.	8,444	979
	Hyosung TNC Co. Ltd.	9,023	965
	Sam Chun Dang Pharm Co. Ltd.	38,255	965
	Daou Technology Inc.	71,558	965
	Poongsan Corp.	55,566	963
*	Asiana Airlines Inc.	278,963	962
	NICE Holdings Co. Ltd.	58,462	958
*	SFA Semicon Co. Ltd.	220,490	952
*,^	BH Co. Ltd.	68,070	943
*	CMG Pharmaceutical Co. Ltd.	299,112	936
*	Medipost Co. Ltd.	42,669	925
^	Toptec Co. Ltd.	54,627	921
	Daewoong Co. Ltd.	64,049	913
	HS Industries Co. Ltd.	135,143	913
^	JW Pharmaceutical Corp.	37,864	913
	GS Home Shopping Inc.	8,682	910
^	Daea TI Co. Ltd.	173,167	907
	Huchems Fine Chemical Corp.	62,818	906
*	Duk San Neolux Co. Ltd.	34,967	901
^	Ecopro Co. Ltd.	53,858	898
^	Hana Tour Service Inc.	25,241	881
*,^	Lotte Tour Development Co. Ltd.	91,579	865
	IS Dongseo Co. Ltd.	40,581	849
	Samwha Capacitor Co. Ltd.	21,210	848
*	LegoChem Biosciences Inc.	21,110	846
^	Dawonsys Co. Ltd.	62,383	845
	HDC Holdings Co. Ltd.	109,845	843
	Mcnex Co. Ltd.	34,513	842
	Chongkundang Holdings Corp.	8,944	838
*	CJ CGV Co. Ltd.	37,877	833
*	Hyundai Bioscience Co. Ltd.	93,880	830
	Ahnlab Inc.	17,309	828
*,^	Telcon RF Pharmaceutical Inc.	201,360	825
^	Foosung Co. Ltd.	148,180	819
	Dongwon Industries Co. Ltd.	4,366	816
	Handsome Co. Ltd.	40,064	808
*,^	Feelux Co. Ltd.	188,973	803
	LOTTE Himart Co. Ltd.	36,016	795
	Binggrae Co. Ltd.	14,912	786

104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Osstem Implant Co. Ltd.	29,022	783
*	DIO Corp.	32,980	781
	LG International Corp.	71,868	780
*,^	Aprogen pharmaceuticals Inc.	450,477	776
*	YG Entertainment Inc.	31,419	766
	Partron Co. Ltd.	112,944	748
	LG Hausys Ltd.	17,517	745
*	iNtRON Biotechnology Inc.	68,355	719
	Sangsangin Co. Ltd.	111,417	718
	Grand Korea Leisure Co. Ltd.	55,022	717
	Korea Real Estate Investment & Trust Co. Ltd.	458,114	708
	Samyang Holdings Corp.	17,106	703
^	Advanced Process Systems Corp.	32,952	701
*	ST Pharm Co. Ltd.	25,890	699
	Meritz Financial Group Inc.	86,208	699
*	NKMax Co. Ltd.	70,192	693
	LIG Nex1 Co. Ltd.	32,284	693
	Orion Holdings Corp.	59,679	692
	L&F Co. Ltd.	43,092	681
	Huons Co. Ltd.	16,934	676
	OptoElectronics Solutions Co. Ltd.	20,826	671
*	Webzen Inc.	48,774	667
	Mirae Asset Life Insurance Co. Ltd.	223,725	665
^	TES Co. Ltd.	40,249	660
*	Eutilex Co. Ltd.	13,188	657
*	Binex Co. Ltd.	69,088	657
	Dong-A Socio Holdings Co. Ltd.	9,073	654
	SK Discovery Co. Ltd.	31,306	649
	Hansol Paper Co. Ltd.	49,658	642
	Silicon Works Co. Ltd.	25,625	635
	S&T Motiv Co. Ltd.	21,421	634
*,^	KH Vatec Co. Ltd.	41,683	634
	Young Poong Corp.	1,465	629
	Hyosung Chemical Corp.	6,511	616
*	Cafe24 Corp.	16,888	614
*	Hyosung Advanced Materials Corp.	9,049	609
	Vieworks Co. Ltd.	20,987	607
	Maeil Dairies Co. Ltd.	9,159	605
*	Inscobee Inc.	258,426	602
	SK Securities Co. Ltd.	1,132,949	602
	Hankook Technology Group Co. Ltd.	71,983	599
^	Tongyang Inc.	576,489	594
*	Dongkuk Steel Mill Co. Ltd.	168,579	589
*,^	Dentium Co. Ltd.	19,034	588
	LF Corp.	54,310	587
*	Dongsung Pharmaceutical Co. Ltd.	51,808	574
	Songwon Industrial Co. Ltd.	48,067	569
	Posco ICT Co. Ltd.	156,263	568
	Sebang Global Battery Co. Ltd.	23,785	565
*,^	Stcube	65,068	563
*	Hyundai Construction Equipment Co. Ltd.	36,572	554
*	Innox Advanced Materials Co. Ltd.	18,430	553
	Dongwon F&B Co. Ltd.	3,355	545
	Green Cross Cell Corp.	16,968	544
	Youngone Holdings Co. Ltd.	16,057	542
^	Kumho Industrial Co. Ltd.	81,041	538
	Halla Holdings Corp.	21,309	528
	SK Gas Ltd.	8,351	527
*	Yuanta Securities Korea Co. Ltd.	248,637	527
*	Insun ENT Co. Ltd.	87,183	526
	KEPCO Engineering & Construction Co. Inc.	37,297	518
	iMarketKorea Inc.	61,738	512
	SL Corp.	46,717	510
*	Samsung Pharmaceutical Co. Ltd.	151,828	498

105

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Peptron Inc.	40,147	498
*	Korea Line Corp.	33,677	497
	i-SENS Inc.	25,564	495
*	Neowiz	34,455	494
	Korea Electric Terminal Co. Ltd.	20,928	493
*,^	CUROCOM Co. Ltd.	259,907	492
	Hansae Co. Ltd.	49,314	486
	Nexen Tire Corp.	102,877	485
^	Wemade Co. Ltd.	24,612	483
*	Hanwha Investment & Securities Co. Ltd.	326,234	477
*	Hancom Inc.	45,878	474
	Jeil Pharmaceutical Co. Ltd.	21,758	473
	InBody Co. Ltd.	30,620	473
	Youlchon Chemical Co. Ltd.	37,962	471
	Hanil Cement Co. Ltd.	6,680	470
	Cuckoo Homesys Co. Ltd.	16,286	467
	Modetour Network Inc.	43,020	462
*,^	Able C&C Co. Ltd.	54,847	457
*	Hyundai Electric & Energy System Co. Ltd.	65,693	445
	Jusung Engineering Co. Ltd.	99,841	444
	Aekyung Industrial Co. Ltd.	18,864	440
	Harim Holdings Co. Ltd.	83,249	438
	Kwang Dong Pharmaceutical Co. Ltd.	86,934	433
*	Lock&Lock Co. Ltd.	47,463	431
^	ICD Co. Ltd.	33,658	428
	JW Holdings Corp.	104,515	426
	KC Tech Co. Ltd.	28,706	425
*	Hanwha General Insurance Co. Ltd.	233,821	420
*	Anterogen Co. Ltd.	14,534	417
	Lotte Confectionery Co. Ltd.	3,921	413
	SPC Samlip Co. Ltd.	6,892	405
	Eugene Investment & Securities Co. Ltd.	173,840	405
	Kolmar Korea Holdings Co. Ltd.	22,234	401
*	Vidente Co. Ltd.	71,867	389
	Hankook Shell Oil Co. Ltd.	1,798	387
	Huons Global Co. Ltd.	14,880	386
*	Taihan Electric Wire Co. Ltd.	720,602	380
	Samchully Co. Ltd.	6,239	380
	GOLFZON Co. Ltd.	8,476	372
	Namhae Chemical Corp.	56,725	364
*	Hansol Technics Co. Ltd.	73,425	364
	Korea Asset In Trust Co. Ltd.	177,493	353
§	Woongjin Thinkbig Co. Ltd.	155,775	351
*	Seobu T&D	76,161	350
	Namyang Dairy Products Co. Ltd.	1,306	346
	Lotte Food Co. Ltd.	1,087	343
*,§	KONA I Co. Ltd.	31,530	338
	Samyang Corp.	10,349	336
	Sungwoo Hitech Co. Ltd.	135,460	328
	INTOPS Co. Ltd.	35,531	320
	Dae Han Flour Mills Co. Ltd.	2,989	320
	BGF Co. Ltd.	79,897	317
	Daekyo Co. Ltd.	80,135	313
*	Coreana Cosmetics Co. Ltd.	73,619	313
	AK Holdings Inc.	14,881	308
*	Wonik Holdings Co. Ltd.	97,200	303
	Kyobo Securities Co. Ltd.	50,102	298
	Kolon Corp.	20,593	297
	KTB Investment & Securities Co. Ltd.	138,560	293
	LG HelloVision Co. Ltd.	79,059	293
^	Cuckoo Holdings Co. Ltd.	3,886	289
	NS Shopping Co. Ltd.	45,285	288
	KISWIRE Ltd.	24,075	285
*	Gamevil Inc.	14,002	284

106

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Dae Hwa Pharmaceutical Co. Ltd.	31,792	276
*,^	Hyosung Heavy Industries Corp.	18,519	273
	Hyundai Livart Furniture Co. Ltd.	28,473	273
	KT Skylife Co. Ltd.	41,471	270
*	Homecast Co. Ltd.	92,141	270
*	Interflex Co. Ltd.	32,258	266
	Humedix Co. Ltd.	16,207	266
^	Hyundai Corp.	22,018	265
*	Eusu Holdings Co. Ltd.	53,293	260
*,§	Hansol Holdings Co. Ltd.	104,880	259
*,^,§	Cellumed Co. Ltd.	52,681	259
	Seah Besteel Corp.	33,326	255
	KC Co. Ltd.	22,376	254
	Sung Kwang Bend Co. Ltd.	48,327	250
	Tongyang Life Insurance Co. Ltd.	101,871	248
	TK Corp.	41,593	247
*	Lutronic Corp.	54,866	243
	Sindoh Co. Ltd.	10,628	241
*	GNCO Co. Ltd.	206,673	241
*,^	COSON Co. Ltd.	49,650	234
	KISCO Corp.	71,060	229
*,^	SBS Media Holdings Co. Ltd.	145,566	229
^	Hanil Holdings Co. Ltd.	6,503	226
	E1 Corp.	7,874	223
	CJ Freshway Corp.	12,744	219
	DB Financial Investment Co. Ltd.	74,481	216
	Daishin Securities Co. Ltd. Preference Shares	30,465	214
*	Muhak Co. Ltd.	39,805	209
	SeAH Steel Corp.	6,313	206
	S&T Dynamics Co. Ltd.	42,843	192
*,^	Agabang&Company	67,922	188
	Cell Biotech Co. Ltd.	15,554	184
	Sam Young Electronics Co. Ltd.	30,008	180
*	Lumens Co. Ltd.	122,028	178
*	Byucksan Corp.	135,577	176
	Interpark Holdings Corp.	100,417	151
*,^	Ssangyong Motor Co.	117,956	151
^	It's Hanbul Co. Ltd.	12,061	148
*,^,§	Yuyang DNU Co. Ltd.	147,206	147
*	Humax Co. Ltd.	44,683	126
*	Taewoong Co. Ltd.	26,204	124
	SeAH Steel Holdings Corp.	4,161	99
*,^	Esmo Corp.	246,879	92
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
*,§	Daewoo Songdo Development Co. Ltd.	11,746	—

			258,295
Spain (1.3%)
	Bolsas y Mercados Espanoles SHMSF SA	225,120	8,214
	Viscofan SA	114,297	7,325
	Ebro Foods SA	224,495	4,777
*	Masmovil Ibercom SA	248,627	4,695
	Acerinox SA	499,289	3,761
	Faes Farma SA	816,448	3,570
	Cia de Distribucion Integral Logista Holdings SA	183,419	3,274
*	Indra Sistemas SA	360,651	3,110
*	Pharma Mar SA	483,680	2,892
	CIE Automotive SA	158,802	2,767
	Applus Services SA	417,299	2,738
*	Almirall SA	203,624	2,626
[1]	Euskaltel SA	282,228	2,250
*	Fluidra SA	181,949	2,028
*,1	Neinor Homes SA	217,648	1,907

107

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Sacyr SA	1,009,306	1,893
	Construcciones y Auxiliar de Ferrocarriles SA	54,294	1,859
	Prosegur Cia de Seguridad SA	753,317	1,661
*	Mediaset Espana Comunicacion SA	439,976	1,577
	Melia Hotels International SA	321,778	1,476
*	Tecnicas Reunidas SA	88,790	1,361
[1]	Unicaja Banco SA	2,268,666	1,227
[1]	Gestamp Automocion SA	464,499	1,163
^	Ence Energia y Celulosa SA	361,281	1,161
*,1	Global Dominion Access SA	348,080	1,071
[1]	Prosegur Cash SA	1,115,629	974
*,1	Aedas Homes SA	61,327	938
*,^	Promotora de Informaciones SA	1,203,960	796
	Liberbank SA	3,907,218	781
*,^	Distribuidora Internacional de Alimentacion SA	5,383,222	779
	Lar Espana Real Estate Socimi SA	183,445	752
[1]	Metrovacesa SA	132,577	731
	Atresmedia Corp. de Medios de Comunicacion SA	233,273	604
	NH Hotel Group SA	65,133	229
*,^,§	Let's GOWEX SA	31,105	—

			76,967
Sweden (4.2%)
[1]	Evolution Gaming Group AB	360,087	16,491
*	Getinge AB	653,313	12,522
	Fabege AB	773,182	9,159
	Indutrade AB	273,263	8,785
	Aak AB	498,321	8,140
*	Holmen AB	282,157	8,095
*	Sweco AB Class B	193,175	6,600
	Axfood AB	305,404	6,497
^	BillerudKorsnas AB	514,240	6,483
*	Lifco AB Class B	133,015	6,287
*,1	Dometic Group AB	868,417	5,804
[1]	Thule Group AB	302,731	5,645
*	Wihlborgs Fastigheter AB	388,628	5,545
	Loomis AB Class B	220,634	5,380
*	Hexpol AB	725,193	5,210
*	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	2,681,255	5,192
	AF Poyry AB	283,764	5,155
	Wallenstam AB	477,375	4,951
*,1	Bravida Holding AB	589,385	4,759
	Nordic Entertainment Group AB Class B	191,470	4,538
	Peab AB Class B	581,129	4,427
	Avanza Bank Holding AB	359,149	4,339
	Kungsleden AB	553,386	4,214
	NCC AB Class B	276,219	4,211
*	SSAB AB Class B	1,700,022	3,929
	Beijer Ref AB	184,831	3,798
	Jm AB	203,465	3,771
*	AddTech AB	137,590	3,730
	Mycronic AB	201,521	3,366
	Vitrolife AB	185,418	3,365
*,^	Intrum AB	215,946	3,292
	Arjo AB	650,977	3,215
*	Sectra AB Class B	75,073	3,191
*	Nyfosa AB	466,333	2,855
*	Pandox AB Class B	257,726	2,731
	Bure Equity AB	148,645	2,714
	Nolato AB Class B	50,904	2,676
*	Catena AB	74,114	2,358
*	Betsson AB	351,320	1,980
*	Modern Times Group MTG AB Class B	195,167	1,964
	Klovern AB	1,428,273	1,929
	Atrium Ljungberg AB	136,826	1,896

108

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Lindab International AB	203,162	1,862
*	NetEnt AB	531,504	1,836
*	SSAB AB Class A	733,740	1,763
*	Bilia AB	228,427	1,549
	Dios Fastigheter AB	250,426	1,542
[1]	Resurs Holding AB	411,139	1,513
	Klovern AB Preference Shares	47,174	1,459
*	Cloetta AB	617,669	1,422
	Ratos AB	564,752	1,337
*,1	Munters Group AB	314,748	1,323
	Nobia AB	336,872	1,260
*	Concentric AB	110,636	1,247
	Bonava AB	246,999	1,197
*,1	Attendo AB	306,098	1,163
*	Hansa Biopharma AB	96,952	1,163
	SkiStar AB	121,364	1,127
	Clas Ohlson AB	116,130	1,019
^,1	Scandic Hotels Group AB	208,427	955
	Sagax AB	308,040	907
*	Adapteo Oyj	124,819	895
	Investment AB Oresund	85,868	892
*	Mekonomen AB	122,424	634
*,^	SAs Ab	560,857	524
	Samhallsbyggnadsbolaget i Norden AB	109,955	298
*	Collector AB	186,013	286
	Ncc Ab Class A	13,069	199
§	Hemfosa Fastigheter AB	8,607	112
	Sagax AB Preference Shares	30,486	108
	Hufvudstaden AB Class A	1,362	17

			240,798
Switzerland (4.0%)
[1]	VAT Group AG	75,105	12,395
*	SIG Combibloc Group AG	743,442	12,041
	Tecan Group AG	34,309	11,045
[1]	Galenica AG	140,066	10,030
*	ams AG	752,927	9,884
	Belimo Holding AG	1,353	9,008
*,1	Sunrise Communications Group AG	98,234	7,869
*	Cembra Money Bank AG	82,044	7,800
*	Allreal Holding AG	40,922	7,601
*,^	Idorsia Ltd.	258,347	7,485
*	Bucher Industries AG	18,874	5,323
*	Siegfried Holding AG	11,620	5,297
*	Mobimo Holding AG	18,828	5,190
	Emmi AG	5,634	5,175
*,^	Stadler Rail AG	111,826	4,885
	Landis&Gyr Group AG	71,810	4,849
	Valiant Holding AG	45,744	4,419
	dormakaba Holding AG	8,833	4,408
	Bkw AG	52,709	4,276
	Vontobel Holding AG	79,890	4,149
	SFS Group AG	49,281	3,900
^	Bachem Holding AG	16,425	3,880
	Inficon Holding AG	5,585	3,775
	Forbo Holding AG	2,742	3,682
	Daetwyler Holding AG	21,424	3,672
*	St. Galler Kantonalbank AG	8,108	3,501
	Conzzeta AG	3,773	3,234
	Huber & Suhner AG	49,624	3,169
	Interroll Holding AG	1,622	3,084
	Berner Kantonalbank AG	13,089	3,052
*	Comet Holding AG	21,579	2,892
*	VZ Holding AG	39,395	2,750
*	Schweiter Technologies AG	2,708	2,687

109

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Kardex AG	16,961	2,450
	Burckhardt Compression Holding AG	9,115	1,849
	Liechtensteinische Landesbank AG	32,417	1,848
	LEM Holding SA	1,391	1,799
^	Implenia AG	42,273	1,729
*	Vetropack Holding AG	587	1,728
*	Valora Holding AG	9,338	1,677
	Intershop Holding AG	3,259	1,673
	Swissquote Group Holding SA	25,673	1,667
	ALSO Holding AG	7,993	1,644
*,^	COSMO Pharmaceuticals NV	20,797	1,583
*,^	Basilea Pharmaceutica AG	31,155	1,570
*,^	Komax Holding AG	10,212	1,481
*	Bell Food Group AG	5,639	1,440
*	u-blox Holding AG	19,536	1,368
*,^	EFG International AG	220,092	1,367
*,1	Medacta Group SA	18,129	1,262
^	Ypsomed Holding AG	9,246	1,213
^	Bobst Group SA	22,877	1,142
^	Leonteq AG	31,445	1,131
*	Aryzta AG	2,735,972	1,112
	Zehnder Group AG	28,259	1,107
*	Arbonia AG	128,314	1,088
*	GAM Holding AG	452,428	950
*,^	Bossard Holding AG	7,458	930
*	VP Bank AG	6,667	882
*	Rieter Holding AG	8,772	856
*	Ascom Holding AG	106,043	804
*	Hiag Immobilien Holding AG	8,139	745
*,^	Autoneum Holding AG	8,226	723
*,^,§	Alpiq Holding AG	9,775	709
	Apg Sga SA	3,012	552
	HBM Healthcare Investments AG	102	23
*,§	Petroplus	36,495	—
			228,509
Taiwan (8.1%)
	Airtac International Group	436,528	8,365
	Hiwin Technologies Corp.	744,918	7,105
	Silergy Corp.	176,000	6,992
	Powertech Technology Inc.	2,064,662	6,904
	Micro-Star International Co. Ltd.	2,027,000	6,288
	Macronix International	5,221,386	6,230
	WPG Holdings Ltd.	4,287,137	5,585
	Chroma ATE Inc.	1,146,040	5,281
	Simplo Technology Co. Ltd.	507,631	5,272
	Tripod Technology Corp.	1,456,327	5,146
	Parade Technologies Ltd.	201,000	4,940
	ITEQ Corp.	966,301	4,664
	Sino-American Silicon Products Inc.	1,575,945	4,655
*	Tatung Co. Ltd.	6,442,320	4,629
	Phison Electronics Corp.	466,962	4,431
	Compeq Manufacturing Co. Ltd.	3,230,471	4,273
	Radiant Opto-Electronics Corp.	1,287,147	4,224
	Winbond Electronics Corp.	8,693,614	4,034
	Genius Electronic Optical Co. Ltd.	244,600	3,932
	King Yuan Electronics Co. Ltd.	3,273,963	3,924
	ASPEED Technology Inc.	98,437	3,893
	Highwealth Construction Corp.	2,601,341	3,796
	Poya International Co. Ltd.	222,535	3,719
	Merida Industry Co. Ltd.	724,055	3,698
	Elite Material Co. Ltd.	838,519	3,624
	Lien Hwa Industrial Holdings Corp.	2,345,756	3,379
	Voltronic Power Technology Corp.	141,623	3,362
	Chipbond Technology Corp.	1,768,852	3,330

110

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Ruentex Development Co. Ltd.	2,205,350	3,282
	FLEXium Interconnect Inc.	894,140	3,218
	Nien Made Enterprise Co. Ltd.	409,081	3,139
	Taiwan Union Technology Corp.	681,000	3,070
	King's Town Bank Co. Ltd.	2,833,193	3,028
	Standard Foods Corp.	1,326,708	2,990
	Sinbon Electronics Co. Ltd.	594,066	2,892
	IBF Financial Holdings Co. Ltd.	7,853,088	2,877
	Taichung Commercial Bank Co. Ltd.	7,435,543	2,848
	Ruentex Industries Ltd.	1,241,496	2,843
	United Integrated Services Co. Ltd.	446,200	2,817
	ASMedia Technology Inc.	99,000	2,751
	Nan Kang Rubber Tire Co. Ltd.	2,052,107	2,747
	International Games System Co. Ltd.	144,213	2,686
	TA Chen Stainless Pipe	3,008,037	2,672
	Elan Microelectronics Corp.	831,545	2,671
	E Ink Holdings Inc.	2,587,708	2,668
	Merry Electronics Co. Ltd.	557,383	2,602
	Great Wall Enterprise Co. Ltd.	1,863,190	2,578
	Taiwan Surface Mounting Technology Corp.	858,530	2,575
	Gigabyte Technology Co. Ltd.	1,449,271	2,510
	Far Eastern Department Stores Ltd.	3,178,043	2,457
	Mitac Holdings Corp.	2,380,551	2,421
	Makalot Industrial Co. Ltd.	552,624	2,353
	TCI Co. Ltd.	304,067	2,323
	Qisda Corp.	4,029,000	2,272
	Lotes Co. Ltd.	203,120	2,261
	CTCI Corp.	2,044,667	2,261
	China Petrochemical Development Corp.	8,133,330	2,195
	momo.com Inc.	132,000	2,129
	Bizlink Holding Inc.	322,651	2,102
	Huaku Development Co. Ltd.	687,499	2,092
	Chilisin Electronics Corp.	591,440	2,080
	Grape King Bio Ltd.	313,000	2,073
	Global Unichip Corp.	256,649	2,062
	Cheng Loong Corp.	2,782,920	1,980
	Clevo Co.	1,783,944	1,965
	Hota Industrial Manufacturing Co. Ltd.	620,323	1,949
	King Slide Works Co. Ltd.	186,675	1,941
	LandMark Optoelectronics Corp.	207,600	1,938
*	Fusheng Precision Co. Ltd.	349,000	1,926
	eMemory Technology Inc.	202,000	1,900
	General Interface Solution Holding Ltd.	588,000	1,868
	Pixart Imaging Inc.	315,920	1,849
	Tung Ho Steel Enterprise Corp.	2,390,150	1,845
	ChipMOS Technologies Inc.	1,749,494	1,788
*	TaiMed Biologics Inc.	552,000	1,779
	Jentech Precision Industrial Co. Ltd.	244,698	1,771
	Tong Hsing Electronic Industries Ltd.	434,961	1,765
	Goldsun Building Materials Co. Ltd.	3,845,591	1,765
	International CSRC Investment Holdings Co.	2,497,997	1,761
	TXC Corp.	806,877	1,739
	Wistron NeWeb Corp.	822,495	1,712
	Sercomm Corp.	677,000	1,692
	Shin Zu Shing Co. Ltd.	385,000	1,689
	Kinpo Electronics	3,888,196	1,686
	Tong Yang Industry Co. Ltd.	1,407,919	1,683
	Sunny Friend Environmental Technology Co. Ltd.	191,000	1,653
	YFY Inc.	3,861,000	1,651
	Taiwan Paiho Ltd.	712,183	1,632
	Run Long Construction Co. Ltd.	822,000	1,629
	Holy Stone Enterprise Co. Ltd.	390,769	1,614
	Visual Photonics Epitaxy Co. Ltd.	545,455	1,603
	Shinkong Synthetic Fibers Corp.	4,346,416	1,596

111

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	China Steel Chemical Corp.	453,853	1,596
	St. Shine Optical Co. Ltd.	136,419	1,591
	Chong Hong Construction Co. Ltd.	574,493	1,582
	Wafer Works Corp.	1,432,552	1,556
	Advanced Ceramic X Corp.	149,000	1,553
	Topco Scientific Co. Ltd.	446,793	1,536
	Getac Technology Corp.	1,022,000	1,523
*	PharmaEssentia Corp.	487,168	1,517
	Asia Optical Co. Inc.	629,000	1,515
	Cheng Uei Precision Industry Co. Ltd.	1,175,000	1,500
	Taiwan Hon Chuan Enterprise Co. Ltd.	820,401	1,495
	Nan Ya Printed Circuit Board Corp.	623,000	1,476
	HannStar Display Corp.	7,027,810	1,472
	Primax Electronics Ltd.	941,000	1,472
	TTY Biopharm Co. Ltd.	609,987	1,447
	Charoen Pokphand Enterprise	685,000	1,445
	Sitronix Technology Corp.	292,282	1,421
*	Brighton-Best International Taiwan Inc.	1,630,000	1,411
	Kinsus Interconnect Technology Corp.	798,282	1,396
	Sigurd Microelectronics Corp.	1,133,822	1,381
	Jih Sun Financial Holdings Co. Ltd.	4,253,818	1,343
	Yulon Finance Corp.	397,000	1,333
	Everlight Electronics Co. Ltd.	1,209,725	1,312
	Arcadyan Technology Corp.	483,737	1,302
	WT Microelectronics Co. Ltd.	1,008,377	1,298
	Advanced Wireless Semiconductor Co.	430,192	1,295
*	Grand Pacific Petrochemical	2,578,928	1,292
*	XinTec Inc.	475,000	1,290
*	Nan Pao Resins Chemical Co. Ltd.	292,000	1,268
	Farglory Land Development Co. Ltd.	880,854	1,264
	Coretronic Corp.	1,182,000	1,259
	Greatek Electronics Inc.	829,000	1,257
	Unitech Printed Circuit Board Corp.	1,667,672	1,257
	Cathay Real Estate Development Co. Ltd.	1,897,000	1,255
	Center Laboratories Inc.	776,756	1,247
	Sporton International Inc.	187,533	1,237
	Cleanaway Co. Ltd.	234,000	1,224
*	Alchip Technologies Ltd.	125,000	1,217
	Ardentec Corp.	1,374,851	1,205
	Egis Technology Inc.	189,000	1,198
	Foxsemicon Integrated Technology Inc.	219,400	1,195
	Sanyang Motor Co. Ltd.	1,804,037	1,194
	Systex Corp.	438,000	1,191
	President Securities Corp.	2,597,005	1,167
	Supreme Electronics Co. Ltd.	1,035,000	1,162
	Taiwan Cogeneration Corp.	1,051,903	1,161
	TSRC Corp.	2,113,046	1,148
	Chunghwa Precision Test Tech Co. Ltd.	53,000	1,148
	Lung Yen Life Service Corp.	607,000	1,139
	Prince Housing & Development Corp.	3,359,183	1,138
*	Mercuries Life Insurance Co. Ltd.	3,510,720	1,128
*	AURAS Technology Co. Ltd.	194,000	1,116
*	Gold Circuit Electronics Ltd.	1,010,280	1,110
	TaiDoc Technology Corp.	174,000	1,109
	USI Corp.	2,639,784	1,098
*	United Renewable Energy Co. Ltd.	6,255,044	1,097
	Yieh Phui Enterprise Co. Ltd.	3,619,910	1,081
	Mercuries & Associates Holding Ltd.	1,466,102	1,077
	A-DATA Technology Co. Ltd.	568,915	1,077
	Longchen Paper & Packaging Co. Ltd.	2,415,989	1,076
	Nantex Industry Co. Ltd.	1,058,000	1,072
	Aten International Co. Ltd.	348,260	1,071
	Career Technology MFG. Co. Ltd.	1,137,867	1,071
*	Via Technologies Inc.	1,024,000	1,067

112

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Cub Elecparts Inc.	224,205	1,065
	Chicony Power Technology Co. Ltd.	539,000	1,053
	Asia Vital Components Co. Ltd.	770,337	1,042
	Taiwan FamilyMart Co. Ltd.	140,000	1,041
	Hannstar Board Corp.	771,000	1,024
	Tainan Spinning Co. Ltd.	3,319,674	1,017
	Machvision Inc.	90,591	1,014
*	Innodisk Corp.	163,000	1,013
	Chlitina Holding Ltd.	153,750	1,009
	Wisdom Marine Lines Co. Ltd.	1,191,098	1,002
*	Asia Pacific Telecom Co. Ltd.	4,240,891	974
*	Fulgent Sun International Holding Co. Ltd.	298,000	965
	Elite Semiconductor Memory Technology Inc.	700,000	956
*	Rexon Industrial Corp. Ltd.	396,000	951
	BES Engineering Corp.	3,991,468	951
	Holtek Semiconductor Inc.	424,279	942
	Taiwan Sakura Corp.	588,000	930
	Ennoconn Corp.	142,671	923
	Dynapack International Technology Corp.	387,299	922
	YungShin Global Holding Corp.	613,647	916
	Faraday Technology Corp.	634,000	911
	Elite Advanced Laser Corp.	384,607	907
	UPC Technology Corp.	2,675,065	896
	Formosa International Hotels Corp.	188,841	891
	Wah Lee Industrial Corp.	489,883	890
	Chaun-Choung Technology Corp.	106,000	886
	Wei Chuan Foods Corp.	1,213,835	885
	Chin-Poon Industrial Co. Ltd.	1,022,072	877
	Test Research Inc.	505,371	875
	Taiwan TEA Corp.	1,825,293	874
	Kung Long Batteries Industrial Co. Ltd.	179,000	872
	Kindom Development Co. Ltd.	982,000	859
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,007,625	852
*	PChome Online Inc.	258,082	852
	China Man-Made Fiber Corp.	3,903,908	848
	Global Mixed Mode Technology Inc.	193,199	843
	Taiwan Styrene Monomer	1,489,579	842
	Hung Sheng Construction Ltd.	1,403,776	832
	Lite-On Semiconductor Corp.	597,977	828
	FocalTech Systems Co. Ltd.	770,398	828
	Taiwan Semiconductor Co. Ltd.	638,000	815
	AcBel Polytech Inc.	1,173,000	814
*	CMC Magnetics Corp.	3,100,254	814
*	Yang Ming Marine Transport Corp.	3,567,650	808
	Radium Life Tech Co. Ltd.	2,279,910	803
*	Nichidenbo Corp.	491,000	801
	Taiwan PCB Techvest Co. Ltd.	710,102	800
	TA-I Technology Co. Ltd.	298,500	795
	Pan Jit International Inc.	975,000	794
	Flytech Technology Co. Ltd.	345,845	792
	Soft-World International Corp.	282,520	790
	Chia Hsin Cement Corp.	1,373,000	789
	Sinyi Realty Inc.	882,465	782
	Darfon Electronics Corp.	622,000	773
	ScinoPharm Taiwan Ltd.	795,891	772
	Syncmold Enterprise Corp.	291,750	762
	Namchow Holdings Co. Ltd.	499,000	757
	YC INOX Co. Ltd.	945,174	755
	Sunonwealth Electric Machine Industry Co. Ltd.	574,000	749
	Topkey Corp.	201,000	746
	Xxentria Technology Materials Corp.	404,776	736
	SDI Corp.	455,000	734
	Alpha Networks Inc.	982,827	725
	Pharmally International Holding Co. Ltd.	132,271	720

113

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Microbio Co. Ltd.	1,106,562	720
	D-Link Corp.	1,771,407	720
*	Federal Corp.	1,302,505	715
	Test Rite International Co. Ltd.	1,102,725	710
	Pan-International Industrial Corp.	1,119,595	710
	Ginko International Co. Ltd.	135,200	708
	Gourmet Master Co. Ltd.	219,789	706
	Concraft Holding Co. Ltd.	164,520	700
	China General Plastics Corp.	1,151,608	699
	OptoTech Corp.	973,406	698
	Johnson Health Tech Co. Ltd.	315,283	689
	Kinik Co.	345,000	679
	Taiflex Scientific Co. Ltd.	432,594	672
	Zeng Hsing Industrial Co. Ltd.	153,000	668
	Ho Tung Chemical Corp.	2,688,362	668
	Ton Yi Industrial Corp.	2,173,000	667
	China Metal Products	784,515	663
	Sampo Corp.	997,048	643
	Evergreen International Storage & Transport Corp.	1,451,502	642
	Asia Polymer Corp.	1,115,659	642
*	Roo Hsing Co. Ltd.	2,043,000	633
	Lealea Enterprise Co. Ltd.	2,652,849	633
*	Shining Building Business Co. Ltd.	2,090,675	633
	Depo Auto Parts Ind Co. Ltd.	403,313	632
	Lextar Electronics Corp.	1,067,000	624
	Sonix Technology Co. Ltd.	399,000	614
*	Ritek Corp.	3,630,238	608
*	Gemtek Technology Corp.	876,115	607
	Casetek Holdings Ltd.	385,953	603
*	Lotus Pharmaceutical Co. Ltd.	240,000	598
	Rich Development Co. Ltd.	1,912,000	596
	Hsin Kuang Steel Co. Ltd.	745,569	595
*	Orient Semiconductor Electronics Ltd.	1,443,197	591
*	HannsTouch Solution Inc.	1,582,329	587
	Gloria Material Technology Corp.	1,082,023	584
	Firich Enterprises Co. Ltd.	603,924	580
*	Medigen Biotechnology Corp.	319,680	569
	Everlight Chemical Industrial Corp.	1,181,649	557
	Hu Lane Associate Inc.	231,000	554
	Huang Hsiang Construction Corp.	489,051	548
	ITE Technology Inc.	348,418	548
*	AmTRAN Technology Co. Ltd.	2,131,692	547
	Formosan Rubber Group Inc.	904,089	544
*	Dynamic Electronics Co. Ltd.	823,468	527
	Quanta Storage Inc.	448,000	523
	China Chemical & Pharmaceutical Co. Ltd.	730,000	518
	Ta Ya Electric Wire & Cable	1,566,857	515
	Swancor Holding Co. Ltd.	212,000	513
*	Silicon Integrated Systems Corp.	1,332,945	513
*	Unizyx Holding Corp.	968,000	508
*	Newmax Technology Co. Ltd.	287,000	508
	Darwin Precisions Corp.	1,298,000	508
	Adlink Technology Inc.	229,127	508
	Cyberlink Corp.	131,076	505
	WUS Printed Circuit Co. Ltd.	490,395	500
	Iron Force Industrial Co. Ltd.	161,000	494
*	CSBC Corp. Taiwan	672,606	494
*	Taiwan Land Development Corp.	2,120,969	491
	CyberTAN Technology Inc.	967,571	480
	Posiflex Technology Inc.	156,822	480
	Rechi Precision Co. Ltd.	829,668	475
	Bank of Kaohsiung Co. Ltd.	1,453,154	465
	Hong Pu Real Estate Development Co. Ltd.	632,195	464
*	Yeong Guan Energy Technology Group Co. Ltd.	218,000	450

114

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Li Peng Enterprise Co. Ltd.	2,135,915	437
	PharmaEngine Inc.	244,102	428
	TYC Brother Industrial Co. Ltd.	528,710	426
	China Electric Manufacturing Corp.	977,200	421
	L&K Engineering Co. Ltd.	486,000	416
	Sunplus Technology Co. Ltd.	1,176,000	415
	KEE TAI Properties Co. Ltd.	1,250,740	409
	Altek Corp.	629,250	408
	Wowprime Corp.	180,761	407
	Sincere Navigation Corp.	813,970	403
*	Taigen Biopharmaceuticals Holdings Ltd.	835,723	402
	Brogent Technologies Inc.	101,293	400
	Basso Industry Corp.	282,000	400
	Weltrend Semiconductor	445,753	397
	Li Cheng Enterprise Co. Ltd.	364,183	391
	IEI Integration Corp.	324,716	382
	Kuo Toong International Co. Ltd.	651,662	377
	Senao International Co. Ltd.	383,000	374
	CHC Healthcare Group	299,727	361
	Tyntek Corp.	842,250	359
	Ichia Technologies Inc.	786,000	353
	Global Brands Manufacture Ltd.	737,045	349
	Lingsen Precision Industries Ltd.	1,023,000	340
	Taiyen Biotech Co. Ltd.	322,877	337
	Advanced International Multitech Co. Ltd.	304,000	335
	Infortrend Technology Inc.	795,885	313
	Jess-Link Products Co. Ltd.	289,100	302
	Globe Union Industrial Corp.	679,675	300
	Chung Hwa Pulp Corp.	1,177,135	300
*	Tung Thih Electronic Co. Ltd.	177,000	282
	Tong-Tai Machine & Tool Co. Ltd.	628,429	279
*	Elitegroup Computer Systems Co. Ltd.	740,647	270
	FSP Technology Inc.	327,428	267
*	AGV Products Corp.	1,095,425	263
	Zinwell Corp.	493,099	262
*	Etron Technology Inc.	1,164,947	257
	Ability Enterprise Co. Ltd.	616,099	254
	Vivotek Inc.	102,699	247
*	ALI Corp.	454,281	233
	Toung Loong Textile Manufacturing	255,000	231
*	Motech Industries Inc.	1,240,059	225
*	Gigasolar Materials Corp.	72,600	223
*	Concord Securities Co. Ltd.	865,720	203
*	Phihong Technology Co. Ltd.	808,618	198
*	Gigastorage Corp.	571,876	191
*,§	Unity Opto Technology Co. Ltd.	1,203,000	167
	Nien Hsing Textile Co. Ltd.	311,611	166
	Sheng Yu Steel Co. Ltd.	270,000	146
*,§	E-Ton Solar Tech Co. Ltd.	206,307	10
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,§	XPEC Entertainment Inc.	125,457	—
			468,463
Thailand (1.4%)
	CPN Retail Growth Leasehold REIT (Foreign)	5,511,200	5,053
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	11,321,165	3,209
	Tisco Financial Group PCL (Foreign)	1,284,850	2,870
	BTS Rail Mass Transit Growth Infrastructure Fund (Foreign)	9,925,776	2,382
	Thanachart Capital PCL (Foreign)	2,047,395	2,314
	Kiatnakin Bank PCL	1,739,805	2,242
	Thailand Future Fund (Foreign)	6,500,700	2,208
	Bangchak Corp. PCL	3,588,000	2,041
	Frasers Property Thailand Industrial Freehold & Lease (Foreign)	4,048,600	1,947
^	WHA Corp. PCL	21,472,692	1,788
	Carabao Group PCL (Foreign)	731,600	1,771

115

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Siam Global House PCL	4,196,167	1,730
	WHA Premium Growth Freehold & Leasehold Real Estate (Foreign)	3,350,900	1,647
^	TOA Paint Thailand PCL (Foreign)	1,403,900	1,608
	VGI PCL (Foreign)	6,080,212	1,547
	Hana Microelectronics PCL (Foreign)	1,694,146	1,509
	Supalai PCL (Foreign)	3,243,250	1,485
	TTW PCL (Foreign)	3,534,500	1,461
	CH Karnchang PCL (Foreign)	2,652,800	1,385
	Bangkok Chain Hospital PCL	3,150,048	1,316
^	Sino-Thai Engineering & Construction PCL (Foreign)	2,658,815	1,261
	Chularat Hospital PCL (Foreign)	16,379,060	1,237
	Jasmine International PCL	9,910,488	1,208
	Quality Houses PCL	18,704,133	1,194
	Com7 PCL	1,768,500	1,166
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	3,055,400	1,141
^	Bangkok Land PCL	34,520,000	1,132
	KCE Electronics PCL (Foreign)	2,090,200	1,123
	AEON Thana Sinsap Thailand PCL (Foreign)	276,200	1,114
	Tipco Asphalt PCL	1,963,200	1,076
*	TQM Corp. PCL (Foreign)	437,700	1,060
*	CK Power PCL (Foreign)	9,052,131	1,051
	Sri Trang Agro-Industry PCL (Foreign)	2,587,723	1,032
^	Tisco Financial Group PCL NVDR	443,150	1,009
	Thai Vegetable Oil PCL	1,290,300	972
*	Gunkul Engineering PCL (Foreign)	11,433,183	922
	Amata Corp. PCL (Foreign)	2,354,400	917
	Banpu Power PCL (Foreign)	1,869,100	895
	TPI Polene PCL (Foreign)	23,630,700	873
	Bcpg Pcl (Foreign)	1,688,000	838
	Asian Property Development PCL (Foreign)	5,116,556	789
	TPI Polene Power PCL	6,362,000	767
	Major Cineplex Group PCL (Foreign)	1,709,144	765
	MK Restaurants Group PCL (Foreign)	453,400	764
	Mbk Pcl	1,539,700	751
^	Central Plaza Hotel PCL (Foreign)	1,108,990	736
*	Thai Airways International PCL (Foreign)	3,228,700	733
^	Star Petroleum Refining PCL	3,731,300	669
	Thaifoods Group PCL (Foreign)	5,536,000	649
	Pruksa Holding PCL (Foreign)	1,855,000	620
	Spcg Pcl	1,122,500	599
	PTG Energy PCL (Foreign)	1,401,407	592
^	Esso Thailand PCL (Foreign)	3,573,000	592
	Plan B Media PCL	3,845,000	582
	Sansiri PCL (Foreign)	26,051,400	565
^	Super Energy Corp. PCL	31,563,700	560
	Gfpt Pcl	1,610,800	560
^	Thanachart Capital PCL NVDR	484,900	543
	Thonburi Healthcare Group PCL	875,100	539
^	Ratchthani Leasing PCL	4,011,300	488
*	U City PCL (Foreign)	11,380,548	463
	VGI PCL	1,808,900	461
*,^	BEC World PCL (Foreign)	2,931,900	447
	Central Plaza Hotel PCL NVDR	670,400	445
§	Pruksa Real Estate PCL	1,063,290	441
^	Thoresen Thai Agencies PCL	4,577,841	419
^	Taokaenoi Food & Marketing PCL (Foreign)	1,704,200	377
	Bangkok Airways PCL (Foreign)	2,027,700	370
	Italian-Thai Development PCL (Foreign)	8,191,310	341
	Unique Engineering & Construction PCL	1,763,400	333
	AP Thailand PCL	2,127,300	328
	LPN Development PCL	2,802,211	308
	Univentures PCL	2,531,788	254
	Samart Corp. PCL	1,561,221	242
	Origin Property PCL (Foreign)	1,721,250	239

116

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Thaicom PCL (Foreign)	2,035,240	238
	Supalai PCL NVDR	518,650	237
	Workpoint Entertainment PCL (Foreign)	737,600	230
^	TTW PCL NVDR	490,400	203
	Sino-Thai Engineering & Construction PCL NVDR	424,200	201
	Beauty Community PCL (Foreign)	3,429,000	190
*	Group Lease PCL NVDR	2,033,100	182
*	Precious Shipping PCL (Foreign)	1,129,000	133
^	Italian-Thai Development PCL NVDR	2,448,500	102
*	Precious Shipping PCL NVDR	686,000	81
	Srisawad Corp. PCL	23,800	39
*	Group Lease PCL	163,778	28
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	5
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	2
*,§	G J Steel PCL Warrants	1,627,035	1
*	Thaifoods Group PCL Warrants Exp. 05/18/2020	237,080	—
			82,937
Turkey (0.4%)
*	Ulker Biskuvi Sanayi AS	448,635	1,523
*	Turkiye Halk Bankasi AS	1,773,820	1,321
*	Sok Marketler Ticaret AS	768,517	1,206
	Soda Sanayii AS	1,202,392	1,006
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,436,180	971
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,878,868	907
*	Koza Anadolu Metal Madencilik Isletmeleri AS	535,416	879
	AG Anadolu Grubu Holding AS	369,760	879
*	Pegasus Hava Tasimaciligi AS	106,812	810
[1]	Enerjisa Enerji AS	693,039	763
*	Dogan Sirketler Grubu Holding AS	2,751,036	709
*,1	Mavi Giyim Sanayi Ve Ticaret AS	106,631	633
*	Migros Ticaret AS	137,294	580
*	Gubre Fabrikalari TAS	236,341	542
	Trakya Cam Sanayii AS	1,134,768	525
*	Bera Holding AS	927,027	513
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	283,422	498
*	Turkiye Sinai Kalkinma Bankasi AS	3,350,823	494
*,1	MLP Saglik Hizmetleri AS	222,340	480
	Sasa Polyester Sanayi AS	373,399	467
*	Logo Yazilim Sanayi Ve Ticaret AS	40,751	432
*	Vestel Elektronik Sanayi ve Ticaret AS	219,040	412
	Otokar Otomotiv Ve Savunma Sanayi A.S.	22,102	395
*	Aksa Enerji Uretim AS Class B	682,167	372
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	335,480	317
	Turk Traktor ve Ziraat Makineleri AS	37,756	308
	Aksigorta AS	360,524	308
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	449,428	307
	Aksa Akrilik Kimya Sanayii AS	323,712	294
	Aygaz AS	196,921	291
	Anadolu Cam Sanayii AS	473,835	280
*	Is Gayrimenkul Yatirim Ortakligi AS	1,239,111	275
*	EGE Endustri VE Ticaret AS	3,329	262
	Kordsa Teknik Tekstil AS	156,422	253
*	Alarko Holding AS	369,314	240
	Tat Gida Sanayi AS	218,124	238
*	Sekerbank Turk AS	1,605,916	230
*	Zorlu Enerji Elektrik Uretim AS	1,194,844	216
*	Albaraka Turk Katilim Bankasi AS	1,152,080	210
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	576,025	193
	Polisan Holding AS	529,638	187

117

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Cimsa Cimento Sanayi VE Ticaret AS	130,933	146
	Adana Cimento Sanayii TAS Class A	104,701	144
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	107,400	144
*	NET Holding AS	443,345	135
	Dogus Otomotiv Servis ve Ticaret AS	89,519	135
	Akcansa Cimento AS	109,885	132
*	Konya Cimento Sanayii AS	2,221	81
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	155,270	50
*,§	Asya Katilim Bankasi AS	975,452	—
			22,693
United Arab Emirates (0.1%)
*	GFH FINANCIAL GROUP BSC	8,088,591	1,314
*	Union Properties PJSC	6,106,808	505
	Arabtec Holding PJSC	2,150,905	412
*	Deyaar Development PJSC	4,179,651	327
*	DXB Entertainments PJSC	6,984,931	297
	RAK Properties PJSC	2,704,665	272
*	Eshraq Investments PJSC	3,239,646	254
*,§	Drake & Scull International PJSC	1,238,097	125
			3,506
United Kingdom (9.9%)
	Spectris plc	338,916	11,429
	Dechra Pharmaceuticals plc	291,260	10,138
	IG Group Holdings plc	1,061,206	10,058
	Electrocomponents plc	1,300,982	9,450
	UNITE Group plc	851,160	9,399
	Genus plc	189,255	8,131
	Rotork plc	2,546,866	7,940
	Tritax Big Box REIT plc	4,999,099	7,588
	Beazley plc	1,527,499	7,553
	Man Group plc	4,347,380	7,284
	Games Workshop Group plc	95,005	7,190
	Britvic plc	776,118	7,144
	TP ICAP plc	1,650,488	7,046
	Cranswick plc	150,184	7,025
	Diploma plc	323,135	7,004
	Primary Health Properties plc	3,513,215	6,805
*,1	Network International Holdings plc	1,303,153	6,797
	Greggs plc	291,050	6,695
[1]	John Laing Group plc	1,446,322	6,635
	Assura plc	6,916,274	6,634
[1]	Countryside Properties plc	1,297,458	6,610
	Balfour Beatty plc	2,009,197	6,539
*,1	Trainline plc	1,350,314	6,454
	Vistry Group plc	631,203	6,410
	Great Portland Estates plc	741,542	6,316
	QinetiQ Group plc	1,627,557	6,224
	Centamin plc	3,163,193	6,125
	Moneysupermarket.com Group plc	1,517,452	6,046
	Close Brothers Group plc	440,685	6,043
	Big Yellow Group plc	448,846	6,042
	Victrex plc	239,612	6,004
	Grainger plc	1,761,835	5,919
	Signature Aviation plc	2,400,422	5,895
	Domino's Pizza Group plc	1,355,958	5,876
	LondonMetric Property plc	2,383,247	5,823
	IWG plc	1,933,078	5,781
	UDG Healthcare plc	728,570	5,750
*	Serco Group plc	3,549,292	5,745

118

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Royal Mail plc	2,684,604	5,602
	SSP Group plc	1,535,831	5,428
	Safestore Holdings plc	599,691	5,425
	Hays plc	3,947,156	5,378
	Spirent Communications plc	1,767,855	5,348
	Softcat plc	361,785	5,137
	WH Smith plc	322,632	5,093
	Grafton Group plc	636,284	5,077
	Ultra Electronics Holdings plc	203,502	5,038
^	Shaftesbury plc	651,851	4,923
	Plus500 Ltd.	307,061	4,813
	IntegraFin Holdings plc	762,420	4,755
	Savills plc	387,125	4,713
	Marshalls plc	581,144	4,655
	Lancashire Holdings Ltd.	589,670	4,537
	Capital & Counties Properties plc	2,154,231	4,499
	Pets at Home Group plc	1,389,170	4,448
	Pagegroup plc	914,187	4,327
	National Express Group plc	1,238,255	4,261
	AJ Bell plc	838,215	4,154
	Aggreko plc	705,148	4,066
	Bodycote plc	549,574	4,021
	Redrow plc	664,660	3,862
	Workspace Group plc	390,142	3,843
	Computacenter plc	208,446	3,810
	Mediclinic International plc	1,143,638	3,718
	Future plc	285,057	3,694
	Daily Mail & General Trust plc	414,622	3,682
[1]	Ascential plc	1,155,845	3,671
	William Hill plc	2,548,699	3,653
	Synthomer plc	975,724	3,478
	Polypipe Group plc	551,217	3,458
*,1	Wizz Air Holdings plc	94,004	3,397
	Hill & Smith Holdings plc	231,434	3,355
	OneSavings Bank plc	1,092,845	3,354
	Jupiter Fund Management plc	1,214,047	3,337
	Dunelm Group plc	285,798	3,302
	Sanne Group plc	397,865	3,243
	Vesuvius plc	622,238	3,136
	Paragon Banking Group plc	742,170	3,107
	Rathbone Brothers plc	161,478	3,070
	Drax Group plc	1,151,667	3,019
	Greencore Group plc	1,304,867	2,989
*	Firstgroup plc	3,543,999	2,984
	Brewin Dolphin Holdings plc	847,809	2,921
[1]	Ibstock plc	1,134,484	2,870
	Dixons Carphone plc	2,932,401	2,851
	Telecom Plus plc	168,280	2,805
	Essentra plc	765,813	2,688
	Rhi Magnesita NV	86,792	2,666
	Playtech plc	882,345	2,589
	Sirius Real Estate Ltd.	2,749,509	2,439
	J D Wetherspoon plc	204,397	2,433
	Coats Group plc	4,187,554	2,422
*	Cairn Energy plc	1,702,700	2,399
	St. Modwen Properties plc	515,001	2,387
*	Capita plc	4,860,265	2,380
*,^	Energean Oil & Gas plc	287,425	2,357
	Crest Nicholson Holdings plc	722,279	2,327

119

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Morgan Advanced Materials plc	828,531	2,286
	Clarkson plc	72,360	2,271
	Go-Ahead Group plc	126,964	2,143
*	Just Group plc	3,006,902	2,103
[1]	Hastings Group Holdings plc	904,090	2,072
[1]	Equiniti Group plc	951,748	2,052
	Chemring Group plc	818,533	2,036
	TalkTalk Telecom Group plc	1,952,463	2,028
	Hammerson plc	2,243,011	1,987
	Vectura Group plc	1,784,732	1,907
	Petrofac Ltd.	754,427	1,867
	Provident Financial plc	741,112	1,807
*	Frasers Group plc	548,872	1,796
	UK Commercial Property REIT Ltd.	1,920,928	1,636
	Redde Northgate plc	719,503	1,623
	Keller Group plc	207,851	1,606
	NCC Group plc	771,108	1,593
	AG Barr plc	240,258	1,492
	Elementis plc	1,680,194	1,479
	BMO Commercial Property Trust Ltd.	1,535,968	1,473
	Ferrexpo plc	857,026	1,451
	Kainos Group plc	161,810	1,423
*	Mitchells & Butlers plc	636,556	1,422
	888 Holdings plc	781,118	1,418
	Picton Property Income Ltd.	1,639,313	1,418
[1]	McCarthy & Stone plc	1,552,711	1,382
	Bank of Georgia Group plc	106,827	1,341
[1]	TI Fluid Systems plc	661,143	1,330
*	Indivior plc	2,120,332	1,317
	Helical plc	289,357	1,314
^	Tullow Oil plc	4,041,639	1,312
	PZ Cussons plc	549,526	1,294
	Hochschild Mining plc	727,950	1,270
[1]	Airtel Africa plc	2,373,698	1,197
*,1	Watches of Switzerland Group plc	355,726	1,121
	Stagecoach Group plc	1,186,570	1,113
	TBC Bank Group plc	101,358	1,041
	Rank Group plc	502,436	1,031
	Senior plc	1,223,140	999
[1]	Spire Healthcare Group plc	817,922	992
	Mitie Group plc	1,057,808	985
*,^	Premier Oil plc	2,349,999	960
	Devro plc	478,008	956
	Hunting plc	409,695	939
	Restaurant Group plc	1,379,209	938
	GoCo Group plc	863,936	904
	Marston's plc	1,844,169	878
[1]	CMC Markets plc	321,443	811
	Halfords Group plc	573,902	783
	Schroder REIT Ltd.	1,662,454	771
	Stobart Group Ltd.	945,483	737
	NewRiver REIT plc	876,375	737
	Saga plc	3,299,580	676
*,^,1	Aston Martin Lagonda Global Holdings plc	853,312	622
*	AO World plc	833,670	603
	AA plc	1,762,906	600
	Galliford Try plc	313,773	594
	Redefine International plc	748,038	577
*	Georgia Capital plc	108,505	573

120

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Renewi plc	1,770,391	565
*,^	Metro Bank plc	462,792	538
	SIG plc	1,713,732	517
	Card Factory plc	932,898	492
*,1	Funding Circle Holdings plc	428,808	466
	International Personal Finance plc	642,019	452
	Dignity plc	142,468	435
	RPS Group plc	651,253	427
[1]	Bakkavor Group plc	421,195	370
	Superdry plc	197,462	315
*,1	Alfa Financial Software Holdings plc	272,384	267
*,^	Intu Properties plc	2,811,768	192
[1]	Amigo Holdings plc	494,466	190
	N Brown Group plc	442,534	137
	C&C Group plc (XLON)	53,385	131
*,§,1	Finablr plc	496,892	69
*,^,§	Afren plc	1,404,272	—
*,§	Carillion plc	961,048	—
			569,591
Total Common Stocks (Cost $6,850,634)			5,718,892

Coupon
Temporary Cash Investments (4.1%)
Money Market Fund (3.9%)
[2,3] Vanguard Market Liquidity Fund	0.522%	2,256,336	225,634

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[4] United States Cash Management Bill	0.116%	9/29/20	6,410	6,406
[4] United States Treasury Bill	1.128%	6/4/20	1,700	1,700
				8,106
Total Temporary Cash Investments (Cost $233,720)				233,740
Total Investments (103.2%) (Cost $7,084,354)				5,952,632
Other Assets and Liabilities—Net (-3.2%)[2,4]				(183,434)
Net Assets (100%)				5,769,198

Cost rounded to $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $205,825,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $266,867,000, representing 4.6% of net assets.
2	Collateral of $222,908,000 was received for securities on loan.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $8,106,000 and cash of $199,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

121

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7702 062020

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)
Brazil (5.5%)
	Vale SA	36,115,966	297,939
	Petroleo Brasileiro SA	62,032,675	212,749
	B3 SA - Brasil Bolsa Balcao	28,050,256	198,181
	Itau Unibanco Holding SA Preference Shares	42,431,519	177,673
	Banco Bradesco SA Preference Shares	41,917,530	147,616
	Ambev SA	60,655,088	126,488
	Petroleo Brasileiro SA Preference Shares	35,095,451	116,492
	Itau Unibanco Holding SA ADR	26,553,845	111,792
	Itausa - Investimentos Itau SA Preference Shares	62,016,470	102,640
	Vale SA Class B ADR	12,418,950	102,456
	Magazine Luiza SA	9,087,793	83,058
*	Suzano SA	11,389,730	82,545
	Lojas Renner SA	11,294,233	79,734
	Weg SA	10,528,421	77,329
	Banco Bradesco SA ADR	21,453,320	75,516
	Petroleo Brasileiro SA ADR	10,685,064	71,269
	Notre Dame Intermedica Participacoes SA	6,430,516	64,815
	Banco do Brasil SA	12,169,744	63,782
	Raia Drogasil SA	3,243,606	62,499
	Jbs SA	13,851,170	60,724
*	Natura & Co. Holding SA	9,112,063	59,519
*	Rumo SA	15,911,959	57,908
	Lojas Americanas SA Preference Shares	11,462,354	52,444
	Localiza Rent a Car SA	8,071,007	50,745
	Banco Bradesco SA	15,553,553	50,225
	Telefonica Brasil SA Preference Shares	5,655,393	47,476
	BB Seguridade Participacoes SA	9,661,471	47,171
	Equatorial Energia SA	12,544,528	42,285
*	B2W Cia Digital	2,750,642	37,052
	CCR SA	16,181,305	36,749
	Petrobras Distribuidora SA	9,959,647	35,770
	Ultrapar Participacoes SA	12,217,285	32,577
	Hypera SA	5,722,499	30,602
	Banco BTG Pactual SA	3,572,644	27,791
	Klabin SA	8,321,474	27,254
*	Brf SA	7,586,918	27,053
	Sul America SA	3,254,036	26,778
	Cosan SA	2,393,713	26,561
*	Centrais Eletricas Brasileiras SA	5,640,375	25,153
	Cogna Educacao	24,046,953	24,498
	Gerdau SA Preference Shares	11,248,624	24,285
	Totvs SA	2,231,326	24,271
	IRB Brasil Resseguros SA	11,853,350	22,277
^	Banco Santander Brasil SA (XNYS)	4,401,221	21,654
	Energisa SA	2,656,087	21,345
	TIM Participacoes SA	8,672,758	20,351
	BR Malls Participacoes SA	10,936,218	20,192
	YDUQS Participacoes SA	3,612,304	20,161
1	Hapvida Participacoes e Investimentos SA	2,074,282	20,003
	Cia Energetica de Minas Gerais Preference Shares	11,364,848	19,896
*	Cia Brasileira de Distribuicao	1,612,088	19,631
	Engie Brasil Energia SA	2,629,318	18,915
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,462,772	18,865
	Cia de Saneamento Basico do Estado de Sao Paulo	2,536,294	18,694
	Bradespar SA Preference Shares	3,299,886	18,120
	Itau Unibanco Holding SA	4,358,202	17,632
	Atacadao SA	4,748,062	17,463
	Transmissora Alianca de Energia Eletrica SA	3,323,460	16,807
	Qualicorp Consultoria e Corretora de Seguros SA	3,496,672	16,667
	Multiplan Empreendimentos Imobiliarios SA	4,020,562	15,445
*	Marfrig Global Foods SA	6,535,467	15,432

1

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

Market
Value
Shares	($000)
*	Centrais Eletricas Brasileiras SA Preference Shares	2,992,011	15,318
	Cia de Saneamento do Parana	2,994,046	14,150
	Cia Energetica de Sao Paulo Preference Shares	2,703,288	13,999
	EDP - Energias do Brasil SA	4,476,974	13,996
^	Cia Paranaense de Energia ADR	1,351,964	13,858
	CPFL Energia SA	2,585,757	13,809
	Alpargatas SA Preference Shares	2,702,031	13,610
	Fleury SA	3,173,322	13,305
	Cielo SA	16,166,774	12,070
	MRV Engenharia e Participacoes SA	4,253,117	11,849
	Porto Seguro SA	1,372,503	11,431
*	Embraer SA	7,013,684	11,157
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,731,370	10,917
	Odontoprev SA	3,850,048	10,620
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,739,829	9,790
*	Via Varejo SA	5,424,856	9,158
	Lojas Americanas SA	2,442,621	9,132
*	Azul SA Prior Preference Shares.	2,829,239	9,053
	Metalurgica Gerdau SA Preference Shares Class A	9,185,223	8,699
*	Linx SA	2,151,081	8,588
	Banco Inter SA	1,655,110	8,376
	Neoenergia SA	2,455,108	8,249
	Cia de Saneamento de Minas Gerais-COPASA	927,858	8,190
	Sao Martinho SA	2,317,573	8,140
*	Minerva SA	3,536,326	7,973
^	Gerdau SA ADR	3,696,077	7,947
	Cia Siderurgica Nacional SA	4,803,101	7,914
	Iguatemi Empresa de Shopping Centers SA	1,284,697	7,777
*	Cia Brasileira de Distribuicao ADR	632,296	7,720
	Cia de Locacao das Americas	3,154,184	7,703
*	Aliansce Sonae Shopping Centers sa	1,474,522	7,568
	M Dias Branco SA	1,251,813	7,366
	TIM Participacoes SA ADR	630,446	7,326
	Duratex SA	3,904,574	6,994
	Banco Santander Brasil SA (BVMF)	1,404,145	6,972
^	Cia Siderurgica Nacional SA ADR	4,332,693	6,932
*	Alupar Investimento SA	1,641,053	6,811
	AES Tiete Energia SA	2,506,137	6,683
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,806,152	6,471
	Braskem SA Preference Shares	1,615,921	6,282
*	Light SA	2,897,230	6,052
	SLC Agricola SA	1,345,901	5,940
*	Embraer SA ADR	914,313	5,788
*	Eneva SA	873,279	5,778
*	EcoRodovias Infraestrutura e Logistica SA	2,984,747	5,758
*	Ez Tec Empreendimentos e Participacoes SA	1,013,763	5,632
	Cia Hering	1,810,120	4,980
	Centrais Eletricas Brasileiras SA ADR Preference Shares	1,021,703	4,884
	Arezzo Industria e Comercio SA	616,502	4,818
	Grendene SA	3,738,749	4,792
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,427,606	4,791
	Marcopolo SA Preference Shares	8,654,743	4,552
	CVC Brasil Operadora e Agencia de Viagens SA	1,786,954	4,535
	Construtora Tenda SA	1,045,133	4,467
^	Braskem SA ADR	554,448	4,352
	Iochpe Maxion SA	1,830,791	4,279
	Randon Participacoes SA Preference Shares	2,683,107	4,194
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,284,059	3,973
*	Grupo SBF SA	681,718	3,961
*	Cosan Logistica SA	1,320,900	3,731
*	Omega Geracao SA	637,625	3,516
^	Cia Energetica de Minas Gerais ADR	2,028,705	3,489
	Telefonica Brasil SA ADR	409,127	3,437
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,442,144	3,289

2

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Banco Pan SA Preference Shares	3,456,446	3,197
*	Unipar Carbocloro SA Preference Shares	719,136	3,095
	Movida Participacoes SA	1,551,470	3,081
	BR Properties SA	1,872,174	3,009
	Camil Alimentos SA	1,927,500	2,892
	Santos Brasil Participacoes SA	3,617,222	2,714
1	Ser Educacional SA	845,528	2,643
	Cia Paranaense de Energia Preference Shares	263,705	2,638
	Cia Energetica de Minas Gerais	1,372,451	2,441
	Guararapes Confeccoes SA	1,016,760	2,384
	Tupy SA	856,292	2,331
	Smiles Fidelidade SA	886,880	2,329
	Instituto Hermes Pardini SA	633,160	2,265
*	Even Construtora e Incorporadora SA	1,691,304	2,096
^	Centrais Eletricas Brasileiras SA ADR	449,147	2,003
	Ambev SA ADR	911,072	1,959
	Wiz Solucoes e Corretagem de Seguros SA	1,124,219	1,885
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,105,598	1,814
	Cia Paranaense de Energia	181,555	1,776
	LOG Commercial Properties e Participacoes SA	411,018	1,729
1	Banco Inter SA Preference Shares	1,003,698	1,724
	Dimed SA Distribuidora da Medicamentos	395,900	1,704
	Mahle-Metal Leve SA	525,673	1,700
*	Anima Holding SA	399,126	1,672
*	Enauta Participacoes SA	988,330	1,659
	Direcional Engenharia SA	940,943	1,523
*	Alliar Medicos A Frente SA	732,900	1,414
*	Brf SA ADR	385,738	1,381
	JHSF Participacoes SA	1,175,700	899
*	Petro Rio SA	165,500	622
*	Oi SA ADR	1	—
			4,046,484
Chile (0.8%)
	Banco de Chile	628,163,598	55,375
	Enel Americas SA	320,020,447	52,513
	Empresas COPEC SA	7,032,406	43,951
	Empresas CMPC SA	16,272,569	35,081
	Enel Americas SA ADR	4,177,678	33,797
	Falabella SA	10,091,529	27,559
	Banco de Credito e Inversiones SA	663,116	24,620
	Enel Chile SA	296,905,769	24,179
	Cencosud SA	19,553,521	23,654
*	Banco Santander Chile	463,167,590	19,888
*	Banco Santander Chile ADR	1,145,468	19,267
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	727,061	17,286
	Colbun SA	106,391,373	15,610
	Cia Cervecerias Unidas SA	2,164,406	15,554
	Parque Arauco SA	9,081,463	15,240
^	Sociedad Quimica y Minera de Chile SA ADR	617,231	14,073
	Aguas Andinas SA Class A	41,620,247	13,958
*	Empresa Nacional de Telecomunicaciones SA	2,036,310	12,317
	Latam Airlines Group SA	2,723,294	10,291
*	Cencosud Shopping SA	5,742,616	10,180
	Vina Concha y Toro SA	5,195,355	8,183
	Embotelladora Andina SA Preference Shares	3,305,786	7,895
	Enel Chile SA ADR	1,803,817	7,233
	Itau CorpBanca Chile SA	2,520,544,995	7,134
	AES Gener SA	43,877,917	6,465
	Engie Energia Chile SA	5,101,530	6,295
*	Cap SA	1,142,397	5,576
*	Cia Sud Americana de Vapores SA	215,266,760	5,157
	Inversiones Aguas Metropolitanas SA	5,410,096	4,341
	Sonda SA	6,442,953	3,897

3

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Inversiones La Construccion SA	513,234	3,873
	Plaza SA	2,555,345	3,679
	Smu SA	20,553,407	3,447
	Ripley Corp. SA	9,843,022	3,065
	Salfacorp SA	4,427,502	1,915
	Besalco SA	2,833,463	1,258
	Forus SA	505,914	570
^	Latam Airlines Group SA ADR	86,113	327
			564,703
China (42.5%)
*	Alibaba Group Holding Ltd. ADR	24,920,955	5,050,730
	Tencent Holdings Ltd.	80,960,882	4,256,068
	China Construction Bank Corp. Class H	1,294,516,103	1,039,061
	Ping An Insurance Group Co. of China Ltd.	76,171,813	775,144
	Industrial & Commercial Bank of China Ltd. Class H	1,122,774,614	752,831
*	Meituan Dianping Class B	48,597,169	650,672
	China Mobile Ltd.	74,446,049	598,476
*	JD.com Inc. ADR	11,267,544	485,631
	Bank of China Ltd. Class H	1,106,611,735	421,291
*	Baidu Inc. ADR	3,898,770	393,503
	NetEase Inc. ADR	1,006,675	347,263
	China Merchants Bank Co. Ltd. Class H	62,960,295	297,948
*	TAL Education Group ADR	4,828,679	261,666
*	New Oriental Education & Technology Group Inc. ADR	1,946,103	248,440
	CNOOC Ltd.	223,961,883	247,617
	China Life Insurance Co. Ltd. Class H	106,687,734	227,533
	Agricultural Bank of China Ltd. Class H	484,047,343	201,355
	China Overseas Land & Investment Ltd.	53,951,341	199,293
*,1	Xiaomi Corp. Class B	149,203,120	195,694
	China Petroleum & Chemical Corp. Class H	372,648,822	185,733
*,1	Wuxi Biologics Cayman Inc.	11,266,522	175,379
*	Trip.com Group Ltd. ADR	6,258,195	161,211
	China Resources Land Ltd.	38,851,325	160,542
	ZTO Express Cayman Inc. ADR	5,364,884	159,659
	Sunac China Holdings Ltd.	35,085,526	156,947
*,1	China Tower Corp. Ltd. Class H	657,156,936	146,247
	Anhui Conch Cement Co. Ltd. Class H	18,383,135	144,958
	ANTA Sports Products Ltd.	16,806,805	143,127
	China Pacific Insurance Group Co. Ltd. Class H	40,944,592	135,462
	Country Garden Holdings Co. Ltd.	104,430,469	135,277
	China Gas Holdings Ltd.	37,104,211	135,013
	Kweichow Moutai Co. Ltd. Class A (XSSC)	750,667	133,727
	Sino Biopharmaceutical Ltd.	91,235,963	132,985
*	Alibaba Health Information Technology Ltd.	54,509,112	130,386
	Sunny Optical Technology Group Co. Ltd.	9,181,375	127,856
1	Longfor Group Holdings Ltd.	24,461,601	124,364
	CSPC Pharmaceutical Group Ltd.	61,930,380	122,605
	ENN Energy Holdings Ltd.	10,690,155	120,504
	Shenzhou International Group Holdings Ltd.	10,183,333	117,532
	Ping An Insurance Group Co. of China Ltd. Class A	10,672,707	111,202
	China Conch Venture Holdings Ltd.	22,820,518	109,113
	Geely Automobile Holdings Ltd.	69,368,643	107,905
	China Resources Beer Holdings Co. Ltd.	22,385,124	105,430
	PetroChina Co. Ltd. Class H	275,977,227	99,129
*	Vipshop Holdings Ltd.	6,135,794	97,743
	China Shenhua Energy Co. Ltd. Class H	53,218,360	94,281
	PICC Property & Casualty Co. Ltd. Class H	94,912,207	90,826
	China Minsheng Banking Corp. Ltd. Class H	119,802,594	89,241
	Hengan International Group Co. Ltd.	9,984,526	88,792
	China Vanke Co. Ltd. Class H	25,776,100	86,627
	Guangdong Investment Ltd.	41,306,021	85,853
	Shimao Property Holdings Ltd.	19,997,423	81,287
	Country Garden Services Holdings Co. Ltd.	17,561,331	81,136
	Bank of Communications Co. Ltd. Class H	126,650,609	80,259

4

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,1	Innovent Biologics Inc.	16,229,320	79,926
1	Postal Savings Bank of China Co. Ltd. Class H	131,935,010	78,838
	CITIC Securities Co. Ltd. Class H	40,607,087	77,783
	Li Ning Co. Ltd.	24,041,980	75,912
*	Pinduoduo Inc. ADR	1,548,100	73,442
	CITIC Ltd.	69,222,026	71,894
*	58.com Inc. ADR	1,383,276	71,861
*,1	Ping An Healthcare and Technology Co. Ltd.	5,155,800	71,026
^	BYD Co. Ltd. Class H	11,266,156	70,063
	China National Building Material Co. Ltd. Class H	54,893,473	68,570
	China Telecom Corp. Ltd. Class H	195,201,743	67,423
	Kweichow Moutai Co. Ltd. Class A (XSHG)	366,461	65,283
	Autohome Inc. ADR	784,781	64,470
	China Resources Gas Group Ltd.	11,180,405	62,838
	China CITIC Bank Corp. Ltd. Class H	121,073,476	59,149
	China Jinmao Holdings Group Ltd.	82,434,771	58,039
^	China Evergrande Group	30,551,057	54,312
	China Unicom Hong Kong Ltd.	83,539,981	54,028
*,^	iQIYI Inc. ADR	3,114,944	52,861
	Yihai International Holding Ltd.	6,598,648	52,584
	Huazhu Group Ltd. ADR	1,447,907	52,139
	Haitong Securities Co. Ltd. Class H	57,014,870	51,617
*,^,1	Hansoh Pharmaceutical Group Co. Ltd.	12,928,000	49,919
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,547,844	49,445
	Sinopharm Group Co. Ltd. Class H	18,033,625	48,625
	Haier Electronics Group Co. Ltd.	17,421,535	47,981
	New China Life Insurance Co. Ltd. Class H	13,804,305	47,828
	Weichai Power Co. Ltd. Class H	26,510,294	46,579
	China Communications Construction Co. Ltd. Class H	68,342,670	45,936
*	JOYY Inc. ADR	752,988	45,902
	Kingdee International Software Group Co. Ltd.	31,838,284	45,534
*,^	GDS Holdings Ltd. ADR	781,095	44,772
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,236,198	42,544
*,^	Kingsoft Corp. Ltd.	12,328,078	42,337
	China Resources Cement Holdings Ltd.	30,965,076	42,134
	Guangzhou Automobile Group Co. Ltd. Class H	46,610,820	41,824
	Fosun International Ltd.	32,040,625	40,226
*,1	CGN Power Co. Ltd. Class H	158,266,514	39,812
*	China Biologic Products Holdings Inc.	366,165	38,169
1	People's Insurance Co. Group of China Ltd. Class H	115,416,422	37,774
	Zijin Mining Group Co. Ltd. Class H	91,462,097	37,341
	China Merchants Bank Co. Ltd. Class A (XSSC)	7,581,049	37,336
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	51,061,779	37,268
	CRRC Corp. Ltd. Class H	70,124,812	37,121
	Brilliance China Automotive Holdings Ltd.	39,435,099	36,487
*	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	2,793,683	36,333
	China Railway Construction Corp. Ltd. Class H	33,043,689	36,282
	CIFI Holdings Group Co. Ltd.	46,693,897	35,671
*,^	NIO Inc. ADR	10,452,297	35,642
	Zhongsheng Group Holdings Ltd.	8,836,906	35,469
1	Huatai Securities Co. Ltd. Class H	21,082,008	34,962
	Momo Inc. ADR	1,435,750	34,573
	China Taiping Insurance Holdings Co. Ltd.	20,205,200	34,066
	Industrial Bank Co. Ltd. Class A (XSSC)	14,364,865	33,556
*	Zai Lab Ltd. ADR	521,796	32,727
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	21,615,631	32,362
	China Resources Power Holdings Co. Ltd.	27,103,149	32,102
	Great Wall Motor Co. Ltd. Class H	47,465,875	31,734
	GF Securities Co. Ltd. Class A (XSHE)	16,187,255	31,029
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	8,008,109	30,255
*	ZTE Corp. Class H	10,632,439	29,969
	China Everbright International Ltd.	50,553,203	29,235
	Beijing Enterprises Water Group Ltd.	75,222,691	29,190
*	SINA Corp.	857,949	28,973

5

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Gree Electric Appliances Inc. of Zhuhai Class A (XSHE)	3,661,200	28,010
*,^	Weibo Corp. ADR	745,230	27,968
	Kunlun Energy Co. Ltd.	42,201,541	27,494
1	China Galaxy Securities Co. Ltd. Class H	54,130,375	27,488
	Tsingtao Brewery Co. Ltd. Class H	4,444,736	27,001
	Dongfeng Motor Group Co. Ltd. Class H	40,646,430	26,959
	KWG Group Holdings Ltd.	18,011,797	26,645
1	A-Living Services Co. Ltd. Class H	4,662,913	25,776
	Beijing Enterprises Holdings Ltd.	7,271,267	25,759
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	3,887,920	25,637
	BYD Electronic International Co. Ltd.	10,843,529	24,970
	Kingboard Holdings Ltd.	10,231,108	24,959
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	5,555,769	24,944
	Seazen Group Ltd.	25,609,824	24,886
	China Railway Group Ltd. Class H	41,144,604	24,601
*	Alibaba Pictures Group Ltd.	182,199,250	24,403
	China Cinda Asset Management Co. Ltd. Class H	125,661,276	24,355
	China Communications Services Corp. Ltd. Class H	34,046,821	24,269
	Muyuan Foodstuff Co. Ltd. Class A (XSHE)	1,352,534	24,211
	Far East Horizon Ltd.	29,712,130	24,053
*,^	GSX Techedu Inc. ADR	607,311	24,025
	China Longyuan Power Group Corp. Ltd. Class H	47,947,493	23,966
	Shenzhen International Holdings Ltd.	12,391,478	23,949
	TravelSky Technology Ltd. Class H	13,269,867	23,434
^,1	China International Capital Corp. Ltd. Class H	15,220,740	23,375
	China Construction Bank Corp. Class A (XSSC)	25,753,909	23,374
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	23,246
	China Everbright Bank Co. Ltd. Class H	54,397,956	23,084
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,204,462	22,915
	Agile Group Holdings Ltd.	20,167,226	22,683
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,847,026	22,613
	China Merchants Port Holdings Co. Ltd.	17,472,671	22,488
	China Yangtze Power Co. Ltd. Class A (XSHG)	8,999,991	22,169
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	22,160
*	Genscript Biotech Corp.	12,293,320	21,924
	Logan Property Holdings Co. Ltd.	13,867,165	21,860
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	4,227,790	21,516
^,1	Haidilao International Holding Ltd.	4,924,000	21,339
	China Overseas Property Holdings Ltd.	19,086,311	21,101
	Huaneng Power International Inc. Class H	56,051,822	21,072
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,864,079	20,998
	Huatai Securities Co. Ltd. Class A (XSSC)	8,272,931	20,950
	Nine Dragons Paper Holdings Ltd.	21,806,910	20,863
	China Medical System Holdings Ltd.	17,581,584	20,697
	Yangzijiang Shipbuilding Holdings Ltd.	29,844,698	20,695
*	Bilibili Inc. ADR	753,059	20,626
*	China Aoyuan Group Ltd.	17,510,071	20,573
	China Oilfield Services Ltd. Class H	26,326,348	20,506
	Yanzhou Coal Mining Co. Ltd. Class H	26,804,023	20,365
	Jiangsu Expressway Co. Ltd. Class H	16,993,976	20,285
	CSC Financial Co. Ltd. Class A	4,149,477	20,211
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	27,324,970	20,084
	China State Construction International Holdings Ltd.	25,883,728	20,068
	Bank of China Ltd. Class A (XSSC)	40,661,200	19,986
*	51job Inc. ADR	330,542	19,813
	Air China Ltd. Class H	27,548,808	19,643
	China Lesso Group Holdings Ltd.	13,519,317	19,373
	Sinotruk Hong Kong Ltd.	9,489,467	19,240
*,^,1	Tongcheng-Elong Holdings Ltd.	11,328,400	19,103
	Agricultural Bank of China Ltd. Class A (XSSC)	38,892,295	19,012
	Poly Developments and Holdings Group Co. Ltd. Class A (XSSC)	8,205,270	18,626
1	WuXi AppTec Co. Ltd. Class H	1,313,590	18,520
	WuXi AppTec Co. Ltd. Class A (XSSC)	1,294,979	18,308
	Anhui Gujing Distillery Co. Ltd. Class B	2,163,606	18,249

6

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Tencent Music Entertainment Group ADR	1,592,504	18,170
	China Hongqiao Group Ltd.	36,816,000	18,149
*,^	GOME Retail Holdings Ltd.	156,268,708	18,142
	Times China Holdings Ltd.	10,789,884	18,100
	Guangzhou R&F Properties Co. Ltd. Class H	14,218,736	18,056
1	Dali Foods Group Co. Ltd.	29,208,048	18,044
*,^,1	CanSino Biologics Inc. Class H	851,800	17,973
*	21Vianet Group Inc. ADR	1,187,750	17,781
*,1	3SBio Inc.	17,361,586	17,601
	China Molybdenum Co. Ltd. Class H	57,787,171	17,434
1	China Huarong Asset Management Co. Ltd. Class H	155,902,113	17,376
	China Vanke Co. Ltd. Class A (XSHE)	4,615,797	17,321
	Wanhua Chemical Group Co. Ltd. Class A	2,749,308	17,316
	China Everbright Ltd.	11,221,100	17,155
	Jiangxi Copper Co. Ltd. Class H	17,631,722	17,153
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	21,065,132	17,054
*,^,1	Koolearn Technology Holding Ltd.	3,525,500	16,922
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	16,873
	Aier Eye Hospital Group Co. Ltd. Class A	2,701,076	16,742
*,^,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,809,093	16,680
	Beijing Capital International Airport Co. Ltd. Class H	24,780,447	16,603
	Zhaojin Mining Industry Co. Ltd. Class H	14,511,667	16,304
	Yuexiu Property Co. Ltd.	85,167,662	16,193
1	China Merchants Securities Co. Ltd. Class H	14,651,997	16,079
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	3,865,292	15,849
	SAIC Motor Corp. Ltd. Class A (XSSC)	5,975,013	15,819
	Zhejiang Expressway Co. Ltd. Class H	20,541,477	15,535
	Shenzhen Investment Ltd.	46,627,262	15,307
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,686,802	15,225
	Ausnutria Dairy Corp. Ltd.	8,240,950	15,198
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,922,800	14,792
1	China Resources Pharmaceutical Group Ltd.	23,401,626	14,697
^	China Southern Airlines Co. Ltd. Class H	29,363,638	14,683
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,424,261	14,680
	China Life Insurance Co. Ltd. Class A	3,668,840	14,672
*,^,1	Jinxin Fertility Group Ltd.	11,598,000	14,624
	Haitian International Holdings Ltd.	8,216,180	14,537
*	Wingtech Technology Co. Ltd. Class A	976,731	14,524
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	404,569	14,495
	Kingboard Laminates Holdings Ltd.	14,937,799	14,457
1	AK Medical Holdings Ltd.	5,382,000	14,440
*	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,102,536	14,339
	SSY Group Ltd.	20,341,775	14,323
^	Chinasoft International Ltd.	27,225,155	14,287
	Greentown Service Group Co. Ltd.	10,783,893	14,192
1	BAIC Motor Corp. Ltd. Class H	31,759,093	13,894
*	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,682,539	13,822
	AviChina Industry & Technology Co. Ltd. Class H	34,955,476	13,796
*	COSCO SHIPPING Holdings Co. Ltd. Class H	47,360,158	13,683
*,1	China Literature Ltd.	3,059,364	13,657
*	BEST Inc. ADR	2,525,271	13,561
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	4,860,732	13,549
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	376,787	13,500
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	5,635,100	13,339
	COSCO SHIPPING Ports Ltd.	24,949,359	13,292
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,581,661	13,262
	SOHO China Ltd.	27,517,530	13,186
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,591,770	13,122
1	China Yuhua Education Corp. Ltd.	13,045,676	13,121
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	2,915,331	13,089
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,166,131	13,077
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,164,471	12,927
	Shanghai Baosight Software Co. Ltd. Class B	5,706,072	12,718
	Gree Electric Appliances Inc. of Zhuhai Class A (XSEC)	1,659,053	12,693

7

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	913,928	12,665
	China Yongda Automobiles Services Holdings Ltd.	12,455,652	12,557
1	Guotai Junan Securities Co. Ltd. Class H	8,821,336	12,556
	Yuzhou Properties Co. Ltd.	29,273,926	12,472
	China Power International Development Ltd.	61,168,063	12,458
	China United Network Communications Ltd. Class A (XSSC)	16,881,224	12,381
	Greentown China Holdings Ltd.	11,450,719	12,374
	Orient Securities Co. Ltd.Class A (XSSC)	9,361,970	12,328
	Shanghai Electric Group Co. Ltd. Class H	40,101,315	12,325
	China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	12,207
	Lee & Man Paper Manufacturing Ltd.	19,798,227	12,163
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	12,106
	Powerlong Real Estate Holdings Ltd.	19,761,277	12,070
*	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,115,976	12,031
*	ZTE Corp. Class A (XSEC)	2,083,874	11,926
*,^	HUYA Inc. ADR	734,779	11,925
	China Everbright Bank Co. Ltd. Class A (XSSC)	22,254,594	11,710
	China Petroleum & Chemical Corp. Class A	18,412,819	11,594
*,^	Canadian Solar Inc.	644,262	11,494
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,123,401	11,320
*	Aluminum Corp. of China Ltd. Class H	53,508,237	11,262
*,^,1	Weimob Inc.	15,188,000	11,221
^,1	Luye Pharma Group Ltd.	22,929,456	11,134
	Kaisa Group Holdings Ltd.	29,097,049	11,133
*	SF Holding Co. Ltd. Class A (XSHE)	1,701,724	11,129
*,^	China Eastern Airlines Corp. Ltd. Class H	27,358,558	11,119
	Vinda International Holdings Ltd.	3,702,804	11,085
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,206,090	10,988
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	10,964
	Shenzhen Expressway Co. Ltd. Class H	9,559,170	10,960
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	1,684,450	10,927
*,1	China Railway Signal & Communication Corp. Ltd. Class H	22,092,798	10,919
	Sino-Ocean Group Holding Ltd.	41,790,089	10,884
*	Will Semiconductor Ltd. Class A (XSHG)	401,200	10,881
1	Fu Shou Yuan International Group Ltd.	12,012,913	10,863
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,997,207	10,786
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	2,479,958	10,730
	Ping An Bank Co. Ltd. Class A (XSEC)	5,444,900	10,624
	China Reinsurance Group Corp. Class H	90,606,940	10,617
	East Money Information Co. Ltd. Class A	4,165,280	10,601
	Hopson Development Holdings Ltd.	9,437,434	10,570
	China Overseas Grand Oceans Group Ltd.	16,764,142	10,499
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	15,789,210	10,486
	China Oriental Group Co. Ltd.	34,456,736	10,413
^,1	Hua Hong Semiconductor Ltd.	5,377,188	10,392
*,^	Baozun Inc. ADR	325,313	10,358
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	10,254
	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,030,267	10,218
	Bank of Shanghai Co. Ltd. Class A (XSHG)	8,858,061	10,211
	Bosideng International Holdings Ltd.	37,285,764	10,109
	Bank of Communications Co. Ltd. Class A (XSSC)	13,781,579	10,078
	China Merchants Securities Co. Ltd. Class A (XSSC)	3,885,964	10,041
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	503,200	9,987
	China Water Affairs Group Ltd.	13,098,149	9,956
	China SCE Group Holdings Ltd.	22,663,301	9,939
1	Sinopec Engineering Group Co. Ltd. Class H	20,559,564	9,857
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,521,713	9,817
	Shanghai Industrial Holdings Ltd.	5,764,289	9,807
	Huaxia Bank Co. Ltd. Class A (XSSC)	10,545,550	9,758
	Fanhua Inc. ADR	514,368	9,737
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	115,934	9,650
	NetDragon Websoft Holdings Ltd.	3,468,138	9,591
*,1	China East Education Holdings Ltd.	5,969,000	9,590
	Poly Property Group Co. Ltd.	27,263,038	9,542

8

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	BOE Technology Group Co. Ltd. Class B	27,278,943	9,504
	Digital China Holdings Ltd.	17,739,894	9,467
*	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	241,270	9,375
	Lonking Holdings Ltd.	27,603,868	9,353
	Inner Mongolia Yitai Coal Co. Ltd. Class B	15,229,096	9,348
	Industrial Bank Co. Ltd. Class A (XSHG)	3,996,701	9,336
	CRRC Corp. Ltd. Class A (XSSC)	10,483,035	9,121
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	820,599	9,100
	China Coal Energy Co. Ltd. Class H	33,456,653	8,951
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,548,981	8,929
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	513,736	8,869
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	2,049,727	8,824
	Tianneng Power International Ltd.	9,013,156	8,822
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,885,442	8,808
	China Yangtze Power Co. Ltd. Class A (XSSC)	3,568,328	8,790
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	3,871,454	8,752
	Lao Feng Xiang Co. Ltd. Class B	3,127,520	8,692
*,^,1	Shanghai Junshi Biosciences Co. Ltd. Class H	1,802,800	8,683
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,053,140	8,651
*,§,1	Tianhe Chemicals Group Ltd.	57,304,542	8,648
	Hollysys Automation Technologies Ltd.	596,027	8,547
	China Education Group Holdings Ltd.	5,086,724	8,536
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	663,692	8,456
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,076,413	8,446
	Daqin Railway Co. Ltd. Class A (XSSC)	8,141,660	8,260
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	548,676	8,256
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,129,825	8,189
1	Qingdao Port International Co. Ltd. Class H	15,164,915	8,160
	Bank of Beijing Co. Ltd. Class A (XSSC)	11,613,973	8,158
	Muyuan Foodstuff Co. Ltd. Class A (XSEC)	454,827	8,142
^	Metallurgical Corp. of China Ltd. Class H	46,857,885	8,133
^	BBMG Corp. Class H	32,018,781	8,095
	Hundsun Technologies Inc. Class A (XSSC)	561,886	8,068
	Ronshine China Holdings Ltd.	7,706,808	8,067
*	Eve Energy Co. Ltd. Class A	859,362	8,055
^	Sinotrans Ltd. Class H	32,933,836	7,989
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	816,340	7,961
^,1	Legend Holdings Corp. Class H	6,778,914	7,933
*	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,220,430	7,928
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,478,692	7,901
*	China Meidong Auto Holdings Ltd.	4,332,000	7,795
	Health & Happiness H&H International Holdings Ltd.	2,013,951	7,702
	BOE Technology Group Co. Ltd. Class A (XSHE)	14,633,654	7,678
	Weichai Power Co. Ltd. Class A (XSEC)	4,072,000	7,636
1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	2,020,382	7,619
^,1	Ganfeng Lithium Co. Ltd. Class H	2,339,000	7,600
	CITIC Securities Co. Ltd. Class A (XSSC)	2,272,600	7,518
^	Huadian Power International Corp. Ltd. Class H	21,598,909	7,514
*	Ever Sunshine Lifestyle Services Group Ltd.	5,272,000	7,465
	Walvax Biotechnology Co. Ltd. Class A	1,302,557	7,392
^	Comba Telecom Systems Holdings Ltd.	18,184,130	7,372
*	LexinFintech Holdings Ltd. ADR	873,899	7,367
*	Tianli Education International Holdings Ltd.	14,715,000	7,360
^	Zhongyu Gas Holdings Ltd.	8,551,000	7,322
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	387,600	7,254
	China Railway Construction Corp. Ltd. Class A (XSSC)	5,260,177	7,206
	Fufeng Group Ltd.	21,022,495	7,205
	Hangzhou Tigermed Consulting Co. Ltd. Class A	666,559	7,145
	Tong Ren Tang Technologies Co. Ltd. Class H	8,980,132	7,115
	Yuexiu REIT	14,415,000	7,071
	COSCO SHIPPING Development Co. Ltd. Class H	68,056,529	7,036
^	China International Marine Containers Group Co. Ltd. Class H	7,880,078	6,977
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,540,460	6,974
*,1	Hope Education Group Co. Ltd.	24,740,000	6,941

9

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
1	Midea Real Estate Holding Ltd.	2,700,600	6,938
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,867,604	6,935
	Chongqing Changan Automobile Co. Ltd. Class B	14,299,340	6,928
^,1	Zhou Hei Ya International Holdings Co. Ltd.	12,281,904	6,904
	SAIC Motor Corp. Ltd. Class A (XSHG)	2,589,465	6,856
	Jiayuan International Group Ltd.	16,233,853	6,767
*	Daqo New Energy Corp. ADR	129,456	6,749
	Yanlord Land Group Ltd.	9,014,060	6,738
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	342,406	6,733
	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,452,921	6,712
*,^	JinkoSolar Holding Co. Ltd. ADR	423,847	6,705
	NAURA Technology Group Co. Ltd. Class A (XSHE)	317,300	6,686
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,061,086	6,681
*	Maxscend Microelectronics Co. Ltd. Class A	74,600	6,670
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	6,669
	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	11,269,852	6,614
	Shenzhen Inovance Technology Co. Ltd. Class A	1,434,119	6,586
	Livzon Pharmaceutical Group Inc. Class A	1,176,881	6,566
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,746,559	6,563
	Sany Heavy Equipment International Holdings Co. Ltd.	12,208,954	6,558
*,1	China Logistics Property Holdings Co. Ltd.	17,437,409	6,553
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	6,516
	Dongyue Group Ltd.	14,699,339	6,512
*	Lifetech Scientific Corp.	29,343,059	6,466
	PetroChina Co. Ltd. Class A	10,277,690	6,444
*	Lingyi iTech Guangdong Co. Class A (XSHE)	4,974,800	6,434
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,361
^	China Maple Leaf Educational Systems Ltd.	21,618,538	6,355
^	Skyworth Group Ltd.	27,649,899	6,351
*	ZTE Corp. Class A (XSHE)	1,094,565	6,264
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,863,466	6,258
	Suning.com Co. Ltd. Class A (XSHE)	5,278,922	6,255
	NARI Technology Co. Ltd. Class A (XSSC)	2,210,157	6,238
^	Zhenro Properties Group Ltd.	9,719,508	6,234
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,323,699	6,218
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	16,815,592	6,215
*,^	Q Technology Group Co. Ltd.	5,119,424	6,125
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	821,786	6,101
	Huadian Fuxin Energy Corp. Ltd. Class H	34,232,912	6,085
	Songcheng Performance Development Co. Ltd. Class A	1,443,362	6,057
	China Suntien Green Energy Corp. Ltd. Class H	25,964,823	6,047
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	9,800,674	6,015
	Bank of Nanjing Co. Ltd. Class A (XSSC)	5,547,868	6,009
*	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,021,310	5,970
^	Datang International Power Generation Co. Ltd. Class H	41,234,046	5,965
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,648,248	5,950
1	Red Star Macalline Group Corp. Ltd. Class H	9,349,264	5,938
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,499,568	5,917
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	5,913
	Zijin Mining Group Co. Ltd. Class A (XSSC)	10,753,100	5,882
	Seazen Holdings Co. Ltd. Class A	1,325,573	5,882
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	884,086	5,830
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	5,823
	Focus Media Information Technology Co. Ltd.	8,573,431	5,814
	Xtep International Holdings Ltd.	15,124,291	5,809
	Jiangxi Bank Co. Ltd. Class H	13,075,000	5,789
	Yuexiu Transport Infrastructure Ltd.	8,234,501	5,748
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	5,743
^	Angang Steel Co. Ltd. Class H	21,294,652	5,741
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	5,714
	Shougang Concord International Enterprises Co. Ltd.	29,683,212	5,707
	Huaxin Cement Co. Ltd. Class B	3,367,634	5,693
^	Sihuan Pharmaceutical Holdings Group Ltd.	56,738,595	5,630
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,106,667	5,617

10

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Wens Foodstuffs Group Co. Ltd.	1,318,619	5,606
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	5,597
	West China Cement Ltd.	31,118,438	5,546
*,^	China Tobacco International HK Co. Ltd.	2,838,000	5,539
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	5,532
*,§	SMI Holdings Group Ltd.	18,314,748	5,528
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,006,721	5,510
	Greatview Aseptic Packaging Co. Ltd.	14,932,219	5,503
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	5,497
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	396,209	5,491
1	Redco Properties Group Ltd.	11,579,640	5,431
*	TCL Corp. Class A (XSHE)	8,341,322	5,401
	Glodon Co. Ltd. Class A (XSHE)	732,431	5,380
	CSG Holding Co. Ltd. Class B	19,177,013	5,379
	Gemdale Corp. Class A (XSSC)	2,836,608	5,333
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,864,016	5,308
*	SG Micro Corp. Class A	119,064	5,287
	China International Travel Service Corp. Ltd. Class A (XSSC)	411,498	5,275
	Hualan Biological Engineering Inc. Class A (XSHE)	961,975	5,267
*	Hanergy Thin Film Power Group Ltd.	206,154,000	5,262
	NARI Technology Co. Ltd. Class A (XSHG)	1,863,373	5,259
	Founder Securities Co. Ltd. Class A (XSSC)	5,259,513	5,237
*	Alibaba Group Holding Ltd.	206,200	5,233
	GoerTek Inc. Class A (XSHE)	1,938,204	5,225
	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	8,880,500	5,211
1	Genertec Universal Medical Group Co. Ltd.	8,552,668	5,201
	GF Securities Co. Ltd. Class A (XSEC)	2,706,800	5,189
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,479,747	5,183
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,777,408	5,174
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	464,200	5,147
	Skyfame Realty Holdings Ltd.	38,889,804	5,129
	Shandong Chenming Paper Holdings Ltd. Class B	13,176,446	5,086
	Perfect World Co. Ltd. Class A	766,083	5,084
	Tianshui Huatian Technology Co. Ltd. Class A	2,785,119	5,059
*,^	GCL-Poly Energy Holdings Ltd.	177,672,171	5,057
	Dazhong Transportation Group Co. Ltd. Class B	14,283,108	5,056
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	394,600	5,011
*	DouYu International Holdings Ltd. ADR	659,927	5,009
	Livzon Pharmaceutical Group Inc. Class H	1,102,653	4,914
^	China Tian Lun Gas Holdings Ltd.	6,267,500	4,912
	China United Network Communications Ltd. Class A (XSHG)	6,641,000	4,871
	Iflytek Co. Ltd. Class A (XSHE)	1,044,759	4,849
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,071,669	4,839
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	751,350	4,820
	Winning Health Technology Group Co. Ltd. Class A	1,344,114	4,800
	Weifu High-Technology Group Co. Ltd. Class B	2,812,799	4,793
^	China Zhongwang Holdings Ltd.	19,879,819	4,779
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,274,274	4,761
	Poly Developments and Holdings Group Co. Ltd. Class A (XSHG)	2,095,452	4,757
*,1	Meitu Inc.	26,053,436	4,733
*	Aluminum Corp. of China Ltd. Class A	11,775,400	4,730
*	Bitauto Holdings Ltd. ADR	387,476	4,712
	Bank of Beijing Co. Ltd. Class A (XSHG)	6,704,962	4,710
^	Tiangong International Co. Ltd.	14,793,224	4,708
*,^	Leyou Technologies Holdings Ltd.	15,680,765	4,675
	BYD Co. Ltd. Class A (XSEC)	554,238	4,636
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,246,400	4,627
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,255,859	4,617
^,1	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	2,481,159	4,616
	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	4,597
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	6,695,484	4,590
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,492,934	4,576
	Zhejiang Supor Co. Ltd. Class A	492,919	4,573
	Aisino Corp. Class A	1,899,313	4,570

11

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,300,834	4,569
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	4,561
	Sinopec Kantons Holdings Ltd.	10,312,976	4,558
*	Tianfeng Securities Co. Ltd. Class A	5,963,360	4,557
*,^,1	Maoyan Entertainment	3,379,400	4,557
	O-Net Technologies Group Ltd.	7,313,238	4,543
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,292,550	4,534
*	Topchoice Medical Investment Corp. Class A (XSHG)	263,079	4,525
	Iflytek Co. Ltd. Class A (XSEC)	974,150	4,521
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,295	4,521
*,1	CStone Pharmaceuticals	4,393,500	4,512
	Venustech Group Inc. Class A (XSHE)	779,436	4,478
	Hithink RoyalFlush Information Network Co. Ltd. Class A	269,959	4,475
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,882,981	4,467
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,215,400	4,440
	East Money Information Co. Ltd.	1,744,257	4,439
*	NanJi E-Commerce Co. Ltd. Class A	2,307,043	4,433
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,164,076	4,351
^	PAX Global Technology Ltd.	10,190,436	4,344
*	Oshidori International Holdings Ltd.	55,356,783	4,331
	Jinchuan Group International Resources Co. Ltd.	61,247,000	4,315
	Lomon Billions Group Co. Ltd. Class A	1,848,707	4,313
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	993,691	4,310
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSHE)	793,693	4,284
1	Yadea Group Holdings Ltd.	11,482,000	4,272
	Bank of Shanghai Co. Ltd. Class A (XSSC)	3,686,275	4,249
	China National Software & Service Co. Ltd. Class A (XSSC)	367,034	4,227
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,144,827	4,214
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,443,737	4,197
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	4,190
	Industrial Securities Co. Ltd. Class A (XSSC)	4,941,465	4,172
	Avary Holding Shenzhen Co. Ltd. Class A	718,384	4,167
	Beijing Capital Land Ltd. Class H	18,552,464	4,159
*,^	Noah Holdings Ltd. ADR	149,238	4,143
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	4,948,738	4,112
	China Resources Medical Holdings Co. Ltd.	8,094,289	4,112
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,462,488	4,082
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	4,079
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,716,031	4,062
	Greenland Hong Kong Holdings Ltd.	10,853,314	4,044
	Yango Group Co. Ltd. Class A	4,124,783	4,035
	China National Accord Medicines Corp. Ltd. Class B	1,480,387	4,024
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	6,840,034	4,016
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	613,955	3,983
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,974
	Fantasia Holdings Group Co. Ltd.	20,592,520	3,972
*	Dawning Information Industry Co. Ltd. Class A (XSSC)	586,214	3,967
	Haitong Securities Co. Ltd. Class A (XSSC)	2,204,117	3,965
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	648,859	3,957
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	2,332,150	3,952
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	4,999,257	3,952
	China Dongxiang Group Co. Ltd.	47,403,360	3,952
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	25,906,625	3,950
	Beijing Enlight Media Co. Ltd. Class A	2,631,203	3,929
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	820,437	3,925
	Centre Testing International Group Co. Ltd. Class A	1,641,012	3,924
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	307,393	3,917
	TCL Electronics Holdings Ltd.	9,568,329	3,906
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	3,889
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	673,458	3,886
	Guosen Securities Co. Ltd. Class A (XSHE)	2,592,241	3,874
*	AVIC Shenyang Aircraft Co. Ltd. Class A (XSHG)	822,090	3,872
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,382,447	3,867
	DHC Software Co. Ltd. Class A (XSHE)	2,032,100	3,866

12

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	1,259,269	3,860
	Central China Real Estate Ltd.	7,560,000	3,854
	Jafron Biomedical Co. Ltd. Class A (XSHE)	246,100	3,844
	Zhejiang NHU Co. Ltd. Class A (XSHE)	997,477	3,825
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	3,813
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	3,811
	China BlueChemical Ltd. Class H	25,488,568	3,804
	Beijing Originwater Technology Co. Ltd. Class A	2,833,918	3,785
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,951,531	3,770
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	3,720
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,713
*	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,574,692	3,712
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	3,699
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,696
	Guangshen Railway Co. Ltd. Class H	17,445,093	3,691
	Beijing Thunisoft Corp. Ltd. Class A	982,620	3,669
*,1	China Metal Resources Utilization Ltd.	9,657,587	3,651
	Yunnan Energy New Material Co. Ltd. (XSHE)	481,035	3,647
^	E-House China Enterprise Holdings Ltd.	4,089,900	3,646
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	110,147	3,640
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	814,438	3,638
	Avic Capital Co. Ltd. Class A (XSSC)	6,595,045	3,633
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	3,632
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	838,292	3,627
	BOE Technology Group Co. Ltd. Class A (XSEC)	6,862,400	3,601
*	Sohu.com Ltd. ADR	428,865	3,598
	Youngor Group Co. Ltd. Class A (XSSC)	3,879,472	3,598
*	Zhongliang Holdings Group Co. Ltd.	4,923,000	3,590
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,769,490	3,580
*,^	Qutoutiao Inc. ADR	1,452,709	3,574
	Guangdong Electric Power Development Co. Ltd. Class B	13,088,628	3,572
	China Foods Ltd.	10,837,153	3,571
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,025,966	3,569
	China Railway Group Ltd. Class A (XSSC)	4,332,414	3,567
	Chongqing Brewery Co. Ltd. Class A	464,151	3,561
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	178,885	3,550
	Guangzhou Wondfo Biotech Co. Ltd. Class A	314,168	3,533
*	Zhuguang Holdings Group Co. Ltd.	24,506,000	3,533
	Bank of Chongqing Co. Ltd. Class H	6,590,566	3,531
	China Great Wall Securities Co. Ltd. Class A	2,125,000	3,529
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	821,807	3,529
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,523
*	SF Holding Co. Ltd. Class A (XSEC)	536,605	3,509
	China Molybdenum Co. Ltd. Class A (XSSC)	7,180,411	3,504
*	Guocheng Mining Co. Ltd.	1,433,400	3,495
^	CMBC Capital Holdings Ltd.	224,463,412	3,493
*	Ingenic Semiconductor Co. Ltd. Class A	267,116	3,475
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	3,469
	Hithink RoyalFlush Information Network Co. Ltd.	208,328	3,453
	Yunda Holding Co. Ltd. Class A (XSHE)	826,310	3,441
	Bank of Guiyang Co. Ltd. Class A	3,086,927	3,435
*	Will Semiconductor Ltd. Class A (XSSC)	126,100	3,423
	Sichuan Expressway Co. Ltd. Class H	13,262,276	3,410
	China Vanke Co. Ltd. Class A (XSEC)	907,599	3,406
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	2,113,886	3,401
*	Times Neighborhood Holdings Ltd.	3,980,032	3,389
^	LVGEM China Real Estate Investment Co. Ltd.	11,720,000	3,387
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,655,387	3,387
	Focus Media Information Technology Co. Ltd. Class A	4,988,517	3,383
	China South City Holdings Ltd.	35,207,258	3,380
	WuXi AppTec Co. Ltd. Class A (XSHG)	238,804	3,376
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	3,375
	Suning.com Co. Ltd. Class A (XSEC)	2,844,970	3,371
*	OFILM Group Co. Ltd. Class A (XSHE)	1,589,325	3,366

13

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Texhong Textile Group Ltd.	4,653,469	3,347
	Tongwei Co. Ltd. Class A (XSSC)	1,586,122	3,342
	Changjiang Securities Co. Ltd. Class A (XSHE)	3,752,924	3,339
	China Enterprise Co. Ltd. Class A	5,568,635	3,329
^	Tongda Group Holdings Ltd.	51,771,919	3,328
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	4,865,893	3,326
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	85,260	3,313
	China Grand Automotive Services Co. Ltd. Class A (XSSC)	6,816,940	3,313
	Shandong Pharmaceutical Glass Co. Ltd. Class A	626,332	3,309
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,164,281	3,307
	Hangzhou Iron & Steel Co. Class A	2,968,486	3,305
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,582,740	3,300
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	3,265
*	Shennan Circuits Co. Ltd. Class A	101,298	3,262
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	3,259
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,194,312	3,253
	Jiajiayue Group Co. Ltd. Class A	661,892	3,247
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	374,793	3,219
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	3,206
*	Wise Talent Information Technology Co. Ltd.	1,490,600	3,199
	China Spacesat Co. Ltd. Class A (XSSC)	692,397	3,194
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,352,008	3,192
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	3,184
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,602,186	3,174
	China CSSC Holdings Ltd. Class A	1,204,700	3,170
	Beijing New Building Materials plc Class A (XSEC)	884,097	3,166
	Xingda International Holdings Ltd.	13,284,093	3,162
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	3,157
*,^,§	Luckin Coffee Inc. ADR	718,900	3,156
	Heilongjiang Agriculture Co. Ltd. Class A	1,312,371	3,153
	Tianjin Teda Co. Ltd. Class A	2,999,443	3,150
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,303,500	3,144
	CITIC Securities Co. Ltd. Class A (XSHG)	945,400	3,128
	Air China Ltd. Class A (XSHG)	3,077,214	3,123
	Hualan Biological Engineering Inc. Class A (XSEC)	569,078	3,116
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	3,113
*	Nanyang Topsec Technologies Group Inc. Class A (XSHE)	879,332	3,110
	Beijing E-Hualu Information Technology Co. Ltd. Class A	465,537	3,108
	China High Speed Transmission Equipment Group Co. Ltd.	4,903,934	3,108
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	165,600	3,099
	Dongfang Electric Corp. Ltd. Class H	5,763,613	3,083
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,309,305	3,071
	Anhui Expressway Co. Ltd. Class H	5,958,097	3,071
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	3,063
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	3,062
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	421,687	3,062
*	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,486,400	3,062
	Apeloa Pharmaceutical Co. Ltd. Class A	1,222,121	3,052
*	China Fangda Group Co. Ltd. Class B	7,836,783	3,038
	Concord New Energy Group Ltd.	74,664,071	3,034
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	3,032
*	Hongta Securities Co. Ltd. Class A	1,116,900	3,019
	Joyoung Co. Ltd. Class A	682,392	3,019
	Wonders Information Co. Ltd. Class A	991,800	3,017
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,248,400	3,011
	Dongjiang Environmental Co. Ltd. Class A (XSHE)	2,163,866	3,007
	Ovctek China Inc. Class A	326,020	3,006
	Bank of Jiangsu Co. Ltd. Class A	3,524,913	3,005
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	3,003
^	CIMC Enric Holdings Ltd.	6,455,019	3,002
	Lens Technology Co. Ltd. Class A	1,191,354	3,000
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	2,981
	Zhejiang NHU Co. Ltd. Class A (XSEC)	777,100	2,980
	Chacha Food Co. Ltd. Class A	440,621	2,979

14

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*,1	Shanghai Haohai Biological Technology Co. Ltd. Class H	611,400	2,977
	Consun Pharmaceutical Group Ltd.	5,818,000	2,974
	Beijing Yanjing Brewery Co. Ltd. Class A	3,536,580	2,971
	Sunwoda Electronic Co. Ltd. Class A	1,475,780	2,959
	JNBY Design Ltd.	3,070,000	2,958
*	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	2,956
	Shanghai Pret Composites Co. Ltd. Class A (XSHE)	1,592,585	2,956
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	2,955
*	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	365,160	2,955
	China Shineway Pharmaceutical Group Ltd.	3,966,885	2,940
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	2,936
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	832,300	2,931
*	So-Young International Inc. ADR	281,230	2,916
	Yintai Gold Co. Ltd. Class A (XSHE)	1,269,038	2,913
	Unisplendour Corp. Ltd. Class A (XSHE)	495,212	2,900
	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	2,891
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	191,900	2,888
	Seazen Holdings Co. Ltd.	648,900	2,879
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,570,505	2,873
	Wisdom Education International Holdings Co. Ltd.	6,868,000	2,870
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	2,858
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	2,856
	Xinhua Winshare Publishing and Media Co. Ltd. Class A (XSHG)	1,796,153	2,852
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	595,526	2,849
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	621,615	2,847
*	Harbin Electric Co. Ltd. Class H	10,267,875	2,842
*	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	498,309	2,833
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,877,931	2,826
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,076,100	2,816
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,539,913	2,813
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,210,945	2,802
	C&S Paper Co. Ltd. Class A	1,152,090	2,796
	Wasion Holdings Ltd.	8,152,867	2,792
	NavInfo Co. Ltd. Class A (XSHE)	1,363,200	2,792
	Qingdao TGOOD Electric Co. Ltd. Class A	1,032,916	2,787
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,102,695	2,780
*	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,178,121	2,778
	Shanghai Kinetic Medical Co. Ltd. Class A	830,843	2,772
	FinVolution Group	1,441,588	2,768
	Shengyi Technology Co. Ltd. Class A (XSHG)	611,018	2,766
*	Shanghai Milkground Food Tech Co. Ltd. Class A	730,743	2,762
	China Merchants Property Operation & Service Co. Ltd.	744,416	2,739
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,233,554	2,738
	STO Express Co. Ltd. Class A (XSHE)	1,175,776	2,728
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	2,715
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	749,394	2,715
*	Hi Sun Technology China Ltd.	23,991,186	2,713
	Sanquan Food Co. Ltd. Class A	896,000	2,706
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	2,703
	Huaneng Power International Inc. Class A (XSSC)	4,530,197	2,698
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSHE)	535,506	2,695
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	2,694
	Anhui Gujing Distillery Co. Ltd. Class A	142,240	2,692
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,692
	Shanghai Haixin Group Co. Class B	8,339,163	2,680
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	2,679
	China Railway Group Ltd. Class A (XSHG)	3,248,829	2,675
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,260,033	2,674
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	403,525	2,674
*,^	CAR Inc.	9,159,796	2,666
	SDIC Capital Co. Ltd. Class A (XSSC)	1,594,700	2,663
	Shandong Linglong Tyre Co. Ltd. Class A	873,391	2,661
	China Machinery Engineering Corp. Class H	9,655,261	2,649
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,645

15

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,508,941	2,643
*	Shandong Sinocera Functional Material Co. Ltd. Class A	818,200	2,641
	BBMG Corp. Class A (XSSC)	5,819,679	2,640
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	3,382,000	2,630
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,299,571	2,625
	Sangfor Technologies Inc. Class A (XSHE)	97,182	2,621
	Bank of Hangzhou Co. Ltd. Class A	2,246,628	2,617
	Shanghai Jin Jiang Capital Co. Ltd. Class H	14,717,780	2,616
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	4,146,581	2,616
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	2,613
*	Shenzhen Sunway Communication Co. Ltd. Class A	455,625	2,611
	Tianqi Lithium Corp. Class A (XSHE)	1,134,687	2,611
	China Jushi Co. Ltd. Class A (XSSC)	2,116,883	2,609
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	778,654	2,598
	China Lilang Ltd.	4,219,865	2,586
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	2,579
*,^	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,732,000	2,573
	Chaowei Power Holdings Ltd.	8,967,924	2,569
	Chengdu Xingrong Environment Co. Ltd. Class A	3,764,100	2,568
*	Shenzhen Sunway Communication Co. Ltd.	447,624	2,566
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	2,566
	Oriental Energy Co. Ltd. Class A	1,898,521	2,554
*	China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	2,552
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	2,538
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,531
*,^	HengTen Networks Group Ltd.	266,567,107	2,502
	Zhongji Innolight Co. Ltd. Class A (XSHE)	275,337	2,494
	Xiamen Xiangyu Co. Ltd. Class A	3,075,028	2,486
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,301,983	2,485
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	568,500	2,484
	CNHTC Jinan Truck Co. Ltd. Class A	711,242	2,477
	Infore Environment Technology Group Co. Ltd. Class A	2,836,726	2,473
	Longshine Technology Group Co. Ltd. Class A	611,750	2,466
*	Sinopec Oilfield Service Corp. Class A	9,301,900	2,462
	Shenzhen Airport Co. Ltd. Class A	2,122,284	2,459
	Shanghai Industrial Urban Development Group Ltd.	24,938,105	2,458
	Shandong Airlines Co. Ltd. Class B	2,960,917	2,454
	GoerTek Inc. Class A (XSEC)	910,028	2,453
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,933,716	2,453
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	498,915	2,447
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	1,410,000	2,445
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,442
	Central China Securities Co. Ltd. Class H	15,508,324	2,439
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	985,220	2,435
	Jiangsu Yoke Technology Co. Ltd. Class A	419,500	2,433
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	2,431
	Unisplendour Corp. Ltd. Class A (XSEC)	414,876	2,429
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	949,057	2,424
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	688,244	2,424
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	2,423
*,§	China Huiyuan Juice Group Ltd.	9,298,137	2,423
	Shenzhen Capchem Technology Co. Ltd. Class A	415,900	2,420
*	China First Heavy Industries Class A	6,098,075	2,412
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	2,407
	360 Security Technology Inc. Class A (XSHG)	923,000	2,404
	Beijing North Star Co. Ltd. Class H	9,891,813	2,403
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	2,402
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,400
*	Proya Cosmetics Co. Ltd. Class A	132,800	2,399
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	852,495	2,392
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	2,392
*	China Wafer Level CSP Co. Ltd. Class A (XSHG)	169,400	2,389
*,^,1	Yixin Group Ltd.	14,034,000	2,388
*,^,1	Ascletis Pharma Inc.	6,654,000	2,387

16

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	2,382
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	562,423	2,382
	Tecon Biology Co. Ltd. Class A	1,063,904	2,373
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	2,370
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	908,198	2,369
	Grandjoy Holdings Group Co. Ltd. Class A	3,113,300	2,365
	CPMC Holdings Ltd.	6,586,319	2,346
	HLA Corp. Ltd. Class A (XSSC)	2,598,579	2,342
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	2,328
*,^	Sogou Inc. ADR	652,960	2,325
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	1,979,209	2,323
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	1,695,900	2,317
	Jiangxi Wannianqing Cement Co. Ltd. Class A	1,125,024	2,311
*	Zhongji Innolight Co. Ltd. Class A (XSEC)	254,786	2,307
	BYD Co. Ltd. Class A (XSHE)	273,948	2,291
	Hainan Poly Pharm Co. Ltd.	230,147	2,287
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	2,279
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	27,275	2,270
*	Shanxi Coal International Energy Group Co. Ltd. Class A	1,648,600	2,262
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	976,207	2,254
	Western Securities Co. Ltd. Class A (XSHE)	2,020,851	2,251
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,310,729	2,249
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	2,247
	NAURA Technology Group Co. Ltd. Class A (XSEC)	106,400	2,242
	Grandblue Environment Co. Ltd. Class A (XSSC)	749,560	2,240
^	Colour Life Services Group Co. Ltd.	4,725,570	2,238
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	2,021,530	2,235
	Beijing New Building Materials plc Class A (XSHE)	623,500	2,233
	China ZhengTong Auto Services Holdings Ltd.	14,396,264	2,233
*	Mango Excellent Media Co. Ltd. Class A (XSEC)	343,199	2,229
*	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	2,222
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	2,210
	Anhui Heli Co. Ltd. Class A (XSSC)	1,706,475	2,210
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,204
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	1,198,014	2,204
	Qingling Motors Co. Ltd. Class H	10,456,072	2,204
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	2,195
*	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	762,556	2,194
*	Myhome Real Estate Development Group Co. Ltd. Class A	5,494,900	2,185
	Founder Securities Co. Ltd. Class A (XSHG)	2,191,390	2,182
	Spring Airlines Co. Ltd. Class A (XSSC)	415,736	2,181
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	2,180
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,178
	Taiji Computer Corp. Ltd. Class A	397,801	2,176
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	2,171
	Guoxuan High-Tech Co. Ltd. (XSHE)	684,269	2,168
	Sieyuan Electric Co. Ltd. Class A	787,700	2,164
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSEC)	400,800	2,163
*	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	2,163
	Shanghai M&G Stationery Inc. Class A (XSSC)	298,600	2,159
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	582,347	2,156
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,155
	Xiamen C & D Inc. Class A (XSHG)	1,828,200	2,152
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	2,150
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	84,260	2,149
	Hubei Dinglong Co. Ltd. Class A	1,222,108	2,147
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	894,260	2,144
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	2,139
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,201,048	2,135
*	AVIC Shenyang Aircraft Co. Ltd. Class A (XSSC)	453,063	2,134
^,1	China Everbright Greentech Ltd.	5,160,814	2,133
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,126
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	2,125
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	5,302,318	2,123

17

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Rongsheng Petro Chemical Co. Ltd. Class A (XSHE)	1,261,696	2,120
	Hundsun Technologies Inc. Class A (XSHG)	147,420	2,117
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	2,116
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	39,600	2,111
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	2,109
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,540,600	2,103
	GD Power Development Co. Ltd. Class A (XSSC)	7,478,715	2,103
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	2,102
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,094
	Ninestar Corp. Class A (XSHE)	498,987	2,092
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	410,200	2,088
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,127,419	2,086
	Huangshan Tourism Development Co. Ltd. Class B	2,890,203	2,086
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,252,506	2,076
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,370,426	2,070
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	2,060
*	China Modern Dairy Holdings Ltd.	19,253,299	2,057
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,049
	Bluestar Adisseo Co. Class A	1,218,341	2,046
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,411,131	2,044
*	Beijing Lanxum Technology Co. Ltd. Class A	866,539	2,044
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	4,584,040	2,043
*	Suofeiya Home Collection Co. Ltd. Class A	773,978	2,039
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	2,039
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	5,005,703	2,037
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	556,973	2,032
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	2,031
	Qingdao Hanhe Cable Co. Ltd. Class A (XSHE)	2,629,604	2,027
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	349,359	2,026
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,026
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,917,987	2,019
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	381,001	2,017
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	2,593,215	2,017
*,1	Haichang Ocean Park Holdings Ltd.	25,386,362	2,015
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	2,012
*	CCOOP Group Co. Ltd. Class A	5,417,100	2,009
	Glodon Co. Ltd. Class A (XSEC)	272,500	2,002
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	1,995
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	1,992
	SooChow Securities Co. Ltd. Class A (XSSC)	1,840,839	1,989
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	1,988
	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	1,985
	Luthai Textile Co. Ltd. Class A	1,702,491	1,981
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,588,903	1,980
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	1,972
*	Ourpalm Co. Ltd. Class A	2,485,861	1,966
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,466,334	1,965
*	Archermind Technology Nanjing Co. Ltd. Class A	61,730	1,961
	AVICOPTER plc Class A (XSSC)	314,102	1,961
	Lao Feng Xiang Co. Ltd. Class A	336,300	1,959
	Guosen Securities Co. Ltd. Class A (XSEC)	1,307,121	1,953
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,948
	TongFu Microelectronics Co. Ltd. Class A (XSEC)	607,791	1,943
	China Film Co. Ltd. Class A (XSHG)	1,041,800	1,943
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSHG)	1,806,254	1,942
*	TCL Corp. Class A (XSEC)	2,993,700	1,938
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,936
	B-Soft Co. Ltd. Class A	882,897	1,933
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,287,033	1,933
*	Beijing Gas Blue Sky Holdings Ltd.	94,238,573	1,932
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,787,300	1,931
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	1,931
*	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,928
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,927

18

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSEC)	381,999	1,923
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	1,921
	Foshan Electrical and Lighting Co. Ltd. Class B	6,164,761	1,919
	Shanghai Huayi Group Co. Ltd. Class B	4,398,334	1,919
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,700,991	1,919
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,281,208	1,918
*	Kama Co. Ltd. Class B	5,203,252	1,913
	NSFOCUS Technologies Group Co. Ltd. Class A	641,985	1,913
	Weihai Guangwei Composites Co. Ltd. Class A	248,048	1,900
*	YanTai Shuangta Food Co. Ltd. Class A	1,051,000	1,899
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	1,894
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	1,892
	SDIC Capital Co. Ltd. Class A (XSHG)	1,127,300	1,883
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	1,881
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,881
*	IRICO Display Devices Co. Ltd. Class A	3,277,101	1,880
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	3,398,481	1,876
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	1,876
	Shanghai Environment Group Co. Ltd. Class A (XSHG)	1,038,807	1,871
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	534,742	1,871
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	1,870
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	1,758,183	1,868
	North China Pharmaceutical Co. Ltd. Class A	1,504,160	1,867
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	1,866
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	1,860
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	531,488	1,860
	IKD Co. Ltd. Class A	1,149,600	1,859
*	Fu Jian Anjoy Foods Co. Ltd. Class A	140,798	1,857
	Shanghai Diesel Engine Co. Ltd. Class B	5,034,870	1,854
	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	898,548	1,852
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,150,359	1,851
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	294,500	1,842
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,962,092	1,841
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	170,961	1,837
	INESA Intelligent Tech Inc. Class A	1,830,990	1,832
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,653,204	1,832
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,053,640	1,829
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,829
	Sungrow Power Supply Co. Ltd. Class A	1,199,854	1,828
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,822
*	Shanghai DZH Ltd. Class A	1,774,900	1,821
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	188,850	1,815
	Dawnrays Pharmaceutical Holdings Ltd.	12,112,515	1,814
*	Tongkun Group Co. Ltd. Class A (XSSC)	1,095,799	1,805
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	1,804
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,802
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	1,801
*	Eoptolink Technology Inc. Ltd. Class A	177,423	1,798
	Huaan Securities Co. Ltd. Class A (XSHG)	1,778,632	1,797
	Gemdale Corp. Class A (XSHG)	953,400	1,793
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	1,459,809	1,792
	Central China Land Media Co. Ltd. Class A	1,857,208	1,792
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	1,790
	Beijing Capital Retailing Group Co. Ltd. Class A	2,326,950	1,789
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,783
	China National Medicines Corp. Ltd. Class A (XSSC)	404,852	1,777
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	1,777
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,109,069	1,777
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	776,822	1,776
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,774
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,544,070	1,774
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,899,233	1,769
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	3,303,895	1,769
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	1,767

19

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,767
	Kunming Yunnei Power Co. Ltd. Class A	2,646,054	1,766
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	1,765
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,734,930	1,764
	Shaanxi International Trust Co. Ltd. Class A	3,487,380	1,756
*	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	1,755
	China Avionics Systems Co. Ltd. Class A (XSSC)	895,620	1,754
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,707,772	1,750
	Sinofert Holdings Ltd.	18,932,032	1,748
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	1,748
	Hangzhou First Applied Material Co. Ltd. Class A	255,437	1,739
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	1,739
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,127,749	1,739
	Hainan Strait Shipping Co. Ltd. Class A	1,118,520	1,737
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,735
	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	1,732
*,^	Fullshare Holdings Ltd.	114,791,870	1,732
*	COFCO Capital Holdings Co. Ltd. Class A	1,446,657	1,725
*	Victory Giant Technology Huizhou Co. Ltd. Class A	549,200	1,725
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	1,724
	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,842,585	1,721
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	1,716
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	289,658	1,712
*	Chimin Health Management Co. Ltd. Class A	258,500	1,705
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	1,701
	Guangxi Wuzhou Communications Co. Ltd. Class A	3,146,047	1,697
	Dian Diagnostics Group Co. Ltd. Class A	480,737	1,695
*	OFILM Group Co. Ltd. Class A (XSEC)	799,000	1,692
*	JinJian Cereals Industry Co. Ltd. Class A	1,176,000	1,691
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	1,691
*,^	Kasen International Holdings Ltd.	10,517,000	1,690
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	2,033,760	1,690
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	1,688
*,§	CT Environmental Group Ltd.	38,490,600	1,688
	China Nuclear Engineering & Construction Corp. Ltd. Class A	1,920,882	1,686
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,670	1,683
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,682
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	259,575	1,681
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,676
	Tande Co. Ltd. Class A	3,429,500	1,676
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	1,674
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,249,063	1,671
	AVIC Aircraft Co. Ltd. Class A (XSEC)	675,000	1,671
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	2,149,300	1,668
	Ajisen China Holdings Ltd.	7,491,260	1,667
	Joeone Co. Ltd. Class A	1,211,177	1,665
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,665
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,659
	MLS Co. Ltd. Class A	1,023,900	1,655
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	1,655
	INESA Intelligent Tech Inc. Class B	3,069,872	1,651
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	1,648
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSHG)	391,230	1,648
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,646
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	1,644
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	825,700	1,642
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,639
*,1	Shandong Gold Mining Co. Ltd. Class H	550,500	1,637
	Harbin Boshi Automation Co. Ltd. Class A	1,111,132	1,637
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	1,635
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSSC)	1,516,185	1,630
*	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	1,628
*	Chinalin Securities Co. Ltd. Class A	831,127	1,627
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	4,554,460	1,623

20

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	1,620
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	443,534	1,618
*	Pharmaron Beijing Co. Ltd. Class A	179,900	1,615
*	Addsino Co. Ltd. Class A (XSHE)	748,000	1,612
	ORG Technology Co. Ltd. Class A	2,818,507	1,609
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	1,105,683	1,609
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,943	1,605
	SooChow Securities Co. Ltd. Class A (XSHG)	1,483,170	1,602
	FAWER Automotive Parts Co. Ltd. Class A	2,428,245	1,599
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	123,480	1,595
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	1,593
	Guorui Properties Ltd.	9,655,228	1,592
*	Nanjing Tanker Corp. Class A	4,229,800	1,588
*	Leo Group Co. Ltd. Class A (XSHE)	3,005,211	1,587
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	184,788	1,587
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	553,601	1,587
*	China Tianying Inc. Class A	2,242,000	1,587
§	China Fiber Optic Network System	17,564,000	1,586
	Oppein Home Group Inc. Class A (XSHG)	106,355	1,584
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	1,584
	Guangdong Goworld Co. Ltd. Class A	943,044	1,579
	Luthai Textile Co. Ltd. Class B	2,415,793	1,579
*	COSCO Shipping International Singapore Co. Ltd.	9,738,015	1,578
	Shenzhen Sunline Tech Co. Ltd. Class A	448,968	1,578
	Beijing SuperMap Software Co. Ltd. Class A	443,300	1,578
*	Youzu Interactive Co. Ltd. Class A	608,916	1,577
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	989,759	1,577
	Sinocare Inc.	646,600	1,573
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,533,200	1,571
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	1,570
	Maccura Biotechnology Co. Ltd. Class A	299,830	1,569
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	295,640	1,565
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,563
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	1,562
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	1,556
*	Tech-Bank Food Co. Ltd. Class A	883,553	1,556
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	579,377	1,555
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,552
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	1,550
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	1,549
	JSTI Group Class A	1,246,257	1,547
	Navtech Inc. Class A	484,110	1,545
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,638,212	1,545
	Shanxi Securities Co. Ltd. Class A (XSHE)	1,558,546	1,544
*	Berry Genomics Co. Ltd. Class A (XSHE)	247,298	1,540
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,538
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	658,163	1,538
	Thunder Software Technology Co. Ltd.	177,727	1,534
	Shanghai Highly Group Co. Ltd. Class B	2,654,170	1,525
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	1,052,692	1,521
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,518
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	489,180	1,515
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,511
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,510
*	Hebei Chengde Lolo Co. Class A	1,757,052	1,506
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	1,504
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	1,503
*	Lier Chemical Co. Ltd. Class A	707,644	1,498
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	1,497
*	Beijing Tongtech Co. Ltd. Class A	249,200	1,495
*	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	1,491
	Emei Shan Tourism Co. Ltd. Class A	1,722,471	1,488
*,^	Qudian Inc. ADR	857,943	1,484
*	Toly Bread Co. Ltd. Class A	215,292	1,484

21

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	1,648,862	1,484
	YGSOFT Inc. Class A	764,561	1,482
	China World Trade Center Co. Ltd. Class A (XSSC)	724,135	1,482
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,480
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,435,600	1,478
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,477
*	Tibet Rhodiola Pharmaceutical Holding Co. Class A	384,116	1,472
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,470
*	Sinopec Oilfield Service Corp. Class H	20,216,608	1,465
*	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,461
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	1,454
	Tengda Construction Group Co. Ltd. Class A	3,400,299	1,453
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	2,008,369	1,452
	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,450
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,450
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,446
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,580,575	1,446
	China Baoan Group Co. Ltd. Class A (XSHE)	1,577,616	1,438
*	Polaris Bay Group Co. Ltd. Class A	916,098	1,437
*	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	245,840	1,437
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	1,437
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	2,179,156	1,436
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	768,700	1,435
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,434
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,434
	Luoniushan Co. Ltd. Class A	1,057,707	1,433
	Chongqing Department Store Co. Ltd. Class A	374,760	1,430
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	1,718,940	1,429
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,426
	East Group Co. Ltd.	1,908,600	1,426
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	1,425
	Sonoscape Medical Corp. Class A	346,467	1,424
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,012,526	1,423
*	Wangsu Science & Technology Co. Ltd.	1,245,519	1,422
	361 Degrees International Ltd.	9,359,198	1,420
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,420
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,282,709	1,419
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,419
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	1,417
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	1,416
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	1,126,200	1,415
	GEM Co. Ltd. Class A (XSHE)	2,179,354	1,415
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,237,255	1,411
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	1,405
*	Lingyi iTech Guangdong Co. Class A (XSEC)	1,086,400	1,405
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	2,950,603	1,404
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSHE)	852,417	1,403
*	Jiangsu Hoperun Software Co. Ltd. Class A	1,046,746	1,403
	China National Nuclear Power Co. Ltd. Class A (XSSC)	2,291,100	1,400
*	Addsino Co. Ltd. Class A (XSEC)	649,300	1,400
	Anhui Anke Biotechnology Group Co. Ltd. Class A	682,070	1,399
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	1,397
*	Qianhe Condiment and Food Co. Ltd. Class A	325,400	1,396
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,387,639	1,395
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,392
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	1,387
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	1,386
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	1,385
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	1,382
	China Galaxy Securities Co. Ltd. Class A	995,320	1,381
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	558,900	1,378
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	149,422	1,378
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,034,344	1,374
	China Merchants Port Group Co. Ltd. Class A	687,400	1,373

22

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	HC SemiTek Corp. Class A	1,558,750	1,373
*	Shanying International Holding Co. Ltd. Class A (XSSC)	3,226,525	1,370
	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	1,367
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	1,364
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,373,668	1,364
*	Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,363
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,804,001	1,363
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	1,954,440	1,362
*	Pacific Securities Co. Ltd. China Class A (XSSC)	2,990,420	1,360
	Westone Information Industry Inc. Class A (XSHE)	429,179	1,358
	CITIC Resources Holdings Ltd.	40,295,718	1,356
	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,355
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	1,355
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	571,916	1,354
*	Shang Gong Group Co. Ltd. Class B	3,690,313	1,353
	China TransInfo Technology Co. Ltd. Class A (XSEC)	414,500	1,351
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,437,226	1,351
*	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	121,929	1,350
	Xinhuanet Co. Ltd. Class A (XSHG)	379,200	1,348
	Wangfujing Group Co. Ltd. Class A (XSSC)	736,842	1,348
	Hangzhou Century Co. Ltd. Class A	799,700	1,348
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,348
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	360,500	1,347
	Yunnan Energy Investment Co. Ltd. Class A	1,415,955	1,346
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,346
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,344
	Zhefu Holding Group Co. Ltd. Class A	2,548,290	1,343
	Hytera Communications Corp. Ltd. Class A (XSHE)	1,454,565	1,343
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,111,591	1,342
*,1	Tian Ge Interactive Holdings Ltd.	7,962,476	1,342
	Sunvim Group Co. Ltd. Class A	1,425,700	1,339
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,810,914	1,338
*	Three Squirrels Inc. Class A	121,240	1,336
	Chinese Universe Publishing and Media Group Co. Ltd. Class A (XSHG)	788,436	1,336
	Lianhe Chemical Technology Co. Ltd. Class A	559,300	1,333
	China Oilfield Services Ltd. Class A	761,234	1,330
	Ganfeng Lithium Co. Ltd. Class A (XSEC)	206,600	1,325
*	Top Energy Co. Ltd. Shanxi Class A (XSHG)	2,903,744	1,324
*	Guangdong South New Media Co. Ltd. Class A (XSHE)	60,600	1,323
*	PharmaBlock Sciences Nanjing Inc. Class A	117,242	1,323
	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,322
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,322
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	345,570	1,318
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	634,288	1,316
*	Anhui Tatfook Technology Co. Ltd. Class A	647,600	1,313
	Ming Yang Smart Energy Group Ltd. Class A	828,600	1,310
	China Merchants Land Ltd.	7,883,888	1,309
*	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,306
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	1,305
	Xiamen Kingdomway Group Co. Class A	462,900	1,301
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,301
	Yonggao Co. Ltd. Class A	1,362,959	1,299
	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,298
	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	1,295
	Inzone Group Co. Ltd. Class A (XSHG)	1,987,631	1,294
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	1,890,467	1,292
	Tibet Tianlu Co. Ltd. Class A	1,313,049	1,292
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,291
	Beibuwan Port Co. Ltd. Class A	931,400	1,290
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,289
	BeijingHualian Hypermarket Co. Ltd. Class A	2,177,445	1,289
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	183,417	1,288
*	Beijing Jetsen Technology Co. Ltd. Class A	2,171,023	1,288
	Porton Pharma Solutions Ltd. Class A	321,250	1,287

23

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,224,506	1,281
	Sailun Group Co. Ltd. (XSSC)	2,021,815	1,278
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,758,182	1,277
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	1,276
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	890,400	1,275
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	1,275
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,275
*	Beken Corp. Class A	122,587	1,274
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,140,988	1,272
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	259,300	1,272
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,272
	Beijing VRV Software Corp. Ltd. Class A	1,292,200	1,271
	Tianjin Guangyu Development Co. Ltd. Class A (XSHE)	1,360,000	1,270
*,§	Anxin Trust Co. Ltd. Class A (XSSC)	3,583,002	1,270
	TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,270
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	5,869,436	1,267
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	1,411,966	1,266
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	992,300	1,266
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,264
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	1,263
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	110,069	1,262
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	1,257
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	204,100	1,257
*	Juewei Food Co. Ltd. Class A	168,760	1,257
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,255
*	Create Technology & Science Co. Ltd. Class A	1,136,256	1,255
*	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	1,368,350	1,255
*	Wangsu Science & Technology Co. Ltd. Class A	1,098,938	1,255
	Dalian Port PDA Co. Ltd. Class A	5,125,070	1,251
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,778,300	1,250
	Baoji Titanium Industry Co. Ltd. Class A	352,300	1,247
	ADAMA Ltd. Class A	915,100	1,246
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	1,246
	Thunder Software Technology Co. Ltd. Class A	143,900	1,242
*,^	Ruhnn Holding Ltd. ADR	362,660	1,240
	China Quanjude Group Co. Ltd. Class A	952,758	1,239
*	Shandong Denghai Seeds Co. Ltd. Class A	683,618	1,239
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,238
*	Guangdong Golden Dragon Development Inc. Class A	722,300	1,237
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSHE)	387,420	1,235
	Everbright Jiabao Co. Ltd. Class A	1,955,708	1,235
*	Beijing Ultrapower Software Co. Ltd. Class A	1,697,868	1,233
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,233
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	902,500	1,233
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	257,759	1,233
*	Foran Energy Group Co. Ltd. Class A	549,100	1,233
	Shanghai Belling Co. Ltd. Class A (XSSC)	538,244	1,232
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,232
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	1,231
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	1,229
	People.cn Co. Ltd. Class A (XSHG)	410,313	1,227
	Hangjin Technology Co. Ltd. Class A (XSEC)	375,800	1,226
	360 Security Technology Inc. Class A (XSSC)	470,795	1,226
	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,226
	Shandong Chenming Paper Holdings Ltd. Class H	3,195,782	1,224
*	Huayi Brothers Media Corp. Class A	2,205,602	1,222
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,221
*	Grand Baoxin Auto Group Ltd.	10,267,191	1,221
	Vatti Corp. Ltd. Class A	768,748	1,221
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	1,220
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,738,710	1,220
	Yintai Gold Co. Ltd. Class A (XSEC)	530,400	1,218
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,216
*	Suzhou TFC Optical Communication Co. Ltd. Class A	166,600	1,216

24

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Jiangsu Financial Leasing Co. Ltd. Class A (XSHG)	1,645,707	1,215
	Qingdao Port International Co. Ltd.	1,543,300	1,214
	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	1,214
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	2,478,850	1,212
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,208
	TangShan Port Group Co. Ltd. Class A (XSSC)	3,758,235	1,208
	Chengzhi Co. Ltd. Class A (XSEC)	724,400	1,208
*	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	418,400	1,207
	Weiqiao Textile Co. Class H	5,764,033	1,201
	Newcapec Electronics Co. Ltd. Class A	707,935	1,199
*	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	529,765	1,198
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,198
	Beijing Easpring Material Technology Co. Ltd. Class A	356,400	1,198
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	1,197
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,197
	Yingkou Port Liability Co. Ltd. Class A	3,961,900	1,196
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,242,363	1,196
*	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	126,176	1,194
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,008,156	1,193
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	1,193
*	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,004,700	1,192
*	Easysight Supply Chain Management Co. Ltd. Class A (XSHG)	674,835	1,191
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,190
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,190
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	1,187
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,513,140	1,186
	DHC Software Co. Ltd. Class A (XSEC)	622,900	1,185
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	85,101	1,185
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,185
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,183
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	716,394	1,183
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,467,480	1,181
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,178
	Moon Environment Technology Co. Ltd. Class A	1,411,584	1,178
*	Beijing Strong Biotechnologies Inc. Class A	490,185	1,175
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	985,500	1,175
*	Autobio Diagnostics Co. Ltd. Class A (XSSC)	62,000	1,172
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	61,900	1,170
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	1,170
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,031,737	1,170
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,170
	Metro Land Corp. Ltd. Class A	2,013,684	1,168
	Jiangxi Copper Co. Ltd. Class A	651,444	1,168
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	1,168
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	1,167
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSHE)	601,905	1,166
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	332,126	1,163
*	Rainbow Department Store Co. Ltd. Class A	903,099	1,163
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	1,163
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	1,161
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,159
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	379,367	1,158
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	344,918	1,155
*	Yang Guang Co. Ltd. Class A	1,520,002	1,154
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	571,928	1,153
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	751,323	1,152
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	1,152
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,692,069	1,151
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A (XSHE)	1,950,950	1,151
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	740,548	1,150
*	Northeast Pharmaceutical Group Co. Ltd. Class A	1,130,928	1,149
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	1,147
	Bluedon Information Security Technology Co. Ltd. Class A	2,104,556	1,146
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,144

25

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	697,450	1,143
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	998,531	1,140
	CECEP Solar Energy Co. Ltd. Class A	2,436,430	1,140
	Hunan Aihua Group Co. Ltd. Class A	293,306	1,140
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,138
	Hesteel Co. Ltd. Class A (XSEC)	3,934,183	1,138
*	Beijing Enterprises Clean Energy Group Ltd.	276,877,198	1,137
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,136
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,136
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	386,775	1,136
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSHE)	926,931	1,133
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,340,926	1,131
	Sinochem International Corp. Class A (XSSC)	1,629,606	1,131
*	Hangzhou Shunwang Technology Co. Ltd. Class A	416,035	1,130
	Shenzhen Kedali Industry Co. Ltd. Class A	139,800	1,130
*	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,129
	Jihua Group Corp. Ltd. Class A (XSHG)	2,261,000	1,128
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSHE)	668,261	1,127
	HLA Corp. Ltd. Class A (XSHG)	1,249,331	1,126
*	China Minmetals Rare Earth Co. Ltd. Class A	793,500	1,125
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	2,308,797	1,125
*	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,125
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	1,685,573	1,123
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	1,123
*	Guangdong Marubi Biotechnology Co. Ltd. Class A	109,566	1,123
	263 Network Communications Co. Ltd. Class A	1,156,660	1,122
*	Zhejiang Hisun Pharmaceutical Co. Ltd.	568,100	1,122
*,§	Mingfa Group International Co. Ltd.	4,576,880	1,116
*	Huangshan Novel Co. Ltd. Class A	876,216	1,114
*	Solareast Holdings Co. Ltd. Class A	1,355,759	1,113
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	1,112
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	269,824	1,110
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A (XSHE)	1,801,683	1,109
	Tongwei Co. Ltd. Class A (XSHG)	526,200	1,109
	Besttone Holdings Co. Ltd. Class A (XSHG)	457,300	1,108
*	Shanghai AtHub Co. Ltd. Class A (XSHG)	131,900	1,108
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,104
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,103
*	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	1,100
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,100
	Sailun Group Co. Ltd. (XSHG)	1,737,560	1,098
	Jinzhou Port Co. Ltd. Class B	4,729,000	1,098
	Rizhao Port Co. Ltd. Class A (XSHG)	3,208,600	1,098
	Jiangling Motors Corp. Ltd. Class B	1,710,310	1,098
*	Sangfor Technologies Inc. Class A (XSEC)	40,700	1,098
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	403,778	1,096
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	1,094
*	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	1,093
	Greenland Holdings Corp. Ltd. Class A (XSSC)	1,376,200	1,093
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,092
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	1,092
	Western Securities Co. Ltd. Class A (XSEC)	980,368	1,092
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	1,090
^,1	Everbright Securities Co. Ltd. Class H	1,764,513	1,089
*	Yunnan Copper Co. Ltd. Class A (XSEC)	810,500	1,089
*	BGI Genomics Co. Ltd. (XSEC)	74,049	1,088
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,087
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,086
	Bank of Qingdao Co. Ltd. Class A	1,551,800	1,085
	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	1,085
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,083
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	1,083
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,081
	LianChuang Electronic Technology Co. Ltd. Class A	575,124	1,080

26

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	362,500	1,080
*	Hengdian Entertainment Co. Ltd. Class A	526,122	1,079
	Shenzhen Everwin Precision Technology Co. Ltd.	397,066	1,078
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,077
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	807,800	1,076
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	807,324	1,076
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	613,000	1,075
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,075
	Shanghai AJ Group Co. Ltd. Class A (XSHG)	966,398	1,072
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,554,524	1,070
	BGI Genomics Co. Ltd. (XSHE)	72,800	1,070
	Guilin Tourism Co. Ltd. Class A	1,623,123	1,069
*	CNOOC Energy Technology & Services Ltd. Class A	3,271,400	1,069
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	312,660	1,068
	Fujian Torch Electron Technology Co. Ltd. Class A	304,312	1,068
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,068
	Beijing Orient National Communication Science & Technology Co. Ltd.	511,595	1,067
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	96,320	1,066
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	152,100	1,065
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	1,065
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,672,301	1,064
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,063
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,612,815	1,063
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,063
	Changhong Meiling Co. Ltd. Class A	2,685,828	1,061
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,061
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,061
	Luyang Energy-Saving Materials Co. Ltd.	815,725	1,060
	Fujian Cement Inc. Class A (XSHG)	612,500	1,059
*	Weihai Guangwei Composites Co. Ltd.	138,100	1,058
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,058
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	1,056
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	540,729	1,055
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	1,055
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	460,100	1,055
*	Riyue Heavy Industry Co. Ltd. Class A	359,400	1,053
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	1,053
	Guizhou Space Appliance Co. Ltd. Class A	279,450	1,052
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSEC)	207,200	1,052
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,051
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSHE)	136,638	1,051
*	Bank of Xi'an Co. Ltd. Class A	1,374,700	1,050
	Guanghui Energy Co. Ltd. Class A (XSSC)	2,951,612	1,049
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,049
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	715,608	1,048
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	1,048
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	1,048
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,047
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	880,900	1,046
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,045
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,045
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	298,682	1,045
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,044
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	1,042
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,434,645	1,041
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,039
	China Merchants Port Group Co. Ltd. Class B	1,120,700	1,039
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	1,039
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,038
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,037
*	Bestsun Energy Co. Ltd. Class A	1,349,376	1,037
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	2,494,774	1,035
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,031,500	1,035
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	489,492	1,035

27

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,032
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	1,031
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	231,660	1,031
*	China Reform Health Management and Services Group Co. Ltd. Class A (XSHE)	668,292	1,029
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,422,461	1,028
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	1,028
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,026
	Shanghai Yaoji Technology Co. Ltd. Class A	262,459	1,024
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,024
	China Wuyi Co. Ltd. Class A	2,004,911	1,024
	Sino GeoPhysical Co. Ltd. Class A	446,065	1,023
	Beijing Capital Co. Ltd. Class A (XSSC)	2,205,443	1,023
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	548,200	1,023
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	602,800	1,023
*	Pacific Securities Co. Ltd. China Class A (XSHG)	2,246,635	1,022
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,022
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	1,021
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,934,925	1,021
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	1,021
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	1,020
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	514,900	1,018
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	1,017
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,996,800	1,016
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,016
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,016
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	433,160	1,016
*	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	1,015
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,014
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,005,620	1,013
	Shenzhen SDG Information Co. Ltd. Class A	784,994	1,009
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	1,009
	Insigma Technology Co. Ltd. Class A	844,000	1,008
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSEC)	1,176,671	1,007
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,005
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,005
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,005
	Founder Technology Group Corp. Class A (XSSC)	2,014,872	1,003
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,002
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	1,000
*	Hainan Haiyao Co. Ltd. Class A	1,002,800	999
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	995
	Sunsea AIoT Technology Co. Ltd. Class A	407,845	995
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	993
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	744,684	990
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	989
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	988
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	170,227	988
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	987
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	208,976	986
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	985
*	Bank of Suzhou Co. Ltd. Class A	813,700	985
*	Shenzhen Anche Technologies Co. Ltd. Class A	150,000	980
*	CQ Pharmaceutical Holding Co. Ltd. Class A	1,366,500	980
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	979
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,877,149	978
	Hangxiao Steel Structure Co. Ltd. Class A	1,786,435	978
	JiuGui Liquor Co. Ltd. Class A (XSHE)	217,000	976
	Square Technology Group Co. Ltd. Class A	514,064	976
*	Electric Connector Technology Co. Ltd. Class A	210,770	975
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	974
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	973
*	Yunnan Coal & Energy Co. Ltd. Class A	2,410,493	972
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	969
	Financial Street Holdings Co. Ltd. Class A (XSEC)	990,960	968

28

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,087,786	968
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	967
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	966
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	18,100	965
	Huafu Fashion Co. Ltd. Class A	1,360,510	964
	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	964
	Anhui Sun-Create Electronics Co. Ltd. Class A	180,400	963
	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,487,358	963
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	963
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	962
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	962
	Jiuzhitang Co. Ltd. Class A	745,255	961
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	960
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	690,442	958
*	Tangrenshen Group Co. Ltd. Class A	666,950	956
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	458,601	956
	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	956
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	956
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	954
	Huagong Tech Co. Ltd. Class A (XSEC)	327,600	954
	Tus Environmental Science And Technology Development Co. Ltd. Class A (XSHE)	845,482	954
	Shenzhen Huaqiang Industry Co. Ltd. Class A (XSHE)	540,270	953
	Shenzhen Desay Battery Technology Co. Class A	184,400	952
*	Datang Telecom Technology Co. Ltd. Class A	758,400	952
*	CITIC Press Corp. Class A	147,500	952
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSEC)	1,035,300	950
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	948
*	Montnets Rongxin Technology Group Co. Ltd. Class A (XSHE)	437,000	948
	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	947
	Guangzhou Guangri Stock Co. Ltd. Class A (XSHG)	961,200	944
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	944
*	Huaihe Energy Group Co. Ltd. Class A	2,913,300	944
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	944
*	Guizhou Tyre Co. Ltd. Class A	1,706,276	943
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	332,700	942
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	942
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	942
	TDG Holdings Co. Ltd. Class A	762,800	941
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,059,900	941
*	Maoye Commericial Co. Ltd. Class A (XSSC)	1,777,987	940
*	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	938
	Chongqing Sokon Industry Group Co. Ltd. Class A	817,728	938
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	935
	Xiamen Intretech Inc. Class A	126,700	934
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	934
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	933
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	189,900	933
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	1,770,752	930
	Westone Information Industry Inc. Class A (XSEC)	293,894	930
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	930
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	194,070	929
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,527,966	927
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	924
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	924
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	72,773	924
*	First Tractor Co. Ltd. Class A (XSSC)	935,289	923
	Thinkingdom Media Group Ltd. Class A	113,436	923
	Lushang Health Industry Development Co. Ltd. Class A	925,879	922
*	Neusoft Corp. Class A (XSSC)	593,614	921
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	920
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	920
§	Tahoe Group Co. Ltd. Class A (XSHE)	1,471,400	920
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	919
	Beijing North Star Co. Ltd. Class A (XSSC)	2,397,815	919

29

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Changshu Tianyin Electromechanical Co. Ltd. Class A	348,793	918
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	918
	Aerospace CH UAV Co. Ltd. (XSHE)	542,800	917
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	915
	Anhui Korrun Co. Ltd. Class A	251,860	914
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	85,684	914
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	303,200	914
	Sichuan Meifeng Chemical IND Class A	1,301,751	913
	FAW CAR Co. Ltd. Class A (XSEC)	650,200	910
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	910
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	909
	GCI Science & Technology Co. Ltd. Class A	463,600	907
*	Leo Group Co. Ltd. Class A (XSEC)	1,715,500	906
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,118,939	906
	Hongli Zhihui Group Co. Ltd. Class A	778,100	905
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	904
	Yunnan Energy New Material Co. Ltd. (XSEC)	119,000	902
	Fujian Longking Co. Ltd. Class A (XSSC)	718,680	902
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	207,500	900
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	655,983	899
	Saurer Intelligent Technology Co. Ltd. Class A (XSSC)	1,270,500	899
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	898
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	327,585	898
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	898
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	898
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	896
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	896
	CMST Development Co. Ltd. Class A (XSSC)	1,344,231	896
	All Winner Technology Co. Ltd. Class A	224,500	896
	Shanxi Coking Co. Ltd. Class A	1,145,600	896
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	894
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	894
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	894
*	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSHE)	2,362,788	892
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	192,009	892
	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	892
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,114,602	892
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	2,438,900	891
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	891
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	886
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,600,162	885
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	885
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	884
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	3,705,800	883
*	Client Service International Inc. Class A	268,945	881
*	Zhejiang Meida Industrial Co. Ltd. Class A	572,800	881
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	193,125	880
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	880
*	Jafron Biomedical Co. Ltd. Class A (XSEC)	56,300	879
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	879
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSEC)	114,100	878
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	877
*	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	876
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	876
	HyUnion Holding Co. Ltd. Class A	1,013,582	875
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	874
1	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	3,193,580	873
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	332,400	873
*	Dare Power Dekor Home Co. Ltd. Class A	562,739	872
*	Baiyin Nonferrous Group Co. Ltd. Class A	2,354,000	872
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	870
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	868
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	868
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,454,355	867

30

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,715,291	867
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	865
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	865
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	865
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	681,996	864
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	863
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	862
*	Yunnan Tin Co. Ltd. Class A (XSEC)	726,899	862
*	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	230,294	860
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,759,053	858
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	858
	Guangdong Advertising Group Co. Ltd. Class A	1,247,122	858
	Shede Spirits Co. Ltd. Class A	254,113	857
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	855
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	854
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	250,045	854
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	853
	MLS Co. Ltd.	527,400	853
	Chinadive Watersports Inc. Class A	52,400	852
	Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	852
	5I5J Holding Group Co. Ltd. Class A (XSHE)	1,773,003	851
	Liaoning Hongyang Energy Resource Invest Co. Ltd. Class A	1,758,241	851
*	Landing International Development Ltd.	21,647,572	850
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	443,776	850
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	850
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	848
*	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	848
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	254,283	847
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	845
*	Jiangsu Financial Leasing Co. Ltd. Class A (XSSC)	1,143,745	845
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	844
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	440,350	842
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	841
	CSG Smart Science&Technology Co. Ltd. Class A	756,395	838
	Guomai Technologies Inc. Class A (XSHE)	680,179	837
*	Rising Nonferrous Metals Share Co. Ltd. Class A	208,320	837
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	837
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	109,592	836
	Fujian Apex Software Co. Ltd. Class A	107,000	835
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	834
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	833
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,807,951	833
	Hakim Unique Internet Co. Ltd. Class A	949,498	833
	Enjoyor Co. Ltd. Class A	602,900	832
*	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,330,800	831
	Shenzhen Center Power Tech Co. Ltd. Class A	281,850	830
	Angel Yeast Co. Ltd. Class A (XSSC)	158,888	830
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	829
	BTG Hotels Group Co. Ltd. Class A (XSSC)	361,800	828
	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	601,900	828
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	827
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	827
	FAW CAR Co. Ltd. Class A (XSHE)	589,943	826
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	826
	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	825
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	825
	AUCMA Co. Ltd. Class A	1,103,101	825
	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	825
*	Huadian Energy Co. Ltd. Class B	7,114,300	825
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	824
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,192,350	823
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	823
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	822
	Chengdu Hongqi Chain Co. Ltd. Class A	591,600	821

31

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	820
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	820
	Genimous Technology Co. Ltd. Class A (XSEC)	787,000	819
*	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	892,100	818
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	388,601	818
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	816
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	428,200	816
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	815
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	815
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	815
*	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	814
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	812
	Sino Wealth Electronic Ltd. Class A (XSHE)	169,240	812
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	810
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	321,020	810
*	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	809
*	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	809
	Glarun Technology Co. Ltd. Class A (XSSC)	392,641	809
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	809
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	809
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,493,445	807
*	Sealand Securities Co. Ltd. Class A (XSEC)	1,330,030	807
*	COFCO Tunhe Sugar Co. Ltd. Class A	703,662	806
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSHG)	385,100	805
	Shanghai Pret Composites Co. Ltd. Class A (XSEC)	433,268	804
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	417,700	804
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	803
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	801
	Transfar Zhilian Co. Ltd. Class A (XSHE)	927,422	800
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	800
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	799
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	798
	Kingsignal Technology Co. Ltd. Class A	620,360	797
	Tianjin Port Co. Ltd. Class A (XSHG)	1,054,075	797
	Shanxi Securities Co. Ltd. Class A (XSEC)	803,700	796
*	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	1,465,329	796
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,913,913	796
	China Publishing & Media Co. Ltd. Class A	1,075,300	796
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	796
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	796
	Daheng New Epoch Technology Inc. Class A	518,400	791
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	789
*	Wutong Holding Group Co. Ltd. Class A	1,092,522	789
	Guangzhou Port Co. Ltd. Class A	1,745,300	788
	DongFeng Automobile Co. Ltd. Class A	1,412,412	788
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	788
*	Dawning Information Industry Co. Ltd. Class A (XSHG)	116,480	788
	Tianjin Port Development Holdings Ltd.	11,791,162	788
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	73,300	788
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	347,700	787
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	787
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	786
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	786
	Southwest Securities Co. Ltd. Class A (XSHG)	1,241,806	785
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	371,420	785
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	540,723	785
	Sundy Land Investment Co. Ltd. Class A	1,809,600	784
	Hangzhou Weiguang Electronic Co. Ltd. Class A	158,500	784
	Norinco International Cooperation Ltd. Class A	725,850	783
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	783
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	782
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	782
*	Jilin Power Share Co. Ltd. Class A	1,452,680	782
	Anhui Huamao Textile Co. Class A	1,495,364	781

32

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	781
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	781
	Haoxiangni Health Food Co. Ltd. Class A	612,988	781
	Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	780
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	380,600	777
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	777
*	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	959,360	776
	Beyondsoft Corp. Class A	638,200	776
	China Jushi Co. Ltd. Class A (XSHG)	629,798	776
*	Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	908,455	776
*	Fuan Pharmaceutical Group Co. Ltd. Class A	990,200	776
	Southern Publishing & Media Co. Ltd. Class A	572,349	775
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	775
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	911,201	774
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	772
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	772
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	539,495	772
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	772
*	Guosheng Financial Holding Inc. Class A (XSEC)	634,019	771
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	771
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	770
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	770
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	729,534	770
	Bank of China Ltd. Class A (XSHG)	1,564,597	769
	Sumavision Technologies Co. Ltd. Class A	1,200,500	767
	Shenyang Chemical Co. Ltd. Class A	1,716,100	766
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	765
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	765
	North Industries Group Red Arrow Co. Ltd. Class A	650,543	765
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	765
	Anhui Construction Engineering Group Co. Ltd. Class A	1,408,209	764
*	Hanwang Technology Co. Ltd. Class A	333,500	764
	Changhong Huayi Compressor Co. Ltd. Class A	1,592,880	762
	ZJBC Information Technology Co. Ltd. Class A (XSHE)	532,830	761
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	761
*	Yunnan Yuntianhua Co. Ltd. Class A	1,133,900	760
	Changchai Co. Ltd. Class A	1,196,785	758
	Phoenix Media Investment Holdings Ltd.	14,527,907	757
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	594,569	757
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	757
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	603,736	757
	China West Construction Group Co. Ltd. Class A	559,000	755
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	755
	Henan Shenhuo Coal & Power Co. Ltd. Class A	1,335,500	755
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,335,552	755
	Zhejiang Runtu Co. Ltd. Class A (XSHE)	577,651	754
	China Communications Construction Co. Ltd. Class A	669,000	754
*	Beijing Cisri-Gaona Materials & Technology Co. Ltd.	331,600	754
	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	754
	Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	752
	Jinneng Science&Technology Co. Ltd. Class A	553,455	752
*	Feitian Technologies Co. Ltd.	327,100	750
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	749
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	749
	CECEP Wind-Power Corp. Class A (XSSC)	2,382,216	749
	Sanjiang Shopping Club Co. Ltd. Class A	385,600	747
*	IReader Technology Co. Ltd. Class A (XSSC)	157,900	746
	China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	746
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	375,996	745
	Eastcompeace Technology Co. Ltd. Class A	460,242	745
	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	745
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	744
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	744
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,621,711	743

33

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	742
	Goldcard Smart Group Co. Ltd.	353,600	741
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	741
*	Hunan Corun New Energy Co. Ltd. Class A	1,371,930	740
	Xinhua Winshare Publishing and Media Co. Ltd. Class A (XSSC)	466,090	740
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,479,242	739
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	739
*	Alpha Group Class A (XSHE)	827,701	739
*	China Bester Group Telecom Co. Ltd. Class A	262,845	738
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	737
	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	736
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	736
*	Neusoft Corp. Class A (XSHG)	473,800	735
	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,249,036	735
	Guoyuan Securities Co. Ltd. Class A (XSEC)	643,529	735
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	734
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	322,583	734
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	733
§	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	733
	Wuxi Huaguang Boiler Co. Ltd. Class A	472,800	732
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	732
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	997,777	732
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	731
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	728
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	728
	Tungkong Inc. Class A	471,576	727
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	823,874	727
*	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	726
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,239,900	725
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,454,625	724
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	724
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	723
	AVICOPTER plc Class A (XSHG)	115,800	723
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A (XSHE)	2,368,500	721
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	721
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	721
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	720
*	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	720
	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	719
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	714
	Stanley Agricultural Group Co. Ltd. Class A	1,025,728	714
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	713
	Jinling Pharmaceutical Co. Ltd. Class A (XSHE)	758,131	712
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	710
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	710
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	709
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	709
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	709
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	709
	GEM Co. Ltd. Class A (XSEC)	1,089,386	707
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	707
	Guangzhou Development Group Inc.	858,971	705
*	Global Infotech Co. Ltd. Class A	388,600	704
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	702
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	702
*	Befar Group Co. Ltd. Class A (XSSC)	1,075,692	702
	China Film Co. Ltd. Class A (XSSC)	376,100	701
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	163,312	701
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	701
*	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	281,200	700
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	699
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	699
	Jihua Group Corp. Ltd. Class A (XSSC)	1,398,940	698
	Jinyuan EP Co. Ltd. Class A	554,096	697

34

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,575,283	697
*	Tongkun Group Co. Ltd. Class A (XSHG)	422,700	696
	Focus Technology Co. Ltd. Class A	358,020	695
*	Kingnet Network Co. Ltd. Class A	1,942,332	695
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	694
	Opple Lighting Co. Ltd. Class A	206,384	694
*	Hwa Create Co. Ltd.	403,400	693
*	Berry Genomics Co. Ltd. Class A (XSEC)	111,205	692
	Sansteel Minguang Co. Ltd. Fujian Class A (XSEC)	676,700	692
	Beijing Capital Co. Ltd. Class A (XSHG)	1,490,400	692
	Haining China Leather Market Co. Ltd. Class A	1,252,410	691
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	691
	East China Engineering Science and Technology Co. Ltd. Class A	707,477	691
	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	691
*	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	690
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	359,646	690
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	690
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	689
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	689
	Shenma Industry Co. Ltd. Class A	665,404	687
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	687
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	686
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	686
	Xiamen C & D Inc. Class A (XSSC)	582,400	686
	Hainan Expressway Co. Ltd. Class A	1,056,400	685
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	685
	Triangle Tyre Co. Ltd. Class A	361,800	685
	Lingyuan Iron & Steel Co. Ltd. Class A (XSHG)	2,221,670	683
*	H&R Century Union Corp. Class A	1,231,176	682
	Newland Digital Technology Co. Ltd. Class A (XSEC)	295,598	682
*	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,174,200	681
	Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	681
	China Meheco Co. Ltd. Class A (XSSC)	336,760	680
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	680
	China Union Holdings Ltd. Class A	1,218,490	680
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,384,000	680
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	679
*	Shenzhen Infinova Ltd. Class A	1,076,307	678
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	676
	ENC Digital Technology Co. Ltd. Class A	482,090	675
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	575,300	674
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	674
	Qingdao Citymedia Co. Ltd. Class A	682,800	674
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	673
*	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	672
*	Innuovo Technology Co. Ltd. Class A	960,755	672
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	671
	UTour Group Co. Ltd. Class A	929,925	671
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	574,500	671
	NavInfo Co. Ltd. Class A (XSEC)	327,487	671
	Elion Clean Energy Co. Ltd. Class A (XSHG)	1,289,900	668
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	667
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	666
	Chow Tai Seng Jewellery Co. Ltd. Class A	264,850	666
*	Saturday Co. Ltd. Class A	255,900	665
*	Hengbao Co. Ltd. Class A	620,300	665
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	531,450	664
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSEC)	456,626	664
	Tongyu Communication Inc. Class A	182,475	663
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	649,037	663
*	Toyou Feiji Electronics Co. Ltd. Class A	405,035	662
	Shandong Xiantan Co. Ltd. Class A	347,295	660
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	660
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	263,500	660

35

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	562,802	659
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	658
*	Sinopec Oilfield Equipment Corp. Class A	973,042	657
*	Konfoong Materials International Co. Ltd. Class A (XSEC)	89,000	657
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,029,753	657
	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	653
	China Harzone Industry Corp. Ltd. Class A (XSEC)	555,322	652
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	664,061	651
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	651
	Yechiu Metal Recycling China Ltd. Class A	2,802,500	651
*	Wuxi Boton Technology Co. Ltd.	231,504	650
*	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	647
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	647
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	112,030	646
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	646
*	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	158,400	646
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	645
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	217,900	644
*	Hangzhou Shunwang Technology Co. Ltd.	236,990	644
	North Electro-Optic Co. Ltd. Class A	494,561	644
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	638,700	643
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	811,945	643
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	642
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	642
*	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	156,800	642
	Shandong Lukang Pharma Class A	518,290	641
	Surfilter Network Technology Co. Ltd.	617,768	641
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	185,900	641
*	Hybio Pharmaceutical Co. Ltd. Class A	815,691	640
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	640
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	600,285	640
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	640
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	760,800	639
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A (XSHE)	1,132,500	639
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	639
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	638
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	638
	Fujian Rongji Software Co. Ltd. Class A	609,300	638
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	322,800	637
*,§	Leshi Internet Information & Technology Corp. Beijing Class A	2,659,800	637
	Shenzhen Infogem Technologies Co. Ltd.	326,680	637
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	637
	Ke Hua Heng Sheng Co. Ltd. Class A	207,200	636
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	225,100	636
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	636
*	Zhejiang Firstar Panel Technology Co. Ltd. Class A	714,300	635
	Duolun Technology Corp. Ltd. Class A	587,777	635
	Nanjing Redsun Co. Ltd. Class A	462,551	635
*	Minmetals Development Co. Ltd. Class A (XSHG)	697,486	634
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	634
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	634
	Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	633
	Jack Sewing Machine Co. Ltd. Class A (XSHG)	251,575	633
	Chongqing Road & Bridge Co. Ltd. Class A	1,586,286	633
	Qingdao Zhongzi Zhongcheng Group Co. Ltd.	808,606	631
	Baida Group Co. Ltd. Class A	767,300	631
*	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	630
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	630
	Hangzhou Onechance Tech Corp. Class A	15,900	630
*	Yantai Zhenghai Magnetic Material Co. Ltd.	582,654	629
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	628
	Angang Steel Co. Ltd. Class A	1,691,112	627
	Anyang Iron & Steel Inc. Class A	2,169,680	626

36

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Tianjin Port Co. Ltd. Class A (XSSC)	827,739	625
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	285,200	624
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,402,004	624
	DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	624
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	623
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	623
*	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	419,800	623
	Anhui Xinhua Media Co. Ltd. Class A (XSSC)	912,770	622
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	1,062,828	621
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	620
	Qiming Information Technology Co. Ltd. Class A	478,073	620
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	620
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	619
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,023,115	619
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	465,875	619
*	Eastone Century Technology Co. Ltd.	759,815	619
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	755,328	619
	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	618
	Oppein Home Group Inc. Class A (XSSC)	41,500	618
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	618
	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	618
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	617
*	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	617
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	616
	Xiamen Port Development Co. Ltd. Class A	739,716	616
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	616
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	616
	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	615
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	103,050	615
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	615
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	615
	Shandong Publishing & Media Co. Ltd. Class A (XSHG)	692,888	614
	Rongsheng Petro Chemical Co. Ltd. Class A (XSEC)	365,536	614
*	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	614
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	613
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	611
	Huaming Power Equipment Co. Ltd. Class A	758,043	611
	Jiangsu Sainty Corp. Ltd. Class A	797,700	611
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	307,500	610
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	295,862	610
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSHE)	102,221	610
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	609
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	93,900	608
	Sinodata Co. Ltd. Class A	310,435	608
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	608
*	Jiangsu Zongyi Co. Ltd. Class A	881,900	606
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	973,852	606
	Zhuhai Port Co. Ltd. Class A	853,300	605
*	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	605
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	604
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	332,400	604
	Guangdong Dowstone Technology Co. Ltd. Class A	384,900	604
*	Nuode Investment Co. Ltd. Class A	925,800	603
	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	602
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	303,202	602
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	602
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	602
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	601
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	601
*	Montnets Rongxin Technology Group Co. Ltd. Class A (XSEC)	276,600	600
	An Hui Wenergy Co. Ltd. Class A	1,093,644	599
	Jiangsu Etern Co. Ltd. Class A	1,035,970	599
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	598
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	598

37

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	134,237	597
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	597
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	596
	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	596
	China Coal Xinji Energy Co. Ltd. Class A	1,580,600	596
	Langold Real Estate Co. Ltd. Class A	1,962,979	596
	Huaan Securities Co. Ltd. Class A (XSSC)	589,300	595
	Tianjin Development Holdings Ltd.	2,814,025	595
	Shenzhen Infogem Technologies Co. Ltd. Class A	305,000	595
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	594
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	594
	SPIC Dongfang New Energy Corp. Class A	986,256	593
	Sinoma International Engineering Co. Class A (XSSC)	723,222	593
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	593
*	Cultural Investment Holdings Co. Ltd. Class A	1,675,429	593
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	144,572	592
	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	591
*	Longhua Technology Group Luoyang Co. Ltd.	538,600	590
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	590
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A (XSHG)	266,349	588
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	422,805	588
	Beijing SDL Technology Co. Ltd. Class A	716,927	587
	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,078,900	586
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	586
	ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	326,500	585
*	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	102,300	585
	Do-Fluoride Chemicals Co. Ltd. Class A (XSHE)	398,450	585
	Camel Group Co. Ltd. Class A (XSSC)	462,163	584
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	582
*	Nanyang Topsec Technologies Group Inc. Class A (XSEC)	164,300	581
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	581
	New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	580
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	580
	Holitech Technology Co. Ltd. Class A (XSEC)	764,000	580
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	578
	Visual China Group Co. Ltd. Class A (XSEC)	235,100	578
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	577
	Sino Wealth Electronic Ltd. Class A (XSEC)	119,926	575
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	574
	Canny Elevator Co. Ltd. Class A (XSEC)	519,677	573
	Chengdu CORPRO Technology Co. Ltd. Class A	390,400	572
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	572
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	572
	Fujian Snowman Co. Ltd. Class A	568,668	571
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	571
	Konka Group Co. Ltd. Class A (XSHE)	535,900	568
	JL Mag Rare-Earth Co. Ltd.	128,000	568
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	568
*	Beijing Join-Cheer Software Co. Ltd. Class A	636,090	567
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,295,300	565
	Bingshan Refrigeration & Heat Transfer Technologies Co. Ltd. Class A	1,193,220	565
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	565
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	565
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	615,520	565
*	Telling Telecommunication Holding Co. Ltd. Class A	737,100	564
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	564
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	563
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	880,028	563
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	562
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	946,400	562
*	Changchun Gas Co. Ltd. Class A	1,091,800	562
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	562
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	42,600	561
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	326,400	561

38

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	561
	HY Energy Group Co. Ltd. Class A (XSSC)	523,541	560
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	276,900	560
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	560
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	560
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	560
	Chinese Universe Publishing and Media Group Co. Ltd. Class A (XSSC)	330,320	560
*	Sanchuan Wisdom Technology Co. Ltd. Class A	814,500	559
	Shanghai Environment Group Co. Ltd. Class A (XSSC)	310,089	559
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	558
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	558
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	557
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	511,296	557
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	557
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	557
*	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	323,333	556
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	105,400	555
*	KraussMaffei Co. Ltd. Class A	684,134	555
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	555
*	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	555
*	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	737,750	555
	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	554
	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	553
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	552
*	Baotou Huazi Industry Co. Ltd. Class A	606,000	552
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,234,900	548
	China Construction Bank Corp. Class A (XSHG)	604,100	548
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	411,360	547
	Beijing eGOVA Co. Ltd. Class A	312,103	547
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	459,114	547
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	545
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	545
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	862,600	544
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	544
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	463,950	544
*	Nations Technologies Inc. Class A (XSHE)	521,400	543
	Guoguang Electric Co. Ltd. Class A	459,400	543
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	541
	Chengdu Wintrue Holding Co. Ltd. Class A	657,370	541
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	540
*	Edifier Technology Co. Ltd. Class A	222,000	539
	Guoxuan High-Tech Co. Ltd. (XSEC)	169,700	538
	Poly Culture Group Corp. Ltd. Class H	1,101,847	537
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	205,100	536
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	536
	Shanghai Bailian Group Co. Ltd. Class A	479,788	535
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,061,671	535
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	535
*	EGLS Co. Ltd. Class A	1,674,300	534
*	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	534
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSEC)	436,146	533
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	533
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	533
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	533
*	Top Energy Co. Ltd. Shanxi Class A (XSSC)	1,166,372	532
	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,360,200	532
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	532
*	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	531
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	531
	Shanghai AJ Group Co. Ltd. Class A (XSSC)	478,426	531
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	530
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	530
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	530
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	530

39

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,086,416	529
	Jiang Su Suyan Jingshen Co. Ltd. Class A	634,000	529
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	905,179	529
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	528
*	Grand Industrial Holding Group Co. Ltd.	602,984	528
*	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	527
*	Leyard Optoelectronic Co. Ltd.	674,766	526
*	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	526
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	525
	China Meheco Co. Ltd. Class A (XSHG)	260,100	525
*	Misho Ecology & Landscape Co. Ltd. Class A (XSEC)	356,100	525
*	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	524
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	565,213	524
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	1,284,700	523
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	460,444	523
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	522
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	40,376	522
	Songz Automobile Air Conditioning Co. Ltd. Class A	828,445	522
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	521
	Greattown Holdings Ltd. Class A (XSSC)	455,621	521
	Motic Xiamen Electric Group Co. Ltd. Class A	446,829	520
*	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	520
*	Estun Automation Co. Ltd. Class A (XSEC)	356,900	519
*	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	519
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	158,900	519
	MYS Group Co. Ltd. (XSHE)	789,767	518
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	516
*	Harbin Hatou Investment Co. Ltd. Class A (XSSC)	585,669	515
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	514
*	Visionox Technology Inc. Class A (XSEC)	300,796	514
*	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	252,900	514
	Beijing Changjiu Logistics Corp. Class A	402,980	514
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	514
*	Fujian Dongbai Group Co. Ltd. Class A (XSHG)	750,009	511
	Tongyu Heavy Industry Co. Ltd. Class A	1,830,957	510
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	509
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	327,777	509
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,889,262	507
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	507
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	737,600	507
*	Hebei Huijin Electromechanical Co. Ltd.	384,300	506
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	716,716	506
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	506
	Der Future Science & Technology Holding Group Co. Ltd. Class A	492,640	505
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	505
*	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	505
	Eastern Pioneer Driving School Co. Ltd. Class A	224,916	504
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,861,990	504
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	503
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	503
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	350,250	502
	Liuzhou Iron & Steel Co. Ltd. Class A (XSHG)	711,900	501
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	745,857	501
	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	447,100	500
*	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	499
*	Julong Co. Ltd. Class A	332,900	499
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	498
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	498
	FIYTA Precision Technology Co. Ltd. Class A	420,085	497
	Shenzhen Huaqiang Industry Co. Ltd. Class A (XSEC)	281,000	496
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	495
	China Television Media Ltd. Class A (XSHG)	289,800	493
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	492
	Huaren Pharmaceutical Co. Ltd. Class A	856,972	491

40

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	491
	Elion Clean Energy Co. Ltd. Class A (XSSC)	947,055	491
	Keda Group Co. Ltd. Class A (XSHG)	906,553	491
	Fujian Longxi Bearing Group Co. Ltd. Class A	302,999	490
*	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	54,100	490
	Konka Group Co. Ltd. Class A (XSEC)	462,000	490
*	China Calxon Group Co. Ltd. Class A (XSHE)	788,400	490
*	Huachangda Intelligent Equipment Group Co. Ltd. Class A	930,756	489
	Zhonglu Co. Ltd. Class B	1,084,642	489
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	489
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	489
	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	859,383	486
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,115,079	485
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	484
*	Luenmei Quantum Co. Ltd. Class A (XSSC)	224,642	484
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	484
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	483
	Focused Photonics Hangzhou Inc. Class A (XSEC)	258,896	482
	Tus Environmental Science And Technology Development Co. Ltd. Class A (XSEC)	425,600	480
	Wuhu Token Science Co. Ltd. Class A (XSEC)	354,983	479
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	479
*	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	479
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	389,960	477
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	477
	Guangdong Delian Group Co. Ltd. Class A	634,135	477
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,180,320	477
*	Zangge Holding Co. Ltd. Class A	774,300	476
	Zhejiang Runtu Co. Ltd. Class A (XSEC)	363,100	474
	Hongbaoli Group Corp. Ltd. Class A	714,859	473
	Zhongbai Holdings Group Co. Ltd. Class A	506,597	473
*	Western Mining Co. Ltd. Class A (XSHG)	613,700	472
	Cosmos Group Co. Ltd. Class A	1,086,000	471
*	Hexing Electrical Co. Ltd. Class A (XSSC)	223,100	471
	North Huajin Chemical Industries Co. Ltd. Class A	687,903	471
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	471
*	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	923,086	471
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	470
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	470
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	469
	Jinzhou Port Co. Ltd. Class A	1,144,371	469
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	469
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	469
	Shantui Construction Machinery Co. Ltd. Class A	909,635	468
	Shenzhen Aisidi Co. Ltd. Class A	422,520	468
*	Zhejiang Sunriver Culture Co. Ltd. Class A	906,370	466
	Estun Automation Co. Ltd. Class A (XSHE)	320,100	466
*	Porton Pharma Solutions Ltd.	115,800	464
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	464
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	463
	Digital China Information Service Co. Ltd. Class A (XSEC)	219,200	463
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	462
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	460
*	Great Chinasoft Technology Co. Ltd. Class A	681,900	459
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	459
	YLZ Information Technology Co. Ltd. Class A	377,700	457
*	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	457
	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	457
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	456
	KingClean Electric Co. Ltd. Class A	150,000	455
*	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	455
*	Shanghai Jielong Industry Group Corp. Ltd. Class A	639,600	455
*	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	453
*	Nanjing Securities Co. Ltd. Class A (XSSC)	237,400	453
*	Shanghai Yatong Co. Ltd. Class A	511,000	453

41

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	452
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	452
	Deppon Logistics Co. Ltd. Class A	328,307	452
	Sinotrans Ltd. Class A	986,395	452
	Valiant Co. Ltd. Class A (XSEC)	212,300	452
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	452
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	452
	Digiwin Software Co. Ltd. Class A	247,194	451
*	Tianjin Futong Xinmao Science & Technology Co. Ltd. Class A	957,400	451
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	451
	Hongbo Co. Ltd. Class A	456,950	450
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	450
*	Glorious Property Holdings Ltd.	23,131,401	450
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	170,500	450
*	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	39,200	449
*	Sanxiang Impression Co. Ltd. Class A	789,300	448
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	447
	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	600,740	447
*	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	263,048	447
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	446
	Hangzhou Cable Co. Ltd. Class A	505,100	446
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	446
	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	445
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	444
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	444
	Henan City Development Environment Co. Ltd.	334,100	443
	Guangdong Mingzhu Group Co. Ltd. Class A	503,131	443
*	Teamax Smart City Technology Corp. Ltd. Class A	1,053,185	443
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	443
	Wisesoft Co. Ltd. Class A	247,414	443
*	China CIFCO Investment Co. Ltd. Class A	394,800	442
	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	442
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	442
*	Juneyao Airlines Co. Ltd. Class A (XSSC)	317,630	440
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	361,300	440
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	439
*	Zhongtong Bus Holding Co. Ltd. Class A	470,700	438
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	438
	Hongfa Technology Co. Ltd. Class A (XSSC)	95,640	437
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	437
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	437
*	Hanwei Electronics Group Corp.	241,802	436
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	436
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	436
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	436
*	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	61,980	435
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	435
*	Gansu Dunhuang Seed Group Co. Ltd. Class A	819,370	434
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	432
	NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	432
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	432
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	432
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	430
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	430
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	430
	Weichai Heavy Machinery Co. Ltd. Class A	398,324	430
	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	428
*	Royal Group Co. Ltd. Class A	593,878	426
*	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	212,200	424
*	CSSC Science & Technology Co. Ltd. Class A (XSSC)	274,500	424
*	Changyuan Group Ltd. Class A (XSSC)	602,283	424
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	424
	Jiangsu High Hope International Group Corp. Class A (XSHG)	916,300	423
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	422

42

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	422
*	Baotailong New Materials Co. Ltd. Class A	948,000	422
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	422
	PKU Healthcare Corp. Ltd. Class A	476,696	422
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	358,941	421
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	421
*	Zhejiang Jingu Co. Ltd. Class A (XSHE)	491,860	421
*	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	421
*	Guangdong Weihua Corp. Class A	366,774	420
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	420
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	419
*	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	418
	Jiangsu General Science Technology Co. Ltd. Class A	513,200	418
	ZhongYeDa Electric Co. Ltd. Class A	395,000	417
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	417
*	Andon Health Co. Ltd. Class A	324,156	417
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	415
*	Shangying Global Co. Ltd. Class A	412,700	415
	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	927,400	415
	Haitong Securities Co. Ltd. Class A (XSHG)	230,600	415
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	295,820	414
	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	537,700	414
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	414
*	Zhongchang Big Data Corp. Ltd. Class A	455,300	414
*	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	413
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	835,797	411
	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	411
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	410
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	806,202	410
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	409
	Xiamen International Port Co. Ltd. Class H	4,578,518	408
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSHG)	599,200	408
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	408
	Shanghai RAAS Blood Products Co. Ltd. Class A	343,900	407
	Shanghai New World Co. Ltd. Class A (XSHG)	241,200	407
	Chongqing Gangjiu Co. Ltd. Class A	802,300	406
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	406
*	Guangdong JANUS Intelligent Group Corp. Ltd. Class A	516,100	406
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A (XSEC)	658,856	406
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	405
*	Unilumin Group Co. Ltd. Class A (XSEC)	324,100	405
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	293,330	405
*	Beijing Jetsen Technology Co. Ltd.	680,212	403
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	401
*	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	15,228	401
*	Shanghai Rongtai Health Technology Corp. Ltd. Class A	88,500	401
*,§	Anxin Trust Co. Ltd. Class A (XSHG)	1,130,448	401
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	400
*	Chongqing Yukaifa Co. Ltd. Class A	731,800	399
*	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	479,832	398
*	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	398
	GITI Tire Corp. Class A	219,400	398
*	Western Region Gold Co. Ltd. Class A (XSSC)	206,400	397
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	396
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	396
*	Ningbo Bird Co. Ltd. Class A	774,100	396
	Mingsheng Holdings Co. Ltd. Class A	642,355	396
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	314,400	396
*	Shenzhen Fenda Technology Co. Ltd. Class A (XSHE)	1,001,030	396
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	395
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	395
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	596,400	395
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	383,972	394
*	Shenzhen Click Technology Co. Ltd. Class A	257,800	394

43

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	393
	Misho Ecology & Landscape Co. Ltd. Class A (XSHE)	266,900	393
*	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	404,700	391
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	391
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	391
	Whirlpool China Co. Ltd. Class A	599,150	390
	Shenzhen Selen Science & Technology Co. Ltd. Class A (XSHE)	550,000	390
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	390
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	389
	Jiangling Motors Corp. Ltd. Class A	234,298	389
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	389
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	325,098	388
*	HNA Innovation Co. Ltd. Class A	1,456,300	388
*	Vtron Group Co. Ltd. Class A	468,923	388
*	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	422,660	388
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	387
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	387
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	212,300	387
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	387
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	387
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	386
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	386
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	386
	Longmaster Information & Technology Co. Ltd. Class A	246,300	385
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	492,931	385
*	Shenzhen Changhong Technology Co. Ltd.	250,200	383
*	Beijing Philisense Technology Co. Ltd.	619,200	383
*	Xining Special Steel Co. Ltd. Class A	906,600	383
*	GI Technologies Group Co. Ltd. Class A	964,760	383
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	383
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	383
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	382
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	100,100	382
	Bingshan Refrigeration & Heat Transfer Technologies Co. Ltd.	1,763,581	382
	China Baoan Group Co. Ltd. Class A (XSEC)	418,120	381
*	New Huadu Supercenter Co. Ltd. Class A	589,800	380
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	379
*	Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	379
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	379
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	378
	Netposa Technologies Ltd. Class A	899,677	378
	Greatoo Intelligent Equipment Inc.	1,407,600	377
*	Shenzhen Selen Science & Technology Co. Ltd. Class A (XSEC)	531,448	377
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	534,301	376
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	375
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	186,000	374
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	374
	Sinochem International Corp. Class A (XSHG)	539,110	374
*	SGIS Songshan Co. Ltd. Class A (XSEC)	711,200	374
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	374
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	521,920	373
*	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	987,507	373
*	Shandong Shengli Co. Class A	821,977	373
*	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	372
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	372
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	371
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	370
*	Kinghand Industrial Investment Co. Ltd. Class A	650,000	369
	Hubei Energy Group Co. Ltd. Class A (XSEC)	703,490	369
*	Dalian Zeus Entertainment Group Co. Ltd. Class A	1,485,769	369
*	China Satellite Communications Co. Ltd. Class A (XSSC)	153,800	369
§	Tahoe Group Co. Ltd. Class A (XSEC)	589,076	368
	ChangjiangRunfa Health Industry Co. Ltd. Class A	680,199	368
*	Changyuan Group Ltd. Class A (XSHG)	522,960	368

44

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sanlux Co. Ltd. Class A	412,600	368
*	Ecovacs Robotics Co. Ltd. Class A (XSSC)	134,000	367
	Sansheng Intellectual Education Technology Co. Ltd. Class A	453,037	367
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	366
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	366
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSEC)	189,100	366
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	366
	Hubei Century Network Technology Co. Ltd. Class A	181,300	365
*	Tianjin Hi-Tech Development Co. Ltd. Class A	766,902	364
*	Infund Holding Co. Ltd.	873,334	363
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	362
*	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	361
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	836,100	361
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	361
	Northeast Securities Co. Ltd. Class A (XSEC)	315,900	360
	CTS International Logistics Corp. Ltd. Class A (XSHG)	450,986	359
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	359
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	359
	Shenzhen ESUN Display Co. Ltd. Class A	126,526	358
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	358
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSHE)	1,478,568	358
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	846,000	358
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	308,800	357
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	451,100	356
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	461,245	356
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	229,200	356
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	355
*	Shenzhen Fountain Corp. Class A	936,700	354
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	353
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	353
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	353
	Duzhe Publishing & Media Co. Ltd. Class A	441,400	353
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	353
*	Guangdong South New Media Co. Ltd. Class A (XSEC)	16,140	352
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	351
	Guangzhou Development Group Inc. Class A	427,000	350
*	Hubei Mailyard Share Co. Ltd. Class A	259,600	350
*	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	367,000	350
	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	350
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	349
	Shanghai Join Buy Co. Ltd. Class A	421,900	348
*	First Tractor Co. Ltd. Class A (XSHG)	352,300	348
*	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	397,000	348
*	Shanghai STEP Electric Corp. Class A	503,347	347
*	Huludao Zinc Industry Co. Class A	943,200	347
*	Youngy Co. Ltd. Class A	183,076	346
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	346
*	Guangdong Shunna Electric Co. Ltd. Class A	864,971	346
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	346
*	Jiangsu Aucksun Co. Ltd. Class A	653,250	345
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	444,170	345
	Huaxin Cement Co. Ltd. Class A (XSHG)	92,260	343
	Chongqing Sansheng Industrial Co. Ltd. Class A	356,000	343
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	342
	STO Express Co. Ltd. Class A (XSEC)	147,399	342
*	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	342
	YongXing Special Materials Technology Co. Ltd. Class A	154,468	342
*	Shanghai Dragon Corp. Class A	364,000	342
	Bank of Chengdu Co. Ltd. Class A (XSSC)	312,100	341
*	Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	339
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	168,297	339
*	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	339
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	338
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	338

45

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	191,500	338
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSEC)	1,161,700	336
*	Shanghai Baosight Software Co. Ltd. Class A (XSSC)	47,300	336
	Everyday Network Co. Ltd. Class A	206,800	336
*	FSPG Hi-Tech Co. Ltd. Class A	556,700	336
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	336
	Ninestar Corp. Class A (XSEC)	79,800	335
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	334
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	235,000	334
	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	332
*	Tianjin Guangyu Development Co. Ltd. Class A (XSEC)	355,697	332
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	469,716	332
	Shanghai Shenda Co. Ltd. Class A (XSSC)	481,693	332
*	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	332
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	449,976	332
*	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	331
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	330
	South Huiton Co. Ltd. Class A	423,300	330
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	328
*	Shanghai DragonNet Technology Co. Ltd.	269,201	328
	Shanghai Lansheng Corp. Class A (XSSC)	238,891	328
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	474,741	328
*	Sinosun Technology Co. Ltd.	271,600	328
*	Cangzhou Dahua Co. Ltd. Class A	305,520	328
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	327
*	Aerosun Corp. Class A (XSSC)	276,162	327
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	325
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	325
	Zhejiang Jingxing Paper JSC Ltd. Class A	756,000	325
	Deluxe Family Co. Ltd. Class A (XSHG)	717,500	324
*	KAISA JiaYun Technology Inc. Class A	479,920	323
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	709,120	323
*	Loncin Motor Co. Ltd. Class A (XSSC)	645,000	323
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	323
*	Shanghai AtHub Co. Ltd. Class A (XSSC)	38,400	322
*	Lander Sports Development Co. Ltd. Class A	912,050	322
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	322
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	321
	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	320
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	319
*	Keda Clean Energy Co. Ltd. Class A (XSSC)	554,600	318
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	318
	ZYNP Corp. Class A	447,900	318
	Saurer Intelligent Technology Co. Ltd. Class A (XSHG)	449,600	318
*	Jiangsu Aoyang Health Industry Co. Ltd. Class A	784,900	316
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	316
	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	316
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	265,566	315
	Jangho Group Co. Ltd. Class A (XSHG)	348,300	315
*	Maoye Commericial Co. Ltd. Class A (XSHG)	591,127	313
	Rizhao Port Co. Ltd. Class A (XSSC)	912,650	312
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	312
	CMST Development Co. Ltd. Class A (XSHG)	467,300	311
	China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	311
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	311
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	328,360	311
*	Mesnac Co. Ltd. Class A	567,589	311
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	308
	Simei Media Co. Ltd. Class A	345,237	308
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	308
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	398,739	308
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	308
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	307
*	Guizhou Red Star Developing Co. Ltd. Class A	321,100	306

46

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Bode Energy Equipment Co. Ltd. Class A	260,758	305
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	305
*	Beijing Philisense Technology Co. Ltd. Class A	492,033	305
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	194,987	304
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	304
*	China Chengtong Development Group Ltd.	13,753,007	303
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	129,200	303
	Sunstone Development Co. Ltd. Class A	202,300	303
*	Lifan Industry Group Co. Ltd. Class A (XSHG)	674,200	302
*	Zhejiang Communications Technology Co. Ltd. (XSEC)	386,700	302
*	Xiamen 35.com Technology Co. Ltd. Class A	289,600	300
*	Shanghai Amarsoft Information & Technology Co. Ltd. Class A	123,100	300
*	GuangDong PaiSheng Intelligent Technology Co. Ltd. Class A	331,713	300
*	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	155,300	299
	Huadong Medicine Co. Ltd. Class A (XSEC)	106,600	298
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	205,630	298
	Shenzhen Hongtao Group Co. Ltd. Class A	691,360	298
	Sinoma International Engineering Co. Class A (XSHG)	361,650	296
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	296
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	604,980	296
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	170,321	296
	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	295
	CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	295
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	295
*	Rongan Property Co. Ltd. Class A (XSHE)	814,200	295
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	295
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	294
	Guomai Technologies Inc. Class A (XSEC)	238,886	294
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	294
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	292
*	Huaxun Fangzhou Co. Ltd. Class A	623,200	292
	Orient International Enterprise Ltd. Class A (XSHG)	236,900	291
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	117,500	290
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	290
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	312,720	290
	Juli Sling Co. Ltd. Class A	686,926	289
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	289
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	371,526	289
	Zhonglu Co. Ltd. Class A (XSSC)	189,037	288
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	288
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	549,605	288
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	288
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	264,300	287
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	287
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	286
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	284
*	Meidu Energy Corp. Class A (XSSC)	2,309,881	284
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	284
	China Hi-Tech Group Co. Class A (XSHG)	449,600	284
	Glarun Technology Co. Ltd. Class A (XSHG)	137,358	283
	First Capital Securities Co. Ltd. Class A (XSEC)	290,700	282
*	CPT Technology Group Co. Ltd. Class A (XSHE)	1,305,529	282
	Citic Offshore Helicopter Co. Ltd. Class A	296,000	281
	Central China Securities Co. Ltd. Class A (XSSC)	427,300	281
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	281
*	Jiangsu Dagang Co. Ltd. Class A	423,089	280
	Ningbo David Medical Device Co. Ltd. Class A	182,500	280
	Chengdu Huasun Technology Group Inc. Ltd. Class A	404,571	280
	Zhejiang Hailiang Co. Ltd. Class A (XSEC)	214,167	280
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	279
	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	279
	Changying Xinzhi Technology Co. Ltd. Class A	147,800	278
*	Tibet Mineral Development Co. Class A	291,700	278
*	Nations Technologies Inc. Class A (XSEC)	266,700	278

47

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	278
*	Hiconics Eco-energy Technology Co. Ltd. Class A	481,400	277
	Xiamen Xindeco Ltd. Class A	486,051	277
*	Ningbo Cixing Co. Ltd. Class A	470,900	277
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	277
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	251,570	277
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	277
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	277
	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	276
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	276
*	Beijing Dinghan Technology Group Co. Ltd.	320,100	275
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	275
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	274
*	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	246,000	273
*	Fujian Dongbai Group Co. Ltd. Class A (XSSC)	401,500	273
*	Rastar Group	558,700	273
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	273
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	273
	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	272
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	944,451	271
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	271
*	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	271
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	271
	MYS Group Co. Ltd. (XSEC)	412,525	271
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	270
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	270
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	269
*	Bestway Marine & Energy Technology Co. Ltd. Class A	706,350	268
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	268
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	579,600	268
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	268
*	Shenzhen Mason Technologies Co. Ltd. Class A	477,100	268
	Hunan Gold Corp. Ltd. Class A (XSEC)	251,000	268
	Yotrio Group Co. Ltd. Class A (XSEC)	488,100	267
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	267
	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	267
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	267
*	Dashang Co. Ltd. Class A (XSHG)	84,700	266
	Founder Technology Group Corp. Class A (XSHG)	533,300	266
	China Television Media Ltd. Class A (XSSC)	155,437	264
*	Shanghai Lonyer Fuels Co. Ltd. Class A	230,500	264
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	264
*,§	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	264
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	263
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	27,699	263
*	Zhejiang Founder Motor Co. Ltd. Class A	378,586	263
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	687,794	263
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	262
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	260
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	260
	Yueyang Xingchang Petrochemical Class A	240,400	260
	Hanyu Group Joint-Stock Co. Ltd. Class A	366,370	260
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	385,200	260
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	114,075	259
*	Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	656,357	259
	Guangdong Zhengye Technology Co. Ltd. Class A	286,236	259
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	178,200	257
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	123,300	257
*	Shenzhen Liantronics Co. Ltd. Class A	525,023	257
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	45,900	257
*	Beijing Wanji Technology Co. Ltd. Class A	24,500	257
	Hunan Investment Group Co. Ltd. Class A	490,600	256
*	Elefirst Science & Technology Co. Ltd. Class A	319,487	255
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSEC)	79,900	255

48

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Qianjiang Water Resources Development Co. Ltd. Class A	186,351	255
*	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	255
*	Sichuan Western Resources Holding Co. Ltd. Class A	662,400	254
	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	254
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	254
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	253
*	China Water Industry Group Ltd.	7,223,349	251
*	AECC Aero Science and Technology Co. Ltd. Class A (XSSC)	103,600	251
*	Hainan Mining Co. Ltd. Class A (XSHG)	388,000	251
*	Wuxi Hodgen Technology Co. Ltd. Class A	342,521	251
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	267,900	250
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	87,300	249
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	249
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A (XSHE)	804,420	248
	Shanghai Baosight Software Co. Ltd. Class A (XSHG)	34,900	248
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	248
	Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	247
	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	345,345	247
1	Ozner Water International Holding Ltd.	7,295,237	246
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	246
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	245
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	244
*	Dashang Co. Ltd. Class A (XSSC)	77,700	244
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	244
	Top Resource Conservation & Environment Corp. Class A (XSEC)	364,100	243
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	242
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	241
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	240
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	107,861	238
	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	238
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	237
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	237
*	Liuzhou Iron & Steel Co. Ltd. Class A (XSSC)	335,500	236
*	Ciwen Media Co. Ltd.	206,209	236
	Xuji Electric Co. Ltd. Class A (XSEC)	119,400	236
*	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	235
*	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	235
	Xinjiang Tianye Co. Ltd. Class A (XSHG)	370,020	235
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	234
	Tianqi Lithium Corp. Class A (XSEC)	101,153	233
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A (XSEC)	412,400	233
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	232
*	Zhe Jiang Kangsheng Co. Ltd. Class A (XSEC)	841,000	231
*	LandOcean Energy Services Co. Ltd. Class A	599,400	231
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	283,172	231
	Shenzhen Minkave Technology Co. Ltd. Class A	309,890	230
*	Dezhan Healthcare Co. Ltd. Class A	302,522	230
*	Truking Technology Ltd. Class A	238,000	229
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	1,222,760	228
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	346,500	228
	Zhejiang Wanma Co. Ltd. Class A (XSEC)	221,800	228
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	227
*	Qtone Education Group Guandong Ltd. Class A	296,692	226
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	226
*	Rongan Property Co. Ltd. Class A (XSEC)	623,500	226
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	161,051	226
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	460,880	226
	Shenzhen World Union Group Inc. Class A (XSEC)	570,105	225
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	224
*	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	224
	Jiangmen Kanhoo Industry Co. Ltd. Class A	161,317	224
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	221
	China National Accord Medicines Corp. Ltd. Class A	38,167	221

49

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	82,900	220
*	TianGuang ZhongMao Co. Ltd. Class A (XSHE)	1,696,512	220
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	174,600	220
*	Xinjiang Tianye Co. Ltd. Class A (XSSC)	345,853	219
	Aerospace CH UAV Co. Ltd. (XSEC)	128,700	217
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	217
*,§	Hua Han Health Industry Holdings Ltd.	13,993,028	217
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	284,700	216
§	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	395,000	215
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	22,000	214
*	Beijing Beilu Pharmaceutical Co. Ltd.	173,900	213
	Air China Ltd. Class A (XSSC)	209,538	213
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	212
	Rastar Group Class A	431,500	211
*	Tangel Publishing Co. Ltd. Class A	408,820	211
	Do-Fluoride Chemicals Co. Ltd. Class A (XSEC)	142,500	209
*	State Grid Yingda Co. Ltd. Class A (XSHG)	209,544	208
	Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	208
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	208
	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	208
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	207
	Fujian Cement Inc. Class A (XSSC)	119,800	207
*	Beijing Interact Technology Co. Ltd. Class A	269,800	207
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	206
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	288,255	206
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	206
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	205
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	205
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	217,500	204
	Lucky Film Co. Class A (XSSC)	219,191	204
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	204
	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	147,900	203
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	203
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	202
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	202
	Oceanwide Holdings Co. Ltd. Class A (XSEC)	411,900	202
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	201
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	201
	Yunda Holding Co. Ltd. Class A (XSEC)	48,093	200
	Tibet Summit Resources Co. Ltd. Class A (XSSC)	186,832	200
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	194,300	200
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	199
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	199
*	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	198
	Changchai Co. Ltd. Class B	844,088	198
*	Shandong Publishing & Media Co. Ltd. Class A (XSSC)	223,000	198
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	197
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	119,000	197
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	197
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	196
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	196
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	195
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	195
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	194
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	472,907	192
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	191
*	Jack Sewing Machine Co. Ltd. Class A (XSSC)	75,748	191
*	Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	189
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	189
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	189
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	188
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	188
	Aerospace Communications Holding Group Co. Ltd. Class A	442,419	188
*	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	187

50

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	187
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	187
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	127,660	185
	Camel Group Co. Ltd. Class A (XSHG)	146,600	185
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	89,998	185
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	185
*	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	238,200	184
*	Zhejiang Jingu Co. Ltd. Class A (XSEC)	214,640	184
*	Ledman Optoelectronic Co. Ltd. Class A	188,800	183
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	153,200	183
	Suning Universal Co. Ltd. Class A (XSEC)	390,069	183
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	182
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	182
*	Tempus Global Business Service Holding Ltd. Class A (XSHE)	421,861	181
*	Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	181
1	Fuyao Glass Industry Group Co. Ltd. Class H	82,952	181
	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	181
	Huaxi Securities Co. Ltd. Class A (XSEC)	127,200	181
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	180
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A (XSEC)	584,000	180
	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	180
*	Top Resource Conservation & Environment Corp. Class A (XSHE)	268,900	180
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	178
*	Xinfengming Group Co. Ltd. Class A (XSSC)	120,855	177
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	177
*	Nanjing Central Emporium Class A (XSSC)	693,445	177
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	175
*	CPT Technology Group Co. Ltd. Class A (XSEC)	810,600	175
*	Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	174
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	173
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	77,521	172
*	JiuGui Liquor Co. Ltd. Class A (XSEC)	38,100	171
	YTO Express Group Co. Ltd. Class A (XSSC)	96,400	171
	BBMG Corp. Class A (XSHG)	377,414	171
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	402,000	171
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	171
	Zheshang Securities Co. Ltd. Class A (XSSC)	125,300	171
*	Zotye Automobile Co. Ltd. Class A	595,200	171
	Keda Group Co. Ltd. Class A (XSSC)	315,140	171
	FIYTA Precision Technology Co. Ltd. Class B	241,375	170
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	170
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	169
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	169
*	Shanghai Hongda Mining Co. Ltd. Class A (XSHG)	250,782	169
*	Ningbo Joyson Electronic Corp. Class A (XSSC)	58,940	166
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	165
*	Jiangxi Special Electric Motor Co. Ltd. Class A (XSHE)	704,500	165
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	164
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	164
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	163
	Haier Smart Home Co. Ltd. Class A (XSHG)	75,300	163
	Accelink Technologies Co. Ltd. Class A (XSEC)	38,800	161
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	161
*	5I5J Holding Group Co. Ltd. Class A (XSEC)	332,977	160
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	158
*	Hunan Valin Steel Co. Ltd. Class A (XSEC)	277,700	156
	Caitong Securities Co. Ltd. Class A (XSSC)	117,000	155
*	Beijing eGOVA Co. Ltd.	88,441	155
	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	155
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	155
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	154
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	154
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	304,400	154
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	241,300	153

51

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Shanghai Lansheng Corp. Class A (XSHG)	110,800	152
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	149
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	149
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	149
*	First Tractor Co. Ltd. Class H	677,706	148
*	Zhejiang Juli Culture Development Co. Ltd.	587,836	148
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	146
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	145
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	144
*	AECC Aero Science and Technology Co. Ltd. Class A (XSHG)	59,100	143
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	143
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	142
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	98,300	141
*	Beijing Forever Technology Co. Ltd. Class A (XSEC)	91,800	140
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	193,200	140
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	139
*	Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	139
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	125,400	139
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	139
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	32,800	138
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	138
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	137
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	87,900	136
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	135
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	134
	Shanghai New Culture Media Group Co. Ltd. Class A	209,900	133
*	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	154,800	132
*	Jinhong Holding Group Co. Ltd. Class A	521,325	132
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	132
*	Alpha Group Class A (XSEC)	146,900	131
	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	30,500	130
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	239,870	130
*	Easysight Supply Chain Management Co. Ltd. Class A (XSSC)	73,100	129
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	143,800	129
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	101,600	128
*	Topchoice Medical Investment Corp. Class A (XSSC)	7,395	127
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	251,850	127
	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	127
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSSC)	60,430	126
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	76,464	126
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	126
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	126
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	126
*	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	124
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	188,033	124
*	Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	124
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	123
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	122
	Tempus Global Business Service Holding Ltd. Class A (XSEC)	281,100	121
	HY Energy Group Co. Ltd. Class A (XSHG)	112,600	120
	Venustech Group Inc. Class A (XSEC)	20,700	119
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	45,000	119
	Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	116
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	116
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	115
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	114
	Shanghai Cooltech Power Co. Ltd. Class A	157,500	113
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	39,600	113
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	113
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	112
	Lucky Film Co. Class A (XSHG)	120,000	112
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	111
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	174,700	111
*	Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	109

52

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	China Reform Health Management and Services Group Co. Ltd. Class A (XSEC)	70,600	109
*	Zhangjiagang Furui Special Equipment Co. Ltd.	189,900	108
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	108
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	108
*	Aerosun Corp. Class A (XSHG)	90,800	107
*	Harbin Hatou Investment Co. Ltd. Class A (XSHG)	120,600	106
	ZJBC Information Technology Co. Ltd. Class A (XSEC)	73,700	105
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	105
*	Changzheng Engineering Co. Ltd. Class A (XSHG)	69,030	105
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	104
*	TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	104
	Maoye International Holdings Ltd.	2,237,290	103
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	103
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	99
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	99
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	98
*	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	50,300	97
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A (XSEC)	161,712	95
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	95
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	95
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	94
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	65,897	93
§	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	91
*	Nanjing Central Emporium Class A (XSHG)	358,100	91
*	Liuzhou Liangmianzhen Co. Ltd. Class A	149,993	89
*	Baofeng Group Co. Ltd. Class A (XSHE)	315,200	89
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A (XSEC)	287,500	88
*,§	Zhonghong Holding Co. Ltd. Class A	2,799,945	87
	Hytera Communications Corp. Ltd. Class A (XSEC)	93,300	86
*	Huaren Pharmaceutical Co. Ltd.	146,800	84
*	BeiGene Ltd. ADR	548	84
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	84
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	83
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	83
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	81
*	Guirenniao Co. Ltd. Class A (XSSC)	191,699	80
*	Shenwu Environmental Technology Co. Ltd. Class A	616,265	80
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	143,800	80
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	79
*	Blue Sail Medical Co. Ltd. Class A (XSEC)	34,864	79
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	79
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	78
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	73
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	73
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	71
*	Huayi Electric Co. Ltd. Class A (XSHG)	364,092	71
	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	92,600	70
*	Jiangxi Special Electric Motor Co. Ltd. Class A (XSEC)	298,700	70
*	Hunan Er-Kang Pharmaceutical Co. Ltd.	120,000	69
	Shanghai Huayi Group Co. Ltd. Class A (XSSC)	92,600	68
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	355,100	68
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	68
*	Lingyuan Iron & Steel Co. Ltd. Class A (XSSC)	218,478	67
*	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	16,321	67
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	66
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	65
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	65
*	Xinhuanet Co. Ltd. Class A (XSSC)	17,800	63
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	63
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	89,400	62
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	47,823	61
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	53,700	61
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	60
*	Meidu Energy Corp. Class A (XSHG)	496,400	60

53

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Eastern Communications Co. Ltd. Class B	122,300	58
*	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	57
*	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	94,100	51
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	51
	Changhong Meiling Co. Ltd. Class B	231,154	50
	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	50,600	49
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	10,900	49
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSSC)	68,861	47
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	42
*	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	42
*	EverChina International Holdings Co. Ltd.	1,558,420	40
	China International Marine Containers Group Co. Ltd. Class A	36,240	38
*	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	13,997	35
*	Guirenniao Co. Ltd. Class A (XSHG)	81,674	34
*,§	Real Nutriceutical Group Ltd.	1,315,000	34
*	Baofeng Group Co. Ltd. Class A (XSEC)	120,363	34
*	V1 Group Ltd.	1,809,881	32
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	29
	Zhonglu Co. Ltd. Class A (XSHG)	19,300	29
*	Capital Environment Holdings Ltd.	1,951,368	28
*	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	28
*	Shanghai Hongda Mining Co. Ltd. Class A (XSSC)	27,800	19
*	DIT Group Ltd.	1,391,563	19
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	13
*	SRE Group Ltd.	2,945,157	11
	China Hi-Tech Group Co. Class A (XSSC)	16,500	10
*	Goldenmax International Technology Ltd. Class A (XSEC)	6,800	8
	Transfar Zhilian Co. Ltd. Class A (XSEC)	600	1
*,^,§	China Huishan Dairy Holdings	70,679,103	—
*,^,§	Midas Holdings Ltd.	202,000	—
			31,275,153
Colombia (0.3%)
	Bancolombia SA ADR	1,685,904	44,002
	Interconexion Electrica SA ESP	6,164,460	28,339
	Ecopetrol SA	39,691,902	20,954
	Grupo de Inversiones Suramericana SA	3,313,356	18,010
	Ecopetrol SA ADR	1,400,338	14,634
	Bancolombia SA	2,100,860	13,436
	Bancolombia SA Preference Shares	1,634,187	10,683
	Grupo Energia Bogota SA ESP	18,551,042	10,496
	Grupo Aval Acciones y Valores Preference Shares	46,319,654	9,886
	Grupo Argos SA	3,929,281	9,151
*	Corp Financiera Colombiana SA	1,352,088	8,811
	Banco Davivienda SA Preference Shares	1,211,025	8,785
	Grupo de Inversiones Suramericana SA Preference Shares	1,710,730	8,158
	Cementos Argos SA	8,000,000	7,871
	Grupo Aval Acciones y Valores SA ADR	822,679	3,455
*	CEMEX Latam Holdings SA	2,391,852	1,088
			217,759
Czech Republic (0.1%)
	Cez AS	2,266,491	42,137
*	Komercni banka AS	1,074,635	22,755
1	Moneta Money Bank AS	7,314,083	15,195
	O2 Czech Republic AS	447,413	3,919
*	Philip Morris CR AS	6,707	3,829
			87,835
Egypt (0.2%)
	Commercial International Bank Egypt SAE	19,076,285	77,546
	Eastern Co. SAE	12,836,393	9,878
*	Egypt Kuwait Holding Co. SAE	8,061,116	8,055
	Egyptian Financial Group-Hermes Holding Co.	10,253,549	7,337
	ElSewedy Electric Co.	10,383,168	5,859

54

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Talaat Moustafa Group	15,243,245	5,483
	Telecom Egypt Co.	5,842,749	4,005
	Orascom Construction plc	742,891	3,377
	Medinet Nasr Housing	11,706,297	2,279
	Six of October Development & Investment	3,326,445	2,217
*	Palm Hills Developments SAE	26,185,912	2,138
	Heliopolis Housing	7,015,260	2,116
*	Pioneers Holding for Financial Investments SAE	6,728,617	1,607
*	Ezz Steel Co. SAE	3,229,029	1,487
*	Oriental Weavers	3,836,011	1,329
	Alexandria Mineral Oils Co.	7,445,166	1,233
			135,946
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,453,289	45,623
	Opap SA	2,714,446	24,314
	Jumbo SA	1,496,643	23,422
*	Eurobank Ergasias Services and Holdings SA	37,203,292	15,028
*	Alpha Bank AE	19,478,579	14,224
	Motor Oil Hellas Corinth Refineries SA	831,387	12,319
	Mytilineos SA	1,577,099	11,760
*	National Bank of Greece SA	7,915,997	10,735
*	GEK Terna Holding Real Estate Construction SA	1,142,578	7,294
*	Piraeus Bank SA	4,174,299	5,572
	Hellenic Petroleum SA	835,616	5,550
*	Public Power Corp. SA	1,672,591	4,860
*	LAMDA Development SA	685,620	4,507
	Hellenic Exchanges SA	1,107,708	4,129
	Holding Co. ADMIE IPTO SA	1,746,529	3,918
	Terna Energy SA	384,311	3,589
	Aegean Airlines SA	468,846	3,028
	Sarantis SA	347,818	2,979
*,§	FF Group	496,942	2,614
	Fourlis Holdings SA	632,941	2,479
*	Ellaktor SA	2,143,602	2,095
*	Viohalco SA	533,253	1,370
	Piraeus Port Authority SA	13,180	247
			211,656
Hong Kong (0.0%)
*,^,§	National Agricultural Holdings Ltd.	13,680,292	2,100
*,§	Tech Pro Technology Development Ltd.	122,060,000	1,071
*,§	Legend Holdings Corp. Rights	474,839	—
			3,171
Hungary (0.3%)
	OTP Bank Nyrt	3,251,514	96,297
	Richter Gedeon Nyrt	1,985,908	42,436
	MOL Hungarian Oil & Gas plc	6,137,741	38,857
	Magyar Telekom Telecommunications plc	5,613,902	6,980
*,^	Opus Global Nyrt	2,930,750	2,412
			186,982
India (9.6%)
	Reliance Industries Ltd.	44,060,938	856,678
	Housing Development Finance Corp. Ltd.	24,489,513	619,457
	Infosys Ltd.	52,503,369	490,756
	Tata Consultancy Services Ltd.	12,781,431	338,354
	Hindustan Unilever Ltd.	10,680,631	309,263
*	Bharti Airtel Ltd.	24,798,217	168,879
	Axis Bank Ltd.	27,904,142	163,029
	Maruti Suzuki India Ltd.	1,718,390	121,991
	HCL Technologies Ltd.	15,439,626	110,731
	ITC Ltd.	41,763,186	100,615
	Asian Paints Ltd.	4,109,170	95,880
	Sun Pharmaceutical Industries Ltd.	15,622,898	95,283
	Bajaj Finance Ltd.	2,575,181	78,738

55

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Nestle India Ltd.	330,540	78,404
	UltraTech Cement Ltd.	1,540,434	71,707
	Bharat Petroleum Corp. Ltd.	14,209,998	69,520
*,1	HDFC Life Insurance Co. Ltd.	8,639,161	57,212
	Titan Co. Ltd.	4,472,621	57,198
	Larsen & Toubro Ltd.	4,814,796	57,095
*,1	Avenue Supermarts Ltd.	1,746,554	54,742
*,1	SBI Life Insurance Co. Ltd.	5,362,137	51,543
	Dabur India Ltd.	7,645,137	49,459
	Tech Mahindra Ltd.	6,640,424	47,759
	Power Grid Corp. of India Ltd.	22,144,492	47,463
	ICICI Bank Ltd.	9,134,106	45,824
	Oil & Natural Gas Corp. Ltd.	42,612,538	45,093
1	ICICI Lombard General Insurance Co. Ltd.	2,620,011	44,787
*	State Bank of India	17,504,737	43,807
	Bajaj Auto Ltd.	1,256,759	43,704
	NTPC Ltd.	34,014,045	42,613
	UPL Ltd.	7,674,778	42,470
	Mahindra & Mahindra Ltd.	8,401,968	40,536
	Hero MotoCorp Ltd.	1,406,762	40,126
	Coal India Ltd.	20,496,005	40,078
	JSW Steel Ltd.	16,866,514	39,836
	Godrej Consumer Products Ltd.	5,305,138	38,071
	Adani Ports & Special Economic Zone Ltd.	9,878,269	37,928
	Eicher Motors Ltd.	191,755	37,236
	Bajaj Finserv Ltd.	544,270	36,640
	Cipla Ltd.	4,612,432	35,897
	Pidilite Industries Ltd.	1,767,225	35,627
	Divi's Laboratories Ltd.	1,147,438	35,381
	Lupin Ltd.	3,185,241	35,126
	Britannia Industries Ltd.	821,550	34,380
	Wipro Ltd.	13,237,681	33,608
	Indian Oil Corp. Ltd.	29,818,826	33,243
	Dr Reddy's Laboratories Ltd.	625,224	32,385
	Shree Cement Ltd.	123,590	32,268
	Aurobindo Pharma Ltd.	3,812,182	31,180
	Grasim Industries Ltd.	4,613,236	30,620
*	United Spirits Ltd.	4,291,566	30,545
	Info Edge India Ltd.	886,165	29,761
1	Bandhan Bank Ltd.	8,269,955	28,380
	Bharti Infratel Ltd.	12,212,605	28,255
	Vedanta Ltd.	23,727,212	27,658
	Dr Reddy's Laboratories Ltd. ADR	537,709	27,525
	Zee Entertainment Enterprises Ltd.	12,691,478	26,599
	Hindustan Petroleum Corp. Ltd.	8,707,516	25,413
	Havells India Ltd.	3,405,466	25,381
	Ambuja Cements Ltd.	11,205,928	25,377
	Shriram Transport Finance Co. Ltd.	2,432,630	24,953
	Marico Ltd.	6,506,194	24,714
	Apollo Hospitals Enterprise Ltd.	1,342,472	24,705
	Petronet LNG Ltd.	7,513,305	24,205
1	ICICI Prudential Life Insurance Co. Ltd.	4,431,697	24,166
	Mindtree Ltd.	1,909,628	23,118
	Berger Paints India Ltd.	3,437,152	23,113
	Jubilant Foodworks Ltd.	1,050,787	22,542
	Hindalco Industries Ltd.	12,843,902	21,785
	Alkem Laboratories Ltd.	591,249	20,335
	Wipro Ltd. ADR	6,059,125	19,935
	GAIL India Ltd.	15,590,147	19,727
	Piramal Enterprises Ltd.	1,485,574	19,093
	Siemens Ltd.	1,261,535	19,031
	Biocon Ltd.	4,016,105	18,742
*	State Bank of India GDR	745,316	18,670
	Torrent Pharmaceuticals Ltd.	599,096	18,609

56

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Colgate-Palmolive India Ltd.	950,189	18,341
*	Tata Motors Ltd.	14,866,662	18,001
	Crompton Greaves Consumer Electricals Ltd.	6,121,132	17,987
1	InterGlobe Aviation Ltd.	1,360,708	17,847
1	HDFC Asset Management Co. Ltd.	509,588	17,058
	Page Industries Ltd.	70,729	17,042
	PI Industries Ltd.	802,846	16,835
	Muthoot Finance Ltd.	1,466,588	16,813
	Rajesh Exports Ltd.	1,990,988	16,373
	DLF Ltd.	8,444,370	16,187
	Motherson Sumi Systems Ltd.	13,434,271	15,480
	Cadila Healthcare Ltd.	3,562,791	15,292
*	Tata Consumer Products Ltd.	3,280,251	15,284
1	AU Small Finance Bank Ltd.	2,111,863	15,144
	Tata Steel Ltd.	3,844,560	14,930
	Container Corp. Of India Ltd.	2,853,162	14,116
	Bosch Ltd.	98,919	13,816
	Ipca Laboratories Ltd.	635,449	13,548
	LIC Housing Finance Ltd.	3,540,136	13,243
	Federal Bank Ltd.	20,421,833	13,168
	Whirlpool of India Ltd.	466,575	12,695
	REC Ltd.	9,715,126	12,258
*	Fortis Healthcare Ltd.	7,252,338	12,128
	United Breweries Ltd.	963,565	12,008
	Indraprastha Gas Ltd.	1,864,400	11,810
	MRF Ltd.	14,662	11,798
	Castrol India Ltd.	6,874,296	11,794
*	Max Financial Services Ltd.	1,888,978	11,738
	Power Finance Corp. Ltd.	9,153,090	11,556
	Ashok Leyland Ltd.	16,630,209	11,430
	AIA Engineering Ltd.	531,057	11,302
	NMDC Ltd.	10,636,357	11,277
	Bharat Forge Ltd.	2,649,843	10,802
	Embassy Office Parks REIT	2,184,600	10,723
	Mphasis Ltd.	1,082,481	10,519
	Bajaj Holdings & Investment Ltd.	388,358	10,463
1	Dr Lal PathLabs Ltd.	493,241	10,257
	Natco Pharma Ltd.	1,269,338	10,229
	ACC Ltd.	654,607	10,183
	Kansai Nerolac Paints Ltd.	1,853,237	10,172
	Pfizer Ltd.	153,836	9,984
	Voltas Ltd.	1,475,594	9,888
	NHPC Ltd.	35,627,412	9,798
*	IDFC Bank	33,131,820	9,536
*	Oracle Financial Services Software Ltd.	300,690	9,362
*	Adani Transmission Ltd.	3,387,618	9,222
	Mahindra & Mahindra Financial Services Ltd.	4,227,750	9,206
	SRF Ltd.	181,980	8,940
*	ABB India Ltd.	745,736	8,915
	Glenmark Pharmaceuticals Ltd.	2,008,746	8,879
	CESC Ltd.	1,000,792	8,677
	Gillette India Ltd.	120,974	8,558
	Aarti Industries Ltd.	586,498	8,521
1	Larsen & Toubro Infotech Ltd.	406,049	8,512
	Bharat Electronics Ltd.	8,737,426	8,366
	Varun Beverages Ltd.	931,672	8,271
	Coromandel International Ltd.	1,053,069	8,266
	Balkrishna Industries Ltd.	667,115	8,153
*	Hindustan Zinc Ltd.	3,520,443	8,059
	Indiabulls Housing Finance Ltd.	4,569,853	7,958
1	RBL Bank Ltd.	4,556,951	7,872
	Torrent Power Ltd.	1,783,725	7,830
*	Sanofi India Ltd.	76,212	7,822
*	Yes Bank Ltd.	21,002,133	7,803

57

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	City Union Bank Ltd.	4,012,670	7,660
	Gujarat Gas Ltd.	2,216,111	7,596
	Supreme Industries Ltd.	526,130	7,577
	TVS Motor Co. Ltd.	1,738,465	7,468
	Indian Hotels Co. Ltd.	6,961,861	7,382
	Manappuram Finance Ltd.	4,175,745	7,376
	Adani Enterprises Ltd.	3,957,664	7,301
	Bata India Ltd.	403,546	7,286
*	Godrej Properties Ltd.	809,358	7,241
	Escorts Ltd.	756,762	7,115
*	Jindal Steel & Power Ltd.	5,745,717	7,082
1	Nippon Life India Asset Management Ltd.	2,104,149	6,810
	Bayer CropScience Ltd.	118,288	6,743
*	Bank of Baroda	10,385,135	6,736
	Sun TV Network Ltd.	1,299,302	6,592
	Ramco Cements Ltd.	893,794	6,528
*	Vodafone Idea Ltd.	117,640,580	6,516
	Ajanta Pharma Ltd.	331,135	6,494
	Mahanagar Gas Ltd.	502,500	6,476
*	3M India Ltd.	24,942	6,387
	NIIT Technologies Ltd.	385,882	6,131
	Sundaram Finance Ltd.	364,993	6,130
	Astral Poly Technik Ltd.	488,947	6,088
	Steel Authority of India Ltd.	14,423,148	6,001
	L&T Finance Holdings Ltd.	6,928,322	5,980
	Exide Industries Ltd.	2,847,919	5,931
	Tata Power Co. Ltd.	14,170,614	5,914
	Phoenix Mills Ltd.	814,460	5,859
	Oberoi Realty Ltd.	1,294,758	5,858
	Jubilant Life Sciences Ltd.	1,083,826	5,754
	Cholamandalam Investment and Finance Co. Ltd.	2,741,511	5,747
*	Adani Power Ltd.	13,604,078	5,685
	Alembic Pharmaceuticals Ltd.	574,675	5,616
	WABCO India Ltd.	66,222	5,475
	Tata Communications Ltd.	951,327	5,421
	Gujarat State Petronet Ltd.	1,955,666	5,377
1	L&T Technology Services Ltd.	329,660	5,374
*	Punjab National Bank	12,479,206	5,318
	Hexaware Technologies Ltd.	1,432,886	5,307
*	Aditya Birla Capital Ltd.	7,969,025	5,256
1	Syngene International Ltd.	1,226,131	5,192
*	GMR Infrastructure Ltd.	22,554,544	5,099
	Oil India Ltd.	3,831,741	5,002
	PVR Ltd.	353,665	4,739
	Dalmia Bharat Ltd.	684,304	4,719
	Cummins India Ltd.	917,649	4,587
	Apollo Tyres Ltd.	3,546,529	4,507
	Kajaria Ceramics Ltd.	902,205	4,484
*	Canara Bank	3,803,673	4,403
	Emami Ltd.	1,626,452	4,204
*	Aavas Financiers Ltd.	262,759	4,114
*	Aditya Birla Fashion and Retail Ltd.	2,632,607	4,019
	Strides Pharma Science Ltd.	692,545	4,011
	Vinati Organics Ltd.	302,834	3,945
	Prestige Estates Projects Ltd.	1,691,392	3,862
	KRBL Ltd.	1,504,132	3,812
*	Union Bank of India	10,395,675	3,739
	JSW Energy Ltd.	6,288,040	3,698
	Amara Raja Batteries Ltd.	485,589	3,658
	Godrej Industries Ltd.	1,036,677	3,639
	Thermax Ltd.	377,806	3,634
	Persistent Systems Ltd.	570,990	3,586
*	Just Dial Ltd.	641,004	3,439
*	Future Retail Ltd.	3,016,118	3,423

58

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Radico Khaitan Ltd.	874,482	3,417
	Minda Industries Ltd.	875,356	3,410
	Motilal Oswal Financial Services Ltd.	495,568	3,303
	V-Guard Industries Ltd.	1,387,202	3,232
	Bharat Heavy Electricals Ltd.	10,487,267	3,109
*	TeamLease Services Ltd.	147,205	3,104
1	Endurance Technologies Ltd.	342,394	3,052
	Ceat Ltd.	283,162	3,013
	Indiabulls Ventures Ltd.	2,102,368	2,965
	IIFL Finance Ltd.	2,932,389	2,959
	Chambal Fertilizers and Chemicals Ltd.	1,697,887	2,907
	Polycab India Ltd.	302,194	2,880
	Edelweiss Financial Services Ltd.	5,455,028	2,826
	Balrampur Chini Mills Ltd.	2,153,233	2,824
	V-Mart Retail Ltd.	122,684	2,796
	National Aluminium Co. Ltd.	6,574,980	2,756
	Vakrangee Ltd.	8,090,500	2,747
1	Laurus Labs Ltd.	400,120	2,715
	Avanti Feeds Ltd.	475,835	2,712
	Redington India Ltd.	2,766,129	2,699
	TTK Prestige Ltd.	41,786	2,675
	Graphite India Ltd.	967,127	2,662
	India Cements Ltd.	1,889,968	2,573
	Bombay Burmah Trading Co. Ltd.	214,993	2,559
*,1	ICICI Securities Ltd.	525,900	2,519
	Symphony Ltd.	203,171	2,489
	Birlasoft Ltd.	2,598,822	2,483
	HEG Ltd.	234,557	2,480
1	Godrej Agrovet Ltd.	454,284	2,442
*,§	Hemisphere Properties India Ltd.	1,131,433	2,438
	Gujarat Pipavav Port Ltd.	3,145,018	2,393
	JM Financial Ltd.	2,779,743	2,386
	Sundram Fasteners Ltd.	532,463	2,346
*,1	Quess Corp. Ltd.	854,190	2,323
	Cholamandalam Financial Holdings Ltd.	586,118	2,302
	NCC Ltd.	6,496,194	2,223
*	Sun Pharma Advanced Research Co. Ltd.	1,256,099	2,156
*	Tata Motors Ltd. Class A	4,099,307	2,133
	Multi Commodity Exchange of India Ltd.	143,977	2,036
	Karur Vysya Bank Ltd.	5,189,142	2,010
	Great Eastern Shipping Co. Ltd.	639,142	1,989
	Engineers India Ltd.	2,164,778	1,928
	DCB Bank Ltd.	1,820,525	1,925
	Kaveri Seed Co. Ltd.	384,734	1,895
	Welspun India Ltd.	5,376,822	1,874
	Jindal Saw Ltd.	2,501,190	1,835
	EIH Ltd.	1,827,474	1,830
1	Dilip Buildcon Ltd.	525,036	1,803
	Care Ratings Ltd.	367,765	1,798
*	Mahindra CIE Automotive Ltd.	1,415,576	1,773
	NBCC India Ltd.	6,802,903	1,773
*	ABB Power Products & Systems India Ltd.	163,478	1,745
	eClerx Services Ltd.	284,940	1,744
*	IRB Infrastructure Developers Ltd.	1,861,714	1,702
	Century Textiles & Industries Ltd.	417,020	1,605
1	PNB Housing Finance Ltd.	611,890	1,600
*	Gujarat Fluorochemicals Ltd.	384,692	1,564
	Sterlite Technologies Ltd.	1,309,610	1,556
	Welspun Corp. Ltd.	1,760,136	1,488
	Sobha Ltd.	553,058	1,470
	PTC India Ltd.	2,630,256	1,387
	Finolex Cables Ltd.	403,667	1,365
*	Suzlon Energy Ltd.	39,370,669	1,363
*	Wockhardt Ltd.	391,162	1,317

59

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Indiabulls Real Estate Ltd.	1,691,588	1,300
*	TV18 Broadcast Ltd.	4,769,144	1,225
*	Bank of India	2,592,418	1,206
	Mangalore Refinery & Petrochemicals Ltd.	2,627,209	1,127
*	Indian Bank	1,645,364	1,126
	Rain Industries Ltd.	1,188,032	1,107
*	Bajaj Consumer Care Ltd.	578,387	1,105
	Karnataka Bank Ltd.	1,791,793	1,048
	Relaxo Footwears Ltd.	123,906	1,045
	DCM Shriram Ltd.	273,337	989
	GE Power India Ltd.	163,750	970
1	Eris Lifesciences Ltd.	140,047	929
	IDFC Ltd.	4,559,544	871
	Gateway Distriparks Ltd.	712,092	862
*	Central Bank of India	4,098,172	850
	Repco Home Finance Ltd.	504,928	845
*	Equitas Holdings Ltd.	1,189,264	810
*	Indian Overseas Bank	7,504,203	763
*	Hindustan Construction Co. Ltd.	11,101,906	729
*	Future Consumer Ltd.	5,899,545	726
	Sadbhav Engineering Ltd.	1,176,768	726
	South Indian Bank Ltd.	9,144,582	714
	APL Apollo Tubes Ltd.	35,643	676
*	CG Power and Industrial Solutions Ltd.	6,001,166	630
	Raymond Ltd.	186,308	595
*	VA Tech Wabag Ltd.	344,406	589
*	IFCI Ltd.	10,892,947	584
	Arvind Ltd.	1,777,182	566
	GE T&D India Ltd.	498,377	559
*	Jammu & Kashmir Bank Ltd.	2,790,465	548
*	Honeywell Automation India Ltd.	1,378	519
	Tata Chemicals Ltd.	130,366	487
	Gujarat Mineral Development Corp. Ltd.	906,524	471
	Navin Fluorine International Ltd.	22,115	458
*	Dish TV India Ltd.	6,429,998	409
	Thomas Cook India Ltd.	1,124,210	400
*	RattanIndia Power Ltd.	10,301,713	177
*	Housing Development & Infrastructure Ltd.	3,449,663	84
	GFL Ltd.	71,932	81
*	Aarti Surfactants Ltd.	26,315	74
*,§	Amtek Auto Ltd.	472,160	17
			7,103,085
Indonesia (1.6%)
	Bank Central Asia Tbk PT	136,646,450	236,698
	Telekomunikasi Indonesia Persero Tbk PT	653,788,452	150,340
	Bank Rakyat Indonesia Persero Tbk PT	747,431,058	135,948
	Bank Mandiri Persero Tbk PT	261,670,675	77,785
	Astra International Tbk PT	285,463,681	73,012
	Unilever Indonesia Tbk PT	80,721,855	44,760
	Charoen Pokphand Indonesia Tbk PT	102,820,123	31,617
	Bank Negara Indonesia Persero Tbk PT	104,486,976	28,514
	Indofood Sukses Makmur Tbk PT	61,585,608	26,871
*	Barito Pacific Tbk PT	271,630,150	26,301
	Kalbe Farma Tbk PT	260,115,584	25,128
	United Tractors Tbk PT	21,124,927	23,040
	Semen Indonesia Persero Tbk PT	40,984,810	21,755
	Indofood CBP Sukses Makmur Tbk PT	31,839,647	21,067
	Gudang Garam Tbk PT	6,707,230	20,389
	Indocement Tunggal Prakarsa Tbk PT	19,037,001	14,776
	Indah Kiat Pulp & Paper Corp. Tbk PT	37,864,068	13,977
	Hanjaya Mandala Sampoerna Tbk PT	126,191,474	13,439
	Tower Bersama Infrastructure Tbk PT	144,736,685	11,449
	Adaro Energy Tbk PT	183,036,179	11,217
	Ace Hardware Indonesia Tbk PT	100,719,956	10,252

60

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Lippo Karawaci Tbk PT	856,906,288	9,230
*	XL Axiata Tbk PT	51,772,398	8,774
	Perusahaan Gas Negara Tbk PT	150,139,779	8,519
	Pakuwon Jati Tbk PT	339,175,167	8,517
	Bukit Asam Tbk PT	57,996,844	7,260
	Ciputra Development Tbk PT	200,404,450	7,224
	Jasa Marga Persero Tbk PT	32,284,204	6,797
*	Japfa Comfeed Indonesia Tbk PT	93,513,800	6,087
	Pabrik Kertas Tjiwi Kimia Tbk PT	18,110,500	6,025
*	Bumi Serpong Damai Tbk PT	111,869,701	5,263
*	Vale Indonesia Tbk PT	30,386,747	5,200
	Surya Citra Media Tbk PT	84,563,931	4,921
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	31,779,100	4,653
	Media Nusantara Citra Tbk PT	75,519,924	4,606
	Summarecon Agung Tbk PT	154,942,292	4,584
	Mitra Adiperkasa Tbk PT	102,548,726	4,480
	Aneka Tambang Tbk	120,249,210	4,109
	AKR Corporindo Tbk PT	25,445,825	4,078
*	Medco Energi Internasional Tbk PT	128,974,648	3,884
*	Smartfren Telecom Tbk PT	535,379,900	3,815
	Indo Tambangraya Megah Tbk PT	6,082,980	2,932
*	Panin Financial Tbk PT	238,921,231	2,905
	Wijaya Karya Persero Tbk PT	44,376,370	2,806
	Matahari Department Store Tbk PT	34,308,367	2,785
	Bank Tabungan Negara Persero Tbk PT	46,591,238	2,744
*	Astra Agro Lestari Tbk PT	6,369,613	2,593
	Waskita Karya Persero Tbk PT	56,865,698	2,298
*	Sentul City Tbk PT	651,332,344	2,183
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,166,999	2,108
*	Bank Pan Indonesia Tbk PT	40,946,200	2,052
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,664,495	1,925
*	Kresna Graha Investama Tbk PT	202,727,448	1,837
*	Siloam International Hospitals Tbk PT	5,013,543	1,759
	PP Persero Tbk PT	37,798,195	1,681
*,§	Trada Alam Minera Tbk PT	487,603,966	1,639
*	Global Mediacom Tbk PT	116,938,203	1,626
	Ramayana Lestari Sentosa Tbk PT	40,955,166	1,577
	Bank Danamon Indonesia Tbk PT	8,922,271	1,482
*	Alam Sutera Realty Tbk PT	175,015,554	1,376
	Timah Tbk PT	37,801,774	1,174
	Surya Semesta Internusa Tbk PT	51,498,498	1,051
	Adhi Karya Persero Tbk PT	24,013,406	882
*	Eagle High Plantations Tbk PT	147,276,163	786
*	Agung Podomoro Land Tbk PT	84,053,285	587
*	Krakatau Steel Persero Tbk PT	49,643,146	572
*	Salim Ivomas Pratama Tbk PT	32,852,398	469
	Bekasi Fajar Industrial Estate Tbk PT	52,782,820	405
*	Totalindo Eka Persada Tbk PT	56,679,000	191
*	Sampoerna Agro Tbk PT	645,802	108
*,§	Sigmagold Inti Perkasa Tbk PT	14,934,100	50
			1,182,944
Kuwait (0.8%)
	National Bank of Kuwait SAKP	91,225,349	218,745
	Kuwait Finance House KSCP	57,144,837	109,530
	Mobile Telecommunications Co. KSC	30,487,237	52,096
	Ahli United Bank BSC	73,911,512	46,658
*	Agility Public Warehousing Co. KSC	13,004,556	26,915
	Boubyan Bank KSCP	13,273,241	21,359
	Gulf Bank KSCP	25,137,705	17,536
*	Humansoft Holding Co. KSC	1,430,381	13,196
	Boubyan Petrochemicals Co. KSCP	5,697,229	9,222
*	Warba Bank KSCP	12,494,305	8,519
	National Industries Group Holding SAK	14,066,775	7,741
*	Mabanee Co. SAK	2,955,075	6,028

61

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Kuwait International Bank KSCP	8,903,632	5,218
	Burgan Bank SAK	7,522,871	5,050
*	Alimtiaz Investment Group KSC	10,182,693	2,696
	Integrated Holding Co. KCSC	1,930,118	2,616
	Kuwait Projects Co. Holding KSCP	4,731,032	2,609
	Mezzan Holding Co. KSCC	1,171,265	2,230
			557,964
Malaysia (2.5%)
	Public Bank Bhd. (Local)	44,154,118	167,811
	Tenaga Nasional Bhd.	56,038,651	158,674
	Malayan Banking Bhd.	86,427,612	151,685
	CIMB Group Holdings Bhd.	100,417,708	80,292
	Sime Darby Plantation Bhd.	51,457,079	59,055
	Axiata Group Bhd.	63,637,149	58,023
	DiGi.Com Bhd.	52,787,933	56,702
	Petronas Chemicals Group Bhd.	40,525,712	52,458
	IHH Healthcare Bhd.	42,598,855	51,836
	Dialog Group Bhd.	65,531,660	50,595
	Maxis Bhd.	39,375,460	50,030
	IOI Corp. Bhd.	45,671,090	43,004
	Top Glove Corp. Bhd.	24,288,430	40,934
	MISC Bhd.	21,200,144	38,658
	Hartalega Holdings Bhd.	21,023,310	37,139
	PPB Group Bhd.	9,668,860	36,857
	Petronas Gas Bhd.	9,368,363	33,464
	Kuala Lumpur Kepong Bhd.	6,780,392	32,951
	Genting Bhd.	32,866,024	31,785
	Nestle Malaysia Bhd.	879,557	28,626
	Hong Leong Bank Bhd.	9,197,472	28,373
	RHB Bank Bhd.	23,262,700	25,600
	Press Metal Aluminium Holdings Bhd.	27,394,820	24,945
	Sime Darby Bhd.	52,079,536	24,124
	Gamuda Bhd.	32,301,917	24,077
	Genting Malaysia Bhd.	39,515,637	21,720
	Petronas Dagangan Bhd.	4,120,007	19,435
	AMMB Holdings Bhd.	27,683,045	19,121
	QL Resources Bhd.	9,653,520	18,252
	IJM Corp. Bhd.	46,798,334	17,995
	Malaysia Airports Holdings Bhd.	12,916,730	15,704
	Telekom Malaysia Bhd.	16,487,278	15,388
	Westports Holdings Bhd.	15,742,301	13,436
	HAP Seng Consolidated Bhd.	7,542,400	12,860
	Carlsberg Brewery Malaysia Bhd.	1,956,200	12,484
	Genting Plantations Bhd.	5,469,700	12,096
	YTL Corp. Bhd.	66,965,310	11,862
	Kossan Rubber Industries Bhd.	8,659,700	11,293
	Inari Amertron Bhd.	32,283,100	10,571
	Hong Leong Financial Group Bhd.	3,387,441	10,317
	Bursa Malaysia Bhd.	7,457,200	10,284
	TIME dotCom Bhd.	4,216,600	9,587
	My EG Services Bhd.	31,944,050	9,380
	Sunway Bhd.	25,278,345	9,181
	Fraser & Neave Holdings Bhd.	1,247,500	9,175
	Sunway REIT	24,837,000	9,048
	IGB REIT	21,893,670	8,800
	Yinson Holdings Bhd.	6,891,200	8,287
	Sime Darby Property Bhd.	52,155,342	7,855
*	Supermax Corp. Bhd.	12,147,292	6,970
	Alliance Bank Malaysia Bhd.	15,242,917	6,888
	IOI Properties Group Bhd.	28,473,280	6,717
	Malakoff Corp. Bhd.	32,832,500	6,611
	KPJ Healthcare Bhd.	31,532,300	6,542
	Berjaya Sports Toto Bhd.	11,610,398	6,242
	British American Tobacco Malaysia Bhd.	2,040,434	5,974

62

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Serba Dinamik Holdings Bhd.	15,737,838	5,774
*	FGV Holdings Bhd.	28,331,557	5,559
	Frontken Corp. Bhd.	10,112,100	5,207
1	Astro Malaysia Holdings Bhd.	23,804,073	5,207
	Magnum Bhd.	9,904,000	5,054
	Malaysia Building Society Bhd.	32,428,400	4,770
	Axis REIT	9,456,300	4,286
	VS Industry Bhd.	19,671,550	4,198
	AirAsia Group Bhd.	22,128,458	4,157
	DRB-Hicom Bhd.	12,008,300	3,912
	Malaysian Resources Corp. Bhd.	33,859,700	3,786
	SP Setia Bhd. Group	18,872,045	3,537
	Scientex Bhd.	1,719,500	3,312
1	Lotte Chemical Titan Holding Bhd.	8,038,747	3,155
	Pavilion REIT	7,985,800	3,007
	Padini Holdings Bhd.	5,035,437	2,917
	Pentamaster Corp. Bhd.	2,940,200	2,832
	Bermaz Auto Bhd.	8,565,500	2,698
*	UEM Sunrise Bhd.	26,801,900	2,649
	Sapura Energy Bhd.	126,901,822	2,488
	Cahya Mata Sarawak Bhd.	7,274,600	2,321
*	Velesto Energy Bhd.	60,561,627	2,042
	Sunway Construction Group Bhd.	4,586,800	1,985
*	Bumi Armada Bhd.	50,979,028	1,951
	AEON Credit Service M Bhd.	909,700	1,919
*	Berjaya Corp. Bhd.	40,686,589	1,839
*	WCT Holdings Bhd.	13,422,399	1,563
*	Leong Hup International Bhd.	9,083,100	1,334
	Pos Malaysia Bhd.	5,845,300	1,174
	Muhibbah Engineering M Bhd.	3,557,100	851
*	AirAsia X Bhd.	19,758,160	499
*	Mega First Corp. Bhd.	255,900	296
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	20,487,189	286
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	4,443,960	274
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	2,475,550	245
*	Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	205
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	97
*,§	RHB Capital Bhd.	11,952,935	—
			1,835,159
Mexico (2.1%)
	America Movil SAB de CV	387,904,911	234,987
	Fomento Economico Mexicano SAB de CV	29,503,268	190,686
	Wal-Mart de Mexico SAB de CV	72,551,837	174,509
	Grupo Financiero Banorte SAB de CV	39,495,124	108,009
	Grupo Mexico SAB de CV Class B	50,490,744	107,681
	Grupo Elektra SAB DE CV	925,787	53,204
	Grupo Bimbo SAB de CV Class A	33,143,016	48,942
	Cemex SAB de CV	211,801,917	44,556
	Fibra Uno Administracion SA de CV	43,000,402	35,273
	Grupo Televisa SAB	30,432,881	32,338
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,973,393	31,077
	Coca-Cola Femsa SAB de CV	7,200,869	29,011
	Gruma SAB de CV Class B	2,842,057	26,980
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,386,388	23,902
	Infraestructura Energetica Nova SAB de CV	7,412,168	22,986
*	Arca Continental SAB de CV	5,432,115	20,923
*	Promotora y Operadora de Infraestructura SAB de CV	2,958,179	20,551
	Grupo Financiero Inbursa SAB de CV	32,096,408	19,310
	Alfa SAB de CV Class A	43,283,511	17,708
	Orbia Advance Corp. SAB de CV	14,542,975	17,161
	Kimberly-Clark de Mexico SAB de CV Class A	11,755,262	16,603
	Grupo Aeroportuario del Centro Norte SAB de CV	4,525,418	16,486
	Industrias Penoles SAB de CV	1,783,544	13,771
	Grupo Carso SAB de CV	6,711,942	13,437

63

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Telesites SAB de CV	18,870,305	12,410
	Becle SAB de CV	7,943,018	12,184
	Prologis Property Mexico SA de CV	7,328,627	11,947
	Bolsa Mexicana de Valores SAB de CV	6,340,345	11,517
	Corp Inmobiliaria Vesta SAB de CV	8,163,512	11,188
	Qualitas Controladora SAB de CV	2,704,444	11,150
	PLA Administradora Industrial S de RL de CV	10,460,354	10,846
	Megacable Holdings SAB de CV	4,268,713	10,640
1	Macquarie Mexico Real Estate Management SA de CV	11,375,612	9,398
*	Genomma Lab Internacional SAB de CV Class B	10,752,151	8,659
*	Regional SAB de CV	3,343,058	8,194
*	La Comer SAB de CV	7,594,179	7,941
1	Banco del Bajio SA	9,589,923	7,560
	Grupo Cementos de Chihuahua SAB de CV	2,506,914	7,277
	Industrias Bachoco SAB de CV Class B	2,334,841	6,775
	El Puerto de Liverpool SAB de CV	2,668,139	6,721
	Gentera SAB de CV	16,206,494	6,442
*	Alsea SAB de CV	7,200,317	5,936
*	Grupo Comercial Chedraui SA de CV	4,482,908	5,376
1	GMexico Transportes SAB de CV	5,672,045	5,232
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,452,204	5,148
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	8,491,354	4,728
	Grupo Lala SAB de CV	8,765,029	4,128
	Grupo Herdez SAB de CV	2,708,527	3,356
	Concentradora Fibra Danhos SA de CV	3,745,146	2,893
	Alpek SAB de CV	5,700,220	2,710
*	Credito Real SAB de CV SOFOM ER	2,894,863	1,742
*	Axtel SAB de CV	14,255,862	1,656
1	Nemak SAB de CV	8,488,408	1,585
*	Hoteles City Express SAB de CV	4,940,570	1,478
	Grupo Rotoplas SAB de CV	1,854,362	1,053
*	Promotora y Operadora de Infraestructura SAB de CV Class L	197,285	974
*	Unifin Financiera SAB de CV	1,302,157	707
	Consorcio ARA SAB de CV	3,067,202	375
*,§	Empresas ICA SAB de CV	104,678	6
			1,530,023
Pakistan (0.1%)
	Engro Corp. Ltd.	4,880,196	9,346
	Lucky Cement Ltd.	2,655,538	7,784
*	Hub Power Co. Ltd.	13,700,587	7,173
	Fauji Fertilizer Co. Ltd.	9,903,614	6,891
	MCB Bank Ltd.	6,455,581	6,576
	Habib Bank Ltd.	10,381,002	6,525
	Oil & Gas Development Co. Ltd.	9,415,200	6,189
	Pakistan Petroleum Ltd.	10,218,104	5,817
	Pakistan State Oil Co. Ltd.	4,939,874	4,762
	Pakistan Oilfields Ltd.	1,960,563	3,880
	United Bank Ltd.	5,298,600	3,530
	Engro Fertilizers Ltd.	8,723,880	3,352
	Bank Alfalah Ltd.	14,660,500	2,748
	SUI Northern Gas Pipeline	6,145,800	2,025
	DG Khan Cement Co. Ltd.	3,466,070	1,867
	Searle Co. Ltd.	1,543,792	1,780
*	National Bank of Pakistan	8,064,200	1,429
	Nishat Mills Ltd.	2,665,900	1,276
*	SUI Southern Gas Co. Ltd.	14,985,400	1,274
	Kot Addu Power Co. Ltd.	7,981,721	1,144
	Fauji Cement Co. Ltd.	5,841,901	619
	Millat Tractors Ltd.	112,421	490
	Pakistan Telecommunication Co. Ltd.	5,682,500	271
			86,748
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	2,753,555	20,624

64

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
§	Cia de Minas Buenaventura SAA	234,892	1,740
			22,364
Philippines (1.0%)
	SM Investments Corp.	6,961,882	116,038
	SM Prime Holdings Inc.	129,637,478	78,944
	Ayala Land Inc.	100,530,527	62,763
	BDO Unibank Inc.	28,153,689	55,397
	Ayala Corp.	3,703,825	42,131
	PLDT Inc.	1,651,054	41,846
	JG Summit Holdings Inc.	41,223,321	41,057
	Universal Robina Corp.	12,745,151	31,547
	Bank of the Philippine Islands	25,599,228	29,402
	International Container Terminal Services Inc.	15,372,641	26,889
	Metropolitan Bank & Trust Co.	25,803,485	19,735
	Manila Electric Co.	3,766,833	18,808
	Globe Telecom Inc.	427,772	18,557
	Jollibee Foods Corp.	5,760,039	16,273
*	GT Capital Holdings Inc.	1,450,862	12,990
	Security Bank Corp.	6,419,994	12,987
	Puregold Price Club Inc.	14,083,592	12,818
	Aboitiz Power Corp.	22,534,129	12,161
	Robinsons Retail Holdings Inc.	9,177,681	12,120
	San Miguel Food and Beverage Inc.	9,538,870	11,205
	Metro Pacific Investments Corp.	207,093,579	10,441
	San Miguel Corp.	5,188,870	9,961
	Robinsons Land Corp.	29,321,207	8,663
	Megaworld Corp.	167,189,303	8,437
*	Alliance Global Group Inc.	58,430,267	7,435
	First Gen Corp.	18,031,492	6,754
*	LT Group Inc.	40,729,450	6,225
	Wilcon Depot Inc.	18,750,000	5,429
	Bloomberry Resorts Corp.	46,793,149	5,176
	DMCI Holdings Inc.	60,410,197	4,912
	Vista Land & Lifescapes Inc.	55,591,600	4,738
	Century Pacific Food Inc.	14,861,587	4,197
	Semirara Mining & Power Corp.	17,664,228	4,193
	Manila Water Co. Inc.	16,489,928	3,458
	D&L Industries Inc.	29,086,690	3,042
	Filinvest Land Inc.	137,134,351	2,566
	Cebu Air Inc.	2,163,653	2,070
*,1	CEMEX Holdings Philippines Inc.	90,435,544	1,984
	Nickel Asia Corp.	44,277,703	1,475
*,§	Altus San Nicolas Corp.	583,628	60
			774,884
Poland (0.0%)
*,§	getBACK SA	245,053	221

Qatar (1.0%)
	Qatar National Bank QPSC	63,001,317	297,154
	Qatar Islamic Bank SAQ	16,441,654	69,869
	Industries Qatar QSC	28,538,235	55,106
	Masraf Al Rayan QSC	52,465,262	54,903
	Commercial Bank PSQC	28,314,850	31,176
	Mesaieed Petrochemical Holding Co.	61,867,828	30,480
	Qatar Electricity & Water Co. QSC	7,321,786	30,270
*	Qatar Fuel QSC	6,876,667	30,198
	Qatar Gas Transport Co. Ltd.	38,548,200	26,403
	Qatar International Islamic Bank QSC	10,634,960	23,352
*	Barwa Real Estate Co.	26,823,092	21,068
	Ooredoo QPSC	11,742,595	20,543
	Qatar Insurance Co. SAQ	22,313,124	12,234
*	Doha Bank QPSC	21,414,615	11,844
	United Development Co. QSC	26,374,381	7,643
	Qatar Aluminum Manufacturing Co.	40,734,783	6,967

65

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Vodafone Qatar QSC	22,138,021	6,609
	Al Meera Consumer Goods Co. QSC	1,157,247	5,552
*	Ezdan Holding Group QSC	23,944,492	4,894
*	Gulf International Services QSC	12,271,925	4,325
	Medicare Group	2,156,501	3,776
			754,366
Russia (3.3%)
	Sberbank of Russia PJSC	145,735,882	384,048
	Gazprom PJSC	149,312,459	379,624
	Lukoil PJSC	5,863,840	378,380
	Novatek PJSC	9,055,890	125,958
	MMC Norilsk Nickel PJSC ADR	3,955,783	109,725
	Tatneft PJSC ADR	2,397,746	106,816
	MMC Norilsk Nickel PJSC	342,971	93,180
	Novatek PJSC GDR	634,199	88,935
	Tatneft PJSC	8,270,032	60,881
	Surgutneftegas OAO Preference Shares	117,526,723	57,511
	Mobile TeleSystems PJSC ADR	6,485,478	55,581
	Polyus PJSC GDR	552,134	44,861
	Rosneft Oil Co. PJSC GDR	9,971,589	44,708
	Magnit PJSC (XLON)	4,043,458	44,596
	AK Transneft OAO Preference Shares	22,354	41,014
	VTB Bank PJSC	74,792,923,072	35,006
	Inter RAO UES PJSC	511,504,670	34,266
	Moscow Exchange MICEX-RTS PJSC	20,588,438	33,279
	Surgutneftegas PJSC ADR	6,663,290	33,138
	Rosneft Oil Co. PJSC	6,623,775	29,731
	Alrosa PJSC	35,027,380	29,011
	Severstal PAO	2,426,949	28,823
	Novolipetsk Steel PJSC GDR	1,248,869	21,375
	Polyus PJSC	117,195	19,045
	PhosAgro PJSC GDR	1,539,296	18,555
	Surgutneftegas PJSC	28,437,249	14,121
	Rostelecom PJSC	12,102,658	13,367
	Magnitogorsk Iron & Steel Works PJSC	24,646,084	13,258
	RusHydro PJSC	1,547,132,418	13,053
	Magnit PJSC (MISX)	199,290	9,897
	Federal Grid Co. Unified Energy System PJSC	3,851,164,717	9,491
	Sistema PJSFC GDR	1,934,593	7,595
	Rosseti PJSC	432,851,584	7,427
	Aeroflot PJSC	6,905,589	7,019
	Tatneft PAO Preference Shares	972,617	6,678
	Bashneft PJSC	232,571	5,435
	Unipro PJSC	128,546,198	4,842
	Novolipetsk Steel PJSC	2,274,827	3,895
	Safmar Financial Investment	563,308	3,255
	Severstal PAO GDR	247,342	2,949
	Raspadskaya OJSC	2,059,874	2,926
	M.Video PJSC	588,117	2,872
*	RussNeft PJSC	499,642	2,790
*	Mechel PJSC	2,989,465	2,615
	Mosenergo PJSC	98,999,234	2,604
	TMK PJSC	758,639	2,250
1	Detsky Mir PJSC	1,891,380	2,234
	Mobile TeleSystems PJSC	440,959	1,907
	OGK-2 PJSC	217,636,880	1,850
§	Lenenergo PJSC Preference Shares	1,029,790	1,664
	TGC-1 PJSC	8,801,055,345	1,397
	Sistema PJSFC	5,036,000	977
	Enel Russia PJSC	71,185,000	887
	TMK PJSC	855,920	646
	Mechel PJSC Preference Shares	648,310	643
*	Mechel PJSC ADR	160,397	255

66

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Bashneft PAO Preference Shares	1,006	19
			2,448,865
Saudi Arabia (2.6%)
	Al Rajhi Bank	14,720,576	223,765
	Saudi Basic Industries Corp.	10,840,180	215,122
	Saudi Telecom Co.	7,214,819	173,750
	National Commercial Bank	16,255,202	160,428
1	Saudi Arabian Oil Co.	14,960,986	125,715
	Riyad Bank	16,967,827	76,708
	Samba Financial Group	11,799,210	72,876
*	Alinma Bank	11,678,724	49,377
*	Saudi Arabian Mining Co.	4,998,443	49,213
*	Banque Saudi Fransi	5,945,360	48,863
	Saudi Arabian Fertilizer Co.	2,377,210	44,578
	Saudi Electricity Co.	9,573,416	43,348
	Almarai Co. JSC	3,042,941	39,676
*	Savola Group	3,151,433	33,935
*	Etihad Etisalat Co.	4,557,977	33,667
	Yanbu National Petrochemical Co.	2,766,427	32,963
	Arab National Bank	5,941,680	32,133
	Jarir Marketing Co.	699,922	27,454
	Bank AlBilad	4,393,839	26,483
	Bupa Arabia for Cooperative Insurance Co.	732,296	20,857
*	Saudi Kayan Petrochemical Co.	8,695,150	19,965
	Sahara International Petrochemical Co.	4,212,370	17,161
	Advanced Petrochemical Co.	1,292,545	15,293
	Bank Al-Jazira	4,646,807	14,750
	Abdullah Al Othaim Markets Co.	542,075	14,374
*	Co for Cooperative Insurance	723,684	13,882
*	Dar Al Arkan Real Estate Development Co.	6,233,138	13,370
*	Mouwasat Medical Services Co.	573,877	12,948
	Saudi Industrial Investment Group	2,551,936	12,594
	Saudi Cement Co.	882,859	12,333
*	Mobile Telecommunications Co. Saudi Arabia	3,372,778	10,923
*	National Industrialization Co.	3,758,118	10,130
*	Rabigh Refining & Petrochemical Co.	2,689,276	9,766
	Southern Province Cement Co.	676,563	9,573
	Saudi Airlines Catering Co.	447,739	9,493
*	Emaar Economic City	4,863,534	9,454
*	National Petrochemical Co.	1,391,899	7,438
	Qassim Cement Co.	488,103	7,405
	Saudi Ground Services Co.	1,044,550	7,264
	Saudia Dairy & Foodstuff Co.	181,222	7,253
	Yanbu Cement Co.	890,393	7,051
*	Seera Group Holding	1,701,264	7,015
*	Saudi Research & Marketing Group	410,380	6,694
	Yamama Cement Co.	1,148,804	6,365
*	Arabian Centres Co. Ltd.	993,707	6,363
*	Aldrees Petroleum and Transport Services Co.	365,537	5,656
	United Electronics Co.	294,304	5,321
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	659,356	4,725
*	Fawaz Abdulaziz Al Hokair & Co.	771,270	4,402
	Dallah Healthcare Co.	342,671	4,380
	Leejam Sports Co. JSC	250,985	4,136
	Arabian Cement Co.	558,856	3,985
	National Gas & Industrialization Co.	498,748	3,817
*	City Cement Co.	1,037,350	3,817
	Arriyadh Development Co.	1,027,517	3,791
	Eastern Province Cement Co.	475,388	3,600
*	Al Hammadi Co. for Development and Investment	675,124	3,466
	Dur Hospitality Co.	560,613	3,324
	United International Transportation Co.	423,691	3,219
*	National Agriculture Development Co.	406,188	3,182
*	Saudi Real Estate Co.	973,758	3,149

67

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Herfy Food Services Co.	252,473	3,012
*	Saudi Public Transport Co.	757,973	2,996
*	Middle East Healthcare Co.	408,188	2,861
*	Saudi Chemical Co. Holding	485,856	2,758
*	Saudi Ceramic Co.	341,644	2,652
*	Najran Cement Co.	849,675	2,497
*	National Medical Care Co.	248,436	2,460
*	Northern Region Cement Co.	898,972	2,402
*	Astra Industrial Group	474,604	2,042
*	Aseer Trading Tourism & Manufacturing Co.	695,393	1,697
*	Zamil Industrial Investment Co.	423,649	1,682
*	Mediterranean & Gulf Insurance & Reinsurance Co.	329,211	1,581
*	Al Jouf Cement Co.	646,357	1,454
*	Tabuk Cement Co.	423,321	1,318
*	Hail Cement Co.	370,273	1,155
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	339,777	1,082
*	Bawan Co.	263,458	868
*	Methanol Chemicals Co.	471,260	840
			1,899,095
South Africa (4.0%)
	Naspers Ltd.	6,089,178	947,772
	AngloGold Ashanti Ltd.	5,837,329	142,490
^	Standard Bank Group Ltd.	17,955,761	99,075
	FirstRand Ltd.	44,624,021	97,392
	Gold Fields Ltd.	11,651,018	86,726
*	Sanlam Ltd.	24,471,579	78,233
^	MTN Group Ltd.	25,217,519	66,268
*	Sibanye Stillwater Ltd.	30,496,398	62,126
^	Impala Platinum Holdings Ltd.	10,322,944	61,569
	Bid Corp. Ltd.	4,679,908	60,990
	Vodacom Group Ltd.	8,272,754	54,980
	Remgro Ltd.	7,225,360	53,288
	Absa Group Ltd.	10,112,464	49,907
^	Old Mutual Ltd.	64,784,114	47,027
	Anglo American Platinum Ltd.	851,445	44,684
	Clicks Group Ltd.	3,507,246	43,687
	Shoprite Holdings Ltd.	6,836,452	39,575
	Bidvest Group Ltd.	4,746,815	38,549
*	Sasol Ltd.	7,828,760	37,155
	Capitec Bank Holdings Ltd.	753,094	36,713
*	Aspen Pharmacare Holdings Ltd.	5,327,404	33,231
	Nedbank Group Ltd.	5,556,292	32,301
	Growthpoint Properties Ltd.	42,078,006	31,595
	RMB Holdings Ltd.	10,540,163	30,219
*	MultiChoice Group	5,958,738	27,928
	Discovery Ltd.	5,052,383	26,507
	SPAR Group Ltd.	2,696,111	25,699
	Mr Price Group Ltd.	3,489,318	24,860
*	Northam Platinum Ltd.	4,938,532	24,477
*	Harmony Gold Mining Co. Ltd.	6,449,395	23,735
	Tiger Brands Ltd.	2,321,533	22,606
	NEPI Rockcastle plc	5,027,293	21,513
	Woolworths Holdings Ltd.	12,797,780	21,076
^	Exxaro Resources Ltd.	3,497,340	20,303
	PSG Group Ltd.	2,306,671	19,701
	Life Healthcare Group Holdings Ltd.	19,531,737	18,779
	AVI Ltd.	4,356,481	18,442
	Netcare Ltd.	20,158,568	16,907
	Pick n Pay Stores Ltd.	4,727,627	14,811
	Rand Merchant Investment Holdings Ltd.	10,350,592	14,016
	Kumba Iron Ore Ltd.	727,346	13,689
	Momentum Metropolitan Holdings	13,680,133	12,800
	Foschini Group Ltd.	3,172,386	12,447
	Barloworld Ltd.	3,035,443	11,136

68

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	African Rainbow Minerals Ltd.	1,491,366	10,916
	Redefine Properties Ltd.	80,549,017	9,915
	Truworths International Ltd.	6,007,043	9,482
*	Sappi Ltd.	7,664,483	9,315
	Investec Ltd.	4,198,659	8,744
	Resilient REIT Ltd.	4,387,673	8,496
	Santam Ltd.	565,231	8,378
	Assore Ltd.	470,892	7,999
	Fortress REIT Ltd. Class A	14,310,686	7,842
1	Dis-Chem Pharmacies Ltd.	5,784,301	6,866
	Coronation Fund Managers Ltd.	3,495,495	6,809
	JSE Ltd.	1,145,688	6,394
1	Pepkor Holdings Ltd.	9,643,967	6,296
	Liberty Holdings Ltd.	1,620,687	6,146
	AECI Ltd.	1,495,461	5,995
	Astral Foods Ltd.	554,524	5,773
	DRDGOLD Ltd.	5,965,497	5,489
	Equites Property Fund Ltd.	6,024,828	5,349
	Reunert Ltd.	2,348,203	5,070
	Distell Group Holdings Ltd.	1,131,129	4,823
*	Ninety One Ltd.	2,186,601	4,607
	Telkom SA SOC Ltd.	4,035,472	4,474
	Imperial Logistics Ltd.	2,510,408	4,415
*	Transaction Capital Ltd.	5,300,077	4,335
	KAP Industrial Holdings Ltd.	37,894,708	4,109
	Motus Holdings Ltd.	2,499,048	4,070
	Vukile Property Fund Ltd.	13,500,787	3,955
	Hyprop Investments Ltd.	3,676,172	3,778
	DataTec Ltd.	2,861,244	3,766
*	Super Group Ltd.	4,851,774	3,653
	Allied Electronics Corp. Ltd.	3,258,041	3,609
	MAS Real Estate Inc.	6,167,513	3,573
	Advtech Ltd.	7,292,559	3,425
	Wilson Bayly Holmes-Ovcon Ltd.	664,955	3,412
	Investec Property Fund Ltd.	7,456,352	3,305
*	Omnia Holdings Ltd.	2,470,079	3,133
	Attacq Ltd.	10,219,739	2,967
*,^	Brait SE	12,426,013	2,645
	Peregrine Holdings Ltd.	2,543,757	2,584
	Famous Brands Ltd.	1,160,802	2,568
	Alexander Forbes Group Holdings Ltd.	11,505,086	2,497
	SA Corporate Real Estate Ltd.	35,964,486	2,325
	Fortress REIT Ltd. Class B	18,331,336	2,307
	Cashbuild Ltd.	282,850	2,298
*	Metair Investments Ltd.	2,697,746	2,160
	Emira Property Fund Ltd.	6,065,467	2,120
	Raubex Group Ltd.	2,286,937	2,116
*,^	Massmart Holdings Ltd.	1,544,224	2,060
*	Long4Life Ltd.	10,663,095	1,588
	Adcock Ingram Holdings Ltd.	636,367	1,529
*	Sun International Ltd.	1,712,178	1,526
	Epp NV	5,370,879	1,507
*,^	Steinhoff International Holdings NV (XJSE)	25,054,422	1,506
	Curro Holdings Ltd.	2,508,611	1,315
*	PPC Ltd.	19,431,920	1,299
	Hudaco Industries Ltd.	357,108	1,295
	Zeder Investments Ltd.	11,964,879	1,259
	Grindrod Ltd.	6,145,215	1,154
	Tsogo Sun Gaming Ltd.	7,782,143	1,100
*	Blue Label Telecoms Ltd.	9,506,698	1,094
	Lewis Group Ltd.	1,127,248	960
	Murray & Roberts Holdings Ltd.	3,192,672	944
*	Nampak Ltd.	9,873,138	887
*	Tsogo Sun Hotels Ltd.	8,761,421	882

69

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Hosken Consolidated Investments Ltd.	668,078	821
	City Lodge Hotels Ltd.	381,149	566
*,^	EOH Holdings Ltd.	1,589,368	327
	Delta Property Fund Ltd.	5,904,865	129
	Arrowhead Properties Ltd. Class B	1,124,654	91
*	Steinhoff International Holdings NV (XETR)	1,075,902	66
			2,925,192
Taiwan (16.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	219,280,785	2,212,061
^	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,087,313	1,279,759
	Hon Hai Precision Industry Co. Ltd.	168,733,761	433,640
	MediaTek Inc.	20,904,630	288,660
	Formosa Plastics Corp.	69,592,057	204,270
	Largan Precision Co. Ltd.	1,450,076	197,665
	Nan Ya Plastics Corp.	80,654,819	178,429
	CTBC Financial Holding Co. Ltd.	258,394,062	172,192
	Uni-President Enterprises Corp.	68,046,868	158,440
	Cathay Financial Holding Co. Ltd.	117,365,826	156,603
	Mega Financial Holding Co. Ltd.	155,156,503	156,077
	Fubon Financial Holding Co. Ltd.	104,691,474	148,032
	E.Sun Financial Holding Co. Ltd.	157,739,695	143,321
	Delta Electronics Inc.	30,652,356	142,969
	Formosa Chemicals & Fibre Corp.	48,857,449	123,757
	China Steel Corp.	176,595,308	118,278
	Chunghwa Telecom Co. Ltd.	30,049,663	110,445
	ASE Technology Holding Co. Ltd.	48,087,723	107,126
	First Financial Holding Co. Ltd.	142,232,939	104,751
	Taiwan Cement Corp.	70,180,176	101,254
	Yuanta Financial Holding Co. Ltd.	162,651,779	92,708
	Taiwan Cooperative Financial Holding Co. Ltd.	134,970,533	90,634
	Chunghwa Telecom Co. Ltd. ADR	2,320,840	85,430
	Hua Nan Financial Holdings Co. Ltd.	130,794,475	84,962
	Hotai Motor Co. Ltd.	4,543,154	83,881
	Taiwan Mobile Co. Ltd.	23,276,941	83,869
	President Chain Store Corp.	7,986,449	82,586
	Quanta Computer Inc.	38,015,200	82,138
	Catcher Technology Co. Ltd.	10,534,956	79,797
	Yageo Corp.	5,584,169	72,250
	Shanghai Commercial & Savings Bank Ltd.	46,611,350	68,639
	Asustek Computer Inc.	9,953,937	67,285
	Chailease Holding Co. Ltd.	17,506,435	66,513
	Pegatron Corp.	28,800,213	63,185
	Taishin Financial Holding Co. Ltd.	146,190,309	62,180
	SinoPac Financial Holdings Co. Ltd.	152,539,618	62,086
	China Development Financial Holding Corp.	202,632,653	61,310
	Chang Hwa Commercial Bank Ltd.	90,143,879	58,948
	Formosa Petrochemical Corp.	19,320,977	57,969
	Realtek Semiconductor Corp.	6,734,959	57,674
	Accton Technology Corp.	7,554,610	54,764
	Far EasTone Telecommunications Co. Ltd.	23,197,035	51,666
	Win Semiconductors Corp.	5,692,519	50,889
	Advantech Co. Ltd.	5,366,504	50,758
	Far Eastern New Century Corp.	58,155,963	50,501
	Novatek Microelectronics Corp.	8,040,560	50,004
	Asia Cement Corp.	33,980,510	49,921
	Walsin Technology Corp.	6,918,521	48,998
	Shin Kong Financial Holding Co. Ltd.	168,715,214	48,031
	Lite-On Technology Corp.	30,647,084	47,624
	United Microelectronics Corp.	81,084,270	41,950
	Airtac International Group	2,116,581	40,561
	Globalwafers Co. Ltd.	3,002,810	38,217
	Wistron Corp.	40,541,535	38,018
	United Microelectronics Corp. ADR	15,176,819	37,942
	Compal Electronics Inc.	58,649,900	37,389

70

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Pou Chen Corp.	38,517,021	36,271
	Taiwan High Speed Rail Corp.	30,327,912	34,638
	Inventec Corp.	43,875,966	34,474
	Hiwin Technologies Corp.	3,612,949	34,461
	Silergy Corp.	860,890	34,202
	Powertech Technology Inc.	10,159,550	33,974
	Micro-Star International Co. Ltd.	10,056,200	31,194
	Macronix International	25,436,737	30,348
	Foxconn Technology Co. Ltd.	15,726,663	30,197
	Cheng Shin Rubber Industry Co. Ltd.	25,993,095	29,882
	Vanguard International Semiconductor Corp.	12,868,640	29,855
	Zhen Ding Technology Holding Ltd.	8,279,710	29,710
	Feng TAY Enterprise Co. Ltd.	5,184,110	29,493
	Eclat Textile Co. Ltd.	2,881,209	28,764
*	China Life Insurance Co. Ltd.	41,781,282	28,529
	WPG Holdings Ltd.	21,834,720	28,444
	Simplo Technology Co. Ltd.	2,549,310	26,476
	Synnex Technology International Corp.	19,777,800	26,395
	Unimicron Technology Corp.	18,575,979	26,310
	Innolux Corp.	119,915,372	26,046
	Chroma ATE Inc.	5,632,280	25,954
*	Wiwynn Corp.	993,280	25,487
	Giant Manufacturing Co. Ltd.	4,276,423	25,208
	Tripod Technology Corp.	7,032,040	24,847
	Nanya Technology Corp.	11,480,878	24,645
	Chicony Electronics Co. Ltd.	8,745,458	24,634
	Taiwan Business Bank	67,248,947	24,361
	Parade Technologies Ltd.	986,290	24,241
	Teco Electric and Machinery Co. Ltd.	26,401,320	23,757
	AU Optronics Corp.	88,882,549	23,374
	Acer Inc.	41,662,897	23,066
	ITEQ Corp.	4,700,445	22,689
*	Tatung Co. Ltd.	31,463,520	22,608
	Sino-American Silicon Products Inc.	7,549,742	22,300
	Compeq Manufacturing Co. Ltd.	15,970,760	21,126
	Phison Electronics Corp.	2,211,080	20,982
	Radiant Opto-Electronics Corp.	6,237,751	20,472
	Winbond Electronics Corp.	41,939,452	19,461
	Highwealth Construction Corp.	13,232,656	19,309
	King Yuan Electronics Co. Ltd.	15,970,280	19,143
	Genius Electronic Optical Co. Ltd.	1,188,299	19,100
	Walsin Lihwa Corp.	43,414,405	19,049
	ASPEED Technology Inc.	481,010	19,021
	Poya International Co. Ltd.	1,117,233	18,672
	Merida Industry Co. Ltd.	3,508,526	17,918
	Epistar Corp.	13,831,530	17,609
	Elite Material Co. Ltd.	4,036,156	17,444
	Lien Hwa Industrial Holdings Corp.	12,018,554	17,313
	Formosa Taffeta Co. Ltd.	14,961,632	17,060
	Taiwan Fertilizer Co. Ltd.	10,665,186	16,437
	Voltronic Power Technology Corp.	687,252	16,314
	Ruentex Development Co. Ltd.	10,938,180	16,279
	Chipbond Technology Corp.	8,412,130	15,836
	Nien Made Enterprise Co. Ltd.	2,048,560	15,719
	Standard Foods Corp.	6,777,603	15,276
	Taiwan Union Technology Corp.	3,344,052	15,076
	FLEXium Interconnect Inc.	4,163,990	14,986
	Sinbon Electronics Co. Ltd.	3,061,475	14,902
	King's Town Bank Co. Ltd.	13,842,340	14,796
	United Integrated Services Co. Ltd.	2,293,800	14,481
	E Ink Holdings Inc.	13,157,440	13,566
	Nan Kang Rubber Tire Co. Ltd.	10,089,390	13,508
	Great Wall Enterprise Co. Ltd.	9,640,599	13,338
	ASMedia Technology Inc.	478,857	13,304

71

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	Evergreen Marine Corp. Taiwan Ltd.	35,883,897	13,283
	Ruentex Industries Ltd.	5,794,591	13,271
	Eternal Materials Co. Ltd.	14,775,630	13,248
	International Games System Co. Ltd.	710,300	13,227
	Taiwan Secom Co. Ltd.	4,455,876	13,180
	Taichung Commercial Bank Co. Ltd.	33,739,800	12,924
	Merry Electronics Co. Ltd.	2,754,901	12,859
	Elan Microelectronics Corp.	3,966,870	12,742
	IBF Financial Holdings Co. Ltd.	34,725,424	12,724
	TA Chen Stainless Pipe	14,134,601	12,557
	Taiwan Surface Mounting Technology Corp.	4,141,110	12,422
	Gigabyte Technology Co. Ltd.	7,059,850	12,225
	Mitac Holdings Corp.	11,708,769	11,906
	Eva Airways Corp.	30,636,760	11,782
	Qisda Corp.	20,762,620	11,706
	Makalot Industrial Co. Ltd.	2,738,266	11,659
	Lotes Co. Ltd.	1,045,748	11,640
	Far Eastern Department Stores Ltd.	14,990,878	11,589
	CTCI Corp.	10,226,510	11,307
	Far Eastern International Bank	31,690,369	11,279
	TCI Co. Ltd.	1,474,549	11,264
*	Fusheng Precision Co. Ltd.	1,966,920	10,856
	Capital Securities Corp.	32,731,773	10,768
	Chilisin Electronics Corp.	3,007,851	10,577
	Grape King Bio Ltd.	1,585,529	10,501
	Huaku Development Co. Ltd.	3,436,200	10,455
	Bizlink Holding Inc.	1,600,128	10,426
	China Petrochemical Development Corp.	37,973,730	10,248
	Global Unichip Corp.	1,272,960	10,229
	Cheng Loong Corp.	14,275,230	10,157
^	AU Optronics Corp. ADR	3,940,089	10,087
	HTC Corp.	9,965,301	9,952
	Transcend Information Inc.	4,184,069	9,881
	Hota Industrial Manufacturing Co. Ltd.	3,088,962	9,706
	China Airlines Ltd.	35,143,146	9,699
	eMemory Technology Inc.	1,019,100	9,584
	General Interface Solution Holding Ltd.	3,010,070	9,562
	King Slide Works Co. Ltd.	918,000	9,547
	Clevo Co.	8,654,000	9,530
	LandMark Optoelectronics Corp.	991,470	9,255
*	TaiMed Biologics Inc.	2,843,090	9,162
	Pixart Imaging Inc.	1,550,680	9,076
	International CSRC Investment Holdings Co.	12,443,270	8,771
	TXC Corp.	4,054,630	8,739
	Sunny Friend Environmental Technology Co. Ltd.	1,002,000	8,670
	Shin Zu Shing Co. Ltd.	1,974,000	8,662
	Tong Yang Industry Co. Ltd.	7,149,350	8,545
	Kinpo Electronics	19,332,670	8,385
	Jentech Precision Industrial Co. Ltd.	1,151,570	8,337
	Tong Hsing Electronic Industries Ltd.	2,052,710	8,331
	Holy Stone Enterprise Co. Ltd.	2,008,793	8,298
	Chong Hong Construction Co. Ltd.	3,012,000	8,293
	ChipMOS Technologies Inc.	8,104,148	8,284
§	Yageo Corp. GDR	161,400	8,235
	Wistron NeWeb Corp.	3,951,787	8,225
	Sercomm Corp.	3,276,600	8,188
	Goldsun Building Materials Co. Ltd.	17,822,140	8,180
	YFY Inc.	18,797,703	8,038
	Topco Scientific Co. Ltd.	2,315,342	7,959
	Taiwan Paiho Ltd.	3,428,140	7,857
	China Steel Chemical Corp.	2,212,000	7,778
	St. Shine Optical Co. Ltd.	664,000	7,742
	Getac Technology Corp.	5,187,420	7,730
	Advanced Ceramic X Corp.	732,105	7,629

72

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Yulon Finance Corp.	2,271,500	7,627
	WT Microelectronics Co. Ltd.	5,898,651	7,592
	Visual Photonics Epitaxy Co. Ltd.	2,582,960	7,592
	Wafer Works Corp.	6,942,281	7,541
	Tung Ho Steel Enterprise Corp.	9,689,660	7,481
	Cheng Uei Precision Industry Co. Ltd.	5,776,673	7,374
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,025,650	7,334
	Nan Ya Printed Circuit Board Corp.	3,087,521	7,312
	momo.com Inc.	452,000	7,289
	Yulon Motor Co. Ltd.	12,541,544	7,263
	HannStar Display Corp.	34,597,193	7,248
	Asia Optical Co. Inc.	3,001,260	7,227
	Sitronix Technology Corp.	1,474,070	7,167
*	PharmaEssentia Corp.	2,298,276	7,157
	Primax Electronics Ltd.	4,543,940	7,106
	Systex Corp.	2,600,000	7,070
	Charoen Pokphand Enterprise	3,321,676	7,005
	Taiwan Glass Industry Corp.	23,285,290	7,001
*	Alchip Technologies Ltd.	708,463	6,898
	TTY Biopharm Co. Ltd.	2,892,160	6,862
	Coretronic Corp.	6,352,900	6,769
	Sanyang Motor Co. Ltd.	10,146,330	6,713
	Kinsus Interconnect Technology Corp.	3,777,530	6,608
	Farglory Land Development Co. Ltd.	4,568,550	6,556
	Cathay Real Estate Development Co. Ltd.	9,875,984	6,536
*	TPK Holding Co. Ltd.	4,625,288	6,470
	U-Ming Marine Transport Corp.	6,490,108	6,418
	Advanced Wireless Semiconductor Co.	2,131,266	6,415
	Wan Hai Lines Ltd.	11,215,460	6,321
*	XinTec Inc.	2,294,225	6,232
	Greatek Electronics Inc.	4,108,000	6,231
	Sigurd Microelectronics Corp.	5,094,546	6,203
	President Securities Corp.	13,794,183	6,199
	Egis Technology Inc.	970,100	6,150
	Center Laboratories Inc.	3,784,017	6,077
	Foxsemicon Integrated Technology Inc.	1,107,642	6,033
	Unitech Printed Circuit Board Corp.	7,996,880	6,026
*	OBI Pharma Inc.	2,009,917	5,977
	Arcadyan Technology Corp.	2,179,219	5,867
	Everlight Electronics Co. Ltd.	5,398,410	5,855
	Oriental Union Chemical Corp.	10,272,582	5,796
	Shinkong Synthetic Fibers Corp.	15,707,400	5,768
	Chunghwa Precision Test Tech Co. Ltd.	262,153	5,676
	Lung Yen Life Service Corp.	3,005,000	5,637
*	Grand Pacific Petrochemical	11,213,304	5,618
	Sporton International Inc.	837,459	5,526
	Longchen Paper & Packaging Co. Ltd.	12,293,488	5,476
	Yieh Phui Enterprise Co. Ltd.	18,234,928	5,447
	Ardentec Corp.	6,192,522	5,427
	Cub Elecparts Inc.	1,138,591	5,406
	A-DATA Technology Co. Ltd.	2,851,000	5,396
	TSRC Corp.	9,852,940	5,351
*	Mercuries Life Insurance Co. Ltd.	16,483,350	5,296
*	Brighton-Best International Taiwan Inc.	6,116,000	5,293
	YungShin Global Holding Corp.	3,486,000	5,201
*	AURAS Technology Co. Ltd.	898,000	5,167
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	5,140
	Machvision Inc.	447,231	5,006
	Aten International Co. Ltd.	1,626,740	5,004
*	United Renewable Energy Co. Ltd.	28,433,470	4,987
	Hannstar Board Corp.	3,747,000	4,977
	Cleanaway Co. Ltd.	948,000	4,960
	Wah Lee Industrial Corp.	2,712,210	4,930
	Mercuries & Associates Holding Ltd.	6,702,568	4,926

73

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Test Research Inc.	2,835,660	4,911
	Asia Vital Components Co. Ltd.	3,613,890	4,888
	Ennoconn Corp.	748,021	4,840
*	Via Technologies Inc.	4,579,620	4,773
*	Fulgent Sun International Holding Co. Ltd.	1,465,000	4,746
	Chin-Poon Industrial Co. Ltd.	5,523,890	4,742
*	Innodisk Corp.	762,000	4,734
*	Asia Pacific Telecom Co. Ltd.	20,517,352	4,712
	Career Technology MFG. Co. Ltd.	4,967,178	4,675
	Prince Housing & Development Corp.	13,763,270	4,663
	Namchow Holdings Co. Ltd.	3,072,000	4,661
	USI Corp.	11,124,861	4,627
	Dynapack International Technology Corp.	1,939,000	4,616
	Faraday Technology Corp.	3,188,000	4,583
	Elite Advanced Laser Corp.	1,939,349	4,571
	Holtek Semiconductor Inc.	2,043,483	4,537
	Soft-World International Corp.	1,617,000	4,522
*	PChome Online Inc.	1,363,873	4,501
	Chlitina Holding Ltd.	674,000	4,423
	Kindom Development Co. Ltd.	5,027,000	4,395
	Elite Semiconductor Memory Technology Inc.	3,216,000	4,391
	Taiwan TEA Corp.	9,148,000	4,380
	China Man-Made Fiber Corp.	20,124,900	4,373
	Taiwan PCB Techvest Co. Ltd.	3,863,000	4,354
	Syncmold Enterprise Corp.	1,657,500	4,331
*	Gold Circuit Electronics Ltd.	3,921,090	4,309
	Taiwan Styrene Monomer	7,594,050	4,294
	Darfon Electronics Corp.	3,452,000	4,288
	Formosa International Hotels Corp.	903,000	4,260
	Supreme Electronics Co. Ltd.	3,784,790	4,251
	Taiwan FamilyMart Co. Ltd.	571,000	4,246
	China Motor Corp.	3,988,844	4,233
	AcBel Polytech Inc.	6,063,000	4,209
	Chaun-Choung Technology Corp.	492,000	4,112
	TaiDoc Technology Corp.	645,000	4,110
	Lite-On Semiconductor Corp.	2,964,000	4,106
	TA-I Technology Co. Ltd.	1,536,750	4,095
	Taiwan Semiconductor Co. Ltd.	3,151,290	4,026
	Tainan Spinning Co. Ltd.	13,110,000	4,015
	Hung Sheng Construction Ltd.	6,761,330	4,007
	Pan-International Industrial Corp.	6,312,000	4,003
	Global Mixed Mode Technology Inc.	915,000	3,992
*	Rexon Industrial Corp. Ltd.	1,646,000	3,955
	UPC Technology Corp.	11,766,041	3,939
	BES Engineering Corp.	16,343,000	3,892
	ScinoPharm Taiwan Ltd.	3,986,576	3,867
	Ho Tung Chemical Corp.	15,494,459	3,847
	Ginko International Co. Ltd.	728,000	3,815
	Kinik Co.	1,929,000	3,795
	YC INOX Co. Ltd.	4,734,200	3,781
*	CMC Magnetics Corp.	14,254,950	3,741
	Flytech Technology Co. Ltd.	1,624,650	3,718
	China General Plastics Corp.	6,111,499	3,710
	Pharmally International Holding Co. Ltd.	677,856	3,692
	Pan Jit International Inc.	4,505,740	3,667
	Wisdom Marine Lines Co. Ltd.	4,355,844	3,663
	Gourmet Master Co. Ltd.	1,136,469	3,649
	FocalTech Systems Co. Ltd.	3,359,000	3,609
	Taiflex Scientific Co. Ltd.	2,317,920	3,603
	Yungtay Engineering Co. Ltd.	1,786,400	3,596
	Wei Chuan Foods Corp.	4,910,600	3,580
	Ton Yi Industrial Corp.	11,393,000	3,499
	OptoTech Corp.	4,873,987	3,497
	Run Long Construction Co. Ltd.	1,740,000	3,448

74

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Gloria Material Technology Corp.	6,370,640	3,438
*	Marketech International Corp.	1,380,000	3,408
	Zeng Hsing Industrial Co. Ltd.	777,000	3,393
*	Yang Ming Marine Transport Corp.	14,979,725	3,393
	Taiwan Cogeneration Corp.	3,068,850	3,388
	Lealea Enterprise Co. Ltd.	14,062,930	3,355
	Jih Sun Financial Holdings Co. Ltd.	10,597,508	3,347
	Xxentria Technology Materials Corp.	1,840,000	3,346
	SDI Corp.	2,045,236	3,298
	Radium Life Tech Co. Ltd.	9,324,760	3,286
	Sampo Corp.	5,064,800	3,267
	Sonix Technology Co. Ltd.	2,123,000	3,267
	Everlight Chemical Industrial Corp.	6,884,200	3,244
	Test Rite International Co. Ltd.	4,897,000	3,155
	Yulon Nissan Motor Co. Ltd.	351,188	3,147
	Concraft Holding Co. Ltd.	739,821	3,147
*	Federal Corp.	5,681,040	3,117
	D-Link Corp.	7,598,000	3,087
*	Lotus Pharmaceutical Co. Ltd.	1,239,000	3,086
	Hsin Kuang Steel Co. Ltd.	3,864,000	3,085
	Casetek Holdings Ltd.	1,952,364	3,049
	Johnson Health Tech Co. Ltd.	1,385,000	3,026
	Hu Lane Associate Inc.	1,257,000	3,013
*	Medigen Biotechnology Corp.	1,688,000	3,004
*	HannsTouch Solution Inc.	8,033,115	2,979
	Nantex Industry Co. Ltd.	2,937,000	2,975
*	Ritek Corp.	17,726,423	2,970
	Firich Enterprises Co. Ltd.	3,006,040	2,889
*	Microbio Co. Ltd.	4,422,000	2,879
	Rechi Precision Co. Ltd.	4,972,000	2,846
	Formosan Rubber Group Inc.	4,658,135	2,802
	ITE Technology Inc.	1,778,000	2,795
*	Gemtek Technology Corp.	3,989,000	2,763
*	Taiwan Land Development Corp.	11,881,201	2,752
	Alpha Networks Inc.	3,710,000	2,736
*	Orient Semiconductor Electronics Ltd.	6,652,792	2,725
	Swancor Holding Co. Ltd.	1,117,000	2,705
*	AmTRAN Technology Co. Ltd.	10,479,000	2,691
	Quanta Storage Inc.	2,255,000	2,630
	Asia Polymer Corp.	4,534,854	2,608
*	Unizyx Holding Corp.	4,946,000	2,598
	WUS Printed Circuit Co. Ltd.	2,526,840	2,574
	Depo Auto Parts Ind Co. Ltd.	1,588,000	2,488
	IEI Integration Corp.	2,104,920	2,477
	Taiyen Biotech Co. Ltd.	2,362,000	2,466
*	Roo Hsing Co. Ltd.	7,928,000	2,457
	Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,443
	Lextar Electronics Corp.	4,121,663	2,411
	Posiflex Technology Inc.	787,764	2,410
	Darwin Precisions Corp.	6,023,900	2,358
	Ta Ya Electric Wire & Cable	7,124,000	2,341
	Wowprime Corp.	1,036,000	2,331
	KEE TAI Properties Co. Ltd.	7,078,000	2,315
*	Yeong Guan Energy Technology Group Co. Ltd.	1,115,000	2,300
	Cyberlink Corp.	582,000	2,242
*	Shining Building Business Co. Ltd.	7,390,638	2,237
	TYC Brother Industrial Co. Ltd.	2,767,000	2,232
	Iron Force Industrial Co. Ltd.	717,000	2,202
	CyberTAN Technology Inc.	4,414,000	2,192
	PharmaEngine Inc.	1,241,457	2,177
*	Dynamic Electronics Co. Ltd.	3,378,000	2,160
	China Chemical & Pharmaceutical Co. Ltd.	3,009,000	2,137
	China Metal Products	2,519,000	2,128
	Rich Development Co. Ltd.	6,708,000	2,092

75

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	CSBC Corp. Taiwan	2,834,540	2,081
	Li Cheng Enterprise Co. Ltd.	1,919,452	2,060
	Adlink Technology Inc.	921,895	2,044
	Brogent Technologies Inc.	512,820	2,026
	L&K Engineering Co. Ltd.	2,341,000	2,002
	Weltrend Semiconductor	2,218,567	1,974
	Huang Hsiang Construction Corp.	1,708,000	1,916
	Ichia Technologies Inc.	4,266,000	1,915
*	Newmax Technology Co. Ltd.	1,058,000	1,873
	Altek Corp.	2,882,000	1,870
	Kung Long Batteries Industrial Co. Ltd.	384,000	1,870
	Sunplus Technology Co. Ltd.	5,292,000	1,869
	Global Brands Manufacture Ltd.	3,915,000	1,856
	Basso Industry Corp.	1,277,000	1,810
*	Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	1,801
	China Electric Manufacturing Corp.	4,084,200	1,760
	Sinyi Realty Inc.	1,982,541	1,756
	Globe Union Industrial Corp.	3,939,000	1,740
	CHC Healthcare Group	1,412,899	1,701
*	AGV Products Corp.	7,062,370	1,695
	FSP Technology Inc.	1,896,120	1,543
	Topkey Corp.	415,000	1,540
*	Silicon Integrated Systems Corp.	3,998,468	1,538
*	Nichidenbo Corp.	918,460	1,498
*	Tung Thih Electronic Co. Ltd.	931,000	1,484
	Ability Enterprise Co. Ltd.	3,587,491	1,476
	Kuo Toong International Co. Ltd.	2,543,514	1,470
	Evergreen International Storage & Transport Corp.	3,303,000	1,461
*	Etron Technology Inc.	6,578,000	1,454
	Li Peng Enterprise Co. Ltd.	7,079,000	1,447
	Lingsen Precision Industries Ltd.	4,338,000	1,441
	Tyntek Corp.	3,254,000	1,388
	Senao International Co. Ltd.	1,290,000	1,258
	Bank of Kaohsiung Co. Ltd.	3,873,713	1,240
	Sincere Navigation Corp.	2,377,240	1,175
*	Elitegroup Computer Systems Co. Ltd.	3,216,000	1,172
	Infortrend Technology Inc.	2,973,000	1,168
	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,161
	Jess-Link Products Co. Ltd.	1,102,750	1,153
	Zinwell Corp.	1,943,000	1,034
	Chung Hwa Pulp Corp.	4,020,000	1,026
*	Motech Industries Inc.	5,585,883	1,012
*	ALI Corp.	1,894,275	973
*	Gigasolar Materials Corp.	316,000	971
*	Phihong Technology Co. Ltd.	3,758,000	921
	Sheng Yu Steel Co. Ltd.	1,687,000	915
	Toung Loong Textile Manufacturing	967,000	875
*	Concord Securities Co. Ltd.	3,186,253	746
*,§	Unity Opto Technology Co. Ltd.	5,295,000	734
*	Gigastorage Corp.	2,155,864	719
	Advanced International Multitech Co. Ltd.	600,000	661
	Chia Hsin Cement Corp.	1,099,000	632
	Vivotek Inc.	260,349	625
	Nien Hsing Textile Co. Ltd.	804,375	429
	Taiwan Sakura Corp.	266,000	421
*,§	E-Ton Solar Tech Co. Ltd.	843,673	42
*,§	Green Energy Technology Inc.	2,819,000	30
*,§	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,§	XPEC Entertainment Inc.	988,965	—
			11,761,857
Thailand (3.0%)
	PTT PCL (Foreign)	200,188,215	218,578
	CP ALL PCL (Foreign)	74,488,021	162,825

76

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Airports of Thailand PCL (Foreign)	61,949,844	118,159
	Advanced Info Service PCL (Foreign)	15,795,506	96,209
	Bangkok Dusit Medical Services PCL	126,663,445	80,571
	Siam Cement PCL NVDR	6,822,296	72,469
	Gulf Energy Development PCL	55,994,505	66,654
	Siam Commercial Bank PCL (Foreign)	29,179,190	60,943
	Siam Cement PCL (Foreign)	5,260,488	55,879
*	Central Pattana PCL	36,247,924	53,670
	PTT Exploration & Production PCL (Foreign)	19,433,284	50,162
	Kasikornbank PCL (Foreign)	18,591,835	48,850
	Intouch Holdings PCL NVDR	28,252,117	46,294
	Charoen Pokphand Foods PCL (Foreign)	54,166,617	44,870
*,^	BTS Group Holdings PCL	116,776,535	41,258
	Digital Telecommunications Infrastructure Fund	75,940,213	37,118
	Electricity Generating PCL (Foreign)	3,837,911	33,573
	Home Product Center PCL	79,948,784	33,379
*,^	Minor International PCL (Foreign)	51,257,565	33,125
	PTT Global Chemical PCL	27,981,079	32,210
	Bangkok Expressway & Metro PCL	106,151,322	30,666
	Energy Absolute PCL	23,304,296	28,582
^	Indorama Ventures PCL	30,146,735	26,367
	Krung Thai Bank PCL (Foreign)	69,622,796	23,405
^	Global Power Synergy PCL	10,784,440	23,298
	Ratch Group PCL NVDR	10,968,568	22,433
	Bangkok Bank PCL (Local)	6,937,386	22,055
	Land & Houses PCL	89,285,680	20,175
	Osotspa PCL	14,952,400	19,023
	CPN Retail Growth Leasehold REIT (Foreign)	20,503,900	18,798
	Thai Oil PCL (Foreign)	14,316,755	17,910
*,^	Krungthai Card PCL	16,956,431	17,666
	Berli Jucker PCL	14,117,890	17,563
*	Asset World Corp. PCL	103,642,700	17,311
	Kasikornbank PCL	6,526,675	17,111
	Bumrungrad Hospital PCL (Foreign)	4,582,874	16,498
	Thai Union Frozen Products PCL (Foreign)	40,511,579	16,343
	Jasmine Broadband Internet Infrastructure Fund	53,824,237	15,258
	TMB Bank PCL	509,930,800	14,950
	True Corp. PCL	144,410,588	14,741
^	Srisawad Corp. PCL	8,533,503	14,092
	B Grimm Power PCL	10,200,247	13,989
*	Muangthai Capital PCL	9,287,445	13,510
^	Thanachart Capital PCL	11,873,556	13,393
*,^	Total Access Communication PCL NVDR	10,107,145	13,080
	IRPC PCL (Foreign)	141,071,214	11,548
	Thailand Future Fund	32,767,300	11,130
*	Tisco Financial Group PCL (Foreign)	4,874,468	10,942
^	Banpu PCL	59,094,955	10,501
	Kiatnakin Bank PCL	8,011,870	10,325
	Delta Electronics Thailand PCL	6,934,300	9,515
	BTS Rail Mass Transit Growth Infrastructure Fund	39,586,273	9,500
^	Siam Global House PCL	21,344,378	8,800
	Siam Commercial Bank PCL	4,158,020	8,684
	Carabao Group PCL	3,551,605	8,600
^	Bangchak Corp. PCL	15,114,066	8,596
	Supalai PCL	18,148,685	8,309
^	Vgi PCL	31,765,500	8,083
	TTW PCL	19,486,934	8,054
^	TOA Paint Thailand PCL	6,805,534	7,794
	Hana Microelectronics PCL (Foreign)	8,530,483	7,596
^	WHA Corp. PCL	88,481,606	7,369
*,^	Tisco Financial Group PCL	3,244,993	7,284
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	14,364,500	7,061
^	Bangkok Chain Hospital PCL	15,842,245	6,620
	Krung Thai Bank PCL NVDR	19,542,000	6,569

77

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
^	Central Plaza Hotel PCL	9,431,813	6,260
^	Sino-Thai Engineering & Construction PCL	13,171,663	6,245
^	CH Karnchang PCL	11,585,063	6,050
*	CK Power PCL	47,984,472	5,570
^	Jasmine International PCL	45,091,055	5,496
^	Siam City Cement PCL (Foreign)	1,483,406	5,442
	Chularat Hospital PCL	71,998,346	5,439
	Bangkok Land PCL	162,642,478	5,333
	Asian Property Development PCL (Foreign)	33,660,142	5,189
	AEON Thana Sinsap Thailand PCL	1,269,900	5,124
	Tipco Asphalt PCL	9,340,730	5,122
^	KCE Electronics PCL	9,507,514	5,108
*,§	Pruksa Real Estate PCL	11,775,000	4,884
^	Quality Houses PCL	75,844,451	4,843
	Mbk PCL	9,702,722	4,731
^	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	12,455,800	4,653
	Thai Vegetable Oil PCL	5,955,811	4,487
*	Gunkul Engineering PCL	52,844,066	4,261
	Sri Trang Agro-Industry PCL	10,551,361	4,206
	TPI Polene PCL	112,723,461	4,166
	Intouch Holdings PCL (Foreign)	2,385,688	3,909
*,^	Thai Airways International PCL (Foreign)	17,131,868	3,889
^	Star Petroleum Refining PCL	21,517,568	3,856
^	Banpu Power PCL	7,718,739	3,696
	Major Cineplex Group PCL	8,248,997	3,691
	TPI Polene Power PCL	30,597,400	3,688
^	Bangkok Life Assurance PCL (Foreign)	7,750,866	3,683
	Spcg PCL	6,739,404	3,598
	Frasers Property Thailand Industrial Freehold & Leasehold REIT (Foreign)	7,343,969	3,531
^	Amata Corp. PCL	9,009,277	3,510
	Sansiri PCL (Foreign)	150,163,006	3,259
	MK Restaurants Group PCL	1,889,900	3,183
	Super Energy Corp. PCL	172,108,819	3,055
^	Esso Thailand PCL	18,145,473	3,006
	Siam Makro PCL	2,556,500	2,815
^	Thaifoods Group PCL	23,626,175	2,771
	Pruksa Holding PCL	7,867,130	2,628
	Bcpg PCL	5,165,782	2,563
^	Gfpt PCL	7,056,596	2,454
^	PTG Energy PCL	5,497,746	2,323
*,^	BEC World PCL (Foreign)	14,983,427	2,285
^	Italian-Thai Development PCL	54,692,631	2,279
	Thoresen Thai Agencies PCL	24,548,787	2,248
	Bangkok Airways PCL	12,190,224	2,222
*,^	U City PCL	51,393,469	2,091
	Plan B Media PCL	13,437,700	2,036
^	Com7 PCL	3,068,600	2,023
^	Unique Engineering & Construction PCL	10,411,109	1,966
^	Taokaenoi Food & Marketing PCL	8,517,781	1,883
^	LPN Development PCL	16,412,497	1,803
	Univentures PCL	15,102,951	1,517
^	Ratchthani Leasing PCL	12,236,000	1,489
^	Samart Corp. PCL	9,072,220	1,406
*	TQM Corp. PCL (Foreign)	5	1,267
^	Thaicom PCL	10,404,485	1,217
^	Workpoint Entertainment PCL	3,746,734	1,168
*	Precious Shipping PCL	9,666,063	1,136
	Origin Property PCL	7,747,819	1,076
^	Beauty Community PCL	18,407,896	1,021
*,^	Group Lease PCL (Foreign)	10,526,224	1,007
	Land & Houses PCL (Foreign)	3,751,584	848
	Cal-Comp Electronics Thailand PCL	11,861,375	530
	Thonburi Healthcare Group PCL	741,100	456
^	Bangkok Life Assurance PCL	907,568	431

78

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	12,430,793	376
*,^	Group Lease PCL NVDR	2,827,000	270
*	Minor International PCL Warrants Exp. 12/31/2021	2,740,538	190
^	Maybank Kim Eng Securities Thailand PCL	563,800	114
	Ratch Group PCL (Foreign)	34,004	70
*	Samart Corp. PCL Warrants Exp. 05/08/2021	3,873,466	50
	Bangkok Bank PCL (Foreign)	15,755	50
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	44,649,180	14
*	Group Lease PCL (XBKK)	12,725	1
*	Thaifoods Group PCL Warrants Exp. 05/18/2020	1,806,270	—
			2,242,150
Turkey (0.6%)
	BIM Birlesik Magazalar AS	6,238,680	49,537
*	Turkiye Garanti Bankasi AS	29,158,583	34,813
*	Akbank TAS	37,087,636	31,309
	Turkcell Iletisim Hizmetleri AS	15,038,827	29,960
	KOC Holding AS	12,209,216	26,790
*	Tupras Turkiye Petrol Rafinerileri AS	1,715,992	22,284
	Eregli Demir ve Celik Fabrikalari TAS	19,028,460	21,938
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,110,274	15,990
	Haci Omer Sabanci Holding AS (Bearer)	12,431,937	14,525
*	Turkiye Is Bankasi AS	19,949,779	14,161
*	Turk Hava Yollari AO	7,048,084	10,783
*	Turkiye Vakiflar Bankasi TAO	14,512,634	9,414
	Ford Otomotiv Sanayi AS	948,667	8,561
*	Yapi ve Kredi Bankasi AS	26,931,481	8,108
	Enka Insaat ve Sanayi AS	9,217,903	7,986
*	Turk Telekomunikasyon AS	7,544,072	7,970
*	Ulker Biskuvi Sanayi AS	2,287,603	7,765
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,897,289	7,601
*	Petkim Petrokimya Holding AS	14,452,510	7,345
*	Turkiye Halk Bankasi AS	8,989,268	6,692
*	Koza Altin Isletmeleri AS	654,541	6,671
	TAV Havalimanlari Holding AS	2,520,308	6,565
	Turkiye Sise ve Cam Fabrikalari AS	9,111,782	6,330
*	Sok Marketler Ticaret AS	3,745,557	5,876
	Tofas Turk Otomobil Fabrikasi AS	1,813,367	5,794
*	Arcelik AS	2,448,362	5,747
	Coca-Cola Icecek AS	976,612	5,167
*	Tekfen Holding AS	2,513,648	5,131
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,839,486	4,664
	Soda Sanayii AS	5,397,461	4,516
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,702,559	4,232
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	12,410,994	3,909
*	Pegasus Hava Tasimaciligi AS	505,273	3,831
1	Enerjisa Enerji AS	3,366,640	3,708
*	Dogan Sirketler Grubu Holding AS	14,256,775	3,675
	AG Anadolu Grubu Holding AS	1,416,585	3,366
*,1	Mavi Giyim Sanayi Ve Ticaret AS	469,784	2,791
*	Migros Ticaret AS	632,203	2,672
	Sasa Polyester Sanayi AS	2,046,943	2,559
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,451,151	2,550
*	Bera Holding AS	4,583,223	2,539
*	Turkiye Sinai Kalkinma Bankasi AS	16,420,291	2,422
*,1	MLP Saglik Hizmetleri AS	1,033,699	2,230
	Trakya Cam Sanayii AS	4,788,345	2,215
*	Gubre Fabrikalari TAS	954,707	2,189
*	Vestel Elektronik Sanayi ve Ticaret AS	1,056,753	1,989
*	Is Gayrimenkul Yatirim Ortakligi AS	8,868,829	1,967
	Iskenderun Demir ve Celik AS	1,986,681	1,958
	Turk Traktor ve Ziraat Makineleri AS	238,357	1,947
	Aksigorta AS	2,165,685	1,852
*	Aksa Enerji Uretim AS Class B	3,336,825	1,819
*	Logo Yazilim Sanayi Ve Ticaret AS	156,776	1,661

79

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

			Market
			Value
		Shares	($000)
	Otokar Otomotiv Ve Savunma Sanayi AS	89,952	1,608
	Aygaz AS	1,088,427	1,607
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,656,618	1,566
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,818,988	1,241
	Aksa Akrilik Kimya Sanayii AS	1,216,185	1,104
	Kordsa Teknik Tekstil AS	662,121	1,072
*	EGE Endustri VE Ticaret AS	13,412	1,055
	Anadolu Cam Sanayii AS	1,671,735	986
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	2,914,254	976
*	Albaraka Turk Katilim Bankasi AS	5,303,611	965
	Dogus Otomotiv Servis ve Ticaret AS	608,856	921
	Akcansa Cimento AS	744,618	895
*	Alarko Holding AS	1,359,878	883
*	Cimsa Cimento Sanayi VE Ticaret AS	732,267	815
	Polisan Holding AS	2,218,841	784
*	Zorlu Enerji Elektrik Uretim AS	3,994,065	722
*	Sekerbank Turk AS	4,862,986	695
	Tat Gida Sanayi AS	593,638	649
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,774,985	573
	Adana Cimento Sanayii TAS Class A	347,272	479
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,709	399
*	NET Holding AS	978,177	299
*	Konya Cimento Sanayii AS	4,239	155
*,§	Asya Katilim Bankasi AS	6,317,442	—
			478,523
United Arab Emirates (0.8%)
	First Abu Dhabi Bank PJSC	62,121,257	193,714
	Emirates Telecommunications Group Co. PJSC	25,003,435	105,073
	Abu Dhabi Commercial Bank PJSC	37,504,933	45,075
	DP World plc	2,332,129	37,241
	Emaar Properties PJSC	50,442,038	36,993
	Aldar Properties PJSC	56,646,058	27,651
	Dubai Islamic Bank PJSC	24,075,777	24,017
	Abu Dhabi Islamic Bank PJSC	11,899,767	11,567
	Air Arabia PJSC	34,134,185	10,550
	Emaar Malls PJSC	29,832,429	10,396
*	Dubai Investments PJSC	27,648,724	8,965
*	Dana Gas PJSC	44,310,202	8,837
	Emaar Development PJSC	12,127,904	7,552
*	GFH FINANCIAL GROUP BSC	33,585,781	5,457
	Dubai Financial Market PJSC	24,878,403	4,956
*	DAMAC Properties Dubai Co. PJSC	26,245,948	4,394
	Arabtec Holding PJSC	12,118,893	2,320
*	Union Properties PJSC	22,616,760	1,872
*	DXB Entertainments PJSC	43,513,730	1,850
	RAK Properties PJSC	18,311,383	1,841
*	Eshraq Investments PJSC	21,838,704	1,711
*	Deyaar Development PJSC	19,868,404	1,554
*,§	Drake & Scull International PJSC	4,230,859	426
			554,012
Total Common Stocks (Cost $72,455,678)			72,887,141

80

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2020

				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.5%)
2,3	Vanguard Market Liquidity Fund	0.522%	10,992,386	1,099,239

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	0.100%—0.103%	7/14/20	22,000	21,995
	United States Cash Management Bill	0.116%	9/29/20	39,000	38,980
4	United States Treasury Bill	0.087%	9/24/20	9,000	8,995
4	United States Treasury Bill	0.120%	7/30/20	5,000	4,999
4	United States Treasury Bill	1.551%	5/21/20	19,500	19,499
4	United States Treasury Bill	1.128%	6/4/20	17,000	16,998
					111,466
Total Temporary Cash Investments (Cost $1,210,289)					1,210,705
Total Investments (100.6%) (Cost $73,665,967)					74,097,846
Other Assets and Liabilities—Net (-0.6%)[3,4]					(459,865)
Net Assets (100%)					73,637,981

Cost Rounded to $000.

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $676,775,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $2,193,145,000, representing 3.0% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $733,151,000 was received for securities on loan, of which $732,286,000 is held in Vanguard Market Liquidity Fund and $865,000 is held in cash.
4	Securities with a value of $72,496,000 and cash of $13,348,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

81

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA5332 062020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.